OMB APPROVAL
	OMB Number:	3235-0578
	Expires:	January 16, 2016
UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . 5.6
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22127

Columbia Funds Variable Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Variable Portfolio – Balanced Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 63.3%
CONSUMER DISCRETIONARY 8.6%
Auto Components 0.4%
Delphi Automotive PLC	61,865	$3,614,153
Automobiles 1.1%
General Motors Co. (a)	279,302	10,046,493
Hotels, Restaurants & Leisure 0.6%
Wynn Resorts Ltd.	31,371	4,956,932
Household Durables 0.4%
Lennar Corp., Class A	102,520	3,629,208
Media 3.7%
Comcast Corp., Class A	231,187	10,438,093
DIRECTV (a)	104,230	6,227,742
Discovery Communications, Inc., Class A (a)	66,556	5,618,658
Viacom, Inc., Class B	134,504	11,241,844
Total		33,526,337
Specialty Retail 2.4%
Dick’s Sporting Goods, Inc.	93,800	5,007,044
Lowe’s Companies, Inc.	197,544	9,405,070
Tiffany & Co.	54,475	4,173,874
Ulta Salon Cosmetics & Fragrance, Inc. (a)	26,060	3,113,128
Total		21,699,116
TOTAL CONSUMER DISCRETIONARY		77,472,239
CONSUMER STAPLES 6.6%
Beverages 2.1%
Diageo PLC, ADR	59,999	7,624,673
PepsiCo, Inc.	139,785	11,112,908
Total		18,737,581
Food & Staples Retailing 1.5%
CVS Caremark Corp.	154,880	8,789,440
Walgreen Co.	92,805	4,992,909
Total		13,782,349
Household Products 1.1%
Procter & Gamble Co. (The)	133,465	10,088,619
Tobacco 1.9%
Philip Morris International, Inc.	191,763	16,604,758
TOTAL CONSUMER STAPLES		59,213,307

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 6.3%
Energy Equipment & Services 1.4%
Halliburton Co.	209,259	$10,075,821
Tidewater, Inc.	42,228	2,503,698
Total		12,579,519
Oil, Gas & Consumable Fuels 4.9%
Anadarko Petroleum Corp.	63,628	5,916,768
Canadian Natural Resources Ltd.	164,335	5,166,692
Chevron Corp.	122,241	14,852,281
ConocoPhillips	84,129	5,847,807
Exxon Mobil Corp.	64,783	5,573,929
Newfield Exploration Co. (a)	82,605	2,260,899
Noble Energy, Inc.	72,374	4,849,782
Total		44,468,158
TOTAL ENERGY		57,047,677
FINANCIALS 11.3%
Capital Markets 2.8%
BlackRock, Inc.	30,936	8,371,900
Invesco Ltd.	194,901	6,217,342
Morgan Stanley	168,309	4,535,928
State Street Corp.	94,262	6,197,726
Total		25,322,896
Commercial Banks 0.9%
Wells Fargo & Co.	204,471	8,448,742
Diversified Financial Services 6.4%
Bank of America Corp.	938,950	12,957,510
Berkshire Hathaway, Inc., Class B (a)	114,102	12,951,718
Citigroup, Inc.	297,093	14,411,982
JPMorgan Chase & Co.	327,515	16,929,250
Total		57,250,460
Insurance 1.2%
Aon PLC	139,191	10,361,378
TOTAL FINANCIALS		101,383,476
HEALTH CARE 8.0%
Biotechnology 0.6%
Ariad Pharmaceuticals, Inc. (a)	113,280	2,084,352
Celgene Corp. (a)	22,155	3,410,319
Total		5,494,671

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies 2.5%
Abbott Laboratories	139,940	$4,644,609
Baxter International, Inc.	124,179	8,157,319
Covidien PLC	162,093	9,877,947
Total		22,679,875
Health Care Providers & Services 2.0%
Cardinal Health, Inc.	200,281	10,444,654
CIGNA Corp.	85,305	6,556,542
Express Scripts Holding Co. (a)	14,837	916,630
Total		17,917,826
Pharmaceuticals 2.9%
Johnson & Johnson	147,156	12,756,953
Pfizer, Inc.	294,739	8,461,957
Salix Pharmaceuticals Ltd. (a)	66,175	4,425,784
Total		25,644,694
TOTAL HEALTH CARE		71,737,066
INDUSTRIALS 7.4%
Aerospace & Defense 2.2%
Honeywell International, Inc.	103,576	8,600,951
United Technologies Corp.	102,554	11,057,372
Total		19,658,323
Air Freight & Logistics 0.6%
FedEx Corp.	44,245	5,048,797
Commercial Services & Supplies 0.8%
Tyco International Ltd.	208,194	7,282,626
Electrical Equipment 1.1%
Eaton Corp. PLC	144,682	9,959,909
Industrial Conglomerates 1.5%
General Electric Co.	562,243	13,431,985
Professional Services 0.7%
Nielsen Holdings NV	187,075	6,818,884
Road & Rail 0.5%
Union Pacific Corp.	27,290	4,239,229
TOTAL INDUSTRIALS		66,439,753

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 12.2%
Communications Equipment 0.9%
QUALCOMM, Inc.	117,618	$7,922,748
Computers & Peripherals 3.2%
Apple, Inc.	39,821	18,984,662
EMC Corp.	277,089	7,082,395
Hewlett-Packard Co.	119,783	2,513,047
Total		28,580,104
Internet Software & Services 3.6%
Baidu, Inc., ADR (a)	18,235	2,829,707
eBay, Inc. (a)	203,760	11,367,771
Facebook, Inc., Class A (a)	65,001	3,265,650
Google, Inc., Class A (a)	17,609	15,423,899
Total		32,887,027
IT Services 1.3%
International Business Machines Corp.	19,819	3,670,083
Mastercard, Inc., Class A	12,231	8,228,772
Total		11,898,855
Semiconductors & Semiconductor Equipment 0.3%
Skyworks Solutions, Inc. (a)	125,057	3,106,416
Software 2.9%
Activision Blizzard, Inc.	268,780	4,480,563
Citrix Systems, Inc. (a)	39,917	2,818,539
Electronic Arts, Inc. (a)	327,376	8,364,457
Intuit, Inc.	127,915	8,482,044
Microsoft Corp.	46,588	1,551,846
Total		25,697,449
TOTAL INFORMATION TECHNOLOGY		110,092,599
MATERIALS 1.0%
Chemicals 1.0%
Celanese Corp., Class A	28,855	1,523,255
Dow Chemical Co. (The)	207,097	7,952,525
Total		9,475,780
TOTAL MATERIALS		9,475,780
TELECOMMUNICATION SERVICES 1.9%
Diversified Telecommunication Services 1.3%
AT&T, Inc.	346,855	11,730,636
Wireless Telecommunication Services 0.6%
Vodafone Group PLC, ADR	151,318	5,323,368
TOTAL TELECOMMUNICATION SERVICES		17,054,004
Total Common Stocks (Cost: $463,446,711)		$569,915,901

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 10.8%
Aerospace & Defense 0.1%
ADS Tactical, Inc. Senior Secured (b)
04/01/18	11.000%	$71,000	$64,610
Bombardier, Inc. Senior Notes (b)
01/15/23	6.125%	26,000	26,065
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	23,000	24,725
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	72,000	78,300
L-3 Communications Corp.
02/15/21	4.950%	645,000	683,006
TransDigm, Inc.
10/15/20	5.500%	22,000	21,560
TransDigm, Inc. (b)
07/15/21	7.500%	33,000	35,475
Total			933,741
Automotive 0.1%
Allison Transmission, Inc. (b)
05/15/19	7.125%	42,000	44,835
American Axle & Manufacturing, Inc.
03/15/21	6.250%	30,000	30,900
Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/19	8.000%	13,000	14,365
Delphi Corp.
02/15/23	5.000%	33,000	34,072
Ford Motor Credit Co. LLC Senior Unsecured
01/16/18	2.375%	975,000	967,328
General Motors Financial Co., Inc. (b)
05/15/18	3.250%	9,000	8,753
05/15/23	4.250%	13,000	11,879
Jaguar Land Rover Automotive PLC (b)
02/01/23	5.625%	41,000	40,077
Schaeffler Finance BV Senior Secured (b)
05/15/21	4.750%	28,000	27,160
Titan International, Inc. Senior Secured (b)(c)
10/01/20	6.875%	19,000	19,142

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Automotive (continued)
Visteon Corp.
04/15/19	6.750%	$62,000	$65,875
Total			1,264,386
Banking 2.0%
Ally Financial, Inc.
03/15/20	8.000%	132,000	151,800
BB&T Corp. Senior Unsecured (d)
04/28/14	0.964%	850,000	852,624
BNP Paribas SA Senior Unsecured
08/20/18	2.700%	980,000	991,208
Bank of America Corp. Senior Unsecured
01/05/21	5.875%	1,195,000	1,354,338
Bear Stearns Companies LLC (The) Senior Unsecured
02/01/18	7.250%	1,500,000	1,796,626
Capital One Financial Corp. Senior Unsecured
06/15/23	3.500%	715,000	675,574
Citigroup, Inc. Senior Unsecured
05/15/18	6.125%	1,245,000	1,440,023
Goldman Sachs Group, Inc. (The) Senior Unsecured
01/18/18	5.950%	1,190,000	1,345,182
HSBC Holdings PLC Senior Unsecured
04/05/21	5.100%	960,000	1,057,472
ING Bank NV Senior Unsecured (b)(d)
09/25/15	1.891%	910,000	929,336
KeyCorp Senior Unsecured
03/24/21	5.100%	600,000	660,698
Merrill Lynch & Co., Inc. Senior Unsecured
04/25/18	6.875%	540,000	636,393
Morgan Stanley
04/01/18	6.625%	850,000	986,813
PNC Financial Services Group, Inc. (The) Senior Unsecured (d)
11/09/22	2.854%	1,075,000	990,530
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	89,000	100,570
The Royal Bank of Scotland PLC
08/24/20	5.625%	900,000	993,722

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
U.S. Bank Subordinated Notes (d)
04/29/20	3.778%	$1,200,000	$1,250,821
Wells Fargo & Co. Subordinated Notes
02/13/23	3.450%	1,460,000	1,366,506
Total			17,580,236
Brokerage —%
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	24,000	25,560
Nuveen Investments, Inc. (b)
Senior Unsecured
10/15/17	9.125%	11,000	10,808
10/15/20	9.500%	62,000	60,605
Total			96,973
Building Materials —%
Allegion US Holding Co., Inc. (b)(c)
10/01/21	5.750%	26,000	26,358
American Builders & Contractors Supply Co., Inc. Senior Unsecured (b)
04/15/21	5.625%	38,000	37,050
Gibraltar Industries, Inc.
02/01/21	6.250%	13,000	13,130
HD Supply, Inc.
Secured
04/15/20	11.000%	23,000	27,542
HD Supply, Inc. (b)
Senior Unsecured
07/15/20	7.500%	36,000	37,305
Nortek, Inc.
12/01/18	10.000%	8,000	8,780
04/15/21	8.500%	34,000	36,975
Total			187,140
Chemicals 0.2%
Celanese U.S. Holdings LLC
06/15/21	5.875%	44,000	45,980
Dow Chemical Co. (The) Senior Unsecured
11/01/29	7.375%	475,000	597,276
Eastman Chemical Co. Senior Unsecured
06/01/17	2.400%	675,000	684,726
Huntsman International LLC
11/15/20	4.875%	20,000	18,950
03/15/21	8.625%	6,000	6,660
JM Huber Corp. Senior Notes (b)
11/01/19	9.875%	55,000	62,700

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
Koppers, Inc.
12/01/19	7.875%	$12,000	$12,990
Momentive Performance Materials, Inc.
Senior Secured
10/15/20	8.875%	49,000	51,328
10/15/20	10.000%	9,000	9,394
PQ Corp. Secured (b)
05/01/18	8.750%	139,000	147,687
U.S. Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV (b)
05/01/21	7.375%	19,000	19,855
Total			1,657,546
Construction Machinery 0.1%
Case New Holland, Inc.
12/01/17	7.875%	56,000	65,100
Caterpillar Financial Services Corp. Senior Unsecured
06/01/22	2.850%	675,000	645,018
Columbus McKinnon Corp.
02/01/19	7.875%	49,000	52,430
H&E Equipment Services, Inc.
09/01/22	7.000%	6,000	6,390
Neff Rental LLC/Finance Corp. Secured (b)
05/15/16	9.625%	59,000	62,687
United Rentals North America, Inc.
04/15/22	7.625%	84,000	91,350
Total			922,975
Consumer Cyclical Services —%
Corrections Corp. of America
05/01/23	4.625%	27,000	25,144
Goodman Networks, Inc. (b)
Senior Secured
07/01/18	12.125%	22,000	23,320
07/01/18	13.125%	45,000	47,475
Monitronics International, Inc.
04/01/20	9.125%	26,000	27,300
Monitronics International, Inc. (b)
Senior Unsecured
04/01/20	9.125%	13,000	13,618
Vivint, Inc. (b)
12/01/20	8.750%	73,000	71,722
Senior Secured
12/01/19	6.375%	61,000	57,645
Total			266,224

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Products 0.1%
Clorox Co. (The) Senior Unsecured
09/15/22	3.050%	$525,000	$500,460
Libbey Glass, Inc. Senior Secured
05/15/20	6.875%	21,000	22,365
Serta Simmons Holdings LLC Senior Unsecured (b)
10/01/20	8.125%	53,000	55,517
Spectrum Brands Escrow Corp. (b)
11/15/20	6.375%	39,000	40,658
Spectrum Brands, Inc.
03/15/20	6.750%	56,000	59,500
Springs Window Fashions LLC Senior Secured (b)
06/01/21	6.250%	47,000	46,060
Total			724,560
Diversified Manufacturing 0.1%
Gardner Denver, Inc. Senior Unsecured (b)
08/15/21	6.875%	34,000	33,575
Hamilton Sundstrand Corp. Senior Unsecured (b)
12/15/20	7.750%	34,000	34,935
United Technologies Corp. Senior Unsecured
06/01/22	3.100%	500,000	491,868
Total			560,378
Electric 0.9%
Arizona Public Service Co. Senior Unsecured
04/01/42	4.500%	525,000	498,965
CMS Energy Corp. Senior Unsecured
02/01/20	6.250%	715,000	824,067
Calpine Corp. Senior Secured (b)
02/15/21	7.500%	47,000	49,703
Commonwealth Edison Co. 1st Mortgage
09/15/17	6.150%	575,000	673,076
Dominion Resources, Inc. Senior Unsecured
08/15/19	5.200%	660,000	748,196
FirstEnergy Corp. Senior Unsecured
03/15/23	4.250%	790,000	722,477

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	$31,000	$34,875
Indiana Michigan Power Co. Senior Unsecured
03/15/37	6.050%	585,000	642,490
Nevada Power Co.
08/01/18	6.500%	550,000	659,654
PPL Capital Funding, Inc.
06/01/23	3.400%	1,050,000	978,474
Pacific Gas & Electric Co. Senior Unsecured
03/01/37	5.800%	600,000	650,785
Progress Energy, Inc. Senior Unsecured
03/01/31	7.750%	500,000	641,349
TransAlta Corp. Senior Unsecured
01/15/15	4.750%	675,000	705,524
Total			7,829,635
Entertainment 0.1%
AMC Entertainment, Inc.
12/01/20	9.750%	5,000	5,700
Activision Blizzard, Inc. (b)
09/15/21	5.625%	82,000	82,102
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (b)
03/15/21	5.250%	34,000	32,470
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates (e)(f)
07/01/15	9.300%	357,162	357,162
Total			477,434
Environmental 0.1%
Waste Management, Inc.
03/11/19	7.375%	700,000	845,212
Food and Beverage 0.5%
ARAMARK Corp. (b)
03/15/20	5.750%	12,000	12,120
B&G Foods, Inc.
06/01/21	4.625%	66,000	63,030
Bacardi Ltd. (b)
04/01/14	7.450%	150,000	154,857
ConAgra Foods, Inc. Senior Unsecured
09/15/22	3.250%	810,000	775,431

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
Diageo Capital PLC
04/29/23	2.625%	$810,000	$746,069
Kraft Foods Group, Inc. Senior Unsecured
06/06/22	3.500%	550,000	543,199
Mondelez International, Inc. Senior Unsecured
02/10/20	5.375%	625,000	705,732
PepsiCo, Inc. Senior Unsecured
03/05/22	2.750%	880,000	837,950
SABMiller Holdings, Inc. (b)
01/15/22	3.750%	950,000	957,564
Total			4,795,952
Gaming 0.1%
Boyd Gaming Corp.
07/01/20	9.000%	8,000	8,700
Caesars Entertainment Operating Co., Inc.
Senior Secured
02/15/20	8.500%	34,000	31,280
02/15/20	9.000%	42,000	39,533
MGM Resorts International
03/01/18	11.375%	37,000	47,082
10/01/20	6.750%	6,000	6,300
12/15/21	6.625%	25,000	25,875
PNK Finance Corp. (b)
08/01/21	6.375%	64,000	65,280
Pinnacle Entertainment, Inc.
04/01/22	7.750%	2,000	2,105
ROC Finance LLC/Corp. Secured (b)
09/01/18	12.125%	70,000	77,525
Seminole Indian Tribe of Florida, Inc. Senior Secured (b)
10/01/20	6.535%	98,000	104,860
Seneca Gaming Corp. (b)
12/01/18	8.250%	51,000	54,761
SugarHouse HSP Gaming LP/Finance Corp. Senior Secured (b)
06/01/21	6.375%	37,000	35,335
Tunica-Biloxi Gaming Authority Senior Unsecured (b)
11/15/15	9.000%	27,000	24,368
Total			523,004
Gas Distributors 0.1%
Sempra Energy Senior Unsecured
10/01/22	2.875%	525,000	487,638

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines 0.5%
Access Midstream Partners LP/Finance Corp.
04/15/21	5.875%	$29,000	$29,798
05/15/23	4.875%	61,000	57,340
El Paso LLC Senior Secured
09/15/20	6.500%	13,000	13,569
El Paso Pipeline Partners Operating Co. LLC
11/15/40	7.500%	525,000	640,209
Enterprise Products Operating LLC
02/01/41	5.950%	615,000	662,803
Hiland Partners LP/Finance Corp. (b)
10/01/20	7.250%	74,000	77,145
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	38,000	39,995
02/15/23	5.500%	59,000	59,147
07/15/23	4.500%	3,000	2,828
NiSource Finance Corp.
02/15/44	4.800%	595,000	532,854
Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	55,000	57,750
04/15/23	5.500%	45,000	43,200
Regency Energy Partners LP/Finance Corp. (b)
11/01/23	4.500%	28,000	25,340
Sabine Pass Liquefaction LLC Senior Secured (b)
02/01/21	5.625%	48,000	46,980
Southern Natural Gas Co. LLC Senior Unsecured (b)
04/01/17	5.900%	539,000	612,743
TransCanada PipeLines Ltd. Senior Unsecured (d)
06/30/16	0.928%	1,130,000	1,137,051
Williams Partners LP/Finance Corp. Senior Unsecured
02/01/17	7.250%	655,000	762,627
Total			4,801,379
Health Care 0.3%
Amsurg Corp.
11/30/20	5.625%	20,000	20,000
Biomet, Inc.
08/01/20	6.500%	55,000	56,787
10/01/20	6.500%	20,000	20,275
CHS/Community Health Systems, Inc.
11/15/19	8.000%	39,000	40,901
Senior Secured
08/15/18	5.125%	33,000	33,578
Cardinal Health, Inc. Senior Unsecured
12/15/20	4.625%	625,000	667,851

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
ConvaTec Finance International SA Senior Unsecured PIK (b)
01/15/19	8.250%	$43,000	$43,000
ConvaTec Healthcare E SA Senior Unsecured (b)
12/15/18	10.500%	41,000	46,330
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	48,000	47,460
Emdeon, Inc.
12/31/19	11.000%	72,000	82,080
Express Scripts Holding Co.
11/15/21	4.750%	625,000	668,941
Fresenius Medical Care U.S. Finance, Inc. (b)
09/15/18	6.500%	34,000	37,315
02/15/21	5.750%	43,000	43,967
HCA Holdings, Inc. Senior Unsecured
02/15/21	6.250%	107,000	108,739
HCA, Inc.
02/15/22	7.500%	71,000	77,922
Senior Secured
05/01/23	4.750%	8,000	7,530
Healthcare Technology Intermediate, Inc. Senior Unsecured PIK (b)
09/01/18	7.375%	26,000	26,585
Hologic, Inc.
08/01/20	6.250%	12,000	12,495
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	30,000	31,125
IMS Health, Inc. Senior Unsecured (b)
11/01/20	6.000%	12,000	12,255
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured
11/01/18	10.500%	30,000	33,075
MPH Intermediate Holding Co. 2 Senior Unsecured PIK (b)
08/01/18	8.375%	30,000	30,731
McKesson Corp. Senior Unsecured
03/01/21	4.750%	600,000	658,537
Physio-Control International, Inc. Senior Secured (b)
01/15/19	9.875%	18,000	20,160
Radnet Management, Inc.
04/01/18	10.375%	26,000	27,495
STHI Holding Corp. Secured (b)
03/15/18	8.000%	29,000	31,248
Tenet Healthcare Corp.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Senior Secured
06/01/20	4.750%	$41,000	$39,463
04/01/21	4.500%	6,000	5,625
Tenet Healthcare Corp. (b)
Senior Secured
10/01/20	6.000%	20,000	20,450
Senior Unsecured
04/01/22	8.125%	67,000	70,099
Truven Health Analytics, Inc.
06/01/20	10.625%	31,000	33,790
United Surgical Partners International, Inc.
04/01/20	9.000%	25,000	27,438
Universal Hospital Services, Inc. Secured
08/15/20	7.625%	2,000	2,065
Total			3,085,312
Healthcare Insurance 0.1%
Cigna Corp. Senior Unsecured
06/15/20	5.125%	619,000	682,184
Home Construction —%
Ashton Woods U.S.A. LLC/Finance Co. (b)
02/15/21	6.875%	5,000	4,863
Beazer Homes USA, Inc.
02/01/23	7.250%	11,000	10,560
Brookfield Residential Properties, Inc. /U.S. Corp. (b)
07/01/22	6.125%	17,000	16,660
KB Home
03/15/20	8.000%	23,000	24,840
Meritage Homes Corp.
03/01/18	4.500%	21,000	20,632
04/01/22	7.000%	24,000	25,440
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	48,000	52,800
Standard Pacific Corp.
12/15/21	6.250%	20,000	20,000
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/21	5.250%	6,000	5,595
Woodside Homes Co. LLC / Finance, Inc. Senior Unsecured (b)
12/15/21	6.750%	18,000	18,000
Total			199,390
Independent Energy 0.6%
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	675,000	757,944

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Antero Resources Finance Corp.
08/01/19	7.250%	$14,000	$14,770
Athlon Holdings LP/Finance Corp. (b)
04/15/21	7.375%	68,000	69,360
Aurora U.S.A. Oil & Gas, Inc. (b)
04/01/20	7.500%	84,000	83,580
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	75,000	81,750
Chesapeake Energy Corp.
08/15/20	6.625%	47,000	50,701
11/15/20	6.875%	16,000	17,280
02/15/21	6.125%	45,000	46,687
03/15/23	5.750%	39,000	39,097
Comstock Resources, Inc.
06/15/20	9.500%	51,000	55,590
Concho Resources, Inc.
01/15/21	7.000%	72,000	78,840
04/01/23	5.500%	18,000	17,775
Continental Resources, Inc.
10/01/19	8.250%	3,000	3,300
04/01/21	7.125%	22,000	24,530
09/15/22	5.000%	179,000	180,119
04/15/23	4.500%	45,000	44,156
Devon Energy Corp. Senior Unsecured
05/15/17	1.875%	545,000	546,213
EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	10,000	10,850
EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	17,000	19,083
EnCana Corp. Senior Unsecured
11/15/21	3.900%	625,000	626,394
Kodiak Oil & Gas Corp.
12/01/19	8.125%	42,000	45,885
Kodiak Oil & Gas Corp. (b)
01/15/21	5.500%	54,000	53,055
02/01/22	5.500%	70,000	68,250
Laredo Petroleum, Inc.
02/15/19	9.500%	76,000	84,360
05/01/22	7.375%	11,000	11,660
MEG Energy Corp. (b)(c)
03/31/24	7.000%	48,000	48,300
Oasis Petroleum, Inc.
02/01/19	7.250%	44,000	46,640
11/01/21	6.500%	82,000	86,510
01/15/23	6.875%	26,000	27,560
Oasis Petroleum, Inc. (b)
03/15/22	6.875%	14,000	14,770
Pioneer Natural Resources Co. Senior Unsecured
07/15/22	3.950%	725,000	728,269

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
QEP Resources, Inc.
Senior Unsecured
10/01/22	5.375%	$18,000	$17,235
05/01/23	5.250%	23,000	21,448
Range Resources Corp.
06/01/21	5.750%	35,000	36,750
SM Energy Co. Senior Unsecured (b)
01/15/24	5.000%	49,000	45,080
Southwestern Energy Co.
02/01/18	7.500%	590,000	701,201
Whiting Petroleum Corp.
10/01/18	6.500%	4,000	4,210
Whiting Petroleum Corp. (b)
03/15/21	5.750%	36,000	36,810
Woodside Finance Ltd. (b)
05/10/21	4.600%	750,000	793,474
Total			5,639,486
Integrated Energy 0.2%
Cenovus Energy, Inc. Senior Unsecured
09/15/23	3.800%	850,000	840,413
Petro-Canada Senior Unsecured
05/15/18	6.050%	565,000	658,640
Total			1,499,053
Life Insurance 0.5%
American International Group, Inc. Senior Unsecured (c)
02/15/24	4.125%	1,000,000	1,000,689
Hartford Financial Services Group, Inc. Senior Unsecured
03/30/20	5.500%	795,000	897,083
Lincoln National Corp. Senior Unsecured
07/01/19	8.750%	510,000	660,843
Metropolitan Life Global Funding I Senior Secured (b)
04/11/22	3.875%	735,000	754,213
Prudential Financial, Inc. Senior Unsecured
06/15/17	6.100%	775,000	888,958
Total			4,201,786
Lodging —%
Choice Hotels International, Inc.
07/01/22	5.750%	25,000	25,875
Hilton Worldwide Finance/Corp. (b)(c)
10/15/21	5.625%	36,000	36,180

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Lodging (continued)
Playa Resorts Holding BV Senior Unsecured (b)
08/15/20	8.000%	$42,000	$44,560
Total			106,615
Media Cable 0.1%
CCO Holdings LLC/Capital Corp.
01/31/22	6.625%	13,000	13,195
09/30/22	5.250%	34,000	31,450
CSC Holdings LLC Senior Unsecured
02/15/18	7.875%	38,000	43,415
Cablevision Systems Corp.
Senior Unsecured
04/15/20	8.000%	34,000	37,910
09/15/22	5.875%	9,000	8,820
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (b)
09/15/20	6.375%	43,000	43,860
DIRECTV Holdings LLC/Financing Co., Inc.
03/01/21	5.000%	895,000	916,258
DISH DBS Corp.
09/01/19	7.875%	44,000	50,160
07/15/22	5.875%	37,000	36,445
03/15/23	5.000%	71,000	65,852
Quebecor Media, Inc. Senior Unsecured
01/15/23	5.750%	27,000	25,448
Unitymedia Hessen GmbH & Co. KG NRW Senior Secured (b)
01/15/23	5.500%	27,000	25,718
Videotron Ltd.
07/15/22	5.000%	27,000	25,650
WaveDivision Escrow LLC/Corp. Senior Unsecured (b)
09/01/20	8.125%	2,000	2,090
WideOpenWest Finance LLC/Capital Corp.
07/15/19	10.250%	7,000	7,560
Total			1,333,831
Media Non-Cable 0.5%
AMC Networks, Inc.
07/15/21	7.750%	64,000	71,040
12/15/22	4.750%	14,000	13,090
Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	55,000	53,213
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	70,000	72,275
11/15/22	6.500%	38,000	38,760
11/15/22	6.500%	35,000	35,525

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable (continued)
Hughes Satellite Systems Corp.
06/15/21	7.625%	$30,000	$32,325
Intelsat Jackson Holdings SA
10/15/20	7.250%	72,000	76,860
Intelsat Luxembourg SA (b)
06/01/21	7.750%	21,000	21,735
06/01/23	8.125%	61,000	64,202
MDC Partners, Inc. (b)
04/01/20	6.750%	56,000	56,700
NBCUniversal Media LLC
04/01/41	5.950%	750,000	847,081
National CineMedia LLC Senior Secured
04/15/22	6.000%	38,000	38,760
News America, Inc.
03/15/33	6.550%	600,000	683,060
Nielsen Finance Co. SARL (The) (b)
10/01/21	5.500%	46,000	46,115
Nielsen Finance LLC/Co.
10/01/20	4.500%	74,000	71,225
Reed Elsevier Capital, Inc.
10/15/22	3.125%	700,000	648,038
Sinclair Television Group, Inc. (b)(c)
11/01/21	6.375%	12,000	11,970
TCM Sub LLC (b)
01/15/15	3.550%	650,000	670,927
Thomson Reuters Corp. Senior Unsecured
05/23/43	4.500%	550,000	474,156
Univision Communications, Inc. (b)
05/15/21	8.500%	32,000	34,880
Senior Secured
11/01/20	7.875%	20,000	21,850
09/15/22	6.750%	43,000	45,365
05/15/23	5.125%	20,000	19,150
Total			4,148,302
Metals 0.1%
Alpha Natural Resources, Inc.
04/15/18	9.750%	24,000	24,360
ArcelorMittal Senior Unsecured (d)
03/01/21	6.000%	73,000	74,825
Arch Coal, Inc.
06/15/21	7.250%	3,000	2,265
Arch Coal, Inc. (b)
06/15/19	9.875%	53,000	47,170
CONSOL Energy, Inc.
03/01/21	6.375%	2,000	2,050

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals (continued)
Calcipar SA Senior Secured (b)
05/01/18	6.875%	$40,000	$41,700
FMG Resources August 2006 Proprietary Ltd. (b)
11/01/19	8.250%	64,000	69,280
FQM Akubra, Inc. (b)
06/01/20	8.750%	72,000	77,040
06/01/21	7.500%	26,000	26,650
JMC Steel Group, Inc. Senior Notes (b)
03/15/18	8.250%	41,000	40,078
Peabody Energy Corp.
11/15/18	6.000%	16,000	15,960
11/15/21	6.250%	37,000	35,890
Vale Overseas Ltd.
01/23/17	6.250%	640,000	717,400
Total			1,174,668
Non-Captive Consumer —%
Provident Funding Associates LP/PFG Finance Corp. (b)
06/15/21	6.750%	46,000	46,230
Springleaf Finance Corp.
Senior Unsecured
12/15/17	6.900%	19,000	19,903
Springleaf Finance Corp. (b)
Senior Unsecured
10/01/21	7.750%	16,000	16,660
10/01/23	8.250%	16,000	16,740
Total			99,533
Non-Captive Diversified 0.3%
Air Lease Corp.
03/01/20	4.750%	73,000	71,722
CIT Group, Inc.
Senior Unsecured
03/15/18	5.250%	17,000	17,808
08/01/23	5.000%	18,000	17,427
CIT Group, Inc. (b)
Senior Secured
04/01/18	6.625%	134,000	148,070
General Electric Capital Corp. Senior Unsecured
10/17/21	4.650%	2,100,000	2,238,018
International Lease Finance Corp. Senior Unsecured
12/15/20	8.250%	126,000	143,640
Total			2,636,685
Oil Field Services 0.2%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	93,000	97,417
Green Field Energy Services, Inc. (b)(d)(g)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Oil Field Services (continued)
Secured
11/15/16	13.000%	$3,000	$2,700
11/15/16	13.000%	110,000	99,000
Halliburton Co. Senior Unsecured
08/01/23	3.500%	1,000,000	991,162
Oil States International, Inc. (b)
01/15/23	5.125%	26,000	28,470
Pacific Drilling SA Senior Secured (b)
06/01/20	5.375%	74,000	72,150
Weatherford International LLC
06/15/37	6.800%	725,000	752,638
Total			2,043,537
Other Industry —%
Interline Brands, Inc.
11/15/18	7.500%	39,000	41,291
Unifrax I LLC/Holding Co. (b)
02/15/19	7.500%	27,000	27,000
Total			68,291
Packaging —%
BOE Intermediate Holding Corp. Senior Unsecured PIK (b)
11/01/17	9.000%	12,000	12,540
Plastipak Holdings, Inc. Senior Unsecured (b)(c)
10/01/21	6.500%	46,000	46,460
Reynolds Group Issuer, Inc. LLC Senior Secured
10/15/20	5.750%	21,000	21,079
Reynolds Group Issuer, Inc./LLC
08/15/19	9.875%	74,000	80,290
Senior Secured
04/15/19	7.125%	62,000	65,875
Total			226,244
Paper —%
Graphic Packaging International, Inc.
04/15/21	4.750%	27,000	26,258
Pharmaceuticals 0.3%
AbbVie, Inc. Senior Unsecured
11/06/22	2.900%	600,000	561,126
Amgen, Inc. Senior Unsecured
11/15/21	3.875%	845,000	856,327

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals (continued)
GlaxoSmithKline Capital, Inc.
03/18/23	2.800%	$650,000	$613,764
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (b)
12/01/19	9.500%	18,000	20,227
Merck & Co, Inc. Senior Unsecured
05/18/23	2.800%	725,000	685,683
Valeant Pharmaceuticals International (b)
10/15/20	6.375%	84,000	86,940
Senior Unsecured
08/15/18	6.750%	35,000	37,450
07/15/21	7.500%	50,000	53,875
Total			2,915,392
Property & Casualty 0.4%
ACE INA Holdings, Inc.
03/15/18	5.800%	565,000	655,459
Alliant Holdings, Inc. Senior Unsecured (b)
12/15/20	7.875%	36,000	36,900
CNA Financial Corp. Senior Unsecured
11/15/19	7.350%	525,000	638,964
HUB International Ltd. Senior Unsecured (b)(c)
10/01/21	7.875%	68,000	68,085
Liberty Mutual Group, Inc. (b)
06/01/21	5.000%	795,000	843,350
Loews Corp. Senior Unsecured
05/15/23	2.625%	1,100,000	1,006,089
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	375,000	460,539
Total			3,709,386
Railroads 0.2%
CSX Corp. Senior Unsecured
10/30/20	3.700%	650,000	673,454
Canadian Pacific Railway Co. Senior Unsecured
03/15/23	4.450%	770,000	805,846
Total			1,479,300
Refining 0.1%
Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%	570,000	619,718

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
REITs 0.3%
Boston Properties LP Senior Unsecured
05/15/21	4.125%	$635,000	$653,292
CyrusOne LP/Finance Corp.
11/15/22	6.375%	46,000	45,655
Duke Realty LP
08/15/19	8.250%	625,000	777,066
Kimco Realty Corp. Senior Unsecured
02/01/18	4.300%	665,000	718,058
Simon Property Group LP Senior Unsecured
02/01/40	6.750%	495,000	602,519
Total			2,796,590
Restaurants 0.1%
Yum! Brands, Inc. Senior Unsecured
11/01/20	3.875%	640,000	651,007
Retailers 0.1%
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	52,000	57,850
Burlington Holdings LLC/Finance, Inc. Senior Unsecured PIK (b)
02/15/18	9.000%	50,000	51,375
Jo-Ann Stores, Inc. Senior Unsecured (b)
03/15/19	8.125%	34,000	34,680
Macy’s Retail Holdings, Inc.
07/15/34	6.700%	650,000	735,195
Michaels FinCo Holdings LLC/Inc. Senior Unsecured PIK (b)
08/01/18	7.500%	40,000	40,400
Rite Aid Corp.
03/15/20	9.250%	15,000	17,025
Senior Unsecured
02/15/27	7.700%	18,000	18,450
Rite Aid Corp. (b)
06/15/21	6.750%	15,000	15,581
Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	15,000	15,038
Total			985,594
Supermarkets 0.1%
Safeway, Inc. Senior Unsecured
02/01/31	7.250%	630,000	637,870

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology 0.3%
Alliance Data Systems Corp. (b)
12/01/17	5.250%	$39,000	$39,975
04/01/20	6.375%	22,000	22,935
Ancestry.com, Inc. Senior Unsecured PIK (b)
10/15/18	9.625%	22,000	22,055
Apple, Inc. Senior Unsecured
05/03/23	2.400%	960,000	868,974
DuPont Fabros Technology LP Senior Unsecured (b)
09/15/21	5.875%	15,000	15,000
Equinix, Inc.
Senior Unsecured
04/01/20	4.875%	20,000	19,400
04/01/23	5.375%	14,000	13,230
First Data Corp.
01/15/21	12.625%	52,000	57,200
First Data Corp. (b)
01/15/21	11.250%	19,000	19,855
08/15/21	11.750%	19,000	18,335
Secured
01/15/21	8.250%	51,000	52,657
Senior Secured
08/15/20	8.875%	58,000	63,945
11/01/20	6.750%	18,000	18,540
Hewlett-Packard Co. Senior Unsecured
06/01/21	4.300%	870,000	845,205
NXP BV/Funding LLC (b)
02/15/21	5.750%	46,000	46,690
Nuance Communications, Inc. (b)
08/15/20	5.375%	49,000	46,428
Oracle Corp. Senior Unsecured
04/15/38	6.500%	555,000	684,434
VeriSign, Inc. (b)
05/01/23	4.625%	33,000	31,020
Total			2,885,878
Textile —%
Quiksilver Inc./QS Wholesale Inc. Senior Secured (b)
08/01/18	7.875%	6,000	6,255
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	16,000	18,440
ERAC U.S.A. Finance LLC (b)
10/15/37	7.000%	630,000	746,473
Hertz Corp. (The)
10/15/18	7.500%	32,000	34,480

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Transportation Services (continued)
01/15/21	7.375%	$34,000	$36,550
LBC Tank Terminals Holding Netherlands BV (b)
05/15/23	6.875%	43,000	43,215
Total			879,158
Wireless 0.2%
Crown Castle International Corp. Senior Unsecured
01/15/23	5.250%	28,000	25,760
MetroPCS Wireless, Inc. (b)
04/01/23	6.625%	33,000	33,000
NII International Telecom SCA (b)
08/15/19	7.875%	38,000	34,485
08/15/19	11.375%	80,000	82,800
Rogers Communications, Inc. (c)
10/01/23	4.100%	850,000	852,635
SBA Telecommunications, Inc.
07/15/20	5.750%	74,000	73,445
Softbank Corp. (b)
04/15/20	4.500%	65,000	62,465
Sprint Communications, Inc.
Senior Unsecured
08/15/17	8.375%	7,000	7,910
11/15/21	11.500%	50,000	64,250
11/15/22	6.000%	10,000	9,200
Sprint Communications, Inc. (b)
11/15/18	9.000%	132,000	154,770
03/01/20	7.000%	54,000	58,050
Sprint Corp. (b)
09/15/21	7.250%	51,000	51,510
09/15/23	7.875%	51,000	52,020
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	625,000	606,644
Wind Acquisition Finance SA Senior Secured (b)
04/30/20	6.500%	31,000	31,775
Total			2,200,719
Wirelines 0.7%
AT&T, Inc. Senior Unsecured
02/15/39	6.550%	1,050,000	1,167,048
CenturyLink, Inc. Senior Unsecured
04/01/20	5.625%	80,000	78,100
Deutsche Telekom International Finance BV
03/23/16	5.750%	400,000	442,197
Embarq Corp. Senior Unsecured
06/01/36	7.995%	660,000	671,927
Frontier Communications Corp.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Senior Unsecured
07/01/21	9.250%	$10,000	$11,450
04/15/24	7.625%	72,000	72,000
Level 3 Communications, Inc. Senior Unsecured
02/01/19	11.875%	44,000	50,600
Level 3 Financing, Inc.
04/01/19	9.375%	70,000	77,175
07/01/19	8.125%	21,000	22,470
06/01/20	7.000%	3,000	3,030
Orange SA Senior Unsecured
09/14/16	2.750%	750,000	773,769
PAETEC Holding Corp.
12/01/18	9.875%	54,000	60,075
Telecom Italia Capital SA
07/18/36	7.200%	815,000	757,269
Telefonica Emisiones SAU
06/20/36	7.045%	825,000	875,653
Verizon New York, Inc.
04/01/32	7.375%	920,000	1,052,122
Windstream Corp.
08/01/23	6.375%	34,000	31,110
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	33,000	37,867
Senior Secured
01/01/20	8.125%	39,000	42,656
Total			6,226,518
Total Corporate Bonds & Notes (Cost: $96,706,101)			$97,118,973

Residential Mortgage-Backed Securities - Agency 10.7%
Federal Home Loan Mortgage Corp. (c)(h)
10/01/43	4.000%	10,570,000	11,047,301
Federal Home Loan Mortgage Corp. (h)
08/01/18-05/01/41	5.000%	5,599,911	6,015,786
12/01/23- 06/01/37	6.000%	2,731,575	2,984,141
04/01/32	7.000%	146,633	166,077
05/01/39- 08/01/41	4.500%	7,810,056	8,315,593
10/01/26-09/01/43	3.500%	19,435,282	19,786,205
05/01/18-02/01/38	5.500%	2,397,331	2,590,972
01/01/43-08/01/43	3.000%	15,520,310	15,119,631
02/01/17-07/01/32	6.500%	1,153,653	1,299,435
Federal National Mortgage Association (c)(h)
09/01/28	4.000%	1,595,000	1,691,008

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
10/01/28-10/01/43	3.500%	$5,300,000	$5,445,624
10/01/28	3.000%	5,635,000	5,833,986
11/01/26-10/01/43	4.000%	3,010,852	3,183,503
Federal National Mortgage Association (d)(h)
08/01/34	5.576%	154,505	166,163
Federal National Mortgage Association (h)
09/01/40	4.000%	3,331,926	3,495,884
11/01/16-12/01/28	6.000%	356,647	389,588
11/01/18-12/01/32	7.000%	1,603,361	1,792,396
06/01/17-09/01/32	6.500%	559,132	617,524
08/01/23-03/01/38	5.500%	1,513,686	1,649,210
07/01/23	5.000%	415,763	452,996
08/01/43	3.000%	1,345,053	1,315,166
Federal National Mortgage Association (h)(i)
10/01/40	4.500%	1,504,735	1,607,418
Federal National Mortgage Association (h)(j)
CMO IO Series 2003-71 Class IM
12/25/31	5.500%	250,699	8,262
Government National Mortgage Association (h)
10/15/33	5.500%	649,789	734,877
09/15/33	5.000%	674,723	740,440
Total Residential Mortgage-Backed Securities - Agency (Cost: $94,120,253)			$96,449,186

Residential Mortgage-Backed Securities - Non-Agency 0.4%
Springleaf Mortgage Loan Trust (b)(d)(h)
CMO Series 2012-1A Class A
09/25/57	2.667%	550,948	560,898
CMO Series 2012-2A Class A
10/25/57	2.220%	330,580	330,102
CMO Series 2012-3A Class A
12/25/59	1.570%	1,320,529	1,303,613
CMO Series 2013-1A Class A
06/25/58	1.270%	974,389	954,279
Springleaf Mortgage Loan Trust (b)(h)
CMO Series 2013-2A Class A
12/25/65	1.780%	777,174	773,340
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $3,945,441)			$3,922,232

Commercial Mortgage-Backed Securities - Agency 3.7%
Government National Mortgage Association (d)(h)
Series 2010-52 Class AE
06/16/36	4.115%	408,479	418,003

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
Series 2013-50 Class AH
06/16/39	2.100%	$1,225,992	$1,236,837
Government National Mortgage Association (h)
Series 2009-71 Class A
04/16/38	3.304%	110,312	111,281
Series 2011-109 Class A
07/16/32	2.450%	998,398	1,005,490
Series 2011-149 Class A
10/16/46	3.000%	705,254	726,618
Series 2011-161 Class A
01/16/34	1.738%	1,893,599	1,899,903
Series 2011-64 Class A
08/16/34	2.380%	77,861	77,848
Series 2011-64 Class AD
11/16/38	2.700%	208,119	210,198
Series 2011-78 Class A
08/16/34	2.250%	2,176,220	2,192,670
Series 2012-111 Class AC
04/16/47	2.211%	855,165	860,326
Series 2012-25 Class A
11/16/42	2.575%	2,677,896	2,729,331
Series 2012-79 Class A
04/16/39	1.800%	799,271	794,691
Series 2013-105 Class A
02/16/37	1.705%	2,114,289	2,110,914
Series 2013-12 Class A
10/16/42	1.410%	1,450,666	1,437,572
Series 2013-138 Class A
08/16/35	2.150%	1,125,000	1,129,488
Series 2013-17 Class AH
10/16/43	1.558%	1,106,344	1,100,357
Series 2013-2 Class AB
12/16/42	1.600%	1,097,153	1,093,469
Series 2013-30 Class A
05/16/42	1.500%	1,905,542	1,889,261
Series 2013-32 Class AB
01/16/42	1.900%	739,167	740,306
Series 2013-33 Class A
07/16/38	1.061%	2,774,674	2,728,231
Series 2013-40 Class A
10/16/41	1.511%	1,210,105	1,202,449
Series 2013-45 Class A
10/16/40	1.450%	2,746,562	2,707,695
Series 2013-57 Class A
06/16/37	1.350%	2,590,972	2,565,514
Series 2013-61 Class A
01/16/43	1.450%	1,372,469	1,358,168
Series 2013-78 Class AB
07/16/39	1.624%	1,362,999	1,353,392
Total Commercial Mortgage-Backed Securities - Agency (Cost: $34,132,345)			$33,680,012

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency 1.6%
Americold 2010 LLC Trust Series 2010-ARTA Class A1 (b)(h)
01/14/29	3.847%	$506,791	$546,056
Banc of America Commercial Mortgage Trust Series 2006-4 Class A4 (h)
07/10/46	5.634%	1,920,000	2,105,259
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-3 Class A4 (h)
07/10/43	4.668%	625,000	658,491
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4 (h)
10/15/49	5.431%	775,000	853,095
Credit Suisse First Boston Mortgage Securities Corp. (d)(h)
Series 2004-C1 Class A4
01/15/37	4.750%	312,931	313,670
Credit Suisse First Boston Mortgage Securities Corp. (h)
Series 2004-C2 Class A1
05/15/36	3.819%	17,594	17,564
DBRR Trust (b)(h)
Series 2012-EZ1 Class A
09/25/45	1.393%	350,000	348,706
09/25/45	2.062%	1,545,000	1,535,908
DBUBS Mortgage Trust Series 2011-LC1A Class A3 (b)(h)
11/10/46	5.002%	225,000	249,101
General Electric Capital Assurance Co. (b)(d)(h)
Series 2003-1 Class A4
05/12/35	5.254%	247,561	258,154
Series 2003-1 Class A5
05/12/35	5.743%	400,000	459,556
JPMorgan Chase Commercial Mortgage Securities Corp. (b)(h)
Series 2009-IWST Class A2
12/05/27	5.633%	500,000	567,999
Series 2010-C1 Class A1
06/15/43	3.853%	465,036	483,067
Series 2010-CNTR Class A2
08/05/32	4.311%	700,000	745,129
Series 2011-C3 Class A4
02/15/46	4.717%	650,000	704,962
JPMorgan Chase Commercial Mortgage Securities Corp. (d)(h)
Series 2006-LDP6 Class ASB
04/15/43	5.490%	116,541	120,338
JPMorgan Chase Commercial Mortgage Securities Trust (d)(h)
Series 2005-LDP3 Class ASB
08/15/42	4.893%	280,830	289,368
JPMorgan Chase Commercial Mortgage Securities Trust (h)
Series 2005-LDP2 Class A3
07/15/42	4.697%	109,623	109,593
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3 (d)(h)
09/15/45	5.866%	645,809	722,829
Morgan Stanley Capital I, Inc. Series 2011-C1 Class A4 (b)(d)(h)
09/15/47	5.033%	450,000	502,207

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Morgan Stanley Re-Remic Trust Series 2009-GG10 Class A4A (b)(d)(h)
08/12/45	5.993%	$1,325,000	$1,472,858
Motel 6 Trust Series 2012-MTL6 Class A1 (b)(h)
10/05/25	1.500%	292,479	290,718
ORES NPL LLC Series 2012-LV1 Class A (b)(h)
09/25/44	4.000%	40,503	40,507
S2 Hospitality LLC Series 2012-LV1 Class A (b)(h)
04/15/25	4.500%	21,712	21,712
Wachovia Bank Commercial Mortgage Trust (d)(h)
Series 2005- C22 Class AM
12/15/44	5.515%	300,000	319,059
Series 2005-C21 Class A4
10/15/44	5.414%	860,979	915,458
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $14,214,688)			$14,651,364

Asset-Backed Securities - Non-Agency 0.9%
American Credit Acceptance Receivables Trust Series 2012-3 Class A (b)
11/15/16	1.640%	155,639	155,608
CNH Wholesale Master Note Trust Series 2013-2A Class A (b)(d)
08/15/19	0.782%	900,000	901,713
Chesapeake Funding LLC Series 2012-1A Class A (b)(d)
11/07/23	0.932%	1,294,843	1,299,443
Deutsche Mortgage Securities, Inc. CMO Series 2009-RS2 Class 4A1 (b)(d)
04/26/37	0.314%	126,360	125,658
GTP Towers Issuer LLC (b)
02/15/15	4.436%	300,000	310,156
Hertz Vehicle Financing LLC Series 2010-1A Class A1 (b)
02/25/15	2.600%	416,667	418,450
Hilton Grand Vacations Trust Series 2013-A Class A (b)
01/25/26	2.280%	1,191,553	1,191,678
Nations Equipment Finance Funding I LLC Series 2013-1A Class A (b)
11/20/16	1.697%	913,698	913,698
SBA Tower Trust (b)
04/15/40	4.254%	1,000,000	1,019,468
SLM Student Loan Trust Series 2012-A Class A2 (b)
01/17/45	3.830%	400,000	426,715

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Santander Drive Auto Receivables Trust Series 2012-1 Class B
05/16/16	2.720%	$325,000	$329,087
Sierra Receivables Funding Co. LLC (b)
Series 2010-1A Class A1
07/20/26	4.480%	48,245	48,884
Series 2010-2A Class A
11/20/25	3.840%	91,013	92,399
Series 2010-3A Class A
11/20/25	3.510%	98,186	100,002
Sierra Receivables Funding Co. LLC (b)(d)
Series 2007-2A Class A2 (NPFGC)
09/20/19	1.180%	196,123	196,096
Wheels SPV LLC Series 2012-1 Class A2 (b)
03/20/21	1.190%	422,002	423,478
Total Asset-Backed Securities - Non-Agency (Cost: $7,870,003)			$7,952,533

Inflation-Indexed Bonds 0.7%
UNITED STATES 0.7%
U.S. Treasury Inflation-Indexed Bond
04/15/16	0.125%	5,709,475	5,859,348
Total Inflation-Indexed Bonds (Cost: $5,864,422)			$5,859,348

U.S. Treasury Obligations 3.2%
U.S. Treasury
08/15/40	3.875%	15,980,000	16,651,655
03/31/15	2.500%	11,950,000	12,356,109
Total U.S. Treasury Obligations (Cost: $30,266,558)			$29,007,764

Foreign Government Obligations 0.6%
CANADA 0.5%
Province of Nova Scotia Senior Unsecured
01/26/17	5.125%	1,265,000	1,428,843
Province of Ontario Senior Unsecured
02/14/18	1.200%	1,480,000	1,453,930
Province of Quebec Senior Unsecured
05/14/18	4.625%	1,270,000	1,431,417
Total			4,314,190
MEXICO 0.1%
Pemex Project Funding Master Trust
01/21/21	5.500%	1,000,000	1,070,000
Total Foreign Government Obligations (Cost: $5,306,318)			$5,384,190

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.2%
State of Illinois Unlimited General Obligation Taxable Notes Series 2011
03/01/17	5.365%	$1,200,000	$1,277,220
Total Municipal Bonds (Cost: $1,315,949)			$1,277,220

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.1%
Automotive —%
Affinia Group, Inc. Tranche B2 Term Loan (d)(k)
04/25/20	4.750%	17,955	17,955
Brokerage —%
Nuveen Investments, Inc. Tranche B 2nd Lien Term Loan (d)(k)
02/28/19	6.500%	27,000	26,775
Chemicals —%
Axalta Coating Systems Dutch Holding BBV/U.S. Holdings, Inc. Tranche B Term Loan (d)(k)
02/01/20	4.750%	22,885	22,949
MacDermid, Inc. Tranche B 2nd Lien Term Loan (d)(k)
12/07/20	7.750%	31,000	31,310
Total			54,259
Consumer Cyclical Services —%
New Breed, Inc. Term Loan (d)(k)
10/01/19	6.000%	74,437	74,321
Food and Beverage —%
New HB Acquisition LLC Tranche B Term Loan (d)(k)
04/09/20	6.750%	25,000	25,604
Gaming —%
ROC Finance LLC Tranche B Term Loan (d)(k)
06/20/19	5.000%	26,000	25,976

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Health Care —%
American Renal Holdings, Inc. 2nd Lien Term Loan (d)(k)
03/20/20	8.500%	$65,000	$64,025
ConvaTec, Inc. Term Loan (d)(k)
12/22/16	5.000%	8,726	8,754
U.S. Renal Care, Inc. (c)(d)(k)
2nd Lien Term Loan
07/03/20	8.500%	14,000	14,023
Tranche B1 1st Lien Term Loan
07/03/19	5.250%	11,000	11,110
U.S. Renal Care, Inc. (d)(k)
2nd Lien Term Loan
01/03/20	10.250%	56,000	56,280
Tranche B1 1st Lien Term Loan
07/03/19	5.250%	55,440	55,995
United Surgical Partners International, Inc. Tranche B Term Loan (d)(k)
04/03/19	4.750%	15,853	15,903
Total			226,090
Lodging —%
Four Seasons Holdings, Inc. 2nd Lien Term Loan (d)(k)
12/28/20	6.250%	11,000	11,220
Hilton Worldwide Financial LLC Tranche B-2 Term Loan (c)(d)(k)
08/07/20	4.000%	34,000	33,938
Playa Resorts Holding Term Loan (d)(k)
08/09/19	4.750%	16,000	16,080
Total			61,238
Media Cable —%
TWCC Holding Corp. 2nd Lien Term Loan (d)(k)
06/26/20	7.000%	5,000	5,125
Media Non-Cable —%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan (d)(k)
09/16/19	7.500%	39,952	40,402
Property & Casualty —%
Alliant Holdings I, Inc. Term Loan (d)(k)
12/20/19	5.000%	23,820	23,800
Asurion LLC Tranche B1 Term Loan (d)(k)
05/24/19	4.500%	53,595	53,051

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Property & Casualty (continued)
Lonestar Intermediate Super Holdings LLC Term Loan (d)(k)
09/02/19	11.000%	$82,000	$85,485
Total			162,336
Retailers —%
Rite Aid Corp. Tranche 1 2nd Lien Term Loan (d)(k)
08/21/20	5.750%	34,000	34,793
Technology 0.1%
Ancestry.com, Inc. Tranche B1 Term Loan (d)(k)
12/28/18	5.250%	58,162	58,421
Blue Coat Systems, Inc. 2nd Lien Term Loan (d)(k)
06/28/20	9.500%	51,000	51,128
ION Trading Technologies SARL 2nd Lien Term Loan (d)(k)
05/22/21	8.250%	67,637	67,552
Triple Point Group Holdings, Inc. (d)(k)
1st Lien Term Loan
07/10/20	5.250%	35,000	33,950
2nd Lien Term Loan
07/10/21	9.250%	34,000	32,130
Total			243,181
Wirelines —%
Integra Telecom Holdings, Inc. (d)(k)

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Wirelines (continued)
2nd Lien Term Loan
02/21/20	9.750%	$6,000	$6,145
Tranche B Term Loan
02/22/19	5.250%	16,915	17,000
Total			23,145
Total Senior Loans (Cost: $1,007,856)			$1,021,200

Issuer	Shares	Value

Warrants —%
ENERGY —%
Energy Equipment & Services —%
Green Field Energy Services, Inc. (a)	110	$3,850
TOTAL ENERGY		3,850
Total Warrants (Cost: $4,452)		$3,850

	Shares	Value

Money Market Funds 6.7%
Columbia Short-Term Cash Fund, 0.089% (l)(m)	59,996,124	$59,996,124
Total Money Market Funds (Cost: $59,996,124)		$59,996,124
Total Investments (Cost: $818,197,221)		$926,239,897(n)
Other Assets & Liabilities, Net		(26,001,297)
Net Assets		$900,238,600

Investments in Derivatives Futures Contracts Outstanding at September 30, 2013

At September 30, 2013, securities totaling $355,677 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Note, 5-year	(95)	(11,499,454)	December 2013	—	(127,574)
U.S. Treasury Note, 10-year	(81)	(10,237,641)	December 2013	—	(165,335)
Total				—	(292,909)

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the value of these securities amounted to $31,682,889 or 3.52% of net assets.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)	Variable rate security.
(e)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2013 was $357,162, representing 0.04% of net assets. Information concerning such security holdings at September 30, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
9.300% 07/01/15	08-12-96	346,790

(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2013, the value of these securities amounted to $357,162, which represents 0.04% of net assets.

(g)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2013, the value of these securities amounted to $101,700, which represents 0.01% of net assets.

(h)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(i)	This security, or a portion of this security, was pledged as collateral for open futures contracts.
(j)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(k)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of September 30, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(l)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(m)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	56,568,662	338,901,512	(335,474,050)	59,996,124	64,962	59,996,124

(n)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	77,472,239	—	—	77,472,239
Consumer Staples	59,213,307	—	—	59,213,307
Energy	57,047,677	—	—	57,047,677
Financials	101,383,476	—	—	101,383,476
Health Care	71,737,066	—	—	71,737,066
Industrials	66,439,753	—	—	66,439,753
Information Technology	110,092,599	—	—	110,092,599
Materials	9,475,780	—	—	9,475,780
Telecommunication Services	17,054,004	—	—	17,054,004
Warrants
Energy	—	3,850	—	3,850
Total Equity Securities	569,915,901	3,850	—	569,919,751
Bonds
Corporate Bonds & Notes
Entertainment	—	120,272	357,162	477,434
All Other Industries	—	96,641,539	—	96,641,539
Residential Mortgage-Backed Securities - Agency	—	96,449,186	—	96,449,186
Residential Mortgage-Backed Securities - Non-Agency	—	3,922,232	—	3,922,232
Commercial Mortgage-Backed Securities - Agency	—	33,680,012	—	33,680,012
Commercial Mortgage-Backed Securities - Non-Agency	—	12,766,751	1,884,613	14,651,364
Asset-Backed Securities - Non-Agency	—	7,038,835	913,698	7,952,533
Inflation-Indexed Bonds	—	5,859,348	—	5,859,348
U.S. Treasury Obligations	29,007,764	—	—	29,007,764
Foreign Government Obligations	—	5,384,190	—	5,384,190
Municipal Bonds	—	1,277,220	—	1,277,220
Total Bonds	29,007,764	263,139,585	3,155,473	295,302,822
Other
Senior Loans	—	1,021,200	—	1,021,200
Total Other	—	1,021,200	—	1,021,200
Mutual Funds
Money Market Funds	59,996,124	—	—	59,996,124
Total Mutual Funds	59,996,124	—	—	59,996,124
Investments in Securities	658,919,789	264,164,635	3,155,473	926,239,897
Derivatives
Liabilities
Futures Contracts	(292,909)	—	—	(292,909)
Total	658,626,880	264,164,635	3,155,473	925,946,988

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Commercial Mortgage- Backed Securities - Non-Agency ($)	Asset-Backed Securities - Non-Agency ($)	Senior Loans ($)	Total ($)
Balance as of December 31, 2012	512,819	3,285,998	—	—	3,798,817
Accrued discounts/premiums	4,283	(30)	—	33	4,286
Realized gain (loss)	3,698	2,185	—	2,100	7,983
Change in unrealized appreciation (depreciation)(a)	(7,981)	(11,823)	—	(2,682)	(22,486)
Sales	(155,657)	(1,391,717)	(336,302)	(82,648)	(1,966,324)
Purchases	—	—	1,250,000	—	1,250,000
Transfers into Level 3	—	—	—	83,197	83,197
Transfers out of Level 3	—	—	—	—	—
Balance as of September 30, 2013	357,162	1,884,613	913,698	(0)	3,155,473

(a) Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2013 was ($18,181), which is comprised of Corporate Bonds & Notes of ($7,981), and Commercial Mortgage-Backed Securities - Non-Agency of ($10,200) .

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Certain commercial mortgage backed securities, asset backed securities and senior loans classified as Level 3 securities are valued using the market approach and utilize a single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio — Cash Management Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Principal Amount	Value

Asset-Backed Commercial Paper 14.7%
FCAR Owner Trust Series I
10/03/13	0.130%	$5,000,000	$4,999,947
10/07/13	0.190%	5,000,000	4,999,817
Fairway Finance Co. LLC (a)
11/20/13	0.150%	10,000,000	9,997,916
01/16/14	0.190%	12,000,000	11,993,223
Liberty Street Funding LLC (a)
10/15/13	0.090%	8,000,000	7,999,720
Market Street Funding LLC (a)
10/01/13	0.160%	12,000,000	12,000,000
MetLife Short Term Funding (a)
11/18/13	0.150%	20,000,000	19,996,000
12/09/13	0.150%	2,000,000	1,999,425
Regency Markets No. 1 LLC (a)
10/15/13	0.140%	22,000,000	21,998,717
Thunder Bay Funding LLC (a)
10/03/13	0.080%	14,000,000	13,999,907
Total Asset-Backed Commercial Paper (Cost: $109,984,672)			$109,984,672

Commercial Paper 32.4%
Banking 5.5%
HSBC U.S.A., Inc.
12/05/13	0.200%	21,000,000	20,992,417
State Street Corp.
11/05/13	0.170%	10,000,000	9,998,347
01/08/14	0.150%	10,000,000	9,995,875
Total			40,986,639
Consumer Products 2.9%
Procter & Gamble Co. (The) (a)
11/14/13	0.100%	15,000,000	14,998,167
12/06/13	0.080%	7,000,000	6,998,973
Total			21,997,140
Integrated Energy 5.9%
Chevron Corp. (a)
10/03/13	0.030%	11,000,000	10,999,969
10/09/13	0.050%	10,000,000	9,999,867
Exxon Mobil Corp.
10/01/13	0.030%	3,000,000	3,000,000
10/22/13	0.050%	20,000,000	19,999,417
Total			43,999,253
Life Insurance 2.9%
New York Life Capital Corp. (a)
11/07/13	0.120%	11,000,000	10,998,643
11/21/13	0.110%	11,000,000	10,998,286
Total			21,996,929

Issuer	Effective Yield	Principal Amount	Value

Commercial Paper (continued)
Non-Captive Diversified 3.0%
General Electric Co.
10/07/13	0.030%	$22,000,000	$21,999,890
Pharmaceuticals 5.8%
Merck & Co., Inc. (a)
10/28/13	0.030%	7,000,000	6,999,842
Pfizer, Inc. (a)
10/10/13	0.050%	14,000,000	13,999,790
Roche Holdings, Inc. (a)
10/16/13	0.100%	9,000,000	8,999,625
10/25/13	0.030%	5,000,000	4,999,900
11/01/13	0.080%	4,000,000	3,999,724
11/07/13	0.030%	4,000,000	3,999,877
Total			42,998,758
Property & Casualty 0.5%
Travelers Co., Inc. (a)
10/11/13	0.030%	4,000,000	3,999,967
Retailers 2.9%
Wal-Mart Stores, Inc. (a)
10/08/13	0.040%	14,000,000	13,999,891
10/16/13	0.040%	8,000,000	7,999,867
Total			21,999,758
Technology 3.0%
International Business Machines Co. (a)
10/02/13	0.020%	3,000,000	2,999,997
10/04/13	0.020%	13,000,000	12,999,967
10/08/13	0.030%	6,000,000	5,999,965
Total			21,999,929
Total Commercial Paper (Cost: $241,978,263)			$241,978,263

Certificates of Deposit 18.9%
Australia & New Zealand Banking Group Ltd.
10/02/13	0.100%	22,000,000	22,000,000
Bank of Montreal
10/01/13	0.070%	23,000,000	23,000,000
Branch Banking and Trust Co.
10/30/13	0.120%	20,000,000	20,000,000
Canadian Imperial Bank of Commerce
10/03/13	0.040%	22,000,000	22,000,000
Royal Bank of Canada
01/13/14	0.060%	20,000,000	19,996,533

Issuer	Effective Yield	Principal Amount	Value

Certificates of Deposit (continued)
Toronto Dominion Bank
10/17/13	0.150%	$22,000,000	$22,000,000
Wells Fargo Bank NA (b)
12/13/13	0.172%	12,000,000	12,000,674
Total Certificates of Deposit (Cost: $140,997,207)			$140,997,207

U.S. Government & Agency Obligations 12.3%
Federal Home Loan Bank Discount Notes
10/02/13	0.010%	4,000,000	3,999,999
10/09/13	0.010%	10,000,000	9,999,978
10/23/13	0.050%	15,000,000	14,999,954
12/06/13	0.040%	2,000,000	1,999,854
12/18/13	0.030%	27,000,000	26,998,245
Federal Home Loan Banks
11/13/13	0.100%	10,000,000	9,999,917
01/30/14	0.090%	4,000,000	3,999,705
03/28/14	0.120%	8,000,000	7,997,765
07/29/14	0.200%	4,000,000	4,000,000
09/19/14	0.210%	4,000,000	4,000,000
10/07/14	0.235%	4,000,000	4,000,000
Total U.S. Government & Agency Obligations (Cost: $91,995,417)			$91,995,417

Repurchase Agreements 6.7%
Barclays Bank PLC dated 09/30/13, matures 10/01/13, repurchase price $19,700,033 (collateralized by U.S. Treasury Note Total Market Value $19,700,030)
	0.060%	19,700,000	$19,700,000
RBC Capital Markets LLC dated 09/30/13, matures 10/01/13, repurchase price $15,000,013 (collateralized by U.S. Treasury Bond Total Market Value $15,300,001)
	0.030%	15,000,000	15,000,000
TD Securities dated 09/30/13, matures 10/01/13, repurchase price $15,000,025 (collateralized by U.S. Treasury Note Total Market Value $15,301,665)
	0.060%	15,000,000	15,000,000
Total Repurchase Agreements (Cost: $49,700,000)			$49,700,000

Treasury Bills 10.5%
U.S. Treasury Bills
10/10/13	0.001%	15,000,000	14,999,996
12/05/13	0.003%	15,000,000	14,999,932
12/12/13	0.004%	16,000,000	15,999,872
12/26/13	0.010%	18,200,000	18,199,674

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills (continued)
01/02/14	0.010%	8,000,000	$7,999,794
U.S. Treasury Bills (c)
10/03/13	0.000%	6,500,000	6,500,000
Total Treasury Bills (Cost: $78,699,268)			$78,699,268

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 4.4%
ABS Other 1.6%
CNH Equipment Trust
Series 2013-A Class A1
03/15/14	0.230%	2,035,960	2,035,960
Series 2013-C Class A1
09/15/14	0.250%	3,869,347	3,869,347
GE Equipment Small Ticket LLC Series 2013-1A Class A1 (d)
08/25/14	0.230%	3,557,351	3,557,351
Great America Leasing Receivables Series 2013-1 Class A1 (d)
02/18/14	0.240%	436,137	436,137
MMAF Equipment Finance LLC Series 2013-AA Class A1 (d)
09/05/14	0.280%	2,444,901	2,444,901
Total			12,343,696
Car Loan 2.8%
ARI Fleet Lease Trust Series 2013-A Class A1 (d)
04/15/14	0.260%	1,159,789	1,159,789
Enterprise Fleet Financing LLC (d)
Series 2013-1 Class A1
03/20/14	0.260%	991,583	991,583
Series 2013-2 Class A1
08/20/14	0.290%	3,345,925	3,345,925
Hyundai Auto Lease Securitization Trust Series 2013-B Class A1 (d)
08/15/14	0.250%	1,808,850	1,808,850
M&T Bank Auto Receivables Trust Series 2013-1A Class A1 (d)
09/15/14	0.250%	5,710,000	5,710,000
Mercedes-Benz Auto Lease Trust Series 2013-A Class A1
05/15/14	0.270%	2,267,414	2,267,414
SMART Trust Series 2013-2US Class A1
05/14/14	0.260%	2,483,492	2,483,492
Volkswagen Auto Loan Enhanced Trust Series 2013-1 Class A1
03/20/14	0.200%	369,481	369,481

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Car Loan (continued)
World Omni Automobile Lease Securitization Trust Series 2013-A Class A1
10/10/14	0.250%	$2,600,000	$2,600,000
Total			20,736,534
Total Asset-Backed Securities - Non-Agency (Cost: $33,080,230)			$33,080,230

Total Investments (Cost: $746,435,057) (e)	$746,435,057(f)
Other Assets & Liabilities, Net	627,865
Net Assets	$747,062,922

Notes to Portfolio of Investments

(a)

Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the value of these securities amounted to $255,977,225 or 34.26% of net assets.

(b)

Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on September 30, 2013. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c)	Zero coupon bond.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the value of these securities amounted to $19,454,536 or 2.60% of net assets.

(e)	Also represents the cost of securities for federal income tax purposes at September 30, 2013.
(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 - Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 - Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Short-Term Securities
Asset-Backed Commercial Paper	—	109,984,672	—	109,984,672
Commercial Paper	—	241,978,263	—	241,978,263
Certificates of Deposit	—	140,997,207	—	140,997,207
U.S. Government & Agency Obligations	—	91,995,417	—	91,995,417
Repurchase Agreements	—	49,700,000	—	49,700,000
Treasury Bills	—	78,699,268	—	78,699,268
Total Short-Term Securities	—	713,354,827	—	713,354,827
Bonds
Asset-Backed Securities - Non-Agency	—	33,080,230	—	33,080,230
Total Bonds	—	33,080,230	—	33,080,230
Total	—	746,435,057	—	746,435,057

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Consolidated Portfolio of Investments

Columbia Variable Portfolio - Commodity Strategy Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Principal Amount	Value

U.S. Government & Agency Obligations 33.8%
Federal Home Loan Banks Discount Notes
06/02/14	0.060%	$12,500,000	$12,494,925
Federal Home Loan Mortgage Corp. Discount Notes
03/05/14	0.030%	5,000,000	4,999,355
06/04/14	0.060%	7,000,000	6,997,130
Federal National Mortgage Association Discount Notes
03/19/14	0.030%	6,800,000	6,799,041
05/19/14	0.050%	10,000,000	9,996,810
Total U.S. Government & Agency Obligations (Cost: $41,286,855)			$41,287,261

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills 14.7%
U.S. Treasury Bills
12/12/13	0.010%	$17,999,929	$17,999,550
Total Treasury Bills (Cost: $17,999,929)			$17,999,550

		Shares	Value

Money Market Funds 46.5%
Columbia Short-Term Cash Fund, 0.089% (a)(b)		56,754,450	$56,754,450
Total Money Market Funds (Cost: $56,754,450)			$56,754,450
Total Investments (Cost: $116,041,234) (c)			$116,041,261(d)
Other Assets & Liabilities, Net			6,134,568
Net Assets			$122,175,829

Investments in Derivatives
Futures Contracts Outstanding at September 30, 2013

At September 30, 2013, $7,051,689 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Gasoline RBOB	95	10,486,518	October 2013	—	(477,682)
Brent Crude	127	13,643,610	November 2013	—	(324,526)
Cattle Feeder	34	2,808,400	November 2013	101,767	—
Gas Oil (ICE)	64	5,836,800	November 2013	—	(214,139)
Soybean	96	6,157,200	November 2013	—	(98,453)
Coffee ‘C’	46	1,961,325	December 2013	—	(147,090)
Corn	298	6,578,350	December 2013	—	(273,803)
Cotton No. 2	26	1,133,730	December 2013	22,809	—
Gold 100 Oz.	82	10,881,400	December 2013	492,596	—
Silver	35	3,798,900	December 2013	186,962	—
Soybean Meal	85	3,445,900	December 2013	260,115	—
Live Cattle	91	4,870,320	February 2014	117,994	—
Natural Gas	295	11,239,500	February 2014	—	(243,862)
NY Harb or ULSD	38	4,703,412	February 2014	—	(170,147)
Sugar #11	242	4,916,666	February 2014	208,828	—
WTI Crude	53	5,253,890	February 2014	—	(121,046)
Copper	70	5,832,750	March 2014	74,537	—
LME Lead	119	6,336,750	March 2014	—	(22,222)
LME Primary Aluminum	74	3,479,388	March 2014	69,731	—
Soybean Oil	121	3,028,146	March 2014	—	(128,248)
Wheat (CBT)	112	3,847,200	March 2014	136,211	—
Wheat (KCB)	51	1,887,638	March 2014	67,440	—
Total				1,738,990	(2,221,218)

Notes to Consolidated Portfolio of Investments
(a) The rate shown is the seven-day current annualized yield at September 30, 2013.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	19,000	166,525,086	(109,789,636)	56,754,450	29,744	56,754,450

(c)

At September 30, 2013, the cost of securities for federal income tax purposes was approximately $116,041,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,000
Unrealized Depreciation	(1,000)
Net Unrealized Appreciation	$—

(d)	Investments are valued using policies described in the consolidated notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Short-Term Securities
U.S. Government & Agency Obligations	—	41,287,261	—	41,287,261
Treasury Bills	17,999,550	—	—	17,999,550
Total Short-Term Securities	17,999,550	41,287,261	—	59,286,811
Mutual Funds
Money Market Funds	56,754,450	—	—	56,754,450
Total Mutual Funds	56,754,450	—	—	56,754,450
Investments in Securities	74,754,000	41,287,261	—	116,041,261
Derivatives
Assets
Futures Contracts	1,738,990	—	—	1,738,990
Liabilities
Futures Contracts	(2,221,218)	—	—	(2,221,218)
Total	74,271,772	41,287,261	—	115,559,033

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Core Equity Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.4%
CONSUMER DISCRETIONARY 12.1%
Diversified Consumer Services 0.4%
H&R Block, Inc.	29,100	$775,806
Hotels, Restaurants & Leisure 0.5%
Starwood Hotels & Resorts Worldwide, Inc.	15,200	1,010,040
Household Durables 0.8%
Whirlpool Corp.	10,200	1,493,688
Media 4.6%
Comcast Corp., Class A	104,300	4,709,145
DIRECTV (a)	27,500	1,643,125
Discovery Communications, Inc., Class A (a)	32,300	2,726,766
Total		9,079,036
Multiline Retail 0.2%
Macy’s, Inc.	10,700	462,989
Specialty Retail 4.6%
Gap, Inc. (The)	66,300	2,670,564
Home Depot, Inc. (The)	57,200	4,338,620
Lowe’s Companies, Inc.	17,000	809,370
TJX Companies, Inc.	25,000	1,409,750
Total		9,228,304
Textiles, Apparel & Luxury Goods 1.0%
Nike, Inc., Class B	16,100	1,169,504
VF Corp.	4,100	816,105
Total		1,985,609
TOTAL CONSUMER DISCRETIONARY		24,035,472
CONSUMER STAPLES 10.2%
Beverages 0.5%
Coca-Cola Enterprises, Inc.	24,600	989,166
Food & Staples Retailing 4.5%
CVS Caremark Corp.	15,300	868,275
Kroger Co. (The)	102,300	4,126,782
Wal-Mart Stores, Inc.	53,900	3,986,444
Total		8,981,501
Food Products 1.5%
Campbell Soup Co.	16,700	679,857
General Mills, Inc.	10,200	488,784

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products (continued)
Tyson Foods, Inc., Class A	60,200	$1,702,456
Total		2,871,097
Household Products 0.2%
Kimberly-Clark Corp.	3,200	301,504
Tobacco 3.5%
Lorillard, Inc.	74,000	3,313,720
Philip Morris International, Inc.	42,600	3,688,734
Total		7,002,454
TOTAL CONSUMER STAPLES		20,145,722
ENERGY 10.0%
Energy Equipment & Services 1.0%
Diamond Offshore Drilling, Inc.	31,700	1,975,544
Oil, Gas & Consumable Fuels 9.0%
Anadarko Petroleum Corp.	7,400	688,126
Apache Corp.	11,400	970,596
Chevron Corp. (b)	31,000	3,766,500
ConocoPhillips	66,300	4,608,513
Exxon Mobil Corp.	21,600	1,858,464
Murphy Oil Corp.	4,900	295,568
Phillips 66	44,600	2,578,772
Valero Energy Corp.	92,700	3,165,705
Total		17,932,244
TOTAL ENERGY		19,907,788
FINANCIALS 15.8%
Capital Markets 2.5%
BlackRock, Inc.	6,000	1,623,720
Goldman Sachs Group, Inc. (The)	21,800	3,448,978
Total		5,072,698
Commercial Banks 0.6%
Comerica, Inc.	3,900	153,309
Fifth Third Bancorp	56,200	1,013,848
Total		1,167,157
Consumer Finance 1.0%
SLM Corp.	79,600	1,982,040
Diversified Financial Services 5.6%
Berkshire Hathaway, Inc., Class B (a)	7,000	794,570
Citigroup, Inc.	90,800	4,404,708

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services (continued)
JPMorgan Chase & Co.	106,600	$5,510,154
Moody’s Corp.	4,600	323,518
Total		11,032,950
Insurance 4.5%
Aon PLC	24,500	1,823,780
MetLife, Inc.	62,700	2,943,765
Prudential Financial, Inc.	52,400	4,086,152
Total		8,853,697
Real Estate Investment Trusts (REITs) 1.6%
Public Storage	13,500	2,167,425
Simon Property Group, Inc.	6,600	978,318
Total		3,145,743
TOTAL FINANCIALS		31,254,285
HEALTH CARE 13.2%
Biotechnology 2.5%
Amgen, Inc.	8,500	951,490
Celgene Corp. (a)	8,600	1,323,798
Gilead Sciences, Inc. (a)	34,500	2,167,980
Vertex Pharmaceuticals, Inc. (a)	7,900	598,978
Total		5,042,246
Health Care Equipment & Supplies 3.7%
Becton Dickinson and Co.	27,300	2,730,546
Medtronic, Inc.	43,400	2,311,050
St. Jude Medical, Inc.	42,100	2,258,244
Total		7,299,840
Health Care Providers & Services 2.2%
AmerisourceBergen Corp.	51,100	3,122,210
McKesson Corp.	10,000	1,283,000
Total		4,405,210
Pharmaceuticals 4.8%
Eli Lilly & Co.	68,200	3,432,506
Pfizer, Inc.	208,100	5,974,551
Total		9,407,057
TOTAL HEALTH CARE		26,154,353
INDUSTRIALS 10.8%
Aerospace & Defense 4.7%
Boeing Co. (The)	35,100	4,124,250
Northrop Grumman Corp.	17,900	1,705,154
Raytheon Co.	46,800	3,606,876
Total		9,436,280

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Air Freight & Logistics 1.2%
United Parcel Service, Inc., Class B	26,700	$2,439,579
Airlines 0.6%
Southwest Airlines Co.	78,500	1,142,960
Electrical Equipment 3.2%
Emerson Electric Co.	41,800	2,704,460
Rockwell Automation, Inc.	25,200	2,694,888
Roper Industries, Inc.	7,000	930,090
Total		6,329,438
Professional Services 0.6%
Dun & Bradstreet Corp. (The)	11,400	1,183,890
Road & Rail 0.5%
Union Pacific Corp.	6,100	947,574
TOTAL INDUSTRIALS		21,479,721
INFORMATION TECHNOLOGY 17.9%
Communications Equipment 2.7%
Cisco Systems, Inc.	208,200	4,876,044
QUALCOMM, Inc.	7,800	525,408
Total		5,401,452
Computers & Peripherals 3.9%
Apple, Inc.	16,200	7,723,350
Internet Software & Services 1.8%
Google, Inc., Class A (a)	3,000	2,627,730
VeriSign, Inc. (a)	17,800	905,842
Total		3,533,572
IT Services 2.4%
Mastercard, Inc., Class A	7,000	4,709,460
Semiconductors & Semiconductor Equipment 1.5%
Broadcom Corp., Class A	11,000	286,110
KLA-Tencor Corp.	13,400	815,390
NVIDIA Corp.	114,400	1,780,064
Total		2,881,564
Software 5.6%
CA, Inc.	5,400	160,218
Microsoft Corp.	185,900	6,192,329
Oracle Corp.	139,000	4,610,630

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
VMware, Inc., Class A (a)	2,700	$218,430
Total		11,181,607
TOTAL INFORMATION TECHNOLOGY		35,431,005
MATERIALS 3.5%
Chemicals 3.2%
CF Industries Holdings, Inc.	15,300	3,225,699
Eastman Chemical Co.	19,300	1,503,470
LyondellBasell Industries NV, Class A	21,800	1,596,414
Total		6,325,583
Paper & Forest Products 0.3%
International Paper Co.	14,900	667,520
TOTAL MATERIALS		6,993,103
TELECOMMUNICATION SERVICES 2.5%
Diversified Telecommunication Services 2.5%
AT&T, Inc.	30,000	1,014,600
Verizon Communications, Inc.	83,300	3,886,778
Total		4,901,378
TOTAL TELECOMMUNICATION SERVICES		4,901,378

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 3.4%
Electric Utilities 1.0%
American Electric Power Co., Inc.	45,400	$1,968,090
Independent Power Producers & Energy Traders 0.8%
AES Corp. (The)	126,100	1,675,869
Multi-Utilities 1.6%
Ameren Corp.	6,100	212,524
Public Service Enterprise Group, Inc.	90,000	2,963,700
Total		3,176,224
TOTAL UTILITIES		6,820,183
Total Common Stocks (Cost: $160,106,879)		$197,123,010

	Shares	Value

Money Market Funds 0.7%
Columbia Short-Term Cash Fund, 0.089% (c)(d)	1,369,105	$1,369,105
Total Money Market Funds (Cost: $1,369,105)		$1,369,105
Total Investments
(Cost: $161,475,984)		$198,492,115(e)
Other Assets & Liabilities, Net		(148,673)
Net Assets		$198,343,442

Investments in Derivatives Futures Contracts Outstanding at September 30, 2013

At September 30, 2013, securities totaling $303,750 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500 Index	4	1,674,300	December 2013	—	(16,914)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivations section of the Portfolio of Investments.

(c)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,550,649	15,601,349	(15,782,893)	1,369,105	1,139	1,369,105

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	24,035,472	—	—	24,035,472
Consumer Staples	20,145,722	—	—	20,145,722
Energy	19,907,788	—	—	19,907,788
Financials	31,254,285	—	—	31,254,285
Health Care	26,154,353	—	—	26,154,353
Industrials	21,479,721	—	—	21,479,721
Information Technology	35,431,005	—	—	35,431,005
Materials	6,993,103	—	—	6,993,103
Telecommunication Services	4,901,378	—	—	4,901,378
Utilities	6,820,183	—	—	6,820,183
Total Equity Securities	197,123,010	—	—	197,123,010
Mutual Funds
Money Market Funds	1,369,105	—	—	1,369,105
Total Mutual Funds	1,369,105	—	—	1,369,105
Investments in Securities	198,492,115	—	—	198,492,115
Derivatives
Liabilities
Futures Contracts	(16,914)	—	—	(16,914)
Total	198,475,201	—	—	198,475,201

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Diversified Bond Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 44.1%
Aerospace & Defense 0.3%
ADS Tactical, Inc. Senior Secured (a)
04/01/18	11.000%	$519,000	$472,290
Bombardier, Inc. Senior Notes (a)
01/15/23	6.125%	286,000	286,715
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	277,000	297,775
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	672,000	730,800
L-3 Communications Corp.
02/15/21	4.950%	4,335,000	4,590,435
Lockheed Martin Corp. Senior Unsecured
09/15/21	3.350%	1,880,000	1,877,733
TransDigm, Inc.
12/15/18	7.750%	129,000	137,385
10/15/20	5.500%	144,000	141,120
TransDigm, Inc. (a)
07/15/21	7.500%	239,000	256,925
Total			8,791,178
Automotive 2.3%
Allison Transmission, Inc. (a)
05/15/19	7.125%	274,000	292,495
American Axle & Manufacturing, Inc.
03/15/21	6.250%	239,000	246,170
Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/19	8.000%	383,000	423,215
Dana Holding Corp. Senior Unsecured
02/15/21	6.750%	183,000	195,352
Delphi Corp.
02/15/23	5.000%	225,000	232,312
Ford Motor Co.
Senior Unsecured
02/01/29	6.375%	4,380,000	4,776,894
07/16/31	7.450%	4,121,000	5,029,240
11/01/46	7.400%	3,025,000	3,619,769
Ford Motor Credit Co. LLC Senior Unsecured
06/15/16	3.984%	28,280,000	29,881,723
General Motors Co. (a)
Senior Unsecured
10/02/18	3.500%	20,495,000	20,495,000
General Motors Co. (a)(b)
Senior Unsecured
10/02/18	3.500%	3,420,000	3,420,000
General Motors Financial Co., Inc. (a)
05/15/18	3.250%	63,000	61,268

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Automotive (continued)
05/15/23	4.250%	$90,000	$82,238
Jaguar Land Rover Automotive PLC (a)
02/01/23	5.625%	321,000	313,777
Schaeffler Finance BV Senior Secured (a)
02/15/19	8.500%	231,000	258,720
Schaeffler Holding Finance BV Senior Secured PIK (a)
08/15/18	6.875%	435,000	457,109
Titan International, Inc. Senior Secured (a)(b)
10/01/20	6.875%	164,000	165,230
Visteon Corp.
04/15/19	6.750%	493,000	523,812
Total			70,474,324
Banking 8.8%
Ally Financial, Inc.
02/15/17	5.500%	222,000	232,981
03/15/20	8.000%	1,243,000	1,429,450
BNP Paribas SA (a)(c)
06/29/49	5.186%	4,711,000	4,758,581
Bank of America Corp. Senior Unsecured
01/11/23	3.300%	13,659,000	12,795,205
Bank of Montreal Senior Unsecured
11/06/22	2.550%	14,245,000	13,222,739
Bank of New York Mellon Corp. (The)
Senior Unsecured
05/15/19	5.450%	1,680,000	1,936,286
Bank of New York Mellon Corp. (The) (c)
Subordinated Notes
12/29/49	4.500%	11,230,000	9,854,325
Barclays Bank PLC (a)(c)
09/29/49	7.434%	15,473,000	16,788,205
Barclays Bank PLC (c)
12/15/49	6.278%	6,630,000	6,149,325
Citigroup, Inc.
Subordinated Notes
08/25/36	6.125%	4,910,000	4,941,635
09/13/43	6.675%	3,415,000	3,677,586
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (a)(c)
12/31/49	11.000%	2,985,000	3,880,500
Credit Agricole SA (a)(c)
12/31/49	8.375%	8,780,000	9,603,125
HBOS Capital Funding LP (a)(c)
12/31/49	6.071%	960,000	939,600
HBOS PLC Subordinated Notes (a)
05/21/18	6.750%	32,945,000	36,608,286

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
JPMorgan Chase & Co. Senior Unsecured
09/23/22	3.250%	$4,590,000	$4,330,174
JPMorgan Chase Capital XXI (c)
02/02/37	1.216%	19,256,000	14,297,580
JPMorgan Chase Capital XXIII (c)
05/15/47	1.264%	8,595,000	6,317,325
Lloyds Banking Group PLC (a)(c)
11/29/49	6.267%	4,848,000	4,399,560
12/31/49	6.413%	3,365,000	3,045,325
12/31/49	6.657%	761,000	703,925
M&T Bank Corp. (a)
12/31/49	6.875%	12,533,000	12,700,403
Mellon Capital IV (c)
06/29/49	4.000%	535,000	438,700
Merrill Lynch & Co., Inc. Subordinated Notes
05/02/17	5.700%	4,090,000	4,514,877
Natixis (a)(c)
12/31/49	10.000%	4,305,000	4,864,650
PNC Financial Services Group, Inc. (The) (c)
05/29/49	4.483%	7,633,000	7,594,835
Rabobank Capital Funding Trust III (a)(c)
12/31/49	5.254%	2,295,000	2,329,425
Royal Bank of Scotland PLC (The) Subordinated Notes (c)
03/16/22	9.500%	3,400,000	3,910,000
Santander Holdings USA, Inc. Senior Unsecured
08/27/18	3.450%	16,844,000	17,202,407
Societe Generale SA Subordinated Notes (c)
12/31/49	6.625%	4,830,000	4,902,450
State Street Capital Trust IV (c)
06/01/67	1.254%	5,480,000	4,274,400
State Street Corp.
03/15/18	4.956%	18,610,000	20,473,754
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	572,000	646,360
U.S. Bancorp Subordinated Notes
07/15/22	2.950%	7,268,000	6,837,495
UBS Preferred Funding Trust V (c)
05/29/49	6.243%	2,935,000	3,125,775
Wachovia Capital Trust III (c)
03/29/49	5.570%	10,800,000	9,774,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Wells Fargo Capital X
12/15/36	5.950%	$5,973,000	$5,659,418
Total			269,160,667
Brokerage —%
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	339,000	361,035
Nuveen Investments, Inc. Senior Unsecured (a)
10/15/20	9.500%	402,000	392,955
Total			753,990
Building Materials 0.1%
Allegion US Holding Co., Inc. (a)(b)
10/01/21	5.750%	212,000	214,915
American Builders & Contractors Supply Co., Inc. Senior Unsecured (a)
04/15/21	5.625%	276,000	269,100
Gibraltar Industries, Inc.
02/01/21	6.250%	103,000	104,030
HD Supply, Inc.
Secured
04/15/20	11.000%	190,000	227,525
HD Supply, Inc. (a)
Senior Unsecured
07/15/20	7.500%	362,000	375,122
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	303,000	313,605
Nortek, Inc.
12/01/18	10.000%	55,000	60,363
04/15/21	8.500%	303,000	329,513
Total			1,894,173
Chemicals 0.8%
Celanese U.S. Holdings LLC
06/15/21	5.875%	408,000	426,360
11/15/22	4.625%	39,000	37,343
Huntsman International LLC
11/15/20	4.875%	149,000	141,178
JM Huber Corp. Senior Notes (a)
11/01/19	9.875%	399,000	454,860
Lubrizol Corp.
02/01/19	8.875%	2,305,000	3,056,688
LyondellBasell Industries NV
Senior Unsecured
04/15/19	5.000%	4,435,000	4,881,809
11/15/21	6.000%	12,895,000	14,717,450
Momentive Performance Materials, Inc.
Senior Secured
10/15/20	8.875%	389,000	407,477

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
10/15/20	10.000%	$66,000	$68,888
NOVA Chemicals Corp. Senior Unsecured (a)
08/01/23	5.250%	171,000	171,427
PQ Corp. Secured (a)
05/01/18	8.750%	1,072,000	1,139,000
U.S. Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV (a)
05/01/21	7.375%	417,000	435,765
Total			25,938,245
Construction Machinery 0.2%
Case New Holland, Inc.
12/01/17	7.875%	690,000	802,125
Caterpillar, Inc. Senior Unsecured
06/26/22	2.600%	3,360,000	3,149,281
Columbus McKinnon Corp.
02/01/19	7.875%	274,000	293,180
H&E Equipment Services, Inc.
09/01/22	7.000%	51,000	54,315
Neff Rental LLC/Finance Corp. Secured (a)
05/15/16	9.625%	436,000	463,250
United Rentals North America, Inc.
12/15/19	9.250%	327,000	366,240
04/15/22	7.625%	428,000	465,450
Secured
07/15/18	5.750%	263,000	276,150
Total			5,869,991
Consumer Cyclical Services 0.1%
Corrections Corp. of America
05/01/23	4.625%	188,000	175,075
Goodman Networks, Inc. (a)
Senior Secured
07/01/18	12.125%	163,000	172,780
07/01/18	13.125%	211,000	222,605
Monitronics International, Inc.
04/01/20	9.125%	190,000	199,500
Monitronics International, Inc. (a)
Senior Unsecured
04/01/20	9.125%	100,000	104,750
Vivint, Inc. (a)
12/01/20	8.750%	464,000	455,880
Senior Secured
12/01/19	6.375%	712,000	672,840
Total			2,003,430

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Products 0.1%
Serta Simmons Holdings LLC Senior Unsecured (a)
10/01/20	8.125%	$409,000	$428,427
Spectrum Brands Escrow Corp. (a)
11/15/20	6.375%	287,000	299,198
11/15/22	6.625%	151,000	156,663
Spectrum Brands, Inc.
03/15/20	6.750%	403,000	428,187
Springs Window Fashions LLC Senior Secured (a)
06/01/21	6.250%	261,000	255,780
Tempur Sealy International, Inc.
12/15/20	6.875%	97,000	101,365
Total			1,669,620
Diversified Manufacturing 0.6%
Amsted Industries, Inc. Senior Notes (a)
03/15/18	8.125%	452,000	479,120
Apex Tool Group LLC (a)
02/01/21	7.000%	101,000	100,243
Gardner Denver, Inc. Senior Unsecured (a)
08/15/21	6.875%	297,000	293,288
General Electric Co.
Senior Unsecured
10/09/22	2.700%	8,360,000	7,885,587
10/09/42	4.125%	8,485,000	7,789,569
Hamilton Sundstrand Corp. Senior Unsecured (a)
12/15/20	7.750%	321,000	329,827
Total			16,877,634
Electric 3.7%
Alabama Power Co.
Senior Unsecured
03/15/41	5.500%	9,294,000	10,353,758
01/15/42	4.100%	2,033,000	1,842,534
CMS Energy Corp. Senior Unsecured
02/15/18	5.050%	3,907,000	4,294,305
Calpine Corp. Senior Secured (a)
02/15/21	7.500%	376,000	397,620
Commonwealth Edison Co. 1st Mortgage
03/15/36	5.900%	2,485,000	2,876,117
Consolidated Edison Co. of New York, Inc. Senior Unsecured
04/01/38	6.750%	2,960,000	3,785,245

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Duke Energy Carolinas LLC 1st Refunding Mortgage
09/30/42	4.000%	$8,129,000	$7,337,975
FirstEnergy Corp.
Senior Unsecured
03/15/18	2.750%	7,415,000	7,211,570
03/15/23	4.250%	4,175,000	3,818,154
GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	299,000	336,375
Georgia Power Co. Senior Unsecured
09/01/40	4.750%	4,315,000	4,204,825
Nevada Power Co.
05/15/18	6.500%	4,500,000	5,364,621
08/01/18	6.500%	912,000	1,093,827
05/15/41	5.450%	7,540,000	8,306,136
Niagara Mohawk Power Corp. Senior Unsecured (a)
08/15/19	4.881%	4,309,000	4,818,186
Oncor Electric Delivery Co. LLC Senior Secured
09/30/40	5.250%	4,160,000	4,349,875
PPL Capital Funding, Inc.
06/01/18	1.900%	5,425,000	5,324,903
06/01/23	3.400%	14,870,000	13,857,056
Pacific Gas & Electric Co.
Senior Unsecured
06/15/23	3.250%	5,471,000	5,212,621
01/15/40	5.400%	3,380,000	3,489,823
Sierra Pacific Power Co.
05/15/16	6.000%	7,522,000	8,475,466
Southern California Edison Co. 1st Refunding Mortgage
09/01/40	4.500%	3,765,000	3,683,228
Toledo Edison Co. (The) Senior Secured
05/15/37	6.150%	2,015,000	2,194,770
Total			112,628,990
Entertainment 0.1%
AMC Entertainment, Inc.
06/01/19	8.750%	581,000	624,575
12/01/20	9.750%	43,000	49,020
Activision Blizzard, Inc. (a)
09/15/21	5.625%	702,000	702,877
09/15/23	6.125%	51,000	51,255
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (a)
03/15/21	5.250%	234,000	223,470
Cinemark USA, Inc.
12/15/22	5.125%	149,000	139,688

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Entertainment (continued)
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates (d)(e)
07/01/15	9.300%	$662,372	$662,372
Total			2,453,257
Environmental —%
Clean Harbors, Inc.
08/01/20	5.250%	179,000	177,210

Food and Beverage 1.1%
ARAMARK Corp. (a)
03/15/20	5.750%	250,000	252,500
B&G Foods, Inc.
06/01/21	4.625%	446,000	425,930
Campbell Soup Co.
Senior Unsecured
08/02/22	2.500%	3,881,000	3,528,054
08/02/42	3.800%	5,516,000	4,444,589
Coca-Cola Co. (The) Senior Unsecured
09/01/21	3.300%	8,280,000	8,472,866
ConAgra Foods, Inc.
Senior Unsecured
01/25/18	1.900%	8,020,000	7,915,074
10/01/28	7.000%	4,059,000	4,948,380
Constellation Brands Inc. Senior Unsecured
05/01/21	3.750%	132,000	121,935
HJ Heinz Co. Secured (a)
10/15/20	4.250%	483,000	460,661
Heineken NV Senior Unsecured (a)
10/01/42	4.000%	1,260,000	1,047,691
Mondelez International, Inc. Senior Unsecured
02/09/40	6.500%	2,080,000	2,447,684
Pinnacle Foods Finance LLC/Corp. (a)
05/01/21	4.875%	201,000	186,930
Total			34,252,294
Gaming 0.1%
Boyd Gaming Corp.
07/01/20	9.000%	54,000	58,725
Caesars Entertainment Operating Co., Inc.
Senior Secured
02/15/20	8.500%	320,000	294,400
02/15/20	9.000%	339,000	319,084
MGM Resorts International
03/01/18	11.375%	412,000	524,270
10/01/20	6.750%	51,000	53,550

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming (continued)
12/15/21	6.625%	$127,000	$131,445
PNK Finance Corp. (a)
08/01/21	6.375%	481,000	490,620
Pinnacle Entertainment, Inc.
04/01/22	7.750%	12,000	12,630
ROC Finance LLC/Corp. Secured (a)
09/01/18	12.125%	558,000	617,985
Seminole Indian Tribe of Florida, Inc. (a)
Secured
10/01/17	7.750%	53,000	56,246
Senior Secured
10/01/20	6.535%	546,000	584,220
Seneca Gaming Corp. (a)
12/01/18	8.250%	297,000	318,904
Studio City Finance Ltd. (a)
12/01/20	8.500%	606,000	663,570
SugarHouse HSP Gaming LP/Finance Corp. Senior Secured (a)
06/01/21	6.375%	267,000	254,985
Tunica-Biloxi Gaming Authority Senior Unsecured (a)
11/15/15	9.000%	177,000	159,742
Total			4,540,376
Gas Distributors 0.1%
Sempra Energy Senior Unsecured
06/01/16	6.500%	2,530,000	2,873,397
Gas Pipelines 2.6%
Access Midstream Partners LP/Finance Corp.
04/15/21	5.875%	168,000	172,620
05/15/23	4.875%	559,000	525,460
DCP Midstream LLC (a)(c)
05/21/43	5.850%	7,650,000	6,999,750
El Paso LLC Senior Secured
09/15/20	6.500%	867,000	904,937
El Paso Pipeline Partners Operating Co. LLC
10/01/21	5.000%	5,712,000	6,063,179
Enterprise Products Operating LLC
03/15/23	3.350%	4,870,000	4,609,148
02/01/41	5.950%	5,660,000	6,099,946
02/15/42	5.700%	2,070,000	2,158,888
Hiland Partners LP/Finance Corp. (a)
10/01/20	7.250%	757,000	789,172
Kinder Morgan Energy Partners LP
Senior Unsecured
01/15/38	6.950%	2,290,000	2,581,297
09/01/39	6.500%	2,895,000	3,143,484

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines (continued)
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	$306,000	$322,065
02/15/23	5.500%	449,000	450,122
07/15/23	4.500%	69,000	65,033
NiSource Finance Corp.
02/15/23	3.850%	3,230,000	3,155,985
12/15/40	6.250%	3,935,000	4,306,063
Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	455,000	487,987
07/15/21	6.500%	467,000	490,350
04/15/23	5.500%	317,000	304,320
Sabine Pass Liquefaction LLC Senior Secured (a)
02/01/21	5.625%	374,000	366,053
Southern Natural Gas Co. LLC/Issuing Corp. Senior Unsecured
06/15/21	4.400%	4,980,000	5,215,967
Southern Natural Gas Co. LLC Senior Unsecured
03/01/32	8.000%	2,890,000	3,730,782
TransCanada PipeLines Ltd. (c)
05/15/67	6.350%	18,021,000	18,596,753
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
08/01/42	4.450%	5,840,000	5,211,505
Williams Partners LP Senior Unsecured
04/15/40	6.300%	3,080,000	3,247,537
Total			79,998,403
Health Care 0.8%
Biomet, Inc.
08/01/20	6.500%	504,000	520,380
10/01/20	6.500%	175,000	177,406
CHS/Community Health Systems, Inc.
11/15/19	8.000%	294,000	308,332
Senior Secured
08/15/18	5.125%	318,000	323,565
ConvaTec Finance International SA Senior Unsecured PIK (a)
01/15/19	8.250%	305,000	305,000
ConvaTec Healthcare E SA Senior Unsecured (a)
12/15/18	10.500%	357,000	403,410
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	326,000	322,332
Emdeon, Inc.
12/31/19	11.000%	307,000	349,980
Express Scripts Holding Co.
02/15/22	3.900%	5,355,000	5,424,636
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	159,000	165,758

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Fresenius Medical Care U.S. Finance, Inc. (a)
09/15/18	6.500%	$416,000	$456,560
HCA Holdings, Inc. Senior Unsecured
02/15/21	6.250%	144,000	146,340
HCA, Inc.
02/15/22	7.500%	877,000	962,507
05/01/23	5.875%	164,000	161,130
Senior Secured
02/15/20	6.500%	579,000	627,491
02/15/20	7.875%	119,000	128,297
05/01/23	4.750%	43,000	40,474
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	228,000	236,550
IMS Health, Inc. Senior Unsecured (a)
11/01/20	6.000%	211,000	215,484
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured
11/01/18	10.500%	205,000	226,013
MPH Intermediate Holding Co. 2 Senior Unsecured PIK (a)
08/01/18	8.375%	219,000	224,338
McKesson Corp. Senior Unsecured
12/15/22	2.700%	10,865,000	10,155,635
Multiplan, Inc. (a)
09/01/18	9.875%	558,000	616,590
Physio-Control International, Inc. Senior Secured (a)
01/15/19	9.875%	321,000	359,520
Radnet Management, Inc.
04/01/18	10.375%	179,000	189,293
STHI Holding Corp. Secured (a)
03/15/18	8.000%	376,000	405,140
Tenet Healthcare Corp.
Senior Secured
06/01/20	4.750%	188,000	180,950
04/01/21	4.500%	282,000	264,375
Tenet Healthcare Corp. (a)
Senior Secured
10/01/20	6.000%	157,000	160,533
Senior Unsecured
04/01/22	8.125%	594,000	621,472
Truven Health Analytics, Inc.
06/01/20	10.625%	215,000	234,350
Universal Hospital Services, Inc. Secured
08/15/20	7.625%	10,000	10,325
Total			24,924,166

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Healthcare Insurance 0.1%
Aetna, Inc. Senior Unsecured
11/15/22	2.750%	$4,910,000	$4,531,105
Home Construction 0.1%
Ashton Woods U.S.A. LLC/Finance Co. (a)
02/15/21	6.875%	43,000	41,818
Beazer Homes USA, Inc.
02/01/23	7.250%	86,000	82,560
Brookfield Residential Properties, Inc. /U.S. Corp. (a)
07/01/22	6.125%	14,000	13,720
KB Home
03/15/20	8.000%	199,000	214,920
Meritage Homes Corp.
03/01/18	4.500%	198,000	194,535
04/01/22	7.000%	224,000	237,440
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	204,000	224,400
Standard Pacific Corp.
12/15/21	6.250%	171,000	171,000
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/20	7.750%	269,000	293,882
04/15/21	5.250%	109,000	101,643
Woodside Homes Co. LLC / Finance, Inc. Senior Unsecured (a)
12/15/21	6.750%	138,000	138,000
Total			1,713,918
Independent Energy 2.1%
Anadarko Petroleum Corp.
Senior Unsecured
09/15/17	6.375%	2,315,000	2,699,579
03/15/40	6.200%	2,060,000	2,308,768
Antero Resources Finance Corp.
08/01/19	7.250%	105,000	110,775
Athlon Holdings LP/Finance Corp. (a)
04/15/21	7.375%	420,000	428,400
Aurora U.S.A. Oil & Gas, Inc. (a)
04/01/20	7.500%	606,000	602,970
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	709,000	772,810
Chesapeake Energy Corp.
08/15/20	6.625%	761,000	820,929
02/15/21	6.125%	742,000	769,825
03/15/23	5.750%	293,000	293,732
Comstock Resources, Inc.
06/15/20	9.500%	421,000	458,890
Concho Resources, Inc.
01/15/21	7.000%	1,054,000	1,154,130

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Continental Resources, Inc.
04/01/21	7.125%	$578,000	$644,470
04/15/23	4.500%	10,817,000	10,614,181
Devon Energy Corp.
Senior Unsecured
01/15/19	6.300%	2,175,000	2,539,399
05/15/42	4.750%	2,440,000	2,225,978
EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	350,000	392,875
EnCana Corp. Senior Unsecured
11/15/21	3.900%	2,105,000	2,109,696
Halcon Resources Corp.
05/15/21	8.875%	214,000	219,350
Hess Corp.
Senior Unsecured
02/15/19	8.125%	1,465,000	1,828,652
10/01/29	7.875%	2,290,000	2,871,571
08/15/31	7.300%	810,000	972,188
Kodiak Oil & Gas Corp.
12/01/19	8.125%	401,000	438,092
Kodiak Oil & Gas Corp. (a)
01/15/21	5.500%	424,000	416,580
02/01/22	5.500%	616,000	600,600
Laredo Petroleum, Inc.
02/15/19	9.500%	577,000	640,470
05/01/22	7.375%	392,000	415,520
MEG Energy Corp. (a)(b)
03/31/24	7.000%	420,000	422,625
Nexen, Inc.
Senior Unsecured
05/15/37	6.400%	4,315,000	4,732,645
07/30/39	7.500%	5,505,000	6,756,198
Oasis Petroleum, Inc.
11/01/21	6.500%	1,120,000	1,181,600
01/15/23	6.875%	315,000	333,900
Plains Exploration & Production Co.
02/15/23	6.875%	358,000	383,955
QEP Resources, Inc. Senior Unsecured
05/01/23	5.250%	358,000	333,835
Range Resources Corp.
05/15/19	8.000%	425,000	456,344
Ras Laffan Liquefied Natural Gas Co., Ltd. II Senior Secured (a)
09/30/20	5.298%	2,308,150	2,446,639
SM Energy Co.
Senior Unsecured
11/15/21	6.500%	215,000	223,600
SM Energy Co. (a)
Senior Unsecured
01/15/24	5.000%	284,000	261,280
Whiting Petroleum Corp.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
10/01/18	6.500%	$25,000	$26,313
Whiting Petroleum Corp. (a)
03/15/21	5.750%	322,000	329,245
Woodside Finance Ltd. (a)
05/10/21	4.600%	8,645,000	9,146,107
Total			64,384,716
Integrated Energy 1.1%
Chevron Corp.
06/24/18	1.718%	1,555,000	1,549,962
Senior Unsecured
06/24/20	2.427%	16,275,000	16,087,675
Shell International Finance BV
08/21/22	2.375%	13,500,000	12,419,757
03/25/40	5.500%	3,730,000	4,214,881
Total			34,272,275
Life Insurance 1.5%
ING Capital Funding Trust III (c)
12/31/49	3.848%	2,240,000	2,150,400
ING US, Inc.
07/15/22	5.500%	3,495,000	3,762,504
ING US, Inc. (c)
05/15/53	5.650%	5,115,000	4,675,862
MetLife Capital Trust X (a)
04/08/38	9.250%	10,001,000	12,701,270
MetLife, Inc.
08/01/39	10.750%	2,013,000	2,959,110
Prudential Financial, Inc.
Senior Unsecured
12/01/17	6.000%	385,000	446,355
Prudential Financial, Inc. (c)
06/15/38	8.875%	13,369,000	16,176,490
09/15/42	5.875%	3,530,000	3,459,400
03/15/44	5.200%	690,000	625,830
Total			46,957,221
Lodging —%
Choice Hotels International, Inc.
07/01/22	5.750%	240,000	248,400
Hilton Worldwide Finance/Corp. (a)(b)
10/15/21	5.625%	312,000	313,560
Playa Resorts Holding BV Senior Unsecured (a)
08/15/20	8.000%	140,000	148,532
Total			710,492
Media Cable 0.7%
CCO Holdings LLC/Capital Corp.
01/31/22	6.625%	254,000	257,810
CCO Holdings LLC/Capital Corp. (a)
03/15/21	5.250%	150,000	143,250

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Cable (continued)
CSC Holdings LLC Senior Unsecured
02/15/18	7.875%	$749,000	$855,732
Cablevision Systems Corp. Senior Unsecured
09/15/22	5.875%	231,000	226,380
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (a)
09/15/20	6.375%	356,000	363,120
Cogeco Cable, Inc. (a)
05/01/20	4.875%	87,000	83,085
DIRECTV Holdings LLC/Financing Co., Inc.
03/15/17	2.400%	6,672,000	6,702,878
03/01/21	5.000%	2,315,000	2,369,986
DISH DBS Corp.
06/01/21	6.750%	765,000	804,206
07/15/22	5.875%	411,000	404,835
03/15/23	5.000%	238,000	220,745
NBCUniversal Enterprise, Inc. (a)
04/15/19	1.974%	5,045,000	4,905,722
Quebecor Media, Inc. Senior Unsecured
01/15/23	5.750%	444,000	418,470
Time Warner Cable, Inc.
09/01/41	5.500%	3,165,000	2,595,256
Videotron Ltd.
07/15/22	5.000%	203,000	192,850
WaveDivision Escrow LLC/Corp. Senior Unsecured (a)
09/01/20	8.125%	11,000	11,495
WideOpenWest Finance LLC/Capital Corp.
07/15/19	10.250%	103,000	111,240
Total			20,667,060
Media Non-Cable 0.9%
AMC Networks, Inc.
07/15/21	7.750%	647,000	718,170
Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	469,000	453,757
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	575,000	593,687
11/15/22	6.500%	476,000	485,520
DigitalGlobe, Inc. (a)
02/01/21	5.250%	161,000	153,755
Gannett Co., Inc. (a)(b)
10/15/19	5.125%	198,000	196,020
Hughes Satellite Systems Corp.
06/15/21	7.625%	347,000	373,892
Senior Secured
06/15/19	6.500%	203,000	214,673

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable (continued)
Intelsat Jackson Holdings SA
10/15/20	7.250%	$1,071,000	$1,143,292
Intelsat Luxembourg SA (a)
06/01/21	7.750%	148,000	153,180
06/01/23	8.125%	417,000	438,892
MDC Partners, Inc. (a)
04/01/20	6.750%	369,000	373,613
National CineMedia LLC Senior Secured
04/15/22	6.000%	291,000	296,820
News America, Inc.
12/15/35	6.400%	1,875,000	2,068,650
Nielsen Finance Co. SARL (The) (a)
10/01/21	5.500%	458,000	459,145
Nielsen Finance LLC/Co.
10/15/18	7.750%	5,270,000	5,731,125
10/01/20	4.500%	6,866,000	6,608,525
Reed Elsevier Capital, Inc.
10/15/22	3.125%	7,635,000	7,068,239
Sinclair Television Group, Inc. (a)(b)
11/01/21	6.375%	102,000	101,745
Sirius XM Radio, Inc. Senior Unsecured (a)
05/15/23	4.625%	210,000	191,625
Univision Communications, Inc. (a)
05/15/21	8.500%	226,000	246,340
Senior Secured
11/01/20	7.875%	341,000	372,543
09/15/22	6.750%	268,000	282,740
05/15/23	5.125%	211,000	202,033
Total			28,927,981
Metals 1.3%
Alpha Natural Resources, Inc.
04/15/18	9.750%	174,000	176,610
ArcelorMittal
Senior Unsecured
02/25/15	4.250%	6,246,000	6,402,150
08/05/15	4.250%	7,793,000	8,026,790
10/15/39	7.500%	360,000	341,100
03/01/41	7.250%	2,090,000	1,912,350
Arch Coal, Inc.
06/15/21	7.250%	20,000	15,100
Arch Coal, Inc. (a)
06/15/19	9.875%	429,000	381,810
CONSOL Energy, Inc.
03/01/21	6.375%	18,000	18,450
Calcipar SA Senior Secured (a)
05/01/18	6.875%	279,000	290,858
FMG Resources August 2006 Proprietary Ltd. (a)
11/01/19	8.250%	533,000	576,972

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals (continued)
FQM Akubra, Inc. (a)
06/01/20	8.750%	$579,000	$619,530
06/01/21	7.500%	221,000	226,525
JMC Steel Group, Inc. Senior Notes (a)
03/15/18	8.250%	256,000	250,240
Nucor Corp.
Senior Unsecured
09/15/22	4.125%	1,820,000	1,821,016
08/01/23	4.000%	18,380,000	17,988,138
Peabody Energy Corp.
11/15/21	6.250%	338,000	327,860
Rio Tinto Finance USA PLC
08/21/22	2.875%	1,900,000	1,745,855
Total			41,121,354
Non-Captive Consumer 0.8%
Discover Financial Services
Senior Unsecured
04/27/22	5.200%	1,680,000	1,770,446
11/21/22	3.850%	4,244,000	4,049,124
HSBC Finance Capital Trust IX (c)
11/30/35	5.911%	4,140,000	4,222,800
HSBC Finance Corp. Subordinated Notes
01/15/21	6.676%	11,115,000	12,692,863
Provident Funding Associates LP/PFG Finance Corp. (a)
06/15/21	6.750%	357,000	358,785
Springleaf Finance Corp.
Senior Unsecured
12/15/17	6.900%	164,000	171,790
Springleaf Finance Corp. (a)
Senior Unsecured
10/01/21	7.750%	148,000	154,105
10/01/23	8.250%	148,000	154,845
Total			23,574,758
Non-Captive Diversified 1.3%
Air Lease Corp.
03/01/20	4.750%	644,000	632,730
CIT Group, Inc.
Senior Unsecured
08/15/17	4.250%	243,000	247,556
08/01/23	5.000%	130,000	125,862
CIT Group, Inc. (a)
Senior Unsecured
02/15/19	5.500%	1,281,000	1,348,253
General Electric Capital Corp.
Senior Unsecured
09/07/22	3.150%	14,090,000	13,322,673
General Electric Capital Corp. (c)
Subordinated Notes
11/15/67	6.375%	20,190,000	21,552,825
International Lease Finance Corp.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Non-Captive Diversified (continued)
Senior Unsecured
04/15/18	3.875%	$28,000	$27,055
12/15/20	8.250%	1,395,000	1,590,300
Total			38,847,254
Oil Field Services 0.2%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	824,000	863,140
Green Field Energy Services, Inc. (a)(c)(f)
Secured
11/15/16	13.000%	608,000	547,200
11/15/16	13.000%	15,000	13,500
Oil States International, Inc. (a)
01/15/23	5.125%	213,000	233,235
Pacific Drilling SA Senior Secured (a)
06/01/20	5.375%	440,000	429,000
Weatherford International Ltd.
03/15/38	7.000%	3,665,000	3,886,835
Total			5,972,910
Other Industry 0.6%
CBRE Services, Inc.
03/15/23	5.000%	140,000	131,250
Interline Brands, Inc.
11/15/18	7.500%	332,000	351,505
Memorial Sloan-Kettering Cancer Center Senior Unsecured
07/01/52	4.125%	8,645,000	7,216,232
President and Fellows of Harvard College
Senior Notes
10/15/40	4.875%	1,485,000	1,579,246
President and Fellows of Harvard College (a)
01/15/39	6.500%	7,120,000	9,358,094
Unifrax I LLC/Holding Co. (a)
02/15/19	7.500%	215,000	215,000
Total			18,851,327
Packaging 0.1%
BOE Intermediate Holding Corp. Senior Unsecured PIK (a)
11/01/17	9.000%	89,000	93,005
Plastipak Holdings, Inc. Senior Unsecured (a)(b)
10/01/21	6.500%	408,000	412,080
Reynolds Group Issuer, Inc. LLC Senior Secured
10/15/20	5.750%	417,000	418,564
Reynolds Group Issuer, Inc./LLC
04/15/19	9.000%	268,000	281,400
08/15/19	9.875%	506,000	549,010

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Packaging (continued)
Senior Secured
08/15/19	7.875%	$265,000	$291,500
Total			2,045,559
Paper —%
Graphic Packaging International, Inc.
04/15/21	4.750%	321,000	312,173
Pharmaceuticals 0.9%
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (a)
12/01/19	9.500%	149,000	167,439
Johnson & Johnson Senior Unsecured
05/15/41	4.850%	5,777,000	6,188,097
Merck & Co., Inc.
Senior Unsecured
09/15/22	2.400%	9,285,000	8,630,083
09/15/42	3.600%	8,715,000	7,362,720
Roche Holdings, Inc. (a)
03/01/19	6.000%	2,460,000	2,923,370
Valeant Pharmaceuticals International (a)
10/15/20	6.375%	576,000	596,160
Senior Unsecured
08/15/18	6.750%	270,000	288,900
07/15/21	7.500%	385,000	414,837
Total			26,571,606
Property & Casualty 0.7%
Alliant Holdings, Inc. Senior Unsecured (a)
12/15/20	7.875%	264,000	270,600
HUB International Ltd. Senior Unsecured (a)(b)
10/01/21	7.875%	604,000	604,755
Liberty Mutual Group, Inc. (a)
05/01/22	4.950%	3,385,000	3,500,269
05/01/42	6.500%	5,825,000	6,285,979
Senior Unsecured
03/15/35	6.500%	2,985,000	3,211,893
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	7,070,000	8,682,702
Total			22,556,198
Railroads 0.6%
BNSF Funding Trust I (c)
12/15/55	6.613%	9,800,000	10,927,000
CSX Corp. Senior Unsecured
05/30/42	4.750%	4,465,000	4,261,740

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Railroads (continued)
Union Pacific Corp. Senior Unsecured
08/15/18	5.700%	$2,950,000	$3,415,162
Total			18,603,902
Refining 0.1%
Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%	2,735,000	2,973,560
REITs 0.9%
Boston Properties LP Senior Unsecured
05/15/21	4.125%	9,525,000	9,799,387
CyrusOne LP/Finance Corp.
11/15/22	6.375%	341,000	338,442
Duke Realty LP
02/15/15	7.375%	2,060,000	2,223,508
08/15/19	8.250%	4,294,000	5,338,752
06/15/22	4.375%	3,630,000	3,588,985
Simon Property Group LP Senior Unsecured
02/01/23	2.750%	7,590,000	6,964,698
Total			28,253,772
Restaurants 0.4%
McDonald’s Corp. Senior Unsecured
05/01/43	3.625%	13,895,000	11,891,174
Retailers 0.8%
Amazon.com, Inc. Senior Unsecured
11/29/22	2.500%	6,890,000	6,279,250
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	322,000	358,225
Burlington Holdings LLC/Finance, Inc. Senior Unsecured PIK (a)
02/15/18	9.000%	349,000	358,598
Jo-Ann Stores, Inc. Senior Unsecured (a)
03/15/19	8.125%	277,000	282,540
L Brands, Inc.
04/01/21	6.625%	414,000	447,637
Macy’s Retail Holdings, Inc.
07/15/27	6.790%	12,220,000	13,769,435
03/15/37	6.375%	1,940,000	2,147,900
Rite Aid Corp.
03/15/20	9.250%	107,000	121,445
Senior Unsecured
02/15/27	7.700%	124,000	127,100

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers (continued)
Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	$365,000	$365,912
William Carter Co. (The) (a)
08/15/21	5.250%	67,000	67,000
Total			24,325,042
Supermarkets 0.9%
Kroger Co. (The)
12/15/18	6.800%	4,390,000	5,245,857
06/01/29	7.700%	4,715,000	5,832,728
Safeway, Inc. Senior Unsecured
02/01/31	7.250%	15,430,000	15,622,752
Total			26,701,337
Technology 0.9%
Alliance Data Systems Corp. (a)
12/01/17	5.250%	271,000	277,775
04/01/20	6.375%	261,000	272,093
Ancestry.com, Inc. Senior Unsecured PIK (a)
10/15/18	9.625%	112,000	112,280
Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	242,000	261,360
CDW LLC/Finance Corp.
04/01/19	8.500%	167,000	184,535
DuPont Fabros Technology LP Senior Unsecured (a)
09/15/21	5.875%	131,000	131,000
Equinix, Inc.
Senior Unsecured
04/01/20	4.875%	136,000	131,920
07/15/21	7.000%	166,000	177,205
First Data Corp.
01/15/21	12.625%	404,000	444,400
First Data Corp. (a)
01/15/21	11.250%	132,000	137,940
06/15/21	10.625%	116,000	117,740
08/15/21	11.750%	127,000	122,555
Secured
01/15/21	8.250%	454,000	468,755
Senior Secured
08/15/20	8.875%	291,000	320,828
11/01/20	6.750%	375,000	386,250
Iron Mountain, Inc.
08/15/23	6.000%	178,000	176,665
Microsoft Corp. Senior Unsecured
11/15/22	2.125%	2,205,000	2,006,133
NXP BV/Funding LLC (a)
06/01/18	3.750%	475,000	463,125
02/15/21	5.750%	369,000	374,535

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
Nuance Communications, Inc. (a)
08/15/20	5.375%	$409,000	$387,527
Oracle Corp.
Senior Unsecured
10/15/22	2.500%	17,162,000	15,820,841
07/15/23	3.625%	3,050,000	3,041,856
VeriSign, Inc. (a)
05/01/23	4.625%	231,000	217,140
Total			26,034,458
Textile —%
Quiksilver Inc./QS Wholesale Inc. Senior Secured (a)
08/01/18	7.875%	31,000	32,318
Transportation Services 0.2%
Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250%	218,000	236,530
ERAC U.S.A. Finance LLC (a)
10/15/37	7.000%	3,184,000	3,772,648
Hertz Corp. (The)
10/15/18	7.500%	279,000	300,623
01/15/21	7.375%	183,000	196,725
LBC Tank Terminals Holding Netherlands BV (a)
05/15/23	6.875%	302,000	303,510
Total			4,810,036
Wireless 0.3%
Crown Castle International Corp. Senior Unsecured
01/15/23	5.250%	661,000	608,120
MetroPCS Wireless, Inc. (a)
04/01/23	6.625%	233,000	233,000
NII International Telecom SCA (a)
08/15/19	7.875%	259,000	235,043
08/15/19	11.375%	752,000	778,320
SBA Telecommunications, Inc.
07/15/20	5.750%	845,000	838,662
Softbank Corp. (a)
04/15/20	4.500%	467,000	448,787
Sprint Communications, Inc.
Senior Unsecured
08/15/20	7.000%	233,000	237,078
11/15/21	11.500%	167,000	214,595
11/15/22	6.000%	598,000	550,160
Sprint Communications, Inc. (a)
11/15/18	9.000%	935,000	1,096,287
03/01/20	7.000%	125,000	134,375
Sprint Corp. (a)
09/15/21	7.250%	487,000	491,870
09/15/23	7.875%	487,000	496,740

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	$1,843,000	$1,788,871
Wind Acquisition Finance SA Senior Secured (a)
04/30/20	6.500%	447,000	458,175
Total			8,610,083
Wirelines 4.8%
AT&T, Inc. Senior Unsecured
12/01/22	2.625%	29,645,000	26,570,310
CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	4,470,000	4,447,650
Embarq Corp. Senior Unsecured
06/01/36	7.995%	5,460,000	5,558,668
Frontier Communications Corp.
Senior Unsecured
04/15/22	8.750%	339,000	370,357
01/15/23	7.125%	355,000	354,112
Level 3 Communications, Inc.
Senior Unsecured
02/01/19	11.875%	302,000	347,300
06/01/19	8.875%	192,000	205,440
Level 3 Financing, Inc.
02/01/18	10.000%	215,000	230,319
04/01/19	9.375%	273,000	300,983
06/01/20	7.000%	37,000	37,370
07/15/20	8.625%	138,000	150,765
PAETEC Holding Corp.
12/01/18	9.875%	605,000	673,062
Telecom Italia Capital SA
06/04/18	6.999%	2,050,000	2,250,795
07/18/36	7.200%	4,530,000	4,209,113
Telefonica Emisiones SAU
04/27/18	3.192%	4,677,000	4,614,749
02/16/21	5.462%	1,007,000	1,034,869
Verizon Communications, Inc.
Senior Unsecured
09/14/18	3.650%	71,624,000	75,469,707
11/01/22	2.450%	6,405,000	5,679,192
Verizon New England, Inc.
11/15/29	7.875%	2,215,000	2,584,035
Verizon New York, Inc.
04/01/32	7.375%	6,945,000	7,942,378
Verizon Virginia LLC
10/01/29	8.375%	2,305,000	2,725,273
Windstream Corp.
08/01/23	6.375%	261,000	238,815
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	358,000	410,805

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Senior Secured
01/01/20	8.125%	$292,000	$319,375
Total			146,725,442
Total Corporate Bonds & Notes (Cost: $1,372,404,295)			$1,346,260,376

Residential Mortgage-Backed Securities - Agency 16.5%
Federal Home Loan Mortgage Corp. (g)
06/01/43	3.500%	10,439,596	10,610,720
05/01/41-06/01/41	4.500%	19,225,505	20,594,153
07/01/39	5.000%	3,531,089	3,841,810
06/01/33	5.500%	469,701	516,899
09/01/28-07/01/37	6.000%	12,474,153	14,246,964
04/01/30-04/01/32	7.000%	411,104	464,269
08/01/24	8.000%	36,059	42,686
01/01/25	9.000%	14,812	17,442
Federal National Mortgage Association (b)(g)
09/01/28-10/01/43	3.000%	93,556,594	92,629,361
10/01/43	3.500%	50,305,000	51,208,920
Federal National Mortgage Association (g)
03/01/43-08/01/43	3.500%	23,198,462	23,653,966
02/01/41-06/01/42	4.000%	109,205,694	114,823,614
05/01/39-08/01/41	4.500%	40,623,691	43,506,314
05/01/41	5.000%	4,313,912	4,699,808
02/01/29-09/01/36	5.500%	11,906,081	13,086,799
10/01/28-08/01/35	6.000%	10,191,331	11,359,772
05/01/29-07/01/38	7.000%	13,904,243	16,172,147
02/01/27-09/01/31	7.500%	192,568	221,863
11/01/21-04/01/22	8.000%	21,781	24,701
04/01/23	8.500%	29,171	31,827
06/01/24	9.000%	40,640	45,858
Federal National Mortgage Association (g)(h)
04/01/34-01/01/36	5.500%	11,446,032	12,561,457
Federal National Mortgage Association (g)(i)
CMO IO Series 2003-71 Class IM
12/25/31	5.500%	227,042	7,482
Government National Mortgage Association (b)(g)
10/01/43	3.500%	35,000,000	35,978,908
Government National Mortgage Association (g)
05/15/42	3.000%	11,820,669	11,673,596

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
06/15/41	4.500%	$19,854,744	$21,539,184
Total Residential Mortgage-Backed Securities - Agency (Cost: $489,636,674)			$503,560,520

Residential Mortgage-Backed Securities - Non-Agency 4.1%
American General Mortgage Loan Trust (a)(c)(g)
CMO Series 2009-1 Class A7
09/25/48	5.750%	10,093,000	10,312,715
CMO Series 2010-1A Class A1
03/25/58	5.150%	417,109	421,469
BCAP LLC Trust (a)(c)(g)
08/26/36	0.304%	3,804,649	3,718,679
01/26/37	0.354%	5,401,380	5,287,681
09/26/36	3.500%	8,736,441	8,742,284
CMO Series 2012-RR10 Class 5A5
04/26/36	0.449%	9,445,891	9,140,102
CMO Series 2013-RR5 Class 1A1
10/26/36	3.500%	7,301,733	7,474,111
BCAP LLC (a)(c)(g)
05/26/47	0.389%	2,984,369	2,672,354
CMO Series 2013-RR3 Class 2A1
02/26/37	2.489%	3,093,038	3,086,969
Series 2013-RR2 Class 7A1
07/26/36	3.000%	4,807,186	4,746,664
BNPP Mortgage Securities LLC CMO Series 2009-1 Class A1 (a)(g)
08/27/37	6.000%	1,380,131	1,447,912
Banc of America Funding Corp. CMO Series 2012-R5 Class A (a)(c)(g)
10/03/39	0.442%	5,629,036	5,505,699
Bayview Opportunity Master Fund Trust IIB LP (a)(c)(g)
CMO Series 2012-6NPL Class A
01/28/33	2.981%	2,285,318	2,273,892
Series 2012-4NPL Class A
07/28/32	3.475%	1,122,184	1,123,308
Citigroup Mortgage Loan Trust, Inc. (a)(c)(g)
CMO Series 2012-7 Class 12A1
03/25/36	2.642%	1,885,144	1,927,307
CMO Series 2012-9 Class 1A1
02/20/36	5.130%	5,055,256	5,201,327
CMO Series 2013-2 Class 1A1
11/25/37	5.942%	4,849,677	5,043,771
Citigroup Mortgage Loan Trust, Inc. (a)(e)(g)
CMO Series 2012-A Class A
06/25/51	2.500%	3,371,925	3,287,627
Credit Suisse Mortgage Capital Certificates (a)(c)(g)
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	1,431,948	1,458,974
CMO Series 2011-17R Class 2A1
12/27/37	3.400%	1,529,674	1,528,205
CMO Series 2011-17R Class 3A1
10/27/35	2.373%	6,464,393	6,527,108
CMO Series 2012-4R Class 8A1
06/27/47	3.255%	2,120,760	2,126,109

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
GCAT Series 2013-RP1 Class A1 (a)(c)(g)
06/25/18	3.500%	$4,636,266	$4,541,351
Jefferies & Co., Inc. CMO Series 2010-R7 Class 7A4 (a)(c)(g)
10/26/36	3.250%	792,952	790,300
Morgan Stanley Re-Remic Trust (a)(c)(e)(g)
CMO Series 2012-R2 Class 1A
11/26/36	0.340%	2,326,768	2,248,309
CMO Series 2013-R2 Class 1A
10/26/36	3.383%	8,185,581	8,103,725
Morgan Stanley Re-Remic Trust (a)(c)(g)
CMO Series 2013-R1 Class 4A
12/26/36	2.350%	4,499,362	4,585,596
Nomura Asset Acceptance Corp. (c)(g)
CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.957%	235,923	236,616
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	1,492,898	1,497,075
Nomura Resecuritization Trust CMO Series 2012-3R Class 1A1 (a)(c)(g)
01/26/37	0.357%	4,010,379	3,822,499
Residential Mortgage Asset Trust Series 2012-1A Class A1 (a)(c)(g)
08/26/52	2.734%	1,903,006	1,916,549
Springleaf Mortgage Loan Trust CMO Series 2012-1A Class A (a)(c)(g)
09/25/57	2.667%	2,171,237	2,210,449
Structured Asset Securities Corp. CMO Series 2004-21XS Class 2A6A (c)(g)
12/25/34	4.740%	320,758	324,862
VOLT LLC Series 2012-RP3A Class A1 (a)(c)(g)
11/27/17	3.475%	1,084,210	1,086,419
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $124,007,428)			$124,418,017

Commercial Mortgage-Backed Securities - Non-Agency 6.9%
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4 (g)
10/15/49	5.431%	4,435,000	4,881,906
Citigroup/Deutsche Bank Commercial Mortgage Trust (c)(g)
Series 2005-CD1 Class A4
07/15/44	5.393%	2,557,000	2,725,777
Citigroup/Deutsche Bank Commercial Mortgage Trust (g)
Series 2007-CD4 Class A4
12/11/49	5.322%	14,500,000	16,006,383
Commercial Mortgage Pass-Through Certificates Series 2013-LC6 Class A2 (g)
01/10/46	1.906%	1,144,000	1,141,408

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Credit Suisse Commercial Mortgage Trust Series 2006-C3 Class A3 (c)(g)
06/15/38	5.993%	$5,038,354	$5,512,383
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A1 (g)
05/15/36	3.819%	83,806	83,663
Credit Suisse Mortgage Capital Certificates Series 2010-RR4 Class 2A (a)(c)(g)
09/18/39	5.467%	3,309,266	3,629,931
DBRR Trust (a)(g)
Series 2012-EZ1 Class A
09/25/45	0.946%	2,013,362	2,012,442
09/25/45	1.393%	1,067,000	1,063,055
09/25/45	2.062%	4,714,396	4,686,651
GE Capital Commercial Mortgage Corp. Series 2005-C1 Class A5 (c)(g)
06/10/48	4.772%	2,907,000	3,039,178
GS Mortgage Securities Corp. II (c)(g)
Series 2007-GG10 Class A4
08/10/45	5.993%	8,063,000	8,943,520
GS Mortgage Securities Corp. II (g)
Series 2012-GCJ7 Class A2
05/10/45	2.318%	1,737,000	1,775,732
General Electric Capital Assurance Co. (a)(c)(g)
Series 2003-1 Class A4
05/12/35	5.254%	2,121,367	2,212,143
Series 2003-1 Class A5
05/12/35	5.743%	4,845,000	5,566,377
Greenwich Capital Commercial Funding Corp. (c)(g)
Series 2005-GG5 Class AM
04/10/37	5.277%	8,638,232	9,153,762
Series 2006-GG7 Class AM
07/10/38	6.056%	3,930,000	4,296,174
Greenwich Capital Commercial Funding Corp. (g)
Series 2007-GG11 Class A4
12/10/49	5.736%	13,347,000	14,982,014
JPMBB Commercial Mortgage Securities Trust Series 2013-C14 Class A4 (c)(g)
08/15/46	4.133%	2,060,000	2,126,900
JPMorgan Chase Commercial Mortgage Securities Corp. (c)(g)
Series 2006-LDP6 Class ASB
04/15/43	5.490%	3,165,239	3,268,372
Series 2007-CB19 Class A4
02/12/49	5.895%	8,712,000	9,743,335
JPMorgan Chase Commercial Mortgage Securities Trust (c)(g)
Series 2005-LDP3 Class ASB
08/15/42	4.893%	2,425,711	2,499,457
JPMorgan Chase Commercial Mortgage Securities Trust (g)
Series 2005-LDP2 Class A3
07/15/42	4.697%	1,400,668	1,400,281
LB-UBS Commercial Mortgage Trust (c)(g)
Series 2006-C4 Class AM
06/15/38	6.075%	1,278,000	1,388,230
Series 2007-C7 Class A3
09/15/45	5.866%	4,261,579	4,769,820
LB-UBS Commercial Mortgage Trust (g)

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Series 2005-C3 Class A5
07/15/30	4.739%	$5,382,000	$5,611,225
Series 2006-C1 Class A4
02/15/31	5.156%	4,599,000	4,944,969
Series 2007-C2 Class A3
02/15/40	5.430%	15,089,336	16,598,858
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-6 Class A4 (c)(g)
03/12/51	5.485%	9,336,000	10,314,067
Morgan Stanley Capital I, Inc. (c)(g)
Series 2007-IQ15 Class A4
06/11/49	6.107%	9,505,321	10,647,823
Morgan Stanley Capital I, Inc. (g)
Series 2007-IQ16 Class A4
12/12/49	5.809%	2,982,000	3,356,918
Morgan Stanley Re-Remic Trust (a)(c)(g)
Series 2009-GG10 Class A4B
08/12/45	5.993%	4,394,000	4,820,236
Series 2010-GG10 Class A4A
08/15/45	5.993%	15,981,000	17,764,336
ORES NPL LLC Series 2012-LV1 Class A (a)(g)
09/25/44	4.000%	201,599	201,619
RIAL (a)(g)
06/20/28	2.500%	2,570,864	2,570,864
Rialto Real Estate Fund Series 2013-LT2 Class A (a)(g)
05/22/28	2.833%	1,843,737	1,842,424
S2 Hospitality LLC Series 2012-LV1 Class A (a)(g)
04/15/25	4.500%	174,511	174,511
SMA 1 LLC Series 2012-LV1 Class A (a)(g)
08/20/25	3.500%	508,755	511,103
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class A3 (c)(g)
08/15/39	5.551%	1,509,339	1,568,434
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class A2 (g)
03/15/45	2.029%	3,351,000	3,364,762
Wachovia Bank Commercial Mortgage Trust (c)(g)
Series 2006-C24 Class A3
03/15/45	5.558%	4,622,000	5,015,092
Series 2006-C27 Class AM
07/15/45	5.795%	2,922,000	3,193,664
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $208,531,041)			$209,409,799

Asset-Backed Securities - Agency 2.4%

Small Business Administration Participation Certificates
Series 2012-20L Class 1
12/01/32	1.930%	1,199,406	1,112,820

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Agency (continued)
Series 2013-20A Class 1
01/01/33	2.130%	$2,535,498	$2,378,307
Series 2013-20B Class 1
02/01/33	2.210%	11,572,567	10,877,951
Series 2013-20C Class 1
03/01/33	2.220%	9,303,228	8,745,244
Series 2013-20D Class 1
04/01/33	2.080%	10,656,000	9,926,973
Series 2013-20F Class 1
06/01/33	2.450%	9,041,000	8,637,785
Series 2013-20H Class 1
08/01/33	3.160%	12,605,000	12,459,474
Series 2013-20I Class 1
09/01/33	3.620%	17,245,000	17,693,149
Total Asset-Backed Securities - Agency (Cost: $74,177,739)			$71,831,703

Asset-Backed Securities - Non-Agency 4.3%

ARES XXVI CLO Ltd. Series 2013-1A Class A (a)(c)
04/15/25	1.391%	19,604,000	19,340,444
Ally Master Owner Trust Series 2012-5 Class A
09/15/19	1.540%	2,184,000	2,165,771
Atrium X (a)(c)
Series 10A Class A
07/16/25	1.396%	18,076,000	17,865,884
Series 10A Class B1
07/16/25	1.926%	2,795,000	2,759,733
Carlyle Global Market Strategies Series 2013-2A Class A1 (a)(c)
04/18/25	1.416%	12,057,000	11,969,538
Citicorp Residential Mortgage Securities, Inc. Series 2007-2 Class A3 (c)
06/25/37	5.953%	1,351,448	1,365,744
Countrywide Asset-Backed Certificates (c)
Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	1,156,799	1,109,838
Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	2,264,208	2,217,803
ING Investment Management CLO V Ltd. Series 2007-5A Class A1A (a)(c)
05/01/22	0.495%	11,927,000	11,601,953
JPMorgan Mortgage Acquisition Corp. Series 2007-CH2 Class AV2 (c)
01/25/37	0.249%	171,710	170,505
Mountain View CLO III Ltd. Series 2007-3A Class A1 (a)(c)
04/16/21	0.483%	12,874,184	12,646,968
Nomad CLO Ltd. Series 2013-1A Class A1 (a)(c)
01/15/25	1.468%	13,578,000	13,470,978
OHA Credit Partners VIII Ltd. (a)(c)
Series 2013-8A Class A

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
04/20/25	1.395%	$5,516,000	$5,455,997
Series 2013-8A Class B
04/20/25	1.925%	4,413,000	4,373,120
Race Point VIII CLO Ltd. Series 2013-8A Class A (a)(c)
02/20/25	1.514%	10,734,000	10,661,277
SMART Trust Series 2012-1USA Class A4A (a)
12/14/17	2.010%	2,572,000	2,607,917
SVO VOI Mortgage Corp. Series 2012-AA Class A (a)
09/20/29	2.000%	2,982,997	2,984,020
Sierra Receivables Funding Co. LLC Series 2012-3A Class A (a)
08/20/29	1.870%	2,836,841	2,849,801
Small Business Administration Participation Certificates Series 2011-20K Class 1
11/01/31	2.870%	5,071,816	5,047,708
Total Asset-Backed Securities - Non-Agency (Cost: $130,761,926)			$130,664,999

U.S. Treasury Obligations 14.5%

U.S. Treasury
09/15/16	0.875%	2,071,000	2,086,209
09/30/18	1.375%	2,534,000	2,532,219
08/15/23	2.500%	83,450,300	82,602,779
05/15/43	2.875%	55,702,000	47,268,369
U.S. Treasury (b)
09/30/15	0.250%	85,551,000	85,417,327
09/30/20	2.000%	30,101,000	30,072,765
U.S. Treasury (h)(j)
STRIPS
11/15/18	0.000%	111,985,600	103,886,353
U.S. Treasury (j)
STRIPS
11/15/18	0.000%	36,823,000	34,182,386
11/15/19	0.000%	41,979,100	37,537,501
02/15/40	0.000%	44,690,200	16,158,189
Total U.S. Treasury Obligations (Cost: $443,212,742)			$441,744,097

U.S. Government & Agency Obligations 0.3%

Residual Funding Corp. STRIPS (j)
10/15/20	0.000%	10,145,000	8,498,690
Total U.S. Government & Agency Obligations (Cost: $9,016,196)			$8,498,690

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations 1.0%
BRAZIL 0.3%
Brazilian Government International Bond Senior Unsecured
01/07/41	5.625%	$8,037,000	$7,976,722

CHILE —%
Chile Government International Bond Senior Unsecured
10/30/22	2.250%	1,650,000	1,480,875
COLOMBIA 0.2%
Colombia Government International Bond Senior Unsecured
01/18/41	6.125%	6,408,000	6,980,437
ITALY 0.1%
Republic of Italy Senior Unsecured
09/27/23	6.875%	2,855,000	3,427,199
MEXICO 0.2%
Mexico Government International Bond
Senior Unsecured
03/15/22	3.625%	3,380,000	3,352,960
03/08/44	4.750%	1,380,000	1,248,900
Total			4,601,860
POLAND 0.1%
Poland Government International Bond Senior Unsecured
03/23/22	5.000%	3,270,000	3,516,885
QATAR 0.1%
Nakilat, Inc. Senior Secured (a)
12/31/33	6.067%	3,630,000	3,829,650
Total Foreign Government Obligations (Cost: $32,871,959)			$31,813,628

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 1.0%
California 0.1%
Los Angeles Unified School District Unlimited General Obligation Bonds Build America Bonds Series 2009
07/01/34	5.750%	1,260,000	1,391,443

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Georgia 0.2%
State of Georgia Unlimited General Obligation Refunding Bonds Series 2013C
10/01/23	4.000%	$4,675,000	$5,192,382
Illinois —%
City of Chicago Waterworks Revenue Bonds Build America Bonds Series 2010
11/01/40	6.742%	840,000	940,724
Kentucky 0.4%
Kentucky Asset Liability Commission Revenue Bonds Taxable Series 2010
04/01/18	3.165%	12,521,573	12,951,689
Massachusetts —%
Commonwealth of Massachusetts Revenue Bonds Build America Bonds-Recovery Series 2010Z
06/01/30	5.631%	460,000	506,773
Ohio 0.3%
JobsOhio Beverage System
Taxable Revenue Bonds
Series 2013-B
01/01/29	3.985%	4,470,000	4,163,850
Series 2013-B
01/01/35	4.532%	4,210,000	3,959,000
Total			8,122,850
Total Municipal Bonds (Cost: $29,879,252)			$29,105,861

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt 2.6%
Banking 2.3%
Citigroup Capital XIII (c)
10/30/40	7.875%	1,026,125	$28,187,654
HSBC Holdings PLC
12/31/49	8.000%	288,675	7,808,659
M&T Bank Corp. (c)

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt (continued)
Banking (continued)
12/31/49	5.000%	$800	$801,900
12/31/49	5.000%	8,305	8,387,925
PNC Financial Services Group, Inc. (The) (c)
12/31/49	6.125%	458,550	11,573,802
U.S. Bancorp (c)
12/31/49	6.500%	339,724	8,829,427
Wells Fargo & Co. (c)
12/31/49	5.850%	210,000	5,012,700
Total			70,602,067
Building Materials 0.2%
Stanley Black & Decker, Inc.
07/25/52	5.750%	249,625	5,496,742
Property & Casualty 0.1%
Allstate Corp. (The) (c)
01/15/53	5.100%	165,225	3,833,220
Total Preferred Debt (Cost: $83,390,868)			$79,932,029

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.7%
Automotive —%
Affinia Group, Inc. Tranche B2 Term Loan (c)(k)
04/25/20	4.750%	166,583	$166,583
Brokerage —%
Nuveen Investments, Inc. Tranche B 2nd Lien Term Loan (c)(k)
02/28/19	6.500%	289,000	286,593
Chemicals —%
Axalta Coating Systems Dutch Holding BBV/U.S. Holdings, Inc. Tranche B Term Loan (c)(k)
02/01/20	4.750%	229,845	230,491
MacDermid, Inc. Tranche B 2nd Lien Term Loan (c)(k)
12/07/20	7.750%	236,000	238,360
Total			468,851
Construction Machinery 0.1%
CPM Acquisition Corp. (c)(k)
1st Lien Term Loan

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Construction Machinery (continued)
08/29/17	6.250%	$509,800	$509,800
2nd Lien Term Loan
03/01/18	10.250%	340,000	340,850
Total			850,650
Consumer Cyclical Services —%
New Breed, Inc. Term Loan (c)(k)
10/01/19	6.000%	710,630	709,521
Food and Beverage 0.3%
HJ Heinz Co. Tranche B1 Term Loan (c)(k)
06/07/19	3.250%	9,221,887	9,215,525
New HB Acquisition LLC Tranche B Term Loan (c)(k)
04/09/20	6.750%	243,000	248,873
Total			9,464,398
Gaming —%
ROC Finance LLC Tranche B Term Loan (c)(k)
06/20/19	5.000%	247,000	246,768
Health Care 0.1%
American Renal Holdings, Inc. 2nd Lien Term Loan (c)(k)
03/20/20	8.500%	698,000	687,530
ConvaTec, Inc. Term Loan (c)(k)
12/22/16	5.000%	94,051	94,353
U.S. Renal Care, Inc. (b)(c)(k)
2nd Lien Term Loan
07/03/20	8.500%	108,000	108,181
Tranche B1 1st Lien Term Loan
07/03/19	5.250%	86,000	86,860
U.S. Renal Care, Inc. (c)(k)
2nd Lien Term Loan
01/03/20	10.250%	376,000	377,880
Tranche B1 1st Lien Term Loan
07/03/19	5.250%	420,297	424,500
United Surgical Partners International, Inc. Tranche B Term Loan (c)(k)
04/03/19	4.750%	743,100	745,425
Total			2,524,729

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Lodging —%
Four Seasons Holdings, Inc. 2nd Lien Term Loan (c)(k)
12/28/20	6.250%	$85,000	$86,700
Hilton Worldwide Financial LLC Tranche B-2 Term Loan (b)(c)(k)
08/07/20	4.000%	295,000	294,463
Playa Resorts Holding Term Loan (c)(k)
08/09/19	4.750%	122,000	122,610
Total			503,773
Media Cable —%
TWCC Holding Corp. 2nd Lien Term Loan (c)(k)
06/26/20	7.000%	51,000	52,275
Media Non-Cable —%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan (c)(k)
09/16/19	7.500%	300,411	303,791
Property & Casualty 0.1%
Alliant Holdings I, Inc. Term Loan (c)(k)
12/20/19	5.000%	237,208	237,011
Asurion LLC Tranche B1 Term Loan (c)(k)
05/24/19	4.500%	689,787	682,779
Lonestar Intermediate Super Holdings LLC Term Loan (c)(k)
09/02/19	11.000%	1,066,000	1,111,305
Total			2,031,095
Retailers —%
Rite Aid Corp. Tranche 1 2nd Lien Term Loan (c)(k)
08/21/20	5.750%	362,000	370,445
Technology 0.1%
Ancestry.com, Inc. Tranche B1 Term Loan (c)(k)
12/28/18	5.250%	580,163	582,750
Blue Coat Systems, Inc. 2nd Lien Term Loan (c)(k)
06/28/20	9.500%	382,000	382,955

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
Freescale Semiconductor, Inc. Tranche B4 Term Loan (c)(k)
02/28/20	5.000%	$614,059	$615,920
ION Trading Technologies SARL 2nd Lien Term Loan (c)(k)
05/22/21	8.250%	122,333	122,180
Triple Point Group Holdings, Inc. (c)(k)
1st Lien Term Loan
07/10/20	5.250%	265,000	257,050
2nd Lien Term Loan
07/10/21	9.250%	254,000	240,030
Total			2,200,885
Wirelines —%
Integra Telecom Holdings, Inc. (c)(k)
2nd Lien Term Loan
02/21/20	9.750%	64,000	65,550
Tranche B Term Loan
02/22/19	5.250%	183,080	183,995
Total			249,545
Total Senior Loans (Cost: $20,313,399)			$20,429,902

Issuer		Shares	Value

Warrants —%

ENERGY —%
Energy Equipment & Services —%
Green Field Energy Services, Inc. (l)		608	$21,280
Total Warrants (Cost: $24,486)			$21,280

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Treasury Bills 5.6%

U.S. Treasury Bills
11/29/13	0.010%	170,651,574	$170,647,147
Total Treasury Bills (Cost: $170,651,574)			$170,647,147

	Shares	Value

Money Market Funds 1.3%

Columbia Short-Term Cash Fund, 0.089% (m)(n)	40,931,485	$40,931,485
Total Money Market Funds (Cost: $40,931,485)		$40,931,485

Total Investments (Cost: $3,229,811,064) (o)	$3,209,269,533(p)
Other Assets & Liabilities, Net	(160,088,330)
Net Assets	$3,049,181,203

Investments in Derivatives Futures Contracts Outstanding at September 30, 2013

At September 30, 2013, securities totaling $5,386,857 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Long Bond, 20-year	(972)	(129,640,500)	December 2013	—	(2,626,571)
U.S. Treasury Note, 2-year	626	137,886,284	December 2013	321,470	—
U.S. Treasury Note, 5-year	(408)	(49,387,127)	December 2013	—	(337,998)
U.S. Treasury Note, 10-year	(346)	(43,731,158)	December 2013	—	(1,172,551)
U.S. Treasury Ultra Bond, 30-year	(456)	(64,794,750)	December 2013	—	(1,470,821)
Total				321,470	(5,607,941)

Credit Default Swap Contracts Outstanding at September 30, 2013 Buy Protection

At September 30, 2013, securities totaling $10,699,000 were pledged as collateral to cover open credit default swap contracts.

At September 30, 2013, cash totaling $897,000 was received from broker as collateral to cover open credit default swap contracts.

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	H.J. Heinz Company	December 20, 2017	1.00	17,415,000	49,072	330,176	(5,321)	373,926	—
Goldman Sachs International	Bank of America Corp.	June 20, 2018	1.00	27,185,000	4,999	(290,897)	(8,307)	—	(294,204)
Morgan Stanley	Barclays Bank, PLC	June 20, 2018	1.00	14,335,000	100,567	(383,281)	(4,380)	—	(287,094)
Citibank	CDX Emerging Markets Index 19-V1	June 20, 2018	5.00	7,565,000	(593,570)	389,249	(11,558)	—	(215,879)
Goldman Sachs International	CDX Emerging Markets Index 19-V1	June 20, 2018	5.00	7,830,000	(614,363)	296,345	(11,963)	—	(329,981)
Goldman Sachs International	CDX North America High Yield 20	June 20, 2018	5.00	33,625,000	(2,009,580)	1,519,975	(51,372)	—	(540,976)
JPMorgan	CDX North America High Yield 20	June 20, 2018	5.00	15,515,000	(927,245)	814,646	(23,703)	—	(136,303)
Barclays	CDX North America High Yield Index 20-V1	June 20, 2018	5.00	62,605,000	(3,741,553)	1,673,514	(95,647)	—	(2,163,686)
Citibank	CDX North America Investment Grade 20	June 20, 2018	1.00	29,935,000	(367,598)	346,673	(9,147)	—	(30,072)
JPMorgan	CDX North America Investment Grade 20	June 20, 2018	1.00	51,700,000	(634,870)	407,979	(15,797)	—	(242,688)
Goldman Sachs International	Citigroup, Inc.	June 20, 2018	1.00	18,530,000	(56,283)	(50,019)	(5,662)	—	(111,964)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	Citigroup, Inc.	June 20, 2018	1.00	10,000,000	(30,374)	(35,961)	(3,056)	—	(69,390)
Barclays	D.R. Horton, Inc.	June 20, 2018	1.00	6,395,000	263,418	(190,051)	(1,954)	71,413	—
JPMorgan	D.R. Horton, Inc.	June 20, 2018	1.00	20,940,000	862,544	(704,103)	(6,398)	152,043	—
Barclays	Goldman Sachs Group, Inc.	June 20, 2018	1.00	3,595,000	32,543	(57,456)	(1,098)	—	(26,011)
Morgan Stanley	Goldman Sachs Group, Inc.	June 20, 2018	1.00	13,010,000	117,771	(201,778)	(3,975)	—	(87,982)
Barclays	Home Depot, Inc.	June 20, 2018	1.00	485,000	(15,684)	14,400	(148)	—	(1,432)
Goldman Sachs International	Home Depot, Inc.	June 20, 2018	1.00	15,245,000	(492,981)	437,282	(4,658)	—	(60,357)
JPMorgan	Home Depot, Inc.	June 20, 2018	1.00	16,155,000	(522,408)	486,986	(4,936)	—	(40,358)
Barclays	Limited Brands, Inc.	June 20, 2018	1.00	13,065,000	457,291	(645,834)	(3,992)	—	(192,534)
Barclays	Marriott International, Inc.	June 20, 2018	1.00	5,910,000	(101,784)	100,281	(1,806)	—	(3,309)
Citibank	Marriott International, Inc.	June 20, 2018	1.00	5,810,000	(100,062)	126,814	(1,775)	24,977	—
Goldman Sachs International	Textron, Inc.	June 20, 2018	1.00	12,910,000	50,608	(115,317)	(3,945)	—	(68,654)
Barclays	Toll Brothers, Inc.	June 20, 2018	1.00	9,010,000	262,361	(275,613)	(2,753)	—	(16,005)
Morgan Stanley	Toll Brothers, Inc.	June 20, 2018	1.00	28,140,000	819,406	(498,737)	(8,598)	312,071	—
JPMorgan	Barclays Bank, PLC	September 20, 2018	1.00	2,545,000	25,897	(57,562)	(778)	—	(32,443)
Citibank	H.J. Heinz Company	September 20, 2018	1.00	5,885,000	134,630	(185,837)	(1,798)	—	(53,005)
Goldman Sachs International	Home Depot, Inc.	September 20, 2018	1.00	6,655,000	(219,590)	194,850	(2,033)	—	(26,773)
Barclays	Morgan Stanley	September 20, 2018	1.00	6,240,000	95,361	(234,746)	(1,907)	—	(141,291)
Citibank	Morgan Stanley	September 20, 2018	1.00	9,355,000	142,966	(368,264)	(2,858)	—	(228,156)
Citibank	Nucor Corp.	September 20, 2018	1.00	6,040,000	(84,061)	42,901	(1,846)	—	(43,006)
Goldman Sachs International	Nucor Corp.	September 20, 2018	1.00	2,425,000	(33,750)	20,676	(741)	—	(13,815)
Barclays	Telecom Italia SPA	September 20, 2018	1.00	2,605,000	278,770	(254,176)	(796)	23,798	—
Total								958,228	(5,457,368)

Interest Rate Swap Contracts Outstanding at September 30, 2013

At September 30, 2013, cash totaling $2,231 was pledged as collateral to cover initial margin requirements on open centrally cleared interest rate swap contracts.

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	3-Month USD LIBOR-BBA	Receive	0.8160	September 25, 2016	USD	(261,000)	—	(478)
Total							—	(478)

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the value of these securities amounted to $534,270,992 or 17.52% of net assets.

(b)	Represents a security purchased on a when-issued or delayed delivery basis.
(c)	Variable rate security.
(d)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2013 was $662,372, representing 0.02% of net assets.  Information concerning such security holdings at September 30, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
9.300% 07/01/15	12-08-95	662,372

(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2013, the value of these securities amounted to $14,302,033, which represents 0.47% of net assets.

(f)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2013, the value of these securities amounted to $560,700, which represents 0.02% of net assets.

(g)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(h)	This security, or a portion of this security, was pledged as collateral for open futures contracts.
(i)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(j)	Zero coupon bond.
(k)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of September 30, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(l)	Non-income producing.
(m)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(n)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	58,092,902	1,290,305,375	(1,307,466,792)	40,931,485	36,852	40,931,485

(o)

At September 30, 2013, the cost of securities for federal income tax purposes was approximately $3,229,811,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$46,462,000
Unrealized Depreciation	(67,003,000)
Net Unrealized Depreciation	$(20,541,000)

(p)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Entertainment	—	1,790,885	662,372	2,453,257
All Other Industries	—	1,343,807,119	—	1,343,807,119
Residential Mortgage-Backed Securities - Agency	—	503,560,520	—	503,560,520
Residential Mortgage-Backed Securities - Non-Agency	—	101,085,447	23,332,570	124,418,017
Commercial Mortgage-Backed Securities - Non-Agency	—	199,076,787	10,333,012	209,409,799
Asset-Backed Securities - Agency	—	71,831,703	—	71,831,703
Asset-Backed Securities - Non-Agency	—	130,664,999	—	130,664,999
U.S. Treasury Obligations	249,979,668	191,764,429	—	441,744,097
U.S. Government & Agency Obligations	—	8,498,690	—	8,498,690
Foreign Government Obligations	—	31,813,628	—	31,813,628
Municipal Bonds	—	29,105,861	—	29,105,861
Preferred Debt	79,932,029	—	—	79,932,029
Total Bonds	329,911,697	2,613,000,068	34,327,954	2,977,239,719
Warrants
Energy	—	21,280	—	21,280
Total Equity Securities	—	21,280	—	21,280
Short-Term Securities
Treasury Bills	—	170,647,147	—	170,647,147
Total Short-Term Securities	—	170,647,147	—	170,647,147
Other
Senior Loans	—	20,429,902	—	20,429,902
Total Other	—	20,429,902	—	20,429,902
Mutual Funds
Money Market Funds	40,931,485	—	—	40,931,485
Total Mutual Funds	40,931,485	—	—	40,931,485
Investments in Securities	370,843,182	2,804,098,397	34,327,954	3,209,269,533
Derivatives
Assets
Futures Contracts	321,470	—	—	321,470
Swap Contracts	—	958,228	—	958,228
Liabilities
Futures Contracts	(5,607,941)	—	—	(5,607,941)
Swap Contracts	—	(5,457,846)	—	(5,457,846)
Total	365,556,711	2,799,598,779	34,327,954	3,199,483,444

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Residential Mortgage-Backed Securities - Non- Agency ($)	Commercial Mortgage-Backed Securities - Non- Agency ($)	Foreign Government Obligations ($)	Senior Loans ($)	Total ($)
Balance as of December 31, 2012	951,045	44,279,989	14,125,454	378,107	918,055	60,652,650
Accrued discounts/premiums	—	11,894	(842)	—	174	11,226
Realized gain (loss)	—	976	10,243	—	22,466	33,685
Change in unrealized appreciation (depreciation)(a)	—	(425,490)	(42,103)	—	(27,449)	(495,042)
Sales	(494,823)	(14,592,243)	(7,099,740)	—	(913,246)	(23,100,052)
Purchases	206,150	22,842,911	3,340,000	—	—	26,389,061
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	(28,785,467)	—	(378,107)	—	(29,163,574)
Balance as of September 30, 2013	662,372	23,332,570	10,333,012	—	—	34,327,954

(a) Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2013 was $(432,277), which is comprised of Residential Mortgage-Backed Securities - Non-Agency of $(390,174) and Commercial Mortgage-Backed Securities - Non-Agency of $(42,103).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds classified as Level 3 securities are value using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Certain residential and commercial backed mortgage securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in significantly a lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Portfolio of Investments

Columbia Variable Portfolio – Dividend Opportunity Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 92.2%
CONSUMER DISCRETIONARY 7.3%
Automobiles 1.5%
Daimler AG, Registered Shares	326,361	$25,440,245
Ford Motor Co.	1,482,401	25,008,105
Total		50,448,350
Hotels, Restaurants & Leisure 1.9%
Las Vegas Sands Corp.	234,512	15,576,287
McDonald’s Corp.	484,298	46,594,311
Total		62,170,598
Household Durables 0.8%
Leggett & Platt, Inc.	857,268	25,846,630
Media 3.1%
Gannett Co., Inc.	1,017,144	27,249,288
National CineMedia, Inc.	855,193	16,128,940
Reed Elsevier NV	614,733	12,362,356
Regal Entertainment Group, Class A	1,039,334	19,726,559
Time Warner, Inc.	361,621	23,798,278
Total		99,265,421
TOTAL CONSUMER DISCRETIONARY		237,730,999
CONSUMER STAPLES 10.3%
Beverages 1.0%
Coca-Cola Co. (The)	462,435	17,517,038
PepsiCo, Inc.	162,911	12,951,424
Total		30,468,462
Food & Staples Retailing 0.8%
SYSCO Corp.	542,577	17,270,226
Walgreen Co.	164,887	8,870,920
Total		26,141,146
Food Products 3.6%
B&G Foods, Inc.	737,499	25,480,591
Kellogg Co.	199,470	11,714,873
Kraft Foods Group, Inc.	578,292	30,325,633
Mead Johnson Nutrition Co.	105,467	7,831,979
Mondelez International, Inc., Class A	643,548	20,220,278
Unilever NV - NY Shares	561,793	21,190,832
Total		116,764,186
Household Products 1.5%
Procter & Gamble Co. (The)	435,558	32,923,829
Reckitt Benckiser Group PLC	216,255	15,824,314
Total		48,748,143
Tobacco 3.4%
Altria Group, Inc.	705,918	24,248,283

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco (continued)
Lorillard, Inc.	1,286,251	$57,598,320
Philip Morris International, Inc.	341,147	29,539,919
Total		111,386,522
TOTAL CONSUMER STAPLES		333,508,459
ENERGY 9.4%
Energy Equipment & Services 1.1%
Seadrill Ltd.	774,965	34,935,422

Oil, Gas & Consumable Fuels 8.3%
Chevron Corp.	950,642	115,503,003
ConocoPhillips	722,413	50,214,928
Enbridge, Inc.	600,067	25,046,796
Occidental Petroleum Corp.	560,969	52,473,040
Spectra Energy Corp.	666,748	22,822,784
Williams Companies, Inc. (The)	83,463	3,034,715
Total		269,095,266
TOTAL ENERGY		304,030,688
FINANCIALS 13.0%
Capital Markets 1.5%
BlackRock, Inc.	136,922	37,053,831
New Mountain Finance Corp.	883,853	12,736,322
Total		49,790,153
Commercial Banks 7.9%
Bank of Montreal	510,265	34,095,907
Fifth Third Bancorp	860,269	15,519,253
M&T Bank Corp.	348,659	39,021,915
National Australia Bank Ltd.	287,246	9,203,704
Toronto-Dominion Bank (The)	194,380	17,490,313
U.S. Bancorp	1,252,933	45,832,289
Wells Fargo & Co.	2,289,056	94,583,794
Total		255,747,175
Diversified Financial Services 3.0%
JPMorgan Chase & Co.	1,859,287	96,106,545
Insurance 0.3%
PartnerRe Ltd.	115,461	10,569,300
Real Estate Investment Trusts (REITs) 0.3%
Omega Healthcare Investors, Inc.	312,715	9,340,797

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
TOTAL FINANCIALS		421,553,970
HEALTH CARE 14.8%
Health Care Equipment & Supplies 0.5%
Medtronic, Inc.	311,202	$16,571,507
Health Care Providers & Services 0.8%
Cardinal Health, Inc.	157,161	8,195,946
UnitedHealth Group, Inc.	262,146	18,772,275
Total		26,968,221
Pharmaceuticals 13.5%
AbbVie, Inc.	721,814	32,286,740
Bristol-Myers Squibb Co.	391,442	18,115,936
Eli Lilly & Co.	685,539	34,503,178
GlaxoSmithKline PLC, ADR	809,607	40,617,983
Johnson & Johnson	850,296	73,712,160
Merck & Co., Inc.	1,160,123	55,233,456
Novartis AG, ADR	266,133	20,415,062
Pfizer, Inc.	2,994,202	85,963,539
Roche Holding AG, ADR	527,022	35,589,796
Sanofi, ADR	593,782	30,063,183
Warner Chilcott PLC, Class A	523,941	11,972,052
Total		438,473,085
TOTAL HEALTH CARE		482,012,813
INDUSTRIALS 10.3%
Aerospace & Defense 2.1%
Honeywell International, Inc.	373,858	31,045,169
Lockheed Martin Corp.	278,113	35,473,313
Total		66,518,482
Commercial Services & Supplies 1.5%
RR Donnelley & Sons Co.	1,456,923	23,019,383
Waste Management, Inc.	403,293	16,631,803
West Corp.	431,233	9,560,436
Total		49,211,622
Electrical Equipment 2.0%
Eaton Corp. PLC	939,635	64,684,473
Industrial Conglomerates 4.1%
General Electric Co.	4,921,657	117,578,386
Siemens AG, ADR	121,080	14,591,351
Total		132,169,737

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery 0.6%
Illinois Tool Works, Inc.	272,044	$20,748,796
TOTAL INDUSTRIALS		333,333,110
INFORMATION TECHNOLOGY 7.9%
Communications Equipment 1.6%
Cisco Systems, Inc.	2,298,131	53,822,228
Computers & Peripherals 1.3%
Apple, Inc.	86,782	41,373,318
IT Services 0.4%
Paychex, Inc.	317,516	12,903,850
Semiconductors & Semiconductor Equipment 3.7%
Analog Devices, Inc.	446,559	21,010,601
Intel Corp.	1,707,459	39,134,960
Maxim Integrated Products, Inc.	266,711	7,947,988
Microchip Technology, Inc.	977,958	39,401,928
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	734,980	12,465,261
Total		119,960,738
Software 0.9%
CA, Inc.	406,206	12,052,132
Microsoft Corp.	526,261	17,529,754
Total		29,581,886
TOTAL INFORMATION TECHNOLOGY		257,642,020
MATERIALS 4.5%
Chemicals 1.0%
Dow Chemical Co. (The)	215,010	8,256,384
LyondellBasell Industries NV, Class A	320,982	23,505,512
Total		31,761,896
Containers & Packaging 2.0%
MeadWestvaco Corp.	318,716	12,232,320
Packaging Corp. of America	937,622	53,528,840
Total		65,761,160
Metals & Mining 0.3%
Southern Copper Corp.	419,732	11,433,500

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Paper & Forest Products 1.2%
International Paper Co.	872,482	$39,087,193
TOTAL MATERIALS		148,043,749
TELECOMMUNICATION SERVICES 9.4%
Diversified Telecommunication Services 8.4%
AT&T, Inc.	1,984,246	67,107,200
BCE, Inc.	597,391	25,508,596
BT Group PLC	3,761,252	20,849,060
CenturyLink, Inc.	1,261,411	39,583,077
Deutsche Telekom AG, ADR	3,143,942	45,870,114
Telstra Corp., Ltd.	4,593,949	21,316,834
Verizon Communications, Inc.	330,232	15,408,625
Vivendi SA	1,574,192	36,214,636
Total		271,858,142
Wireless Telecommunication Services 1.0%
Vodafone Group PLC, ADR	924,351	32,518,668
TOTAL TELECOMMUNICATION SERVICES		304,376,810
UTILITIES 5.3%
Electric Utilities 1.8%
American Electric Power Co., Inc.	290,281	12,583,681
Duke Energy Corp.	419,883	28,039,787
PPL Corp.	547,253	16,625,546
Total		57,249,014
Multi-Utilities 3.5%
Ameren Corp.	445,843	15,533,170
Dominion Resources, Inc.	313,129	19,564,300
National Grid PLC	1,062,806	12,568,820
PG&E Corp.	400,236	16,377,657
Public Service Enterprise Group, Inc.	331,866	10,928,347
SCANA Corp.	122,374	5,634,099
Sempra Energy	248,113	21,238,473
TECO Energy, Inc.	832,123	13,763,315
Total		115,608,181
TOTAL UTILITIES		172,857,195
Total Common Stocks (Cost: $2,540,375,428)		$2,995,089,813

Issuer		Shares	Value

Convertible Preferred Stocks 0.2%
MATERIALS 0.2%
Metals & Mining 0.2%
ArcelorMittal 6.00%		306,689	$6,590,747
TOTAL MATERIALS			6,590,747
Total Convertible Preferred Stocks (Cost: $7,667,225)			$6,590,747

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 0.2%
Building Materials 0.2%
Cemex SAB de CV Subordinated Notes
03/15/18	3.750%	5,139,000	$6,680,700
Total Convertible Bonds (Cost: $5,139,000)			$6,680,700

Issuer	Coupon Rate	Shares	Value

Equity-Linked Notes 5.2%
Deutsche Bank AG (a)
Senior Unsecured
(linked to common stock of Citigroup)
11/01/13	4.980%	992,331	48,107,214
(linked to common stock of Phillips 66)
11/01/13	6.500%	291,231	16,829,075
Goldman Sachs Group, Inc. (The) (a)
(linked to common stock of Boston Scientific)
12/12/13	1.000%	2,705,300	31,546,070
(linked to common stock of Williams Companies)
12/17/13	1.000%	889,700	32,480,634
Senior Unsecured
(linked to common stock of Bank of America Corporation)
11/20/13	2.000%	2,885,100	39,876,352
Total Equity-Linked Notes (Cost: $173,777,041)			$168,839,345

		Shares	Value

Money Market Funds 2.2%
Columbia Short-Term Cash Fund, 0.089% (b)(c)		70,074,521	$70,074,521
Total Money Market Funds (Cost: $70,074,521)			$70,074,521

Total Investments (Cost: $2,797,033,215)	$3,247,275,126(d)
Other Assets & Liabilities, Net	709,307
Net Assets	$3,247,984,433

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the value of these securities amounted to $168,839,345 or 5.20% of net assets.

(b)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	35,930,083	871,040,695	(836,896,257)	70,074,521	55,837	70,074,521

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	199,928,398	37,802,601	—	237,730,999
Consumer Staples	317,684,145	15,824,314	—	333,508,459
Energy	304,030,688	—	—	304,030,688
Financials	412,350,266	9,203,704	—	421,553,970
Health Care	482,012,813	—	—	482,012,813
Industrials	333,333,110	—	—	333,333,110
Information Technology	257,642,020	—	—	257,642,020
Materials	148,043,749	—	—	148,043,749
Telecommunication Services	225,996,280	78,380,530	—	304,376,810
Utilities	160,288,375	12,568,820	—	172,857,195
Convertible Preferred Stocks
Materials	6,590,747	—	—	6,590,747
Total Equity Securities	2,847,900,591	153,779,969	—	3,001,680,560
Bonds
Convertible Bonds	—	6,680,700	—	6,680,700
Total Bonds	—	6,680,700	—	6,680,700
Other
Equity-Linked Notes	—	168,839,345	—	168,839,345
Total Other	—	168,839,345	—	168,839,345
Mutual Funds
Money Market Funds	70,074,521	—	—	70,074,521
Total Mutual Funds	70,074,521	—	—	70,074,521
Total	2,917,975,112	329,300,014	—	3,247,275,126

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Emerging Markets Bond Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes(a) 8.8%
BRAZIL 1.9%
Companhia de Eletricidade do Estad
04/27/16	11.750%	BRL	$11,300,000	$4,754,433
Samarco Mineracao SA Senior Unsecured (b)
11/01/22	4.125%	1,000,000		875,850
Vale SA Senior Unsecured
09/11/42	5.625%	1,000,000		872,254
Total				6,502,537
COLOMBIA 0.7%
BanColombia SA Senior Unsecured
06/03/21	5.950%	1,610,000		1,634,150
Grupo Aval Ltd. (b)
09/26/22	4.750%	1,000,000		897,500
Total				2,531,650
GUATEMALA 0.3%
Industrial Senior Trust (b)
11/01/22	5.500%	1,000,000		912,500
KAZAKHSTAN 0.3%
Zhaikmunai LLP
11/13/19	7.125%	1,139,000		1,193,103
LUXEMBOURG 0.2%
Cosan Luxembourg SA (b)
03/14/18	9.500%	BRL	2,000,000	808,481
MEXICO 0.7%
America Movil SAB de CV Senior Unsecured
12/05/22	6.450%	MXN	20,000,000	1,443,841
Grupo Televisa SAB Senior Unsecured
05/14/43	7.250%	MXN	14,630,000	943,141
Total				2,386,982
PERU 0.4%
Corp. Azucarera del Peru SA (b)
08/02/22	6.375%	1,300,000		1,235,542
RUSSIAN FEDERATION 2.7%
EDC Finance Ltd. (b)
04/17/20	4.875%	600,000		564,427
Novatek Finance Ltd. (b)

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes (a) (continued)
RUSSIAN FEDERATION (CONTINUED)
Senior Unsecured
02/21/17	7.750%	RUB	$58,300,000	$1,790,087
02/03/21	6.604%	2,650,000		2,862,946
Sibur Securities Ltd. (b)
01/31/18	3.914%	1,500,000		1,434,834
VimpelCom Holdings BV (b)
02/13/18	9.000%	RUB	47,600,000	1,473,349
03/01/22	7.504%	1,260,000		1,327,725
Total				9,453,368
TURKEY 0.6%
Turkiye Sise ve Cam Fabrikalari AS (b)
05/09/20	4.250%	2,400,000		2,065,546
UKRAINE 1.0%
MHP SA (b)
04/02/20	8.250%	4,500,000		3,557,769
Total Corporate Bonds & Notes (Cost: $34,588,347)				$30,647,478

Inflation-Indexed Bonds(a) 3.5%
URUGUAY 3.5%
Uruguay Government International Bond
06/26/37	3.700%	UYU	13,191,619	598,544
Senior Unsecured
12/15/28	4.375%	UYU	233,886,943	11,401,287
Total				11,999,831
Total Inflation-Indexed Bonds (Cost: $12,462,767)				$11,999,831

Foreign Government Obligations(a) 81.5%
ARGENTINA 2.8%
Argentina Boden Bonds
10/03/15	7.000%	3,380,000		3,109,600
Argentina Bonar Bonds
04/17/17	7.000%	4,500,000		3,829,500
City of Buenos Aires Senior Unsecured (b)
03/01/17	9.950%	2,288,000		2,139,280
Provincia de Buenos Aires Senior Unsecured (b)
01/26/21	10.875%	900,000		729,000
Total				9,807,380

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a) (continued)
BOLIVIA 0.2%
Bolivian Government International Bond Senior Unsecured (b)
08/22/23	5.950%		$717,000	$684,589
BRAZIL 4.5%
Brazilian Government International Bond Senior Unsecured
01/05/24	8.500%	BRL	2,858,000	1,165,096
Centrais Eletricas Brasileiras SA Senior Unsecured (b)
10/27/21	5.750%	4,400,000		4,252,600
Morgan Stanley Senior Unsecured
10/22/20	11.500%	BRL	2,000,000	878,878
Petrobras International Finance Co.
03/15/19	7.875%	2,100,000		2,417,268
01/27/21	5.375%	4,420,000		4,433,275
01/20/40	6.875%	2,390,000		2,347,798
Total				15,494,915
COLOMBIA 4.3%
Colombia Government International Bond
Senior Unsecured
06/28/27	9.850%	COP	1,596,000,000	1,093,001
01/18/41	6.125%	4,410,000		4,803,952
Emgesa SA ESP Senior Unsecured
01/25/21	8.750%	COP	1,000,000,000	542,876
Empresa de Energia de Bogota SA Senior Unsecured (b)
11/10/21	6.125%	2,620,000		2,681,434
Empresas Publicas de Medellin ESP Senior Unsecured (b)
02/01/21	8.375%	COP	8,500,000,000	4,644,414
Transportadora de Gas Internacional SA ESP Senior Unsecured (b)
03/20/22	5.700%	1,267,000		1,278,500
Total				15,044,177
DOMINICAN REPUBLIC 2.7%
Banco de Reservas de La Republica Dominicana Subordinated Notes (b)
02/01/23	7.000%	1,050,000		997,500
Dominican Republic International Bond (b)
Senior Unsecured
05/06/21	7.500%	4,100,000		4,374,803
04/18/24	5.875%	500,000		461,760
04/20/27	8.625%	3,150,000		3,425,625
Total				9,259,688

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a) (continued)
EL SALVADOR 0.5%
El Salvador Government International Bond Senior Unsecured (b)
04/10/32	8.250%		$1,760,000	$1,896,400
GEORGIA 0.5%
Georgian Railway JSC Senior Unsecured (b)
07/11/22	7.750%	1,675,000		1,811,066
GUATEMALA 1.1%
Guatemala Government Bond Senior Unsecured (b)
06/06/22	5.750%	3,550,000		3,652,062
HUNGARY 1.3%
Hungary Government International Bond Senior Unsecured
03/29/21	6.375%	2,830,000		3,016,113
Magyar Export-Import Bank Zrt (b)
02/12/18	5.500%	1,500,000		1,509,631
Total				4,525,744
INDONESIA 8.7%
Indonesia Government International Bond (b)
Senior Unsecured
05/05/21	4.875%	1,550,000		1,540,390
04/25/22	3.750%	333,000		299,700
01/17/38	7.750%	4,160,000		4,721,600
Indonesia Treasury Bond
Senior Unsecured
06/15/15	9.500%	IDR	6,000,000,000	536,136
07/15/17	10.000%	IDR	16,597,000,000	1,536,262
09/15/19	11.500%	IDR	24,050,000,000	2,388,747
11/15/20	11.000%	IDR	11,717,000,000	1,154,359
09/15/24	10.000%	IDR	19,530,000,000	1,828,273
PT Pertamina Persero (b)
Senior Unsecured
05/03/22	4.875%	6,300,000		5,701,500
05/20/23	4.300%	1,000,000		855,000
05/03/42	6.000%	2,460,000		1,992,600
PT Perusahaan Listrik Negara Senior Unsecured (b)
11/22/21	5.500%	8,050,000		7,735,851
Total				30,290,418
KAZAKHSTAN 2.6%
KazMunayGas National Co. JSC (b)
07/02/18	9.125%	2,520,000		3,071,250
05/05/20	7.000%	3,840,000		4,342,443
Senior Unsecured
04/30/23	4.400%	750,000		700,023

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a) (continued)
KAZAKHSTAN (CONTINUED)
04/30/43	5.750%	$1,000,000		$877,983
Total				8,991,699
LITHUANIA 0.8%
Lithuania Government International Bond Senior Unsecured (b)
03/09/21	6.125%	2,500,000		2,857,970
MEXICO 7.5%
Comision Federal de Electricidad Senior Unsecured (b)
02/14/42	5.750%	2,080,000		1,924,000
Mexican Bonos
12/15/16	7.250%	MXN	16,000,000	1,326,905
06/11/20	8.000%	MXN	49,310,000	4,287,471
06/10/21	6.500%	MXN	26,260,000	2,098,346
06/09/22	6.500%	MXN	92,770,000	7,365,682
06/03/27	7.500%	MXN	25,290,000	2,114,220
Petroleos Mexicanos
06/02/41	6.500%	6,640,000		6,881,550
Total				25,998,174
MOROCCO 0.5%
Morocco Government International Bond Senior Unsecured (b)
12/11/22	4.250%	1,818,000		1,656,265
PANAMA 0.1%
Ena Norte Trust Pass-Through Certificates (b)
04/25/23	4.950%	482,004		482,255
PERU 2.3%
Corporacion Financiera de Desarrollo SA Senior Unsecured (b)
02/08/22	4.750%	1,603,000		1,552,573
Peru Enhanced Pass-Through Finance Ltd. Pass-Through Certificates (b)(c)
05/31/18	0.000%	3,039,268		2,802,584
Peruvian Government International Bond
Senior Unsecured
11/18/50	5.625%	2,520,000		2,601,900
Peruvian Government International Bond (b)
Senior Unsecured
08/12/26	8.200%	PEN	2,618,000	1,142,510
Total				8,099,567
PHILIPPINES 1.4%
Philippine Government International Bond
Senior Unsecured

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a) (continued)
PHILIPPINES (CONTINUED)
01/15/21	4.950%	PHP	$50,000,000	$1,240,239
03/30/26	5.500%	1,130,000		1,258,537
Power Sector Assets & Liabilities Management Corp. Government Guaranteed (b)
12/02/24	7.390%	2,080,000		2,507,830
Total				5,006,606
POLAND 0.9%
Poland Government International Bond Senior Unsecured
04/21/21	5.125%	3,033,000		3,298,387
QATAR 0.3%
Qatar Government International Bond Senior Unsecured (b)
01/20/40	6.400%	760,000		885,400
REPUBLIC OF NAMIBIA 1.2%
Namibia International Bonds Senior Unsecured (b)
11/03/21	5.500%	4,130,000		4,171,300
REPUBLIC OF THE CONGO 0.4%
Republic of Congo Senior Unsecured (d)
06/30/29	3.500%	1,768,900		1,485,876
ROMANIA 1.2%
Romanian Government International Bond Senior Unsecured (b)
02/07/22	6.750%	3,816,000		4,345,413
RUSSIAN FEDERATION 13.0%
Gazprom Neft OAO Via GPN Capital SA Senior Unsecured (b)
09/19/22	4.375%	2,000,000		1,867,000
Gazprom OAO Via Gaz Capital SA (b)
Senior Unsecured
03/07/22	6.510%	7,300,000		7,811,000
08/16/37	7.288%	2,020,000		2,176,550
Russian Agricultural Bank OJSC Via RSHB Capital SA (b)
Senior Unsecured
12/27/17	5.298%	4,850,000		4,985,266
07/25/18	5.100%	1,000,000		1,016,922
Russian Foreign Bond - Eurobond (b)
Senior Unsecured
03/10/18	7.850%	RUB	40,000,000	1,278,953
04/04/42	5.625%	4,200,000		4,315,500
Russian Foreign Bond - Eurobond (b)(d)
Senior Unsecured

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a) (continued)
RUSSIAN FEDERATION (CONTINUED)
03/31/30	7.500%	$3,516,400		$4,144,007
Russian Railways via RZD Capital PLC Senior Unsecured
04/02/19	8.300%	RUB	212,700,000	6,600,616
Sberbank of Russia Via SB Capital SA
Senior Unsecured
06/16/21	5.717%	1,100,000		1,135,750
Sberbank of Russia Via SB Capital SA (b)
Senior Unsecured
02/07/22	6.125%	4,300,000		4,519,170
VTB Bank OJSC Via VTB Capital SA Senior Unsecured (b)
04/12/17	6.000%	1,500,000		1,578,750
Vnesheconombank Via VEB Finance PLC Senior Unsecured (b)
11/22/25	6.800%	3,650,000		3,887,250
Total				45,316,734
SLOVENIA 0.6%
Slovenia Government Bond (b)
05/10/23	5.850%	2,147,000		2,040,812
SOUTH AFRICA 0.5%
Transnet SOC Ltd. Senior Unsecured (b)
07/26/22	4.000%	1,800,000		1,596,344
SOUTH KOREA 1.3%
Export-Import Bank of Korea
Senior Unsecured
09/15/21	4.375%	3,270,000		3,428,297
Export-Import Bank of Korea (b)
02/15/15	5.000%	IDR	12,500,000,000	978,930
Total				4,407,227
SUPRA-NATIONAL 0.1%
Eurasian Development Bank Senior Unsecured
10/05/17	8.000%	RUB	12,600,000	384,204
TRINIDAD AND TOBAGO 1.5%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured (b)
08/14/19	9.750%	4,200,000		5,349,822
TURKEY 6.4%
Export Credit Bank of Turkey Senior Unsecured (b)
04/24/19	5.875%	4,410,000		4,611,022

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a) (continued)
TURKEY (CONTINUED)
Turkey Government International Bond
03/25/22	5.125%	$750,000	$745,312
Senior Unsecured
03/30/21	5.625%	10,350,000	10,753,650
03/17/36	6.875%	5,860,000	6,227,715
Total			22,337,699
UKRAINE 0.2%
Ukraine Government International Bond Senior Unsecured (b)
02/23/21	7.950%	900,000	767,909
UNITED ARAB EMIRATES 1.4%
Abu Dhabi National Energy Co. Senior Unsecured (b)
12/13/21	5.875%	4,420,000	4,910,112
URUGUAY 0.7%
Uruguay Government International Bond
Senior Unsecured
03/21/36	7.625%	510,000	642,600
11/20/45	4.125%	2,200,000	1,743,500
Total			2,386,100
VENEZUELA 9.8%
Petroleos de Venezuela SA
04/12/17	5.250%	3,650,000	2,916,350
11/02/17	8.500%	7,523,000	6,815,838
11/17/21	9.000%	7,675,051	6,255,166
Senior Unsecured
10/28/15	5.000%	7,818,182	6,860,455
Venezuela Government International Bond Senior Unsecured
05/07/23	9.000%	13,900,000	11,279,850
Total			34,127,659
ZAMBIA 0.2%
Zambia Government International Bond (b)
09/20/22	5.375%	600,000	525,412
Total Foreign Government Obligations (Cost: $294,934,809)			$283,895,385

Issuer	Shares	Value

Money Market Funds 4.5%
Columbia Short-Term Cash Fund, 0.089% (e)(f)	15,756,047	$15,756,047
Total Money Market Funds (Cost: $15,756,047)		$15,756,047
Total Investments (Cost: $357,741,970) (g)		$342,298,741(h)
Other Assets & Liabilities, Net		6,030,285
Net Assets		$348,329,026

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at September 30, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
J.P. Morgan Securities, Inc.	October 4, 2013	1,418,000 (SGD)	1,111,152 (USD)	—	(19,138)
Citigroup Global Markets Inc.	October 24, 2013	12,453,082,000 (COP)	6,489,529 (USD)	—	(29,684)
Total				—	(48,822)

Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the value of these securities amounted to $168,872,391 or 48.48% of net assets.

(c)	Zero coupon bond.
(d)	Variable rate security.
(e)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	7,017,473	85,438,008	(76,699,434)	15,756,047	12,015	15,756,047

(g)

At September 30, 2013, the cost of securities for federal income tax purposes was approximately $357,742,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$4,411,000
Unrealized Depreciation	(19,854,000)
Net Unrealized Depreciation	$(15,443,000)

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend
BRL	Brazilian Real
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peru Nuevos Soles
PHP	Philippine Peso
RUB	Russian Rouble
SGD	Singapore Dollar
USD	US Dollar
UYU	Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)

Bonds
Corporate Bonds & Notes	—	30,647,478	—	30,647,478
Inflation-Indexed Bonds	—	11,999,831	—	11,999,831
Foreign Government Obligations	—	283,895,385	—	283,895,385
Total Bonds	—	326,542,694	—	326,542,694
Mutual Funds
Money Market Funds	15,756,047	—	—	15,756,047
Total Mutual Funds	15,756,047	—	—	15,756,047
Investments in Securities	15,756,047	326,542,694	—	342,298,741
Derivatives
Liabilities
Forward Foreign Currency Exchange Contracts	—	(48,822)	—	(48,822)
Total	15,756,047	326,493,872	—	342,249,919

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Foreign Government Obligations ($)
Balance as of December 31, 2012	3,008,876
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Sales	—
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	(3,008,876)
Balance as of September 30, 2013	—

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end, September 30, 2013.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – Emerging Markets Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.1%
BRAZIL 7.8%
Arezzo Industria e Comercio SA	310,000	$5,484,411
Banco Bradesco SA, ADR	568,767	7,894,486
Cielo SA	185,320	5,017,847
Companhia de Bebidas das Americas, ADR	342,276	13,126,285
Cosan Ltd., Class A	326,809	5,023,054
Hypermarcas SA	523,700	4,206,046
Linx SA	257,800	4,332,920
Mills Estruturas e Servicos de Engenharia SA	625,700	8,590,918
Petroleo Brasileiro SA, ADR	253,794	3,931,269
Qualicorp SA (a)	265,300	2,413,233
Raia Drogasil SA	270,700	2,199,750
Ultrapar Participacoes SA	344,100	8,447,629
Vale SA	159,700	2,475,159
Total		73,143,007
CANADA 0.4%
Pacific Rubiales Energy Corp.	205,107	4,050,169
CHILE 1.0%
Inversiones La Construccion SA	131,810	1,985,859
SACI Falabella	754,553	7,201,253
Total		9,187,112
CHINA 18.1%
Anhui Conch Cement Co., Ltd., Class H	1,931,000	6,210,977
Anton Oilfield Services Group Ltd.	7,928,000	5,264,680
Baidu, Inc., ADR (a)	21,357	3,314,179
China Communications Construction Co., Ltd., Class H	7,014,000	5,545,659
China Merchants Holdings International Co., Ltd.	1,204,000	4,385,388
China Overseas Land & Investment Ltd.	3,806,000	11,256,415
China Petroleum & Chemical Corp., Class H	12,304,200	9,644,902
China Resources Power Holdings Co., Ltd.	1,932,000	4,597,552
China Vanke Co., Ltd., Class B	3,726,532	6,791,580
CIMC Enric Holdings Ltd.	2,984,000	4,005,620
CNOOC Ltd.	5,522,000	11,186,904
CSPC Pharmaceutical Group Ltd.	2,084,000	1,113,008
ENN Energy Holdings Ltd.	1,812,000	10,081,247
GCL-Poly Energy Holdings Ltd. (a)	23,166,000	6,706,419
Guangdong Investment Ltd.	4,586,000	3,944,420
Haier Electronics Group Co., Ltd.	1,598,000	3,099,210
Haitong Securities Co., Ltd., Class H	2,086,400	3,118,482

Issuer	Shares	Value

Common Stocks (continued)
CHINA (CONTINUED)
Huaneng Power International, Inc., Class H	6,700,000	$6,708,097
Industrial & Commercial Bank of China Ltd., Class H	16,653,000	11,639,788
Lenovo Group Ltd.	4,672,000	4,896,750
PetroChina Co., Ltd., Class H	5,404,000	5,954,551
SINA Corp. (a)	40,634	3,298,262
Tencent Holdings Ltd.	256,100	13,467,938
Termbray Petro-King Oilfield Services Ltd. (a)	3,686,000	1,772,084
Vipshop Holdings Ltd., ADS (a)	109,486	6,218,805
Want Want China Holdings Ltd.	1,134,000	1,724,448
WuXi PharmaTech (Cayman), Inc. ADR (a)	175,097	4,797,658
Youku Tudou, Inc., ADR (a)	166,194	4,553,716
Zhuzhou CSR Times Electric Co., Ltd., Class H	1,346,000	4,386,109
Total		169,684,848
HONG KONG 2.2%
Sa Sa International Holdings Ltd.	5,598,000	6,320,797
Sands China Ltd.	2,395,200	14,827,520
Total		21,148,317
INDIA 5.3%
Apollo Hospitals Enterprise Ltd.	355,997	5,286,361
Eicher Motors Ltd.	44,640	2,538,680
HCL Technologies Ltd.	370,006	6,426,147
HDFC Bank Ltd., ADR	246,821	7,597,150
ICICI Bank Ltd.	459,370	6,541,408
Just Dial Ltd. (a)	214,157	2,886,722
Lupin Ltd.	472,936	6,469,323
Motherson Sumi Systems Ltd.	1,408,598	5,178,115
Tata Motors Ltd.	990,515	5,291,493
TTK Prestige Ltd.	35,453	1,886,087
Total		50,101,486
INDONESIA 2.8%
PT Ace Hardware Indonesia Tbk	32,733,000	1,980,758
PT AKR Corporindo Tbk	1,918,000	662,634
PT Bank Negara Indonesia Persero Tbk	12,820,000	4,507,282
PT Bank Tabungan Pensiunan Nasional Tbk (a)	11,325,000	3,889,531
PT Jasa Marga Persero Tbk	7,248,500	3,256,518
PT Nippon Indosari Corpindo Tbk	8,957,500	4,950,609
PT Sumber Alfaria Trijaya Tbk	104,950,000	5,165,933

Issuer	Shares	Value

Common Stocks (continued)
INDONESIA (CONTINUED)
PT Tower Bersama Infrastructure Tbk (a)	4,169,000	$2,105,943
Total		26,519,208
ITALY 0.2%
Prada SpA	161,300	1,566,758
MALAYSIA 1.6%
CIMB Group Holdings Bhd	3,792,000	8,737,904
Tenaga Nasional Bhd	2,358,600	6,536,923
Total		15,274,827
MEXICO 5.8%
Alfa SAB de CV, Class A	3,608,600	9,731,738
Cemex SAB de CV, ADR (a)	712,311	7,963,637
Fomento Economico Mexicano SAB de CV, ADR	53,103	5,155,770
Grupo Financiero Banorte SAB de CV, Class O	2,467,800	15,376,735
Grupo Financiero Santander Mexico SAB de CV, ADR, Class B	694,232	9,594,286
Grupo Mexico SAB de CV, Class B	2,188,100	6,551,177
Total		54,373,343
PANAMA 1.0%
Copa Holdings SA, Class A	69,430	9,627,858
PERU 1.9%
Credicorp Ltd.	95,759	12,301,201
Southern Copper Corp.	196,354	5,348,683
Total		17,649,884
PHILIPPINES 4.9%
Bloomberry Resorts Corp. (a)	9,967,600	2,296,779
GT Capital Holdings, Inc.	525,390	9,156,805
LT Group, Inc.	11,307,000	4,673,800
Metropolitan Bank & Trust	7,527,377	14,361,480
Philippine Long Distance Telephone Co.	104,110	7,099,706
Security Bank Corp.	2,176,430	6,560,015
Semirara Mining Corp.	395,600	2,181,143
Total		46,329,728
POLAND 0.7%
Eurocash SA	414,909	6,393,333

Issuer	Shares	Value

Common Stocks (continued)
RUSSIAN FEDERATION 6.0%
Gazprom OAO, ADR	654,051	$5,762,189
Magnit OJSC	18,957	4,805,143
Magnit OJSC, GDR (b)	120,774	7,457,794
Mail.ru Group Ltd., GDR (b)	231,009	8,824,544
Mobile Telesystems OJSC, ADR	411,221	9,153,779
NovaTek OAO	606,570	7,226,273
QIWI PLC, ADR	101,429	3,170,671
Sberbank of Russia	3,181,306	9,591,638
Total		55,992,031
SINGAPORE 0.4%
Hutchison Port Holdings Trust	4,233,000	3,303,852
SOUTH AFRICA 2.8%
AVI Ltd.	1,252,438	7,465,792
Clicks Group Ltd.	832,524	4,539,796
Discovery Ltd.	542,015	4,377,040
FirstRand Ltd.	1,711,356	5,710,060
Life Healthcare Group Holdings Ltd.	1,195,700	4,256,300
Total		26,348,988
SOUTH KOREA 17.9%
Cheil Industries, Inc.	51,730	4,412,237
Duksan Hi-Metal Co., Ltd. (a)	254,952	5,162,242
Hotel Shilla Co., Ltd.	127,743	7,666,255
Hyundai Motor Co.	62,441	14,568,300
InkTec Co., Ltd. (a)	108,456	3,475,090
Kia Motors Corp.	128,222	7,783,905
LG Chem Ltd.	23,240	6,645,665
LG Uplus Corp. (a)	738,470	7,938,087
NAVER Corp.	17,438	9,032,881
OCI Co., Ltd.	28,202	4,527,361
Samsung Electro-Mechanics Co., Ltd.	47,887	3,843,681
Samsung Electronics Co., Ltd.	39,606	50,378,585
Samsung SDI Co., Ltd.	48,801	8,504,354
Seoul Semiconductor Co., Ltd.	110,251	4,161,168
SK Hynix, Inc. (a)	430,180	12,114,510
SK Telecom Co., Ltd.	56,702	11,594,963
Suprema, Inc. (a)	226,860	5,028,833
WeMade Entertainment Co., Ltd. (a)	29,625	1,270,859
Total		168,108,976
TAIWAN 8.3%
Airtac International Group	939,460	6,604,429
CTBC Financial Holding Co., Ltd.	14,245,770	9,301,930
Delta Electronics, Inc.	917,000	4,452,961

Issuer	Shares	Value

Common Stocks (continued)
TAIWAN (CONTINUED)
Far EasTone Telecommunications Co., Ltd.	3,536,000	$8,809,865
Giant Manufacturing Co., Ltd.	472,000	3,218,545
Giga Solar Materials Corp.	421,000	3,405,378
Hermes Microvision, Inc.	111,000	3,237,526
MediaTek, Inc.	961,000	11,870,551
Merry Electronics Co., Ltd.	848,000	2,355,862
Standard Foods Corp.	611,000	1,832,587
Taiwan Semiconductor Manufacturing Co., Ltd.	916,838	3,121,961
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	493,640	8,372,134
Tong Hsing Electronic Industries Ltd.	978,000	4,845,117
TPK Holding Co., Ltd.	695,000	6,310,352
Total		77,739,198
THAILAND 5.2%
Advanced Information Service PCL, Foreign Registered Shares	915,100	7,477,495
Bangkok Bank PCL, NVDR	1,826,832	11,454,306
BEC World PCL, Foreign Registered Shares	2,287,000	4,157,887
Kasikornbank PCL, Foreign Registered Shares	2,423,000	13,681,805
PTT Global Chemical PCL, Foreign Registered Shares	3,619,700	8,639,258
Robinson Department Store PCL, Foreign Registered Shares	2,425,300	3,691,104
Total		49,101,855
TURKEY 1.8%
Anadolu Hayat Emeklilik AS	973,354	2,192,401
Arcelik AS	1,193,814	6,944,043
Tofas Turk Otomobil Fabrikasi AS	93,984	572,265
Turk Traktor ve Ziraat Makineleri AS	63,990	1,868,969

Issuer	Shares	Value

Common Stocks (continued)
TURKEY (CONTINUED)
Turkiye Halk Bankasi AS	713,065	$5,224,307
Total		16,801,985
UNITED KINGDOM 0.5%
Lonmin PLC (a)	647,932	3,349,258
Randgold Resources Ltd.	21,365	1,539,504
Total		4,888,762
UNITED STATES 0.5%
Cognizant Technology Solutions Corp., Class A (a)	60,491	4,967,521
Total Common Stocks (Cost: $838,805,487)		$912,303,046

Preferred Stocks 1.5%
BRAZIL 0.5%
Alpargatas SA	672,500	$4,302,689
SOUTH KOREA 1.0%
Samsung Electronics Co., Ltd.	11,910	$9,707,943
Total Preferred Stocks (Cost: $13,098,408)		$14,010,632

	Shares	Value

Money Market Funds 1.8%
Columbia Short-Term Cash Fund, 0.089% (c)(d)	17,210,388	$17,210,388
Total Money Market Funds (Cost: $17,210,388)		$17,210,388
Total Investments (Cost: $869,114,283) (e)		$943,524,066(f	)
Other Assets & Liabilities, Net		(3,872,026)
Net Assets		$939,652,040

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the value of these securities amounted to $16,282,338 or 1.73% of net assets.

(c)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,983,066	255,173,552	(241,946,230)	17,210,388	8,588	17,210,388

(e)

At September 30, 2013, the cost of securities for federal income tax purposes was approximately $869,114,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$108,465,000
Unrealized Depreciation	(34,055,000)
Net Unrealized Appreciation	$74,410,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
ADS	American Depositary Share
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated June 30, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	18,904,469	93,405,682	—	112,310,151
Consumer Staples	24,687,851	49,009,236	—	73,697,087
Energy	21,452,122	48,992,726	—	70,444,848
Financials	54,749,717	148,094,176	—	202,843,893
Health Care	7,210,891	17,124,991	—	24,335,882
Industrials	27,950,514	36,557,858	—	64,508,372
Information Technology	37,027,249	179,949,479	—	216,976,728
Materials	22,338,657	38,799,350	—	61,138,007
Telecommunication Services	9,153,779	45,026,059	—	54,179,838
Utilities	—	31,868,240	—	31,868,240
Preferred Stocks
Consumer Discretionary	4,302,689	—	—	4,302,689
Information Technology	—	9,707,943	—	9,707,943
Total Equity Securities	227,777,938	698,535,740	—	926,313,678
Mutual Funds
Money Market Funds	17,210,388	—	—	17,210,388
Total Mutual Funds	17,210,388	—	—	17,210,388
Total	244,988,326	698,535,740	—	943,524,066

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Common Stock ($)
Balance as of December 31, 2012	7,366,741
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Sales	—
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	(7,366,741)
Balance as of September 30, 2013	—

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end, September 30, 2013.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – Global Bond Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(a) 27.7%
AUSTRALIA 0.8%
FMG Resources August 2006 Proprietary Ltd. (b)
11/01/15	7.000%		$350,000	$361,375
Woodside Finance Ltd. (b)
11/10/14	4.500%		3,535,000	3,667,995
05/10/21	4.600%		3,140,000	3,322,010
Total				7,351,380
BELGIUM —%
Calcipar SA Senior Secured (b)
05/01/18	6.875%		244,000	254,370
CANADA 1.1%
Bombardier, Inc. Senior Notes (b)
01/15/23	6.125%		40,000	40,100
Brookfield Residential Properties, Inc. /U.S. Corp. (b)
07/01/22	6.125%		63,000	61,740
Cogeco Cable, Inc. (b)
05/01/20	4.875%		150,000	143,250
FQM Akubra, Inc. (b)
06/01/20	8.750%		250,000	267,500
06/01/21	7.500%		120,000	123,000
Kodiak Oil & Gas Corp. (b)
01/15/21	5.500%		32,000	31,440
02/01/22	5.500%		118,000	115,050
MDC Partners, Inc. (b)
04/01/20	6.750%		207,000	209,587
Nova Chemicals Corp. Senior Unsecured
11/01/19	8.625%		265,000	292,825
Quebecor Media, Inc. Senior Unsecured
01/15/23	5.750%		67,000	63,148
Toronto-Dominion Bank (The) Senior Unsecured
05/14/15	5.375%	EUR	2,100,000	3,063,151
TransAlta Corp. Senior Unsecured
01/15/15	4.750%		5,585,000	5,837,553
Valeant Pharmaceuticals International, Inc. (b)
10/01/17	6.750%		300,000	320,250
Valeant Pharmaceuticals International (b)
Senior Unsecured
08/15/18	6.750%		89,000	95,230
07/15/21	7.500%		126,000	135,765
Videotron Ltd.
07/15/22	5.000%		18,000	17,100
Total				10,816,689

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
CHINA —%
Studio City Finance Ltd. (b)
12/01/20	8.500%		$317,000	$347,115
FRANCE 0.5%
Orange SA Senior Unsecured
02/21/17	4.750%	EUR	2,435,000	3,665,525
Veolia Environnement SA Senior Unsecured
01/16/17	4.375%	EUR	535,000	799,692
Total				4,465,217
GERMANY 0.2%
E.ON International Finance BV
10/02/17	5.500%	EUR	1,040,000	1,642,172
Unitymedia Hessen GmbH & Co. KG NRW Senior Secured (b)
01/15/23	5.500%		209,000	199,073
Total				1,841,245
ITALY —%
Wind Acquisition Finance SA Senior Secured (b)
02/15/18	7.250%		36,000	37,440
JAPAN —%
Softbank Corp. (b)
04/15/20	4.500%		137,000	131,657
LUXEMBOURG 0.2%
Intelsat Jackson Holdings SA
10/15/20	7.250%		964,000	1,029,070
Nielsen Finance Co. SARL (The) (b)
10/01/21	5.500%		180,000	180,450
Pacific Drilling SA Senior Secured (b)
06/01/20	5.375%		238,000	232,050
Wind Acquisition Finance SA Senior Secured (b)
04/30/20	6.500%		129,000	132,225
Total				1,573,795
NETHERLANDS 1.5%
Allianz Finance II BV
11/23/16	4.000%	EUR	750,000	1,111,323

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes (a) (continued)
NETHERLANDS (CONTINUED)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Unsecured
07/03/14	6.750%	AUD	$2,300,000	$2,203,737
Deutsche Telekom International Finance BV
01/19/15	4.000%	EUR	1,847,000	2,606,459
Heineken NV Senior Unsecured (b)
04/01/22	3.400%		2,430,000	2,377,752
ING Groep NV Senior Unsecured
05/31/17	4.750%	EUR	3,125,000	4,699,887
LBC Tank Terminals Holding Netherlands BV (b)
05/15/23	6.875%		211,000	212,055
LYB International Finance BV
07/15/23	4.000%		640,000	634,486
NXP BV/Funding LLC (b)
06/01/18	3.750%		280,000	273,000
02/15/21	5.750%		201,000	204,015
Schaeffler Finance BV (b)
Senior Secured
02/15/19	8.500%		100,000	112,000
05/15/21	4.750%		150,000	145,500
Total				14,580,214
SUPRA-NATIONAL 0.2%
Council of Europe Development Bank Senior Unsecured
09/16/14	5.750%	AUD	2,300,000	2,203,998
SWITZERLAND 0.1%
Weatherford International Ltd.
04/15/42	5.950%		1,105,000	1,057,989
UNITED KINGDOM 0.4%
British Sky Broadcasting Group PLC (b)
11/26/22	3.125%		4,160,000	3,841,876
Jaguar Land Rover Automotive PLC (b)
02/01/23	5.625%		450,000	439,875
Total				4,281,751
UNITED STATES 22.7%
AES Corp. (The) Senior Unsecured
07/01/21	7.375%		266,000	292,600
AMC Entertainment, Inc.
06/01/19	8.750%		176,000	189,200
AMC Networks, Inc.
07/15/21	7.750%		620,000	688,200

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
ARAMARK Corp. (b)
03/15/20	5.750%	$140,000	$141,400
AT&T, Inc. Senior Unsecured
06/15/45	4.350%	6,345,000	5,237,461
Access Midstream Partners LP/Finance Corp.
04/15/21	5.875%	104,000	106,860
05/15/23	4.875%	285,000	267,900
Activision Blizzard, Inc. (b)
09/15/21	5.625%	242,000	242,303
Actuant Corp.
06/15/22	5.625%	239,000	239,000
Air Lease Corp.
03/01/20	4.750%	343,000	336,997
Allegion US Holding Co., Inc. (b)(c)
10/01/21	5.750%	102,000	103,403
Alliance Data Systems Corp. (b)
12/01/17	5.250%	143,000	146,575
04/01/20	6.375%	216,000	225,180
Ally Financial, Inc.
01/15/16	3.125%	450,000	451,447
09/15/20	7.500%	570,000	640,537
Alpha Natural Resources, Inc.
04/15/18	9.750%	141,000	143,115
American Axle & Manufacturing, Inc.
03/15/21	6.250%	98,000	100,940
American Builders & Contractors Supply Co., Inc. Senior Unsecured (b)
04/15/21	5.625%	443,000	431,925
Amsted Industries, Inc. Senior Notes (b)
03/15/18	8.125%	123,000	130,380
Amsurg Corp.
11/30/20	5.625%	94,000	94,000
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	650,000	729,872
Anixter, Inc.
05/01/19	5.625%	122,000	125,355
Appalachian Power Co. Senior Unsecured
03/30/21	4.600%	2,137,000	2,291,133
Arch Coal, Inc.
06/15/21	7.250%	75,000	56,625
Arch Coal, Inc. (b)
06/15/19	9.875%	118,000	105,020
Ashtead Capital, Inc. Secured (b)
07/15/22	6.500%	54,000	57,375

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	$993,000	$1,040,167
AutoNation, Inc.
02/01/20	5.500%	115,000	119,744
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	70,000	80,675
B&G Foods, Inc.
06/01/21	4.625%	234,000	223,470
B/E Aerospace, Inc. Senior Unsecured
04/01/22	5.250%	175,000	173,250
Ball Corp.
09/15/20	6.750%	218,000	235,713
Bank of America Corp. Senior Unsecured
07/24/23	4.100%	2,890,000	2,872,039
Berkshire Hathaway Finance Corp.
05/15/42	4.400%	1,820,000	1,672,305
Biomet, Inc.
08/01/20	6.500%	232,000	239,540
Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	480,000	518,400
Building Materials Corp. of America Senior Notes (b)
08/15/18	6.875%	215,000	229,781
Burlington Northern Santa Fe LLC Senior Unsecured
03/15/43	4.450%	2,040,000	1,855,717
CCO Holdings LLC/Capital Corp.
01/31/22	6.625%	162,000	164,430
CHS/Community Health Systems, Inc. Senior Secured
08/15/18	5.125%	254,000	258,445
CIT Group, Inc.
Senior Unsecured
05/15/20	5.375%	191,000	197,685
08/15/22	5.000%	101,000	98,728
08/01/23	5.000%	130,000	125,862
CIT Group, Inc. (b)
Senior Unsecured
02/15/19	5.500%	306,000	322,065
CMS Energy Corp.
Senior Unsecured
12/15/15	6.875%	1,880,000	2,094,579
03/31/43	4.700%	2,385,000	2,208,853
CNH Capital LLC
04/15/18	3.625%	43,000	42,785

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
CONSOL Energy, Inc.
03/01/21	6.375%		$150,000	$153,750
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%		565,000	604,550
CSX Corp. Senior Unsecured
03/15/44	4.100%		200,000	169,462
Calpine Corp. Senior Secured (b)
02/15/21	7.500%		275,000	290,813
Cardinal Health, Inc. Senior Unsecured
12/15/20	4.625%		2,360,000	2,521,806
Cardtronics, Inc.
09/01/18	8.250%		365,000	393,287
Carrizo Oil & Gas, Inc.
10/15/18	8.625%		203,000	221,270
Case New Holland, Inc.
12/01/17	7.875%		523,000	607,987
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (b)
03/15/21	5.250%		110,000	105,050
Celanese U.S. Holdings LLC
10/15/18	6.625%		300,000	324,000
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (b)
09/15/20	6.375%		299,000	304,980
Chesapeake Energy Corp.
08/15/20	6.625%		250,000	269,688
02/15/21	6.125%		620,000	643,250
03/15/23	5.750%		100,000	100,250
Choice Hotels International, Inc.
07/01/22	5.750%		85,000	87,975
Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/19	8.000%		120,000	132,600
Cimarex Energy Co.
05/01/22	5.875%		216,000	218,160
Citigroup, Inc. Senior Unsecured
08/02/19	5.000%	EUR	1,905,000	2,965,046
Clean Harbors, Inc.
06/01/21	5.125%		136,000	131,410
Clear Channel Worldwide Holdings, Inc.
11/15/22	6.500%		139,000	141,085
11/15/22	6.500%		376,000	383,520
Cleveland Electric Illuminating Co. (The) 1st Mortgage
11/15/18	8.875%		2,450,000	3,142,713

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	$1,376,000	$1,538,870
Columbus McKinnon Corp.
02/01/19	7.875%	161,000	172,270
Comstock Resources, Inc.
06/15/20	9.500%	207,000	225,630
ConAgra Foods, Inc. Senior Unsecured
09/15/22	3.250%	1,945,000	1,861,993
Concho Resources, Inc.
01/15/21	7.000%	274,000	300,030
01/15/22	6.500%	271,000	290,648
04/01/23	5.500%	158,000	156,025
Constellation Brands Inc. Senior Unsecured
05/01/23	4.250%	62,000	56,885
Continental Resources, Inc.
10/01/20	7.375%	60,000	66,600
04/01/21	7.125%	118,000	131,570
09/15/22	5.000%	929,000	934,806
04/15/23	4.500%	148,000	145,225
Corrections Corp. of America
04/01/20	4.125%	114,000	108,015
05/01/23	4.625%	101,000	94,056
Cott Beverages, Inc.
09/01/18	8.125%	99,000	107,168
Crown Castle International Corp. Senior Unsecured
01/15/23	5.250%	296,000	272,320
CyrusOne LP/Finance Corp.
11/15/22	6.375%	161,000	159,793
DISH DBS Corp.
06/01/21	6.750%	640,000	672,800
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	440,000	435,050
Delphi Corp.
02/15/23	5.000%	130,000	134,225
DigitalGlobe, Inc. (b)
02/01/21	5.250%	86,000	82,130
DuPont Fabros Technology LP Senior Unsecured (b)
09/15/21	5.875%	63,000	63,000
Duke Energy Corp. Senior Unsecured
09/15/21	3.550%	3,560,000	3,567,982
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	194,000	206,610
EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	37,000	40,145

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Senior Secured
05/01/19	6.875%		$147,000	$156,923
EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%		82,000	92,045
ERAC U.S.A. Finance LLC (b)
03/15/42	5.625%		2,855,000	2,896,883
Eagle Spinco, Inc. (b)
02/15/21	4.625%		115,000	110,400
El Paso LLC Senior Secured
09/15/20	6.500%		722,000	753,592
Enterprise Products Operating LLC
03/15/23	3.350%		1,960,000	1,855,017
03/15/44	4.850%		1,505,000	1,402,746
Equinix, Inc.
Senior Unsecured
04/01/20	4.875%		37,000	35,890
07/15/21	7.000%		420,000	448,350
FTI Consulting, Inc.
11/15/22	6.000%		70,000	69,475
First Data Corp. Senior Secured (b)
06/15/19	7.375%		311,000	325,772
Fresenius Medical Care U.S. Finance II, Inc. (b)
01/31/22	5.875%		24,000	24,600
Fresenius Medical Care U.S. Finance, Inc. (b)
02/15/21	5.750%		170,000	173,825
Frontier Communications Corp.
Senior Unsecured
07/01/21	9.250%		62,000	70,990
04/15/22	8.750%		174,000	190,095
01/15/23	7.125%		220,000	219,450
General Electric Capital Corp. Senior Unsecured
01/09/23	3.100%		8,075,000	7,554,009
General Motors Financial Co., Inc. (b)
05/15/16	2.750%		300,000	299,250
05/15/18	3.250%		28,000	27,230
05/15/23	4.250%		40,000	36,550
Gibraltar Industries, Inc.
02/01/21	6.250%		56,000	56,560
Goldman Sachs Group, Inc. (The) Senior Unsecured
05/02/18	6.375%	EUR	1,125,000	1,812,413
Graphic Packaging International, Inc.
04/15/21	4.750%		345,000	335,512
H&E Equipment Services, Inc.
09/01/22	7.000%		147,000	156,555
HCA, Inc.
Senior Secured
04/15/19	8.500%		250,000	268,750

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
02/15/20	6.500%	$333,000	$360,889
05/01/23	4.750%	18,000	16,943
Hertz Corp. (The)
01/15/21	7.375%	313,000	336,475
Hiland Partners LP/Finance Corp. (b)
10/01/20	7.250%	335,000	349,237
Hilton Worldwide Finance/Corp. (b)(c)
10/15/21	5.625%	129,000	129,645
Hologic, Inc.
08/01/20	6.250%	41,000	42,691
Hughes Satellite Systems Corp. Senior Secured
06/15/19	6.500%	224,000	236,880
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	200,000	215,000
Huntsman International LLC
11/15/20	4.875%	83,000	78,643
IMS Health, Inc. Senior Unsecured (b)
11/01/20	6.000%	126,000	128,678
Indiana Michigan Power Co. Senior Unsecured
03/15/23	3.200%	5,695,000	5,396,519
Interface, Inc.
12/01/18	7.625%	129,000	139,965
Interline Brands, Inc.
11/15/18	7.500%	550,000	582,312
International Lease Finance Corp.
Senior Unsecured
04/15/18	3.875%	32,000	30,920
12/15/20	8.250%	458,000	522,120
04/15/21	4.625%	53,000	49,066
Ipalco Enterprises, Inc. Senior Secured
05/01/18	5.000%	203,000	210,613
Iron Mountain, Inc.
08/15/23	6.000%	186,000	184,605
JM Huber Corp. Senior Notes (b)
11/01/19	9.875%	450,000	513,000
JMC Steel Group, Inc. Senior Notes (b)
03/15/18	8.250%	131,000	128,053
KB Home
03/15/20	8.000%	49,000	52,920
09/15/22	7.500%	68,000	70,550
Kansas Gas & Electric Co. 1st Mortgage (b)
06/15/19	6.700%	1,000,000	1,227,178

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Kinder Morgan Energy Partners LP Senior Unsecured
09/01/22	3.950%		$8,175,000	$8,037,717
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%		402,000	437,175
L Brands, Inc.
04/01/21	6.625%		354,000	382,762
L-3 Communications Corp.
11/15/16	3.950%		3,150,000	3,359,872
02/15/21	4.950%		1,320,000	1,397,780
Lamar Media Corp.
02/01/22	5.875%		130,000	130,000
Laredo Petroleum, Inc.
02/15/19	9.500%		150,000	166,500
05/01/22	7.375%		107,000	113,420
Level 3 Financing, Inc.
04/01/19	9.375%		222,000	244,755
Liberty Mutual Group, Inc. (b)
05/01/22	4.950%		2,205,000	2,280,087
06/15/23	4.250%		1,555,000	1,516,605
Loews Corp. Senior Unsecured
05/15/23	2.625%		2,080,000	1,902,422
MGM Resorts International
10/01/20	6.750%		28,000	29,400
12/15/21	6.625%		104,000	107,640
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%		418,000	439,945
02/15/23	5.500%		233,000	233,583
Meritage Homes Corp.
03/01/18	4.500%		86,000	84,495
04/01/22	7.000%		152,000	161,120
MetroPCS Wireless, Inc. (b)
04/01/23	6.625%		109,000	109,000
Metropolitan Edison Co. Senior Unsecured (b)
03/15/23	3.500%		2,510,000	2,361,477
Molson Coors Brewing Co.
05/01/22	3.500%		1,000,000	993,588
Morgan Stanley Senior Unsecured
10/02/17	5.500%	EUR	2,475,000	3,794,480
NBCUniversal Media LLC
04/01/21	4.375%		3,550,000	3,821,770
01/15/43	4.450%		1,325,000	1,224,597
National CineMedia LLC Senior Secured
04/15/22	6.000%		253,000	258,060
News America, Inc.
09/15/22	3.000%		5,875,000	5,505,298
NiSource Finance Corp.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
09/15/17	5.250%	$7,707,000	$8,606,596
09/15/20	5.450%	2,358,000	2,596,783
Nielsen Finance LLC/Co.
10/15/18	7.750%	150,000	163,125
10/01/20	4.500%	453,000	436,012
Northwest Pipeline LLC
Senior Unsecured
06/15/16	7.000%	2,515,000	2,877,879
04/15/17	5.950%	1,105,000	1,255,141
Nuance Communications, Inc. (b)
08/15/20	5.375%	338,000	320,255
Oasis Petroleum, Inc.
01/15/23	6.875%	305,000	323,300
Oasis Petroleum, Inc. (b)
03/15/22	6.875%	307,000	323,885
Oil States International, Inc. (b)
01/15/23	5.125%	111,000	121,545
Omnicare, Inc.
06/01/20	7.750%	115,000	126,213
Oncor Electric Delivery Co. LLC Senior Secured
06/01/42	5.300%	245,000	259,132
Oshkosh Corp.
03/01/20	8.500%	148,000	163,170
PNK Finance Corp. (b)
08/01/21	6.375%	253,000	258,060
PPL Capital Funding, Inc.
06/01/23	3.400%	6,160,000	5,740,381
Peabody Energy Corp.
11/15/18	6.000%	231,000	230,423
Physio-Control International, Inc. Senior Secured (b)
01/15/19	9.875%	137,000	153,440
Pinnacle Entertainment, Inc.
04/01/22	7.750%	6,000	6,315
Pinnacle Foods Finance LLC/Corp. (b)
05/01/21	4.875%	222,000	206,460
Plains Exploration & Production Co.
11/15/20	6.500%	384,000	412,002
02/15/23	6.875%	724,000	776,490
Polypore International, Inc.
11/15/17	7.500%	190,000	201,400
Progress Energy, Inc.
Senior Unsecured
12/01/19	4.875%	5,315,000	5,896,955
04/01/22	3.150%	1,335,000	1,276,510
Provident Funding Associates LP/PFG Finance Corp. (b)
06/15/21	6.750%	177,000	177,885
Prudential Financial, Inc. Senior Unsecured
05/12/41	5.625%	360,000	384,366

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	$405,000	$430,312
Reed Elsevier Capital, Inc.
10/15/22	3.125%	3,555,000	3,291,105
Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	724,000	760,200
Regency Energy Partners LP/Finance Corp. (b)
11/01/23	4.500%	112,000	101,360
Reynolds Group Issuer, Inc. LLC Senior Secured
10/15/20	5.750%	298,000	299,117
Reynolds Group Issuer, Inc./LLC Senior Secured
08/15/19	7.875%	131,000	144,100
Rockwood Specialties Group, Inc.
10/15/20	4.625%	100,000	100,500
SABMiller Holdings, Inc. (b)
01/15/22	3.750%	3,725,000	3,754,658
SBA Telecommunications, Inc.
08/15/19	8.250%	156,000	168,480
07/15/20	5.750%	231,000	229,268
SM Energy Co.
Senior Unsecured
11/15/21	6.500%	406,000	422,240
SM Energy Co. (b)
Senior Unsecured
01/15/24	5.000%	40,000	36,800
STHI Holding Corp. Secured (b)
03/15/18	8.000%	164,000	176,710
Sabine Pass Liquefaction LLC (b)
Senior Secured
02/01/21	5.625%	199,000	194,771
04/15/23	5.625%	316,000	302,965
Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	188,000	205,860
Seneca Gaming Corp. (b)
12/01/18	8.250%	117,000	125,629
Service Corp., International Senior Unsecured (b)
01/15/22	5.375%	76,000	72,485
Sinclair Television Group, Inc. (b)(c)
11/01/21	6.375%	48,000	47,880
Sirius XM Radio, Inc. Senior Unsecured (b)
05/15/23	4.625%	71,000	64,788
Southern California Edison Co. 1st Refunding Mortgage (c)
10/01/43	4.650%	1,145,000	1,131,861

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Southern Natural Gas Co. LLC Senior Unsecured (b)
04/01/17	5.900%	$11,898,000	$13,525,813
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	446,000	450,460
Spectrum Brands Escrow Corp. (b)
11/15/20	6.375%	295,000	307,537
Springs Window Fashions LLC Senior Secured (b)
06/01/21	6.250%	254,000	248,920
Sprint Communications, Inc. (b)
11/15/18	9.000%	1,000,000	1,172,500
Sprint Corp. (b)
09/15/21	7.250%	213,000	215,130
09/15/23	7.875%	213,000	217,260
Standard Pacific Corp.
12/15/21	6.250%	85,000	85,000
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	556,000	628,280
TRW Automotive, Inc. (b)
03/01/21	4.500%	135,000	135,675
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/20	7.750%	200,000	218,500
Tempur Sealy International, Inc.
12/15/20	6.875%	128,000	133,760
Tenet Healthcare Corp.
Senior Secured
04/01/21	4.500%	29,000	27,188
Tenet Healthcare Corp. (b)
Senior Secured
10/01/20	6.000%	123,000	125,768
Time Warner Cable, Inc.
09/15/42	4.500%	2,965,000	2,167,895
Time Warner, Inc.
03/29/41	6.250%	575,000	632,112
Titan International, Inc. Senior Secured (b)(c)
10/01/20	6.875%	78,000	78,585
TransDigm, Inc.
10/15/20	5.500%	147,000	144,060
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%	6,860,000	7,733,861
United Rentals North America, Inc.
04/15/22	7.625%	263,000	286,013
06/15/23	6.125%	21,000	21,105
Secured
07/15/18	5.750%	316,000	331,800

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%		$483,000	$468,814
Universal Hospital Services, Inc. Secured
08/15/20	7.625%		16,000	16,520
Univision Communications, Inc. (b)
Senior Secured
09/15/22	6.750%		251,000	264,805
05/15/23	5.125%		382,000	365,765
Valeant Pharmaceuticals International (b)
10/15/20	6.375%		205,000	212,175
VeriSign, Inc. (b)
05/01/23	4.625%		106,000	99,640
Verizon Communications, Inc.
Senior Unsecured
09/15/23	5.150%		500,000	535,893
11/01/42	3.850%		4,750,000	3,744,335
09/15/43	6.550%		10,015,000	11,306,304
Virgin Media Secured Finance PLC Senior Secured (b)
04/15/21	5.375%		131,000	127,725
Visteon Corp.
04/15/19	6.750%		259,000	275,188
Vivint, Inc. Senior Secured (b)
12/01/19	6.375%		417,000	394,065
Waste Management, Inc.
06/30/20	4.750%		4,520,000	4,905,294
Wells Fargo & Co. Senior Unsecured
11/03/16	4.125%	EUR	1,150,000	1,697,855
Whiting Petroleum Corp.
10/01/18	6.500%		29,000	30,523
Whiting Petroleum Corp. (b)
03/15/21	5.750%		158,000	161,555
Windstream Corp.
10/15/20	7.750%		160,000	165,200
Yum! Brands, Inc. Senior Unsecured
11/01/21	3.750%		1,815,000	1,800,315
Zayo Group LLC/Capital, Inc. Senior Secured
01/01/20	8.125%		224,000	245,000
tw telecom holdings, Inc. Senior Unsecured (b)
09/01/23	6.375%		236,000	235,410
Total				224,849,281
Total Corporate Bonds & Notes (Cost: $269,259,970)				$273,792,141

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 6.4%
UNITED STATES 6.4%
Federal Home Loan Mortgage Corp. (d)
04/01/42-05/01/42	3.500%	$16,643,528	$16,922,046
05/01/18	4.500%	74,226	78,426
10/01/18-11/01/33	5.000%	454,704	488,462
04/01/33	6.000%	211,854	235,292
09/01/17-08/01/33	6.500%	65,347	72,341
Federal National Mortgage Association (d)
06/01/27	2.500%	13,474,078	13,574,854
08/01/18-09/01/19	4.500%	559,106	593,793
12/01/18-02/01/36	5.000%	3,730,425	4,019,884
02/01/18-01/01/36	5.500%	7,461,599	8,126,260
07/01/17-01/01/36	6.000%	6,111,201	6,838,951
04/01/17-11/01/33	6.500%	2,142,755	2,403,616
06/01/32-07/01/36	7.000%	931,666	1,036,698
05/01/32-11/01/32	7.500%	159,193	184,207
Federal National Mortgage Association (d)(e)
01/01/41	4.000%	7,272,605	7,631,287
09/01/40	4.500%	956,737	1,027,845
Government National Mortgage Association (d)
10/15/33	5.500%	251,531	284,469
Total			63,518,431
Total Residential Mortgage-Backed Securities - Agency (Cost: $61,767,502)			$63,518,431

Residential Mortgage-Backed Securities - Non-Agency —%
UNITED STATES —%
Harborview Mortgage Loan Trust CMO Series 2004-1 Class 4A (d)(f)
04/19/34	3.319%	381,330	378,242
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $345,017)			$378,242

Commercial Mortgage-Backed Securities - Agency 3.0%
UNITED STATES 3.0%
Government National Mortgage Association (d)
Series 2013-13 Class AC

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
UNITED STATES (CONTINUED)
04/16/46	1.700%	$14,710,356	$14,256,042
Series 2013-33 Class AC
05/16/46	1.744%	16,312,734	15,812,700
Total			30,068,742
Total Commercial Mortgage-Backed Securities - Agency (Cost: $30,784,324)			$30,068,742

Commercial Mortgage-Backed Securities - Non-Agency 2.9%
UNITED STATES 2.9%
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4 (d)
12/11/49	5.322%	1,300,000	1,435,055
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A1 (d)
05/15/36	3.819%	11,325	11,306
Extended Stay America Trust Series 2013-ESH5 Class A25 (b)(d)
12/05/31	1.830%	1,750,000	1,704,680
GE Capital Commercial Mortgage Corp. Series 2005-C1 Class A5 (d)(f)
06/10/48	4.772%	500,000	522,735
General Electric Capital Assurance Co. Series 2003-1 Class A4 (b)(d)(f)
05/12/35	5.254%	258,813	269,888
JPMorgan Chase Commercial Mortgage Securities Corp. (d)(f)
Series 2006-LDP6 Class ASB
04/15/43	5.490%	1,123,026	1,159,618
Series 2006-LDP7 Class ASB
04/15/45	6.056%	1,215,358	1,270,972
JPMorgan Chase Commercial Mortgage Securities Trust (d)
Series 2005-LDP2 Class A3
07/15/42	4.697%	563,775	563,620
JPMorgan Chase Commercial Mortgage Securities Trust (d)(f)
Series 2005-LDP3 Class ASB
08/15/42	4.893%	1,271,995	1,310,666
Morgan Stanley Re-Remic Trust Series 2010-GG10 Class A4A (b)(d)(f)
08/15/45	5.993%	2,661,000	2,957,944
ORES NPL LLC Series 2013-LV2 Class A (b)(d)
09/25/25	3.081%	9,311,346	9,312,202
Rialto Real Estate Fund Series 2013-LT2 Class A (b)(d)
05/22/28	2.833%	7,536,467	7,531,101
S2 Hospitality LLC Series 2012-LV1 Class A (b)(d)
04/15/25	4.500%	196,766	196,766

Issuer	Coupon Rate		Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
UNITED STATES (CONTINUED)
Wachovia Bank Commercial Mortgage Trust Series 2004-C10 Class A4 (d)
02/15/41	4.748%		$191,517	$192,313
Total				28,438,866
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $28,410,096)				$28,438,866

Asset-Backed Securities - Non-Agency 2.7%
BERMUDA 0.7%
Cronos Containers Program Ltd. Series 2013-1A Class A (b)
04/18/28	3.080%		6,995,834	6,906,696
UNITED STATES 2.0%
CLI Funding V LLC Series 2013-1A (b)
03/18/28	2.830%		4,085,000	3,944,202
Centre Point Funding LLC Series 2012-2A Class 1 (b)
08/20/21	2.610%		4,315,645	4,337,794
GTP Towers Issuer LLC (b)
02/15/15	4.436%		1,600,000	1,654,166
SBA Tower Trust (b)
04/16/18	2.240%		6,500,000	6,381,624
TAL Advantage V LLC Series 2013-1A Class A (b)
02/22/38	2.830%		3,554,792	3,437,903
Total				19,755,689
Total Asset-Backed Securities - Non-Agency (Cost: $27,118,317)				$26,662,385

Inflation-Indexed Bonds(a) 2.4%
JAPAN 1.3%
Japanese Government CPI-Linked Bond Senior Unsecured
03/10/18	1.400%	JPY	1,098,028,000	12,630,198
UNITED STATES 1.1%
U.S. Treasury Inflation-Indexed Bond
02/15/43	0.625%		13,045,825	10,695,542
Total Inflation-Indexed Bonds (Cost: $21,765,654)				$23,325,740

Issuer	Coupon Rate		Principal Amount	Value

U.S. Treasury Obligations 0.3%
UNITED STATES 0.3%
U.S. Treasury
02/15/43	3.125%		$1,330,000	$1,191,597
05/15/43	2.875%		2,295,000	1,947,523
Total				3,139,120
Total U.S. Treasury Obligations (Cost: $3,137,596)				$3,139,120

Foreign Government Obligations(a) 47.7%
ARGENTINA 0.1%
Argentina Bonar Bonds
04/17/17	7.000%		1,815,000	1,544,565
AUSTRALIA 0.7%
Australia Government Bond Senior Unsecured
12/15/13	5.500%	AUD	7,530,000	7,068,433
BRAZIL 2.7%
Banco Nacional de Desenvolvimento Economico e Social Senior Unsecured (b)
06/16/18	6.369%		1,165,000	1,261,112
Brazil Notas do Tesouro Nacional Senior Notes
01/01/17	10.000%	BRL	50,136,000	22,422,172
Brazilian Government International Bond
01/15/18	8.000%		338,500	380,813
Senior Unsecured
01/07/41	5.625%		1,830,000	1,816,275
Petrobras International Finance Co.
01/27/21	5.375%		870,000	872,613
Total				26,752,985
CANADA 2.8%
Canadian Government Bond
06/01/18	4.250%	CAD	1,100,000	1,183,788
06/01/19	3.750%	CAD	6,015,000	6,381,080
Province of British Columbia
06/18/14	5.300%	CAD	5,440,000	5,438,944
Province of Ontario Senior Unsecured
05/26/15	0.950%		6,025,000	6,070,983
Province of Quebec
12/01/17	4.500%	CAD	8,345,000	8,855,883
Total				27,930,678
COLOMBIA 0.6%
Colombia Government International Bond
Senior Unsecured

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
COLOMBIA (CONTINUED)
09/18/37	7.375%		$1,250,000	$1,560,625
01/18/41	6.125%		1,215,000	1,323,538
Corporación Andina de Fomento
06/15/22	4.375%		2,848,000	2,837,192
Total				5,721,355
DENMARK 0.6%
Realkredit Danmark A/S
01/01/19	4.000%	DKK	30,340,000	6,134,034
EL SALVADOR 0.1%
El Salvador Government International Bond Senior Unsecured (b)
01/24/23	7.750%		760,000	826,500
FINLAND 2.2%
Finland Government Bond Senior Unsecured (b)
04/15/21	3.500%	EUR	14,326,000	21,918,288
FRANCE 0.6%
Cie de Financement Foncier SA (b)
09/16/15	2.500%		3,900,000	4,019,086
Electricite de France SA Senior Unsecured
02/05/18	5.000%	EUR	1,450,000	2,271,108
Total				6,290,194
GERMANY 5.7%
Bundesrepublik Deutschland
07/04/19	3.500%	EUR	6,130,000	9,508,309
07/04/27	6.500%	EUR	9,700,000	19,872,415
07/04/28	4.750%	EUR	5,000,000	8,849,671
07/04/34	4.750%	EUR	9,735,000	17,813,214
Total				56,043,609
GREECE —%
Hellenic Republic Government Bond Senior Unsecured (f)(g)
10/15/42	0.000%	EUR	2,639,700	40,354
INDONESIA 1.7%
Indonesia Government International Bond (b)
Senior Unsecured
01/17/18	6.875%		1,880,000	2,100,900
05/05/21	4.875%		1,100,000	1,093,180
01/17/38	7.750%		610,000	692,350
Indonesia Treasury Bond
Senior Unsecured

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
INDONESIA (CONTINUED)
05/15/16	10.750%	IDR	$25,410,000,000	$2,364,341
11/15/20	11.000%	IDR	55,820,000,000	5,499,389
07/15/22	10.250%	IDR	49,117,000,000	4,648,449
Total				16,398,609
ITALY —%
Italy Buoni Poliennali Del Tesoro
11/01/26	7.250%	EUR	191	321
JAPAN 5.7%
Japan Government 20-Year Bond
Senior Unsecured
12/20/26	2.100%	JPY	1,883,000,000	21,869,734
09/20/29	2.100%	JPY	714,000,000	8,140,348
12/20/32	1.700%	JPY	1,421,000,000	14,825,051
Japan Government 30-Year Bond
Senior Unsecured
12/20/34	2.400%	JPY	699,000,000	8,126,520
03/20/39	2.300%	JPY	280,000,000	3,222,286
Total				56,183,939
KAZAKHSTAN 0.1%
KazMunayGas National Co. JSC (b)
07/02/18	9.125%		600,000	731,250
LITHUANIA 0.7%
Lithuania Government International Bond
Senior Unsecured
02/07/18	4.850%	EUR	3,400,000	5,038,962
Lithuania Government International Bond (b)
Senior Unsecured
09/14/17	5.125%		1,805,000	1,974,438
Total				7,013,400
MALAYSIA 1.8%
Malaysia Government Bond Senior Unsecured
03/31/20	3.492%	MYR	39,780,000	12,041,899
Petronas Capital Ltd. (b)
08/12/19	5.250%		5,125,000	5,676,042
Total				17,717,941
MEXICO 2.1%
Mexican Bonos
12/19/13	8.000%	MXN	95,910,000	7,392,225
12/17/15	8.000%	MXN	127,280,000	10,559,976
Mexico Government International Bond Senior Unsecured
09/27/34	6.750%		315,000	373,275

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
MEXICO (CONTINUED)
Pemex Project Funding Master Trust
03/01/18	5.750%		$1,513,000	$1,675,648
Petroleos Mexicanos
01/24/22	4.875%		1,300,000	1,326,000
Total				21,327,124
NETHERLANDS 0.6%
Bank Nederlandse Gemeenten Senior Unsecured (b)
03/23/15	1.375%		5,500,000	5,578,287
NEW ZEALAND 1.1%
New Zealand Government Bond Senior Unsecured
03/15/19	5.000%	NZD	12,240,000	10,578,876
NORWAY 2.0%
Norway Government Bond
05/22/19	4.500%	NOK	108,147,000	19,984,835
PERU 0.1%
Peruvian Government International Bond Senior Unsecured
07/21/25	7.350%		600,000	766,500
PHILIPPINES 0.2%
Power Sector Assets & Liabilities Management Corp. Government Guaranteed (b)
05/27/19	7.250%		1,600,000	1,876,000
POLAND 3.3%
Poland Government Bond
04/25/14	5.750%	PLN	18,630,000	6,069,090
10/25/17	5.250%	PLN	35,295,000	11,944,705
10/25/21	5.750%	PLN	41,670,000	14,591,205
Total				32,605,000
QATAR 0.2%
Qatar Government International Bond Senior Unsecured (b)
01/20/40	6.400%		200,000	233,000
Qatari Diar Finance Co. Government Guaranteed (b)
07/21/20	5.000%		750,000	824,100

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
QATAR (CONTINUED)
Ras Laffan Liquefied Natural Gas Co., Ltd. III Senior Secured (b)
09/30/14	5.500%		$890,000	$926,419
Total				1,983,519
ROMANIA 0.5%
Romanian Government International Bond Senior Unsecured
06/17/16	5.250%	EUR	3,500,000	5,060,743
RUSSIAN FEDERATION 0.7%
AK Transneft OJSC Via TransCapitalInvest Ltd. Senior Unsecured (b)
03/05/14	5.670%		470,000	479,400
Gazprom OAO Via Gaz Capital SA (b)
Senior Unsecured
11/22/16	6.212%		600,000	659,820
03/07/22	6.510%		1,300,000	1,391,000
08/16/37	7.288%		570,000	614,175
Russian Foreign Bond - Eurobond Senior Unsecured (b)(f)
03/31/30	7.500%		3,527,575	4,157,177
Total				7,301,572
SOUTH AFRICA 0.4%
South Africa Government Bond
12/21/14	8.750%	ZAR	42,090,000	4,360,902
SOUTH KOREA 0.8%
Export-Import Bank of Korea
Senior Unsecured
01/21/14	8.125%		3,430,000	3,507,538
01/14/15	5.875%		420,000	444,791
04/11/22	5.000%		3,300,000	3,606,752
Total				7,559,081
SWEDEN 0.8%
Sweden Government Bond
08/12/17	3.750%	SEK	25,810,000	4,345,134
06/01/22	3.500%	SEK	22,485,000	3,821,991
Total				8,167,125
THAILAND 0.5%
Thailand Government Bond Senior Unsecured
03/13/18	5.125%	THB	148,020,000	5,051,400

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
TURKEY 0.8%
Export Credit Bank of Turkey Senior Unsecured (b)
04/24/19	5.875%		$250,000	$261,396
Turkey Government International Bond
Senior Unsecured
02/16/17	5.500%	EUR	3,400,000	4,913,850
06/05/20	7.000%		1,330,000	1,503,232
03/17/36	6.875%		1,010,000	1,073,378
Total				7,751,856
UNITED KINGDOM 6.6%
United Kingdom Gilt
09/07/16	4.000%	GBP	10,130,000	17,927,241
03/07/19	4.500%	GBP	3,860,000	7,168,617
09/07/21	3.750%	GBP	1,090,000	1,953,414
03/07/25	5.000%	GBP	2,575,000	5,053,804
12/07/27	4.250%	GBP	4,640,000	8,519,771
03/07/36	4.250%	GBP	3,280,000	6,027,524
12/07/38	4.750%	GBP	3,880,000	7,701,672
12/07/40	4.250%	GBP	3,070,000	5,653,305
12/07/49	4.250%	GBP	2,700,000	5,046,314
Total				65,051,662
URUGUAY 0.2%
Uruguay Government International Bond Senior Unsecured
03/21/36	7.625%		1,250,000	1,575,000
VENEZUELA 0.7%
Petroleos de Venezuela SA
04/12/17	5.250%		2,890,000	2,309,110
Senior Unsecured
10/28/15	5.000%		1,500,000	1,316,250
Venezuela Government International Bond
Senior Unsecured
02/26/16	5.750%		1,650,000	1,489,125
05/07/23	9.000%		2,284,000	1,853,466
Total				6,967,951
Total Foreign Government Obligations (Cost: $456,065,472)				$471,863,888

Borrower	Weighted Average Coupon		Principal Amount	Value

Senior Loans 0.4%
CANADA —%
Four Seasons Holdings, Inc. 2nd Lien Term Loan (f)(h)
12/28/20	6.250%		41,000	41,820

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
NETHERLANDS —%
Playa Resorts Holding Term Loan (f)(h)
08/09/19	4.750%	$55,000	$55,275
UNITED KINGDOM —%
Offshore Group Investment Ltd. 2nd Lien Term Loan (f)(h)
03/28/19	5.750%	43,780	44,272
UNITED STATES 0.4%
Affinia Group, Inc. Tranche B2 Term Loan (f)(h)
04/25/20	4.750%	56,857	56,857
Alliant Holdings I, Inc. Term Loan (f)(h)
12/20/19	5.000%	76,423	76,359
Ancestry.com, Inc. Tranche B1 Term Loan (f)(h)
12/28/18	5.250%	247,187	248,290
Axalta Coating Systems Dutch Holding BBV/U.S. Holdings, Inc. Tranche B Term Loan (f)(h)
02/01/20	4.750%	56,715	56,874
CPM Acquisition Corp. 1st Lien Term Loan (f)(h)
08/29/17	6.250%	461,340	461,340
ConvaTec, Inc. Term Loan (f)(h)
12/22/16	5.000%	33,936	34,045
Cumulus Media Holdings, Inc. 2nd Lien Term Loan (f)(h)
09/16/19	7.500%	96,824	97,913
Hilton Worldwide Financial LLC Tranche B-2 Term Loan (c)(f)(h)
08/07/20	4.000%	121,000	120,780
Integra Telecom Holdings, Inc. Tranche B Term Loan (f)(h)
02/22/19	5.250%	55,720	55,999
Lonestar Intermediate Super Holdings LLC Term Loan (f)(h)
09/02/19	11.000%	618,000	644,265
New Breed, Inc. Term Loan (f)(h)
10/01/19	6.000%	530,987	530,159
New HB Acquisition LLC Tranche B Term Loan (f)(h)
04/09/20	6.750%	83,000	85,006

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
UNITED STATES (CONTINUED)
PQ Corp. Term Loan (f)(h)
08/07/17	4.500%	$280,878	$281,580
ROC Finance LLC Tranche B Term Loan (f)(h)
06/20/19	5.000%	104,000	103,902
Rite Aid Corp. Tranche 1 2nd Lien Term Loan (f)(h)
08/21/20	5.750%	142,000	145,313
Serta Simmons Holdings LLC Term Loan (f)(h)
10/01/19	5.000%	401,963	402,320
TWCC Holding Corp. 2nd Lien Term Loan (f)(h)
06/26/20	7.000%	16,000	16,400
Triple Point Group Holdings, Inc. 1st Lien Term Loan (f)(h)
07/10/20	5.250%	258,000	250,260
U.S. Renal Care, Inc. Tranche B1 1st Lien Term Loan (c)(f)(h)
07/03/19	5.250%	39,000	39,390

Borrower	Weighted Average Coupon		Principal Amount	Value

Senior Loans (continued)
UNITED STATES (CONTINUED)
United Surgical Partners International, Inc. Tranche B Term Loan (f)(h)
04/03/19	4.750%		$44,551	$44,691
Total				3,751,743
Total Senior Loans (Cost: $3,808,030)				$3,893,110

Issuer	Effective Yield		Principal Amount	Value

Treasury Bills(a) 1.0%
NORWAY 1.0%
Norway Treasury Bills
12/18/13	1.540%	NOK	58,560,000	9,706,065
Total Treasury Bills (Cost: $10,498,704)				$9,706,065

			Shares	Value

Money Market Funds 4.3%
Columbia Short-Term Cash Fund, 0.089% (i)(j)			42,208,834	$42,208,834
Total Money Market Funds (Cost: $42,208,834)				$42,208,834
Total Investments
(Cost: $955,169,516) (k)				$976,995,564(l)
Other Assets & Liabilities, Net				12,172,904
Net Assets				$989,168,468

Investments in Derivatives
Futures Contracts Outstanding at September 30, 2013

At September 30, 2013, securities and cash totaling $2,701,120 and $2,504,526, respectively, were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO-BOBL	135	EUR	22,727,076	December 2013	373,665
JPN 10Y BOND(TSE)	(51)	JPY	(74,776,133)	December 2013		(584,463)
LONG GILT FUTURE	433	GBP	77,332,569	December 2013	689,501
US 10YR NOTE	(583)	USD	(73,685,737)	December 2013		(1,398,876)
US 5YR NOTE (CBT)	(405)	USD	(49,023,986)	December 2013		(795,905)
US ULTRA T-BOND	(30)	USD	(4,262,813)	December 2013		(52,545)
Total					1,063,166	(2,831,789)

Forward Foreign Currency Exchange Contracts Open at September 30, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Credit Suisse	October 4, 2013	33,914,000 CHF	36,794,254 USD	—	(707,377)
Standard Chartered Bank	October 4, 2013	5,565,577 USD	248,670,000 PHP	146,731	—
J.P. Morgan Securities, Inc.	October 4, 2013	6,891,207 USD	8,803,000 SGD	125,674	—
UBS Securities LLC	October 9, 2013	11,248,000 NZD	8,876,584 USD	—	(460,563)
UBS Securities LLC	October 9, 2013	11,633,758 USD	155,313,000 MXN	224,050	—
Standard Chartered Bank	October 11, 2013	3,430,000 BRL	1,426,670 USD	—	(117,338)
Standard Chartered Bank	October 11, 2013	21,100,000 BRL	9,582,198 USD	84,075	—
Standard Chartered Bank	October 17, 2013	7,018,960 USD	228,046,000 THB	264,244	—
Deutsche Bank Securities Inc.	October 18, 2013	17,490,036 USD	57,927,000 MYR	264,293	—
Morgan Stanley	October 22, 2013	182,215,000 CZK	9,428,841 USD	—	(168,773)
HSBC Securities (USA), Inc.	October 22, 2013	5,206,241 USD	5,577,000 AUD	—	(10,967)
HSBC Securities (USA), Inc.	October 22, 2013	7,341,566 USD	7,890,000 AUD	8,392	—
State Street Bank & Trust Company	October 22, 2013	72,703,432 USD	54,446,000 EUR	957,851	—
Standard Chartered Bank	October 23, 2013	2,964,000 AUD	2,767,635 USD	6,709	—
Standard Chartered Bank	October 23, 2013	5,002,000 CHF	5,491,393 USD	—	(40,679)
Standard Chartered Bank	October 23, 2013	14,432,000 GBP	22,846,109 USD	—	(513,609)
Standard Chartered Bank	October 23, 2013	540,656,000 JPY	5,478,853 USD	—	(22,218)
Standard Chartered Bank	October 23, 2013	16,631,000 NOK	2,763,143 USD	—	(219)
Standard Chartered Bank	October 23, 2013	3,340,000 NZD	2,777,878 USD	8,190	—
Standard Chartered Bank	October 23, 2013	17,732,000 SEK	2,759,200 USD	1,572	—
J.P. Morgan Securities, Inc.	October 23, 2013	27,836,372 USD	2,749,245,000 JPY	136,671	—
J.P. Morgan Securities, Inc.	October 23, 2013	48,969,698 USD	4,800,000,000 JPY	—	(130,615)
Credit Suisse	October 25, 2013	14,305,000 ILS	3,985,601 USD	—	(71,884)
Deutsche Bank Securities Inc.	October 25, 2013	52,182,000 MXN	3,999,920 USD	21,819	—
HSBC Securities (USA), Inc.	October 25, 2013	6,383,000 PLN	1,987,235 USD	—	(53,651)
J.P. Morgan Securities, Inc.	October 25, 2013	3,864,062 USD	8,863,000 BRL	111,062	—
Citigroup Global Markets Inc.	October 25, 2013	3,942,846 USD	252,418,000 INR	52,957	—
Barclays Bank PLC	October 25, 2013	1,932,694 USD	64,178,000 RUB	39,396	—
HSBC Securities (USA), Inc.	October 29, 2013	7,394,000 CAD	7,167,833 USD	—	(5,571)
J.P. Morgan Securities, Inc.	October 29, 2013	7,860,000 PLN	2,512,386 USD	—	(93)
Citigroup Global Markets Inc.	October 30, 2013	101,293,000 CHF	111,666,644 USD	—	(367,519)
Goldman, Sachs & Co.	October 30, 2013	49,665,000 EUR	67,015,964 USD	—	(178,444)
Barclays Bank PLC	October 30, 2013	27,746,000 GBP	44,470,817 USD	—	(436,305)
Credit Suisse	October 30, 2013	44,380,548 USD	4,379,295,000 JPY	179,912	—
Morgan Stanley	October 30, 2013	849,445 USD	5,114,000 NOK	41	—
Morgan Stanley	October 30, 2013	112,689,631 USD	668,136,000 NOK	—	(1,705,602)
State Street Bank & Trust Company	October 30, 2013	67,294,698 USD	81,055,000 NZD	—	(125,238)
Citigroup Global Markets Inc.	November 1, 2013	16,710,250 USD	18,013,650,000 KRW	775	—
Total				2,634,414	(5,116,665)

Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the value of these securities amounted to $164,108,885 or 16.59% of net assets.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(f)	Variable rate security.
(g)	Zero coupon bond.
(h)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of September 30, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(i)	The rate shown is the seven-day current annualized yield at September 30, 2013.

(j)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	123,146,933	436,784,630	(517,722,729)	42,208,834	86,211	42,208,834

(k)

At September 30, 2013, the cost of securities for federal income tax purposes was approximately $955,170,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$46,894,000
Unrealized Depreciation	(25,068,000)
Net Unrealized Appreciation	$21,826,000

(l)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
CMO	Collateralized Mortgage Obligation

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	273,792,141	—	273,792,141
Residential Mortgage-Backed Securities - Agency	—	63,518,431	—	63,518,431
Residential Mortgage-Backed Securities - Non-Agency	—	378,242	—	378,242
Commercial Mortgage-Backed Securities - Agency	—	30,068,742	—	30,068,742
Commercial Mortgage-Backed Securities - Non-Agency	—	28,438,866	—	28,438,866
Asset-Backed Securities - Non-Agency	—	26,662,385	—	26,662,385
Inflation-Indexed Bonds	—	23,325,740	—	23,325,740
U.S. Treasury Obligations	3,139,120	—	—	3,139,120
Foreign Government Obligations	—	471,863,888	—	471,863,888
Total Bonds	3,139,120	918,048,435	—	921,187,555
Short-Term Securities
Treasury Bills	—	9,706,065	—	9,706,065
Total Short-Term Securities	—	9,706,065	—	9,706,065
Other
Senior Loans	—	3,893,110	—	3,893,110
Total Other	—	3,893,110	—	3,893,110
Mutual Funds
Money Market Funds	42,208,834	—	—	42,208,834
Total Mutual Funds	42,208,834	—	—	42,208,834
Investments in Securities	45,347,954	931,647,610	—	976,995,564
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	2,634,414	—	2,634,414
Futures Contracts	1,063,166	—	—	1,063,166
Liabilities
Forward Foreign Currency Exchange Contracts	—	(5,116,665)	—	(5,116,665)
Futures Contracts	(2,831,789)	—	—	(2,831,789)
Total	43,579,331	929,165,359	—	972,744,690

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – High Yield Bond Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 91.1%
Aerospace & Defense 2.4%
ADS Tactical, Inc. Senior Secured (a)
04/01/18	11.000%	$3,745,000	$3,407,950
Bombardier, Inc. Senior Notes (a)
01/15/23	6.125%	634,000	635,585
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	1,932,000	2,076,900
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	3,941,000	4,285,837
Oshkosh Corp.
03/01/20	8.500%	1,710,000	1,885,275
TransDigm, Inc.
10/15/20	5.500%	942,000	923,160
TransDigm, Inc. (a)
07/15/21	7.500%	1,184,000	1,272,800
Total			14,487,507
Automotive 2.7%
Allison Transmission, Inc. (a)
05/15/19	7.125%	1,574,000	1,680,245
American Axle & Manufacturing, Inc.
03/15/21	6.250%	1,047,000	1,078,410
Chrysler Group LLC/Co-Issuer, Inc.
Secured
06/15/19	8.000%	266,000	293,930
06/15/21	8.250%	896,000	1,003,520
Dana Holding Corp. Senior Unsecured
02/15/21	6.750%	1,890,000	2,017,575
Delphi Corp.
02/15/23	5.000%	1,165,000	1,202,862
General Motors Financial Co., Inc. (a)
05/15/18	3.250%	306,000	297,585
05/15/23	4.250%	438,000	400,223
Jaguar Land Rover Automotive PLC (a)
02/01/23	5.625%	1,512,000	1,477,980
Lear Corp.
03/15/20	8.125%	202,000	222,705
Schaeffler Finance BV (a)
Senior Secured
02/15/19	8.500%	1,097,000	1,228,640
05/15/21	4.750%	1,052,000	1,020,440
Schaeffler Holding Finance BV Senior Secured PIK (a)
08/15/18	6.875%	855,000	898,455
Titan International, Inc. Senior Secured (a)(b)
10/01/20	6.875%	832,000	838,240

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Automotive (continued)
Visteon Corp.
04/15/19	6.750%	$2,394,000	$2,543,625
Total			16,204,435
Banking 1.9%
Ally Financial, Inc.
03/15/20	8.000%	6,223,000	7,156,450
09/15/20	7.500%	1,047,000	1,176,566
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	2,456,000	2,775,280
Total			11,108,296
Brokerage 0.7%
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	1,559,000	1,660,335
Nuveen Investments, Inc. (a)
Senior Unsecured
10/15/17	9.125%	389,000	382,193
10/15/20	9.500%	2,327,000	2,274,642
Total			4,317,170
Building Materials 1.6%
Allegion US Holding Co., Inc. (a)(b)
10/01/21	5.750%	1,070,000	1,084,713
American Builders & Contractors Supply Co., Inc. Senior Unsecured (a)
04/15/21	5.625%	1,821,000	1,775,475
Gibraltar Industries, Inc.
02/01/21	6.250%	470,000	474,700
HD Supply, Inc.
07/15/20	11.500%	860,000	1,025,550
HD Supply, Inc. (a)
Senior Unsecured
07/15/20	7.500%	2,145,000	2,222,756
Interface, Inc.
12/01/18	7.625%	560,000	607,600
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	501,000	518,535
Nortek, Inc.
12/01/18	10.000%	339,000	372,053
04/15/21	8.500%	1,545,000	1,680,187
Total			9,761,569
Chemicals 2.3%
Celanese U.S. Holdings LLC
06/15/21	5.875%	553,000	577,885
11/15/22	4.625%	743,000	711,422
Huntsman International LLC
11/15/20	4.875%	703,000	666,093
03/15/21	8.625%	175,000	194,250

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
JM Huber Corp. Senior Notes (a)
11/01/19	9.875%	$1,650,000	$1,881,000
Momentive Performance Materials, Inc.
Senior Secured
10/15/20	8.875%	1,905,000	1,995,487
10/15/20	10.000%	302,000	315,213
PQ Corp. Secured (a)
05/01/18	8.750%	5,209,000	5,534,562
SPCM SA Senior Unsecured (a)(b)
01/15/22	6.000%	276,000	277,380
U.S. Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV (a)
05/01/21	7.375%	1,535,000	1,604,075
Total			13,757,367
Construction Machinery 2.3%
CNH Capital LLC
04/15/18	3.625%	1,200,000	1,194,000
Case New Holland, Inc.
12/01/17	7.875%	4,976,000	5,784,600
Columbus McKinnon Corp.
02/01/19	7.875%	674,000	721,180
H&E Equipment Services, Inc.
09/01/22	7.000%	227,000	241,755
Neff Rental LLC/Finance Corp. Secured (a)
05/15/16	9.625%	2,536,000	2,694,500
United Rentals North America, Inc.
05/15/20	7.375%	851,000	916,952
04/15/22	7.625%	916,000	996,150
Senior Unsecured
02/01/21	8.250%	1,025,000	1,137,750
Total			13,686,887
Consumer Cyclical Services 2.1%
Corrections Corp. of America
05/01/23	4.625%	1,290,000	1,201,313
Goodman Networks, Inc. (a)
Senior Secured
07/01/18	12.125%	815,000	863,900
07/01/18	13.125%	1,686,000	1,778,730
Monitronics International, Inc.
04/01/20	9.125%	915,000	960,750
Monitronics International, Inc. (a)
Senior Unsecured
04/01/20	9.125%	480,000	502,800
Service Corp., International Senior Unsecured (a)
01/15/22	5.375%	695,000	662,856

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Cyclical Services (continued)
Vivint, Inc. (a)
12/01/20	8.750%	$2,659,000	$2,612,467
Senior Secured
12/01/19	6.375%	3,928,000	3,711,960
Total			12,294,776
Consumer Products 1.4%
Libbey Glass, Inc. Senior Secured
05/15/20	6.875%	598,000	636,870
Serta Simmons Holdings LLC Senior Unsecured (a)
10/01/20	8.125%	1,981,000	2,075,097
Spectrum Brands Escrow Corp. (a)
11/15/20	6.375%	1,397,000	1,456,373
11/15/22	6.625%	722,000	749,075
Spectrum Brands, Inc.
03/15/20	6.750%	1,532,000	1,627,750
Springs Window Fashions LLC Senior Secured (a)
06/01/21	6.250%	1,514,000	1,483,720
Tempur Sealy International, Inc.
12/15/20	6.875%	458,000	478,610
Total			8,507,495
Diversified Manufacturing 1.0%
Amsted Industries, Inc. Senior Notes (a)
03/15/18	8.125%	2,451,000	2,598,060
Gardner Denver, Inc. Senior Unsecured (a)
08/15/21	6.875%	1,773,000	1,750,838
Hamilton Sundstrand Corp. Senior Unsecured (a)
12/15/20	7.750%	1,488,000	1,528,920
Total			5,877,818
Electric 0.9%
AES Corp. (The)
Senior Unsecured
06/01/20	8.000%	1,290,000	1,470,600
07/01/21	7.375%	206,000	226,600
Calpine Corp. Senior Secured (a)
02/15/21	7.500%	1,744,000	1,844,280
GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	1,585,000	1,783,125
Total			5,324,605

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Entertainment 1.5%
AMC Entertainment, Inc.
06/01/19	8.750%	$1,582,000	$1,700,650
12/01/20	9.750%	1,388,000	1,582,320
Activision Blizzard, Inc. (a)
09/15/21	5.625%	3,684,000	3,688,605
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (a)
03/15/21	5.250%	1,170,000	1,117,350
United Artists Theatre Circuit, Inc. (c)(d)
1995-A Pass-Through Certificates
07/01/15	9.300%	574,992	574,992
07/01/15	9.300%	187,890	187,890
Total			8,851,807
Environmental 0.3%
Clean Harbors, Inc.
08/01/20	5.250%	1,186,000	1,174,140
06/01/21	5.125%	535,000	516,944
Total			1,691,084
Food and Beverage 1.0%
ARAMARK Corp. (a)
03/15/20	5.750%	1,201,000	1,213,010
B&G Foods, Inc.
06/01/21	4.625%	2,242,000	2,141,110
Constellation Brands Inc. Senior Unsecured
05/01/23	4.250%	634,000	581,695
Cott Beverages, Inc.
09/01/18	8.125%	898,000	972,085
Pinnacle Foods Finance LLC/Corp. (a)
05/01/21	4.875%	986,000	916,980
Total			5,824,880
Gaming 4.4%
Boyd Gaming Corp.
07/01/20	9.000%	265,000	288,188
Caesars Entertainment Operating Co., Inc.
Senior Secured
02/15/20	8.500%	1,143,000	1,051,560
02/15/20	9.000%	2,230,000	2,098,987
MGM Resorts International
03/01/18	11.375%	2,059,000	2,620,077
10/01/20	6.750%	185,000	194,250
12/15/21	6.625%	1,357,000	1,404,495
PNK Finance Corp. (a)
08/01/21	6.375%	2,143,000	2,185,860
Pinnacle Entertainment, Inc.
04/01/22	7.750%	57,000	59,993
ROC Finance LLC/Corp. Secured (a)
09/01/18	12.125%	1,885,000	2,087,638
Seminole Indian Tribe of Florida, Inc. (a)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming (continued)
Senior Secured
10/01/20	6.535%	$3,265,000	$3,493,550
Senior Unsecured
10/01/20	7.804%	705,000	753,504
Seneca Gaming Corp. (a)
12/01/18	8.250%	1,745,000	1,873,694
Studio City Finance Ltd. (a)
12/01/20	8.500%	1,971,000	2,158,245
SugarHouse HSP Gaming LP/Finance Corp. Senior Secured (a)
06/01/21	6.375%	1,012,000	966,460
Tunica-Biloxi Gaming Authority Senior Unsecured (a)
11/15/15	9.000%	5,259,000	4,746,247
Total			25,982,748
Gas Pipelines 4.3%
Access Midstream Partners LP/Finance Corp.
04/15/21	5.875%	957,000	983,318
05/15/23	4.875%	2,415,000	2,270,100
El Paso LLC Senior Secured
09/15/20	6.500%	4,416,000	4,609,231
Hiland Partners LP/Finance Corp. (a)
10/01/20	7.250%	4,267,000	4,448,347
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	1,547,000	1,628,217
02/15/23	5.500%	1,926,000	1,930,815
07/15/23	4.500%	287,000	270,498
Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	2,083,000	2,234,017
07/15/21	6.500%	2,902,000	3,047,100
04/15/23	5.500%	724,000	695,040
Regency Energy Partners LP/Finance Corp. (a)
11/01/23	4.500%	944,000	854,320
Sabine Pass Liquefaction LLC (a)
Senior Secured
02/01/21	5.625%	1,690,000	1,654,087
04/15/23	5.625%	1,046,000	1,002,853
Total			25,627,943
Health Care 7.2%
Amsurg Corp.
11/30/20	5.625%	719,000	719,000
Biomet, Inc.
08/01/20	6.500%	2,144,000	2,213,680
10/01/20	6.500%	890,000	902,238
CHS/Community Health Systems, Inc. Senior Secured
08/15/18	5.125%	2,131,000	2,168,292
ConvaTec Finance International SA Senior Unsecured PIK (a)
01/15/19	8.250%	1,424,000	1,424,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
ConvaTec Healthcare E SA Senior Unsecured (a)
12/15/18	10.500%	$3,147,000	$3,556,110
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	3,031,000	2,996,901
Emdeon, Inc.
12/31/19	11.000%	1,775,000	2,023,500
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	554,000	577,545
01/31/22	5.875%	1,302,000	1,334,550
Fresenius Medical Care U.S. Finance, Inc. (a)
09/15/18	6.500%	460,000	504,850
HCA Holdings, Inc. Senior Unsecured
02/15/21	6.250%	1,432,000	1,455,270
HCA, Inc.
02/15/22	7.500%	3,233,000	3,548,217
05/01/23	5.875%	552,000	542,340
Senior Secured
02/15/20	6.500%	3,313,000	3,590,464
05/01/23	4.750%	350,000	329,438
Healthcare Technology Intermediate, Inc. Senior Unsecured PIK (a)
09/01/18	7.375%	919,000	939,678
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	1,081,000	1,121,537
IMS Health, Inc. Senior Unsecured (a)
11/01/20	6.000%	1,002,000	1,023,292
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured
11/01/18	10.500%	858,000	945,945
MPH Intermediate Holding Co. 2 Senior Unsecured PIK (a)
08/01/18	8.375%	1,050,000	1,075,594
Physio-Control International, Inc. Senior Secured (a)
01/15/19	9.875%	1,356,000	1,518,720
Radnet Management, Inc.
04/01/18	10.375%	665,000	703,238
STHI Holding Corp. Secured (a)
03/15/18	8.000%	686,000	739,165
Tenet Healthcare Corp.
Senior Secured
04/01/21	4.500%	2,075,000	1,945,312
Tenet Healthcare Corp. (a)
Senior Secured
10/01/20	6.000%	886,000	905,935
Senior Unsecured
04/01/22	8.125%	2,961,000	3,097,946

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Truven Health Analytics, Inc.
06/01/20	10.625%	$872,000	$950,480
Universal Hospital Services, Inc. Secured
08/15/20	7.625%	79,000	81,568
Total			42,934,805
Home Construction 1.5%
Ashton Woods U.S.A. LLC/Finance Co. (a)
02/15/21	6.875%	193,000	187,693
Beazer Homes USA, Inc.
05/15/19	9.125%	98,000	103,390
02/01/23	7.250%	386,000	370,560
Brookfield Residential Properties, Inc. /U.S. Corp. (a)
07/01/22	6.125%	577,000	565,460
KB Home
03/15/20	8.000%	706,000	762,480
09/15/22	7.500%	561,000	582,038
Meritage Homes Corp.
03/01/18	4.500%	994,000	976,605
04/01/22	7.000%	677,000	717,620
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	1,140,000	1,254,000
Standard Pacific Corp.
12/15/21	6.250%	888,000	888,000
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/20	7.750%	1,043,000	1,139,477
04/15/20	7.750%	326,000	356,155
04/15/21	5.250%	699,000	651,817
Woodside Homes Co. LLC / Finance, Inc. Senior Unsecured (a)
12/15/21	6.750%	603,000	603,000
Total			9,158,295
Independent Energy 11.7%
Athlon Holdings LP/Finance Corp. (a)
04/15/21	7.375%	2,360,000	2,407,200
Aurora U.S.A. Oil & Gas, Inc. (a)
04/01/20	7.500%	2,363,000	2,351,185
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	1,557,000	1,697,130
Chesapeake Energy Corp.
08/15/20	6.625%	4,129,000	4,454,159
02/15/21	6.125%	3,500,000	3,631,250
03/15/23	5.750%	1,158,000	1,160,895
Comstock Resources, Inc.
06/15/20	9.500%	2,707,000	2,950,630
Concho Resources, Inc.
01/15/21	7.000%	1,582,000	1,732,290
01/15/22	6.500%	1,515,000	1,624,838
04/01/23	5.500%	1,278,000	1,262,025

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Continental Resources, Inc.
10/01/20	7.375%	$618,000	$685,980
04/01/21	7.125%	1,656,000	1,846,440
09/15/22	5.000%	5,262,000	5,294,887
04/15/23	4.500%	2,972,000	2,916,275
EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	283,000	307,055
EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	1,564,000	1,755,590
Halcon Resources Corp.
05/15/21	8.875%	810,000	830,250
Kodiak Oil & Gas Corp.
12/01/19	8.125%	2,296,000	2,508,380
Kodiak Oil & Gas Corp. (a)
01/15/21	5.500%	1,933,000	1,899,172
02/01/22	5.500%	3,322,000	3,238,950
Laredo Petroleum, Inc.
02/15/19	9.500%	4,163,000	4,620,930
05/01/22	7.375%	1,117,000	1,184,020
MEG Energy Corp. (a)(b)
03/31/24	7.000%	2,124,000	2,137,275
Oasis Petroleum, Inc.
02/01/19	7.250%	2,317,000	2,456,020
11/01/21	6.500%	2,238,000	2,361,090
01/15/23	6.875%	1,476,000	1,564,560
Oasis Petroleum, Inc. (a)
03/15/22	6.875%	1,140,000	1,202,700
QEP Resources, Inc. Senior Unsecured
05/01/23	5.250%	2,448,000	2,282,760
Range Resources Corp.
03/15/23	5.000%	3,207,000	3,078,720
SM Energy Co.
Senior Unsecured
11/15/21	6.500%	889,000	924,560
01/01/23	6.500%	697,000	710,940
SM Energy Co. (a)
Senior Unsecured
01/15/24	5.000%	1,199,000	1,103,080
Whiting Petroleum Corp.
10/01/18	6.500%	106,000	111,565
Whiting Petroleum Corp. (a)
03/15/21	5.750%	1,636,000	1,672,810
Total			69,965,611
Lodging 0.7%
Choice Hotels International, Inc.
07/01/22	5.750%	701,000	725,535
Hilton Worldwide Finance/Corp. (a)(b)
10/15/21	5.625%	1,601,000	1,609,005

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Lodging (continued)
Playa Resorts Holding BV Senior Unsecured (a)
08/15/20	8.000%	$1,528,000	$1,621,125
Total			3,955,665
Media Cable 3.7%
CCO Holdings LLC/Capital Corp.
01/31/22	6.625%	300,000	304,500
09/30/22	5.250%	815,000	753,875
CSC Holdings LLC Senior Unsecured
02/15/19	8.625%	888,000	1,030,080
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	2,263,000	2,421,410
Cablevision Systems Corp.
Senior Unsecured
04/15/20	8.000%	510,000	568,650
09/15/22	5.875%	1,815,000	1,778,700
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (a)
09/15/20	6.375%	2,156,000	2,199,120
Cogeco Cable, Inc. (a)
05/01/20	4.875%	428,000	408,740
DISH DBS Corp.
09/01/19	7.875%	1,007,000	1,147,980
06/01/21	6.750%	3,213,000	3,377,666
07/15/22	5.875%	2,268,000	2,233,980
03/15/23	5.000%	1,378,000	1,278,095
Quebecor Media, Inc. Senior Unsecured
01/15/23	5.750%	1,984,000	1,869,920
Unitymedia Hessen GmbH & Co. KG NRW Senior Secured (a)
01/15/23	5.500%	920,000	876,300
Videotron Ltd.
07/15/22	5.000%	1,002,000	951,900
WaveDivision Escrow LLC/Corp. Senior Unsecured (a)
09/01/20	8.125%	47,000	49,115
WideOpenWest Finance LLC/Capital Corp.
07/15/19	10.250%	500,000	540,000
Total			21,790,031
Media Non-Cable 7.2%
AMC Networks, Inc.
07/15/21	7.750%	4,128,000	4,582,080
12/15/22	4.750%	1,105,000	1,033,175
Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	2,404,000	2,325,870

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable (continued)
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	$2,997,000	$3,094,402
11/15/22	6.500%	1,218,000	1,236,270
11/15/22	6.500%	2,883,000	2,940,660
Hughes Satellite Systems Corp.
06/15/21	7.625%	2,480,000	2,672,200
Senior Secured
06/15/19	6.500%	571,000	603,833
Intelsat Jackson Holdings SA
10/15/20	7.250%	3,600,000	3,843,000
Senior Unsecured
04/01/21	7.500%	1,225,000	1,323,000
Intelsat Luxembourg SA (a)
06/01/21	7.750%	746,000	772,110
06/01/23	8.125%	2,110,000	2,220,775
MDC Partners, Inc. (a)
04/01/20	6.750%	1,837,000	1,859,962
National CineMedia LLC Senior Secured
04/15/22	6.000%	1,555,000	1,586,100
Nielsen Finance Co. SARL (The) (a)
10/01/21	5.500%	1,806,000	1,810,515
Nielsen Finance LLC/Co.
10/01/20	4.500%	3,026,000	2,912,525
Sinclair Television Group, Inc. (a)(b)
11/01/21	6.375%	516,000	514,710
Sirius XM Radio, Inc. Senior Unsecured (a)
05/15/23	4.625%	995,000	907,938
Univision Communications, Inc. (a)
05/15/21	8.500%	1,376,000	1,499,840
Senior Secured
11/01/20	7.875%	2,400,000	2,622,000
05/15/23	5.125%	2,438,000	2,334,385
Total			42,695,350
Metals 2.4%
Alpha Natural Resources, Inc.
04/15/18	9.750%	875,000	888,125
ArcelorMittal
Senior Unsecured
03/01/21	6.000%	830,000	850,750
02/25/22	6.750%	1,377,000	1,454,696
Arch Coal, Inc.
06/15/21	7.250%	94,000	70,970
Arch Coal, Inc. (a)
06/15/19	9.875%	1,957,000	1,741,730
CONSOL Energy, Inc.
03/01/21	6.375%	86,000	88,150
Calcipar SA Senior Secured (a)
05/01/18	6.875%	369,000	384,683
FMG Resources August 2006 Proprietary Ltd. (a)
11/01/19	8.250%	1,789,000	1,936,592

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals (continued)
FQM Akubra, Inc. (a)
06/01/20	8.750%	$3,394,000	$3,631,580
06/01/21	7.500%	194,000	198,850
JMC Steel Group, Inc. Senior Notes (a)
03/15/18	8.250%	1,451,000	1,418,353
Peabody Energy Corp.
11/15/18	6.000%	1,756,000	1,751,610
Total			14,416,089
Non-Captive Consumer 0.7%
Provident Funding Associates LP/PFG Finance Corp. (a)
06/15/21	6.750%	1,784,000	1,792,920
Springleaf Finance Corp.
Senior Unsecured
12/15/17	6.900%	1,119,000	1,172,152
Springleaf Finance Corp. (a)
Senior Unsecured
10/01/21	7.750%	715,000	744,494
10/01/23	8.250%	715,000	748,069
Total			4,457,635
Non-Captive Diversified 3.1%
Air Lease Corp.
03/01/20	4.750%	2,907,000	2,856,128
CIT Group, Inc.
Senior Unsecured
03/15/18	5.250%	954,000	999,315
05/15/20	5.375%	1,332,000	1,378,620
08/01/23	5.000%	355,000	343,700
CIT Group, Inc. (a)
Senior Secured
04/01/18	6.625%	2,400,000	2,652,000
Senior Unsecured
02/15/19	5.500%	3,351,000	3,526,927
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	2,420,000	2,801,150
05/15/19	6.250%	607,000	637,350
12/15/20	8.250%	1,968,000	2,243,520
04/15/21	4.625%	1,153,000	1,067,420
Total			18,506,130
Oil Field Services 1.7%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	4,182,000	4,380,645
Green Field Energy Services, Inc. (a)
Secured
11/15/16	13.000%	2,669,000	2,402,100
11/15/16	13.000%	64,000	57,600
Oil States International, Inc. (a)
01/15/23	5.125%	1,132,000	1,239,540

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Oil Field Services (continued)
Pacific Drilling SA Senior Secured (a)
06/01/20	5.375%	$2,222,000	$2,166,450
Total			10,246,335
Other Financial Institutions 0.1%
Patriot Merger Corp. Senior Unsecured (a)
07/15/21	9.000%	632,000	652,540
Other Industry 0.6%
Interline Brands, Inc.
11/15/18	7.500%	2,402,000	2,543,118
Unifrax I LLC/Holding Co. (a)
02/15/19	7.500%	963,000	963,000
Total			3,506,118
Packaging 1.4%
BOE Intermediate Holding Corp. Senior Unsecured PIK (a)
11/01/17	9.000%	430,000	449,350
BOE Merger Corp. Senior Unsecured PIK (a)
11/01/17	9.500%	470,000	488,800
Plastipak Holdings, Inc. Senior Unsecured (a)(b)
10/01/21	6.500%	2,070,000	2,090,700
Reynolds Group Issuer, Inc. LLC Senior Secured
10/15/20	5.750%	870,000	873,263
Reynolds Group Issuer, Inc./LLC
04/15/19	9.000%	1,080,000	1,134,000
08/15/19	9.875%	484,000	525,140
02/15/21	8.250%	2,701,000	2,721,257
Total			8,282,510
Paper 0.3%
Graphic Packaging International, Inc.
04/15/21	4.750%	1,584,000	1,540,440
Pharmaceuticals 1.2%
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (a)
12/01/19	9.500%	622,000	698,973
Valeant Pharmaceuticals International (a)
10/15/20	6.375%	2,858,000	2,958,030
Senior Unsecured
08/15/18	6.750%	1,298,000	1,388,860
07/15/21	7.500%	1,855,000	1,998,762
Total			7,044,625

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Property & Casualty 0.6%
Alliant Holdings, Inc. Senior Unsecured (a)
12/15/20	7.875%	$523,000	$536,075
HUB International Ltd. Senior Unsecured (a)(b)
10/01/21	7.875%	3,034,000	3,037,793
Total			3,573,868
REITs 0.2%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	1,417,000	1,406,373
Retailers 1.9%
AutoNation, Inc.
02/01/20	5.500%	125,000	130,156
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	1,633,000	1,816,712
Burlington Holdings LLC/Finance, Inc. Senior Unsecured PIK (a)
02/15/18	9.000%	1,826,000	1,876,215
Claire’s Stores, Inc. Senior Secured (a)
03/15/20	6.125%	1,074,000	1,063,260
Jo-Ann Stores, Inc. Senior Unsecured (a)
03/15/19	8.125%	1,184,000	1,207,680
L Brands, Inc.
02/15/22	5.625%	572,000	586,300
Michaels FinCo Holdings LLC/Inc. Senior Unsecured PIK (a)
08/01/18	7.500%	1,778,000	1,795,780
Rite Aid Corp.
03/15/20	9.250%	1,471,000	1,669,585
Senior Unsecured
02/15/27	7.700%	602,000	617,050
Rite Aid Corp. (a)
06/15/21	6.750%	485,000	503,794
Total			11,266,532
Technology 4.2%
Alliance Data Systems Corp. (a)
12/01/17	5.250%	1,509,000	1,546,725
04/01/20	6.375%	836,000	871,530
Ancestry.com, Inc. Senior Unsecured PIK (a)
10/15/18	9.625%	972,000	974,430
Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	1,219,000	1,316,520
Cardtronics, Inc.
09/01/18	8.250%	2,190,000	2,359,725

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
DuPont Fabros Technology LP Senior Unsecured (a)
09/15/21	5.875%	$666,000	$666,000
Equinix, Inc. Senior Unsecured
04/01/20	4.875%	683,000	662,510
First Data Corp.
01/15/21	12.625%	3,105,000	3,415,500
First Data Corp. (a)
01/15/21	11.250%	399,000	416,955
06/15/21	10.625%	235,000	238,525
08/15/21	11.750%	650,000	627,250
Secured
01/15/21	8.250%	2,190,000	2,261,175
Senior Secured
06/15/19	7.375%	1,733,000	1,815,318
08/15/20	8.875%	2,605,000	2,872,012
NXP BV/Funding LLC (a)
02/15/21	5.750%	1,698,000	1,723,470
Nuance Communications, Inc. (a)
08/15/20	5.375%	2,196,000	2,080,710
VeriSign, Inc. (a)
05/01/23	4.625%	1,140,000	1,071,600
Total			24,919,955
Textile 0.1%
Quiksilver Inc./QS Wholesale Inc. (a)
08/01/20	10.000%	296,000	312,280
Senior Secured
08/01/18	7.875%	215,000	224,138
Total			536,418
Transportation Services 0.7%
Hertz Corp. (The)
10/15/18	7.500%	862,000	928,805
01/15/21	7.375%	824,000	885,800
10/15/22	6.250%	874,000	902,405
LBC Tank Terminals Holding Netherlands BV (a)
05/15/23	6.875%	1,749,000	1,757,745
Total			4,474,755
Wireless 6.0%
Crown Castle International Corp. Senior Unsecured
01/15/23	5.250%	1,825,000	1,679,000
MetroPCS Wireless, Inc. (a)
04/01/23	6.625%	1,167,000	1,167,000
NII Capital Corp.
04/01/21	7.625%	1,390,000	986,900
NII International Telecom SCA (a)
08/15/19	7.875%	1,309,000	1,187,917
08/15/19	11.375%	5,748,000	5,949,180

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
SBA Telecommunications, Inc.
07/15/20	5.750%	$2,993,000	$2,970,552
Sprint Communications, Inc.
Senior Unsecured
08/15/17	8.375%	565,000	638,450
08/15/20	7.000%	729,000	741,758
11/15/21	11.500%	1,496,000	1,922,360
11/15/22	6.000%	3,569,000	3,283,480
Sprint Communications, Inc. (a)
11/15/18	9.000%	5,812,000	6,814,570
03/01/20	7.000%	1,463,000	1,572,725
Sprint Corp. (a)
09/15/21	7.250%	1,627,000	1,643,270
09/15/23	7.875%	1,627,000	1,659,540
Wind Acquisition Finance SA (a)
Secured
07/15/17	11.750%	293,000	311,313
Senior Secured
04/30/20	6.500%	3,102,000	3,179,550
Total			35,707,565
Wirelines 3.1%
CenturyLink, Inc.
Senior Unsecured
04/01/20	5.625%	665,000	649,206
06/15/21	6.450%	2,666,000	2,652,670
Frontier Communications Corp.
Senior Unsecured
03/15/19	7.125%	2,824,000	2,996,970
07/01/21	9.250%	231,000	264,495
04/15/22	8.750%	931,000	1,017,117
01/15/23	7.125%	212,000	211,470
04/15/24	7.625%	1,686,000	1,686,000
Level 3 Communications, Inc. Senior Unsecured
02/01/19	11.875%	1,908,000	2,194,200
Level 3 Financing, Inc.
04/01/19	9.375%	552,000	608,580
07/01/19	8.125%	1,035,000	1,107,450
06/01/20	7.000%	687,000	693,870
Windstream Corp.
09/01/18	8.125%	355,000	381,625
10/15/20	7.750%	758,000	782,635
10/01/21	7.750%	755,000	779,538
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	1,419,000	1,628,302
Senior Secured
01/01/20	8.125%	818,000	894,688
Total			18,548,816
Total Corporate Bonds & Notes (Cost: $526,806,551)			$542,892,848

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 6.8%
Automotive 0.1%
Affinia Group, Inc. Tranche B2 Term Loan (e)(f)
04/25/20	4.750%	$612,465	$612,465
Brokerage 0.2%
Nuveen Investments, Inc. Tranche B 2nd Lien Term Loan (e)(f)
02/28/19	6.500%	1,392,000	1,380,405
Chemicals 0.6%
Axalta Coating Systems Dutch Holding BBV/U.S. Holdings, Inc. Tranche B Term Loan (e)(f)
02/01/20	4.750%	790,030	792,250
MacDermid, Inc. Tranche B 2nd Lien Term Loan (e)(f)
12/07/20	7.750%	741,000	748,410
PQ Corp. Term Loan (e)(f)
08/07/17	4.500%	2,281,757	2,287,462
Total			3,828,122
Construction Machinery 0.5%
CPM Acquisition Corp. (e)(f)
1st Lien Term Loan
08/29/17	6.250%	1,925,550	1,925,550
2nd Lien Term Loan
03/01/18	10.250%	1,248,000	1,251,120
Total			3,176,670
Consumer Cyclical Services 0.4%
New Breed, Inc. Term Loan (e)(f)
10/01/19	6.000%	2,204,342	2,200,904
Consumer Products 0.2%
Serta Simmons Holdings LLC Term Loan (e)(f)
10/01/19	5.000%	1,251,543	1,252,656
Food and Beverage 0.2%
New HB Acquisition LLC Tranche B Term Loan (e)(f)
04/09/20	6.750%	901,000	922,777

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Gaming 0.2%
ROC Finance LLC Tranche B Term Loan (e)(f)
06/20/19	5.000%	$905,000	$904,149
Health Care 1.4%
American Renal Holdings, Inc. 2nd Lien Term Loan (e)(f)
03/20/20	8.500%	2,269,000	2,234,965
ConvaTec, Inc. Term Loan (e)(f)
12/22/16	5.000%	266,639	267,495
U.S. Renal Care, Inc. (b)(e)(f)
2nd Lien Term Loan
07/03/20	8.500%	504,000	504,842
Tranche B1 1st Lien Term Loan
07/03/19	5.250%	400,000	404,000
U.S. Renal Care, Inc. (e)(f)
2nd Lien Term Loan
01/03/20	10.250%	1,554,000	1,561,770
Tranche B1 1st Lien Term Loan
07/03/19	5.250%	1,538,460	1,553,845
United Surgical Partners International, Inc. Tranche B Term Loan (e)(f)
04/03/19	4.750%	1,562,270	1,567,159
Total			8,094,076
Lodging 0.4%
Four Seasons Holdings, Inc. 2nd Lien Term Loan (e)(f)
12/28/20	6.250%	414,000	422,280
Hilton Worldwide Financial LLC Tranche B-2 Term Loan (b)(e)(f)
08/07/20	4.000%	1,508,000	1,505,255
Playa Resorts Holding Term Loan (e)(f)
08/09/19	4.750%	571,000	573,855
Total			2,501,390
Media Cable —%
TWCC Holding Corp. 2nd Lien Term Loan (e)(f)
06/26/20	7.000%	192,000	196,800
Media Non-Cable 0.2%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan (e)(f)
09/16/19	7.500%	1,176,290	1,189,523

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Property & Casualty 0.7%
Alliant Holdings I, Inc. Term Loan (e)(f)
12/20/19	5.000%	$819,805	$819,125
Lonestar Intermediate Super Holdings LLC Term Loan (e)(f)
09/02/19	11.000%	3,053,000	3,182,752
Total			4,001,877
Retailers 0.2%
Rite Aid Corp. Tranche 1 2nd Lien Term Loan (e)(f)
08/21/20	5.750%	1,194,000	1,221,856
Technology 1.4%
Ancestry.com, Inc. Tranche B1 Term Loan (e)(f)
12/28/18	5.250%	2,054,562	2,063,725
Blue Coat Systems, Inc. 2nd Lien Term Loan (e)(f)
06/28/20	9.500%	1,661,000	1,665,153
ION Trading Technologies SARL 2nd Lien Term Loan (e)(f)
05/22/21	8.250%	2,322,092	2,319,189
Triple Point Group Holdings, Inc. (e)(f)
1st Lien Term Loan
07/10/20	5.250%	1,267,000	1,228,990
2nd Lien Term Loan
07/10/21	9.250%	1,226,000	1,158,570
Total			8,435,627
Wirelines 0.1%
Integra Telecom Holdings, Inc. (e)(f)
2nd Lien Term Loan
02/21/20	9.750%	206,000	210,990
Tranche B Term Loan

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Wirelines (continued)
02/22/19	5.250%	$592,025	$594,985
Total			805,975
Total Senior Loans (Cost: $40,127,909)			$40,725,272

Issuer		Shares	Value

Warrants —%
ENERGY —%
Energy Equipment & Services —%
Green Field Energy Services, Inc. (g)		2,669	$93,415
Total Warrants (Cost: $108,000)			$93,415

Limited Partnerships —%
Financials —%
Diversified Financial Services —%
Varde Fund V LP (c)(d)		5,000,000	15,406
TOTAL FINANCIALS			15,406
Total Limited Partnerships (Cost: $—)			$15,406

		Shares	Value

Money Market Funds 2.3%
Columbia Short-Term Cash Fund, 0.089% (h)(i)		13,779,877	$13,779,877
Total Money Market Funds (Cost: $13,779,877)			$13,779,877
Total Investments (Cost: $580,822,337) (j)			$597,506,818(k	)
Other Assets & Liabilities, Net			(1,158,025)
Net Assets			$596,348,793

Investments in Derivatives
Futures Contracts Outstanding at September 30, 2013

At September 30, 2013, cash totaling $184,375 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Note, 10-year	(125)	USD	(15,798,829)	December 2013	—	(279,619)

Notes to Portfolio of Investments
(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the value of these securities amounted to $236,484,692 or 39.66% of net assets.

(b) Represents a security purchased on a when-issued or delayed delivery basis.
(c)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2013 was $778,288, representing 0.13% of net assets. Information concerning such security holdings at September 30, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
9.300% 07/01/15	12-11-01 - 08-28-02	176,056
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
9.300% 07/01/15	04-08-02 - 04-09-02	566,614
Varde Fund V LP	04-27-00 - 06-19-00	—*

* The original cost for this position was $5,000,000. From September 29, 2004 through May 7, 2005, $5,000,000 was returned to the Fund in the form of return of capital.

(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2013, the value of these securities amounted to $778,288, which represents 0.13% of net assets.

(e)	Variable rate security.
(f)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of September 30, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(g)	Non-income producing.
(h)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(i)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	17,987,597	171,683,204	(175,890,924)	13,779,877	14,710	13,779,877

(j)

At September 30, 2013, the cost of securities for federal income tax purposes was approximately $580,822,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$22,759,000
Unrealized Depreciation	(6,074,000)
Net Unrealized Appreciation	$16,685,000

(k)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
PIK	Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Entertainment	—	8,088,925	762,882	8,851,807
All other industries	—	534,041,041	—	534,041,041
Total Bonds	—	542,129,966	762,882	542,892,848
Equity Securities
Warrants
Energy	—	93,415	—	93,415
Total Equity Securities	—	93,415	—	93,415
Other
Senior Loans	—	40,725,272	—	40,725,272
Limited Partnerships	—	—	15,406	15,406
Total Other	—	40,725,272	15,406	40,740,678
Mutual Funds
Money Market Funds	13,779,877	—	—	13,779,877
Total Mutual Funds	13,779,877	—	—	13,779,877
Investments in Securities	13,779,877	582,948,653	778,288	597,506,818
Derivatives
Liabilities
Futures Contracts	(279,619)	—	—	(279,619)
Total	13,500,258	582,948,653	778,288	597,227,199

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Senior Loans ($)	Limited Partnerships ($)	Total ($)
Balance as of December 31, 2012	1,095,358	1,565,558	35,654	2,696,570
Accrued discounts/premiums	13,818	—	—	13,818
Realized gain (loss)	12,681	25,116	12,533	50,330
Change in unrealized appreciation (depreciation)(a)	(26,498)	(42,521)	(20,248)	(89,267)
Sales	(332,477)	(1,548,153)	(12,533)	(1,893,163)
Purchases	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of September 30, 2013	762,882	(0)	15,406	778,288

(a) Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2013 was $(46,746), which is comprised of Corporate Bonds & Notes of $(26,498) and Limited Partnerships of $(20,248).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities and observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Limited partnership securities classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the limited partnership’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the limited partnership’s capital balance.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – Income Opportunities Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 93.5%
Aerospace & Defense 2.6%
ADS Tactical, Inc. Senior Secured (a)
04/01/18	11.000%	$7,476,000	$6,803,160
Bombardier, Inc. Senior Notes (a)
01/15/23	6.125%	3,366,000	3,374,415
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	10,663,000	11,596,012
Oshkosh Corp.
03/01/20	8.500%	5,154,000	5,682,285
TransDigm, Inc.
10/15/20	5.500%	2,750,000	2,695,000
Total			30,150,872
Automotive 2.8%
American Axle & Manufacturing, Inc.
03/15/21	6.250%	2,000,000	2,060,000
Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/21	8.250%	3,653,000	4,091,360
Collins & Aikman Products Co. (a)(b)(c)(d)
08/15/12	12.875%	620,000	62
Delphi Corp.
02/15/23	5.000%	2,475,000	2,555,438
General Motors Financial Co., Inc. (a)
05/15/18	3.250%	591,000	574,748
05/15/23	4.250%	843,000	770,291
Jaguar Land Rover Automotive PLC (a)
02/01/23	5.625%	2,879,000	2,814,222
Lear Corp. Escrow Bond (b)(c)(e)
12/01/16	8.750%	595,000	—
Schaeffler Finance BV (a)
Senior Secured
02/15/17	7.750%	2,165,000	2,435,625
02/15/19	8.500%	1,363,000	1,526,560
05/15/21	4.750%	2,032,000	1,971,040
Schaeffler Holding Finance BV Senior Secured PIK (a)
08/15/18	6.875%	4,147,000	4,357,768
Titan International, Inc. Senior Secured (a)(f)
10/01/20	6.875%	1,643,000	1,655,323
Visteon Corp.
04/15/19	6.750%	7,642,000	8,119,625
Total			32,932,062
Banking 2.5%
Ally Financial, Inc.
02/15/17	5.500%	344,000	361,016
03/15/20	8.000%	17,120,000	19,688,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
09/15/20	7.500%	$3,588,000	$4,032,015
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	5,187,000	5,861,310
Total			29,942,341
Brokerage 0.3%
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	3,319,000	3,534,735
Building Materials 1.4%
Allegion US Holding Co., Inc. (a)(f)
10/01/21	5.750%	2,125,000	2,154,219
American Builders & Contractors Supply Co., Inc. Senior Unsecured (a)
04/15/21	5.625%	2,567,000	2,502,825
Building Materials Corp. of America (a)
Senior Notes
05/01/21	6.750%	3,568,000	3,835,600
Senior Secured
02/15/20	7.000%	440,000	473,000
Gibraltar Industries, Inc.
02/01/21	6.250%	892,000	900,920
Interface, Inc.
12/01/18	7.625%	2,229,000	2,418,465
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	2,855,000	2,954,925
Nortek, Inc.
04/15/21	8.500%	877,000	953,737
Total			16,193,691
Chemicals 3.4%
Ashland, Inc.
08/15/22	4.750%	1,852,000	1,736,250
Celanese U.S. Holdings LLC
06/15/21	5.875%	1,268,000	1,325,060
11/15/22	4.625%	2,290,000	2,192,675
Chemtura Corp.
07/15/21	5.750%	651,000	649,373
Huntsman International LLC
11/15/20	4.875%	1,318,000	1,248,805
JM Huber Corp. Senior Notes (a)
11/01/19	9.875%	3,775,000	4,303,500
Koppers, Inc.
12/01/19	7.875%	1,605,000	1,737,413

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
Momentive Performance Materials, Inc. Senior Secured
10/15/20	8.875%	$3,935,000	$4,121,912
NOVA Chemicals Corp. Senior Unsecured (a)
08/01/23	5.250%	2,613,000	2,619,532
PQ Corp. Secured (a)
05/01/18	8.750%	10,221,000	10,859,812
Polypore International, Inc.
11/15/17	7.500%	3,545,000	3,757,700
Rockwood Specialties Group, Inc.
10/15/20	4.625%	1,535,000	1,542,675
SPCM SA Senior Unsecured (a)(f)
01/15/22	6.000%	546,000	548,730
U.S. Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV (a)
05/01/21	7.375%	2,915,000	3,046,175
Total			39,689,612
Construction Machinery 3.3%
Ashtead Capital, Inc. Secured (a)
07/15/22	6.500%	926,000	983,875
CNH Capital LLC
04/15/18	3.625%	410,000	407,950
Case New Holland, Inc.
12/01/17	7.875%	13,141,000	15,276,412
Columbus McKinnon Corp.
02/01/19	7.875%	1,288,000	1,378,160
H&E Equipment Services, Inc.
09/01/22	7.000%	1,923,000	2,047,995
Neff Rental LLC/Finance Corp. Secured (a)
05/15/16	9.625%	5,206,000	5,531,375
United Rentals North America, Inc.
12/15/19	9.250%	7,234,000	8,102,080
05/15/20	7.375%	223,000	240,283
04/15/22	7.625%	2,936,000	3,192,900
Secured
07/15/18	5.750%	1,148,000	1,205,400
Total			38,366,430
Consumer Cyclical Services 1.5%
Corrections Corp. of America
05/01/23	4.625%	1,783,000	1,660,419
Goodman Networks, Inc. (a)
Senior Secured
07/01/18	12.125%	1,584,000	1,679,040
07/01/18	13.125%	3,551,000	3,746,305

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Cyclical Services (continued)
Vivint, Inc. Senior Secured (a)
12/01/19	6.375%	$11,414,000	$10,786,230
Total			17,871,994
Consumer Products 1.3%
Libbey Glass, Inc. Senior Secured
05/15/20	6.875%	1,422,000	1,514,430
Revlon Consumer Products Corp. (a)
02/15/21	5.750%	3,712,000	3,572,800
Spectrum Brands Escrow Corp. (a)
11/15/20	6.375%	2,660,000	2,773,050
11/15/22	6.625%	899,000	932,712
Spectrum Brands, Inc.
03/15/20	6.750%	1,066,000	1,132,625
Springs Window Fashions LLC Senior Secured (a)
06/01/21	6.250%	3,710,000	3,635,800
Tempur Sealy International, Inc.
12/15/20	6.875%	1,538,000	1,607,210
Total			15,168,627
Diversified Manufacturing 1.0%
Actuant Corp.
06/15/22	5.625%	2,112,000	2,112,000
Amsted Industries, Inc. Senior Notes (a)
03/15/18	8.125%	4,569,000	4,843,140
Apex Tool Group LLC (a)
02/01/21	7.000%	866,000	859,505
Gardner Denver, Inc. Senior Unsecured (a)
08/15/21	6.875%	3,640,000	3,594,500
Total			11,409,145
Electric 1.2%
AES Corp. (The) Senior Unsecured
07/01/21	7.375%	3,074,000	3,381,400
Calpine Corp. Senior Secured (a)
02/15/21	7.500%	3,400,000	3,595,500
GenOn Energy, Inc.
Senior Unsecured
10/15/18	9.500%	2,646,000	2,976,750
10/15/20	9.875%	1,650,000	1,819,125
Ipalco Enterprises, Inc. Senior Secured (a)
04/01/16	7.250%	2,015,000	2,211,463
Total			13,984,238

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Entertainment 1.2%
AMC Entertainment, Inc.
06/01/19	8.750%	$3,682,000	$3,958,150
Activision Blizzard, Inc. (a)
09/15/21	5.625%	7,348,000	7,357,185
Speedway Motorsports, Inc.
02/01/19	6.750%	2,076,000	2,205,750
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates (b)(c)
07/01/15	9.300%	15,043	15,043
Total			13,536,128
Environmental 0.2%
Clean Harbors, Inc.
08/01/20	5.250%	1,961,000	1,941,390
Food and Beverage 0.8%
ARAMARK Corp. (a)
03/15/20	5.750%	2,709,000	2,736,090
B&G Foods, Inc.
06/01/21	4.625%	1,705,000	1,628,275
Constellation Brands Inc.
Senior Unsecured
05/01/21	3.750%	1,526,000	1,409,643
05/01/23	4.250%	2,544,000	2,334,120
HJ Heinz Co. Secured (a)
10/15/20	4.250%	1,820,000	1,735,825
Total			9,843,953
Gaming 3.7%
Caesars Entertainment Operating Co., Inc.
Senior Secured
02/15/20	8.500%	2,140,000	1,968,800
02/15/20	9.000%	4,556,000	4,288,335
MGM Resorts International
10/01/20	6.750%	1,044,000	1,096,200
12/15/21	6.625%	4,108,000	4,251,780
PNK Finance Corp. (a)
08/01/21	6.375%	4,476,000	4,565,520
Pinnacle Entertainment, Inc.
04/01/22	7.750%	112,000	117,880
ROC Finance LLC/Corp. Secured (a)
09/01/18	12.125%	4,238,000	4,693,585
Seminole Indian Tribe of Florida, Inc. (a)
Senior Secured
10/01/20	6.535%	5,645,000	6,040,150
Senior Unsecured
10/01/20	7.804%	1,515,000	1,619,232
Seneca Gaming Corp. (a)
12/01/18	8.250%	2,480,000	2,662,900

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming (continued)
Studio City Finance Ltd. (a)
12/01/20	8.500%	$5,451,000	$5,968,845
SugarHouse HSP Gaming LP/Finance Corp. Senior Secured (a)
06/01/21	6.375%	2,597,000	2,480,135
Tunica-Biloxi Gaming Authority Senior Unsecured (a)
11/15/15	9.000%	4,284,000	3,866,310
Total			43,619,672
Gas Pipelines 6.7%
Access Midstream Partners LP/Finance Corp.
04/15/21	5.875%	1,964,000	2,018,010
05/15/23	4.875%	4,551,000	4,277,940
El Paso LLC
Senior Secured
09/15/20	6.500%	3,716,000	3,878,601
01/15/32	7.750%	11,568,000	11,825,804
Hiland Partners LP/Finance Corp. (a)
10/01/20	7.250%	8,036,000	8,377,530
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	1,569,000	1,651,373
02/15/23	5.500%	4,323,000	4,333,807
07/15/23	4.500%	5,894,000	5,555,095
Northwest Pipeline LLC Senior Unsecured
12/01/25	7.125%	150,000	185,485
Regency Energy Partners LP/Finance Corp.
09/01/20	5.750%	2,354,000	2,365,770
07/15/21	6.500%	6,017,000	6,317,850
04/15/23	5.500%	2,105,000	2,020,800
Regency Energy Partners LP/Finance Corp. (a)
11/01/23	4.500%	1,614,000	1,460,670
Sabine Pass Liquefaction LLC (a)
Senior Secured
02/01/21	5.625%	3,218,000	3,149,618
04/15/23	5.625%	3,445,000	3,302,894
Sonat, Inc. Senior Secured
02/01/18	7.000%	2,600,000	2,785,307
Southern Star Central Corp.
Senior Unsecured
03/01/16	6.750%	8,686,000	8,772,860
Southern Star Central Corp. (a)
Senior Unsecured
03/01/16	6.750%	6,490,000	6,554,900
Total			78,834,314
Health Care 6.0%
Amsurg Corp.
11/30/20	5.625%	1,343,000	1,343,000
Biomet, Inc.
08/01/20	6.500%	4,766,000	4,920,895
10/01/20	6.500%	1,750,000	1,774,063

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
CHS/Community Health Systems, Inc. Senior Secured
08/15/18	5.125%	$3,424,000	$3,483,920
ConvaTec Finance International SA Senior Unsecured PIK (a)
01/15/19	8.250%	2,838,000	2,838,000
ConvaTec Healthcare E SA Senior Unsecured (a)
12/15/18	10.500%	4,611,000	5,210,430
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	5,000,000	4,943,750
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	289,000	301,283
01/31/22	5.875%	4,723,000	4,841,075
Fresenius Medical Care U.S. Finance, Inc. (a)
09/15/18	6.500%	136,000	149,260
HCA Holdings, Inc. Senior Unsecured
02/15/21	6.250%	4,769,000	4,846,496
HCA, Inc.
05/01/23	5.875%	1,844,000	1,811,730
Senior Secured
02/15/20	6.500%	9,034,000	9,790,597
05/01/23	4.750%	2,346,000	2,208,173
Healthcare Technology Intermediate, Inc. Senior Unsecured PIK (a)
09/01/18	7.375%	1,834,000	1,875,265
Hologic, Inc.
08/01/20	6.250%	760,000	791,350
IMS Health, Inc. Senior Unsecured (a)
11/01/20	6.000%	1,869,000	1,908,716
Physio-Control International, Inc. Senior Secured (a)
01/15/19	9.875%	3,157,000	3,535,840
STHI Holding Corp. Secured (a)
03/15/18	8.000%	1,362,000	1,467,555
Tenet Healthcare Corp.
Senior Secured
06/01/20	4.750%	3,969,000	3,820,162
04/01/21	4.500%	844,000	791,250
Tenet Healthcare Corp. (a)
Senior Secured
10/01/20	6.000%	1,604,000	1,640,090
Senior Unsecured
04/01/22	8.125%	5,709,000	5,973,041
Universal Hospital Services, Inc. Secured
08/15/20	7.625%	151,000	155,908
Total			70,421,849

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Home Construction 1.6%
Ashton Woods U.S.A. LLC/Finance Co. (a)
02/15/21	6.875%	$369,000	$358,853
Brookfield Residential Properties, Inc. /U.S. Corp. (a)
07/01/22	6.125%	1,127,000	1,104,460
KB Home
09/15/17	9.100%	2,155,000	2,483,637
03/15/20	8.000%	519,000	560,520
09/15/22	7.500%	164,000	170,150
Meritage Homes Corp.
03/01/18	4.500%	1,900,000	1,866,750
04/01/22	7.000%	1,592,000	1,687,520
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	2,403,000	2,643,300
Standard Pacific Corp.
12/15/21	6.250%	1,760,000	1,760,000
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/20	7.750%	717,000	783,322
04/15/20	7.750%	2,472,000	2,700,660
04/15/21	5.250%	1,046,000	975,395
Woodside Homes Co. LLC / Finance, Inc. Senior Unsecured (a)
12/15/21	6.750%	1,285,000	1,285,000
Total			18,379,567
Independent Energy 12.0%
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	2,085,000	2,272,650
Chesapeake Energy Corp.
08/15/20	6.625%	7,933,000	8,557,724
02/15/21	6.125%	5,677,000	5,889,887
03/15/23	5.750%	3,352,000	3,360,380
Comstock Resources, Inc.
06/15/20	9.500%	4,694,000	5,116,460
Concho Resources, Inc.
01/15/21	7.000%	1,326,000	1,451,970
01/15/22	6.500%	5,057,000	5,423,632
04/01/23	5.500%	4,140,000	4,088,250
Continental Resources, Inc.
04/01/21	7.125%	2,932,000	3,269,180
09/15/22	5.000%	14,015,000	14,102,594
04/15/23	4.500%	2,307,000	2,263,744
EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	645,000	699,825
Senior Secured
05/01/19	6.875%	3,680,000	3,928,400
EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	2,635,000	2,957,788
Kodiak Oil & Gas Corp.
12/01/19	8.125%	5,895,000	6,440,287
Kodiak Oil & Gas Corp. (a)
01/15/21	5.500%	4,192,000	4,118,640
02/01/22	5.500%	7,899,000	7,701,525

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Laredo Petroleum, Inc.
02/15/19	9.500%	$6,990,000	$7,758,900
05/01/22	7.375%	3,401,000	3,605,060
MEG Energy Corp. (a)
03/15/21	6.500%	1,606,000	1,618,045
01/30/23	6.375%	2,589,000	2,537,220
MEG Energy Corp. (a)(f)
03/31/24	7.000%	2,376,000	2,390,850
Oasis Petroleum, Inc.
02/01/19	7.250%	2,897,000	3,070,820
11/01/21	6.500%	5,906,000	6,230,830
01/15/23	6.875%	2,617,000	2,774,020
Oasis Petroleum, Inc. (a)
03/15/22	6.875%	2,345,000	2,473,975
Plains Exploration & Production Co.
02/15/23	6.875%	620,000	664,950
QEP Resources, Inc.
Senior Unsecured
03/01/21	6.875%	4,499,000	4,780,187
10/01/22	5.375%	3,539,000	3,388,593
05/01/23	5.250%	8,782,000	8,189,215
SM Energy Co.
Senior Unsecured
11/15/21	6.500%	2,022,000	2,102,880
01/01/23	6.500%	1,533,000	1,563,660
SM Energy Co. (a)
Senior Unsecured
01/15/24	5.000%	2,447,000	2,251,240
Whiting Petroleum Corp.
10/01/18	6.500%	243,000	255,758
Whiting Petroleum Corp. (a)
03/15/21	5.750%	3,248,000	3,321,080
Total			140,620,219
Lodging 0.7%
Choice Hotels International, Inc.
07/01/22	5.750%	1,561,000	1,615,635
Hilton Worldwide Finance/Corp. (a)(f)
10/15/21	5.625%	3,169,000	3,184,845
Playa Resorts Holding BV Senior Unsecured (a)
08/15/20	8.000%	3,043,000	3,228,458
Total			8,028,938
Media Cable 3.3%
CCO Holdings LLC/Capital Corp.
04/30/20	8.125%	2,592,000	2,818,800
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	5,920,000	6,334,400
Cablevision Systems Corp. Senior Unsecured
09/15/22	5.875%	5,817,000	5,700,660

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Cable (continued)
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (a)
09/15/20	6.375%	$2,927,000	$2,985,540
Cogeco Cable, Inc. (a)
05/01/20	4.875%	826,000	788,830
DISH DBS Corp.
06/01/21	6.750%	8,286,000	8,710,657
07/15/22	5.875%	4,040,000	3,979,400
03/15/23	5.000%	2,566,000	2,379,965
Quebecor Media, Inc.
Senior Unsecured
01/15/23	5.750%	2,688,000	2,533,440
Quebecor Media, Inc. (a)(b)(c)
01/15/49	9.750%	1,855,000	74,571
Videotron Ltd.
07/15/22	5.000%	584,000	554,800
Virgin Media Secured Finance PLC Senior Secured (a)
04/15/21	5.375%	2,296,000	2,238,600
WaveDivision Escrow LLC/Corp. Senior Unsecured (a)
09/01/20	8.125%	89,000	93,005
Total			39,192,668
Media Non-Cable 6.1%
AMC Networks, Inc.
07/15/21	7.750%	7,554,000	8,384,940
12/15/22	4.750%	2,280,000	2,131,800
Clear Channel Worldwide Holdings, Inc.
11/15/22	6.500%	10,824,000	11,040,480
11/15/22	6.500%	3,917,000	3,975,755
DigitalGlobe, Inc. (a)
02/01/21	5.250%	1,385,000	1,322,675
Gannett Co., Inc. (a)(f)
10/15/19	5.125%	1,950,000	1,930,500
Hughes Satellite Systems Corp. Senior Secured
06/15/19	6.500%	3,292,000	3,481,290
Intelsat Jackson Holdings SA
10/15/20	7.250%	561,000	598,868
Senior Unsecured
04/01/21	7.500%	925,000	999,000
Intelsat Jackson Holdings SA (a)
08/01/23	5.500%	2,741,000	2,562,835
Lamar Media Corp.
05/01/23	5.000%	3,788,000	3,513,370
MDC Partners, Inc. (a)
04/01/20	6.750%	3,526,000	3,570,075
Nielsen Finance Co. SARL (The) (a)
10/01/21	5.500%	3,239,000	3,247,097
Nielsen Finance LLC/Co.
10/01/20	4.500%	7,178,000	6,908,825

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable (continued)
Sinclair Television Group, Inc. (a)(f)
11/01/21	6.375%	$1,015,000	$1,012,463
Sirius XM Radio, Inc. Senior Unsecured (a)
10/01/20	5.875%	1,564,000	1,575,730
Starz LLC/Finance Corp.
09/15/19	5.000%	871,000	862,290
Univision Communications, Inc. (a)
Senior Secured
11/01/20	7.875%	6,701,000	7,320,842
09/15/22	6.750%	3,030,000	3,196,650
05/15/23	5.125%	4,544,000	4,350,880
Ziff Davis Media, Inc. (b)(c)(d)
12/15/11	13.500%	68,749	1,794
Total			71,988,159
Metals 3.4%
Alpha Natural Resources, Inc.
04/15/18	9.750%	2,035,000	2,065,525
ArcelorMittal
Senior Unsecured
03/01/21	6.000%	1,544,000	1,582,600
02/25/22	6.750%	3,509,000	3,706,993
Arch Coal, Inc.
06/15/21	7.250%	437,000	329,935
Arch Coal, Inc. (a)
06/15/19	9.875%	3,639,000	3,238,710
CONSOL Energy, Inc.
03/01/21	6.375%	172,000	176,300
Calcipar SA Senior Secured (a)
05/01/18	6.875%	5,882,000	6,131,985
Compass Minerals International, Inc.
06/01/19	8.000%	1,610,000	1,726,725
FMG Resources August 2006 Proprietary Ltd. (a)
11/01/19	8.250%	7,613,000	8,241,073
FQM Akubra, Inc. (a)
06/01/20	8.750%	5,925,000	6,339,750
06/01/21	7.500%	1,861,000	1,907,525
JMC Steel Group, Inc. Senior Notes (a)
03/15/18	8.250%	3,178,000	3,106,495
Peabody Energy Corp.
11/15/18	6.000%	1,190,000	1,187,025
Total			39,740,641
Non-Captive Consumer 0.6%
Provident Funding Associates LP/PFG Finance Corp. (a)
06/15/21	6.750%	3,566,000	3,583,830
Springleaf Finance Corp.
Senior Unsecured
12/15/17	6.900%	1,084,000	1,135,490

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Non-Captive Consumer (continued)
Springleaf Finance Corp. (a)
Senior Unsecured
10/01/21	7.750%	$1,352,000	$1,407,770
10/01/23	8.250%	1,352,000	1,414,530
Total			7,541,620
Non-Captive Diversified 3.9%
AerCap Aviation Solutions BV
05/30/17	6.375%	3,746,000	3,970,760
Air Lease Corp.
03/01/20	4.750%	5,536,000	5,439,120
CIT Group, Inc.
Senior Unsecured
05/15/20	5.375%	3,194,000	3,305,790
08/15/22	5.000%	228,000	222,870
CIT Group, Inc. (a)
Senior Secured
04/01/18	6.625%	4,785,000	5,287,425
Senior Unsecured
02/15/19	5.500%	10,280,000	10,819,700
International Lease Finance Corp.
Senior Unsecured
04/01/19	5.875%	509,000	529,928
12/15/20	8.250%	10,831,000	12,347,340
04/15/21	4.625%	1,422,000	1,316,453
01/15/22	8.625%	2,381,000	2,744,103
Total			45,983,489
Oil Field Services 1.6%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	8,699,000	9,112,202
Oil States International, Inc.
06/01/19	6.500%	2,990,000	3,169,400
Oil States International, Inc. (a)
01/15/23	5.125%	2,238,000	2,450,610
Pacific Drilling SA Senior Secured (a)
06/01/20	5.375%	4,301,000	4,193,475
Total			18,925,687
Other Financial Institutions 0.1%
FTI Consulting, Inc.
11/15/22	6.000%	1,058,000	1,050,065
Other Industry 0.6%
Interline Brands, Inc.
11/15/18	7.500%	5,015,000	5,309,631
Unifrax I LLC/Holding Co. (a)
02/15/19	7.500%	1,834,000	1,834,000
Total			7,143,631

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Packaging 1.1%

Plastipak Holdings, Inc. Senior Unsecured (a)(f)
10/01/21	6.500%	$4,081,000	$4,121,810
Reynolds Group Issuer, Inc. LLC Senior Secured
10/15/20	5.750%	3,465,000	3,477,994
Reynolds Group Issuer, Inc./LLC Senior Secured
08/15/19	7.875%	3,830,000	4,213,000
Sealed Air Corp. (a)
09/15/21	8.375%	1,171,000	1,326,157
Total			13,138,961

Paper 0.1%

Graphic Packaging International, Inc.
04/15/21	4.750%	1,515,000	1,473,338

Pharmaceuticals 1.2%

Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (a)
12/01/19	9.500%	1,422,000	1,597,973
Valeant Pharmaceuticals International (a)
10/15/20	6.375%	5,378,000	5,566,230
Senior Unsecured
08/15/18	6.750%	2,614,000	2,796,980
07/15/21	7.500%	3,736,000	4,025,540
Total			13,986,723

Property & Casualty —%

Lumbermens Mutual Casualty Co. (a)(d)
12/01/97	8.450%	30,000	15
Subordinated Notes
07/01/26	9.150%	645,000	323
Total			338

REITs 0.2%

CyrusOne LP/Finance Corp.
11/15/22	6.375%	2,876,000	2,854,430

Retailers 0.8%

AutoNation, Inc.
02/01/20	5.500%	292,000	304,045
Claire’s Stores, Inc. Senior Secured (a)
03/15/20	6.125%	2,055,000	2,034,450
L Brands, Inc.
02/15/22	5.625%	4,148,000	4,251,700

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Retailers (continued)

Rite Aid Corp. Senior Secured
08/15/20	8.000%	$2,706,000	$3,023,955
Total			9,614,150

Technology 5.6%

Alliance Data Systems Corp. (a)
12/01/17	5.250%	2,604,000	2,669,100
04/01/20	6.375%	1,857,000	1,935,923
Amkor Technology, Inc. Senior Unsecured
06/01/21	6.625%	1,424,000	1,384,840
Anixter, Inc.
05/01/19	5.625%	1,063,000	1,092,233
Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	1,308,000	1,412,640
CDW LLC/Finance Corp.
04/01/19	8.500%	438,000	483,990
Senior Secured
12/15/18	8.000%	5,492,000	6,027,470
Cardtronics, Inc.
09/01/18	8.250%	3,093,000	3,332,707
CommScope Holdings Co., Inc. Senior Unsecured PIK (a)
06/01/20	6.625%	1,804,000	1,794,980
DuPont Fabros Technology LP Senior Unsecured (a)
09/15/21	5.875%	1,310,000	1,310,000
Equinix, Inc.
Senior Unsecured
04/01/20	4.875%	1,303,000	1,263,910
07/15/21	7.000%	1,770,000	1,889,475
04/01/23	5.375%	4,705,000	4,446,225
First Data Corp. (a)
Secured
01/15/21	8.250%	5,943,000	6,136,147
Senior Secured
06/15/19	7.375%	7,632,000	7,994,520
08/15/20	8.875%	370,000	407,925
Flextronics International Ltd.
02/15/20	4.625%	1,629,000	1,580,130
Freescale Semiconductor, Inc. Senior Secured (a)
04/15/18	9.250%	32,000	34,640
Interactive Data Corp.
08/01/18	10.250%	4,545,000	5,033,587
Iron Mountain, Inc.
08/15/23	6.000%	3,315,000	3,290,138
NXP BV/Funding LLC (a)
06/01/18	3.750%	4,336,000	4,227,600

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Technology (continued)

Nuance Communications, Inc. (a)
08/15/20	5.375%	$6,359,000	$6,025,152
VeriSign, Inc. (a)
05/01/23	4.625%	2,191,000	2,059,540
Total			65,832,872

Textile —%

Quiksilver Inc./QS Wholesale Inc. Senior Secured (a)
08/01/18	7.875%	428,000	446,190

Transportation Services 0.8%

Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	2,405,000	2,771,763
Hertz Corp. (The)
10/15/20	5.875%	1,980,000	2,039,400
01/15/21	7.375%	1,470,000	1,580,250
LBC Tank Terminals Holding Netherlands BV (a)
05/15/23	6.875%	3,197,000	3,212,985
Total			9,604,398

Wireless 5.8%

Crown Castle International Corp. Senior Unsecured
01/15/23	5.250%	5,744,000	5,284,480
MetroPCS Wireless, Inc. (a)
04/01/23	6.625%	2,214,000	2,214,000
NII International Telecom SCA (a)
08/15/19	7.875%	1,271,000	1,153,433
08/15/19	11.375%	12,712,000	13,156,920
SBA Telecommunications, Inc.
07/15/20	5.750%	6,007,000	5,961,947
Softbank Corp. (a)
04/15/20	4.500%	4,399,000	4,227,439
Sprint Communications, Inc. (a)
11/15/18	9.000%	10,599,000	12,427,327
03/01/20	7.000%	3,217,000	3,458,275
Sprint Corp. (a)
09/15/21	7.250%	6,050,000	6,110,500
09/15/23	7.875%	6,000,000	6,120,000
Wind Acquisition Finance SA (a)
Senior Secured
02/15/18	7.250%	2,268,000	2,358,720
04/30/20	6.500%	5,906,000	6,053,650
Total			68,526,691

Wirelines 4.1%

CenturyLink, Inc.
Senior Unsecured
04/01/20	5.625%	2,305,000	2,250,256
06/15/21	6.450%	8,546,000	8,503,270
03/15/22	5.800%	3,895,000	3,661,300

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Wirelines (continued)

EarthLink, Inc. Senior Secured (a)
06/01/20	7.375%	$1,212,000	$1,181,700
Frontier Communications Corp.
Senior Unsecured
10/01/18	8.125%	20,000	22,200
04/15/20	8.500%	772,000	853,060
07/01/21	9.250%	6,350,000	7,270,750
04/15/22	8.750%	1,509,000	1,648,583
04/15/24	7.625%	2,550,000	2,550,000
Level 3 Financing, Inc.
04/01/19	9.375%	8,328,000	9,181,620
07/01/19	8.125%	1,658,000	1,774,060
06/01/20	7.000%	1,887,000	1,905,870
Windstream Corp.
10/15/20	7.750%	5,637,000	5,820,202
06/01/22	7.500%	1,855,000	1,850,363
Total			48,473,234
Total Corporate Bonds & Notes (Cost: $1,074,716,715)			$1,099,987,062

Convertible Bonds —%

Wirelines —%

At Home Corp. Subordinated Notes (b)(c)(d)
06/12/15	4.750%	296,350	30

Total Convertible Bonds (Cost: $—)			$30

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 4.9%

Chemicals 0.5%

Axalta Coating Systems Dutch Holding BBV/U.S. Holdings, Inc. Tranche B Term Loan (g)(h)
02/01/20	4.750%	1,500,460	1,504,676
MacDermid, Inc. Tranche B 2nd Lien Term Loan (g)(h)
12/07/20	7.750%	1,461,000	1,475,610
PQ Corp. Term Loan (g)(h)
08/07/17	4.500%	2,384,221	2,390,182
Total			5,370,468

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Construction Machinery 0.6%

CPM Acquisition Corp. (g)(h)
1st Lien Term Loan
08/29/17	6.250%	$4,318,380	$4,318,380
2nd Lien Term Loan
03/01/18	10.250%	2,799,000	2,805,998
Total			7,124,378

Consumer Cyclical Services 0.3%

New Breed, Inc. Term Loan (g)(h)
10/01/19	6.000%	4,152,620	4,146,142

Consumer Products 0.2%

Serta Simmons Holdings LLC Term Loan (g)(h)
10/01/19	5.000%	2,359,173	2,361,272

Electric —%

BHM Technologies LLC Term Loan (b)(c)(d)(g)(h)
11/26/13	8.500%	386,034	1,042

Food and Beverage 0.1%

New HB Acquisition LLC Tranche B Term Loan (g)(h)
04/09/20	6.750%	1,756,000	1,798,443

Gaming 0.1%

ROC Finance LLC Tranche B Term Loan (g)(h)
06/20/19	5.000%	1,735,000	1,733,369

Health Care 0.5%

ConvaTec, Inc. Term Loan (g)(h)
12/22/16	5.000%	502,251	503,864
U.S. Renal Care, Inc. (f)(g)(h)
2nd Lien Term Loan
07/03/20	8.500%	1,002,000	1,003,673
Tranche B1 1st Lien Term Loan
07/03/19	5.250%	796,000	803,960
United Surgical Partners International, Inc. Tranche B Term Loan (g)(h)
04/03/19	4.750%	3,880,432	3,892,577
Total			6,204,074

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Lodging 0.4%

Four Seasons Holdings, Inc. 2nd Lien Term Loan (g)(h)
12/28/20	6.250%	$809,000	$825,180
Hilton Worldwide Financial LLC Tranche B-2 Term Loan (f)(g)(h)
08/07/20	4.000%	2,983,000	2,977,571
Playa Resorts Holding Term Loan (g)(h)
08/09/19	4.750%	1,139,000	1,144,695
Total			4,947,446

Media Cable —%

TWCC Holding Corp. 2nd Lien Term Loan (g)(h)
06/26/20	7.000%	374,000	383,350

Media Non-Cable 0.2%

Cumulus Media Holdings, Inc. 2nd Lien Term Loan (g)(h)
09/16/19	7.500%	1,821,799	1,842,294

Oil Field Services 0.1%

Offshore Group Investment Ltd. 2nd Lien Term Loan (g)(h)
03/28/19	5.750%	894,505	904,568

Property & Casualty 0.8%

Alliant Holdings I, Inc. Term Loan (g)(h)
12/20/19	5.000%	1,542,345	1,541,065
Lonestar Intermediate Super Holdings LLC Term Loan (g)(h)
09/02/19	11.000%	7,224,000	7,531,020
Total			9,072,085

Retailers 0.2%

Rite Aid Corp. Tranche 1 2nd Lien Term Loan (g)(h)
08/21/20	5.750%	2,276,000	2,329,099

Technology 0.8%

Ancestry.com, Inc. Tranche B1 Term Loan (g)(h)
12/28/18	5.250%	591,795	594,435
Freescale Semiconductor, Inc. Tranche B4 Term Loan (g)(h)
02/28/20	5.000%	3,063,802	3,073,085

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Technology (continued)

Triple Point Group Holdings, Inc. 1st Lien Term Loan (g)(h)
07/10/20	5.250%	$5,385,000	$5,223,450
Total			8,890,970

Wirelines 0.1%

Integra Telecom Holdings, Inc. Tranche B Term Loan (g)(h)
02/22/19	5.250%	1,129,325	1,134,972

Total Senior Loans (Cost: $58,228,789)			$58,243,972

Issuer	Shares	Value

Common Stocks —%

CONSUMER DISCRETIONARY —%

Auto Components —%

Lear Corp.	404	$28,914

Media —%

Haights Cross Communications, Inc. (b)(c)(e)	27,056	—
Loral Space & Communications, Inc.	6	406
Ziff Davis Holdings, Inc. (b)(c)(i)	553	6
Total		412
TOTAL CONSUMER DISCRETIONARY		29,326

INDUSTRIALS —%

Airlines —%

Delta Air Lines, Inc.	399	9,413

Building Products —%

BHM Technologies LLC (b)(c)	35,922	359

Road & Rail —%

Quality Distribution, Inc. (i)	195	1,802
TOTAL INDUSTRIALS		11,574

Issuer	Shares	Value

Common Stocks (continued)

MATERIALS —%

Metals & Mining —%

Neenah Enterprises, Inc. (b)(c)(i)	45,482	$204,669
TOTAL MATERIALS		204,669

UTILITIES —%

Independent Power Producers & Energy Traders —%

Calpine Corp. Escrow (b)(c)(e)	6,049,000	—
TOTAL UTILITIES		—
Total Common Stocks (Cost: $695,300)		$245,569

Preferred Stocks —%

INDUSTRIALS —%

Industrial Conglomerates —%

BHM Technologies LLC (b)(c)(i)	430	$4
Total Preferred Stocks (Cost: $23)		$4

Warrants —%

CONSUMER DISCRETIONARY —%

Auto Components —%

Lear Corp. (i)	45	$6,479

Media —%

ION Media Networks, Inc. (b)(c)(i)	123	1
TOTAL CONSUMER DISCRETIONARY		6,480
Total Warrants (Cost: $316,604)		$6,480

	Shares	Value

Money Market Funds 1.3%
Columbia Short-Term Cash Fund, 0.089% (j)(k)	15,056,637	$15,056,637
Total Money Market Funds (Cost: $15,056,637)		$15,056,637
Total Investments
(Cost: $1,149,014,068) (l)		$1,173,539,754(m)
Other Assets & Liabilities, Net		3,008,615
Net Assets		$1,176,548,369

Investments in Derivatives Futures Contracts Outstanding at September 30, 2013

At September 30, 2013, cash totaling $495,600 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Note, 10-year	(336)	(42,467,252)	December 2013	—	(662,442)

Notes to Portfolio of Investments
(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the value of these securities amounted to $456,130,729 or 38.77% of net assets.

(b)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2013 was $297,581, representing 0.03% of net assets.  Information concerning such security holdings at September 30, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
At Home Corp.
Subordinated Notes
4.750% 06/12/15	07-26-05	—
BHM Technologies LLC
Common Stock	07-21-06	1,940
BHM Technologies LLC
Preferred Stock	07-21-06	23
BHM Technologies LLC
Term Loan
8.500% 11/26/13	06-21-07 - 03-31-10	951,580
Calpine Corp. Escrow
Common Stock	09-29-11	—
Collins & Aikman Products Co.
12.875% 08/15/12	08-12-04 - 04-12-05	488,810
Haights Cross Communications, Inc.
Common Stock	01-15-04 - 02-03-06	307,972
ION Media Networks, Inc.
Warrant	12-19-05 - 04-14-09	316,604
Lear Corp. Escrow Bond
8.750% 12/01/16	11-20-06 - 07-24-08	—
Neenah Enterprises, Inc.
Common Stock	08-02-10	385,233
Quebecor Media, Inc.
9.750% 01/15/49	01-17-07 - 07-24-08	18,157
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
9.300% 07/01/15	01-27-03 - 04-24-13	14,617
Ziff Davis Holdings, Inc.
Common Stock	07-01-08	6
Ziff Davis Media, Inc.
13.500% 12/15/11	07-01-08 - 04-15-11	53,372

(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2013, the value of these securities amounted to $297,581, which represents 0.03% of net assets.

(d)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2013, the value of these securities amounted to $3,266, which represents less than 0.01% of net assets.

(e)	Negligible market value.
(f)	Represents a security purchased on a when-issued or delayed delivery basis.
(g)	Variable rate security.
(h)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of September 30, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(i)	Non-income producing.

(j)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(k)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	26,137,674	254,161,521	(265,242,558)	15,056,637	25,829	15,056,637

(l)

At September 30, 2013, the cost of securities for federal income tax purposes was approximately $1,149,014,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$39,650,000
Unrealized Depreciation	(15,124,000)
Net Unrealized Appreciation	$24,526,000

(m)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
PIK	Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Automotive	—	32,932,000	62	32,932,062
Entertainment	—	13,521,085	15,043	13,536,128
Media Cable	—	39,118,097	74,571	39,192,668
Media Non-Cable	—	71,986,365	1,794	71,988,159
All other industries	—	942,338,045		942,338,045
Convertible Bonds
Wirelines	—	—	30	30
Total Bonds	—	1,099,895,592	91,500	1,099,987,092
Equity Securities
Common Stocks
Consumer Discretionary	29,320	—	6	29,326
Industrials	11,215	—	359	11,574
Materials	—	—	204,669	204,669
Utilities	—	—	—	—
Preferred Stocks
Industrials	—	—	4	4
Warrants
Consumer Discretionary	6,479	—	1	6,480
Total Equity Securities	47,014	—	205,039	252,053
Other
Senior Loans
Electric	—	—	1,042	1,042
All other industries	—	58,242,930	—	58,242,930
Total Other	—	58,242,930	1,042	58,243,972
Mutual Funds
Money Market Funds	15,056,637	—	—	15,056,637
Total Mutual Funds	15,056,637	—	—	15,056,637
Investments in Securities	15,103,651	1,158,138,522	297,581	1,173,539,754
Derivatives
Liabilities
Futures Contracts	(662,442)	—	—	(662,442)
Total	14,441,209	1,158,138,522	297,581	1,172,877,312

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes($)	Convertible Bonds ($)	Senior Loans ($)	Common Stocks ($)	Preferred Stocks ($)	Warrants ($)	Total ($)
Balance as of December 31, 2012	—	—	—	—	—	—	—
Accrued discounts/premiums	978	—	—	—	—	—	978
Realized gain (loss)	95	—	—	—	—	—	95
Change in unrealized appreciation (depreciation)(a)	(483,486)	30	(950,538)	(490,116)	(19)	(316,603)	(2,240,732)
Sales	(3,353)	—	—	—	—	—	(3,353)
Purchases	577,236	—	951,580	695,150	23	316,604	2,540,593
Transfers into Level 3	—	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—	—
Balance as of September 30, 2013	91,470	30	1,042	205,034	4	1	297,581

(a) Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2013 was $(2,240,732) which is comprised of Corporate Bonds & Notes of $(483,486) Convertible Bonds of $30, Senior Loans of $(950,538), Common Stocks of $(490,116), Preferred Stocks of $(19) and Warrants of $(316,603).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds, convertible bonds, common stocks and warrants classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.

Certain senior loans as well as common and preferred stocks classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Certain senior loans classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – International Opportunity Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.5%

AUSTRALIA 4.7%

Ansell Ltd.	355,097	$6,916,919
Australia and New Zealand Banking Group Ltd.	118,911	3,418,973
CSL Ltd.	101,988	6,087,466
Goodman Group	700,360	3,191,366
Total		19,614,724

BELGIUM 3.4%

Anheuser-Busch InBev NV	80,537	8,016,874
Umicore SA	122,694	5,960,580
Total		13,977,454

CANADA 5.0%

Canadian National Railway Co.	39,800	4,032,742
CGI Group, Inc., Class A (a)	199,800	7,012,058
First Quantum Minerals Ltd.	167,500	3,118,926
Suncor Energy, Inc.	184,500	6,596,898
Total		20,760,624

CHINA 0.9%

ENN Energy Holdings Ltd.	656,000	3,649,723

FRANCE 6.0%

AtoS	39,159	3,058,320
BNP Paribas SA	60,817	4,113,815
Essilor International SA	18,505	1,990,243
European Aeronautic Defence and Space Co. NV	97,360	6,203,048
L’Oreal SA	17,381	2,985,089
Rexel SA	251,315	6,391,843
Total		24,742,358

GERMANY 11.4%

Allianz SE, Registered Shares	47,735	7,504,000
Bayer AG, Registered Shares	78,980	9,312,883
Brenntag AG	40,159	6,685,199
Continental AG	41,513	7,036,958
Fresenius Medical Care AG & Co. KGaA	99,708	6,486,861
Merck KGaA	23,317	3,638,648
Siemens AG, Registered Shares	52,478	6,322,805
Total		46,987,354

HONG KONG 1.0%

AIA Group Ltd.	882,200	4,151,254

Issuer	Shares	Value

Common Stocks (continued)

JAPAN 23.9%

Aeon Co., Ltd.	362,400	$5,002,210
Daikin Industries Ltd.	99,700	5,321,366
Dentsu, Inc.	160,800	6,134,089
Fuji Media Holdings, Inc.	203,000	4,470,923
Japan Exchange Group, Inc.	199,500	4,436,027
Konami Corp.	168,600	3,898,643
Lawson, Inc.	28,100	2,203,166
Mazda Motor Corp. (a)	1,014,000	4,508,042
Mitsubishi Estate Co., Ltd.	107,000	3,171,022
Mitsubishi UFJ Financial Group, Inc.	1,062,900	6,817,821
Nomura Holdings, Inc.	879,100	6,876,073
OSG Corp.	241,200	4,225,183
Ryohin Keikaku Co., Ltd.	43,600	3,941,293
Sanrio Co., Ltd.	42,200	2,601,147
Santen Pharmaceutical Co., Ltd.	39,300	1,908,482
SCSK Corp.	184,000	4,434,112
Sekisui Chemical Co., Ltd.	542,000	5,528,483
Shimadzu Corp.	337,000	3,200,796
Sony Corp.	180,500	3,874,409
Sumitomo Mitsui Trust Holdings, Inc.	978,000	4,860,725
Toyota Motor Corp.	106,500	6,830,649
Wacom Co., Ltd.	481,000	4,626,956
Total		98,871,617

NETHERLANDS 5.6%

Aegon NV	625,892	4,631,658
ASML Holding NV	50,209	4,958,545
Gemalto NV	21,918	2,353,461
Reed Elsevier NV	276,522	5,560,891
Ziggo NV	139,918	5,667,287
Total		23,171,842

PANAMA 0.8%

Copa Holdings SA, Class A	24,385	3,381,468

PORTUGAL 1.0%

Galp Energia SGPS SA	250,477	4,166,258

SINGAPORE 1.1%

Oversea-Chinese Banking Corp., Ltd.	563,085	4,627,303

SOUTH KOREA 0.9%

Hyundai Motor Co.	16,235	3,787,837

SPAIN 2.0%

Amadeus IT Holding SA, Class A	123,890	4,391,242

Issuer	Shares	Value

Common Stocks (continued)

SPAIN (CONTINUED)

Inditex SA	25,652	$3,952,708
Total		8,343,950

SWEDEN 0.9%

Nordea Bank AB	314,770	3,795,832

SWITZERLAND 10.2%

Cie Financiere Richemont SA, Class A, Registered Shares	48,737	4,882,592
Nestlé SA, Registered Shares	61,243	4,283,319
Novartis AG, Registered Shares	167,597	12,879,960
Swatch Group AG (The), Registered Shares	39,558	4,461,676
Syngenta AG, Registered Shares	18,285	7,468,877
UBS AG, Registered Shares	412,697	8,442,411
Total		42,418,835

TAIWAN 0.8%

Taiwan Semiconductor Manufacturing Co., Ltd.	948,149	3,228,579

UNITED KINGDOM 17.9%

Barclays PLC	436,670	1,876,887
BG Group PLC	166,293	3,178,047
BT Group PLC	590,053	3,270,733
Diageo PLC	274,924	8,745,719
GKN PLC	613,361	3,395,960
HSBC Holdings PLC	1,081,284	11,717,792
John Wood Group PLC	313,398	4,069,030
Legal & General Group PLC	1,549,645	4,922,112
Prudential PLC	235,558	4,389,282
Schroders PLC	46,954	1,958,117

Issuer	Shares	Value

Common Stocks (continued)

UNITED KINGDOM (CONTINUED)

St. James’s Place PLC	303,859	$3,025,293
Unilever PLC	207,269	8,187,371
Vodafone Group PLC	2,988,635	10,450,737
Wolseley PLC	92,135	4,768,563
Total		73,955,643
Total Common Stocks (Cost: $332,503,665)		$403,632,655

Preferred Stocks 0.7%

GERMANY 0.7%

Henkel AG & Co. KGaA	28,749	$2,962,487
Total Preferred Stocks (Cost: $1,990,340)		$2,962,487

Rights 0.1%

UNITED KINGDOM 0.1%

Barclays PLC (a)	109,167	$142,710
Total Rights (Cost: $—)		$142,710

	Shares	Value

Money Market Funds 1.0%

Columbia Short-Term Cash Fund, 0.089% (b)(c)	4,277,292	$4,277,292
Total Money Market Funds (Cost: $4,277,292)		$4,277,292
Total Investments
(Cost: $338,771,297) (d)		$411,015,144(e)
Other Assets & Liabilities, Net		2,943,121
Net Assets		$413,958,265

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,943,324	107,174,711	(105,840,743)	4,277,292	2,890	4,277,292

(d)

At September 30, 2013, the cost of securities for federal income tax purposes was approximately $338,771,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$72,624,000
Unrealized Depreciation	(380,000)
Net Unrealized Appreciation	$72,244,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated June 30, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	70,967,658	—	70,967,658
Consumer Staples	—	39,423,747	—	39,423,747
Energy	6,596,899	11,413,335	—	18,010,234
Financials	—	97,927,765	—	97,927,765
Health Care	—	49,221,461	—	49,221,461
Industrials	7,414,210	39,918,006	—	47,332,216
Information Technology	7,012,058	34,150,654	—	41,162,712
Materials	3,118,926	13,429,457	—	16,548,383
Telecommunication Services	—	19,388,756	—	19,388,756
Utilities	—	3,649,723	—	3,649,723
Preferred Stocks
Consumer Staples	—	2,962,487	—	2,962,487
Rights
Financials	—	142,710	—	142,710
Total Equity Securities	24,142,093	382,595,759	—	406,737,852
Mutual Funds
Money Market Funds	4,277,292	—	—	4,277,292
Total Mutual Funds	4,277,292	—	—	4,277,292
Total	28,419,385	382,595,759	—	411,015,144

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Large Cap Growth Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.1%

CONSUMER DISCRETIONARY 19.2%

Auto Components 1.2%

Delphi Automotive PLC	259,120	$15,137,790

Automobiles 1.0%

General Motors Co. (a)	361,611	13,007,148

Hotels, Restaurants & Leisure 2.7%

Las Vegas Sands Corp.	281,724	18,712,108
Starwood Hotels & Resorts Worldwide, Inc.	240,960	16,011,792
Total		34,723,900

Household Durables 1.0%

Mohawk Industries, Inc. (a)	96,847	12,614,322

Internet & Catalog Retail 4.1%

Amazon.com, Inc. (a)	58,603	18,321,642
Netflix, Inc. (a)	25,847	7,992,151
priceline.com, Inc. (a)	26,529	26,819,492
Total		53,133,285

Media 3.1%

Comcast Corp., Class A	128,156	5,786,243
DISH Network Corp., Class A	386,278	17,386,373
Twenty-First Century Fox, Inc.	500,300	16,760,050
Total		39,932,666

Specialty Retail 4.9%

Best Buy Co., Inc.	167,670	6,287,625
Gap, Inc. (The)	366,120	14,747,314
Lowe’s Companies, Inc.	421,833	20,083,469
O’Reilly Automotive, Inc. (a)	114,253	14,577,540
Williams-Sonoma, Inc.	134,800	7,575,760
Total		63,271,708

Textiles, Apparel & Luxury Goods 1.2%

Nike, Inc., Class B	204,497	14,854,662
TOTAL CONSUMER DISCRETIONARY		246,675,481

CONSUMER STAPLES 8.6%

Beverages 4.4%

Anheuser-Busch InBev NV, ADR	139,450	13,833,440
Coca-Cola Enterprises, Inc.	345,340	13,886,122
PepsiCo, Inc.	365,700	29,073,150
Total		56,792,712

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)

Food & Staples Retailing 1.7%

Walgreen Co.	407,320	$21,913,816

Household Products 1.1%

Procter & Gamble Co. (The)	185,529	14,024,137

Personal Products 1.4%

Estee Lauder Companies, Inc. (The), Class A	249,050	17,408,595
TOTAL CONSUMER STAPLES		110,139,260

ENERGY 5.1%

Energy Equipment & Services 2.9%

Cameron International Corp. (a)	119,983	7,003,408
Halliburton Co.	361,587	17,410,414
Schlumberger Ltd.	143,329	12,664,550
Total		37,078,372

Oil, Gas & Consumable Fuels 2.2%

Anadarko Petroleum Corp.	160,229	14,899,695
EOG Resources, Inc.	79,700	13,491,616
Kinder Morgan Management LLC (a)(b)(c)	1,381	1
Total		28,391,312
TOTAL ENERGY		65,469,684

FINANCIALS 5.6%

Capital Markets 2.0%

BlackRock, Inc.	61,776	16,717,821
Invesco Ltd.	287,110	9,158,809
Total		25,876,630

Commercial Banks 1.4%

Fifth Third Bancorp	508,685	9,176,677
Wells Fargo & Co.	200,740	8,294,577
Total		17,471,254

Diversified Financial Services 1.2%

Citigroup, Inc.	327,191	15,872,036

Real Estate Investment Trusts (REITs) 1.0%

Simon Property Group, Inc.	85,670	12,698,864
TOTAL FINANCIALS		71,918,784

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE 15.0%

Biotechnology 6.7%

Ariad Pharmaceuticals, Inc. (a)	202,820	$3,731,888
Celgene Corp. (a)	135,197	20,810,874
Celldex Therapeutics, Inc. (a)	93,845	3,324,928
Gilead Sciences, Inc. (a)	613,060	38,524,691
Pharmacyclics, Inc. (a)	63,150	8,741,223
Vertex Pharmaceuticals, Inc. (a)	148,393	11,251,157
Total		86,384,761

Health Care Equipment & Supplies 3.7%

Abbott Laboratories	354,886	11,778,666
St. Jude Medical, Inc.	339,880	18,231,163
Zimmer Holdings, Inc.	212,778	17,477,585
Total		47,487,414

Health Care Providers & Services 2.0%

Aetna, Inc.	155,670	9,965,993
Express Scripts Holding Co. (a)	249,810	15,433,262
Total		25,399,255

Life Sciences Tools & Services 0.6%

Thermo Fisher Scientific, Inc.	83,445	7,689,457

Pharmaceuticals 2.0%

AbbVie, Inc.	297,090	13,288,836
Johnson & Johnson	154,165	13,364,564
Total		26,653,400
TOTAL HEALTH CARE		193,614,287

INDUSTRIALS 10.1%

Aerospace & Defense 2.2%

Honeywell International, Inc.	225,227	18,702,850
Precision Castparts Corp.	39,052	8,874,176
Total		27,577,026

Commercial Services & Supplies 1.5%

Tyco International Ltd.	560,316	19,599,854

Electrical Equipment 3.2%

Eaton Corp. PLC	320,578	22,068,589
Rockwell Automation, Inc.	179,124	19,155,521
Total		41,224,110

Machinery 0.8%

Pall Corp.	135,319	10,424,976

Road & Rail 2.4%

JB Hunt Transport Services, Inc.	159,383	11,623,802

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Road & Rail (continued)

Union Pacific Corp.	122,640	$19,050,898
Total		30,674,700
TOTAL INDUSTRIALS		129,500,666

INFORMATION TECHNOLOGY 30.3%

Communications Equipment 3.7%

Cisco Systems, Inc.	867,960	20,327,623
QUALCOMM, Inc.	413,724	27,868,449
Total		48,196,072

Computers & Peripherals 6.7%

Apple, Inc.	72,446	34,538,630
EMC Corp.	1,137,007	29,061,899
NCR Corp. (a)	508,741	20,151,231
Stratasys Ltd. (a)	20,008	2,026,010
Total		85,777,770

Internet Software & Services 8.1%

eBay, Inc. (a)	261,644	14,597,119
Facebook, Inc., Class A (a)	454,802	22,849,253
Google, Inc., Class A (a)	59,810	52,388,177
LinkedIn Corp., Class A (a)	61,470	15,125,308
Total		104,959,857

IT Services 4.0%

Accenture PLC, Class A	217,942	16,049,249
Mastercard, Inc., Class A	52,542	35,349,207
Total		51,398,456

Semiconductors & Semiconductor Equipment 1.9%

KLA-Tencor Corp.	265,760	16,171,496
NXP Semiconductor NV (a)	216,896	8,070,700
Total		24,242,196

Software 5.9%

Citrix Systems, Inc. (a)	177,800	12,554,458
Microsoft Corp.	684,834	22,811,821
QLIK Technologies, Inc. (a)	283,530	9,708,067
Red Hat, Inc. (a)	209,610	9,671,405
Salesforce.com, Inc. (a)	399,290	20,727,144
Total		75,472,895
TOTAL INFORMATION TECHNOLOGY		390,047,246

MATERIALS 2.9%

Chemicals 2.9%

LyondellBasell Industries NV, Class A	199,613	14,617,660

Issuer	Shares	Value

Common Stocks (continued)

MATERIALS (CONTINUED)

Chemicals (continued)

Monsanto Co.	215,320	$22,472,948
Total		37,090,608
TOTAL MATERIALS		37,090,608

TELECOMMUNICATION SERVICES 1.3%

Diversified Telecommunication Services 1.3%

Verizon Communications, Inc.	353,212	16,480,872

Common Stocks (continued)

TELECOMMUNICATION SERVICES (CONTINUED)

TOTAL TELECOMMUNICATION SERVICES		$16,480,872
Total Common Stocks (Cost: $1,122,251,015)		$1,260,936,888

	Shares	Value

Money Market Funds 2.6%

Columbia Short-Term Cash Fund, 0.089% (d)(e)	33,200,556	$33,200,556
Total Money Market Funds (Cost: $33,200,556)		$33,200,556
Total Investments
(Cost: $1,155,451,571)		$1,294,137,444(f)
Other Assets & Liabilities, Net		(9,608,292)
Net Assets		$1,284,529,152

Notes to Portfolio of Investments
(a) Non-income producing.
(b)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2013 was $1, representing less than 0.01% of net assets. Information concerning such security holdings at September 30, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Kinder Morgan Management LLC	12-19-03 - 01-18-05	—

(c)	Represents fractional shares.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	7,578,886	1,116,723,568	(1,091,101,898)	33,200,556	35,468	33,200,556

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	246,675,481	—	—	246,675,481
Consumer Staples	110,139,260	—	—	110,139,260
Energy	65,469,683	1	—	65,469,684
Financials	71,918,784	—	—	71,918,784
Health Care	193,614,287	—	—	193,614,287
Industrials	129,500,666	—	—	129,500,666
Information Technology	390,047,246	—	—	390,047,246
Materials	37,090,608	—	—	37,090,608
Telecommunication Services	16,480,872	—	—	16,480,872
Total Equity Securities	1,260,936,887	1	—	1,260,936,888
Mutual Funds
Money Market Funds	33,200,556	—	—	33,200,556
Total Mutual Funds	33,200,556	—	—	33,200,556
Total	1,294,137,443	1	—	1,294,137,444

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Large Core Quantitative Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.5%

CONSUMER DISCRETIONARY 12.0%

Diversified Consumer Services 0.4%

H&R Block, Inc.	257,700	$6,870,282

Hotels, Restaurants & Leisure 0.5%

Starwood Hotels & Resorts Worldwide, Inc.	134,500	8,937,525

Household Durables 0.8%

Whirlpool Corp.	90,100	13,194,244

Media 4.5%

Comcast Corp., Class A	910,900	41,127,135
DIRECTV (a)	242,800	14,507,300
Discovery Communications, Inc., Class A (a)	283,800	23,958,396
Total		79,592,831

Multiline Retail 0.2%

Macy’s, Inc.	93,500	4,045,745

Specialty Retail 4.6%

Gap, Inc. (The)	586,300	23,616,164
Home Depot, Inc. (The)	508,700	38,584,895
Lowe’s Companies, Inc.	150,600	7,170,066
TJX Companies, Inc.	221,400	12,484,746
Total		81,855,871

Textiles, Apparel & Luxury Goods 1.0%

Nike, Inc., Class B	142,300	10,336,672
VF Corp.	35,900	7,145,895
Total		17,482,567
TOTAL CONSUMER DISCRETIONARY		211,979,065

CONSUMER STAPLES 10.2%

Beverages 0.5%

Coca-Cola Enterprises, Inc.	217,300	8,737,633

Food & Staples Retailing 4.5%

CVS Caremark Corp.	134,200	7,615,850
Kroger Co. (The)	904,500	36,487,530
Wal-Mart Stores, Inc.	472,900	34,975,684
Total		79,079,064

Food Products 1.4%

Campbell Soup Co.	147,700	6,012,867
General Mills, Inc.	90,700	4,346,344

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)

Food Products (continued)

Tyson Foods, Inc., Class A	531,700	$15,036,476
Total		25,395,687

Household Products 0.3%

Kimberly-Clark Corp.	54,400	5,125,568

Tobacco 3.5%

Lorillard, Inc.	647,700	29,004,006
Philip Morris International, Inc.	372,200	32,228,798
Total		61,232,804
TOTAL CONSUMER STAPLES		179,570,756

ENERGY 9.9%

Energy Equipment & Services 1.0%

Diamond Offshore Drilling, Inc.	277,800	17,312,496

Oil, Gas & Consumable Fuels 8.9%

Anadarko Petroleum Corp.	65,000	6,044,350
Apache Corp.	101,100	8,607,654
Chevron Corp.	275,200	33,436,800
ConocoPhillips	578,400	40,204,584
Exxon Mobil Corp.	190,800	16,416,432
Murphy Oil Corp.	43,300	2,611,856
Phillips 66	394,800	22,827,336
Valero Energy Corp.	819,400	27,982,510
Total		158,131,522
TOTAL ENERGY		175,444,018

FINANCIALS 15.6%

Capital Markets 2.5%

BlackRock, Inc.	53,500	14,478,170
Goldman Sachs Group, Inc. (The)	192,900	30,518,709
Total		44,996,879

Commercial Banks 0.6%

Comerica, Inc.	33,400	1,312,954
Fifth Third Bancorp	506,500	9,137,260
Total		10,450,214

Consumer Finance 1.0%

SLM Corp.	703,700	17,522,130

Diversified Financial Services 5.5%

Berkshire Hathaway, Inc., Class B (a)	61,700	7,003,567
Citigroup, Inc.	802,200	38,914,722

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Diversified Financial Services (continued)

JPMorgan Chase & Co.	932,800	$48,216,432
Moody’s Corp.	40,300	2,834,299
Total		96,969,020

Insurance 4.4%

Aon PLC	209,700	15,610,068
MetLife, Inc.	554,900	26,052,555
Prudential Financial, Inc.	465,800	36,323,084
Total		77,985,707

Real Estate Investment Trusts (REITs) 1.6%

Public Storage	119,500	19,185,725
Simon Property Group, Inc.	58,200	8,626,986
Total		27,812,711
TOTAL FINANCIALS		275,736,661

HEALTH CARE 13.0%

Biotechnology 2.5%

Amgen, Inc.	74,800	8,373,112
Celgene Corp. (a)	76,000	11,698,680
Gilead Sciences, Inc. (a)	305,700	19,210,188
Vertex Pharmaceuticals, Inc. (a)	67,200	5,095,104
Total		44,377,084

Health Care Equipment & Supplies 3.6%

Becton Dickinson and Co.	240,700	24,074,814
Medtronic, Inc.	380,700	20,272,275
St. Jude Medical, Inc.	371,400	19,921,896
Total		64,268,985

Health Care Providers & Services 2.2%

AmerisourceBergen Corp.	457,000	27,922,700
McKesson Corp.	88,900	11,405,870
Total		39,328,570

Pharmaceuticals 4.7%

Eli Lilly & Co.	599,400	30,167,802
Pfizer, Inc.	1,829,400	52,522,074
Total		82,689,876
TOTAL HEALTH CARE		230,664,515

INDUSTRIALS 10.7%

Aerospace & Defense 4.7%

Boeing Co. (The)	309,900	36,413,250
Northrop Grumman Corp.	158,800	15,127,288
Raytheon Co.	409,900	31,590,993
Total		83,131,531

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Air Freight & Logistics 1.2%

United Parcel Service, Inc., Class B	233,000	$21,289,210

Airlines 0.6%

Southwest Airlines Co.	694,400	10,110,464

Electrical Equipment 3.1%

Emerson Electric Co.	369,700	23,919,590
Rockwell Automation, Inc.	219,400	23,462,636
Roper Industries, Inc.	62,200	8,264,514
Total		55,646,740

Professional Services 0.6%

Dun & Bradstreet Corp. (The)	101,900	10,582,315

Road & Rail 0.5%

Union Pacific Corp.	54,800	8,512,632
TOTAL INDUSTRIALS		189,272,892

INFORMATION TECHNOLOGY 17.8%

Communications Equipment 2.7%

Cisco Systems, Inc.	1,826,100	42,767,262
QUALCOMM, Inc.	67,300	4,533,328
Total		47,300,590

Computers & Peripherals 4.0%

Apple, Inc. (b)	147,500	70,320,625

Internet Software & Services 1.8%

Google, Inc., Class A (a)	27,300	23,912,343
VeriSign, Inc. (a)	157,800	8,030,442
Total		31,942,785

IT Services 2.4%

Mastercard, Inc., Class A	62,200	41,846,916

Semiconductors & Semiconductor Equipment 1.4%

Broadcom Corp., Class A	97,600	2,538,576
KLA-Tencor Corp.	115,100	7,003,835
NVIDIA Corp.	1,012,000	15,746,720
Total		25,289,131

Software 5.5%

CA, Inc.	46,900	1,391,523
Microsoft Corp.	1,632,800	54,388,568
Oracle Corp.	1,216,600	40,354,622

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Software (continued)

VMware, Inc., Class A (a)	23,100	$1,868,790
Total		98,003,503
TOTAL INFORMATION TECHNOLOGY		314,703,550

MATERIALS 3.5%

Chemicals 3.2%

CF Industries Holdings, Inc.	135,200	28,504,216
Eastman Chemical Co.	172,100	13,406,590
LyondellBasell Industries NV, Class A	193,300	14,155,359
Total		56,066,165

Paper & Forest Products 0.3%

International Paper Co.	129,600	5,806,080
TOTAL MATERIALS		61,872,245

TELECOMMUNICATION SERVICES 2.4%

Diversified Telecommunication Services 2.4%

AT&T, Inc.	258,900	8,755,998
Verizon Communications, Inc.	729,200	34,024,472
Total		42,780,470
TOTAL TELECOMMUNICATION SERVICES		42,780,470

Issuer	Shares	Value

Common Stocks (continued)

UTILITIES 3.4%

Electric Utilities 1.0%

American Electric Power Co., Inc.	401,500	$17,405,025

Independent Power Producers & Energy Traders 0.8%

AES Corp. (The)	1,110,200	14,754,558

Multi-Utilities 1.6%

Ameren Corp.	54,800	1,909,232
Public Service Enterprise Group, Inc.	796,100	26,215,573
Total		28,124,805
TOTAL UTILITIES		60,284,388
Total Common Stocks (Cost: $1,499,669,740)		$1,742,308,560

	Shares	Value

Money Market Funds 1.6%

Columbia Short-Term Cash Fund, 0.089% (c)(d)	27,500,374	$27,500,374
Total Money Market Funds (Cost: $27,500,374)		$27,500,374
Total Investments
(Cost: $1,527,170,114)		$1,769,808,934(e)
Other Assets & Liabilities, Net		(926,604)
Net Assets		$1,768,882,330

Investments in Derivatives Futures Contracts Outstanding at September 30, 2013

At September 30, 2013, securities totaling $2,383,750 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500 Index	68	28,463,100	December 2013	—	(317,037)

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	This security, or a portion of this security, was pledged as collateral for open futures contracts.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	9,393,264	443,771,966	(425,664,856)	27,500,374	19,031	27,500,374

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                         Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                         Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                         Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	211,979,065	—	—	211,979,065
Consumer Staples	179,570,756	—	—	179,570,756
Energy	175,444,018	—	—	175,444,018
Financials	275,736,661	—	—	275,736,661
Health Care	230,664,515	—	—	230,664,515
Industrials	189,272,892	—	—	189,272,892
Information Technology	314,703,550	—	—	314,703,550
Materials	61,872,245	—	—	61,872,245
Telecommunication Services	42,780,470	—	—	42,780,470
Utilities	60,284,388	—	—	60,284,388
Total Equity Securities	1,742,308,560	—	—	1,742,308,560
Mutual Funds
Money Market Funds	27,500,374	—	—	27,500,374
Total Mutual Funds	27,500,374	—	—	27,500,374
Investments in Securities	1,769,808,934	—	—	1,769,808,934
Derivatives
Liabilities
Futures Contracts	(317,037)	—	—	(317,037)
Total	1,769,491,897	—	—	1,769,491,897

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Limited Duration Credit Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 88.5%

Aerospace & Defense 2.8%

L-3 Communications Corp.
11/15/16	3.950%	$25,919,000	$27,645,879
07/15/20	4.750%	22,040,000	23,082,713
Northrop Grumman Corp.
Senior Unsecured
06/01/18	1.750%	28,000,000	27,481,524
03/15/21	3.500%	3,770,000	3,812,616
Total			82,022,732

Banking 2.1%

Bank of Nova Scotia Senior Unsecured
04/25/18	1.450%	10,209,000	9,974,265
Royal Bank of Canada Senior Unsecured
07/27/18	2.200%	25,275,000	25,355,703
Toronto-Dominion Bank (The) Senior Unsecured
04/30/18	1.400%	11,005,000	10,736,720
Toronto-dominion Bank
09/10/18	2.625%	14,235,000	14,563,643
Total			60,630,331

Chemicals 1.9%

Dow Chemical Co. (The) Senior Unsecured
11/15/20	4.250%	30,141,000	31,481,250
LyondellBasell Industries NV Senior Unsecured
04/15/19	5.000%	22,853,000	25,155,348
Total			56,636,598

Construction Machinery 0.1%

CNH Capital LLC
11/01/15	3.875%	3,654,000	3,763,620

Consumer Products 2.0%

Clorox Co. (The) Senior Unsecured
10/15/17	5.950%	26,810,000	30,793,135
Reckitt Benckiser Treasury Service (a)
09/21/18	2.125%	25,740,000	25,855,392
Total			56,648,527

Electric 15.5%

American Electric Power Co., Inc. Senior Unsecured
12/15/17	1.650%	14,433,000	14,178,994
Appalachian Power Co.
Senior Unsecured
05/24/15	3.400%	36,510,000	37,958,699
03/30/21	4.600%	2,200,000	2,358,677

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Electric (continued)

Arizona Public Service Co. Senior Unsecured
08/01/16	6.250%	$9,915,000	$11,251,195
CMS Energy Corp.
Senior Unsecured
09/30/15	4.250%	1,375,000	1,453,139
12/15/15	6.875%	18,359,000	20,454,460
02/01/20	6.250%	22,729,000	26,196,113
DTE Energy Co. Senior Unsecured
06/01/16	6.350%	19,344,000	21,888,471
Dominion Resources, Inc.
Senior Unsecured
11/30/17	6.000%	12,050,000	13,906,568
06/15/18	6.400%	10,578,000	12,530,466
03/15/21	4.450%	12,485,000	13,377,490
Duke Energy Corp.
Senior Unsecured
06/15/18	2.100%	24,690,000	24,624,201
09/15/19	5.050%	23,389,000	26,065,076
09/15/21	3.550%	7,560,000	7,576,950
08/15/22	3.050%	4,500,000	4,258,499
FirstEnergy Corp. Senior Unsecured
03/15/18	2.750%	17,415,000	16,937,219
Indiana Michigan Power Co.
Senior Unsecured
11/15/14	5.050%	1,195,000	1,253,610
12/01/15	5.650%	4,543,000	4,909,502
Metropolitan Edison Co. Senior Unsecured
04/01/14	4.875%	4,680,000	4,766,461
NextEra Energy Capital Holdings
06/01/15	1.200%	10,645,000	10,701,961
Northeast Utilities Senior Unsecured
05/01/18	1.450%	6,900,000	6,723,022
Ohio Power Co. Senior Unsecured
06/01/16	6.000%	7,990,000	8,947,977
Oncor Electric Delivery Co. LLC Senior Secured
09/30/17	5.000%	39,070,000	43,498,155
PPL Capital Funding, Inc.
06/01/18	1.900%	18,223,000	17,886,767
Potomac Edison Co. (The) 1st Mortgage
11/15/14	5.350%	1,760,000	1,847,319
Progress Energy, Inc. Senior Unsecured
01/15/16	5.625%	5,520,000	6,065,282

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Electric (continued)

Sierra Pacific Power Co.
05/15/16	6.000%	$7,485,000	$8,433,776
Southern California Edison Co. 1st Refunding Mortgage
06/01/21	3.875%	11,870,000	12,578,123
TransAlta Corp. Senior Unsecured
01/15/15	4.750%	50,370,000	52,647,729
Xcel Energy, Inc.
Senior Unsecured
05/09/16	0.750%	8,190,000	8,132,588
05/15/20	4.700%	6,395,000	7,035,907
Total			450,444,396

Entertainment 0.3%

Time Warner, Inc.
03/15/20	4.875%	7,265,000	7,903,986

Environmental 0.8%

Waste Management, Inc.
06/30/20	4.750%	21,115,000	22,914,885

Food and Beverage 10.0%

Beam, Inc. Senior Unsecured
06/15/18	1.750%	39,670,000	38,807,574
ConAgra Foods, Inc.
Senior Unsecured
06/15/17	5.819%	18,055,000	20,481,249
03/15/18	2.100%	37,460,000	37,160,919
Constellation Brands, Inc.
12/15/14	8.375%	3,782,000	4,084,560
Diageo Capital PLC
07/15/20	4.828%	9,318,000	10,442,729
Diageo Finance Bv
10/28/15	5.300%	4,390,000	4,801,800
General Mills, Inc.
10/15/14	6.190%	56,835,000	59,986,431
Heineken NV (a)
Senior Unsecured
10/01/17	1.400%	16,382,000	16,105,865
04/01/22	3.400%	21,508,000	21,045,556
PepsiCo, Inc. Senior Unsecured
01/07/19	2.250%	26,525,000	26,590,092
SABMiller Holdings, Inc. (a)
01/15/22	3.750%	29,690,000	29,926,392
Sabmiller Holdings, Inc. (a)
08/01/18	2.200%	21,090,000	21,233,173
Total			290,666,340

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Gas Pipelines 14.1%

CenterPoint Energy Resources Corp. Senior Unsecured
11/01/17	6.125%	$24,415,000	$28,454,559
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	28,518,000	31,893,533
Enterprise Products Operating LLC
01/31/20	5.250%	22,842,000	25,354,940
09/01/20	5.200%	22,333,000	24,851,939
Gulfstream Natural Gas System LLC Senior Unsecured (a)
11/01/15	5.560%	6,460,000	7,039,753
Kinder Morgan Energy Partners LP
Senior Unsecured
02/01/19	2.650%	7,000,000	6,951,805
02/15/20	6.850%	6,660,000	7,886,705
09/15/20	5.300%	22,948,000	25,198,396
Midcontinent Express Pipeline LLC Senior Unsecured (a)
09/15/14	5.450%	39,550,000	40,538,750
NiSource Finance Corp.
09/15/17	5.250%	29,009,000	32,395,064
09/15/20	5.450%	19,682,000	21,675,098
Northwest Pipeline LLC
Senior Unsecured
06/15/16	7.000%	11,954,000	13,678,795
04/15/17	5.950%	17,830,000	20,252,639
Panhandle Eastern Pipeline Co. LP Senior Unsecured
11/01/17	6.200%	23,265,000	26,689,352
Plains All American Pipeline LP/Finance Corp.
Senior Unsecured
09/15/15	3.950%	7,969,000	8,435,418
01/15/20	5.750%	8,150,000	9,265,759
02/01/21	5.000%	4,480,000	4,878,429
Rockies Express Pipeline LLC Senior Unsecured (a)
04/15/15	3.900%	26,995,000	26,860,025
Southern Natural Gas Co. LLC Senior Unsecured (a)
04/01/17	5.900%	14,793,000	16,816,889
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%	26,607,000	29,996,333
Total			409,114,181

Health Care 1.3%

AmerisourceBergen Corp.
09/15/15	5.875%	1,877,000	2,054,611
Cardinal Health, Inc. Senior Unsecured
12/15/20	4.625%	19,941,000	21,308,195

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Health Care (continued)

Express Scripts Holding Co.
05/15/16	3.125%	$6,195,000	$6,484,251
McKesson Corp. Senior Unsecured
12/04/15	0.950%	1,665,000	1,666,615
Medco Health Solutions, Inc.
09/15/15	2.750%	6,960,000	7,186,720
Total			38,700,392

Healthcare Insurance 0.7%

Aetna, Inc. Senior Unsecured
11/15/17	1.500%	130,000	127,647
UnitedHealth Group, Inc. Senior Unsecured
10/15/15	0.850%	10,665,000	10,691,940
WellPoint, Inc. Senior Unsecured
01/15/16	5.250%	8,120,000	8,865,335
Total			19,684,922

Independent Energy 3.6%

Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	4,518,000	5,073,172
Berry Petroleum Co. Senior Unsecured
06/01/14	10.250%	3,320,000	3,502,600
Concho Resources, Inc.
04/01/23	5.500%	5,854,000	5,780,825
Continental Resources, Inc.
10/01/19	8.250%	9,971,000	10,968,100
Devon Energy Corp. Senior Unsecured
05/15/17	1.875%	9,530,000	9,551,214
Marathon Oil Corp. Senior Unsecured
11/01/15	0.900%	21,680,000	21,677,919
Pioneer Natural Resources Co.
07/15/16	5.875%	7,540,000	8,397,720
Woodside Finance Ltd. (a)
11/10/14	4.500%	33,190,000	34,438,682
05/10/21	4.600%	3,500,000	3,702,877
Total			103,093,109

Life Insurance 4.7%

Hartford Financial Services Group, Inc. Senior Unsecured
10/15/17	4.000%	33,789,000	36,205,488

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Life Insurance (continued)

MetLife Global Funding I Secured (a)
01/10/18	1.500%	$20,365,000	$19,999,672
MetLife, Inc. Senior Unsecured
12/15/17	1.756%	10,655,000	10,576,260
Metropolitan Life Global Funding I Secured (a)
06/22/18	1.875%	6,840,000	6,743,851
Prudential Covered Trust Secured (a)
09/30/15	2.997%	28,384,200	29,274,499
Prudential Financial, Inc. Senior Unsecured
06/21/20	5.375%	30,830,000	34,778,398
Total			137,578,168

Media Cable 2.6%

DIRECTV Holdings LLC/Financing Co., Inc.
03/15/17	2.400%	40,169,000	40,354,902
01/15/18	1.750%	7,025,000	6,773,357
DISH DBS Corp.
02/01/16	7.125%	1,541,000	1,693,174
Time Warner Cable, Inc.
02/01/20	5.000%	26,879,000	27,186,271
Total			76,007,704

Media Non-Cable 4.1%

BSKYB Finance UK PLC (a)
10/15/15	5.625%	30,965,000	33,746,586
NBCUniversal Media LLC
04/01/21	4.375%	30,802,000	33,160,047
Scripps Networks Interactive, Inc. Senior Unsecured
12/15/16	2.700%	7,877,000	8,177,720
TCM Sub LLC (a)
01/15/15	3.550%	43,720,000	45,127,565
Total			120,211,918

Metals 0.2%

CONSOL Energy, Inc.
04/01/17	8.000%	5,225,000	5,551,562
Non-Captive Diversified 2.0%
General Electric Capital Corp. Senior Unsecured
05/04/20	5.550%	51,709,000	58,585,832

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Oil Field Services 1.1%

Noble Holding International Ltd.
03/01/16	3.050%	$5,055,000	$5,211,397
03/15/17	2.500%	15,485,000	15,566,761
Weatherford International Ltd.
02/15/16	5.500%	8,985,000	9,733,396
Total			30,511,554

Pharmaceuticals 0.6%

Hospira, Inc. Senior Unsecured
03/30/17	6.050%	14,899,000	16,344,218

Property & Casualty 4.8%

Berkshire Hathaway, Inc. Senior Unsecured
02/09/18	1.550%	7,150,000	7,081,517
CNA Financial Corp.
Senior Unsecured
08/15/16	6.500%	21,806,000	24,660,405
08/15/20	5.875%	25,625,000	29,551,211
08/15/21	5.750%	3,917,000	4,412,912
Liberty Mutual Group, Inc. (a)
06/01/21	5.000%	26,050,000	27,634,309
Senior Unsecured
08/15/16	6.700%	41,525,000	47,029,513
Total			140,369,867

Railroads 0.6%

Burlington Northern Santa Fe LLC Senior Unsecured
09/15/21	3.450%	7,135,000	7,170,054
CSX Corp. Senior Unsecured
03/15/18	6.250%	7,260,000	8,503,326
Norfolk Southern Corp. Senior Unsecured
12/01/21	3.250%	1,983,000	1,967,872
Total			17,641,252

Refining 0.8%

Marathon Petroleum Corp. Senior Unsecured
03/01/16	3.500%	15,550,000	16,331,325
Valero Energy Corp.
02/01/15	4.500%	5,495,000	5,755,853
Total			22,087,178

Restaurants 1.9%

Yum! Brands, Inc.
Senior Unsecured
09/15/15	4.250%	2,475,000	2,631,197
11/01/20	3.875%	44,131,000	44,889,988

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Restaurants (continued)

11/01/21	3.750%	$7,430,000	$7,369,884
Total			54,891,069

Technology 0.7%

Apple, Inc. Senior Unsecured
05/03/18	1.000%	22,170,000	21,355,341

Transportation Services 2.1%

ERAC U.S.A. Finance LLC (a)
10/15/17	6.375%	43,138,000	50,122,226
ERAC USA Finance LLC (a)
11/01/18	2.800%	8,675,000	8,735,005
Senior Notes
08/16/21	4.500%	2,180,000	2,274,239
Total			61,131,470

Wireless 0.5%

CC Holdings GS V LLC /Crown Castle GS III Corp. Senior Secured
12/15/17	2.381%	14,038,000	13,839,278

Wirelines 6.6%

AT&T, Inc.
Senior Unsecured
05/15/21	4.450%	5,633,000	5,915,867
08/15/21	3.875%	43,110,000	43,656,937
12/01/22	2.625%	26,895,000	24,105,531
Verizon Communications, Inc.
09/15/20	4.500%	45,940,000	48,855,628
Senior Unsecured
11/01/21	3.500%	71,647,000	70,469,768
Total			193,003,731
Total Corporate Bonds & Notes (Cost: $2,563,789,090)			$2,571,334,161

U.S. Treasury Obligations 6.0%

U.S. Treasury
10/31/13	2.750%	173,435,000	173,806,865
Total U.S. Treasury Obligations (Cost: $173,792,162)			$173,806,865

	Shares	Value

Money Market Funds 4.9%

Columbia Short-Term Cash Fund, 0.089% (b)(c)	141,101,699	$141,101,699
Total Money Market Funds (Cost: $141,101,699)		$141,101,699
Total Investments
(Cost: $2,878,682,951) (d)		$2,886,242,725(e)
Other Assets & Liabilities, Net		16,495,589
Net Assets		$2,902,738,314

Investments in Derivatives Futures Contracts Outstanding at September 30, 2013

At September 30, 2013, $9,380,800 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Long Bond, 20-year	(201)	(26,808,375)	December 2013	—	(257,833)
U.S. Treasury Note, 2-year	(550)	(121,146,097)	December 2013	—	(335,984)
U.S. Treasury Note, 5-year	(449)	(54,350,049)	December 2013	—	(20,257)
U.S. Treasury Note, 10-year	(5,652)	(714,359,841)	December 2013	—	(9,428,263)
Total				—	(10,042,337)

Notes to Portfolio of Investments
(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the value of these securities amounted to $514,250,819 or 17.72% of net assets.

(b) The rate shown is the seven-day current annualized yield at September 30, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	104,424,305	942,368,466	(905,691,072)	141,101,699	121,617	141,101,699

(d)

At September 30, 2013, the cost of securities for federal income tax purposes was approximately $2,878,683,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$30,020,000
Unrealized Depreciation	(22,460,000)
Net Unrealized Appreciation	$7,560,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                         Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                                         Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                         Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Food & Beverage	—	230,679,909	59,986,431	290,666,340
All Other Industries	—	2,280,667,821	—	2,280,667,821
U.S. Treasury Obligations	173,806,865	—	—	173,806,865
Total Bonds	173,806,865	2,511,347,730	59,986,431	2,745,141,026
Mutual Funds
Money Market Funds	141,101,699	—	—	141,101,699
Total Mutual Funds	141,101,699	—	—	141,101,699
Investments in Securities	314,908,564	2,511,347,730	59,986,431	2,886,242,725
Derivatives
Liabilities
Futures Contracts	(10,042,337)	—	—	(10,042,337)
Total	304,866,227	2,511,347,730	59,986,431	2,876,200,388

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Corporate Bonds & Notes ($)
Balance as of December 31, 2012	62,818,589
Accrued discounts/premiums	(2,280,461)
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(a)	(551,697)
Sales	—
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of September 30, 2013	59,986,431

(a) Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2013 was $(551,697).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 43.6%
INTERNATIONAL 12.8%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 (a)	2,974,090	$44,968,238
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	4,813,703	63,925,972
Variable Portfolio – DFA International Value Fund, Class 1 (a)	10,907,676	119,657,212
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	10,151,551	130,955,005
Variable Portfolio – Mondrian International Small Cap Fund, Class 1 (a)	4,910,438	63,983,005
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	7,410,363	90,406,431
Variable Portfolio – Pyrford International Equity Fund, Class 1 (a)	6,911,067	70,769,324
Total		584,665,187
U.S. LARGE CAP 21.9%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 (a)(b)	8,443,448	109,511,519
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	6,422,771	108,031,015
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 (a)(b)	5,982,646	56,655,659
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1 (a)(b)	2,503,448	69,921,301
Columbia Variable Portfolio – Select Large Cap Growth Fund, Class 1 (a)	3,721,915	58,843,473
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	5,676,036	82,643,078
Variable Portfolio – American Century Growth Fund, Class 1 (a)(b)	3,731,923	56,837,194
Variable Portfolio – Holland Large Cap Growth Fund, Class 1 (a)(b)	3,575,675	56,352,642
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	7,924,437	121,957,079
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	6,946,008	108,843,951
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	3,607,994	57,583,577
Variable Portfolio – Sit Dividend Growth Fund, Class 1 (a)(b)	8,642,921	108,987,238
Total		996,167,726

	Shares	Value

Equity Funds (continued)
U.S. MID CAP 4.1%
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1 (a)(b)	2,799,272	$41,513,210
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	4,819,606	77,692,042
Variable Portfolio – Victory Established Value Fund, Class 1 (a)(b)	4,462,655	67,609,231
Total		186,814,483
U.S. SMALL CAP 4.8%
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1 (a)(b)	2,301,905	39,109,369
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)	3,144,378	53,705,978
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)	6,090,729	125,834,451
Total		218,649,798
Total Equity Funds (Cost: $1,751,648,618)		$1,986,297,194

Fixed-Income Funds 26.7%
FLOATING RATE 1.3%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 (a)	6,155,465	60,508,224
GLOBAL BOND 1.9%
Columbia Variable Portfolio – Global Bond Fund, Class 1 (a)	8,230,185	88,474,482
HIGH YIELD 1.6%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)	8,367,929	70,792,681
INFLATION PROTECTED SECURITIES 2.6%
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1 (a)	13,530,822	120,018,390
INVESTMENT GRADE 17.5%
Columbia Variable Portfolio – Diversified Bond Fund, Class 1 (a)	14,473,246	144,732,463
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	14,003,129	145,072,413
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 (a)	7,900,569	80,822,820
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	13,686,073	145,072,379
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)	13,618,709	144,903,059

	Shares	Value

Fixed-Income Funds (continued)
INVESTMENT GRADE (CONTINUED)
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund, Class 1 (a)	4,019,784	$40,599,818
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 (a)	9,517,137	96,123,086
Total		797,326,038
MULTISECTOR 1.8%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 (a)	9,329,949	80,797,361
Total Fixed-Income Funds (Cost: $1,293,455,425)		$1,217,917,176

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 0.6%
Aerospace & Defense –%
L-3 Communications Corp.
02/15/21	4.950%	$180,000	$190,606
Lockheed Martin Corp. Senior Unsecured
12/15/42	4.070%	100,000	87,854
Northrop Grumman Corp.
Senior Unsecured
03/15/21	3.500%	160,000	161,809
08/01/23	3.250%	340,000	321,340
Raytheon Co. Senior Unsecured
12/15/41	4.700%	160,000	157,728
Total			919,337
Banking 0.1%
Bank of America Corp. Senior Unsecured
07/24/23	4.100%	460,000	457,141
Citigroup, Inc. Senior Unsecured
01/30/42	5.875%	480,000	533,688
Goldman Sachs Group, Inc. (The) Senior Unsecured
01/22/23	3.625%	410,000	391,456
HSBC Holdings PLC Senior Unsecured
03/30/22	4.000%	480,000	488,404
JPMorgan Chase & Co. Senior Unsecured
01/25/23	3.200%	190,000	177,749
Morgan Stanley
Senior Unsecured
02/25/23	3.750%	100,000	96,403

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
07/24/42	6.375%	$100,000	$113,167
Total			2,258,008
Chemicals –%
Dow Chemical Co. (The) Senior Unsecured
11/15/42	4.375%	240,000	207,491
LYB International Finance BV
07/15/23	4.000%	40,000	39,655
Total			247,146
Consumer Products –%
Clorox Co. (The) Senior Unsecured
09/15/22	3.050%	110,000	104,858
Diversified Manufacturing –%
General Electric Co. Senior Unsecured
10/09/42	4.125%	80,000	73,443
United Technologies Corp. Senior Unsecured
06/01/42	4.500%	160,000	155,424
Total			228,867
Electric 0.1%
Arizona Public Service Co. Senior Unsecured
09/01/41	5.050%	250,000	256,742
CMS Energy Corp.
Senior Unsecured
03/15/22	5.050%	50,000	53,557
03/31/43	4.700%	170,000	157,444
Consolidated Edison Co. of New York, Inc. Senior Unsecured
03/01/43	3.950%	210,000	186,500
DTE Electric Co. General Refunding Mortgage
04/01/43	4.000%	160,000	145,261
Dominion Resources, Inc. Senior Unsecured
09/15/42	4.050%	230,000	197,953
Duke Energy Progress, Inc. 1st Mortgage
05/15/42	4.100%	240,000	221,292
FirstEnergy Corp. Senior Unsecured
03/15/23	4.250%	150,000	137,179
Florida Power & Light Co. 1st Mortgage
12/15/42	3.800%	340,000	300,411

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Indiana Michigan Power Co. Senior Unsecured
03/15/37	6.050%	$450,000	$494,223
Metropolitan Edison Co. Senior Unsecured (c)
03/15/23	3.500%	490,000	461,006
Oncor Electric Delivery Co. LLC Senior Secured
12/01/41	4.550%	260,000	249,155
PPL Capital Funding, Inc.
06/01/23	3.400%	420,000	391,390
PacifiCorp 1st Mortgage
02/01/42	4.100%	290,000	265,356
Pacific Gas & Electric Co. Senior Unsecured
08/15/42	3.750%	265,000	215,640
Progress Energy, Inc. Senior Unsecured
04/01/22	3.150%	860,000	822,321
Public Service Co. of Colorado 1st Refunding Mortgage
09/15/42	3.600%	350,000	296,688
Southern California Edison Co.
1st Refunding Mortgage
03/15/43	3.900%	240,000	213,329
Southern California Edison Co. (d)
1st Refunding Mortgage
10/01/43	4.650%	145,000	143,336
Total			5,208,783
Entertainment –%
Time Warner, Inc.
03/29/41	6.250%	600,000	659,596
Environmental –%
Waste Management, Inc.
06/30/20	4.750%	480,000	520,916
Food and Beverage 0.1%
Anheuser-Busch InBev Finance, Inc.
01/17/43	4.000%	280,000	252,190
Beam, Inc. Senior Unsecured
05/15/22	3.250%	125,000	121,624
ConAgra Foods, Inc. Senior Unsecured
01/25/43	4.650%	185,000	167,911

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
Diageo Capital PLC
04/29/23	2.625%	$260,000	$239,479
Heineken NV Senior Unsecured (c)
10/01/42	4.000%	240,000	199,560
Kraft Foods Group, Inc. Senior Unsecured
06/04/42	5.000%	240,000	237,748
Molson Coors Brewing Co.
05/01/42	5.000%	195,000	190,016
Mondelez International, Inc. Senior Unsecured
02/09/40	6.500%	80,000	94,142
PepsiCo, Inc. Senior Unsecured
03/01/23	2.750%	525,000	491,749
SABMiller Holdings, Inc. (c)
01/15/22	3.750%	480,000	483,822
Total			2,478,241
Gas Distributors –%
Southern California Gas Co. 1st Mortgage
09/15/42	3.750%	240,000	212,020
Gas Pipelines –%
Enterprise Products Operating LLC
03/15/44	4.850%	410,000	382,143
Kinder Morgan Energy Partners LP Senior Unsecured
08/15/42	5.000%	380,000	345,415
NiSource Finance Corp.
02/15/43	5.250%	200,000	192,182
Plains All American Pipeline LP/Finance Corp. Senior Unsecured
06/01/22	3.650%	305,000	301,257
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
08/01/42	4.450%	160,000	142,781
Total			1,363,778
Healthcare Insurance –%
Aetna, Inc. Senior Unsecured
05/15/42	4.500%	100,000	92,401
CIGNA Corp. Senior Unsecured
02/15/42	5.375%	50,000	52,475

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Healthcare Insurance (continued)
UnitedHealth Group, Inc. Senior Unsecured
10/15/42	3.950%	$270,000	$231,534
WellPoint, Inc. Senior Unsecured
05/15/42	4.625%	240,000	219,493
Total			595,903
Independent Energy –%
Anadarko Petroleum Corp. Senior Unsecured
03/15/40	6.200%	100,000	112,076
Apache Corp. Senior Unsecured
01/15/44	4.250%	180,000	157,470
Canadian Natural Resources Ltd. Senior Unsecured
03/15/38	6.250%	75,000	83,573
Canadian Oil Sands Ltd. Senior Unsecured (c)
04/01/22	4.500%	100,000	100,581
Devon Energy Corp. Senior Unsecured
05/15/42	4.750%	130,000	118,597
EnCana Corp. Senior Unsecured
11/15/41	5.150%	300,000	275,350
Hess Corp. Senior Unsecured
02/15/41	5.600%	270,000	277,933
Marathon Oil Corp. Senior Unsecured
11/01/22	2.800%	120,000	111,583
Pioneer Natural Resources Co. Senior Unsecured
07/15/22	3.950%	100,000	100,451
Total			1,337,614
Integrated Energy –%
Cenovus Energy, Inc. Senior Unsecured
09/15/42	4.450%	160,000	143,417
Suncor Energy, Inc. Senior Unsecured
06/15/38	6.500%	100,000	116,535
Total			259,952
Life Insurance 0.1%
Hartford Financial Services Group, Inc. Senior Unsecured
04/15/22	5.125%	300,000	328,341

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Life Insurance (continued)
MetLife, Inc. Senior Unsecured
09/15/23	4.368%	$840,000	$878,140
Prudential Financial, Inc. Senior Unsecured
05/12/41	5.625%	290,000	309,628
Total			1,516,109
Media Cable –%
DIRECTV Holdings LLC/Financing Co., Inc.
03/15/42	5.150%	310,000	263,744
Time Warner Cable, Inc.
09/15/42	4.500%	520,000	380,204
Total			643,948
Media Non-Cable 0.1%
British Sky Broadcasting Group PLC (c)
11/26/22	3.125%	245,000	226,264
NBCUniversal Media LLC
01/15/43	4.450%	800,000	739,379
News America, Inc. (c)(d)
10/01/43	5.400%	510,000	510,532
Reed Elsevier Capital, Inc.
10/15/22	3.125%	300,000	277,731
Total			1,753,906
Metals –%
BHP Billiton Finance USA Ltd.
09/30/43	5.000%	75,000	76,387
Non-Captive Diversified –%
General Electric Capital Corp.
Senior Unsecured
01/14/38	5.875%	800,000	883,101
01/09/23	3.100%	100,000	93,548
Total			976,649
Oil Field Services –%
Noble Holding International Ltd.
03/15/22	3.950%	245,000	236,324
Weatherford International Ltd.
04/15/42	5.950%	210,000	201,066
Total			437,390
Pharmaceuticals –%
Amgen, Inc. Senior Unsecured
05/15/43	5.375%	320,000	318,714

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Property & Casualty –%
Alleghany Corp. Senior Unsecured
06/27/22	4.950%	$260,000	$274,755
Berkshire Hathaway Finance Corp.
05/15/42	4.400%	170,000	156,204
CNA Financial Corp. Senior Unsecured
08/15/20	5.875%	270,000	311,369
Liberty Mutual Group, Inc. (c)
06/15/23	4.250%	80,000	78,025
Loews Corp. Senior Unsecured
05/15/23	2.625%	110,000	100,609
Total			920,962
Railroads –%
Burlington Northern Santa Fe LLC Senior Unsecured
03/15/43	4.450%	350,000	318,383
CSX Corp. Senior Unsecured
03/15/44	4.100%	370,000	313,504
Canadian Pacific Railway Co. Senior Unsecured
03/15/23	4.450%	290,000	303,500
Norfolk Southern Corp.
Senior Unsecured
04/01/22	3.000%	130,000	125,285
10/01/42	3.950%	270,000	228,964
Union Pacific Corp. Senior Unsecured
06/15/42	4.300%	240,000	225,235
Total			1,514,871
Refining –%
Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%	80,000	86,978
Valero Energy Corp.
06/15/37	6.625%	140,000	152,060
Total			239,038
Restaurants –%
Yum! Brands, Inc. Senior Unsecured
11/01/21	3.750%	350,000	347,168

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers –%
Lowe’s Companies, Inc. Senior Unsecured
04/15/42	4.650%	$210,000	$201,914
Wal-Mart Stores, Inc. Senior Unsecured
10/25/40	5.000%	380,000	391,908
Total			593,822
Supermarkets –%
Kroger Co. (The) Senior Unsecured
04/15/42	5.000%	80,000	76,807
Technology –%
Corning, Inc. Senior Unsecured
03/15/42	4.750%	80,000	78,505
Oracle Corp. Senior Unsecured
10/15/22	2.500%	470,000	433,271
Total			511,776
Transportation Services –%
ERAC U.S.A. Finance LLC (c)
03/15/42	5.625%	160,000	162,347
Wireless –%
Rogers Communications, Inc.
03/15/23	3.000%	345,000	318,396
Rogers Communications, Inc. (d)
10/01/43	5.450%	105,000	104,051
Total			422,447
Wirelines 0.1%
AT&T, Inc. Senior Unsecured
06/15/45	4.350%	1,430,000	1,180,389
Verizon Communications, Inc.
Senior Unsecured
11/01/42	3.850%	945,000	744,926
09/15/23	5.150%	25,000	26,794
09/15/43	6.550%	525,000	592,692
Total			2,544,801
Total Corporate Bonds & Notes (Cost: $29,774,135)			$29,452,161

Residential Mortgage-Backed Securities - Agency 7.2%
Federal National Mortgage Association (d)(e)
10/01/28	2.500%	63,725,000	64,083,453
10/01/28	3.000%	80,785,000	83,637,720

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
10/01/43	3.500%	$117,000,000	$119,102,350
10/01/43	4.000%	60,000,000	62,934,372
Total Residential Mortgage-Backed Securities - Agency (Cost: $319,783,905)			$329,757,895

	Shares	Value

Exchange-Traded Funds 7.5%
SPDR S&P 500 ETF Trust	1,265,200	$212,680,120
iShares MSCI EAFE ETF	1,532,425	97,753,391
iShares Russell 2000 ETF	285,215	30,409,623
Total Exchange-Traded Funds (Cost: $310,062,265)		$340,843,134

Issuer	Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts 1.9%
S&P 500 Index

	1,850	1,500.00	12/18/15	$23,633,750

	2,000	1,600.00	12/18/15	33,120,000

	3,700	1,500.00	12/19/14	27,454,000
Total Options Purchased Puts (Cost: $93,756,937)				$84,207,750

	Shares	Value

Money Market Funds 16.8%
Columbia Short-Term Cash Fund, 0.093% (a)(f)	764,110,957	$764,110,957
Total Money Market Funds (Cost: $764,110,957)		$764,110,957
Total Investments
(Cost: $4,562,592,242)		$4,752,586,267(g)
Other Assets and Liabilities		(194,403,478)
Net Assets		$4,558,182,789

Investments in Derivatives
Futures Contracts Outstanding at September 30, 2013

At September 30, 2013, cash totaling $41,424,795 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
DAX Index	51	EUR	14,815,032	December 2013	—	(84,115)
Hang Seng Index	100	HKD	14,751,995	October 2013	—	(178,412)
IBex Index	122	EUR	15,076,452	October 2013	255,657	—
OMXS30 Index	759	SEK	14,883,684	October 2013	—	(209,077)
Russell 2000 E-Mini	560	USD	59,998,400	December 2013	—	(179,210)
S&P 500 Index	268	USD	112,178,100	December 2013	—	(1,589,499)
S&P 500 E-Mini	7,493	USD	627,276,495	December 2013	—	(9,027,282)
SPI 200	121	AUD	14,739,427	December 2013	—	(80,281)
U.S. Treasury Note, 2-year	(1,000)	USD	(220,265,630)	December 2013	—	(595,854)
U.S. Treasury Note, 5-year	3,089	USD	373,913,812	December 2013	2,541,910	—
U.S. Treasury Note, 10-year	(83)	USD	(10,490,422)	December 2013	—	(185,667)
U.S. Treasury Ultra Bond, 30-year	19	USD	2,534,125	December 2013	40,284	—
U.S. Treasury Ultra Bond	125	USD	17,761,719	December 2013	138,536	—
Total					2,976,387	(12,129,397)

Notes to Portfolio of Investments
(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	494,983,539	1,129,774,412	(860,646,994)	—	764,110,957	—	7,886	764,110,957
Columbia Variable Portfolio – Contrarian Core Fund, Class 1	—	97,942,396	—	—	97,942,396	—	—	109,511,519
Columbia Variable Portfolio – Diversified Bond Fund, Class 1	52,529,519	107,940,249	(91,531)	(14,796)	160,363,441	6,163,015	6,349,949	144,732,463
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1	33,959,608	62,530,902	—	—	96,490,510	—	—	108,031,015
Columbia Variable Portfolio – Emerging Markets Fund, Class 1	12,665,377	33,137,680	—	—	45,803,057	—	257,081	44,968,238
Columbia Variable Portfolio – Global Bond Fund, Class 1	65,929,481	51,202,282	(20,050,048)	223,670	97,305,385	581,640	3,515,726	88,474,482
Columbia Variable Portfolio – Income Opportunities Fund, Class 1	58,556,909	24,735,938	(96,724)	(26,111)	83,170,012	6,609,423	9,144,600	70,792,681
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1	—	51,709,778	—	—	51,709,778	—	—	56,655,659
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1	—	69,638,912	—	—	69,638,912	—	—	69,921,301
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1	89,885,446	58,848,481	(95,324)	(2,956)	148,635,647	1,613,259	3,298,109	145,072,413
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1	25,155,110	6,993,428	(38,048)	9,315	32,119,805	—	—	41,513,210
Columbia Variable Portfolio – Select Large Cap Growth Fund, Class 1	30,216,253	14,958,018	—	—	45,174,271	—	(43,129)	58,843,473
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1	33,953,661	34,769,246	—	—	68,722,907	—	—	82,643,078
Columbia Variable Portfolio – Strategic Income Fund, Class 1	31,991,769	54,879,560	(49,407)	(3,587)	86,818,335	1,976,649	3,485,013	80,797,361
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1	28,000,000	54,744,544	(51,022)	(1,865)	82,691,657	—	584,173	80,822,820
Variable Portfolio – American Century Diversified Bond Fund, Class 1	88,544,760	65,008,502	(91,393)	(7,218)	153,454,651	2,576,419	2,742,579	145,072,379
Variable Portfolio – American Century Growth Fund, Class 1	30,170,036	18,780,206	—	—	48,950,242	—	—	56,837,194
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1	76,325,081	52,095,507	(72,026)	(7,521)	128,341,041	3,911,349	9,333	120,018,390
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1	15,870,278	43,016,754	—	—	58,887,032	869,280	1,246,806	63,925,972
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1	—	33,877,015	—	—	33,877,015	—	—	39,109,369
Variable Portfolio – DFA International Value Fund, Class 1	57,109,208	46,199,522	(133,138)	20,138	103,195,730	—	2,370,074	119,657,212
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1	31,761,124	30,282,490	(41,082)	(2,092)	62,000,440	462,647	2,498,993	60,508,224
Variable Portfolio – Holland Large Cap Growth Fund, Class 1	30,159,203	18,238,028	—	—	48,397,231	—	—	56,352,642
Variable Portfolio – Invesco International Growth Fund, Class 1	50,645,660	68,064,409	(195,828)	17,685	118,531,926	1,424,762	1,850,978	130,955,005

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1	85,975,192	64,689,639	(91,235)	(5,011)	150,568,585	243,245	2,966,728	144,903,059
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1	33,954,736	32,352,343	—	—	66,307,079	—	—	77,692,042
Variable Portfolio – MFS Value Fund, Class 1	48,426,403	55,003,464	—	—	103,429,867	—	—	121,957,079
Variable Portfolio – Mondrian International Small Cap Fund, Class 1	16,033,765	44,615,486	—	—	60,649,251	1,207,660	1,527,807	63,983,005
Variable Portfolio – NFJ Dividend Value Fund, Class 1	48,442,411	46,124,538	—	—	94,566,949	—	—	108,843,951
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1	30,164,283	17,450,085	—	—	47,614,368	—	—	57,583,577
Variable Portfolio – Partners Small Cap Growth Fund, Class 1	19,418,531	23,894,319	—	—	43,312,850	—	—	53,705,978
Variable Portfolio – Partners Small Cap Value Fund, Class 1	44,019,740	61,205,619	—	—	105,225,359	—	—	125,834,451
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund, Class 1	40,507,204	23,684,145	(22,025,863)	(250,234)	41,915,252	552,262	315,481	40,599,818
Variable Portfolio – Pyramis® International Equity Fund, Class 1	38,132,437	43,569,714	—	—	81,702,151	1,783,392	1,616,699	90,406,431
Variable Portfolio – Pyrford International Equity Fund, Class 1	—	69,619,968	—	—	69,619,968	—	361,520	70,769,324
Variable Portfolio – Sit Dividend Growth Fund, Class 1	30,351,845	68,264,362	—	—	98,616,207	—	—	108,987,238
Variable Portfolio – Victory Established Value Fund, Class 1	—	61,163,758	—	—	61,163,758	—	—	67,609,231
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1	50,490,718	47,763,027	(60,601)	(2,166)	98,190,978	744,446	833,863	96,123,086
Total	1,824,329,287	2,888,768,726	(903,830,264)	(52,749)	3,809,215,000	30,719,448	44,940,269	3,968,325,327

(b)	Non-income producing.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the value of these securities amounted to $2,222,137 or 0.05% of net assets.

(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(f)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend
AUD	Australian Dollar
EUR	European Monetary Unit
HKD	Hong Kong Dollar
SEK	Swedish Krona
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	1,986,297,194	—	—	1,986,297,194
Fixed-Income Funds	1,217,917,176	—	—	1,217,917,176
Money Market Funds	764,110,957	—	—	764,110,957
Total Mutual Funds	3,968,325,327	—	—	3,968,325,327
Bonds
Corporate Bonds & Notes	—	29,452,161	—	29,452,161
Residential Mortgage-Backed Securities - Agency	—	329,757,895	—	329,757,895
Total Bonds	—	359,210,056	—	359,210,056
Equity Securities
Exchange-Traded Funds	340,843,134	—	—	340,843,134
Total Equity Securities	340,843,134	—	—	340,843,134
Other
Options Purchased Puts	84,207,750	—	—	84,207,750
Total Other	84,207,750	—	—	84,207,750
Investments in Securities	4,393,376,211	359,210,056	—	4,752,586,267
Derivatives
Assets
Futures Contracts	2,976,387	—	—	2,976,387
Liabilities
Futures Contracts	(12,129,397)	—	—	(12,129,397)
Total	4,384,223,201	359,210,056	—	4,743,433,257

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.1%
CONSUMER DISCRETIONARY 22.7%
Auto Components 2.1%
BorgWarner, Inc.	38,180	$3,871,070
Delphi Automotive PLC	141,430	8,262,341
Total		12,133,411
Automobiles 0.3%
Tesla Motors, Inc. (a)	7,410	1,433,242
Distributors 0.7%
LKQ Corp. (a)	119,902	3,820,078
Hotels, Restaurants & Leisure 4.3%
Chipotle Mexican Grill, Inc. (a)	8,265	3,543,206
Dunkin’ Brands Group, Inc.	89,401	4,046,289
SeaWorld Entertainment, Inc.	110,232	3,266,174
Starwood Hotels & Resorts Worldwide, Inc.	130,384	8,664,017
Wynn Resorts Ltd.	30,819	4,869,710
Total		24,389,396
Internet & Catalog Retail 2.1%
Expedia, Inc.	54,040	2,798,732
Netflix, Inc. (a)	17,087	5,283,471
TripAdvisor, Inc. (a)	48,165	3,652,833
Total		11,735,036
Leisure Equipment & Products 1.1%
Polaris Industries, Inc.	47,427	6,126,620
Media 4.5%
AMC Networks, Inc., Class A (a)	62,228	4,261,373
Charter Communications Operating LLC, Class A (a)	52,543	7,080,695
Discovery Communications, Inc., Class A (a)	89,354	7,543,265
DISH Network Corp., Class A	77,660	3,495,476
Interpublic Group of Companies, Inc. (The)	176,220	3,027,460
Total		25,408,269
Multiline Retail 1.9%
Dollar Tree, Inc. (a)	126,909	7,254,118
Macy’s, Inc.	86,143	3,727,408
Total		10,981,526
Specialty Retail 3.3%
Foot Locker, Inc.	104,243	3,538,007
PetSmart, Inc.	55,070	4,199,638
TJX Companies, Inc.	73,048	4,119,177

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
Ulta Salon Cosmetics & Fragrance, Inc. (a)	56,056	$6,696,450
Total		18,553,272
Textiles, Apparel & Luxury Goods 2.4%
lululemon athletica, Inc. (a)	40,150	2,934,563
Michael Kors Holdings Ltd. (a)	76,251	5,682,225
VF Corp.	25,195	5,015,065
Total		13,631,853
TOTAL CONSUMER DISCRETIONARY		128,212,703
CONSUMER STAPLES 6.0%
Beverages 1.4%
Constellation Brands, Inc., Class A (a)	140,329	8,054,885
Food & Staples Retailing 1.6%
Kroger Co. (The)	122,419	4,938,383
Whole Foods Market, Inc.	72,426	4,236,921
Total		9,175,304
Food Products 2.4%
Green Mountain Coffee Roasters, Inc. (a)	31,070	2,340,503
Hershey Co. (The)	59,184	5,474,520
Mead Johnson Nutrition Co.	74,166	5,507,567
Total		13,322,590
Personal Products 0.6%
Herbalife Ltd.	44,668	3,116,486
TOTAL CONSUMER STAPLES		33,669,265
ENERGY 6.5%
Energy Equipment & Services 2.6%
Cameron International Corp. (a)	129,638	7,566,970
Oceaneering International, Inc.	51,891	4,215,625
Seadrill Ltd.	66,935	3,017,430
Total		14,800,025
Oil, Gas & Consumable Fuels 3.9%
Cabot Oil & Gas Corp.	124,445	4,644,287
Cobalt International Energy, Inc. (a)	85,590	2,127,767
Concho Resources, Inc. (a)	30,209	3,287,041
Continental Resources, Inc. (a)	29,698	3,185,408
Gulfport Energy Corp. (a)	68,278	4,393,007

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
SM Energy Co.	53,118	$4,100,178
Total		21,737,688
TOTAL ENERGY		36,537,713
FINANCIALS 10.6%
Capital Markets 1.7%
Affiliated Managers Group, Inc. (a)	53,269	9,729,050
Commercial Banks 2.1%
BankUnited, Inc.	97,858	3,052,191
First Republic Bank	65,304	3,045,125
Signature Bank (a)	60,688	5,554,166
Total		11,651,482
Diversified Financial Services 2.4%
IntercontinentalExchange, Inc. (a)	23,397	4,244,684
McGraw Hill Financial, Inc.	69,579	4,563,687
Moody’s Corp.	71,338	5,017,201
Total		13,825,572
Insurance 0.8%
Aon PLC	58,890	4,383,772
Real Estate Investment Trusts (REITs) 1.5%
Alexandria Real Estate Equities, Inc.	44,910	2,867,503
Plum Creek Timber Co., Inc.	120,047	5,621,801
Total		8,489,304
Real Estate Management & Development 1.5%
CBRE Group, Inc., Class A (a)	151,074	3,494,342
Realogy Holdings Corp. (a)	111,303	4,788,255
Total		8,282,597
Thrifts & Mortgage Finance 0.6%
Ocwen Financial Corp. (a)	62,957	3,511,112
TOTAL FINANCIALS		59,872,889
HEALTH CARE 13.2%
Biotechnology 3.5%
Alexion Pharmaceuticals, Inc. (a)	38,380	4,458,221
Ariad Pharmaceuticals, Inc. (a)	200,467	3,688,593
Pharmacyclics, Inc. (a)	38,578	5,339,967
Vertex Pharmaceuticals, Inc. (a)	81,844	6,205,412
Total		19,692,193

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies 0.7%
Sirona Dental Systems, Inc. (a)	63,576	$4,255,142
Health Care Providers & Services 3.3%
Brookdale Senior Living, Inc. (a)	175,714	4,621,278
Cardinal Health, Inc.	87,088	4,541,639
Catamaran Corp. (a)	59,019	2,711,923
CHS/Community Health Systems, Inc.	79,681	3,306,762
DaVita HealthCare Partners, Inc. (a)	56,628	3,222,133
Total		18,403,735
Health Care Technology 1.0%
Cerner Corp. (a)	106,222	5,581,966
Life Sciences Tools & Services 1.5%
Illumina, Inc. (a)	52,294	4,226,924
Waters Corp. (a)	39,525	4,197,950
Total		8,424,874
Pharmaceuticals 3.2%
Actavis, Inc. (a)	52,451	7,552,944
Perrigo Co.	53,855	6,644,630
Zoetis, Inc.	124,370	3,870,394
Total		18,067,968
TOTAL HEALTH CARE		74,425,878
INDUSTRIALS 14.4%
Aerospace & Defense 0.6%
TransDigm Group, Inc.	24,260	3,364,862
Airlines 1.5%
Delta Air Lines, Inc.	359,560	8,482,021
Building Products 1.2%
Fortune Brands Home & Security, Inc.	158,599	6,602,476
Commercial Services & Supplies 0.8%
Stericycle, Inc. (a)	38,741	4,470,711
Construction & Engineering 0.6%
KBR, Inc.	110,922	3,620,494
Electrical Equipment 1.9%
AMETEK, Inc.	115,549	5,317,565

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment (continued)
Rockwell Automation, Inc.	50,198	$5,368,174
Total		10,685,739
Machinery 2.2%
Cummins, Inc.	17,067	2,267,692
Ingersoll-Rand PLC	82,357	5,348,264
Pall Corp.	59,525	4,585,806
Total		12,201,762
Marine 0.7%
Kirby Corp. (a)	46,730	4,044,482
Professional Services 1.6%
Equifax, Inc.	54,085	3,236,987
Verisk Analytics, Inc., Class A (a)	92,309	5,996,393
Total		9,233,380
Road & Rail 1.9%
JB Hunt Transport Services, Inc.	64,161	4,679,262
Kansas City Southern	52,559	5,747,852
Total		10,427,114
Trading Companies & Distributors 1.4%
United Rentals, Inc. (a)	51,113	2,979,377
WW Grainger, Inc.	18,505	4,842,943
Total		7,822,320
TOTAL INDUSTRIALS		80,955,361
INFORMATION TECHNOLOGY 15.4%
Communications Equipment 0.3%
F5 Networks, Inc. (a)	18,795	1,611,859
Internet Software & Services 3.2%
Cornerstone OnDemand, Inc. (a)	45,257	2,328,020
CoStar Group, Inc. (a)	25,682	4,312,008
LinkedIn Corp., Class A (a)	20,453	5,032,665
Pandora Media, Inc. (a)	109,548	2,752,941
Trulia, Inc. (a)	33,681	1,584,017
Yelp, Inc. (a)	33,755	2,233,906
Total		18,243,557
IT Services 3.5%
Alliance Data Systems Corp. (a)	40,496	8,563,689
Cognizant Technology Solutions Corp., Class A (a)	35,758	2,936,447
Gartner, Inc. (a)	77,673	4,660,380

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
Teradata Corp. (a)	64,891	$3,597,557
Total		19,758,073
Semiconductors & Semiconductor Equipment 2.3%
Applied Materials, Inc.	207,900	3,646,566
Cree, Inc. (a)	49,380	2,972,182
KLA-Tencor Corp.	48,606	2,957,675
Xilinx, Inc.	67,326	3,154,897
Total		12,731,320
Software 6.1%
Citrix Systems, Inc. (a)	52,905	3,735,622
CommVault Systems, Inc. (a)	39,643	3,481,845
Electronic Arts, Inc. (a)	168,150	4,296,232
Guidewire Software, Inc. (a)	35,969	1,694,500
Informatica Corp. (a)	51,978	2,025,583
Intuit, Inc.	106,418	7,056,578
Salesforce.com, Inc. (a)	95,635	4,964,413
ServiceNow, Inc. (a)	74,835	3,887,678
Splunk, Inc. (a)	59,589	3,577,723
Total		34,720,174
TOTAL INFORMATION TECHNOLOGY		87,064,983
MATERIALS 5.9%
Chemicals 3.7%
CF Industries Holdings, Inc.	23,968	5,053,174
Eastman Chemical Co.	51,977	4,049,008
Sherwin-Williams Co. (The)	65,584	11,948,093
Total		21,050,275
Containers & Packaging 1.2%
Crown Holdings, Inc. (a)	78,347	3,312,511
Rock Tenn Co., Class A	33,448	3,387,279
Total		6,699,790
Metals & Mining 0.3%
Royal Gold, Inc.	33,255	1,618,188
Paper & Forest Products 0.7%
International Paper Co.	89,332	4,002,074
TOTAL MATERIALS		33,370,327

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 1.5%
Wireless Telecommunication Services 1.5%
SBA Communications Corp., Class A (a)	105,070	$8,453,932
TOTAL TELECOMMUNICATION SERVICES		8,453,932
UTILITIES 0.9%
Electric Utilities 0.9%
ITC Holdings Corp.	56,511	5,304,122

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
TOTAL UTILITIES		$5,304,122
Total Common Stocks (Cost: $448,477,649)		$547,867,173

	Shares	Value

Money Market Funds 3.8%
Columbia Short-Term Cash Fund, 0.089% (b)(c)	21,411,417	$21,411,417
Total Money Market Funds (Cost: $21,411,417)		$21,411,417
Total Investments
(Cost: $469,889,066)		$569,278,590(d)
Other Assets & Liabilities, Net		(5,087,555)
Net Assets		$564,191,035

Notes to Portfolio of Investments

(a)                                     Non-income producing.

(b)                                     The rate shown is the seven-day current annualized yield at September 30, 2013.

(c)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	17,494,195	155,753,853	(151,836,631)	21,411,417	9,566	21,411,417

(d)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	128,212,703	—	—	128,212,703
Consumer Staples	33,669,265	—	—	33,669,265
Energy	36,537,713	—	—	36,537,713
Financials	59,872,889	—	—	59,872,889
Health Care	74,425,878	—	—	74,425,878
Industrials	80,955,361	—	—	80,955,361
Information Technology	87,064,983	—	—	87,064,983
Materials	33,370,327	—	—	33,370,327
Telecommunication Services	8,453,932	—	—	8,453,932
Utilities	5,304,122	—	—	5,304,122
Total Equity Securities	547,867,173	—	—	547,867,173
Mutual Funds
Money Market Funds	21,411,417	—	—	21,411,417
Total Mutual Funds	21,411,417	—	—	21,411,417
Total	569,278,590	—	—	569,278,590

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.4%
CONSUMER DISCRETIONARY 9.5%
Auto Components 2.2%
TRW Automotive Holdings Corp. (a)	136,469	$9,731,604
Visteon Corp. (a)	81,279	6,147,944
Total		15,879,548
Hotels, Restaurants & Leisure 1.9%
Penn National Gaming, Inc. (a)	9,627	532,951
Royal Caribbean Cruises Ltd.	150,410	5,757,695
Starwood Hotels & Resorts Worldwide, Inc.	109,800	7,296,210
Total		13,586,856
Household Durables 2.4%
D.R. Horton, Inc.	470,600	9,143,758
Newell Rubbermaid, Inc.	308,136	8,473,740
Total		17,617,498
Internet & Catalog Retail 1.0%
Liberty Interactive Corp., Class A (a)	295,153	6,927,241
Media 1.0%
Interpublic Group of Companies, Inc. (The)	436,934	7,506,526
Multiline Retail 0.4%
Kohl’s Corp.	22,342	1,156,199
Macy’s, Inc.	45,757	1,979,905
Total		3,136,104
Specialty Retail 0.6%
Gap, Inc. (The)	108,329	4,363,492
TOTAL CONSUMER DISCRETIONARY		69,017,265
CONSUMER STAPLES 2.4%
Food Products 1.3%
Hillshire Brands Co.	60,448	1,858,171
JM Smucker Co. (The)	21,207	2,227,583
Mead Johnson Nutrition Co.	25,946	1,926,750
Post Holdings, Inc. (a)	87,237	3,521,758
Total		9,534,262
Personal Products 0.7%
Avon Products, Inc.	245,829	5,064,077
Tobacco 0.4%
Lorillard, Inc.	59,152	2,648,827

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
TOTAL CONSUMER STAPLES		$17,247,166
ENERGY 7.8%
Energy Equipment & Services 1.4%
C&J Energy Services, Inc. (a)	156,637	3,145,271
Ensco PLC, Class A	62,783	3,374,586
Noble Corp.	108,381	4,093,550
Total		10,613,407
Oil, Gas & Consumable Fuels 6.4%
Cameco Corp.	55,447	1,001,927
EQT Corp.	78,771	6,988,563
HollyFrontier Corp.	62,470	2,630,612
Kinder Morgan, Inc.	1	36
Marathon Petroleum Corp.	41,391	2,662,269
Noble Energy, Inc.	46,463	3,113,486
Pioneer Natural Resources Co.	33,109	6,250,979
Southwestern Energy Co. (a)	121,706	4,427,664
Spectra Energy Corp.	260,593	8,920,098
Valero Energy Corp.	62,085	2,120,203
Whiting Petroleum Corp. (a)	138,769	8,305,325
Total		46,421,162
TOTAL ENERGY		57,034,569
FINANCIALS 29.2%
Capital Markets 2.2%
Invesco Ltd.	492,142	15,699,330
Commercial Banks 10.7%
CIT Group, Inc. (a)	319,633	15,588,502
Comerica, Inc.	399,688	15,711,735
Fifth Third Bancorp	903,260	16,294,810
Huntington Bancshares, Inc.	1,376,149	11,366,991
M&T Bank Corp.	77,891	8,717,561
SunTrust Banks, Inc.	110,358	3,577,806
TCF Financial Corp.	480,476	6,861,197
Total		78,118,602
Insurance 13.7%
Axis Capital Holdings Ltd.	337,795	14,629,901
Everest Re Group Ltd.	51,949	7,553,904
Hartford Financial Services Group, Inc.	390,177	12,142,308
Lincoln National Corp.	396,902	16,665,915
PartnerRe Ltd.	57,810	5,291,927
Principal Financial Group, Inc.	136,752	5,855,721
Reinsurance Group of America, Inc.	177,035	11,859,575
Validus Holdings Ltd.	176,288	6,519,130

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
WR Berkley Corp.	47,939	$2,054,666
XL Group PLC	561,982	17,320,285
Total		99,893,332
Real Estate Investment Trusts (REITs) 2.6%
Equity Lifestyle Properties, Inc.	65,045	2,222,587
General Growth Properties, Inc.	117,744	2,271,282
Hospitality Properties Trust	91,063	2,577,083
Omega Healthcare Investors, Inc.	72,771	2,173,670
Rayonier, Inc.	166,143	9,245,858
Total		18,490,480
TOTAL FINANCIALS		212,201,744
HEALTH CARE 11.8%
Health Care Equipment & Supplies 4.0%
Boston Scientific Corp. (a)	1,313,297	15,418,107
Teleflex, Inc.	71,886	5,914,780
Zimmer Holdings, Inc.	96,287	7,909,014
Total		29,241,901
Health Care Providers & Services 6.0%
Cardinal Health, Inc.	163,454	8,524,126
CHS/Community Health Systems, Inc.	126,387	5,245,061
CIGNA Corp.	211,938	16,289,555
Humana, Inc.	68,980	6,437,903
Omnicare, Inc.	40,236	2,233,098
Universal Health Services, Inc., Class B	68,470	5,134,565
Total		43,864,308
Pharmaceuticals 1.8%
Actavis, Inc. (a)	90,093	12,973,392
TOTAL HEALTH CARE		86,079,601
INDUSTRIALS 14.2%
Aerospace & Defense 0.7%
Embraer SA, ADR	157,725	5,121,331
Airlines 2.2%
Delta Air Lines, Inc.	376,649	8,885,150
United Continental Holdings, Inc. (a)	228,613	7,020,705
Total		15,905,855
Commercial Services & Supplies 1.2%
RR Donnelley & Sons Co.	558,869	8,830,130

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Construction & Engineering 2.4%
Fluor Corp.	94,246	$6,687,696
Jacobs Engineering Group, Inc. (a)	112,474	6,543,738
KBR, Inc.	52,477	1,712,849
URS Corp.	41,416	2,226,110
Total		17,170,393
Electrical Equipment 2.8%
Eaton Corp. PLC	173,272	11,928,045
Rockwell Automation, Inc.	77,101	8,245,181
Total		20,173,226
Machinery 2.0%
AGCO Corp.	60,899	3,679,518
Navistar International Corp. (a)	207,450	7,567,776
SPX Corp.	40,724	3,446,879
Total		14,694,173
Road & Rail 2.9%
JB Hunt Transport Services, Inc.	141,785	10,340,380
Kansas City Southern	99,462	10,877,164
Total		21,217,544
TOTAL INDUSTRIALS		103,112,652
INFORMATION TECHNOLOGY 8.5%
Communications Equipment 0.7%
Juniper Networks, Inc. (a)	264,900	5,260,914
Computers & Peripherals 1.0%
NCR Corp. (a)	173,923	6,889,090
Electronic Equipment, Instruments & Components 2.6%
Amphenol Corp., Class A	141,162	10,923,115
Avnet, Inc.	186,449	7,776,788
Total		18,699,903
IT Services 1.0%
Amdocs Ltd.	191,592	7,019,931
Office Electronics 0.2%
Xerox Corp.	162,842	1,675,644
Semiconductors & Semiconductor Equipment 2.7%
Analog Devices, Inc.	79,893	3,758,966
LSI Corp.	921,054	7,202,642
Microchip Technology, Inc.	86,577	3,488,187
ON Semiconductor Corp. (a)	212,745	1,553,039

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
United Microelectronics Corp., ADR	1,912,929	$3,940,634
Total		19,943,468
Software 0.3%
Autodesk, Inc. (a)	21,653	891,454
Symantec Corp.	49,291	1,219,952
Total		2,111,406
TOTAL INFORMATION TECHNOLOGY		61,600,356
MATERIALS 5.2%
Chemicals 3.7%
Agrium, Inc.	37,595	3,159,108
Eastman Chemical Co.	188,023	14,646,992
PPG Industries, Inc.	55,240	9,228,394
Total		27,034,494
Containers & Packaging 0.5%
Sealed Air Corp.	149,661	4,069,283
Paper & Forest Products 1.0%
Domtar Corp.	44,515	3,535,381
International Paper Co.	80,425	3,603,040
Total		7,138,421
TOTAL MATERIALS		38,242,198
TELECOMMUNICATION SERVICES 0.7%
Diversified Telecommunication Services 0.7%
CenturyLink, Inc.	173,766	5,452,777
TOTAL TELECOMMUNICATION SERVICES		5,452,777
UTILITIES 6.1%
Electric Utilities 2.2%
NV Energy, Inc.	555,136	13,106,761
Xcel Energy, Inc.	98,514	2,719,971
Total		15,826,732
Gas Utilities 1.0%
Questar Corp.	323,841	7,283,184
Multi-Utilities 2.9%
Ameren Corp.	93,022	3,240,887
Sempra Energy	118,342	10,130,075

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities (continued)
Wisconsin Energy Corp.	194,705	$7,862,188
Total		21,233,150
TOTAL UTILITIES		44,343,066
Total Common Stocks (Cost: $543,536,150)		$694,331,394

Warrants 0.1%
ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
Kinder Morgan, Inc. (a)	167,075	$830,363
TOTAL ENERGY		830,363
Total Warrants (Cost: $288,884)		$830,363

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 0.3%
Building Materials 0.3%
Cemex SAB de CV Subordinated Notes
03/15/18	3.750%	1,416,000	$1,840,800
Total Convertible Bonds (Cost: $1,416,000)			$1,840,800

Issuer	Shares	Value

Limited Partnerships 0.8%
FINANCIALS 0.8%
Capital Markets 0.8%
Lazard Ltd., Class A	157,498	$5,673,078
TOTAL FINANCIALS		5,673,078
Total Limited Partnerships (Cost: $4,614,403)		$5,673,078

	Shares	Value

Money Market Funds 2.2%
Columbia Short-Term Cash Fund, 0.089% (b)(c)	16,209,556	$16,209,556
Total Money Market Funds (Cost: $16,209,556)		$16,209,556
Total Investments
(Cost: $566,064,993)		$718,885,191(d)
Other Assets & Liabilities, Net		8,808,044
Net Assets		$727,693,235

Notes to Portfolio of Investments

(a)                                     Non-income producing.

(b)                                     The rate shown is the seven-day current annualized yield at September 30, 2013.

(c)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	18,151,994	294,519,388	(296,461,826)	16,209,556	11,919	16,209,556

(d)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR                         American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	69,017,265	—	—	69,017,265
Consumer Staples	17,247,166	—	—	17,247,166
Energy	57,034,569	—	—	57,034,569
Financials	212,201,744	—	—	212,201,744
Health Care	86,079,601	—	—	86,079,601
Industrials	103,112,652	—	—	103,112,652
Information Technology	61,600,356	—	—	61,600,356
Materials	38,242,198	—	—	38,242,198
Telecommunication Services	5,452,777	—	—	5,452,777
Utilities	44,343,066	—	—	44,343,066
Warrants
Energy	830,363	—	—	830,363
Total Equity Securities	695,161,757	—	—	695,161,757
Bonds
Convertible Bonds	—	1,840,800	—	1,840,800
Total Bonds	—	1,840,800	—	1,840,800
Other
Limited Partnerships	5,673,078	—	—	5,673,078
Total Other	5,673,078	—	—	5,673,078
Mutual Funds
Money Market Funds	16,209,556	—	—	16,209,556
Total Mutual Funds	16,209,556	—	—	16,209,556
Total	717,044,391	1,840,800	—	718,885,191

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – S&P 500 Index Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.4%
CONSUMER DISCRETIONARY 12.2%
Auto Components 0.4%
BorgWarner, Inc.	1,832	$185,746
Delphi Automotive PLC	4,519	264,000
Goodyear Tire & Rubber Co. (The) (a)	3,937	88,386
Johnson Controls, Inc.	10,948	454,342
Total		992,474
Automobiles 0.8%
Ford Motor Co.	63,052	1,063,687
General Motors Co. (a)	15,065	541,888
Harley-Davidson, Inc.	3,570	229,337
Total		1,834,912
Distributors 0.1%
Genuine Parts Co.	2,480	200,607
Diversified Consumer Services 0.1%
H&R Block, Inc.	4,385	116,904
Hotels, Restaurants & Leisure 1.7%
Carnival Corp.	7,007	228,709
Chipotle Mexican Grill, Inc. (a)	496	212,635
Darden Restaurants, Inc.	2,083	96,422
International Game Technology	4,174	79,014
Marriott International, Inc., Class A	3,638	153,014
McDonald’s Corp.	15,999	1,539,264
Starbucks Corp.	12,027	925,718
Starwood Hotels & Resorts Worldwide, Inc.	3,122	207,457
Wyndham Worldwide Corp.	2,126	129,622
Wynn Resorts Ltd.	1,293	204,307
Yum! Brands, Inc.	7,142	509,867
Total		4,286,029
Household Durables 0.3%
D.R. Horton, Inc.	4,548	88,368
Garmin Ltd.	1,968	88,934
Harman International Industries, Inc.	1,087	71,992
Leggett & Platt, Inc.	2,275	68,591
Lennar Corp., Class A	2,655	93,987
Newell Rubbermaid, Inc.	4,609	126,747
PulteGroup, Inc.	5,592	92,268
Whirlpool Corp.	1,268	185,686
Total		816,573
Internet & Catalog Retail 1.3%
Amazon.com, Inc. (a)	5,921	1,851,142
Expedia, Inc.	1,718	88,975

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Internet & Catalog Retail (continued)
Netflix, Inc. (a)	944	$291,894
priceline.com, Inc. (a)	825	834,034
TripAdvisor, Inc. (a)	1,786	135,450
Total		3,201,495
Leisure Equipment & Products 0.1%
Hasbro, Inc.	1,850	87,209
Mattel, Inc.	5,512	230,733
Total		317,942
Media 3.6%
Cablevision Systems Corp., Class A	3,423	57,643
CBS Corp., Class B Non Voting	9,001	496,495
Comcast Corp., Class A	41,858	1,889,889
DIRECTV (a)	8,173	488,337
Discovery Communications, Inc., Class A (a)	3,694	311,848
Gannett Co., Inc.	3,665	98,185
Interpublic Group of Companies, Inc. (The)	6,757	116,085
News Corp., Class A (a)	7,972	128,030
Omnicom Group, Inc.	4,115	261,056
Scripps Networks Interactive, Inc., Class A	1,749	136,614
Time Warner Cable, Inc.	4,576	510,682
Time Warner, Inc.	14,726	969,118
Twenty-First Century Fox, Inc.	31,789	1,064,932
Viacom, Inc., Class B	6,947	580,630
Walt Disney Co. (The)	26,592	1,714,918
Washington Post Co. (The), Class B	68	41,572
Total		8,866,034
Multiline Retail 0.8%
Dollar General Corp. (a)	4,765	269,032
Dollar Tree, Inc. (a)	3,568	203,947
Family Dollar Stores, Inc.	1,547	111,415
JCPenney Co., Inc. (a)	4,871	42,962
Kohl’s Corp.	3,331	172,379
Macy’s, Inc.	6,021	260,529
Nordstrom, Inc.	2,307	129,653
Target Corp.	10,102	646,326
Total		1,836,243
Specialty Retail 2.3%
Abercrombie & Fitch Co., Class A	1,224	43,293
AutoNation, Inc. (a)	1,030	53,735
AutoZone, Inc. (a)	567	239,688
Bed Bath & Beyond, Inc. (a)	3,486	269,677

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
Best Buy Co., Inc.	4,319	$161,963
CarMax, Inc. (a)	3,579	173,474
GameStop Corp., Class A	1,871	92,895
Gap, Inc. (The)	4,414	177,796
Home Depot, Inc. (The)	22,924	1,738,785
L Brands, Inc.	3,899	238,229
Lowe’s Companies, Inc.	16,835	801,514
O’Reilly Automotive, Inc. (a)	1,737	221,624
PetSmart, Inc.	1,665	126,973
Ross Stores, Inc.	3,470	252,616
Staples, Inc.	10,569	154,836
Tiffany & Co.	1,759	134,775
TJX Companies, Inc.	11,448	645,553
Urban Outfitters, Inc. (a)	1,742	64,053
Total		5,591,479
Textiles, Apparel & Luxury Goods 0.7%
Coach, Inc.	4,513	246,094
Fossil Group, Inc. (a)	802	93,224
Nike, Inc., Class B	11,968	869,356
PVH Corp.	1,306	155,009
Ralph Lauren Corp.	971	159,953
VF Corp.	1,409	280,461
Total		1,804,097
TOTAL CONSUMER DISCRETIONARY		29,864,789
CONSUMER STAPLES 9.8%
Beverages 2.2%
Beam, Inc.	2,593	167,638
Brown-Forman Corp., Class B	2,602	177,274
Coca-Cola Co. (The)	61,017	2,311,324
Coca-Cola Enterprises, Inc.	3,977	159,915
Constellation Brands, Inc., Class A (a)	2,656	152,454
Dr. Pepper Snapple Group, Inc.	3,257	145,979
Molson Coors Brewing Co., Class B	2,525	126,578
Monster Beverage Corp. (a)	2,170	113,383
PepsiCo, Inc.	24,682	1,962,219
Total		5,316,764
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	6,988	804,459
CVS Caremark Corp.	19,657	1,115,535
Kroger Co. (The)	8,295	334,620
Safeway, Inc.	3,863	123,577
SYSCO Corp.	9,415	299,679
Wal-Mart Stores, Inc.	26,053	1,926,880

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing (continued)
Walgreen Co.	13,915	$748,627
Whole Foods Market, Inc.	5,961	348,719
Total		5,702,096
Food Products 1.5%
Archer-Daniels-Midland Co.	10,552	388,736
Campbell Soup Co.	2,858	116,349
ConAgra Foods, Inc.	6,756	204,977
General Mills, Inc.	10,269	492,090
Hershey Co. (The)	2,394	221,445
Hormel Foods Corp.	2,155	90,769
JM Smucker Co. (The)	1,682	176,677
Kellogg Co.	4,116	241,733
Kraft Foods Group, Inc.	9,531	499,806
McCormick & Co., Inc.	2,112	136,646
Mead Johnson Nutrition Co.	3,240	240,602
Mondelez International, Inc., Class A	28,499	895,439
Tyson Foods, Inc., Class A	4,454	125,959
Total		3,831,228
Household Products 2.0%
Clorox Co. (The)	2,089	170,713
Colgate-Palmolive Co.	14,106	836,486
Kimberly-Clark Corp.	6,128	577,380
Procter & Gamble Co. (The)	43,830	3,313,110
Total		4,897,689
Personal Products 0.2%
Avon Products, Inc.	6,939	142,943
Estee Lauder Companies, Inc. (The), Class A	4,090	285,891
Total		428,834
Tobacco 1.6%
Altria Group, Inc.	32,078	1,101,879
Lorillard, Inc.	5,984	267,964
Philip Morris International, Inc.	25,902	2,242,854
Reynolds American, Inc.	5,069	247,266
Total		3,859,963
TOTAL CONSUMER STAPLES		24,036,574
ENERGY 10.2%
Energy Equipment & Services 1.8%
Baker Hughes, Inc.	7,093	348,266
Cameron International Corp. (a)	3,941	230,036
Diamond Offshore Drilling, Inc.	1,112	69,300
Ensco PLC, Class A	3,738	200,918

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
FMC Technologies, Inc. (a)	3,793	$210,208
Halliburton Co.	13,533	651,614
Helmerich & Payne, Inc.	1,706	117,629
Nabors Industries Ltd.	4,154	66,713
National Oilwell Varco, Inc.	6,843	534,507
Noble Corp.	4,055	153,157
Rowan Companies PLC, Class A (a)	1,986	72,926
Schlumberger Ltd.	21,179	1,871,376
Total		4,526,650
Oil, Gas & Consumable Fuels 8.4%
Anadarko Petroleum Corp.	8,046	748,198
Apache Corp.	6,465	550,430
Cabot Oil & Gas Corp.	6,734	251,313
Chesapeake Energy Corp.	8,106	209,783
Chevron Corp.	30,923	3,757,144
ConocoPhillips	19,572	1,360,450
CONSOL Energy, Inc.	3,663	123,260
Denbury Resources, Inc. (a)	5,969	109,889
Devon Energy Corp.	6,106	352,683
EOG Resources, Inc.	4,362	738,399
EQT Corp.	2,411	213,904
Exxon Mobil Corp.	70,444	6,061,002
Hess Corp.	4,617	357,079
Kinder Morgan, Inc.	10,774	383,231
Marathon Oil Corp.	11,360	396,237
Marathon Petroleum Corp.	5,011	322,307
Murphy Oil Corp.	2,814	169,740
Newfield Exploration Co. (a)	2,173	59,475
Noble Energy, Inc.	5,748	385,173
Occidental Petroleum Corp.	12,894	1,206,105
Peabody Energy Corp.	4,318	74,485
Phillips 66	9,779	565,422
Pioneer Natural Resources Co.	2,217	418,570
QEP Resources, Inc.	2,868	79,415
Range Resources Corp.	2,614	198,376
Southwestern Energy Co. (a)	5,627	204,710
Spectra Energy Corp.	10,711	366,638
Tesoro Corp.	2,164	95,173
Valero Energy Corp.	8,677	296,320
Williams Companies, Inc. (The)	10,933	397,524
WPX Energy, Inc. (a)	3,211	61,844
Total		20,514,279
TOTAL ENERGY		25,040,929

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 15.8%
Capital Markets 2.1%
Ameriprise Financial, Inc. (b)	3,165	$288,268
Bank of New York Mellon Corp. (The)	18,414	555,919
BlackRock, Inc.	2,015	545,299
Charles Schwab Corp. (The)	18,509	391,280
E*TRADE Financial Corp. (a)	4,596	75,834
Franklin Resources, Inc.	6,505	328,828
Goldman Sachs Group, Inc. (The)	6,684	1,057,476
Invesco Ltd.	7,089	226,139
Legg Mason, Inc.	1,738	58,119
Morgan Stanley	22,254	599,745
Northern Trust Corp.	3,614	196,565
State Street Corp.	7,136	469,192
T. Rowe Price Group, Inc.	4,162	299,373
Total		5,092,037
Commercial Banks 2.7%
BB&T Corp.	11,263	380,126
Comerica, Inc.	2,960	116,358
Fifth Third Bancorp	14,196	256,096
Huntington Bancshares, Inc.	13,279	109,684
KeyCorp	14,585	166,269
M&T Bank Corp.	2,079	232,682
PNC Financial Services Group, Inc. (The)	8,506	616,260
Regions Financial Corp.	22,338	206,850
SunTrust Banks, Inc.	8,626	279,655
U.S. Bancorp	29,438	1,076,842
Wells Fargo & Co.	77,333	3,195,399
Zions Bancorporation	2,954	80,999
Total		6,717,220
Consumer Finance 0.9%
American Express Co.	14,850	1,121,472
Capital One Financial Corp.	9,370	644,094
Discover Financial Services	7,743	391,331
SLM Corp.	6,979	173,777
Total		2,330,674
Diversified Financial Services 5.1%
Bank of America Corp.	171,940	2,372,772
Berkshire Hathaway, Inc., Class B (a)	28,806	3,269,769
Citigroup, Inc.	48,669	2,360,933
CME Group, Inc.	5,030	371,616
IntercontinentalExchange, Inc. (a)	1,168	211,899
JPMorgan Chase & Co.	60,242	3,113,909
Leucadia National Corp.	5,016	136,636
McGraw Hill Financial, Inc.	4,403	288,793
Moody’s Corp.	3,103	218,234

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services (continued)
NASDAQ OMX Group, Inc. (The)	1,849	$59,334
NYSE Euronext	3,888	163,218
Total		12,567,113
Insurance 3.0%
ACE Ltd.	5,443	509,247
Aflac, Inc.	7,446	461,578
Allstate Corp. (The)	7,418	374,980
American International Group, Inc.	23,629	1,149,078
Aon PLC	4,920	366,245
Assurant, Inc.	1,202	65,028
Chubb Corp. (The)	4,088	364,895
Cincinnati Financial Corp.	2,357	111,156
Genworth Financial, Inc., Class A (a)	7,904	101,092
Hartford Financial Services Group, Inc.	7,284	226,678
Lincoln National Corp.	4,233	177,744
Loews Corp.	4,898	228,933
Marsh & McLennan Companies, Inc.	8,798	383,153
MetLife, Inc.	17,920	841,344
Principal Financial Group, Inc.	4,383	187,680
Progressive Corp. (The)	8,850	240,986
Prudential Financial, Inc.	7,442	580,327
Torchmark Corp.	1,467	106,137
Travelers Companies, Inc. (The)	5,977	506,670
Unum Group	4,221	128,487
XL Group PLC	4,582	141,217
Total		7,252,655
Real Estate Investment Trusts (REITs) 1.9%
American Tower Corp.	6,324	468,798
Apartment Investment & Management Co., Class A	2,334	65,212
AvalonBay Communities, Inc.	1,947	247,444
Boston Properties, Inc.	2,438	260,622
Equity Residential	5,362	287,242
HCP, Inc.	7,284	298,280
Health Care REIT, Inc.	4,591	286,387
Host Hotels & Resorts, Inc.	12,002	212,075
Kimco Realty Corp.	6,555	132,280
Macerich Co. (The)	2,250	126,990
Plum Creek Timber Co., Inc.	2,611	122,273
ProLogis, Inc.	7,982	300,283
Public Storage	2,314	371,513
Simon Property Group, Inc.	4,969	736,555
Ventas, Inc.	4,693	288,620
Vornado Realty Trust	2,785	234,107

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Weyerhaeuser Co.	9,348	$267,633
Total		4,706,314
Real Estate Management & Development —%
CBRE Group, Inc., Class A (a)	4,436	102,605
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	7,610	68,871
People’s United Financial, Inc.	5,138	73,884
Total		142,755
TOTAL FINANCIALS		38,911,373
HEALTH CARE 12.7%
Biotechnology 2.4%
Alexion Pharmaceuticals, Inc. (a)	3,132	363,813
Amgen, Inc.	12,058	1,349,773
Biogen Idec, Inc. (a)	3,805	916,092
Celgene Corp. (a)	6,580	1,012,859
Gilead Sciences, Inc. (a)	24,498	1,539,454
Regeneron Pharmaceuticals, Inc. (a)	1,250	391,087
Vertex Pharmaceuticals, Inc. (a)	3,725	282,430
Total		5,855,508
Health Care Equipment & Supplies 2.0%
Abbott Laboratories	24,872	825,502
Baxter International, Inc.	8,689	570,780
Becton Dickinson and Co.	3,106	310,662
Boston Scientific Corp. (a)	21,490	252,293
CareFusion Corp. (a)	3,429	126,530
Covidien PLC	7,361	448,579
CR Bard, Inc.	1,268	146,074
DENTSPLY International, Inc.	2,276	98,801
Edwards Lifesciences Corp. (a)	1,797	125,125
Intuitive Surgical, Inc. (a)	638	240,060
Medtronic, Inc.	15,963	850,030
St. Jude Medical, Inc.	4,597	246,583
Stryker Corp.	4,719	318,957
Varian Medical Systems, Inc. (a)	1,722	128,685
Zimmer Holdings, Inc.	2,714	222,928
Total		4,911,589
Health Care Providers & Services 2.0%
Aetna, Inc.	5,954	381,175
AmerisourceBergen Corp.	3,696	225,826
Cardinal Health, Inc.	5,433	283,331
CIGNA Corp.	4,527	347,945

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
DaVita HealthCare Partners, Inc. (a)	2,826	$160,799
Express Scripts Holding Co. (a)	13,029	804,932
Humana, Inc.	2,502	233,512
Laboratory Corp. of America Holdings (a)	1,443	143,059
McKesson Corp.	3,660	469,578
Patterson Companies, Inc.	1,330	53,466
Quest Diagnostics, Inc.	2,429	150,088
Tenet Healthcare Corp. (a)	1,624	66,892
UnitedHealth Group, Inc.	16,272	1,165,238
WellPoint, Inc.	4,783	399,907
Total		4,885,748
Health Care Technology 0.1%
Cerner Corp. (a)	4,721	248,088
Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.	5,292	271,215
Life Technologies Corp. (a)	2,763	206,755
PerkinElmer, Inc.	1,791	67,610
Thermo Fisher Scientific, Inc.	5,769	531,614
Waters Corp. (a)	1,362	144,658
Total		1,221,852
Pharmaceuticals 5.7%
AbbVie, Inc.	25,374	1,134,979
Actavis, Inc.	2,769	398,736
Allergan, Inc.	4,750	429,637
Bristol-Myers Squibb Co.	26,349	1,219,432
Eli Lilly & Co.	15,867	798,586
Forest Laboratories, Inc. (a)	3,783	161,875
Hospira, Inc. (a)	2,650	103,933
Johnson & Johnson	45,103	3,909,979
Merck & Co., Inc.	46,834	2,229,767
Mylan, Inc. (a)	6,111	233,257
Perrigo Co.	1,506	185,810
Pfizer, Inc.	105,952	3,041,882
Zoetis, Inc.	8,000	248,960
Total		14,096,833
TOTAL HEALTH CARE		31,219,618
INDUSTRIALS 10.4%
Aerospace & Defense 2.6%
Boeing Co. (The)	11,107	1,305,073
General Dynamics Corp.	5,319	465,519
Honeywell International, Inc.	12,559	1,042,899

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Aerospace & Defense (continued)
L-3 Communications Holdings, Inc.	1,436	$135,702
Lockheed Martin Corp.	4,313	550,123
Northrop Grumman Corp.	3,683	350,843
Precision Castparts Corp.	2,329	529,242
Raytheon Co.	5,163	397,912
Rockwell Collins, Inc.	2,160	146,578
Textron, Inc.	4,489	123,941
United Technologies Corp.	13,510	1,456,648
Total		6,504,480
Air Freight & Logistics 0.8%
CH Robinson Worldwide, Inc.	2,550	151,878
Expeditors International of Washington, Inc.	3,304	145,574
FedEx Corp.	4,756	542,707
United Parcel Service, Inc., Class B	11,565	1,056,694
Total		1,896,853
Airlines 0.2%
Delta Air Lines, Inc.	13,730	323,891
Southwest Airlines Co.	11,305	164,601
Total		488,492
Building Products —%
Masco Corp.	5,712	121,551
Commercial Services & Supplies 0.5%
ADT Corp. (The)	3,199	130,071
Cintas Corp.	1,642	84,070
Iron Mountain, Inc.	2,721	73,522
Pitney Bowes, Inc.	3,231	58,772
Republic Services, Inc.	4,345	144,949
Stericycle, Inc. (a)	1,375	158,675
Tyco International Ltd.	7,399	258,817
Waste Management, Inc.	6,975	287,649
Total		1,196,525
Construction & Engineering 0.2%
Fluor Corp.	2,609	185,134
Jacobs Engineering Group, Inc. (a)	2,104	122,411
Quanta Services, Inc. (a)	3,423	94,167
Total		401,712
Electrical Equipment 0.8%
AMETEK, Inc.	3,910	179,938
Eaton Corp. PLC	7,586	522,220
Emerson Electric Co.	11,437	739,974
Rockwell Automation, Inc.	2,217	237,086

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment (continued)
Roper Industries, Inc.	1,587	$210,865
Total		1,890,083
Industrial Conglomerates 2.3%
3M Co.	10,393	1,241,028
Danaher Corp.	9,576	663,808
General Electric Co.	162,987	3,893,760
Total		5,798,596
Machinery 1.7%
Caterpillar, Inc.	10,180	848,707
Cummins, Inc.	2,785	370,043
Deere & Co.	6,129	498,839
Dover Corp.	2,730	245,236
Flowserve Corp.	2,251	140,440
Illinois Tool Works, Inc.	6,595	503,001
Ingersoll-Rand PLC	4,334	281,450
Joy Global, Inc.	1,700	86,768
PACCAR, Inc.	5,666	315,370
Pall Corp.	1,788	137,748
Parker Hannifin Corp.	2,388	259,623
Pentair Ltd.	3,188	207,029
Snap-On, Inc.	931	92,634
Stanley Black & Decker, Inc.	2,562	232,040
Xylem, Inc.	2,965	82,812
Total		4,301,740
Professional Services 0.2%
Dun & Bradstreet Corp. (The)	620	64,387
Equifax, Inc.	1,940	116,109
Nielsen Holdings NV	3,440	125,388
Robert Half International, Inc.	2,223	86,764
Total		392,648
Road & Rail 0.9%
CSX Corp.	16,305	419,691
Kansas City Southern	1,765	193,020
Norfolk Southern Corp.	4,993	386,209
Ryder System, Inc.	836	49,909
Union Pacific Corp.	7,426	1,153,555
Total		2,202,384
Trading Companies & Distributors 0.2%
Fastenal Co.	4,373	219,743
WW Grainger, Inc.	990	259,093
Total		478,836
TOTAL INDUSTRIALS		25,673,900

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 17.4%
Communications Equipment 1.8%
Cisco Systems, Inc.	85,811	$2,009,694
F5 Networks, Inc. (a)	1,254	107,543
Harris Corp.	1,712	101,521
JDS Uniphase Corp. (a)	3,801	55,913
Juniper Networks, Inc. (a)	8,114	161,144
Motorola Solutions, Inc.	3,786	224,813
QUALCOMM, Inc.	27,453	1,849,234
Total		4,509,862
Computers & Peripherals 3.9%
Apple, Inc. (c)	14,540	6,931,945
Dell, Inc.	23,487	323,416
EMC Corp.	33,304	851,250
Hewlett-Packard Co.	30,760	645,345
NetApp, Inc.	5,444	232,023
SanDisk Corp.	3,849	229,054
Seagate Technology PLC	4,966	217,213
Western Digital Corp.	3,377	214,102
Total		9,644,348
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A	2,548	197,164
Corning, Inc.	23,371	340,983
FLIR Systems, Inc.	2,275	71,435
Jabil Circuit, Inc.	2,950	63,956
Molex, Inc.	2,195	84,551
TE Connectivity Ltd.	6,620	342,784
Total		1,100,873
Internet Software & Services 2.3%
Akamai Technologies, Inc. (a)	2,852	147,448
eBay, Inc. (a)	18,648	1,040,372
Google, Inc., Class A (a)	4,476	3,920,573
VeriSign, Inc. (a)	2,158	109,821
Yahoo!, Inc. (a)	15,186	503,568
Total		5,721,782
IT Services 3.5%
Accenture PLC, Class A	10,322	760,112
Automatic Data Processing, Inc.	7,725	559,135
Cognizant Technology Solutions Corp., Class A (a)	4,822	395,983
Computer Sciences Corp.	2,363	122,262
Fidelity National Information Services, Inc.	4,673	217,014
Fiserv, Inc. (a)	2,080	210,184
International Business Machines Corp.	16,478	3,051,396

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
Mastercard, Inc., Class A	1,660	$1,116,815
Paychex, Inc.	5,206	211,572
Teradata Corp. (a)	2,612	144,809
Total System Services, Inc.	2,669	78,522
Visa, Inc., Class A	8,261	1,578,677
Western Union Co. (The)	8,832	164,805
Total		8,611,286
Office Electronics 0.1%
Xerox Corp.	18,543	190,807
Semiconductors & Semiconductor Equipment 2.0%
Altera Corp.	5,112	189,962
Analog Devices, Inc.	4,970	233,839
Applied Materials, Inc.	19,249	337,628
Broadcom Corp., Class A	8,801	228,914
First Solar, Inc. (a)	1,111	44,673
Intel Corp.	79,735	1,827,526
KLA-Tencor Corp.	2,652	161,374
Lam Research Corp. (a)	2,611	133,657
Linear Technology Corp.	3,730	147,932
LSI Corp.	8,755	68,464
Microchip Technology, Inc.	3,159	127,276
Micron Technology, Inc. (a)	16,621	290,369
NVIDIA Corp.	9,258	144,055
Teradyne, Inc. (a)	3,062	50,584
Texas Instruments, Inc.	17,626	709,799
Xilinx, Inc.	4,263	199,764
Total		4,895,816
Software 3.3%
Adobe Systems, Inc. (a)	7,478	388,407
Autodesk, Inc. (a)	3,568	146,895
CA, Inc.	5,248	155,708
Citrix Systems, Inc. (a)	2,999	211,759
Electronic Arts, Inc. (a)	4,905	125,323
Intuit, Inc.	4,753	315,172
Microsoft Corp.	121,320	4,041,169
Oracle Corp.	57,067	1,892,912
Red Hat, Inc. (a)	3,029	139,758
Salesforce.com, Inc. (a)	8,775	455,510
Symantec Corp.	11,181	276,730
Total		8,149,343
TOTAL INFORMATION TECHNOLOGY		42,824,117

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 3.4%
Chemicals 2.5%
Air Products & Chemicals, Inc.	3,357	$357,755
Airgas, Inc.	1,058	112,201
CF Industries Holdings, Inc.	917	193,331
Dow Chemical Co. (The)	19,369	743,770
Eastman Chemical Co.	2,470	192,413
Ecolab, Inc.	4,341	428,717
EI du Pont de Nemours & Co.	14,778	865,400
FMC Corp.	2,183	156,565
International Flavors & Fragrances, Inc.	1,307	107,566
LyondellBasell Industries NV, Class A	7,170	525,059
Monsanto Co.	8,530	890,276
Mosaic Co. (The)	5,452	234,545
PPG Industries, Inc.	2,286	381,899
Praxair, Inc.	4,717	567,031
Sherwin-Williams Co. (The)	1,396	254,323
Sigma-Aldrich Corp.	1,924	164,117
Total		6,174,968
Construction Materials 0.1%
Vulcan Materials Co.	2,082	107,868
Containers & Packaging 0.2%
Avery Dennison Corp.	1,571	68,370
Ball Corp.	2,323	104,256
Bemis Co., Inc.	1,648	64,288
MeadWestvaco Corp.	2,841	109,038
Owens-Illinois, Inc. (a)	2,629	78,923
Sealed Air Corp.	3,137	85,295
Total		510,170
Metals & Mining 0.5%
Alcoa, Inc.	17,118	138,998
Allegheny Technologies, Inc.	1,730	52,800
Cliffs Natural Resources, Inc.	2,451	50,246
Freeport-McMoRan Copper & Gold, Inc.	16,609	549,426
Newmont Mining Corp.	7,964	223,788
Nucor Corp.	5,094	249,708
United States Steel Corp.	2,314	47,645
Total		1,312,611
Paper & Forest Products 0.1%
International Paper Co.	7,138	319,782
TOTAL MATERIALS		8,425,399

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 2.4%
Diversified Telecommunication Services 2.2%
AT&T, Inc.	84,998	$2,874,634
CenturyLink, Inc.	9,613	301,656
Frontier Communications Corp.	16,001	66,724
Verizon Communications, Inc.	45,800	2,137,028
Windstream Holdings, Inc.	9,488	75,904
Total		5,455,946
Wireless Telecommunication Services 0.2%
Crown Castle International Corp. (a)	4,693	342,730
TOTAL TELECOMMUNICATION SERVICES		5,798,676
UTILITIES 3.1%
Electric Utilities 1.7%
American Electric Power Co., Inc.	7,791	337,740
Duke Energy Corp.	11,296	754,347
Edison International	5,215	240,203
Entergy Corp.	2,855	180,407
Exelon Corp.	13,709	406,335
FirstEnergy Corp.	6,693	243,960
NextEra Energy, Inc.	6,798	544,927
Northeast Utilities	5,035	207,694
Pepco Holdings, Inc.	3,989	73,637
Pinnacle West Capital Corp.	1,762	96,452
PPL Corp.	10,110	307,142
Southern Co. (The)	13,984	575,861
Xcel Energy, Inc.	7,963	219,858
Total		4,188,563
Gas Utilities 0.1%
AGL Resources, Inc.	1,898	87,365
ONEOK, Inc.	3,299	175,903
Total		263,268

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Independent Power Producers & Energy Traders 0.1%
AES Corp. (The)	9,853	$130,946
NRG Energy, Inc.	5,167	141,214
Total		272,160
Multi-Utilities 1.2%
Ameren Corp.	3,882	135,249
CenterPoint Energy, Inc.	6,859	164,410
CMS Energy Corp.	4,256	112,018
Consolidated Edison, Inc.	4,688	258,496
Dominion Resources, Inc.	9,269	579,127
DTE Energy Co.	2,801	184,810
Integrys Energy Group, Inc.	1,276	71,316
NiSource, Inc.	5,004	154,574
PG&E Corp.	7,126	291,596
Public Service Enterprise Group, Inc.	8,098	266,667
SCANA Corp.	2,238	103,037
Sempra Energy	3,633	310,985
TECO Energy, Inc.	3,267	54,036
Wisconsin Energy Corp.	3,642	147,064
Total		2,833,385
TOTAL UTILITIES		7,557,376
Total Common Stocks (Cost: $155,788,050)		$239,352,751

	Shares	Value

Money Market Funds 2.7%
Columbia Short-Term Cash Fund, 0.089% (b)(d)	6,751,637	$6,751,637
Total Money Market Funds (Cost: $6,751,637)		$6,751,637
Total Investments
(Cost: $162,539,687)		$246,104,388(e)
Other Assets & Liabilities, Net		(227,250)
Net Assets		$245,877,138

Investments in Derivatives Futures Contracts Outstanding at September 30, 2013

At September 30, 2013, securities totalling $526,809 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500 Index	16	6,697,200	December 2013	—	(28,530)

Notes to Portfolio of Investments

(a)                                  Non-income producing.

(b)                                  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Ameriprise Financial, Inc.	106,631	—	(14,498)	6,051	98,184	4,886	288,268
Columbia Short-Term Cash Fund	2,914,212	17,510,748	(13,673,323)	—	6,751,637	3,461	6,751,637
Total	3,020,843	17,510,748	(13,687,821)	6,051	6,849,821	8,347	7,039,905

(c)                                   At September 30, 2013, investments in securities included securities valued at $526,809 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(d)                                   The rate shown is the seven-day current annualized yield at September 30, 2013.

(e)                                   Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	29,864,789	—	—	29,864,789
Consumer Staples	24,036,574	—	—	24,036,574
Energy	25,040,929	—	—	25,040,929
Financials	38,911,373	—	—	38,911,373
Health Care	31,219,618	—	—	31,219,618
Industrials	25,673,900	—	—	25,673,900
Information Technology	42,824,117	—	—	42,824,117
Materials	8,425,399	—	—	8,425,399
Telecommunication Services	5,798,676	—	—	5,798,676
Utilities	7,557,376	—	—	7,557,376
Total Equity Securities	239,352,751	—	—	239,352,751
Mutual Funds
Money Market Funds	6,751,637	—	—	6,751,637
Total Mutual Funds	6,751,637	—	—	6,751,637
Investments in Securities	246,104,388	—	—	246,104,388
Derivatives
Liabilities
Futures Contracts	(28,530)	—	—	(28,530)
Total	246,075,858	—	—	246,075,858

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Select Large-Cap Value Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 100.1%
CONSUMER DISCRETIONARY 7.3%
Multiline Retail 2.2%
Nordstrom, Inc.	267,000	$15,005,400
Specialty Retail 5.1%
Gap, Inc. (The)	377,000	15,185,560
Lowe’s Companies, Inc.	401,000	19,091,610
Total		34,277,170
TOTAL CONSUMER DISCRETIONARY		49,282,570
CONSUMER STAPLES 9.6%
Food & Staples Retailing 1.7%
Costco Wholesale Corp.	103,100	11,868,872
Food Products 3.7%
Tyson Foods, Inc., Class A	880,000	24,886,400
Tobacco 4.2%
Altria Group, Inc.	416,000	14,289,600
Philip Morris International, Inc.	160,000	13,854,400
Total		28,144,000
TOTAL CONSUMER STAPLES		64,899,272
ENERGY 18.1%
Oil, Gas & Consumable Fuels 18.1%
Anadarko Petroleum Corp.	300,000	27,897,000
Chevron Corp.	103,000	12,514,500
ConocoPhillips	230,000	15,987,300
Marathon Oil Corp.	497,000	17,335,360
Marathon Petroleum Corp.	284,000	18,266,880
Valero Energy Corp.	490,000	16,733,500
Williams Companies, Inc. (The)	352,000	12,798,720
Total		121,533,260
TOTAL ENERGY		121,533,260
FINANCIALS 29.0%
Capital Markets 4.1%
Morgan Stanley	1,020,400	27,499,780
Commercial Banks 3.9%
Wells Fargo & Co.	640,000	26,444,800
Diversified Financial Services 12.2%
Bank of America Corp.	2,055,766	28,369,571

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services (continued)
Citigroup, Inc.	548,000	$26,583,480
JPMorgan Chase & Co.	528,000	27,292,320
Total		82,245,371
Insurance 8.8%
MetLife, Inc.	425,000	19,953,750
Prudential Financial, Inc.	235,000	18,325,300
Unum Group	685,000	20,851,400
Total		59,130,450
TOTAL FINANCIALS		195,320,401
HEALTH CARE 8.9%
Health Care Equipment & Supplies 2.3%
Baxter International, Inc.	232,000	15,240,080
Health Care Providers & Services 3.2%
Humana, Inc.	235,000	21,932,550
Pharmaceuticals 3.4%
Bristol-Myers Squibb Co.	490,000	22,677,200
TOTAL HEALTH CARE		59,849,830
INDUSTRIALS 12.1%
Aerospace & Defense 7.4%
General Dynamics Corp.	171,000	14,965,920
Honeywell International, Inc.	225,000	18,684,000
United Technologies Corp.	150,500	16,226,910
Total		49,876,830
Road & Rail 4.7%
CSX Corp.	675,000	17,374,500
Union Pacific Corp.	90,000	13,980,600
Total		31,355,100
TOTAL INDUSTRIALS		81,231,930
INFORMATION TECHNOLOGY 7.0%
Communications Equipment 3.3%
Juniper Networks, Inc. (a)	1,120,000	22,243,200
Semiconductors & Semiconductor Equipment 3.7%
Applied Materials, Inc.	1,420,000	24,906,800
TOTAL INFORMATION TECHNOLOGY		47,150,000

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 6.0%
Chemicals 3.9%
EI du Pont de Nemours & Co.	278,000	$16,279,680
Praxair, Inc.	83,000	9,977,430
Total		26,257,110
Metals & Mining 2.1%
Freeport-McMoRan Copper & Gold, Inc.	433,000	14,323,640
TOTAL MATERIALS		40,580,750
UTILITIES 2.1%
Independent Power Producers & Energy Traders 2.1%
AES Corp. (The)	1,065,000	14,153,850

Common Stocks (continued)
UTILITIES (CONTINUED)
TOTAL UTILITIES		14,153,850
Total Common Stocks (Cost: $498,390,132)		$674,001,863

	Shares	Value

Money Market Funds 0.3%
Columbia Short-Term Cash Fund, 0.089% (b)(c)	1,776,316	$1,776,316
Total Money Market Funds (Cost: $1,776,316)		$1,776,316
Total Investments
(Cost: $500,166,448)		$675,778,179(d)
Other Assets & Liabilities, Net		(2,946,121)
Net Assets		$672,832,058

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,174,964	50,737,471	(50,136,119)	1,776,316	1,144	1,776,316

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	49,282,570	—	—	49,282,570
Consumer Staples	64,899,272	—	—	64,899,272
Energy	121,533,260	—	—	121,533,260
Financials	195,320,401	—	—	195,320,401
Health Care	59,849,830	—	—	59,849,830
Industrials	81,231,930	—	—	81,231,930
Information Technology	47,150,000	—	—	47,150,000
Materials	40,580,750	—	—	40,580,750
Utilities	14,153,850	—	—	14,153,850
Total Equity Securities	674,001,863	—	—	674,001,863
Mutual Funds
Money Market Funds	1,776,316	—	—	1,776,316
Total Mutual Funds	1,776,316	—	—	1,776,316
Total	675,778,179	—	—	675,778,179

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.0%
CONSUMER DISCRETIONARY 16.2%
Auto Components 1.5%
American Axle & Manufacturing Holdings, Inc. (a)	140,000	$2,760,800
Diversified Consumer Services 2.7%
Sotheby’s	100,000	4,913,000
Hotels, Restaurants & Leisure 5.3%
Penn National Gaming, Inc. (a)	60,000	3,321,600
Texas Roadhouse, Inc.	235,000	6,175,800
Total		9,497,400
Household Durables 2.6%
Lennar Corp., Class A	130,000	4,602,000
Specialty Retail 1.0%
Chico’s FAS, Inc.	110,000	1,832,600
Textiles, Apparel & Luxury Goods 3.1%
Hanesbrands, Inc.	90,000	5,607,900
TOTAL CONSUMER DISCRETIONARY		29,213,700
CONSUMER STAPLES 6.5%
Food Products 3.2%
Dean Foods Co. (a)	125,000	2,412,500
WhiteWave Foods Co., Class A (a)	166,523	3,325,464
Total		5,737,964
Personal Products 3.3%
Herbalife Ltd.	85,000	5,930,450
TOTAL CONSUMER STAPLES		11,668,414
ENERGY 8.6%
Energy Equipment & Services 6.1%
Exterran Holdings, Inc. (a)	130,400	3,595,128
Superior Energy Services, Inc. (a)	118,700	2,972,248
Tetra Technologies, Inc. (a)	350,000	4,385,500
Total		10,952,876
Oil, Gas & Consumable Fuels 2.5%
Oasis Petroleum, Inc. (a)	92,000	4,519,960
TOTAL ENERGY		15,472,836

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 11.6%
Insurance 11.6%
Aspen Insurance Holdings Ltd.	120,000	$4,354,800
Endurance Specialty Holdings Ltd.	80,000	4,297,600
Hanover Insurance Group, Inc. (The)	90,000	4,978,800
Lincoln National Corp.	165,000	6,928,350
Meadowbrook Insurance Group, Inc.	42,822	278,343
Total		20,837,893
TOTAL FINANCIALS		20,837,893
HEALTH CARE 12.5%
Health Care Equipment & Supplies 3.1%
Analogic Corp.	35,000	2,892,400
Sirona Dental Systems, Inc. (a)	40,000	2,677,200
Total		5,569,600
Health Care Providers & Services 3.1%
WellCare Health Plans, Inc. (a)	81,000	5,648,940
Life Sciences Tools & Services 1.2%
Bruker Corp. (a)	100,070	2,066,446
Pharmaceuticals 5.1%
Impax Laboratories, Inc. (a)	160,000	3,281,600
Salix Pharmaceuticals Ltd. (a)	88,000	5,885,440
Total		9,167,040
TOTAL HEALTH CARE		22,452,026
INDUSTRIALS 22.8%
Aerospace & Defense 2.7%
Cubic Corp.	90,000	4,831,200
Airlines 3.2%
United Continental Holdings, Inc. (a)	190,000	5,834,900
Commercial Services & Supplies 4.8%
Brink’s Co. (The)	85,000	2,405,500
Waste Connections, Inc.	135,000	6,130,350
Total		8,535,850
Electrical Equipment 4.6%
EnerSys, Inc.	137,500	8,336,625
Machinery 4.8%
Mueller Industries, Inc.	105,000	5,845,350

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Wabash National Corp. (a)	240,000	$2,798,400
Total		8,643,750
Road & Rail 2.7%
Swift Transportation Co. (a)	240,000	4,845,600
TOTAL INDUSTRIALS		41,027,925
INFORMATION TECHNOLOGY 15.6%
Communications Equipment 3.4%
Calix, Inc. (a)	281,240	3,580,185
NETGEAR, Inc. (a)	85,000	2,623,100
Total		6,203,285
Electronic Equipment, Instruments & Components 4.1%
Belden, Inc.	115,000	7,365,750
IT Services 1.5%
CACI International, Inc., Class A (a)	40,000	2,764,400
Semiconductors & Semiconductor Equipment 3.8%
Cypress Semiconductor Corp.	270,000	2,521,800
ON Semiconductor Corp. (a)	590,000	4,307,000
Total		6,828,800

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 2.8%
BroadSoft, Inc. (a)	140,000	$5,044,200
TOTAL INFORMATION TECHNOLOGY		28,206,435
MATERIALS 4.2%
Chemicals 2.7%
Minerals Technologies, Inc.	97,500	4,813,575
Containers & Packaging 1.5%
Owens-Illinois, Inc. (a)	90,000	2,701,800
TOTAL MATERIALS		7,515,375
Total Common Stocks (Cost: $93,660,908)		$176,394,604

	Shares	Value

Money Market Funds 2.4%
Columbia Short-Term Cash Fund, 0.089% (b)(c)	4,289,050	$4,289,050
Total Money Market Funds (Cost: $4,289,050)		$4,289,050
Total Investments
(Cost: $97,949,958)		$180,683,654(d)
Other Assets & Liabilities, Net		(653,121)
Net Assets		$180,030,533

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	76,910	18,866,704	(14,654,564)	4,289,050	1,695	4,289,050

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	29,213,700	—	—	29,213,700
Consumer Staples	11,668,414	—	—	11,668,414
Energy	15,472,836	—	—	15,472,836
Financials	20,837,893	—	—	20,837,893
Health Care	22,452,026	—	—	22,452,026
Industrials	41,027,925	—	—	41,027,925
Information Technology	28,206,435	—	—	28,206,435
Materials	7,515,375	—	—	7,515,375
Total Equity Securities	176,394,604	—	—	176,394,604
Mutual Funds
Money Market Funds	4,289,050	—	—	4,289,050
Total Mutual Funds	4,289,050	—	—	4,289,050
Total	180,683,654	—	—	180,683,654

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Seligman Global Technology Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 93.1%
CONSUMER DISCRETIONARY 2.7%
Diversified Consumer Services 0.3%
LifeLock, Inc. (a)	16,916	$250,864
Internet & Catalog Retail 0.5%
Expedia, Inc.	9,800	507,542
Media 1.9%
Comcast Corp., Class A	11,600	523,740
News Corp., Class A (a)	10,225	164,214
Time Warner Cable, Inc.	4,400	491,040
Time Warner, Inc.	4,000	263,240
Twenty-First Century Fox, Inc.	14,900	499,150
Total		1,941,384
TOTAL CONSUMER DISCRETIONARY		2,699,790
INDUSTRIALS 1.5%
Commercial Services & Supplies 1.1%
MiX Telematics Ltd., ADR (a)	37,744	558,611
Performant Financial Corp. (a)	47,604	519,836
Total		1,078,447
Electrical Equipment 0.4%
Nidec Corp.	5,600	471,817
TOTAL INDUSTRIALS		1,550,264
INFORMATION TECHNOLOGY 87.8%
Communications Equipment 6.9%
Aruba Networks, Inc. (a)	45,600	758,784
Cisco Systems, Inc.	103,900	2,433,338
QUALCOMM, Inc.	55,191	3,717,666
Total		6,909,788
Computers & Peripherals 15.0%
Apple, Inc.	7,800	3,718,650
Electronics for Imaging, Inc. (a)	54,600	1,729,728
EMC Corp.	140,400	3,588,624
NCR Corp. (a)	16,596	657,367
NetApp, Inc.	83,500	3,558,770
Seagate Technology PLC	12,500	546,750
Synaptics, Inc. (a)	30,000	1,328,400
Total		15,128,289
Electronic Equipment, Instruments & Components 0.5%
Trimble Navigation Ltd. (a)	18,100	537,751

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services 5.6%
Equinix, Inc. (a)	4,500	$826,425
Google, Inc., Class A (a)	4,200	3,678,822
Pandora Media, Inc. (a)	9,800	246,274
Telecity Group PLC	38,900	522,695
Xoom Corp. (a)	10,146	322,744
Total		5,596,960
IT Services 3.4%
Groupe Steria SCA	33,735	579,608
Luxoft Holding, Inc. (a)	16,373	433,393
Tech Mahindra Ltd.	24,400	520,548
Teradata Corp. (a)	9,400	521,136
Visa, Inc., Class A	2,600	496,860
WNS Holdings Ltd., ADR (a)	41,866	888,397
Total		3,439,942
Semiconductors & Semiconductor Equipment 25.0%
Advanced Micro Devices, Inc. (a)	30,563	116,139
Avago Technologies Ltd.	67,600	2,914,912
Broadcom Corp., Class A	117,800	3,063,978
KLA-Tencor Corp.	26,300	1,600,355
Lam Research Corp. (a)	103,900	5,318,641
Lattice Semiconductor Corp. (a)	80,209	357,732
Marvell Technology Group Ltd.	140,182	1,612,093
Maxim Integrated Products, Inc.	33,300	992,340
Micron Technology, Inc. (a)	29,797	520,554
Microsemi Corp. (a)	82,400	1,998,200
Montage Technology Group Ltd. (a)	90,657	1,287,329
NXP Semiconductor NV (a)	9,000	334,890
Skyworks Solutions, Inc. (a)	77,241	1,918,667
Teradyne, Inc. (a)	158,000	2,610,160
Tokyo Electron Ltd.	10,900	586,412
Total		25,232,402
Software 31.4%
Application Software 18.4%
Autodesk, Inc. (a)	19,100	786,347
BroadSoft, Inc. (a)	9,100	327,873
Citrix Systems, Inc. (a)	42,700	3,015,047
Nuance Communications, Inc. (a)	118,000	2,206,010
PTC, Inc. (a)	56,353	1,602,116
Salesforce.com, Inc. (a)	14,039	728,764
SolarWinds, Inc. (a)	12,400	434,744
Synchronoss Technologies, Inc. (a)	16,900	643,214
Synopsys, Inc. (a)	194,000	7,313,800
Tangoe, Inc. (a)	24,300	579,798

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Application Software (continued)
TiVo, Inc. (a)	68,300	$849,652
Total		18,487,365
Home Entertainment Software 0.7%
Activision Blizzard, Inc.	44,000	733,480
Systems Software 12.3%
Allot Communications Ltd. (a)	20,000	252,600
Check Point Software Technologies Ltd. (a)	81,912	4,632,943
Fortinet, Inc. (a)	29,800	603,748
Microsoft Corp.	23,000	766,130
Symantec Corp.	216,623	5,361,419
VMware, Inc., Class A (a)	9,800	792,820
Total		12,409,660
TOTAL SOFTWARE		31,630,505
TOTAL INFORMATION TECHNOLOGY		88,475,637

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 1.1%
Wireless Telecommunication Services 1.1%
SBA Communications Corp., Class A (a)	13,300	$1,070,118
TOTAL TELECOMMUNICATION SERVICES		1,070,118
Total Common Stocks (Cost: $80,073,291)		$93,795,809

	Shares	Value

Money Market Funds 7.9%
Columbia Short-Term Cash Fund, 0.089% (b)(c)	7,985,583	$7,985,583
Total Money Market Funds (Cost: $7,985,583)		$7,985,583
Total Investments
(Cost: $88,058,874) (d)		$101,781,392(e)
Other Assets & Liabilities, Net		(1,004,486)
Net Assets		$100,776,906

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	7,103,792	34,333,430	(33,451,639)	7,985,583	6,836	7,985,583

(d)

At September 30, 2013, the cost of securities for federal income tax purposes was approximately $88,059,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$15,733,000
Unrealized Depreciation	(2,011,000)
Net Unrealized Appreciation	$13,722,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated June 30, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	2,699,790	—	—	2,699,790
Industrials	1,078,447	471,817	—	1,550,264
Information Technology	86,266,374	2,209,263	—	88,475,637
Telecommunication Services	1,070,118	—	—	1,070,118
Total Equity Securities	91,114,729	2,681,080	—	93,795,809
Mutual Funds
Money Market Funds	7,985,583	—	—	7,985,583
Total Mutual Funds	7,985,583	—	—	7,985,583
Total	99,100,312	2,681,080	—	101,781,392

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – U.S. Government Mortgage Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 80.1%
Federal Home Loan Mortgage Corp. (a)(b)
01/01/37	2.535%	$295,794	$315,431
09/01/37	2.633%	318,366	334,101
CMO Series 4057 Class FN
12/15/41	0.532%	21,089,999	21,071,334
CMO Series 4119 Class SP
10/15/42	2.467%	4,141,976	3,473,909
Federal Home Loan Mortgage Corp. (a)(b)(c)
CMO IO STRIPS Series 280 Class S1
09/15/42	5.818%	28,719,845	6,420,877
CMO IO STRIPS Series 277 Class S6
09/15/42	5.868%	23,679,021	5,067,043
CMO IO STRIPS Series 281 Class S1
10/15/42	5.818%	17,124,202	3,838,816
CMO IO Series 276 Class S5
09/15/42	5.818%	11,360,215	2,405,873
CMO IO Series 3453 Class W
12/15/32	7.216%	1,486,828	252,585
CMO IO Series 3630 Class AI
03/15/17	1.931%	1,780,176	51,467
CMO IO Series 4068 Class GI
09/15/36	2.231%	19,976,033	918,852
CMO IO Series 4091 Class SH
08/15/42	6.368%	27,557,908	6,978,947
CMO IO Series 4093 Class SD
01/15/38	6.518%	3,935,977	891,069
CMO IO Series 4094 Class SY
08/15/42	5.898%	14,477,545	2,775,950
CMO IO Series 4102 Class YS
09/15/42	6.418%	12,158,178	3,319,690
Federal Home Loan Mortgage Corp. (b)
11/01/42	3.000%	24,803,297	24,166,069
06/01/21-02/01/43	3.500%	95,188,314	96,614,986
03/01/41-07/01/42	4.000%	29,583,011	30,984,857
11/01/13-08/01/41	4.500%	20,808,418	22,259,555
11/01/17-10/01/40	5.000%	34,016,667	36,943,009
08/01/17-09/01/19	5.500%	357,016	383,092
03/01/18-09/01/37	6.000%	357,047	378,782
04/01/17	6.500%	183,982	195,562
06/01/16	7.000%	1,182	1,230
Federal Home Loan Mortgage Corp. (b)(c)
CMO IO Series 2639 Class UI
03/15/22	5.000%	136,074	3,548
CMO IO Series 266 Class IO
07/15/42	4.000%	13,454,882	3,725,183
CMO IO Series 267 Class IO
08/15/42	4.000%	11,795,077	3,150,345
CMO IO Series 304 Class C69
12/15/42	4.000%	17,496,778	4,118,790
CMO IO Series 4120 Class AI
11/15/39	3.500%	9,946,597	1,705,025
CMO IO Series 4121 Class IA

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
01/15/41	3.500%	$8,839,438	$1,940,931
CMO IO Series 4139 Class CI
05/15/42	3.500%	5,595,562	1,084,840
CMO IO Series 4148 Class BI
02/15/41	4.000%	7,421,568	1,546,335
Federal National Mortgage Association (a)(b)
02/01/33	1.757%	131,942	136,741
07/01/33	1.794%	58,746	60,916
06/01/34	2.457%	300,179	316,495
07/01/36	2.657%	137,931	146,788
12/01/33	4.578%	21,245	22,153
CMO Series 2003-W11 Class A1
06/25/33	3.062%	4,102	4,053
Federal National Mortgage Association (a)(b)(c)
CMO IO Series 2003-117 Class KS
08/25/33	6.921%	5,085,661	331,370
CMO IO Series 2005-57 Class NI
07/25/35	6.521%	364,548	61,659
CMO IO Series 2006-115 Class EI
12/25/36	6.461%	13,203,725	2,179,996
CMO IO Series 2006-5 Class N1
08/25/34	2.118%	14,822,548	841,516
CMO IO Series 2006-5 Class N2
02/25/35	2.166%	16,333,212	1,148,537
CMO IO Series 2012-108 Class S
10/25/42	5.821%	28,509,263	5,711,566
CMO IO Series 2012-51 Class SA
05/25/42	6.321%	13,984,454	3,381,466
CMO IO Series 2012-80 Class AS
02/25/39	5.871%	18,393,672	3,433,576
CMO IO Series 2012-80 Class DS
06/25/39	6.471%	6,820,187	1,629,884
CMO IO Series 2012-87 Class BS
03/25/39	5.871%	26,620,561	5,010,831
CMO IO Series 2012-87 Class NS
02/25/39	5.871%	11,192,555	2,182,404
CMO IO Series 2012-87 Class SQ
08/25/42	6.121%	22,268,720	5,088,155
CMO IO Series 2012-89 Class SD
04/25/39	5.871%	10,423,539	1,959,352
CMO IO Series 2012-97 Class SB
09/25/42	5.821%	10,392,556	2,205,940
CMO IO Series 2012-99 Class QS
09/25/42	6.421%	14,059,364	3,460,579
CMO IO Series 2012-99 Class SL
09/25/42	6.441%	22,917,543	5,498,702
CMO IO Series 2013-11 Class SC
02/25/40	6.021%	24,205,830	5,506,475
CMO IO Series 2013-13 Class SA
03/25/43	5.971%	17,687,133	4,135,268
Federal National Mortgage Association (b)
03/01/27-03/01/28	2.500%	46,811,047	47,130,991
05/01/27-11/01/42	3.000%	91,843,740	93,893,223
10/01/20-07/01/43	3.500%	122,629,665	125,903,953

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
11/01/41-04/01/43	4.000%	$178,917,706	$188,318,440
07/01/39-10/01/41	4.500%	96,455,678	103,539,005
03/01/14-12/01/37	5.000%	45,077,879	49,180,158
12/01/13-11/01/37	5.500%	31,323,538	34,066,542
01/01/17-04/01/33	6.000%	974,707	1,040,283
03/01/15-06/01/17	7.000%	46,486	49,738
CMO Series 1988-4 Class Z
03/25/18	9.250%	7,994	8,822
Federal National Mortgage Association (b)(c)
CMO IO Series 2012-118 Class BI
12/25/39	3.500%	30,683,793	5,334,960
CMO IO Series 2012-133 Class EI
07/25/31	3.500%	5,966,961	1,080,893
CMO IO Series 2012-134 Class AI
07/25/40	3.500%	23,544,922	4,848,950
CMO IO Series 2012-144 Class HI
07/25/42	3.500%	5,018,394	964,878
CMO IO Series 2012-40 Class IP
09/25/40	4.000%	27,346,953	4,873,673
CMO IO Series 2012-96 Class CI
04/25/39	3.500%	13,080,211	2,452,364
CMO IO Series 2013-1 Class AI
02/25/43	3.500%	5,126,777	1,219,115
CMO IO Series 2013-1 Class BI
02/25/40	3.500%	16,987,904	3,134,819
CMO IO Series 2013-10 Class AI
11/25/41	3.500%	22,456,760	4,139,872
CMO IO Series 2013-16 Class IO
01/25/40	3.500%	13,874,295	2,983,893
Federal National Mortgage Association (b)(d)
10/01/43	3.000%	162,194,136	158,443,397
10/01/43	3.500%	108,500,000	110,449,615
10/01/43	4.000%	68,000,000	71,325,622
10/01/43	4.500%	63,000,000	67,282,034
10/01/43	5.000%	25,000,000	27,109,375
Federal National Mortgage Association (b)(e)
05/01/39	4.500%	11,497,645	12,468,437
Government National Mortgage Association (a)(b)(c)
CMO IO Series 2012-148 Class SA
12/20/42	6.470%	20,188,999	5,419,575
CMO IO Series 2012-75 Class SA
06/20/42	5.870%	21,017,944	5,425,559
Government National Mortgage Association (b)
04/20/28	2.500%	19,364,645	19,532,356
07/15/40-07/20/41	4.500%	47,651,207	51,625,978
08/20/40	5.000%	17,998,757	19,918,936
09/15/14-11/20/41	6.000%	23,475,476	25,806,701
03/15/18	7.000%	226,851	243,978
Government National Mortgage Association (b)(c)
CMO IO Series 2012-121 Class PI

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
09/16/42	4.500%	$8,941,376	$1,893,408
CMO IO Series 2012-129 Class AI
08/20/37	3.000%	12,258,703	1,761,343
CMO IO Series 2012-148 Class IP
04/20/41	3.500%	5,002,055	835,276
CMO IO Series 2012-41 Class IP
08/20/41	4.000%	16,463,996	3,093,147
CMO IO Series 2012-94 Class BI
05/20/37	4.000%	11,296,866	2,032,943
Total Residential Mortgage-Backed Securities - Agency (Cost: $1,627,827,162)			$1,600,604,757

Residential Mortgage-Backed Securities - Non-Agency 18.6%
ASG Resecuritization Trust (a)(b)(f)
CMO Series 2013-2 Class 1A60
12/28/35	2.708%	4,919,971	4,872,012
CMO Series 2013-2 Class 2A70
11/28/35	2.397%	3,310,452	3,246,046
American Mortgage Trust Series 2093-3 Class 3A (a)(b)(g)(h)
07/27/23	8.188%	1,074	651
Apollo Residential Mortgage Securitization Trust CMO Series 2013-1 Class A (b)(f)
05/25/47	4.000%	11,765,135	11,871,751
BCAP LLC Trust (a)(b)(f)
CMO Series 2012-RR10 Class 2A1
09/26/36	2.605%	6,257,263	6,360,007
CMO Series 2010-RR12 Class 3A7
08/26/37	5.000%	4,085,000	4,111,160
CMO Series 2012-RR11 Class 3A2
04/26/36	4.000%	9,413,755	9,321,971
CMO Series 2012-RR11 Class 4A2
03/26/37	4.000%	8,168,607	8,167,610
CMO Series 2012-RR11 Class 9A2
07/26/37	4.000%	7,499,689	7,440,847
CMO Series 2012-RR12 Class 3A2
06/26/37	4.000%	11,458,646	11,430,219
CMO Series 2013-RR1 Class 10A1
10/26/36	3.000%	7,901,028	7,756,851
CMO Series 2013-RR3 Class 6A5
03/26/36	2.753%	9,302,923	9,137,675
CMO Series 2013-RR4 Class 2A1
05/26/47	2.872%	9,047,204	9,191,851
CMO Series 2013-RR5 Class 4A1
09/26/36	3.000%	4,246,507	4,230,995
BCAP LLC Trust (a)(b)(f)(i)
CMO Series 2013-RR5 Class 2A1
03/26/37	4.436%	9,586,883	9,595,703
CMO Series 2013-RR5 Class 6A1
07/26/37	2.298%	10,264,474	10,037,875
CMO Series 2010-RR13 Class 1A1
06/27/37	4.380%	8,354,631	8,130,643

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Banc of America Funding Corp. (a)(b)(f)
CMO Series 2010-R4 Class 4A1
06/26/37	0.390%	$73,015	$72,742
CMO Series 2012-R5 Class A
10/03/39	0.442%	3,703,719	3,622,567
Banc of America Funding Trust CMO Series 2012-R4 Class A (a)(b)(f)
03/04/39	0.442%	5,138,628	4,991,263
Baron Capital Enterprises, Inc. (a)(b)(f)
CMO Series 2012-RR7 Class 2A3
07/26/36	2.607%	4,428,134	4,504,236
Bayview Opportunity Master Fund Trust IIB LP (a)(b)(f)
CMO Series 2012-6NPL Class A
01/28/33	2.981%	3,283,503	3,267,086
Series 2012-4NPL Class A
07/28/32	3.475%	1,614,978	1,616,595
Series 2012-5NPL Class A
10/28/32	2.981%	3,922,412	3,920,400
CSMC Trust CMO Series 2013-7R Class 3A1 (a)(b)(f)
02/26/35	2.921%	7,127,707	6,898,515
Citigroup Mortgage Loan Trust, Inc. (a)(b)(f)
CMO Series 2010-7 Class 3A4
12/25/35	6.433%	300,000	301,346
CMO Series 2012-7 Class 12A1
03/25/36	2.642%	7,023,339	7,180,423
CMO Series 2013-2 Class 1A1
11/25/37	5.942%	5,881,240	6,116,620
CMO Series 2013-5 Class 3A1
08/25/37	2.723%	8,003,858	8,141,741
Citigroup Mortgage Loan Trust, Inc. (b)(f)
CMO Series 2010-8 Class 5A6
11/25/36	4.000%	6,268,730	6,405,382
CMO Series 2013-6 Class 3A1
12/25/35	3.000%	11,462,893	11,235,194
Citigroup Mortgage Loan Trust CMO Series 2013-7 Class 1A2 (a)(b)(f)
10/25/35	4.000%	4,399,863	4,301,963
Comfed Savings Bank CMO Series 1987-1 Class A (a)(b)(g)
01/25/18	2.851%	3,132	3,197
Credit Suisse Mortgage Capital Certificates (a)(b)(f)
CMO Series 2012-4R Class 3A1
11/27/37	2.811%	8,464,468	8,456,260
CMO Series 2013-8R Class 3A1
03/27/36	0.334%	10,356,154	9,709,547
Credit Suisse Mortgage Capital Certificates (a)(b)(f)(i)
CMO Series 2011-7R Class A1
08/28/47	1.434%	11,391,710	11,355,231
Credit Suisse Mortgage Capital Certificates (a)(b)(i)
CMO Series 2012-6R Class 1A1
11/26/37	5.942%	4,161,872	4,234,715
Credit Suisse Mortgage Capital Certificates (b)(f)
CMO Series 2010-9R Class 10A5
04/27/37	4.000%	6,685,000	6,554,114

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2010-9R Class 7A5
05/27/37	4.000%	$8,722,000	$8,657,789
Credit Suisse Mortgage Capital Certificates (b)(d)(f)
Series 2013-SC1 Class 1A2
09/30/43	1.200%	28,000,000	27,580,000
GCAT CMO Series 2013-RP1 Class A1 (a)(b)(f)
06/25/18	3.500%	14,640,841	14,341,110
Morgan Stanley Re-Remic Trust (a)(b)(f)
CMO Series 2012-R3 Class 1A
11/26/36	2.346%	10,097,299	9,955,937
Morgan Stanley Re-Remic Trust (b)(f)
09/30/36	2.618%	8,157,742	6,995,264
NRPL Trust Series 2013-1A Class A (a)(b)(f)
08/25/57	4.000%	11,235,159	11,178,983
Nomura Resecuritization Trust CMO Series 2012-2R Class 3A1 (a)(b)(f)
05/26/36	2.263%	4,134,293	4,057,252
PennyMac Loan Trust Series 2012-NPL1 Class A (a)(b)(f)
05/28/52	3.422%	2,396,529	2,374,530
RBSSP Resecuritization Trust (a)(b)(f)
CMO Series 2010-9 Class 5A1
10/26/35	2.430%	3,444,978	3,521,697
CMO Series 2012-1 Class 5A2
12/27/35	5.299%	4,100,000	3,953,141
CMO Series 2012-6 Class 3A1
10/26/36	0.349%	6,977,714	6,740,025
RBSSP Resecuritization Trust (b)(f)
CMO Series 2009-1 Class 4A1
10/26/35	5.500%	1,279	1,278
Residential Mortgage Asset Trust Series 2012-1A Class A1 (a)(b)(f)
08/26/52	2.734%	2,869,170	2,889,590
Shellpoint Asset Funding Trust CMO Series 2013-1 Class A1 (a)(b)(f)
07/25/43	3.750%	23,619,975	23,144,953
Springleaf Mortgage Loan Trust CMO Series 2012-1A Class A (a)(b)(f)
09/25/57	2.667%	1,258,416	1,281,143
WaMu Mortgage Pass-Through Certificates CMO Series 2004-AR3 Class A2 (a)(b)
06/25/34	2.455%	8,023,957	8,147,927
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $371,911,392)			$372,613,623

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency 10.9%
Federal Home Loan Mortgage Corp. (a)(b)
Multifamily Structured Pass-Through Certificates
Series K001 Class A2
04/25/16	5.651%	$1,142,510	$1,247,725
Series K029 Class A2
02/25/23	3.320%	6,590,000	6,610,772
Series K030 Class A2
04/25/23	3.250%	17,800,000	17,728,035
Series K032 Class A2
05/25/23	3.310%	73,400,000	73,137,294
Federal National Mortgage Association (b)
10/01/19	4.430%	1,360,717	1,495,884
10/01/19	4.420%	554,253	609,112
01/01/20	4.570%	142,539	157,523
01/01/20	4.600%	237,994	263,330
05/01/24	5.030%	441,399	486,901
07/01/23	2.850%	17,952,863	17,391,142
04/01/23	2.423%	44,733,503	42,549,408
03/01/23	2.420%	23,483,393	22,175,732
Series 2010-M4 Class A1
06/25/20	2.520%	2,667,546	2,752,840
Government National Mortgage Association (b)
Series 2009-105 Class A
12/16/50	3.456%	37,164	37,308
Series 2009-71 Class A
04/16/38	3.304%	546,305	551,106
Series 2010-159 Class A
01/16/33	2.159%	1,817,253	1,826,775
Series 2010-18 Class A
12/16/50	3.100%	91,862	92,013
Series 2010-49 Class A
03/16/51	2.870%	340,077	339,692
Series 2011-109 Class A
07/16/32	2.450%	5,133,150	5,169,615
Series 2011-49 Class A
07/16/38	2.450%	4,524,178	4,592,028
Series 2011-53 Class A
12/16/34	2.360%	4,750,878	4,787,274
Series 2011-64 Class A
08/16/34	2.380%	417,113	417,041
Series 2012-1 Class AB
09/16/33	1.999%	3,716,684	3,749,000
Series 2012-2 Class A
06/16/31	1.862%	4,224,024	4,246,327
Series 2012-55 Class A
08/16/33	1.704%	4,876,746	4,882,820
Total Commercial Mortgage-Backed Securities - Agency
(Cost: $213,517,919)			$217,296,697

Commercial Mortgage-Backed Securities - Non-Agency 3.3%
Bear Stearns Commercial Mortgage Securities Series 2005-T18 Class A4 (a)(b)
02/13/42	4.933%	173,108	180,363

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Citigroup Commercial Mortgage Trust CMO Series 2004-C2 Class A5 (b)
10/15/41	4.733%	$110,000	$112,688
GS Mortgage Securities Corp. II Series 2004-GG2 Class A6 (a)(b)
08/10/38	5.396%	7,103,942	7,266,667
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2011-C3 Class A4 (b)(f)
02/15/46	4.717%	175,000	189,798
Morgan Stanley Capital I, Inc. Series 2003-IQ6 Class A4 (b)
12/15/41	4.970%	56,030	56,088
Morgan Stanley Re-Remic Trust (a)(b)(f)
Series 2009-GG10 Class A4A
08/12/45	5.993%	1,200,000	1,333,909
Series 2010-GG10 Class A4A
08/15/45	5.993%	8,300,000	9,226,205
Motel 6 Trust Series 2012-MTL6 Class A1 (b)(f)
10/05/25	1.500%	4,003,713	3,979,601
ORES NPL LLC (b)(f)
Series 2012-LV1 Class A
09/25/44	4.000%	1,451,999	1,452,144
Series 2013-LV2 Class A
09/25/25	3.081%	9,311,346	9,312,203
RIAL (b)(f)
06/20/28	2.500%	3,245,908	3,245,908
Rialto Real Estate Fund Series 2013-LT2 Class A (b)(f)
05/22/28	2.833%	10,938,432	10,930,644
SMA 1 LLC Series 2012-LV1 Class A (b)(f)
08/20/25	3.500%	8,220,737	8,258,675
VFC LLC Series 2013-1 Class A (b)(f)
03/20/26	3.130%	9,350,000	9,350,785
Wachovia Bank Commercial Mortgage Trust Series 2005-C21 Class A4 (a)(b)
10/15/44	5.414%	30,134	32,041
Total Commercial Mortgage-Backed Securities - Non- Agency
(Cost: $65,524,017)			$64,927,719

Asset-Backed Securities - Agency —%
Small Business Administration Participation Certificates Series 2001-20H Class 1
08/01/21	6.340%	59,907	65,448
Total Asset-Backed Securities - Agency (Cost: $59,907)			$65,448

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 2.0%
Access Group, Inc. Series 2007A Class A2 (a)
08/25/26	0.392%	$1,864,171	$1,843,619
American Credit Acceptance Receivables Trust (f)
Series 2012-2 Class A
07/15/16	1.890%	2,817,272	2,823,137
Series 2012-3 Class A
11/15/16	1.640%	4,052,478	4,051,690
Carlyle Global Market Strategies Series 2013-1A Class B (a)(f)(i)
02/14/25	3.365%	3,600,000	3,577,662
Encore Credit Receivables Trust Series 2005-4 Class 2A4 (a)
01/25/36	0.519%	2,839,357	2,794,311
Exeter Automobile Receivables Trust Series 2012-2A Class B (f)
12/15/17	2.220%	1,850,000	1,856,466
First Investors Auto Owner Trust Series 2011-2A Class A2 (f)
08/15/17	2.600%	1,089,463	1,093,555
Morgan Stanley Resecuritization Trust Series 2013-BSFC Class A (a)(f)
07/06/38	2.682%	7,751,877	7,616,219
Nomad CLO Ltd. Series 2013-1A Class B (a)(f)
01/15/25	3.218%	6,000,000	5,835,882
Panhandle-Plains Higher Education Authority, Inc. Series 2011-2 Class A1 (a)
07/01/21	0.748%	920,089	919,426
RAAC Series Series 2006-RP2 Class A (a)(f)
02/25/37	0.429%	3,328,941	3,191,100
SLM Student Loan Trust Series 2012-A Class A1 (a)(f)
08/15/25	1.582%	1,503,738	1,513,652

Issuer	Coupon Rate		Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Santander Drive Auto Receivables Trust Series 2012-1 Class B
05/16/16	2.720%		$1,400,000	$1,417,605
Sierra Receivables Funding Co. LLC Series 2010-2A Class A (f)
11/20/25	3.840%		975,867	990,724
Specialty Underwriting & Residential Finance Series 2005-BC3 Class M1 (a)
06/25/36	0.629%		1,245,611	1,239,342
Total Asset-Backed Securities - Non-Agency (Cost: $40,511,074)				$40,764,390

Issuer	Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts 0.4%
Put - OTC 3-Year Interest Rate Swap 2(j)
	1	2.25	11/04/18	5,370,330
Put - OTC 5-Year Interest Rate Swap 3(j)
	1	4.00	08/21/22	3,297,890
Total Options Purchased Puts (Cost: $5,049,500)				$8,668,220

			Shares	Value

Money Market Funds 1.6%
Columbia Short-Term Cash Fund, 0.089% (k)(l)			31,868,291	31,868,291
Total Money Market Funds (Cost: $31,868,291)				$31,868,291
Total Investments
(Cost: $2,356,269,262) (m)				$2,336,809,145(n)
Other Assets & Liabilities, Net				(338,167,002)
Net Assets				$1,998,642,143

Investments in Derivatives
Futures Contracts Outstanding at September 30, 2013

At September 30, 2013, securities totaling $4,738,006 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Note, 2-year	(1,610)	(354,627,664)	December 2013	—	(983,517)
U.S. Treasury Note, 5-year	(279)	(33,772,080)	December 2013	—	(103,654)
U.S. Treasury Note, 10-year	(1,313)	(165,950,897)	December 2013	—	(1,333,836)
Total				—	(2,421,007)

Notes to Portfolio of Investments

(a)	Variable rate security.

(b)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(c)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denotes within the Investments in Derivatives section of the Portfolio of Investments.

(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the value of these securities amounted to $450,057,092 or 22.52% of net assets.

(g)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2013 was $3,848, representing less than 0.01% of net assets. Information concerning such security holdings at September 30, 2013 is as follows:

Security Description	Acquisition Dates	Cost($)
American Mortgage Trust
Series 2093-3 Class 3A
8.188% 07/27/23	04-27-95	1,032
Comfed Savings Bank
CMO Series 1987-1 Class A
2.851% 01/25/18	05-07-07	3,061

(h)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2013, the value of these securities amounted to $9,596,354, which represents 0.48% of net assets.

(i)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2013, the value of these securities amounted to $46,931,829, which represents 2.35% of net assets.

(j)	Purchased swaption contracts outstanding at September 30, 2013:

At September 30, 2013 cash totaling $8,874,000 was pledged as collateral to cover open purchased swaption contracts.

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put - OTC 5-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	4.000	August 21, 2022	100,000,000	2,202,500	3,297,890
Put - OTC 3-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	2.250	November 4, 2018	300,000,000	2,847,000	5,370,330
Total							5,049,500	8,668,220

(k)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(l)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost($)	Purchase Cost($)	Sales Cost/ Proceeds from Sales($)	Ending Cost($)	Dividends – Affiliated Issuers ($)	Value($)
Columbia Short-Term Cash Fund	69,911,812	1,265,538,434	(1,303,581,955)	31,868,291	71,399	31,868,291

(m)

At September 30, 2013, the cost of securities for federal income tax purposes was approximately $2,356,269,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$17,282,000
Unrealized Depreciation	(36,742,000)
Net Unrealized Depreciation	$(19,460,000)

(n)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Residential Mortgage-Backed Securities - Agency	—	1,600,604,757	—	1,600,604,757
Residential Mortgage-Backed Securities - Non-Agency	—	292,168,248	80,445,375	372,613,623
Commercial Mortgage-Backed Securities - Agency	—	217,296,697	—	217,296,697
Commercial Mortgage-Backed Securities - Non-Agency	—	61,681,811	3,245,908	64,927,719
Asset-Backed Securities - Agency	—	65,448	—	65,448
Asset-Backed Securities - Non-Agency	—	33,148,171	7,616,219	40,764,390
Total Bonds	—	2,204,965,132	91,307,502	2,296,272,634
Other
Options Purchased Puts	—	8,668,220	—	8,668,220
Total Other	—	8,668,220	—	8,668,220
Mutual Funds
Money Market Funds	31,868,291	—	—	31,868,291
Total Mutual Funds	31,868,291	—	—	31,868,291
Investments in Securities	31,868,291	2,213,633,352	91,307,502	2,336,809,145
Derivatives
Liabilities
Futures Contracts	(2,421,007)	—	—	(2,421,007)
Total	29,447,284	2,213,633,352	91,307,502	2,334,388,138

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Residential Mortgage-Backed Securities - Non-Agency ($)	Commercial Mortgage-Backed Securities - Agency ($)	Asset-Backed Securities - Non-Agency ($)	Total ($)
Balance as of December 31, 2012	79,150,526			79,150,526
Accrued discounts/premiums	(30,094)	—	—	(30,094)
Realized gain (loss)	108,593	—	16,849	125,442
Change in unrealized appreciation (depreciation)(a)	(390,654)	—	58,139	(332,515)
Sales	(37,236,806)	(971,092)	(673,977)	(38,881,875)
Purchases	73,491,248	4,217,000	8,215,208	85,923,456
Issuances	—	—	—	—
Settlements	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(34,647,438)	—	—	(34,647,438)
Balance as of September 30, 2013	80,445,375	3,245,908	7,616,219	91,307,502

(a)Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2013 was $(236,581), which is comprised of Residential Mortgage-Backed Securities - Non-Agency of $(294,720) and Asset-Backed Securities-Non-Agency of 58,139.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain residential backed mortgage securities classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Certain residential, commercial and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio – Aggressive Portfolio

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 78.3%
Global Real Estate 1.0%
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1 (a)	3,329,362	$39,119,997
International 19.5%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 (a)	4,486,550	67,836,643
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	5,832,177	77,451,310
Variable Portfolio – DFA International Value Fund, Class 1 (a)	13,251,551	145,369,518
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	16,065,517	207,245,166
Variable Portfolio – Mondrian International Small Cap Fund, Class 1 (a)	3,496,588	45,560,543
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	11,583,501	141,318,706
Variable Portfolio – Pyrford International Equity Fund, Class 1 (a)	3,563,905	36,494,388
Total		721,276,274
U.S. Large Cap 40.5%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 (a)(b)	10,848,309	140,702,565
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	11,143,616	187,435,627
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 (a)(b)	11,235,508	106,400,260
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1 (a)(b)	2,060,573	57,551,811
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	4,556,815	66,347,220
Variable Portfolio – American Century Growth Fund, Class 1 (a)(b)	7,982,384	121,571,706
Variable Portfolio – Holland Large Cap Growth Fund, Class 1 (a)(b)	9,425,902	148,552,209
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	14,026,803	215,872,497
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	12,518,663	196,167,442
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	8,963,438	143,056,478
Variable Portfolio – Sit Dividend Growth Fund, Class 1 (a)(b)	9,326,897	117,612,175
Total		1,501,269,990

	Shares	Value

Equity Funds (continued)
U.S. Mid Cap 9.1%
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Class 1 (a)(b)	1,668,186	$28,175,663
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1 (a)(b)	4,813,243	71,380,398
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	7,499,351	120,889,529
Variable Portfolio – Victory Established Value Fund, Class 1 (a)(b)	7,754,228	117,476,559
Total		337,922,149
U.S. Small Cap 8.2%
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1 (a)(b)	5,328,985	90,539,457
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)	3,422,447	58,455,392
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)	7,504,757	155,048,291
Total		304,043,140
Total Equity Funds (Cost: $2,114,799,152)		$2,903,631,550

Fixed-Income Funds 18.9%
Emerging Markets 0.5%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 (a)	2,067,233	19,659,387
Floating Rate 1.7%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 (a)	6,535,289	64,241,896
Global Bond 1.0%
Columbia Variable Portfolio – Global Bond Fund, Class 1 (a)	3,349,337	36,005,370
High Yield 1.0%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)	4,439,319	37,556,637
Inflation Protected Securities 1.4%
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1 (a)	5,604,026	49,707,713
Investment Grade 11.6%
Columbia Variable Portfolio – Core Bond Fund, Class 1 (a)(b)	2,476,683	23,825,694
Columbia Variable Portfolio – Diversified Bond Fund, Class 1 (a)	8,282,671	82,826,710
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	7,790,909	80,713,818

	Shares	Value

Fixed-Income Funds (continued)
Investment Grade (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 (a)	3,305,058	$33,810,744
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	6,081,773	64,466,793
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)	5,613,981	59,732,755
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund, Class 1 (a)	3,021,316	30,515,294
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 (a)	5,305,459	53,585,132
Total		429,476,940

Multisector 1.7%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 (a)	7,323,297	63,419,754
Total Fixed-Income Funds (Cost: $717,803,608)		$700,067,697

Alternative Investment Funds 2.8%
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1(a)(b)	1,139,122	10,707,747

	Shares	Value

Alternative Investment Funds (continued)
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1(a)	4,522,254	$45,584,323
Variable Portfolio – Eaton Vance Global Macro Advantage Fund, Class 1(a)(b)	912,129	8,875,015
Variable Portfolio – Goldman Sachs Commodity Strategy Fund, Class 1(a)(b)	4,385,238	38,151,566
Total Alternative Investment Funds (Cost: $108,195,632)		$103,318,651

Money Market Funds –%
Columbia Variable Portfolio – Cash Management Fund, Class 1, 0.010%(a)(c)	998	998
Total Money Market Funds (Cost: $998)		$998
Total Investments
(Cost: $2,940,799,390)		$3,707,018,896(d)
Other Assets and Liabilities		(49,938)
Net Assets		$3,706,968,958

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio – Cash Management Fund, Class 1	998	5	(5)	—	998	—	—	998
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1	—	11,000,000	—	—	11,000,000	—	—	10,707,747
Columbia Variable Portfolio – Contrarian Core Fund, Class 1	48,590,708	79,752,996	(7,179,372)	1,597,214	122,761,546	—	—	140,702,565
Columbia Variable Portfolio – Core Bond Fund, Class 1	—	56,697,186	(32,000,000)	(814,758)	23,882,428	—	—	23,825,694
Columbia Variable Portfolio – Diversified Bond Fund, Class 1	44,582,493	68,967,354	(26,752,246)	(145,306)	86,652,295	1,958,013	2,017,403	82,826,710
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1	137,037,966	232,348	(18,274,451)	5,873,495	124,869,358	—	—	187,435,627
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1	10,047,540	12,741,177	(1,294,938)	(66,902)	21,426,877	130,897	974,345	19,659,387
Columbia Variable Portfolio – Emerging Markets Fund, Class 1	58,153,092	7,356,901	(444,448)	67,791	65,133,336	—	430,841	67,836,643
Columbia Variable Portfolio – Global Bond Fund, Class 1	46,932,525	8,193,596	(15,629,629)	(534,525)	38,961,967	326,060	2,834,534	36,005,370
Columbia Variable Portfolio – Income Opportunities Fund, Class 1	—	38,147,690	—	—	38,147,690	480,626	667,064	37,556,637
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1	—	96,203,277	(137,859)	4,492	96,069,910	—	—	106,400,260

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1	—	57,968,290	(2,029,597)	69,853	56,008,546	—	—	57,551,811
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1	59,829,856	23,102,512	(3,221,892)	122,953	79,833,429	812,350	1,660,750	80,713,818
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Class 1	21,391,731	2,005,107	(1,339,470)	131,383	22,188,751	—	—	28,175,663
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1	62,806,422	144,255	(27,255,337)	8,674,892	44,370,232	—	—	71,380,398
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1	45,519,133	8,076,295	(6,120,542)	1,270,808	48,745,694	—	—	66,347,220
Columbia Variable Portfolio – Strategic Income Fund, Class 1	43,264,714	22,804,524	(2,133,568)	210,418	64,146,088	1,545,058	2,724,080	63,419,754
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1	30,924,513	25,862,502	(22,411,158)	(144,545)	34,231,312	—	280,348	33,810,744
Variable Portfolio – American Century Diversified Bond Fund, Class 1	53,184,347	44,056,900	(31,097,755)	713,840	66,857,332	1,066,998	1,135,811	64,466,793
Variable Portfolio – American Century Growth Fund, Class 1	128,244,712	31,909	(73,554,133)	22,269,590	76,992,078	—	—	121,571,706
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1	40,124,137	6,093,054	(99,007)	6,281	46,124,465	331,957	1,622,099	45,584,323
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1	72,370,251	2,292,360	(20,614,862)	(1,317,771)	52,729,978	2,102,643	4,340	49,707,713
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1	54,811,201	8,218,676	(1,788,877)	396,154	61,637,154	1,174,184	1,900,659	77,451,310
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1	56,003,080	5,258,180	(9,147,673)	3,162,220	55,275,807	—	—	90,539,457
Variable Portfolio – DFA International Value Fund, Class 1	153,790,160	3,812,906	(35,415,442)	2,795,430	124,983,054	—	3,028,247	145,369,518
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1	45,765,119	22,816,797	(4,204,255)	163,321	64,540,982	460,927	2,489,705	64,241,896
Variable Portfolio – Eaton Vance Global Macro Advantage Fund, Class 1	7,846,941	1,303,787	(19,801)	326	9,131,253	—	—	8,875,015
Variable Portfolio – Goldman Sachs Commodity Strategy Fund, Class 1	34,020,832	30,933,949	(20,629,170)	(2,385,697)	41,939,914	—	—	38,151,566
Variable Portfolio – Holland Large Cap Growth Fund, Class 1	133,405,490	30,691	(49,181,171)	12,940,383	97,195,393	—	—	148,552,209
Variable Portfolio – Invesco International Growth Fund, Class 1	169,344,604	12,337,234	(23,078,831)	4,480,071	163,083,078	2,245,144	3,166,969	207,245,166
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1	53,313,715	28,292,510	(21,150,491)	711,172	61,166,906	103,177	1,258,388	59,732,755
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1	79,999,869	218,669	(8,744,955)	3,033,675	74,507,258	—	—	120,889,529
Variable Portfolio – MFS Value Fund, Class 1	141,043,320	8,041,649	(17,207,128)	6,064,493	137,942,334	—	—	215,872,497
Variable Portfolio – Mondrian International Small Cap Fund, Class 1	30,533,445	6,655,733	(220,592)	49,456	37,018,042	959,444	1,311,922	45,560,543
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1	25,134,022	13,212,453	(4,023,057)	1,028,551	35,351,969	1,393,251	2,747,285	39,119,997

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – NFJ Dividend Value Fund, Class 1	133,934,237	41,649	(18,852,920)	7,010,048	122,133,014	—	—	196,167,442
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1	136,479,843	11,031,909	(69,912,266)	22,160,026	99,759,512	—	—	143,056,478
Variable Portfolio – Partners Small Cap Growth Fund, Class 1	35,091,025	3,895,277	(5,499,447)	2,114,008	35,600,863	—	—	58,455,392
Variable Portfolio – Partners Small Cap Value Fund, Class 1	111,170,471	3,664,575	(20,520,051)	5,452,912	99,767,907	—	—	155,048,291
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund, Class 1	31,660,410	2,029,544	(2,521,084)	(15,954)	31,152,916	467,813	267,240	30,515,294
Variable Portfolio – Pyramis® International Equity Fund, Class 1	106,273,026	12,708,807	(4,224,441)	788,767	115,546,159	3,187,243	3,001,639	141,318,706
Variable Portfolio – Pyrford International Equity Fund, Class 1	—	35,497,973	—	—	35,497,973	—	246,807	36,494,388
Variable Portfolio – Sit Dividend Growth Fund, Class 1	69,936,957	22,620,456	(5,580,253)	1,757,951	88,735,111	—	—	117,612,175
Variable Portfolio – Victory Established Value Fund, Class 1	79,609,884	385,446	(9,421,714)	3,051,457	73,625,073	—	—	117,476,559
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1	69,226,638	23,943,737	(39,586,549)	489,582	54,073,408	507,025	567,925	53,585,132
Total	2,661,399,427	828,682,845	(662,520,437)	113,237,555	2,940,799,390	19,252,810	34,338,401	3,707,018,896

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	2,903,631,550	—	—	2,903,631,550
Fixed-Income Funds	700,067,697	—	—	700,067,697
Alternative Investment Funds	103,318,651	—	—	103,318,651
Money Market Funds	998	—	—	998
Total Mutual Funds	3,707,018,896	—	—	3,707,018,896

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – American Century Diversified Bond Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 23.9%
Aerospace & Defense 0.2%
Bombardier, Inc. Senior Unsecured (a)
03/15/22	5.750%	$800,000	$794,000
L-3 Communications Corp.
07/15/20	4.750%	1,230,000	1,288,191
Lockheed Martin Corp. Senior Unsecured
11/15/19	4.250%	2,450,000	2,662,790
Raytheon Co. Senior Unsecured
12/15/22	2.500%	1,290,000	1,182,797
Total			5,927,778
Automotive 0.6%
American Honda Finance Corp. (a)
Senior Unsecured
09/21/15	2.500%	2,500,000	2,580,047
09/11/17	1.500%	1,220,000	1,205,698
Daimler Finance North America LLC (a)
07/31/15	1.300%	2,290,000	2,300,122
09/15/16	2.625%	2,480,000	2,556,297
Ford Motor Co. Senior Unsecured
01/15/43	4.750%	490,000	437,312
Ford Motor Credit Co. LLC
Senior Unsecured
09/15/15	5.625%	1,340,000	1,447,585
05/15/18	5.000%	3,250,000	3,560,541
01/15/20	8.125%	1,600,000	1,989,782
08/02/21	5.875%	3,070,000	3,412,698
Total			19,490,082
Banking 5.7%
American Express Centurion Bank
09/13/17	6.000%	3,000,000	3,478,947
American Express Credit Corp.
Senior Unsecured
09/15/15	2.750%	2,730,000	2,833,082
07/29/16	1.300%	1,730,000	1,740,359
03/24/17	2.375%	1,500,000	1,547,904
BB&T Corp.
Senior Unsecured
04/30/14	5.700%	722,000	744,251
03/15/16	3.200%	780,000	817,387
06/19/18	2.050%	1,010,000	1,005,951
BNP Paribas SA Senior Unsecured
08/20/18	2.700%	1,000,000	1,011,437

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Bank of America Corp.
Senior Unsecured
04/01/15	4.500%	$2,330,000	$2,446,938
07/12/16	3.750%	1,807,000	1,914,851
08/01/16	6.500%	3,450,000	3,909,940
07/01/20	5.625%	2,670,000	2,976,290
01/24/22	5.700%	6,910,000	7,718,898
Bank of America NA
Subordinated Notes
03/15/17	5.300%	4,145,000	4,568,209
10/15/36	6.000%	1,320,000	1,479,514
Bank of Montreal Senior Unsecured
04/09/18	1.450%	1,470,000	1,436,519
Bank of Nova Scotia Senior Unsecured
01/12/17	2.550%	1,180,000	1,222,524
Barclays Bank PLC Subordinated Notes
10/14/20	5.140%	1,030,000	1,075,823
Capital One Financial Corp.
Senior Unsecured
03/23/15	2.150%	1,370,000	1,392,065
11/06/15	1.000%	990,000	985,013
Citigroup, Inc.
Senior Unsecured
05/19/15	4.750%	944,000	999,036
01/10/17	4.450%	5,140,000	5,565,428
11/21/17	6.125%	6,290,000	7,233,368
05/01/18	1.750%	3,850,000	3,734,003
09/26/18	2.500%	2,200,000	2,186,580
01/14/22	4.500%	4,200,000	4,386,560
Subordinated Notes
02/15/17	5.500%	1,840,000	2,014,642
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Bank Guaranteed
02/08/22	3.875%	2,190,000	2,192,670
Credit Suisse Senior Unsecured
03/23/15	3.500%	3,000,000	3,124,860
Deutsche Bank AG Subordinated Notes (b)
05/24/28	4.296%	1,470,000	1,327,642
Discover Bank Senior Unsecured
02/21/18	2.000%	1,950,000	1,906,589
Goldman Sachs Group, Inc. (The)
Senior Unsecured
01/15/15	5.125%	3,950,000	4,154,867
08/01/15	3.700%	1,570,000	1,637,976
02/07/16	3.625%	5,400,000	5,683,289

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
01/22/18	2.375%	$3,540,000	$3,514,898
07/19/18	2.900%	1,300,000	1,312,090
03/15/20	5.375%	4,300,000	4,736,472
01/24/22	5.750%	3,100,000	3,436,793
Subordinated Notes
10/01/37	6.750%	1,510,000	1,575,890
HBOS PLC Subordinated Notes (a)
05/21/18	6.750%	800,000	888,955
HSBC Bank PLC Senior Notes (a)
06/28/15	3.500%	1,660,000	1,737,425
HSBC Bank USA NA Subordinated Notes
11/01/34	5.875%	820,000	882,438
HSBC Holdings PLC
Senior Unsecured
04/05/21	5.100%	1,170,000	1,288,794
03/30/22	4.000%	740,000	752,956
ING Bank NV (a)
09/25/15	2.000%	840,000	851,432
Intesa Sanpaolo SpA Senior Unsecured
01/16/18	3.875%	630,000	618,588
JPMorgan Chase & Co.
Senior Unsecured
03/01/16	3.450%	1,090,000	1,147,736
07/05/16	3.150%	5,000,000	5,246,205
10/02/17	6.400%	900,000	1,049,908
01/15/18	6.000%	1,085,000	1,245,927
05/10/21	4.625%	5,350,000	5,701,746
09/23/22	3.250%	3,280,000	3,094,329
JPMorgan Chase Bank NA Subordinated Notes
06/13/16	5.875%	4,270,000	4,760,943
Morgan Stanley
04/01/18	6.625%	4,570,000	5,305,573
Senior Unsecured
04/28/15	6.000%	2,800,000	3,004,002
03/22/17	4.750%	3,240,000	3,498,296
09/23/19	5.625%	2,150,000	2,402,701
01/25/21	5.750%	870,000	965,795
02/25/23	3.750%	4,530,000	4,367,074
Subordinated Notes
11/01/22	4.875%	520,000	520,274
Northern Trust Co. (The) Subordinated Notes
08/15/18	6.500%	1,090,000	1,310,202
PNC Bank NA Subordinated Notes
07/25/23	3.800%	1,100,000	1,079,858

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
PNC Bank National Association Subordinated Notes
12/07/17	6.000%	$2,700,000	$3,126,055
PNC Funding Corp. Bank Guaranteed
02/08/15	3.625%	660,000	685,159
Rabobank
11/09/22	3.950%	1,000,000	959,465
Regions Bank Subordinated Notes
05/15/18	7.500%	780,000	917,370
Royal Bank of Scotland Group PLC Subordinated Notes
12/15/22	6.125%	1,010,000	1,017,494
Royal Bank of Scotland PLC (The) Bank Guaranteed
03/16/16	4.375%	1,800,000	1,921,734
Standard Chartered PLC Subordinated Notes (a)
01/26/24	5.200%	1,000,000	1,004,720
SunTrust Banks, Inc. Senior Unsecured
04/15/16	3.600%	300,000	316,719
Toronto-Dominion Bank (The)
Senior Unsecured
07/14/16	2.500%	1,000,000	1,039,237
10/19/16	2.375%	1,800,000	1,861,733
U.S. Bancorp
02/01/16	3.442%	1,190,000	1,243,663
Senior Unsecured
03/15/22	3.000%	960,000	936,323
Subordinated Notes
07/15/22	2.950%	630,000	592,683
UBS AG Senior Unsecured
12/20/17	5.875%	2,406,000	2,777,770
Wachovia Bank NA
Subordinated Notes
03/15/16	5.600%	800,000	883,626
02/01/37	5.850%	1,400,000	1,562,284
Wells Fargo & Co.
Senior Unsecured
05/08/17	2.100%	3,460,000	3,532,463
12/11/17	5.625%	560,000	643,360
04/01/21	4.600%	1,350,000	1,465,942
Wells Fargo & Co. (b)
Senior Unsecured
06/15/16	3.676%	1,430,000	1,524,044
Total			184,762,556

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Brokerage —%
Jefferies Group LLC Senior Unsecured
04/13/18	5.125%	$1,300,000	$1,395,215
Building Materials 0.1%
Mohawk Industries, Inc. Senior Unsecured
02/01/23	3.850%	1,000,000	951,817
Owens Corning
12/15/22	4.200%	1,000,000	975,543
Total			1,927,360
Chemicals 0.4%
Ashland, Inc.
08/15/22	4.750%	1,000,000	937,500
Dow Chemical Co. (The)
Senior Unsecured
02/15/16	2.500%	1,150,000	1,187,124
11/15/20	4.250%	1,350,000	1,410,029
Eastman Chemical Co.
Senior Unsecured
06/01/17	2.400%	1,790,000	1,815,792
08/15/22	3.600%	2,000,000	1,945,480
Ecolab, Inc.
Senior Unsecured
12/08/16	3.000%	1,120,000	1,174,690
12/08/21	4.350%	2,290,000	2,412,788
LYB International Finance BV
07/15/23	4.000%	550,000	545,261
LyondellBasell Industries NV Senior Unsecured
04/15/19	5.000%	2,350,000	2,586,753
Total			14,015,417
Construction Machinery 0.1%
Caterpillar Financial Services Corp. Senior Unsecured
06/01/22	2.850%	2,000,000	1,911,164
United Rentals North America, Inc. Secured
07/15/18	5.750%	1,540,000	1,617,000
Total			3,528,164
Consumer Products 0.1%
Procter & Gamble Co. (The) Senior Unsecured
08/15/16	1.450%	2,000,000	2,032,546
Diversified Manufacturing 0.4%
General Electric Co.
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Diversified Manufacturing (continued)
12/06/17	5.250%	$2,300,000	$2,617,747
10/09/22	2.700%	2,240,000	2,112,884
10/09/42	4.125%	1,000,000	918,040
United Technologies Corp.
Senior Unsecured
02/01/19	6.125%	1,250,000	1,491,204
06/01/22	3.100%	1,000,000	983,735
04/15/40	5.700%	1,420,000	1,621,795
06/01/42	4.500%	1,670,000	1,622,240
Total			11,367,645
Electric 1.1%
AES Corp. (The) Senior Unsecured
10/15/17	8.000%	124,000	142,600
CMS Energy Corp. Senior Unsecured
06/15/19	8.750%	2,300,000	2,958,553
CenterPoint Energy Houston Electric LLC
08/01/42	3.550%	760,000	636,241
Consolidated Edison Co. of New York, Inc. Senior Unsecured
03/01/43	3.950%	1,010,000	896,978
Constellation Energy Group, Inc.
12/01/20	5.150%	1,400,000	1,515,878
Consumers Energy Co.
1st Mortgage
05/15/22	2.850%	490,000	476,903
08/15/23	3.375%	700,000	698,680
DPL, Inc. Senior Unsecured
10/15/16	6.500%	1,000,000	1,060,000
Dominion Resources, Inc.
Senior Unsecured
06/15/18	6.400%	1,880,000	2,227,007
09/15/22	2.750%	1,240,000	1,158,389
08/01/41	4.900%	1,770,000	1,750,548
Duke Energy Carolinas LLC
11/15/18	7.000%	540,000	664,483
Duke Energy Corp.
Senior Unsecured
09/15/14	3.950%	3,000,000	3,094,647
09/15/21	3.550%	1,990,000	1,994,462
Duke Energy Florida, Inc.
11/15/42	3.850%	1,240,000	1,078,656
1st Mortgage
09/15/37	6.350%	1,000,000	1,218,884
Edison International Senior Unsecured
09/15/17	3.750%	1,200,000	1,270,475
Exelon Generation Co. LLC
Senior Unsecured
10/01/19	5.200%	1,370,000	1,500,412
10/01/20	4.000%	700,000	700,115

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
06/15/42	5.600%	$760,000	$726,350
FirstEnergy Corp. Senior Unsecured
03/15/23	4.250%	1,010,000	923,673
Georgia Power Co. Senior Unsecured
03/15/42	4.300%	700,000	630,744
Ipalco Enterprises, Inc. Senior Secured
05/01/18	5.000%	510,000	529,125
Niagara Mohawk Power Corp. Senior Unsecured (a)
08/15/19	4.881%	700,000	782,718
Northern States Power Co. 1st Mortgage
08/15/42	3.400%	760,000	625,405
PacifiCorp 1st Mortgage
01/15/39	6.000%	1,000,000	1,187,411
Pacific Gas & Electric Co.
Senior Unsecured
03/01/37	5.800%	910,000	987,023
04/15/42	4.450%	530,000	480,568
Progress Energy, Inc. Senior Unsecured
04/01/22	3.150%	900,000	860,568
Public Service Co. of Colorado 1st Mortgage
08/15/41	4.750%	480,000	490,999
San Diego Gas & Electric Co. 1st Mortgage
08/15/21	3.000%	2,050,000	2,054,639
Southern Power Co. Senior Unsecured
09/15/41	5.150%	500,000	493,282
Xcel Energy, Inc. Senior Unsecured
09/15/41	4.800%	820,000	804,885
Total			36,621,301
Entertainment 0.4%
Time Warner, Inc.
07/15/15	3.150%	1,530,000	1,593,037
03/15/20	4.875%	2,000,000	2,175,908
05/01/32	7.700%	1,500,000	1,888,672
10/15/41	5.375%	1,000,000	997,546
Viacom, Inc.
Senior Unsecured
09/15/14	4.375%	1,560,000	1,610,333
03/01/21	4.500%	1,330,000	1,386,352
06/15/22	3.125%	1,020,000	950,130

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Entertainment (continued)
Walt Disney Co. (The) Senior Unsecured
12/01/22	2.350%	$1,500,000	$1,377,188
Total			11,979,166
Environmental 0.2%
Republic Services, Inc.
06/01/22	3.550%	1,200,000	1,170,437
Waste Management, Inc.
09/01/16	2.600%	2,580,000	2,666,213
06/30/20	4.750%	2,000,000	2,170,484
Total			6,007,134
Food and Beverage 0.9%
Anheuser-Busch InBev Worldwide, Inc.
11/15/14	5.375%	400,000	421,617
01/15/19	7.750%	3,900,000	4,907,343
01/15/20	5.375%	1,900,000	2,183,881
07/15/22	2.500%	3,240,000	2,997,376
Coca-Cola Co. (The) Senior Unsecured
09/01/16	1.800%	1,970,000	2,025,197
Dr. Pepper Snapple Group, Inc.
01/15/16	2.900%	800,000	830,094
Kellogg Co. Senior Unsecured
05/30/16	4.450%	1,000,000	1,089,061
Kraft Foods Group, Inc.
Senior Unsecured
08/23/18	6.125%	844,000	992,464
06/04/42	5.000%	1,260,000	1,248,175
Mondelez International, Inc.
Senior Unsecured
02/10/20	5.375%	897,000	1,012,866
02/09/40	6.500%	1,500,000	1,765,156
PepsiCo, Inc. Senior Unsecured
08/25/21	3.000%	1,680,000	1,655,855
Pernod Ricard SA Senior Unsecured (a)
01/15/17	2.950%	1,850,000	1,919,329
SABMiller Holdings, Inc. (a)
01/15/17	2.450%	3,300,000	3,390,443
01/15/22	3.750%	1,480,000	1,491,784
Tyson Foods, Inc.
04/01/16	6.600%	1,250,000	1,401,455
06/15/22	4.500%	1,030,000	1,069,059
Total			30,401,155
Gas Distributors 0.1%
Sempra Energy
Senior Unsecured
06/01/16	6.500%	1,205,000	1,368,555
02/15/19	9.800%	1,000,000	1,338,242

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Distributors (continued)
10/01/22	2.875%	$800,000	$743,068
Total			3,449,865
Gas Pipelines 1.3%
El Paso LLC Senior Secured
06/01/18	7.250%	2,200,000	2,467,239
El Paso Pipeline Partners Operating Co. LLC
04/01/20	6.500%	1,870,000	2,150,365
Enbridge Energy Partners LP Senior Unsecured
03/15/20	5.200%	1,620,000	1,749,854
Energy Transfer Partners LP
Senior Unsecured
10/01/20	4.150%	2,140,000	2,199,310
02/01/22	5.200%	753,000	791,626
02/01/23	3.600%	1,270,000	1,182,987
02/01/42	6.500%	900,000	950,090
Enterprise Products Operating LLC
06/01/15	3.700%	1,000,000	1,045,636
09/01/20	5.200%	2,550,000	2,837,614
03/15/44	4.850%	1,000,000	932,057
Enterprise Products Operating LLC (b)
01/15/68	7.034%	1,880,000	2,091,500
Kinder Morgan Energy Partners LP
Senior Unsecured
02/15/20	6.850%	1,735,000	2,054,570
09/15/20	5.300%	900,000	988,259
09/01/22	3.950%	2,870,000	2,821,804
09/01/39	6.500%	1,650,000	1,791,623
Magellan Midstream Partners LP Senior Unsecured
07/15/19	6.550%	1,480,000	1,766,562
MarkWest Energy Partners LP/Finance Corp.
07/15/23	4.500%	1,530,000	1,442,025
NiSource Finance Corp.
12/01/21	4.450%	849,000	876,592
02/15/43	5.250%	610,000	586,153
Plains All American Pipeline LP/Finance Corp.
Senior Unsecured
09/15/15	3.950%	880,000	931,506
06/01/22	3.650%	2,330,000	2,301,404
Sunoco Logistics Partners Operations LP
01/15/23	3.450%	2,165,000	2,014,671
TransCanada PipeLines Ltd Senior Unsecured
08/01/22	2.500%	1,800,000	1,655,572
Williams Companies, Inc. (The) Senior Unsecured
01/15/23	3.700%	1,250,000	1,128,921
Williams Partners LP
Senior Unsecured
02/15/15	3.800%	250,000	259,495

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines (continued)
11/15/20	4.125%	$1,920,000	$1,943,309
Total			40,960,744
Health Care 0.4%
Baxter International, Inc. Senior Unsecured
06/15/23	3.200%	800,000	780,554
Express Scripts Holding Co.
02/15/17	2.650%	3,320,000	3,422,787
06/15/19	7.250%	2,303,000	2,820,089
HCA, Inc. Senior Secured
02/15/20	7.875%	2,370,000	2,555,156
Medtronic, Inc. Senior Unsecured
04/01/23	2.750%	1,300,000	1,221,085
Thermo Fisher Scientific, Inc. Senior Unsecured
08/15/21	3.600%	1,740,000	1,712,141
Universal Health Services, Inc. Senior Secured
06/30/16	7.125%	1,860,000	2,076,225
Total			14,588,037
Healthcare Insurance 0.2%
Aetna, Inc. Senior Unsecured
11/15/22	2.750%	1,400,000	1,291,965
UnitedHealth Group, Inc.
Senior Unsecured
03/15/23	2.875%	1,310,000	1,232,742
03/15/43	4.250%	1,290,000	1,174,576
WellPoint, Inc.
Senior Unsecured
05/15/22	3.125%	1,600,000	1,519,277
01/15/23	3.300%	500,000	471,305
Total			5,689,865
Home Construction 0.1%
D.R. Horton, Inc.
02/15/18	3.625%	1,770,000	1,743,450
08/15/23	5.750%	1,100,000	1,108,250
Lennar Corp.
12/15/17	4.750%	1,060,000	1,089,150
Toll Brothers Finance Corp.
11/01/19	6.750%	675,000	745,875
Total			4,686,725
Independent Energy 0.7%
Anadarko Petroleum Corp.
Senior Unsecured
09/15/16	5.950%	2,170,000	2,436,650
09/15/36	6.450%	640,000	734,996

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Apache Corp.
Senior Unsecured
01/15/23	2.625%	$1,800,000	$1,649,452
04/15/43	4.750%	700,000	662,607
ConocoPhillips Holding Co. Senior Unsecured
04/15/29	6.950%	1,080,000	1,363,379
ConocoPhillips
02/01/19	5.750%	2,000,000	2,332,088
Denbury Resources, Inc.
07/15/23	4.625%	1,300,000	1,189,500
Devon Energy Corp.
Senior Unsecured
05/15/17	1.875%	700,000	701,558
07/15/41	5.600%	1,360,000	1,390,251
EOG Resources, Inc.
Senior Unsecured
06/01/19	5.625%	750,000	873,856
02/01/21	4.100%	1,270,000	1,344,326
Hess Corp. Senior Unsecured
01/15/40	6.000%	510,000	547,258
Newfield Exploration Co. Senior Subordinated Notes
02/01/20	6.875%	1,400,000	1,470,000
Noble Energy, Inc. Senior Unsecured
12/15/21	4.150%	2,140,000	2,227,898
Pioneer Natural Resources Co. Senior Unsecured
07/15/22	3.950%	1,990,000	1,998,973
Talisman Energy, Inc. Senior Unsecured
06/01/19	7.750%	1,900,000	2,303,742
Total			23,226,534
Integrated Energy 0.4%
BP Capital Markets PLC
03/11/16	3.200%	1,230,000	1,291,260
05/05/17	1.846%	900,000	907,700
10/01/20	4.500%	1,000,000	1,080,422
05/10/23	2.750%	1,000,000	913,335
Chevron Corp. Senior Unsecured
06/24/20	2.427%	760,000	751,252
Petro-Canada Senior Unsecured
05/15/38	6.800%	1,180,000	1,403,075
Shell International Finance BV
09/22/15	3.250%	1,225,000	1,288,841
08/21/22	2.375%	1,440,000	1,324,774
08/21/42	3.625%	1,650,000	1,441,526
08/12/43	4.550%	1,670,000	1,645,244

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Integrated Energy (continued)
Total Capital Canada Ltd.
07/15/23	2.750%	$1,050,000	$984,603
Total			13,032,032
Life Insurance 0.9%
American International Group, Inc.
Senior Unsecured
01/16/18	5.850%	3,090,000	3,513,568
12/15/20	6.400%	3,790,000	4,466,185
06/01/22	4.875%	2,420,000	2,596,082
Hartford Financial Services Group, Inc.
Senior Unsecured
10/15/16	5.500%	990,000	1,096,297
04/15/22	5.125%	600,000	656,681
10/15/36	5.950%	550,000	614,364
ING US, Inc.
07/15/22	5.500%	1,510,000	1,625,574
ING US, Inc. (a)
Senior Unsecured
07/15/43	5.700%	1,000,000	992,569
Lincoln National Corp. Senior Unsecured
02/15/20	6.250%	2,040,000	2,373,109
MetLife, Inc.
Senior Unsecured
06/01/16	6.750%	1,750,000	2,005,388
12/15/17	1.756%	1,040,000	1,032,314
08/13/42	4.125%	1,020,000	896,815
Metropolitan Life Global Funding I Secured (a)
01/10/23	3.000%	1,300,000	1,225,453
Principal Financial Group, Inc.
09/15/22	3.300%	750,000	728,579
Prudential Financial, Inc.
Senior Unsecured
06/15/19	7.375%	1,460,000	1,807,858
06/21/20	5.375%	1,270,000	1,432,649
12/14/36	5.700%	510,000	548,984
05/12/41	5.625%	730,000	779,409
Total			28,391,878
Lodging 0.1%
Host Hotels & Resorts LP
Senior Unsecured
10/01/21	6.000%	660,000	720,242
10/15/23	3.750%	1,130,000	1,045,980
Royal Caribbean Cruises Ltd. Senior Unsecured
11/15/22	5.250%	1,820,000	1,765,400
Wyndham Worldwide Corp. Senior Unsecured
03/01/17	2.950%	1,150,000	1,180,153
Total			4,711,775

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Cable 0.6%
Comcast Corp.
03/15/16	5.900%	$2,400,000	$2,682,422
11/15/35	6.500%	178,000	213,691
05/15/38	6.400%	1,300,000	1,530,690
DIRECTV Holdings LLC/Financing Co., Inc.
10/01/14	4.750%	1,500,000	1,558,958
03/01/21	5.000%	2,600,000	2,661,755
DISH DBS Corp.
10/01/13	7.000%	650,000	650,083
02/01/16	7.125%	2,510,000	2,757,863
07/15/17	4.625%	1,090,000	1,114,525
Time Warner Cable, Inc.
07/01/18	6.750%	3,270,000	3,651,910
09/15/42	4.500%	910,000	665,357
Virgin Media Secured Finance PLC Senior Secured
01/15/18	6.500%	2,240,000	2,332,400
Total			19,819,654
Media Non-Cable 0.5%
CBS Corp.
03/01/22	3.375%	1,220,000	1,165,354
07/01/42	4.850%	700,000	625,181
Discovery Communications LLC
08/15/19	5.625%	1,350,000	1,540,092
04/01/23	3.250%	330,000	310,426
IAC/InterActiveCorp
12/15/22	4.750%	630,000	583,538
Lamar Media Corp.
04/01/14	9.750%	1,500,000	1,560,000
NBCUniversal Media LLC
04/30/20	5.150%	4,020,000	4,558,535
04/01/21	4.375%	2,080,000	2,239,234
01/15/23	2.875%	1,510,000	1,436,019
News America, Inc.
09/15/22	3.000%	1,300,000	1,218,194
08/15/39	6.900%	1,590,000	1,848,297
Omnicom Group, Inc.
05/01/22	3.625%	480,000	460,373
Total			17,545,243
Metals 0.5%
AngloGold Ashanti Holdings PLC
04/15/20	5.375%	720,000	643,201
ArcelorMittal Senior Unsecured
08/05/20	5.750%	1,345,000	1,378,625
Barrick North America Finance LLC
05/30/21	4.400%	1,450,000	1,347,252
Freeport-McMoRan Copper & Gold, Inc. Senior Unsecured (a)
03/15/23	3.875%	590,000	543,953
Newmont Mining Corp.
03/15/22	3.500%	1,200,000	1,049,347

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals (continued)
10/01/39	6.250%	$1,060,000	$980,627
Peabody Energy Corp.
11/01/16	7.375%	630,000	704,025
Southern Copper Corp. Senior Unsecured
11/08/42	5.250%	650,000	524,217
Teck Resources Ltd.
01/15/17	3.150%	1,000,000	1,025,765
Vale Overseas Ltd.
09/15/19	5.625%	3,240,000	3,518,112
09/15/20	4.625%	1,650,000	1,671,273
Xstrata Finance Canada Ltd. (a)
11/15/21	4.950%	1,270,000	1,270,164
Total			14,656,561
Non-Captive Consumer 0.1%
SLM Corp.
Senior Notes
01/25/16	6.250%	610,000	649,650
Senior Unsecured
10/01/13	5.000%	1,750,000	1,750,143
Total			2,399,793
Non-Captive Diversified 0.7%
General Electric Capital Corp.
Senior Unsecured
11/09/15	2.250%	2,000,000	2,053,306
01/08/16	5.000%	2,000,000	2,173,246
04/27/17	2.300%	620,000	636,080
09/15/17	5.625%	2,565,000	2,922,751
08/07/19	6.000%	8,100,000	9,426,626
10/17/21	4.650%	2,690,000	2,866,795
Subordinated Notes
02/11/21	5.300%	1,310,000	1,424,727
Total			21,503,531
Oil Field Services 0.3%
Ensco PLC
Senior Unsecured
03/15/16	3.250%	1,630,000	1,701,412
03/15/21	4.700%	2,560,000	2,717,230
FMC Technologies, Inc. Senior Unsecured
10/01/17	2.000%	600,000	593,402
Transocean, Inc.
12/15/16	5.050%	560,000	613,697
10/15/17	2.500%	2,030,000	2,035,449
11/15/20	6.500%	900,000	1,004,621
12/15/21	6.375%	530,000	589,131
Weatherford International Ltd.
03/01/19	9.625%	1,110,000	1,397,496
Total			10,652,438

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Other Industry 0.1%
Catholic Health Initiatives
Secured
11/01/17	1.600%	$495,000	$485,346
11/01/22	2.950%	1,310,000	1,209,222
Johns Hopkins University Senior Unsecured
07/01/53	4.083%	500,000	450,639
NYU Hospitals Center Secured
07/01/42	4.428%	1,000,000	824,551
Total			2,969,758
Packaging 0.1%
Ball Corp.
09/15/20	6.750%	1,760,000	1,903,000
11/15/23	4.000%	820,000	735,950
Total			2,638,950
Paper 0.2%
Domtar Corp.
04/01/22	4.400%	1,430,000	1,380,103
Georgia-Pacific LLC (a)
11/01/20	5.400%	3,000,000	3,357,075
International Paper Co. Senior Unsecured
11/15/41	6.000%	1,470,000	1,571,063
Total			6,308,241
Pharmaceuticals 0.9%
AbbVie, Inc. Senior Unsecured
11/06/17	1.750%	3,000,000	2,975,370
Actavis PLC
Senior Unsecured
08/15/14	5.000%	2,432,000	2,515,405
10/01/17	1.875%	1,198,000	1,190,472
10/01/42	4.625%	850,000	754,947
Amgen, Inc.
Senior Unsecured
05/15/17	2.125%	1,640,000	1,664,357
06/01/17	5.850%	950,000	1,083,904
06/15/21	4.100%	1,390,000	1,436,223
05/15/43	5.375%	1,520,000	1,513,890
Bristol-Myers Squibb Co. Senior Unsecured
08/01/42	3.250%	1,000,000	800,306
Celgene Corp. Senior Unsecured
08/15/22	3.250%	1,250,000	1,185,290
Gilead Sciences, Inc. Senior Unsecured
12/01/21	4.400%	2,220,000	2,378,064

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals (continued)
GlaxoSmithKline Capital PLC
05/08/22	2.850%	$1,240,000	$1,189,753
Merck & Co, Inc. Senior Unsecured
05/18/23	2.800%	1,670,000	1,579,434
Merck & Co., Inc.
Senior Unsecured
09/15/22	2.400%	2,020,000	1,877,519
09/15/42	3.600%	300,000	253,450
Mylan, Inc. (a)
01/15/23	3.125%	1,000,000	909,561
Roche Holdings, Inc. (a)
03/01/19	6.000%	3,622,000	4,304,247
03/01/39	7.000%	850,000	1,122,524
Sanofi Senior Unsecured
03/29/21	4.000%	1,100,000	1,166,673
Total			29,901,389
Property & Casualty 0.4%
Allstate Corp. (The) Senior Unsecured
06/15/43	4.500%	500,000	484,670
Berkshire Hathaway Finance Corp.
01/15/21	4.250%	1,195,000	1,279,328
05/15/22	3.000%	1,000,000	971,248
Berkshire Hathaway, Inc.
Senior Unsecured
08/15/21	3.750%	540,000	561,364
02/11/43	4.500%	1,740,000	1,621,426
Liberty Mutual Group, Inc. (a)
05/01/22	4.950%	1,430,000	1,478,696
05/01/42	6.500%	740,000	798,562
Markel Corp.
Senior Unsecured
07/01/22	4.900%	2,110,000	2,214,316
03/30/23	3.625%	350,000	332,605
Travelers Companies, Inc. (The) Senior Unsecured
08/01/43	4.600%	1,000,000	988,429
WR Berkley Corp. Senior Unsecured
03/15/22	4.625%	1,290,000	1,333,530
Total			12,064,174
Railroads 0.3%
Burlington Northern Santa Fe LLC
Senior Unsecured
09/01/20	3.600%	1,881,000	1,950,093
03/01/41	5.050%	700,000	696,682
09/15/41	4.950%	1,650,000	1,608,044
03/15/43	4.450%	1,180,000	1,073,405

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Railroads (continued)
CSX Corp. Senior Unsecured
06/01/21	4.250%	$1,110,000	$1,175,642
Norfolk Southern Corp.
Senior Unsecured
04/01/18	5.750%	1,280,000	1,477,616
12/01/21	3.250%	1,200,000	1,190,845
Union Pacific Corp.
Senior Unsecured
02/01/21	4.000%	1,040,000	1,102,495
09/15/41	4.750%	1,000,000	996,611
Total			11,271,433
Refining 0.1%
Marathon Petroleum Corp. Senior Unsecured
03/01/16	3.500%	1,500,000	1,575,369
Phillips 66
04/01/22	4.300%	2,580,000	2,630,199
Tesoro Corp.
10/01/22	5.375%	500,000	477,500
Total			4,683,068
REITs 0.8%
BRE Properties, Inc. Senior Unsecured
01/15/23	3.375%	1,237,000	1,148,572
Boston Properties LP Senior Unsecured
06/01/15	5.000%	755,000	805,206
DDR Corp. Senior Unsecured
04/15/18	4.750%	2,860,000	3,087,055
Digital Realty Trust LP
07/15/15	4.500%	1,000,000	1,047,885
Essex Portfolio LP
08/15/22	3.625%	1,590,000	1,516,343
05/01/23	3.250%	510,000	467,657
HCP, Inc. Senior Unsecured
02/01/16	3.750%	2,150,000	2,263,572
Health Care REIT, Inc.
Senior Unsecured
03/15/18	2.250%	730,000	722,366
03/15/23	3.750%	1,440,000	1,362,128
Kilroy Realty LP
01/15/23	3.800%	2,510,000	2,356,411
ProLogis LP
08/15/23	4.250%	1,500,000	1,491,900
Reckson Operating Partnership LP Senior Unsecured
03/31/16	6.000%	1,020,000	1,107,777

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
REITs (continued)
SL Green Realty Corp./Operating Partnership/Reckson Senior Unsecured
03/15/20	7.750%	$1,615,000	$1,908,223
Simon Property Group LP Senior Unsecured
12/01/15	5.750%	750,000	820,605
Ventas Realty LP/Capital Corp.
11/30/15	3.125%	1,995,000	2,083,768
04/30/19	4.000%	1,000,000	1,048,909
06/01/21	4.750%	700,000	737,178
WEA Finance LLC (a)
05/10/21	4.625%	1,040,000	1,097,056
Total			25,072,611
Restaurants —%
Yum! Brands, Inc. Senior Unsecured
11/01/21	3.750%	430,000	426,521

Retailers 0.6%
CVS Caremark Corp. Senior Unsecured
12/01/22	2.750%	1,730,000	1,598,487
Gap, Inc. (The) Senior Unsecured
04/12/21	5.950%	780,000	864,244
Home Depot, Inc. (The) Senior Unsecured
04/01/41	5.950%	2,590,000	3,032,429
L Brands, Inc. Senior Unsecured
07/15/17	6.900%	920,000	1,039,600
Macy’s Retail Holdings, Inc.
12/01/16	5.900%	438,000	494,461
01/15/22	3.875%	1,800,000	1,784,531
09/01/23	4.375%	1,000,000	1,008,475
Staples, Inc. Senior Unsecured
01/12/23	4.375%	1,400,000	1,348,961
Target Corp. Senior Unsecured
07/01/42	4.000%	1,290,000	1,146,121
Wal-Mart Stores, Inc.
Senior Unsecured
04/01/40	5.625%	3,500,000	3,934,938
07/08/40	4.875%	600,000	608,339
04/15/41	5.625%	990,000	1,115,365
Walgreen Co. Senior Unsecured
09/15/22	3.100%	2,300,000	2,164,203
Total			20,140,154

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Supermarkets 0.1%
Kroger Co. (The)
08/15/17	6.400%	$1,600,000	$1,843,909
Senior Unsecured
08/01/43	5.150%	600,000	587,243
Safeway, Inc. Senior Unsecured
12/01/21	4.750%	1,060,000	1,064,405
Total			3,495,557
Technology 1.0%
Apple, Inc. Senior Unsecured
05/03/23	2.400%	1,900,000	1,719,844
Cisco Systems, Inc. Senior Unsecured
02/15/39	5.900%	830,000	962,788
Dell, Inc.
Senior Unsecured
09/10/15	2.300%	940,000	940,088
04/01/16	3.100%	390,000	390,076
Equifax, Inc. Senior Unsecured
12/15/22	3.300%	1,600,000	1,500,637
Fidelity National Information Services, Inc.
03/15/22	5.000%	1,160,000	1,176,820
04/15/23	3.500%	1,000,000	899,527
Hewlett-Packard Co.
Senior Unsecured
06/01/21	4.300%	2,650,000	2,574,475
12/09/21	4.650%	1,260,000	1,237,456
Intel Corp. Senior Unsecured
12/15/17	1.350%	2,000,000	1,974,162
International Business Machines Corp.
Senior Unsecured
07/22/16	1.950%	4,350,000	4,479,313
08/01/23	3.375%	1,700,000	1,677,217
Intuit, Inc. Senior Unsecured
03/15/17	5.750%	2,170,000	2,417,703
Jabil Circuit, Inc.
Senior Unsecured
07/15/16	7.750%	1,910,000	2,163,075
12/15/20	5.625%	440,000	453,200
Oracle Corp.
Senior Unsecured
10/15/22	2.500%	2,630,000	2,424,473
07/15/23	3.625%	1,700,000	1,695,461
Seagate Technology HDD Holdings (a)
06/01/23	4.750%	2,570,000	2,473,625
Xerox Corp. Senior Unsecured
03/15/17	2.950%	840,000	861,412
Total			32,021,352

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Textile 0.1%
Hanesbrands, Inc.
12/15/20	6.375%	$590,000	$635,725
PVH Corp. Senior Unsecured
12/15/22	4.500%	1,350,000	1,275,750
Total			1,911,475
Tobacco 0.2%
Altria Group, Inc.
08/06/19	9.250%	1,058,000	1,397,198
08/09/22	2.850%	3,230,000	2,958,237
Philip Morris International, Inc. Senior Unsecured
05/17/21	4.125%	1,870,000	1,968,364
Total			6,323,799
Transportation Services 0.1%
Penske Truck Leasing Co. LP/Finance Corp. Senior Unsecured (a)
07/17/18	2.875%	1,830,000	1,828,767

Wireless 0.5%
America Movil SAB de CV
03/30/20	5.000%	1,030,000	1,107,428
Senior Unsecured
07/16/22	3.125%	2,420,000	2,227,508
American Tower Corp.
Senior Unsecured
09/01/20	5.050%	1,350,000	1,400,348
03/15/22	4.700%	1,500,000	1,457,459
CC Holdings GS V LLC /Crown Castle GS III Corp.
Senior Secured
12/15/17	2.381%	1,810,000	1,784,378
04/15/23	3.849%	1,100,000	991,904
Cellco Partnership/Verizon Wireless Capital LLC
Senior Unsecured
02/01/14	5.550%	2,400,000	2,437,435
11/15/18	8.500%	1,235,000	1,582,635
Crown Castle International Corp. Senior Unsecured
01/15/23	5.250%	810,000	745,200
SBA Telecommunications, Inc.
08/15/19	8.250%	1,298,000	1,401,840
Vodafone Group PLC Senior Unsecured
02/27/17	5.625%	2,170,000	2,435,671
Total			17,571,806
Wirelines 1.3%
AT&T, Inc.
Senior Unsecured
08/15/21	3.875%	3,080,000	3,119,076
12/01/22	2.625%	1,500,000	1,344,425

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
02/15/39	6.550%	$3,500,000	$3,890,159
12/15/42	4.300%	2,020,000	1,681,795
British Telecommunications PLC Senior Unsecured
01/15/18	5.950%	3,115,000	3,570,101
CenturyLink, Inc. Senior Unsecured
09/15/19	6.150%	1,505,000	1,561,438
Deutsche Telekom International Finance BV
08/20/18	6.750%	2,370,000	2,840,898
Deutsche Telekom International Finance BV (a)
03/06/17	2.250%	940,000	953,682
Orange SA Senior Unsecured
07/08/14	4.375%	1,300,000	1,334,697
Telecom Italia Capital SA
06/04/18	6.999%	1,120,000	1,229,703
Telefonica Emisiones SAU
07/15/19	5.877%	1,200,000	1,299,755
02/16/21	5.462%	1,390,000	1,428,468
Verizon Communications, Inc.
Senior Unsecured
09/14/18	3.650%	4,860,000	5,120,948
09/15/20	4.500%	1,430,000	1,520,756
09/15/23	5.150%	2,840,000	3,043,872
09/15/33	6.400%	2,850,000	3,164,962
04/01/39	7.350%	1,270,000	1,551,492
11/01/41	4.750%	420,000	375,087
09/15/43	6.550%	1,500,000	1,693,405
Windstream Corp.
11/01/17	7.875%	490,000	546,350
Total			41,271,069
Total Corporate Bonds & Notes (Cost: $769,166,571)			$774,670,318

Residential Mortgage-Backed Securities - Agency 27.4%
Federal Home Loan Mortgage Corp. (b)(c)
06/01/43	1.750%	2,969,008	2,979,859
05/01/43	1.846%	5,366,824	5,415,046
02/01/43	1.974%	3,437,131	3,488,060
12/01/42	2.072%	8,401,259	8,415,569
02/01/43	2.359%	7,018,480	6,877,551
03/01/43	2.366%	8,775,311	8,585,407
12/01/35	2.428%	5,556,606	5,884,373
05/01/41	2.582%	1,244,079	1,291,639
04/01/42	2.890%	877,157	885,861
07/01/40	3.234%	1,590,729	1,674,991
07/01/41	3.282%	5,228,522	5,410,927
07/01/40	3.561%	1,628,973	1,722,391
02/01/41	3.759%	1,727,057	1,808,655
07/01/41	3.800%	3,150,738	3,300,949
09/01/40	4.050%	2,094,427	2,207,560
07/01/41	4.362%	4,104,679	4,257,289

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
07/01/38	5.177%	$1,980,311	$2,066,122
05/01/35	5.202%	793,475	839,216
04/01/38	5.403%	2,877,430	3,023,627
02/01/38	5.788%	5,582,849	5,812,636
06/01/38	5.950%	6,463,473	6,859,837
08/01/36	6.134%	2,048,430	2,172,674
CMO Series 2684 Class FP
01/15/33	0.682%	3,243,471	3,245,446
Federal Home Loan Mortgage Corp. (c)
01/13/22	2.375%	13,400,000	13,042,166
04/01/41	4.000%	17,687,525	18,582,909
11/01/22- 06/01/33	5.000%	3,865,461	4,170,971
03/01/34- 08/01/38	5.500%	8,557,267	9,298,643
02/01/38	6.000%	3,303,406	3,597,404
Federal National Mortgage Association (b)(c)
04/01/42	2.708%	4,980,597	4,994,564
08/01/41	3.085%	3,403,272	3,528,210
09/01/41	3.309%	1,579,092	1,624,409
08/01/40	3.810%	1,892,707	1,986,882
10/01/40	3.927%	3,283,263	3,453,831
03/01/40	3.959%	2,088,183	2,213,575
06/01/38	5.396%	3,001,202	3,233,163
11/01/37	5.984%	564,179	614,899
CMO Series 2005-106 Class UF
11/25/35	0.479%	4,077,876	4,079,671
CMO Series 2006-43 Class FM
06/25/36	0.479%	1,540,474	1,536,853
CMO Series 2007-36 Class FB
04/25/37	0.579%	5,871,997	5,894,064
Federal National Mortgage Association (c)
10/01/41-05/01/42	3.500%	14,716,840	14,993,274
10/01/40-01/01/42	4.000%	35,343,422	37,100,659
07/01/33-07/01/41	4.500%	52,873,314	56,931,695
07/01/31-08/01/39	5.000%	49,471,717	54,134,680
04/01/33-01/01/39	5.500%	34,979,134	38,179,316
12/01/33-09/01/37	6.000%	17,697,953	19,509,508
08/01/18-05/01/39	6.500%	3,100,978	3,430,892
Federal National Mortgage Association (c)(d)
11/01/42	3.000%	17,000,000	16,559,054
11/01/43	3.500%	87,500,000	88,785,161
11/01/42	4.000%	43,750,000	45,739,256
11/01/42	4.500%	64,000,000	68,160,003
11/01/42	5.000%	55,000,000	59,485,937
11/01/42	5.500%	25,000,000	27,210,937
Government National Mortgage Association (c)
06/20/42-07/20/42	3.500%	17,448,648	18,025,483
07/15/40-11/20/40	4.000%	29,529,557	31,336,366

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
02/15/40-06/15/41	4.500%	$51,438,542	$55,924,198
07/20/39-10/20/40	5.000%	28,943,487	31,781,830
Government National Mortgage Association (c)(d)
10/01/43	4.000%	48,000,000	50,625,000
Total Residential Mortgage-Backed Securities - Agency (Cost: $880,333,480)			$887,991,148

Residential Mortgage-Backed Securities - Non-Agency 3.3%
Banc of America Mortgage Securities, Inc. CMO Series 2004-7 Class 7A1 (c)
08/25/19	5.000%	523,263	535,050
Banc of America Mortgage Trust CMO Series 2005-1 Class 1A15 (c)
02/25/35	5.500%	2,973,000	3,042,845
Bear Stearns Adjustable Rate Mortgage Trust CMO Series 2006-1 Class A1 (b)(c)
02/25/36	2.370%	1,664,519	1,608,579
Chase Mortgage Financial Corp. CMO Series 2006-S4 Class A3 (c)
12/25/36	6.000%	834,239	774,260
Citicorp Mortgage Securities, Inc. CMO Series 2007-8 Class 1A3 (c)
09/25/37	6.000%	1,103,568	1,130,054
Citigroup Mortgage Loan Trust, Inc. (b)(c)
CMO Series 2004-UST1 Class A4
08/25/34	2.295%	1,717,982	1,731,111
CMO Series 2005-4 Class A
08/25/35	5.297%	2,670,453	2,666,038
Countrywide Home Loan Mortgage Pass-Through Trust (c)
CMO Series 2003-35 Class 1A3
09/25/18	5.000%	878,511	903,914
CMO Series 2004-4 Class A19
05/25/34	5.250%	1,843,514	1,896,095
CMO Series 2004-5 Class 2A4
05/25/34	5.500%	496,332	513,724
Credit Suisse First Boston Mortgage Securities Corp. CMO Series 2003-AR28 Class 2A1 (b)(c)
12/25/33	2.724%	888,003	885,747
First Horizon Asset Securities, Inc. CMO Series 2005-AR3 Class 4A1 (b)(c)
08/25/35	5.248%	2,305,761	2,248,988
GSR Mortgage Loan Trust CMO Series 2005-AR6 Class 2A1 (b)(c)
09/25/35	2.661%	5,505,796	5,472,937
JP Morgan Mortgage Trust CMO Series 2005-A4 Class 1A1 (b)(c)
07/25/35	5.254%	4,724,047	4,858,546
JPMorgan Mortgage Trust (a)(b)(c)
CMO Series 2013-1 Class 2A2

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
03/25/43	2.500%	$3,487,496	$3,383,760
JPMorgan Mortgage Trust (b)(c)
CMO Series 2005-A4 Class 2A1
07/25/35	2.776%	2,564,787	2,527,649
CMO Series 2005-S2 Class 3A1
02/25/32	6.890%	1,827,923	1,843,721
CMO Series 2006-A3 Class 7A1
04/25/35	2.891%	4,192,212	4,118,219
JPMorgan Mortgage Trust (c)
CMO Series 2004-S2 Class 1A3
11/25/19	4.750%	845,010	851,760
MASTR Adjustable Rate Mortgages Trust CMO Series 2004-13 Class 3A7 (b)(c)
11/21/34	2.623%	1,540,582	1,589,357
PHH Mortgage Capital LLC CMO Series 2007-6 Class A1 (b)(c)
12/18/37	5.648%	1,034,893	1,068,962
Provident Funding Mortgage Loan Trust CMO Series 2005-1 Class 2A1 (b)(c)
05/25/35	2.743%	2,447,337	2,379,928
Sequoia Mortgage Trust CMO Series 2012-1 Class 1A1 (b)(c)
01/25/42	2.865%	1,413,197	1,398,922
WaMu Mortgage Pass-Through Certificates CMO Series 2003-S11 Class 3A5 (c)
11/25/33	5.950%	947,899	998,135
Wells Fargo Mortgage Backed Securities Trust CMO Series 2005-AR16 Class 3A2 (b)(c)
03/25/35	2.675%	7,080,029	7,196,057
Wells Fargo Mortgage-Backed Securities Trust (b)(c)
CMO Series 2004-A Class A1
02/25/34	4.743%	1,042,137	1,050,720
CMO Series 2004-K Class 2A6
07/25/34	4.733%	2,138,113	2,150,012
CMO Series 2004-Z Class 2A2
12/25/34	2.624%	7,719,724	7,794,436
CMO Series 2005-AR14 Class A1
08/25/35	5.331%	1,520,413	1,545,574
CMO Series 2005-AR2 Class 3A1
03/25/35	2.662%	2,716,327	2,631,249
CMO Series 2005-AR8 Class 2A1
06/25/35	2.701%	798,514	810,096
CMO Series 2007-AR10 Class 1A1
01/25/38	6.065%	1,210,320	1,195,204
Wells Fargo Mortgage-Backed Securities Trust (c)
CMO Series 2004-4 Class A9
05/25/34	5.500%	1,979,195	2,059,871
CMO Series 2005-14 Class 2A1
12/25/35	5.500%	1,993,889	2,034,645
CMO Series 2005-17 Class 1A1
01/25/36	5.500%	455,485	458,578
CMO Series 2005-5 Class 1A1
05/25/20	5.000%	318,867	333,147
CMO Series 2005-9 Class 1A11
10/25/35	5.500%	2,469,628	2,528,601

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2005-9 Class 2A9
10/25/35	5.250%	$3,356,730	$3,437,758
CMO Series 2006-10 Class A4
08/25/36	6.000%	2,149,705	2,198,210
CMO Series 2006-13 Class A5
10/25/36	6.000%	5,776,241	5,838,879
CMO Series 2006-3 Class A9
03/25/36	5.500%	254,209	254,123
CMO Series 2007-13 Class A1
09/25/37	2.624%	1,522,919	1,522,802
CMO Series 2007-14 Class 2A2
10/25/22	5.500%	4,082,889	4,235,115
CMO Series 2007-16 Class 1A1
12/28/37	6.000%	2,028,874	2,113,277
CMO Series 2007-3 Class 3A1
04/25/22	5.500%	724,378	746,616
CMO Series 2007-9 Class 1A8
07/25/37	5.500%	1,085,397	1,105,557
CMO Series 2008-1 Class 4A1
02/25/38	5.750%	5,615,222	5,764,840

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $107,320,098)			$107,433,668

Commercial Mortgage-Backed Securities - Non-Agency 4.5%
BAMLL Commercial Mortgage Securities Trust Series 2012-PARK Class A (a)(c)
12/10/30	2.959%	6,000,000	5,699,850
BB-UBS Trust Series 2012-SHOW Class A (a)(c)
11/05/36	3.430%	4,000,000	3,801,406
Banc of America Merrill Lynch Commercial Mortgage, Inc. (b)(c)
Series 2005-5 Class A4
10/10/45	5.115%	5,650,000	6,041,166
Series 2005-5 Class AM
10/10/45	5.176%	2,850,000	3,069,356
Banc of America Merrill Lynch Commercial Mortgage, Inc. (c)
Series 2004-6 Class A3
12/10/42	4.512%	296,097	297,011
Bear Stearns Commercial Mortgage Securities Series 2004-PWR3 Class A4 (c)
02/11/41	4.715%	680,421	683,901
Citigroup/Deutsche Bank Commercial Mortgage Trust (b)(c)
Series 2005-CD1 Class A3
07/15/44	5.393%	1,528,014	1,541,391
Series 2005-CD1 Class AM
07/15/44	5.393%	2,450,000	2,633,853
Commercial Mortgage Pass-Through Certificates Series 2004-LB2A Class A4 (c)
03/10/39	4.715%	3,313,932	3,324,510
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A2 (b)(c)
05/15/36	5.416%	5,400,000	5,425,591

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
GS Mortgage Securities Corp. II (a)(c)
Series 2012-ALOH Class A
04/10/34	3.551%	$5,875,000	$5,817,848
GS Mortgage Securities Corp. II (b)(c)
Series 2004-GG2 Class A6
08/10/38	5.396%	6,551,774	6,701,851
GS Mortgage Securities Corp. II (c)
Series 2005-GG4 Class A4
07/10/39	4.761%	7,600,000	7,945,101
Series 2005-GG4 Class A4A
07/10/39	4.751%	11,000,000	11,485,463
Greenwich Capital Commercial Funding Corp. (b)(c)
Series 2004-GG1 Class A7
06/10/36	5.317%	2,403,660	2,426,473
Series 2005-GG3 Class A4
08/10/42	4.799%	3,500,000	3,618,968
Series 2005-GG3 Class AJ
08/10/42	4.859%	1,900,000	1,977,206
Irvine Core Office Trust Series 2013-IRV Class A2 (a)(b)(c)
05/15/48	3.279%	4,825,000	4,568,156
LB-UBS Commercial Mortgage Trust (b)(c)
Series 2004-C4 Class A4
06/15/29	5.710%	6,100,000	6,197,325
Series 2004-C8 Class AJ
12/15/39	4.858%	1,250,000	1,297,286
Series 2005-C5 Class AM
09/15/40	5.017%	7,000,000	7,469,210
Series 2005-C7 Class AM
11/15/40	5.263%	5,130,000	5,528,386
LB-UBS Commercial Mortgage Trust (c)
Series 2004-C1 Class A4
01/15/31	4.568%	3,062,932	3,132,207
Series 2004-C2 Class A4
03/15/36	4.367%	2,027,535	2,041,170
Series 2004-C7 Class A5
10/15/29	4.628%	428,266	429,565
Series 2005-C2 Class A4
04/15/30	4.998%	1,900,716	1,923,387
Series 2005-C3 Class A5
07/15/30	4.739%	5,250,000	5,473,603
Morgan Stanley Capital I Trust Series 2004-T13 Class A4 (c)
09/13/45	4.660%	1,536,176	1,537,176
Morgan Stanley Capital I, Inc. (c)
Series 2005-T17 Class A5
12/13/41	4.780%	8,611,210	8,894,438
Series 2005-HQ6 Class A2A
08/13/42	4.882%	413,105	413,632
Wachovia Bank Commercial Mortgage Trust (b)(c)
Series 2004-C12 Class A4
07/15/41	5.478%	9,574,816	9,690,461
Wachovia Bank Commercial Mortgage Trust (c)
Series 2004-C15 Class A3
10/15/41	4.502%	292,196	294,430
Series 2004-C15 Class A4

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
10/15/41	4.803%	$13,475,500	$13,889,966

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $148,979,263)			$145,271,343

Asset-Backed Securities — Non-Agency —%
US Airways Pass-Through Trust
Pass-Through Certificates
Series 2013-1 Class A
05/15/27	3.950%	1,690,000	1,563,250

Total Asset-Backed Securities — Non-Agency (Cost: $1,705,802)			$1,563,250

U.S. Treasury Obligations 36.8%
U.S. Treasury
10/15/13	0.500%	39,000,000	39,006,742
12/15/13	0.750%	35,000,000	35,049,219
01/31/14	0.250%	30,000,000	30,021,090
02/15/14	1.250%	40,600,000	40,777,626
03/15/14	1.250%	42,000,000	42,229,688
04/15/14	1.250%	20,000,000	20,125,000
10/15/14	0.500%	34,000,000	34,130,152
01/31/15	2.250%	20,000,000	20,548,440
03/15/15	0.375%	20,000,000	20,047,660
05/31/15	0.250%	60,000,000	59,990,625
06/30/15	1.875%	45,000,000	46,244,520
07/31/15	0.250%	30,400,000	30,376,250
07/31/15	1.750%	25,000,000	25,661,125
06/15/16	0.500%	25,000,000	24,974,853
06/30/16	1.500%	2,000,000	2,051,094
07/31/16	1.500%	33,200,000	34,040,358
11/30/16	0.875%	16,800,000	16,874,810
01/31/17	0.875%	43,100,000	43,204,388
02/28/17	0.875%	38,000,000	38,056,392
06/30/17	0.750%	6,000,000	5,951,718
07/31/17	0.500%	22,000,000	21,585,784
07/31/17	2.375%	14,100,000	14,827,024
10/31/17	0.750%	50,800,000	50,102,491
10/31/17	1.875%	3,500,000	3,609,375
01/31/18	0.875%	61,000,000	60,199,375
05/31/18	1.000%	50,210,000	49,566,710
06/30/18	1.375%	30,840,000	30,919,506
07/31/18	1.375%	82,000,000	82,147,354
09/30/18	1.375%	2,400,000	2,398,313
11/30/18	1.375%	11,800,000	11,763,125
05/15/23	1.750%	50,100,000	46,424,714
08/15/26	6.750%	2,900,000	4,088,095
02/15/31	5.375%	56,950,000	72,629,018
02/15/40	4.625%	800,000	940,875
05/15/41	4.375%	1,200,000	1,356,750
11/15/42	2.750%	42,800,000	35,417,000
02/15/43	3.125%	38,300,000	34,314,425

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)
05/15/43	2.875%	$3,150,000	$2,673,070
U.S. Treasury (e)
11/15/15	0.375%	60,000,000	60,004,680

Total U.S. Treasury Obligations (Cost: $1,208,631,878)			$1,194,329,434

U.S. Government & Agency Obligations 0.4%
Federal National Mortgage Association
11/15/30	6.625%	10,960,000	14,649,739

Total U.S. Government & Agency Obligations (Cost: $15,104,495)			$14,649,739

Foreign Government Obligations(f) 3.6%
BRAZIL 0.4%
Brazilian Government International Bond
Senior Unsecured
01/15/19	5.875%	3,670,000	4,152,605
01/22/21	4.875%	1,870,000	2,003,129
Petrobras International Finance Co.
01/20/20	5.750%	2,140,000	2,223,597
01/27/21	5.375%	3,470,000	3,480,421
Total			11,859,752

CANADA 0.1%
Province of Ontario
Senior Unsecured
04/27/16	5.450%	1,550,000	1,732,125
09/21/16	1.600%	1,700,000	1,730,068
Total			3,462,193

CHILE 0.1%
Chile Government International Bond
Senior Unsecured
09/14/21	3.250%	1,600,000	1,584,000
10/30/42	3.625%	800,000	650,000
Total			2,234,000

COLOMBIA 0.1%
Colombia Government International Bond Senior Unsecured
07/12/21	4.375%	2,450,000	2,529,625

GERMANY 0.2%
KFW
Government Guaranteed
10/15/14	4.125%	2,290,000	2,380,929
06/01/16	2.000%	4,000,000	4,142,000
10/04/22	2.000%	2,000,000	1,860,264
Total			8,383,193

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (f) (continued)
ITALY —%
Republic of Italy Senior Unsecured
09/27/23	6.875%	$900,000		$1,080,378

MEXICO 0.5%
Mexico Government International Bond
Senior Unsecured
01/15/17	5.625%		925,000	1,032,300
03/19/19	5.950%		4,720,000	5,451,600
01/15/20	5.125%		2,900,000	3,232,050
01/11/40	6.050%		1,210,000	1,323,135
03/08/44	4.750%		1,720,000	1,556,600
Pemex Project Funding Master Trust
03/05/20	6.000%		1,635,000	1,814,850
06/15/35	6.625%		470,000	496,381
Petroleos Mexicanos
01/24/22	4.875%		960,000	979,200
01/30/23	3.500%		670,000	609,011
06/02/41	6.500%		850,000	880,922
06/27/44	5.500%		700,000	635,487
Total				18,011,536

NORWAY 1.3%
Norway Government Bond
05/25/21	3.750%	NOK	219,000,000	39,205,671
Statoil ASA
01/17/23	2.450%		2,250,000	2,056,019
05/15/43	3.950%		540,000	478,577
Total				41,740,267

PERU 0.1%
Peruvian Government International Bond
Senior Unsecured
03/14/37	6.550%		780,000	922,350
11/18/50	5.625%		1,200,000	1,239,000
Total				2,161,350

POLAND 0.1%
Poland Government International Bond
Senior Unsecured
07/16/15	3.875%		530,000	555,970
04/21/21	5.125%		1,095,000	1,190,813
03/17/23	3.000%		1,600,000	1,465,511
Total				3,212,294

SOUTH KOREA 0.1%
Korea Development Bank (The)
Senior Unsecured
03/09/16	3.250%		1,450,000	1,506,057
09/09/16	4.000%		1,550,000	1,652,280
Total				3,158,337

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (f) (continued)
TURKEY —%
Turkey Government International Bond Senior Unsecured
03/23/23	3.250%	$1,190,000		$1,023,400

UNITED KINGDOM 0.6%
United Kingdom Gilt
12/07/42	4.500%	GBP	9,475,000	18,225,443

URUGUAY —%
Uruguay Government International Bond Senior Unsecured
11/20/45	4.125%		760,000	602,300

Total Foreign Government Obligations (Cost: $119,556,139)				$117,684,068

Issue Description	Coupon Rate		Principal Amount	Value

Municipal Bonds 1.3%
California 0.4%
Bay Area Toll Authority Revenue Bonds Build America Bonds Series 2010-S1
04/01/40	6.918%		725,000	890,670
Los Angeles Community College District Unlimited General Obligation Bonds Build America Bonds Series 2010
08/01/49	6.750%		1,550,000	1,918,140
Sacramento Municipal Utility District Revenue Bonds Build America Bonds Series 2010
05/15/36	6.156%		900,000	979,803
San Francisco City & County Public Utilities Commission Revenue Bonds Build America Bonds Series 2010
11/01/40	6.000%		1,050,000	1,173,123
Santa Clara Valley Transportation Authority Revenue Bonds Build America Bonds Series 2010
04/01/32	5.876%		2,220,000	2,423,685
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/39	7.300%		800,000	1,008,416
Series 2010

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
11/01/40	7.600%	$1,245,000	$1,628,024
Taxable Build America Bonds
Series 2009
04/01/39	7.550%	1,000,000	1,297,510
University of California Revenue Bonds Taxable General Series 2013-AJ (d)
05/15/31	4.601%	1,000,000	1,007,080
Total			12,326,451
Illinois 0.1%
State of Illinois Unlimited General Obligation Bonds Taxable Pension Bonds Series 2003
06/01/33	5.100%	3,720,000	3,288,071

Kentucky 0.1%
Kentucky Turnpike Authority Revenue Bonds Build America Bonds Series 2010B
07/01/30	5.722%	2,050,000	2,257,911

Maryland —%
Maryland State Transportation Authority Revenue Bonds Taxable Build America Bonds Series 2010
07/01/41	5.754%	850,000	940,092

Missouri 0.1%
Missouri Highway & Transportation Commission Revenue Bonds Build America Bonds Series 2009
05/01/33	5.445%	1,700,000	1,847,492

New Jersey 0.1%
New Jersey State Turnpike Authority
Revenue Bonds
Taxable Build America Bonds
Series 2009
01/01/40	7.414%	1,275,000	1,657,500
Series 2010A
01/01/41	7.102%	1,520,000	1,910,701

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
New Jersey (continued)
Rutgers, The State University of New Jersey Revenue Bonds Build America Bonds Series 2010-H
05/01/40	5.665%	$400,000	$429,884
Total			3,998,085
New York 0.2%
City of New York Unlimited General Obligation Bonds Taxable Build America Bonds Series 2010F-1
12/01/37	6.271%	950,000	1,106,389
Metropolitan Transportation Authority
Revenue Bonds
Taxable Build America Bonds
Series 2010
11/15/40	6.687%	1,000,000	1,185,160
11/15/40	6.814%	1,100,000	1,321,419
New York City Water & Sewer System Revenue Bonds Build America Bonds Series 2010
06/15/42	5.724%	2,000,000	2,239,040
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated #168
Series 2011
10/01/51	4.926%	1,500,000	1,432,290
Consolidated 174th
Series 2012
10/01/62	4.458%	1,990,000	1,677,033
Total			8,961,331
Ohio 0.1%
American Municipal Power, Inc. Revenue Bonds Build America Bonds Series 2010
02/15/50	7.499%	500,000	602,815
Ohio State Water Development Authority Revenue Bonds Taxable Loan Fund-Water Quality Series 2010B-2
12/01/34	4.879%	1,160,000	1,170,486
Total			1,773,301
Texas 0.1%
University of Texas Revenue Bonds Build America Bonds Series 2010D
08/15/42	5.134%	2,000,000	2,110,380

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Washington 0.1%
State of Washington Unlimited General Obligation Bonds Build America Bonds Series 2010
08/01/40	5.140%	$3,000,000	$3,144,450

Total Municipal Bonds (Cost: $38,463,525)			$40,647,564

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills 0.8%
U.S. Treasury Bills
11/21/13	0.010%	24,997,362	24,999,475

Total Treasury Bills (Cost: $24,997,362)			$24,999,475

	Shares	Value

Money Market Funds 8.4%
Columbia Short-Term Cash Fund, 0.089% (g)(h)	272,848,716	$272,848,716

Total Money Market Funds (Cost: $272,848,716)		$272,848,716

Total Investments
(Cost: $3,587,107,329) (i)		$3,582,088,723(j)
Other Assets & Liabilities, Net		(336,503,363)
Net Assets		$3,245,585,360

Investments in Derivatives
Futures Contracts Outstanding at September 30, 2013

At September 30, 2013, securities totaling $543,200 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Note, 10-year	(187)	23,635,048	December 2013	—	(243,125)
U.S. Treasury Ultra Bond, 30-year	(68)	9,662,375	December 2013	—	(199,752)
Total				—	(442,877)

Forward Foreign Currency Exchange Contracts Open at September 30, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received		Unrealized Appreciation ($)		Unrealized Depreciation ($)
HSBC Securities (USA), Inc.	November 21, 2013	10,640,000	GBP	16,821,308	USD	—	(397,044)
Deutsche Bank Securities, Inc.	November 21, 2013	232,607,223	NOK	39,259,266	USD	650,796	—
Total						650,796	(397,044)

Notes to Portfolio of Investments
(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the value of these securities amounted to $67,129,924 or 2.07% of net assets.

(b)	Variable rate security.
(c)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)

This security, or a portion of this security, has been pledged as collateral in connection open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(f)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(g)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(h)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	117,304,672	1,101,379,276	(945,835,232)	272,848,716	152,444	272,848,716

(i)

At September 30, 2013, the cost of securities for federal income tax purposes was approximately $3,587,107,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$40,148,000
Unrealized Depreciation	(45,167,000)
Net Unrealized Depreciation	$(5,019,000)

(j)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
CMO	Collateralized Mortgage Obligation

Currency Legend
GBP	British Pound
NOK	Norwegian Krone
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	774,670,318	—	774,670,318
Residential Mortgage-Backed Securities - Agency	—	887,991,148	—	887,991,148
Residential Mortgage-Backed Securities - Non-Agency	—	107,433,668	—	107,433,668
Commercial Mortgage-Backed Securities - Non-Agency	—	145,271,343	—	145,271,343
Asset-Backed Securities – Non-Agency	—	—	1,563,250	1,563,250
U.S. Treasury Obligations	1,194,329,434	—	—	1,194,329,434
U.S. Government & Agency Obligations	—	14,649,739	—	14,649,739
Foreign Government Obligations	—	117,684,068	—	117,684,068
Municipal Bonds	—	40,647,564	—	40,647,564
Total Bonds	1,194,329,434	2,088,347,848	1,563,250	3,284,240,532
Short-Term Securities
Treasury Bills	24,999,475	—	—	24,999,475
Total Short-Term Securities	24,999,475	—	—	24,999,475
Mutual Funds
Money Market Funds	272,848,716	—	—	272,848,716
Total Mutual Funds	272,848,716	—	—	272,848,716
Investments in Securities	1,492,177,625	2,088,347,848	1,563,250	3,582,088,723
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	650,796	—	650,796
Liabilities
Forward Foreign Currency Exchange Contracts	—	(397,044)	—	(397,044)
Futures Contracts	(442,877)	—	—	(442,877)
Total	1,491,734,748	2,088,601,600	1,563,250	3,581,899,598

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Asset-Backed Securities – Non-Agency ($)
Balance as of December 31, 2012	—
Accrued discounts/premiums	(385)
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(a)	(142,552)
Sales	—
Purchases	1,706,187
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of September 30, 2013	1,563,250

(a) Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2013 was $(142,552).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain corporate bonds classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio – American Century Growth Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.8%

CONSUMER DISCRETIONARY 19.7%

Automobiles 1.6%

Harley-Davidson, Inc.	161,872	$10,398,657
Tesla Motors, Inc. (a)	33,209	6,423,285
Total		16,821,942

Hotels, Restaurants & Leisure 2.6%

Las Vegas Sands Corp.	171,106	11,364,860
Marriott International, Inc., Class A	155,546	6,542,265
Starbucks Corp.	125,582	9,666,047
Total		27,573,172

Household Durables 1.0%

Mohawk Industries, Inc. (a)	84,522	11,008,990

Internet & Catalog Retail 0.5%

Amazon.com, Inc. (a)	17,837	5,576,560

Media 6.1%

CBS Corp., Class B Non Voting	199,925	11,027,863
Comcast Corp., Class A	574,452	25,936,508
Discovery Communications, Inc. (a)	83,182	6,498,178
Scripps Networks Interactive, Inc., Class A	101,739	7,946,833
Viacom, Inc., Class B	153,491	12,828,778
Total		64,238,160

Multiline Retail 1.1%

Target Corp.	182,485	11,675,390

Specialty Retail 5.3%

Best Buy Co., Inc.	220,363	8,263,612
Foot Locker, Inc.	78,182	2,653,497
GNC Holdings, Inc., Class A	112,235	6,131,398
Home Depot, Inc. (The)	212,394	16,110,085
Lowe’s Companies, Inc.	299,469	14,257,719
Urban Outfitters, Inc. (a)	221,715	8,152,461
Total		55,568,772

Textiles, Apparel & Luxury Goods 1.5%

Coach, Inc.	122,641	6,687,614
Hanesbrands, Inc.	54,895	3,420,508
PVH Corp.	47,915	5,687,031
Total		15,795,153
TOTAL CONSUMER DISCRETIONARY		208,258,139

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES 11.7%

Beverages 4.7%

Beam, Inc.	55,336	$3,577,472
Brown-Forman Corp., Class B	39,720	2,706,124
Coca-Cola Co. (The)	534,862	20,260,572
PepsiCo, Inc.	289,176	22,989,492
Total		49,533,660

Food & Staples Retailing 2.1%

Costco Wholesale Corp.	120,539	13,876,450
Whole Foods Market, Inc.	138,878	8,124,363
Total		22,000,813

Food Products 1.5%

Hershey Co. (The)	47,118	4,358,415
Mead Johnson Nutrition Co.	130,026	9,655,731
Pinnacle Foods, Inc.	55,923	1,480,282
Total		15,494,428

Household Products 0.5%

Procter & Gamble Co. (The)	71,493	5,404,156

Personal Products 0.7%

Estee Lauder Companies, Inc. (The), Class A	104,835	7,327,966

Tobacco 2.2%

Philip Morris International, Inc.	269,641	23,348,214
TOTAL CONSUMER STAPLES		123,109,237

ENERGY 6.1%

Energy Equipment & Services 3.3%

Core Laboratories NV	20,690	3,500,955
Oceaneering International, Inc.	104,382	8,479,993
Schlumberger Ltd.	252,652	22,324,331
Total		34,305,279

Oil, Gas & Consumable Fuels 2.8%

EOG Resources, Inc.	81,785	13,844,565
Noble Energy, Inc.	137,662	9,224,730
Occidental Petroleum Corp.	70,816	6,624,129
Total		29,693,424
TOTAL ENERGY		63,998,703

FINANCIALS 3.9%

Capital Markets 1.8%

Franklin Resources, Inc.	218,438	11,042,041

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Capital Markets (continued)

State Street Corp.	113,863	$7,486,492
Total		18,528,533

Commercial Banks 0.7%

SunTrust Banks, Inc.	242,442	7,859,970

Insurance 0.7%

MetLife, Inc.	157,933	7,414,954

Real Estate Investment Trusts (REITs) 0.2%

American Campus Communities, Inc.	57,907	1,977,524

Real Estate Management & Development 0.5%

CBRE Group, Inc., Class A (a)	240,861	5,571,115
TOTAL FINANCIALS		41,352,096

HEALTH CARE 13.1%

Biotechnology 4.9%

Alexion Pharmaceuticals, Inc. (a)	68,451	7,951,268
Amgen, Inc.	134,277	15,030,967
Celgene Corp. (a)	17,432	2,683,308
Gilead Sciences, Inc. (a)	272,653	17,133,515
Regeneron Pharmaceuticals, Inc. (a)	27,876	8,721,564
Total		51,520,622

Health Care Equipment & Supplies 1.8%

CareFusion Corp. (a)	65,780	2,427,282
DENTSPLY International, Inc.	84,368	3,662,415
IDEXX Laboratories, Inc. (a)	33,059	3,294,329
Intuitive Surgical, Inc. (a)	14,438	5,432,586
ResMed, Inc.	66,802	3,528,482
Total		18,345,094

Health Care Providers & Services 1.5%

Cardinal Health, Inc.	125,095	6,523,704
Express Scripts Holding Co. (a)	156,961	9,697,051
Total		16,220,755

Life Sciences Tools & Services 0.4%

Waters Corp. (a)	42,700	4,535,167

Pharmaceuticals 4.5%

AbbVie, Inc.	291,190	13,024,929
Allergan, Inc.	65,175	5,895,079
Bristol-Myers Squibb Co.	375,527	17,379,389

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Pharmaceuticals (continued)

Eli Lilly & Co.	74,107	$3,729,805
Zoetis, Inc.	240,943	7,498,146
Total		47,527,348
TOTAL HEALTH CARE		138,148,986

INDUSTRIALS 12.6%

Aerospace & Defense 5.8%

Boeing Co. (The)	140,563	16,516,152
Honeywell International, Inc.	211,184	17,536,719
Precision Castparts Corp.	46,548	10,577,568
Textron, Inc.	111,114	3,067,858
United Technologies Corp.	129,238	13,934,441
Total		61,632,738

Air Freight & Logistics 1.3%

United Parcel Service, Inc., Class B	145,134	13,260,893

Airlines 0.3%

Alaska Air Group, Inc.	49,822	3,119,854

Commercial Services & Supplies 0.6%

Tyco International Ltd.	163,340	5,713,633

Electrical Equipment 0.9%

Rockwell Automation, Inc.	92,469	9,888,635

Industrial Conglomerates 0.8%

Danaher Corp.	124,422	8,624,933

Machinery 1.3%

Lincoln Electric Holdings, Inc.	46,163	3,075,379
Parker Hannifin Corp.	73,901	8,034,517
WABCO Holdings, Inc. (a)	36,189	3,049,285
Total		14,159,181

Road & Rail 1.6%

Union Pacific Corp.	109,958	17,080,876
TOTAL INDUSTRIALS		133,480,743

INFORMATION TECHNOLOGY 27.9%

Communications Equipment 4.5%

Ciena Corp. (a)	326,389	8,153,197
Cisco Systems, Inc.	328,245	7,687,498

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Communications Equipment (continued)

F5 Networks, Inc. (a)	98,605	$8,456,365
QUALCOMM, Inc.	328,806	22,148,372
Riverbed Technology, Inc. (a)	102,612	1,497,109
Total		47,942,541

Computers & Peripherals 6.5%

Apple, Inc.	101,894	48,577,965
EMC Corp.	82,120	2,098,987
NetApp, Inc.	227,502	9,696,135
Seagate Technology PLC	198,948	8,701,986
Total		69,075,073

Electronic Equipment, Instruments & Components 0.4%

Trimble Navigation Ltd. (a)	147,045	4,368,707

Internet Software & Services 5.8%

Facebook, Inc., Class A (a)	371,402	18,659,236
Google, Inc., Class A (a)	38,589	33,800,491
LinkedIn Corp., Class A (a)	35,626	8,766,134
Total		61,225,861

IT Services 3.0%

International Business Machines Corp.	41,251	7,638,860
Mastercard, Inc., Class A	35,786	24,076,105
Total		31,714,965

Semiconductors & Semiconductor Equipment 2.1%

Altera Corp.	234,304	8,706,737
Freescale Semiconductor Holdings I Ltd. (a)	215,389	3,586,227

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Semiconductors & Semiconductor Equipment (continued)

Linear Technology Corp.	234,624	$9,305,188
Total		21,598,152

Software 5.6%

Cadence Design Systems, Inc. (a)	383,574	5,178,249
CommVault Systems, Inc. (a)	48,841	4,289,705
Electronic Arts, Inc. (a)	318,772	8,144,624
Microsoft Corp.	436,184	14,529,289
NetSuite, Inc. (a)	40,111	4,329,581
Oracle Corp.	554,757	18,401,290
Splunk, Inc. (a)	73,665	4,422,847
Total		59,295,585
TOTAL INFORMATION TECHNOLOGY		295,220,884

MATERIALS 2.8%

Chemicals 2.8%

LyondellBasell Industries NV, Class A	167,019	12,230,802
Monsanto Co.	165,028	17,223,972
Total		29,454,774
TOTAL MATERIALS		29,454,774

Total Common Stocks (Cost: $866,936,722)		$1,033,023,562

	Shares	Value

Money Market Funds 1.5%

Columbia Short-Term Cash Fund, 0.089% (b)(c)	15,587,652	$15,587,652

Total Money Market Funds (Cost: $15,587,652)		$15,587,652

Total Investments
(Cost: $882,524,374)		$1,048,611,214(d)
Other Assets & Liabilities, Net		7,425,971

Net Assets		$1,056,037,185

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,993,017	213,823,797	(202,229,162)	15,587,652	10,754	15,587,652

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	208,258,139	—	—	208,258,139
Consumer Staples	123,109,237	—	—	123,109,237
Energy	63,998,703	—	—	63,998,703
Financials	41,352,096	—	—	41,352,096
Health Care	138,148,986	—	—	138,148,986
Industrials	133,480,743	—	—	133,480,743
Information Technology	295,220,884	—	—	295,220,884
Materials	29,454,774	—	—	29,454,774
Total Equity Securities	1,033,023,562	—	—	1,033,023,562
Mutual Funds
Money Market Funds	15,587,652	—	—	15,587,652
Total Mutual Funds	15,587,652	—	—	15,587,652
Total	1,048,611,214	—	—	1,048,611,214

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds(a) 99.7%

AUSTRALIA 1.0%

Australia Government Index-Linked Bond
Senior Unsecured
08/20/15	4.000%	AUD	$201,359	$198,930
08/20/20	4.000%	AUD	2,375,744	2,621,091
09/20/25	3.000%	AUD	6,858,890	7,404,942
New South Wales Treasury Corp.
11/20/25	2.750%	AUD	11,617,398	11,391,081
Total				21,616,044

CANADA 3.3%

Canadian Government Bond
12/01/26	4.250%	CAD	26,083,776	36,106,821
12/01/31	4.000%	CAD	7,004,660	10,212,057
12/01/36	3.000%	CAD	4,422,277	5,975,000
12/01/41	2.000%	CAD	4,427,200	5,194,112
12/01/44	1.500%	CAD	13,145,573	13,900,331
Total				71,388,321

FRANCE 9.8%

France Government Bond OAT
07/25/15	1.600%	EUR	8,666,560	12,313,660
07/25/17	1.000%	EUR	10,712,295	15,405,994
07/25/19	1.300%	EUR	10,081,020	14,810,774
07/25/20	2.250%	EUR	49,976,437	77,526,930
07/25/22	1.100%	EUR	2,024,816	2,886,873
07/25/23	2.100%	EUR	12,603,674	19,550,533
07/25/27	1.850%	EUR	5,519,176	8,328,815
07/25/29	3.400%	EUR	12,337,083	22,851,771
07/25/32	3.150%	EUR	7,303,923	13,223,099
07/25/40	1.800%	EUR	11,228,863	17,145,609
French Treasury Note BTAN
07/25/16	0.450%	EUR	5,327,613	7,482,204
Total				211,526,262

GERMANY 6.3%

Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond
04/15/18	0.750%	EUR	15,511,146	22,174,694
Deutsche Bundesrepublik Inflation-Linked Bond
04/15/16	1.500%	EUR	31,034,948	44,345,697
04/15/20	1.750%	EUR	44,955,054	68,773,901
04/15/23	0.100%	EUR	102,806	138,396
Total				135,432,688

ITALY 3.2%

Italy Buoni Poliennali Del Tesoro
09/15/16	2.100%	EUR	43,680,287	60,085,398
09/15/21	2.100%	EUR	4,889,011	6,262,810
09/15/41	2.550%	EUR	2,837,086	3,193,419
Total				69,541,627

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds (a) (continued)

JAPAN 1.0%

Japanese Government CPI-Linked Bond
Senior Unsecured
12/10/16	1.100%	JPY	$996,000,000	$11,101,963
06/10/17	1.200%	JPY	803,200,000	9,050,964
12/10/17	1.200%	JPY	149,550,000	1,701,807
Total				21,854,734

SWEDEN 1.8%

Sweden Inflation-Linked Bond
12/01/15	3.500%	SEK	61,195,290	10,293,230
12/01/20	4.000%	SEK	62,303,547	11,925,123
06/01/22	0.250%	SEK	38,278,904	5,683,237
12/01/28	3.500%	SEK	54,378,135	11,324,752
Total				39,226,342

UNITED KINGDOM 24.9%

United Kingdom Gilt Inflation Linked
03/22/44	0.125%	GBP	20,507,698	33,883,520
United Kingdom Gilt Inflation-Linked
07/26/16	2.500%	GBP	302,784	554,278
11/22/17	1.250%	GBP	663,804	1,209,381
11/22/22	1.875%	GBP	21,253,696	42,080,186
07/17/24	2.500%	GBP	21,051,347	44,133,500
11/22/27	1.250%	GBP	20,805,454	40,087,944
07/22/30	4.125%	GBP	18,755,348	51,589,757
11/22/32	1.250%	GBP	20,182,324	40,514,423
03/22/34	0.750%	GBP	21,988,453	40,769,036
01/26/35	2.000%	GBP	3,564,800	8,121,217
11/22/37	1.125%	GBP	24,260,872	49,699,395
03/22/40	0.625%	GBP	13,440,896	25,108,045
11/22/42	0.625%	GBP	13,721,161	26,184,699
11/22/47	0.750%	GBP	15,119,021	30,462,832
03/22/50	0.500%	GBP	15,018,234	28,453,300
03/22/52	0.250%	GBP	7,443,066	12,961,620
11/22/55	1.250%	GBP	13,855,648	34,056,645
03/22/62	0.375%	GBP	8,475,854	16,122,706
03/22/68	0.125%	GBP	1,730,000	2,979,663
Senior Unsecured
03/22/29	0.125%	GBP	6,836,180	11,262,876
Total				540,235,023

UNITED STATES 48.4%

U.S. Treasury Inflation-Indexed Bond
01/15/15	1.625%		29,113,270	30,086,759
04/15/15	0.500%		20,480,290	20,921,886
07/15/15	1.875%		29,183,085	30,810,947
01/15/16	2.000%		21,184,920	22,656,276
04/15/16	0.125%		81,313,712	83,448,197
04/15/17	0.125%		16,866,744	17,392,514
04/15/18	0.125%		140,722,748	144,966,418
07/15/18	1.375%		19,607,187	21,521,946
07/15/19	1.875%		23,844,384	27,011,204
01/15/20	1.375%		20,708,009	22,714,098
07/15/20	1.250%		26,429,886	28,915,934
01/15/21	1.125%		33,146,064	35,683,810

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds (a) (continued)

UNITED STATES (CONTINUED)

07/15/21	0.625%		$14,406,516	$14,995,152
01/15/22	0.125%		32,820,144	32,407,332
07/15/22	0.125%		44,857,728	44,184,862
01/15/23	0.125%		59,580,653	57,960,775
07/15/23	0.375%		110,635,529	110,065,093
01/15/25	2.375%		32,877,568	39,239,903
01/15/26	2.000%		27,187,314	31,365,243
01/15/27	2.375%		24,475,724	29,453,083
01/15/28	1.750%		16,168,080	18,104,466
01/15/29	2.500%		27,412,412	33,693,719
04/15/32	3.375%		6,053,738	8,475,233
02/15/40	2.125%		36,913,358	43,678,875
02/15/41	2.125%		6,160,135	7,296,390
02/15/42	0.750%		79,860,278	68,349,137
02/15/43	0.625%		34,920,951	24,298,205
Total				1,049,697,457

Total Inflation-Indexed Bonds (Cost: $2,123,566,344)				$2,160,518,498

Foreign Government Obligations(a) 1.3%

BRAZIL –%

Brazil Notas do Tesouro Nacional Senior Notes
01/01/17	10.000%	BRL	1,291,000	577,370

GREECE –%

Hellenic Republic Government Bond Senior Unsecured (b)(c)
10/15/42	0.000%	EUR	12,871,600	196,771

MEXICO 1.3%

Mexican Bonos
12/17/15	8.000%	MXN	348,130,000	28,883,128

Total Foreign Government Obligations (Cost: $28,834,458)				$29,657,269

Issuer/ Description	Contracts/ Notional Amount	Exercise Price	Expiration Date	Value

Options Purchased Calls —%

U.S. Treasury Note
	838	130.00	10/25/13	$26,188

Total Options Purchased Calls (Cost: $43,023)				$26,188

Options Purchased Puts —%

EUR Put/USD Call
	27,600,000	1.31(d)	10/15/13	5,078
GBP Put/AUD Call
	1,600,000	1.71(d)	11/27/13	183,518
U.S. Treasury Note
	1,343	123.00	10/25/13	146,891

Total Options Purchased Puts (Cost: $1,581,132)				$335,487

			Shares	Value

Money Market Funds 0.2%

Columbia Short-Term Cash Fund, 0.089% (e)(f)(g)			3,756,802	3,756,802

Total Money Market Funds (Cost: $3,756,802)				$3,756,802

Total Investments
(Cost: $2,157,781,759) (h)				$2,194,294,244(i)
Other Assets & Liabilities, Net				(26,894,954)

Net Assets				$2,167,399,290

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at September 30, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets Inc.	October 15, 2013	7,100,000 AUD	39,378,581 NOK	—	(72,206)
Deutsche Bank Securities Inc.	October 15, 2013	18,378,879 AUD	98,782,247 NOK	—	(710,833)
Deutsche Bank Securities Inc.	October 15, 2013	25,751,160 CHF	20,750,297 EUR	—	(405,011)
Deutsche Bank Securities Inc.	October 15, 2013	1,904,846,500 JPY	19,221,765 USD	—	(158,703)
Deutsche Bank Securities Inc.	October 15, 2013	75,984,000 NOK	14,187,872 AUD	594,041	—
Citigroup Global Markets Inc.	October 15, 2013	4,220,611 USD	25,120,000 NOK	—	(45,379)
Deutsche Bank Securities Inc.	October 15, 2013	1,081,488 USD	6,447,000 NOK	—	(9,923)
Citigroup Global Markets Inc.	October 22, 2013	33,886,000 AUD	30,914,333 USD	—	(652,292)
Citigroup Global Markets Inc.	October 22, 2013	86,234,000 CAD	82,839,553 USD	—	(836,481)
Citigroup Global Markets Inc.	October 22, 2013	384,777,658 GBP	581,697,527 USD	—	(41,111,197)
Deutsche Bank Securities Inc.	October 22, 2013	3,410,000 GBP	5,443,792 USD	—	(75,701)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets Inc.	October 22, 2013	2,135,520,000 JPY	21,460,571 USD	—	(267,798)
Deutsche Bank Securities Inc.	October 22, 2013	2,583,440,772 JPY	26,289,684 USD	4,772	—
Citigroup Global Markets Inc.	October 22, 2013	394,889,000 MXN	30,400,404 USD	287,646	—
Citigroup Global Markets Inc.	October 22, 2013	298,559,000 SEK	43,970,948 USD	—	(2,461,251)
Citigroup Global Markets Inc.	October 22, 2013	4,291,254 USD	4,685,000 AUD	73,075	—
Citigroup Global Markets Inc.	October 22, 2013	8,119,738 USD	8,451,000 CAD	80,579	—
Citigroup Global Markets Inc.	October 22, 2013	46,197,391 USD	29,384,000 GBP	1,364,131	—
Deutsche Bank Securities Inc.	October 22, 2013	40,411,135 USD	25,494,000 GBP	853,958	—
Citigroup Global Markets Inc.	October 22, 2013	34,382,000 USD	3,396,890,000 JPY	180,486	—
Deutsche Bank Securities Inc.	October 22, 2013	2,046,006 USD	13,362,000 SEK	32,066	—
Deutsche Bank Securities Inc.	October 24, 2013	1,600,000 EUR	2,165,939 USD	1,250	—
Deutsche Bank Securities Inc.	October 24, 2013	335,527,000 EUR	453,425,148 USD	—	(519,728)
Total				3,472,004	(47,326,503)

Futures Contracts Outstanding at September 30, 2013

At September 30, 2013, cash totaling $4,728,000 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
3MO EURO EURIBOR	739	EUR	248,726,917	December 2014	260,697	—
90DAY EURODOLLAR	(445)	USD	(110,682,625)	December 2014	—	(45,363)
CAN 10YR BOND	(79)	CAD	(9,942,780)	December 2013	—	(228,370)
LONG GILT	295	GBP	52,686,161	December 2013	799,903	—
US 10 YEAR NOTE	848	USD	107,179,254	December 2013	1,968,715	—
US 2 YEAR NOTE	(226)	USD	(49,780,032)	December 2013	—	(131,010)
US 5 YEAR NOTE	(191)	USD	(23,119,954)	December 2013	—	(103,103)
US LONG BOND	(628)	USD	(83,759,500)	December 2013	—	(1,528,807)
US ULTRA T-BOND	70	USD	9,946,563	December 2013	160,751	—
Total					3,190,066	(2,036,653)

Open Options Contracts Written at September 30, 2013

Issuer/Description	Puts/Calls	Contracts/Notional Amount ($)	Exercise Price or Rate($)		Premium Received ($)	Expiration Date	Value ($)
AUD Put/NOK Call	Put	14,300,000	5.10	(d)	118,238	November 2013	2,348
EUR Call/USD Put	Call	27,600,000	1.35	(d)	80,779	October 2013	264,843
GBP Call/AUD Put	Call	16,000,000	1.78	(d)	351,894	November 2013	210,923
U.S. Treasury Note	Put	1,348	120.00		543,848	October 2013	21,063
U.S. Treasury Note	Call	838	127.00		306,492	October 2013	458,281
U.S. Treasury Note	Put	529	120.00		180,754	November 2013	169,446
U.S. Treasury Note	Call	529	121.50		138,252	November 2013	202,508
Total							1,329,412

Interest Rate Swap Contracts Outstanding at September 30, 2013

At September 30, 2013, cash totaling $625,000 was pledged as collateral to cover initial margin requirements on open centrally cleared interest rate swap contracts.

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs	3-Month USD LIBOR	Receive	3.296	June 12, 1943	USD	7,500,000	449,948	—

Total Return Swap Contracts Outstanding at September 30, 2013

			Expiration	Notional	Notional	Unrealized	Unrealized
Counterparty	Fund Receives	Fund Pays	Date	Currency	Amount	Appreciation ($)	Depreciation ($)
Deutsche Bank	GBP - UK Retail Price Index All Items Monthly	Fixed rate of 3.04%	July 2, 2018	GBP	35,000,000	247,978	—
Deutsche Bank	GBP - UK Retail Price Index All Items Monthly	Fixed rate of 3.31%	July 2, 2023	GBP	20,000,000	—	(86,821)
Total						247,978	(86,821)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Zero coupon bond.
(c)	Variable rate security.
(d)	Exercise prices are stated in foreign currency.
(e)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	329,560,414	1,151,795,195	(1,477,598,807)	3,756,802	146,613	3,756,802

(g)	At September 30, 2013, cash or short-term securities were designated to cover open put and/or call options written.
(h)

At September 30, 2013, the cost of securities for federal income tax purposes was approximately $2,157,782,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$107,310,000
Unrealized Depreciation	(70,798,000)
Net Unrealized Appreciation	$36,512,000

(i)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Inflation-Indexed Bonds	—	2,160,518,498	—	2,160,518,498
Foreign Government Obligations	—	29,657,269	—	29,657,269
Total Bonds	—	2,190,175,767	—	2,190,175,767
Other
Options Purchased Calls	26,188	—	—	26,188
Options Purchased Puts	335,487	—	—	335,487
Total Other	361,675	—	—	361,675
Mutual Funds
Money Market Funds	3,756,802	—	—	3,756,802
Total Mutual Funds	3,756,802	—	—	3,756,802
Investments in Securities	4,118,477	2,190,175,767	—	2,194,294,244
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	3,472,004	—	3,472,004
Futures Contracts	3,190,066	—	—	3,190,066
Swap Contracts	—	697,926	—	697,926
Liabilities
Forward Foreign Currency Exchange Contracts	—	(47,326,503)	—	(47,326,503)
Futures Contracts	(2,036,653)	—	—	(2,036,653)
Options Contracts Written	(1,329,412)	—	—	(1,329,412)
Swap Contracts	—	(86,821)	—	(86,821)
Total	3,942,478	2,146,932,373	—	2,150,874,851

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Futures contracts, forward foreign currency exchange contracts and swap contracts are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Residential
Mortgage-Backed
Securities -
Non-Agency ($)
Balance as of December 31, 2012	2,131,966
Accrued discounts/premiums	—
Realized gain (loss)	7,487
Change in unrealized appreciation (depreciation)	(7,487)
Sales	(2,131,966)
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of September 30, 2013	—

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio – Columbia Wanger International Equities Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.7%

AUSTRALIA 3.5%

Austbrokers Holdings Ltd.	103,142	$1,076,715
Beadell Resources Ltd (a)	4,708,336	4,080,995
Challenger Ltd.	930,000	4,776,252
Commonwealth Property Office Fund	2,134,290	2,273,500
Domino’s Pizza Enterprises Ltd.	289,897	3,688,914
Insurance Australia Group Ltd.	892,000	4,889,809
SAI Global Ltd.	858,522	3,559,347
Total		24,345,532

BELGIUM 0.3%

EVS Broadcast Equipment SA	37,025	2,388,758

BRAZIL 1.3%

Linx SA	84,600	1,421,897
Localiza Rent a Car SA	370,000	5,542,571
Odontoprev SA	550,000	2,429,499
Total		9,393,967

CAMBODIA 0.7%

NagaCorp Ltd.	5,550,000	4,682,653

CANADA 3.9%

AG Growth International, Inc.	51,357	1,937,012
Alliance Grain Traders, Inc.	72,661	1,048,243
Athabasca Oil Corp. (a)	42,000	320,081
Baytex Energy Corp.	24,713	1,019,902
Black Diamond Group Ltd.	62,994	1,505,667
CAE, Inc.	269,810	2,954,669
CCL Industries, Inc., Class B	120,600	8,000,192
DeeThree Exploration Ltd. (a)	228,015	2,023,258
Horizon North Logistics, Inc.	160,931	1,134,274
Onex Corp.	55,282	2,903,506
Pan Orient Energy Corp. (a)	132,433	266,139
ShawCor Ltd.	91,793	3,871,160
Southern Arc Minerals, Inc. (a)	479,992	41,939
Turquoise Hill Resources Ltd. (a)	81,919	362,082
Total		27,388,124

CHILE 0.6%

Empresas Hites SA	2,000,000	1,830,807
Sociedad Quimica y Minera de Chile SA, ADR	70,000	2,138,500
Total		3,969,307

CHINA 1.6%

AMVIG Holdings Ltd.	3,034,000	1,307,803
Biostime International Holdings Ltd.	387,000	2,925,808

Issuer	Shares	Value

Common Stocks (continued)

CHINA (CONTINUED)

Want Want China Holdings Ltd.	956,000	$1,453,767
WuXi PharmaTech (Cayman), Inc. ADR (a)	202,500	5,548,500
Total		11,235,878

DENMARK 1.9%

Jyske Bank A/S (a)	68,535	3,403,690
Novozymes A/S, Class B	112,402	4,299,864
SimCorp AS	157,443	5,297,506
Total		13,001,060

FINLAND 1.4%

Konecranes OYJ	66,000	2,222,381
Tikkurila Oyj	128,556	3,426,166
Vacon PLC	53,882	4,242,448
Total		9,890,995

FRANCE 2.8%

Eurofins Scientific	29,537	7,444,388
Hi-Media SA (a)	150,963	367,615
Neopost SA	95,100	6,925,557
Norbert Dentressangle SA	26,101	2,789,549
Saft Groupe SA	85,568	2,360,361
Total		19,887,470

GERMANY 2.9%

Aurelius AG	67,897	2,199,915
Deutsche Beteiligungs AG	22,900	593,272
ElringKlinger AG	52,500	2,362,280
Norma Group SE	62,413	3,006,747
Rational AG	13,717	4,091,829
TAG Immobilien AG	224,270	2,783,123
Wirecard AG	145,866	4,989,612
Total		20,026,778

GUATEMALA 0.4%

Tahoe Resources, Inc. (a)	137,664	2,477,832

HONG KONG 4.3%

AAC Technologies Holdings, Inc.	406,500	1,853,325
ASM Pacific Technology Ltd.	158,900	1,614,196
Digital China Holdings Ltd.	408,000	500,415
Kingboard Chemical Holdings Ltd.	771,000	1,985,177
Lifestyle International Holdings Ltd.	1,200,000	2,553,613
Melco Crown Entertainment Ltd., ADR (a)	277,504	8,832,952
Melco International Development Ltd.	1,850,000	4,971,979

Issuer	Shares	Value

Common Stocks (continued)

HONG KONG (CONTINUED)

MGM China Holdings Ltd.	846,400	$2,815,052
Sa Sa International Holdings Ltd.	2,538,000	2,865,699
Vitasoy International Holdings Ltd.	1,800,000	2,272,975
Total		30,265,383

INDIA 1.4%

Adani Ports and Special Economic Zone Ltd.	615,361	1,358,248
Asian Paints Ltd.	289,795	2,127,672
Bosch Ltd.	7,560	1,092,617
Colgate-Palmolive Co.	77,862	1,542,325
Redington India Ltd.	1,116,734	976,235
SKIL Ports & Logistics Ltd. (a)	135,000	187,954
TTK Prestige Ltd.	10,900	579,876
United Breweries Ltd.	141,687	1,947,469
Total		9,812,396

INDONESIA 1.5%

Archipelago Resources PLC (f)(g)	2,837,329	2,641,179
PT Ace Hardware Indonesia Tbk	21,000,000	1,270,764
PT Arwana Citramulia Tbk	6,020,000	442,224
PT Matahari Department Store Tbk (a)	985,000	893,423
PT Mayora Indah Tbk	406,000	1,108,951
PT Mitra Adiperkasa Tbk	164,000	87,809
PT MNC Sky Vision Tbk (a)	4,190,000	647,586
PT Surya Citra Media Tbk	4,950,000	1,090,268
PT Tower Bersama Infrastructure Tbk (a)	4,188,000	2,115,540
Total		10,297,744

ISRAEL 0.4%

Caesarstone Sdot-Yam Ltd. (a)	69,314	3,166,264

ITALY 0.6%

Geox SpA	386,579	1,056,427
Pirelli & C SpA	256,000	3,333,423
Total		4,389,850

JAPAN 19.7%

Aica Kogyo Co., Ltd.	121,000	2,414,626
Ain Pharmaciez, Inc.	49,797	2,109,827
Aozora Bank Ltd.	618,000	1,835,311
Ariake Japan Co., Ltd.	127,000	3,149,231
Asahi Diamond Industrial Co., Ltd.	181,000	1,798,759
Benesse Holdings, Inc.	62,000	2,255,053
Daiseki Co., Ltd.	143,000	2,641,342
Disco Corp.	40,400	2,320,801

Issuer	Shares	Value

Common Stocks (continued)

JAPAN (CONTINUED)

Doshisha Co., Ltd.	137,000	$1,960,759
Familymart Co., Ltd.	45,000	1,949,109
FP Corp.	27,100	2,038,012
Global One Reit	330	1,976,456
Glory Ltd.	123,000	3,099,135
Hamamatsu Photonics KK	60,000	2,266,094
Hirose Electric Co., Ltd.	19,800	3,047,816
Hoshizaki Electric Co., Ltd.	109,000	3,766,548
Icom, Inc.	71,000	1,682,425
Industrial & Infrastructure Fund Investment Corp.	230	2,183,471
ITOCHU Techno-Solutions Corp.	42,600	1,515,969
Japan Airport Terminal Co., Ltd.	140,000	3,240,083
Jin Co. Ltd.	20,500	772,899
Kansai Paint Co., Ltd.	442,211	5,876,636
Kenedix Realty Investment Corp.	580	2,852,829
Kintetsu World Express, Inc.	74,400	2,677,297
Kuraray Co., Ltd.	175,400	2,108,213
LifeNet Insurance Co. (a)	138,000	915,173
Milbon Co., Ltd.	41,800	1,714,836
Miraca Holdings, Inc.	53,355	2,384,548
MISUMI Group, Inc.	68,800	2,000,126
MonotaRO Co., Ltd	31,800	934,243
Mori Hills REIT Investment Corp.	320	2,215,472
Nabtesco Corp.	108,600	2,654,195
Nakanishi, Inc.	23,500	3,280,452
NGK Insulators Ltd.	193,000	2,940,436
NGK Spark Plug Co., Ltd.	220,000	4,882,678
Nihon Parkerizing Co., Ltd.	96,390	1,975,879
Nippon Kayaku Co., Ltd.	202,000	2,915,391
Nippon Paint Co., Ltd	114,000	1,825,091
Nippon Prologis REIT, Inc.	265	2,655,483
NOF Corp.	75,000	483,206
Obic Co., Ltd.	12,000	388,136
Omron Corp.	80,000	2,897,906
ORIX JREIT, Inc.	3,170	4,027,419
OSG Corp.	123,000	2,154,633
Park24 Co., Ltd.	200,000	3,558,946
Rinnai Corp.	44,000	3,269,814
Sanrio Co., Ltd.	33,900	2,089,547
Santen Pharmaceutical Co., Ltd.	49,700	2,413,526
Seven Bank Ltd.	903,000	3,024,946
Shimano, Inc.	15,000	1,341,461
Sintokogio Ltd.	136,000	1,022,868
Start Today Co., Ltd.	130,000	3,672,064
Suruga Bank Ltd.	133,000	2,292,751
Toyo Suisan Kaisha Ltd.	90,400	2,654,224
Ushio, Inc.	198,900	2,477,214

Issuer	Shares	Value

Common Stocks (continued)

JAPAN (CONTINUED)

Wacom Co., Ltd.	506,000	$4,867,442
Total		137,468,807

KAZAKHSTAN 0.5%

Halyk Savings Bank of Kazakhstan JSC, GDR	435,268	3,438,617

LUXEMBOURG 0.3%

L’Occitane International SA	793,500	2,074,521

MALAYSIA 0.1%

Aeon Co., Bhd	153,400	724,761

MEXICO 1.7%

Bolsa Mexicana de Valores SAB de CV	251,542	601,303
Genomma Lab Internacional SA de CV, Class B (a)	1,544,600	3,528,289
Gruma SAB de CV (a)	538,000	3,000,420
Grupo Aeroportuario del Sureste SAB de CV, ADR	18,000	1,959,480
Qualitas Controladora SAB de CV	1,190,000	2,895,565
Total		11,985,057

MONGOLIA 0.2%

Mongolian Mining Corp. (a)	5,599,200	1,004,215
Turquoise Hill Resources Ltd. (a)	96,235	425,095
Total		1,429,310

NETHERLANDS 4.2%

Aalberts Industries NV	274,893	7,324,356
Arcadis NV	90,429	2,586,202
Core Laboratories NV	12,136	2,053,533
Frank’s International NV (a)	2,000	59,860
Fugro NV-CVA	44,085	2,689,186
Gemalto NV	46,721	5,016,702
Koninklijke Vopak NV	22,523	1,290,568
TKH Group NV	99,722	2,986,884
Unit4 NV	140,097	5,486,902
Total		29,494,193

NEW ZEALAND 0.5%

Auckland International Airport Ltd.	1,100,000	3,028,066
SKYCITY Entertainment Group Ltd.	150,692	501,872
Total		3,529,938

NORWAY 1.1%

Atea ASA	303,577	3,193,156

Issuer	Shares	Value

Common Stocks (continued)

NORWAY (CONTINUED)

Orkla ASA	251,494	$1,831,861
Subsea 7 SA	116,000	2,411,341
Total		7,436,358

PHILIPPINES 0.8%

International Container Terminal Services, Inc.	600,000	1,337,918
Melco Crown Philippines Resorts Corp. (a)	5,200,000	1,313,735
Puregold Price Club, Inc.	384,500	368,703
Security Bank Corp.	413,050	1,244,981
SM Prime Holdings, Inc.	3,660,000	1,344,856
Total		5,610,193

PORTUGAL 0.1%

REN - Redes Energeticas Nacionais SGPS SA	352,787	1,054,762

RUSSIAN FEDERATION 0.7%

QIWI PLC, ADR	37,000	1,156,620
Yandex NV, Class A (a)	98,767	3,597,094
Total		4,753,714

SINGAPORE 2.7%

Ascendas Real Estate Investment Trust	1,141,000	2,076,039
CDL Hospitality Trusts	1,778,000	2,307,977
Goodpack Ltd.	100,000	137,898
Mapletree Commercial Trust	3,385,000	3,280,413
Mapletree Greater China Commercial Trust (a)	2,799,334	1,997,795
Mapletree Industrial Trust	1,800,000	1,936,212
Mapletree Logistics Trust	2,100,000	1,792,738
Petra Foods Ltd.	404,000	1,115,289
Singapore Exchange Ltd.	330,000	1,911,519
Super Group Ltd.	600,000	2,029,234
Total		18,585,114

SOUTH AFRICA 4.2%

Coronation Fund Managers Ltd.	1,264,942	8,642,715
Massmart Holdings Ltd.	188,774	3,160,946
Mr. Price Group Ltd.	223,777	3,099,145
Naspers Ltd., Class N	71,891	6,647,890
Northam Platinum Ltd. (a)	734,610	3,102,260
RMI Holdings	1,766,621	4,708,526
Total		29,361,482

Issuer	Shares	Value

Common Stocks (continued)

SOUTH KOREA 3.3%

CJ Corp.	21,400	$2,310,793
Coway Co., Ltd.	59,633	3,306,745
Handsome Co., Ltd.	47,610	1,275,135
iMarketKorea, Inc.	43,553	1,016,432
KCC Corp.	6,297	2,646,259
KEPCO Plant Service & Engineering Co., Ltd.	40,740	2,060,785
Lotte Chilsung Beverage Co., Ltd	1,371	2,164,385
LS Industrial Systems Co., Ltd.	44,396	2,685,529
Nexen Tire Corp.	63,000	937,770
Paradise Co., Ltd	122,874	2,800,492
Samsung Securities Co., Ltd.	47,000	2,056,899
Total		23,261,224

SPAIN 1.4%

Bolsas y Mercados Españoles SA	60,496	1,919,605
Distribuidora Internacional de Alimentacion SA	560,929	4,863,489
Viscofan SA	49,000	2,802,065
Total		9,585,159

SWEDEN 2.0%

Hexagon AB, Class B	238,967	7,206,156
Sweco AB, Class B	280,229	3,619,122
Unibet Group PLC, SDR	73,521	2,951,502
Total		13,776,780

SWITZERLAND 2.6%

Geberit AG	15,590	4,209,740
Inficon Holding AG	4,756	1,525,117
Partners Group Holding AG	26,421	6,477,067
Sika AG	1,431	4,171,080
Zehnder Group AG	33,835	1,507,769
Total		17,890,773

TAIWAN 6.3%

Advantech Co., Ltd.	447,000	2,502,379
CHC Healthcare Group	23,666	76,058
Chipbond Technology Corp.	969,374	2,001,646
Chroma ATE, Inc.	641,000	1,441,962
CTCI Corp.	1,848,000	2,986,894
Delta Electronics, Inc.	651,000	3,161,263
Far EasTone Telecommunications Co., Ltd.	3,603,000	8,976,794
FLEXium Interconnect, Inc.	541,641	1,867,233
Ginko International Co., Ltd.	160,000	2,960,314
Lite-On Technology Corp.	1,232,085	2,100,137
Lung Yen Life Service Corp.	250,000	759,987

Issuer	Shares	Value

Common Stocks (continued)

TAIWAN (CONTINUED)

PChome Online, Inc.	175,000	$1,006,891
President Chain Store Corp.	223,500	1,614,357
Radiant Opto-Electronics Corp.	349,000	1,244,747
St. Shine Optical Co., Ltd.	188,000	5,180,671
Taiwan Hon Chuan Enterprise Co., Ltd.	722,000	1,567,571
Taiwan Mobile Co., Ltd.	1,360,000	4,823,806
Total		44,272,710

THAILAND 1.1%

Airports of Thailand PCL	380,800	2,298,598
Home Product Center PCL, Foreign Registered Shares	9,000,000	3,520,423
Robinson Department Store PCL, Foreign Registered Shares	1,400,000	2,130,683
Total		7,949,704

TURKEY 0.3%

Bizim Toptan Satis Magazalari AS	155,687	2,011,550

UNITED KINGDOM 10.1%

Abcam PLC	346,000	2,834,307
Aggreko PLC	74,054	1,922,973
Babcock International Group PLC	197,688	3,827,646
Cable & Wireless Communications PLC	2,941,169	1,886,967
Charles Taylor PLC	1,790,000	6,085,449
Croda International PLC	83,200	3,576,088
Domino’s Pizza Group PLC	304,851	2,882,178
Elementis PLC	656,753	2,548,534
Fidessa Group PLC	61,325	1,973,669
Foxtons Group PLC (a)	132,000	576,976
Halfords Group PLC	404,000	2,574,286
Intertek Group PLC	14,000	749,065
Jardine Lloyd Thompson Group PLC	421,899	6,454,470
Ocado Group PLC (a)	164,628	1,055,405
PureCircle Ltd. (a)	255,839	1,408,205
Rightmove PLC	55,000	2,109,347
Rowan Companies PLC, Class A (a)	89,110	3,272,119
Shaftesbury PLC	301,717	2,881,855
Smith & Nephew PLC	229,000	2,858,315
Smiths News PLC	934,000	3,099,710
Spirax-Sarco Engineering PLC	106,367	5,191,759
Telecity Group PLC	341,789	4,592,577
Telecom Plus PLC	5,118	104,895
Tullow Oil PLC	35,286	584,955
WH Smith PLC	281,091	3,763,334

Issuer	Shares	Value

Common Stocks (continued)

UNITED KINGDOM (CONTINUED)

Whitbread PLC	40,000	$1,919,369
Total		70,734,453

UNITED STATES 2.3%

Atwood Oceanics, Inc. (a)	88,068	4,847,263
Aveva Group PLC	50,929	2,142,025
FMC Technologies, Inc. (a)	51,258	2,840,718
Hornbeck Offshore Services, Inc. (a)	37,196	2,136,538
Textainer Group Holdings Ltd.	117,689	4,456,883
Total		16,423,427

Total Common Stocks (Cost: $531,997,877)		$669,472,598

	Shares	Value

Mutual Funds 0.1%

Samui Airport Property Fund Leasehold	900,000	$485,886

Total Mutual Funds (Cost: $509,537)		$485,886

Money Market Funds 4.7%

Columbia Short-Term Cash Fund, 0.089% (b)(c)	32,594,706	32,594,706

Total Money Market Funds (Cost: $32,594,706)		$32,594,706

Total Investments
(Cost: $565,102,120) (d)		$702,553,190(e)
Other Assets & Liabilities, Net		(3,348,509)

Net Assets		$699,204,681

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	20,706,915	102,722,633	(90,834,842)	32,594,706	20,468	32,594,706

(d)

At September 30, 2013, the cost of securities for federal income tax purposes was approximately $565,102,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$160,649,000
Unrealized Depreciation	(23,198,000)
Net Unrealized Appreciation	$137,451,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.
(f)

Identifies issues considered to be illiquid and restricted as to their marketability. The aggregate value of such securities at September 30, 2013 was $2,641,179, representing 0.38% of net assets. Information concerning such security holdings at September 30, 2013 is as follows:

Security	Acquisition Dates	Shares/Units	Cost	Value
Archipelago Resources PLC	05-18-10 - 09-26-13	2,837,329	$2,069,240	$2,641,179

(g)	Units represent shares of security and related put options received through company restructuring. Additional information on the purchased options received is as follow:

Security	Option Shares	Exercise Price		Expiration Date
Archipelago Resources PLC	2,837,329	GBP	0.58	October 31, 2014*

GBP - British Pound

*Archipelago Resources is expected to restructure into a new company during 2014. From January 31, 2014, the option is exercisable until the earlier of (i) the date the company is restructured and prices the shares for its initial public offering or (ii) August 13, 2014, subject to extension until the date the company is restructured and prices the shares for its initial public offering (but not later than September 26, 2016).  After August 13, 2014, the valuation of the option will fluctuate based upon its fair market value as determined in accordance with the put option agreement.

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated June 30, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	10,663,759	104,052,563	—	114,716,322
Consumer Staples	4,048,663	46,198,605	—	50,247,268
Energy	22,710,570	6,976,051	—	29,686,621
Financials	6,400,374	107,110,296	—	113,510,670
Health Care	11,506,289	33,732,443	—	45,238,732
Industrials	19,490,556	113,089,344	—	132,579,900
Information Technology	6,175,611	94,966,816	—	101,142,427
Materials	16,611,904	46,775,990	—	63,387,894
Telecommunication Services	—	17,803,107	—	17,803,107
Utilities	—	1,159,657	—	1,159,657
Total Equity Securities	97,607,726	571,864,872	—	669,472,598
Mutual Funds
Equity Funds	—	485,886	—	485,886
Money Market Funds	32,594,706	—	—	32,594,706
Total Mutual Funds	32,594,706	485,886	—	33,080,592
Total	130,202,432	572,350,758	—	702,553,190

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – Columbia Wanger U.S. Equities Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.4%
CONSUMER DISCRETIONARY 15.6%
Auto Components 2.2%
Dorman Products, Inc.	116,000	$5,747,800
Drew Industries, Inc.	218,000	9,927,720
Total		15,675,520
Distributors 1.0%
Pool Corp.	131,000	7,353,030
Hotels, Restaurants & Leisure 6.0%
Bally Technologies, Inc. (a)	136,000	9,800,160
Choice Hotels International, Inc.	131,000	5,657,890
Domino’s Pizza, Inc.	101,000	6,862,950
Fiesta Restaurant Group, Inc. (a)	173,000	6,515,180
Life Time Fitness, Inc. (a)	162,000	8,338,140
Vail Resorts, Inc.	88,000	6,105,440
Total		43,279,760
Household Durables 0.8%
Cavco Industries, Inc. (a)	101,000	5,751,950
Internet & Catalog Retail 1.4%
HomeAway, Inc. (a)	66,000	1,848,000
RetailMeNot, Inc. (a)	45,776	1,628,252
Shutterfly, Inc. (a)	112,000	6,258,560
Total		9,734,812
Specialty Retail 3.6%
DSW, Inc., Class A	27,000	2,303,640
GNC Holdings, Inc., Class A	199,000	10,871,370
Pier 1 Imports, Inc.	463,000	9,037,760
Select Comfort Corp. (a)	139,000	3,384,650
Total		25,597,420
Textiles, Apparel & Luxury Goods 0.6%
Steven Madden Ltd. (a)	86,000	4,629,380
TOTAL CONSUMER DISCRETIONARY		112,021,872
CONSUMER STAPLES 2.0%
Food & Staples Retailing 1.7%
Casey’s General Stores, Inc.	163,000	11,980,500
Food Products 0.3%
B&G Foods, Inc.	60,000	2,073,000
TOTAL CONSUMER STAPLES		14,053,500

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 5.2%
Energy Equipment & Services 2.3%
Atwood Oceanics, Inc. (a)	40,000	$2,201,600
Core Laboratories NV	22,000	3,722,620
Gulfmark Offshore, Inc., Class A	67,000	3,409,630
Hornbeck Offshore Services, Inc. (a)	72,000	4,135,680
ShawCor Ltd.	71,000	2,994,263
Total		16,463,793
Oil, Gas & Consumable Fuels 2.9%
Carrizo Oil & Gas, Inc. (a)	27,226	1,015,802
Laredo Petroleum Holdings, Inc. (a)	160,000	4,748,800
PDC Energy, Inc. (a)	85,000	5,060,900
Rosetta Resources, Inc. (a)	83,000	4,520,180
SM Energy Co.	67,000	5,171,730
Total		20,517,412
TOTAL ENERGY		36,981,205
FINANCIALS 16.1%
Capital Markets 2.2%
Eaton Vance Corp.	120,000	4,659,600
SEI Investments Co.	371,000	11,467,610
Total		16,127,210
Commercial Banks 7.1%
Associated Banc-Corp.	387,000	5,994,630
City National Corp.	108,577	7,237,743
First Busey Corp.	692,000	3,605,320
Hancock Holding Co.	122,918	3,857,167
Lakeland Financial Corp.	170,000	5,550,500
MB Financial, Inc.	256,000	7,229,440
SVB Financial Group (a)	86,000	7,427,820
TCF Financial Corp.	271,000	3,869,880
Valley National Bancorp	255,249	2,539,727
ViewPoint Financial Group, Inc.	179,000	3,699,930
Total		51,012,157
Diversified Financial Services 0.6%
Leucadia National Corp.	148,000	4,031,520
Insurance 1.9%
Allied World Assurance Co. Holdings AG	41,000	4,074,990
Enstar Group Ltd. (a)	40,000	5,464,000
Selective Insurance Group, Inc.	156,000	3,822,000
Total		13,360,990
Real Estate Investment Trusts (REITs) 2.6%
Coresite Realty Corp.	89,000	3,020,660

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Education Realty Trust, Inc.	798,000	$7,261,800
Kite Realty Group Trust	810,000	4,803,300
Summit Hotel Properties, Inc.	426,000	3,914,940
Total		19,000,700
Real Estate Management & Development 0.9%
Kennedy-Wilson Holdings, Inc.	100,000	1,856,000
St. Joe Co. (The) (a)	219,000	4,296,780
Total		6,152,780
Thrifts & Mortgage Finance 0.8%
Simplicity Bancorp, Inc.	106,541	1,656,713
TrustCo Bank Corp.	666,700	3,973,532
Total		5,630,245
TOTAL FINANCIALS		115,315,602
HEALTH CARE 13.2%
Biotechnology 6.5%
Alnylam Pharmaceuticals, Inc. (a)	69,506	4,449,079
Ariad Pharmaceuticals, Inc. (a)	233,000	4,287,200
BioMarin Pharmaceutical, Inc. (a)	39,717	2,868,362
Cepheid, Inc. (a)	291,000	11,360,640
Coronado Biosciences, Inc. (a)	128,000	898,560
InterMune, Inc. (a)	158,000	2,428,460
Ophthotech Corp. (a)	13,273	394,341
Sarepta Therapeutics, Inc. (a)	46,000	2,172,580
Seattle Genetics, Inc. (a)	203,000	8,897,490
Synageva Biopharma Corp. (a)	135,000	8,546,850
Total		46,303,562
Health Care Equipment & Supplies 1.2%
Sirona Dental Systems, Inc. (a)	134,000	8,968,620
Health Care Providers & Services 1.2%
Envision Healthcare Holdings, Inc. (a)	56,000	1,457,680
HealthSouth Corp.	198,000	6,827,040
Total		8,284,720
Health Care Technology 0.9%
Allscripts-Misys Healthcare Solutions, Inc. (a)	431,000	6,408,970
Life Sciences Tools & Services 2.4%
Mettler-Toledo International, Inc. (a)	72,000	17,286,480

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals 1.0%
Akorn, Inc. (a)	376,000	$7,399,680
TOTAL HEALTH CARE		94,652,032
INDUSTRIALS 32.0%
Aerospace & Defense 3.2%
HEICO Corp., Class A	240,000	12,033,600
Moog, Inc., Class A (a)	190,000	11,147,300
Total		23,180,900
Air Freight & Logistics 0.9%
Forward Air Corp.	166,000	6,698,100
Commercial Services & Supplies 3.9%
KAR Auction Services, Inc.	200,000	5,642,000
Knoll, Inc.	308,000	5,217,520
McGrath Rentcorp	328,000	11,709,600
Mobile Mini, Inc. (a)	150,000	5,109,000
Total		27,678,120
Electrical Equipment 6.0%
Acuity Brands, Inc.	91,500	8,419,830
AMETEK, Inc.	255,989	11,780,614
Generac Holdings, Inc.	184,000	7,845,760
II-VI, Inc. (a)	549,000	10,332,180
Thermon Group Holdings, Inc. (a)	184,000	4,252,240
Total		42,630,624
Machinery 8.0%
Donaldson Co., Inc.	350,000	13,345,500
ESCO Technologies, Inc.	220,000	7,310,600
Kennametal, Inc.	235,000	10,716,000
Middleby Corp. (The) (a)	30,000	6,267,300
Nordson Corp.	185,000	13,621,550
Toro Co. (The)	106,800	5,804,580
Total		57,065,530
Marine 1.2%
Kirby Corp. (a)	97,000	8,395,350
Professional Services 0.8%
Insperity, Inc.	102,000	3,835,200
RPX Corp. (a)	114,155	2,001,137
Total		5,836,337
Road & Rail 2.2%
Avis Budget Group, Inc. (a)	373,500	10,768,005

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail (continued)
Hertz Global Holdings, Inc. (a)	238,000	$5,274,080
Total		16,042,085
Trading Companies & Distributors 5.8%
CAI International, Inc. (a)	321,100	7,471,997
H&E Equipment Services, Inc. (a)	290,877	7,725,693
MRC Global, Inc. (a)	143,000	3,832,400
Rush Enterprises, Inc., Class A (a)	240,100	6,365,051
Rush Enterprises, Inc., Class B (a)	100,000	2,277,000
Textainer Group Holdings Ltd.	182,000	6,892,340
WESCO International, Inc. (a)	91,000	6,964,230
Total		41,528,711
TOTAL INDUSTRIALS		229,055,757
INFORMATION TECHNOLOGY 11.2%
Communications Equipment 1.5%
CalAmp Corp. (a)	85,583	1,508,828
Finisar Corp. (a)	210,800	4,770,404
Ixia (a)	299,000	4,685,330
Total		10,964,562
Electronic Equipment, Instruments & Components 1.0%
IPG Photonics Corp.	133,000	7,489,230
Internet Software & Services 1.7%
Liquidity Services, Inc. (a)	118,000	3,960,080
SPS Commerce, Inc. (a)	117,000	7,829,640
Total		11,789,720
IT Services 1.4%
Blackhawk Network Holdings, Inc. (a)	175,000	4,205,250
WEX, Inc. (a)	66,000	5,791,500
Total		9,996,750
Semiconductors & Semiconductor Equipment 0.5%
Ultratech, Inc. (a)	109,000	3,302,700
Software 5.1%
ANSYS, Inc. (a)	98,000	8,478,960

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Concur Technologies, Inc. (a)	40,000	$4,420,000
Exa Corp. (a)	243,000	3,764,070
Informatica Corp. (a)	250,000	9,742,500
MICROS Systems, Inc. (a)	86,000	4,294,840
Solera Holdings, Inc.	115,000	6,080,050
Total		36,780,420
TOTAL INFORMATION TECHNOLOGY		80,323,382
MATERIALS 2.2%
Chemicals 1.3%
PolyOne Corp.	297,000	9,120,870
Construction Materials 0.9%
Caesarstone Sdot-Yam Ltd. (a)	140,672	6,425,897
TOTAL MATERIALS		15,546,767
TELECOMMUNICATION SERVICES 1.9%
Diversified Telecommunication Services 1.5%
tw telecom, Inc. (a)	366,469	10,944,597
Wireless Telecommunication Services 0.4%
Boingo Wireless, Inc. (a)	347,000	2,429,000
TOTAL TELECOMMUNICATION SERVICES		13,373,597
Total Common Stocks (Cost: $483,987,095)		$711,323,714

	Shares	Value

Money Market Funds 0.5%
Columbia Short-Term Cash Fund, 0.089% (b)(c)	3,719,354	$3,719,354
Total Money Market Funds (Cost: $3,719,354)		$3,719,354
Total Investments (Cost: $487,706,449)		$715,043,068(d)
Other Assets & Liabilities, Net		990,978
Net Assets		$716,034,046

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2013.

(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	8,771,263	140,168,794	(145,220,703)	3,719,354	6,743	3,719,354

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	112,021,872	—	—	112,021,872
Consumer Staples	14,053,500	—	—	14,053,500
Energy	36,981,205	—	—	36,981,205
Financials	115,315,602	—	—	115,315,602
Health Care	94,652,032	—	—	94,652,032
Industrials	229,055,757	—	—	229,055,757
Information Technology	80,323,382	—	—	80,323,382
Materials	15,546,767	—	—	15,546,767
Telecommunication Services	13,373,597	—	—	13,373,597
Total Equity Securities	711,323,714	—	—	711,323,714
Mutual Funds
Money Market Funds	3,719,354	—	—	3,719,354
Total Mutual Funds	3,719,354	—	—	3,719,354
Total	715,043,068	—	—	715,043,068

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – Conservative Portfolio

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 17.6%
Global Real Estate 0.1%
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1 (a)	268,249	$3,151,925
International 3.8%
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	573,127	7,611,129
Variable Portfolio – DFA International Value Fund, Class 1 (a)	564,522	6,192,810
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	1,672,710	21,577,957
Variable Portfolio – Mondrian International Small Cap Fund, Class 1 (a)	898,616	11,708,966
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	2,157,822	26,325,423
Variable Portfolio – Pyrford International Equity Fund, Class 1 (a)	2,356,452	24,130,066
Total		97,546,351
U.S. Large Cap 10.9%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 (a)(b)	2,141,379	27,773,687
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	2,449,257	41,196,495
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 (a)(b)	2,284,388	21,633,159
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1 (a)(b)	237,084	6,621,766
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	461,446	6,718,653
Variable Portfolio – American Century Growth Fund, Class 1 (a)(b)	678,960	10,340,568
Variable Portfolio – Holland Large Cap Growth Fund, Class 1 (a)(b)	2,155,857	33,976,299
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	2,809,057	43,231,395
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	2,173,672	34,061,433
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	1,409,257	22,491,746
Variable Portfolio – Sit Dividend Growth Fund, Class 1 (a)(b)	2,749,681	34,673,473
Total		282,718,674
U.S. Mid Cap 1.4%
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Class 1 (a)(b)	372,378	6,289,471

	Shares	Value

Equity Funds (continued)
U.S. Mid Cap (continued)
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1 (a)(b)	326,724	$4,845,312
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	526,744	8,491,117
Variable Portfolio – Victory Established Value Fund, Class 1 (a)(b)	1,015,988	15,392,217
Total		35,018,117
U.S. Small Cap 1.4%
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1 (a)(b)	282,430	4,798,481
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)	383,854	6,556,228
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)	1,209,693	24,992,259
Total		36,346,968
Total Equity Funds (Cost: $376,055,093)		$454,782,035

Fixed-Income Funds 74.2%
Emerging Markets 0.3%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 (a)	813,014	7,731,762
Floating Rate 0.9%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 (a)	2,356,517	23,164,566
Global Bond 0.4%
Columbia Variable Portfolio – Global Bond Fund, Class 1 (a)	824,316	8,861,393
High Yield 0.9%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)	2,783,077	23,544,830
Inflation Protected Securities 3.5%
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1 (a)	10,331,349	91,639,069
Investment Grade 66.5%
Columbia Variable Portfolio – Core Bond Fund, Class 1 (a)(b)	21,726,725	209,011,098
Columbia Variable Portfolio – Diversified Bond Fund, Class 1 (a)	10,795,267	107,952,666
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	20,691,871	214,367,788
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 (a)	20,285,216	207,517,761
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	32,103,395	340,295,987

	Shares	Value

Fixed-Income Funds (continued)
Investment Grade (continued)
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)	31,939,196	$339,833,050
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund, Class 1 (a)	7,257,202	73,297,737
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 (a)	22,673,975	229,007,145
Total		1,721,283,232
Multisector 1.7%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 (a)	4,965,478	43,001,038
Total Fixed-Income Funds (Cost: $1,945,839,601)		$1,919,225,890

Alternative Investment Funds 1.7%
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1(a)(b)	412,233	3,874,989
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1(a)	633,343	6,384,098

	Shares	Value

Alternative Investment Funds (continued)
Variable Portfolio – Eaton Vance Global Macro Advantage Fund, Class 1(a)(b)	3,303,717	$32,145,163
Variable Portfolio – Goldman Sachs Commodity Strategy Fund, Class 1(a)(b)	361,763	3,147,343
Total Alternative Investment Funds (Cost: $46,232,585)		$45,551,593

Money Market Funds 6.5%
Columbia Variable Portfolio – Cash Management Fund, Class 1, 0.010%(a)(c)	167,858,769	167,858,769
Total Money Market Funds (Cost: $167,858,769)		$167,858,769
Total Investments (Cost: $2,535,986,048)		$2,587,418,287(d)
Other Assets and Liabilities		(19,554)
Net Assets		$2,587,398,733

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	—	4	(4)	—	—	—	—	—
Columbia Variable Portfolio – Cash Management Fund, Class 1	198,169,234	13,266	(30,323,731)	—	167,858,769	—	13,242	167,858,769
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1	—	4,000,000	—	—	4,000,000	—	—	3,874,989
Columbia Variable Portfolio – Contrarian Core Fund, Class 1	14,847,058	9,106,144	(1,625,946)	287,165	22,614,421	—	—	27,773,687
Columbia Variable Portfolio – Core Bond Fund, Class 1	—	237,000,001	(25,000,000)	(987,984)	211,012,017	—	—	209,011,098
Columbia Variable Portfolio – Diversified Bond Fund, Class 1	354,327,308	27,783,070	(263,209,984)	(2,829,049)	116,071,345	5,285,065	5,445,369	107,952,666
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1	41,434,067	8,000,000	(24,530,949)	7,564,979	32,468,097	—	—	41,196,495
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1	32,136,453	7,986,287	(32,934,861)	556,165	7,744,044	120,905	865,381	7,731,762
Columbia Variable Portfolio – Global Bond Fund, Class 1	81,311,050	28,951,775	(97,124,068)	(4,342,123)	8,796,634	359,247	3,519,377	8,861,393
Columbia Variable Portfolio – Income Opportunities Fund, Class 1	39,940,109	13,833,064	(25,004,254)	(2,976,547)	25,792,372	3,286,939	4,546,125	23,544,830

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1	—	24,912,287	(5,810,934)	465,551	19,566,904	—	—	21,633,159
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1	—	6,306,144	(35,268)	949	6,271,825	—	—	6,621,766
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1	258,936,755	8,500,231	(57,728,827)	3,103,389	212,811,548	2,779,982	5,683,330	214,367,788
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Class 1	6,997,748	6,000,000	(8,155,612)	1,172,634	6,014,770	—	—	6,289,471
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1	18,145,431	18,000,000	(38,697,703)	7,362,935	4,810,663	—	—	4,845,312
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1	26,275,812	11,212,287	(34,800,900)	3,863,505	6,550,704	—	—	6,718,653
Columbia Variable Portfolio – Strategic Income Fund, Class 1	53,262,017	2,904,941	(16,025,785)	2,208,251	42,349,424	1,051,337	1,853,604	43,001,038
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1	182,310,562	37,918,990	(9,087,392)	133,815	211,275,975	—	1,532,173	207,517,761
Variable Portfolio – American Century Diversified Bond Fund, Class 1	406,293,037	19,232,344	(86,754,164)	5,732,094	344,503,311	6,813,889	7,253,333	340,295,987
Variable Portfolio – American Century Growth Fund, Class 1	38,670,191	10,000,000	(53,509,605)	14,647,409	9,807,995	—	—	10,340,568
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1	9,178,428	1,595,361	(4,469,652)	185,390	6,489,527	59,838	292,396	6,384,098
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1	234,318,351	6,338,233	(136,260,343)	(7,909,113)	96,487,128	6,235,588	8,928	91,639,069
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1	10,065,743	400,493	(4,613,826)	316,968	6,169,378	155,979	244,515	7,611,129
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1	15,528,721	15,000,000	(32,186,999)	6,334,214	4,675,936	—	—	4,798,481
Variable Portfolio – DFA International Value Fund, Class 1	36,960,164	5,214,232	(40,644,228)	4,094,763	5,624,931	—	214,232	6,192,810
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1	96,109,164	14,751,508	(90,951,228)	3,304,051	23,213,495	429,821	2,321,686	23,164,566
Variable Portfolio – Eaton Vance Global Macro Advantage Fund, Class 1	42,566,827	—	(10,068,970)	26,367	32,524,224	—	—	32,145,163
Variable Portfolio – Goldman Sachs Commodity Strategy Fund, Class 1	12,538,534	43,065,554	(50,358,604)	(2,026,650)	3,218,834	—	—	3,147,343
Variable Portfolio – Holland Large Cap Growth Fund, Class 1	39,620,584	2,000,000	(22,976,664)	6,775,975	25,419,895	—	—	33,976,299
Variable Portfolio – Invesco International Growth Fund, Class 1	39,789,417	12,849,703	(37,299,583)	4,307,197	19,646,734	347,940	501,763	21,577,957

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1	395,276,327	12,262,726	(73,165,410)	4,677,587	339,051,230	654,260	7,979,639	339,833,050
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1	26,089,594	12,000,000	(40,202,642)	10,211,625	8,098,577	—	—	8,491,117
Variable Portfolio – MFS Value Fund, Class 1	43,008,277	8,000,000	(29,357,983)	10,526,669	32,176,963	—	—	43,231,395
Variable Portfolio – Mondrian International Small Cap Fund, Class 1	13,323,359	644,361	(4,226,704)	439,333	10,180,349	258,638	385,723	11,708,966
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1	16,547,984	10,465,120	(25,883,717)	1,878,572	3,007,959	324,754	640,366	3,151,925
Variable Portfolio – NFJ Dividend Value Fund, Class 1	42,323,785	1,000,000	(28,999,932)	10,769,267	25,093,120	—	—	34,061,433
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1	40,614,313	8,000,000	(40,969,656)	10,350,403	17,995,060	—	—	22,491,746
Variable Portfolio – Partners Small Cap Growth Fund, Class 1	10,837,844	5,000,000	(13,845,382)	3,994,101	5,986,563	—	—	6,556,228
Variable Portfolio – Partners Small Cap Value Fund, Class 1	33,836,937	5,000,000	(28,066,238)	7,498,571	18,269,270	—	—	24,992,259
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund, Class 1	138,080,844	16,762,046	(78,495,090)	(1,089,015)	75,258,785	1,742,000	995,123	73,297,737
Variable Portfolio – Pyramis® International Equity Fund, Class 1	35,259,562	6,214,289	(21,568,005)	2,247,753	22,153,599	592,420	621,869	26,325,423
Variable Portfolio – Pyrford International Equity Fund, Class 1	—	23,169,448	—	—	23,169,448	—	169,447	24,130,066
Variable Portfolio – Sit Dividend Growth Fund, Class 1	21,754,901	9,106,144	(3,784,338)	1,023,376	28,100,083	—	—	34,673,473
Variable Portfolio – Victory Established Value Fund, Class 1	27,895,613	4,000,000	(30,905,786)	11,192,022	12,181,849	—	—	15,392,217
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1	191,073,514	59,892,016	(19,878,651)	385,414	231,472,293	1,856,975	2,080,019	229,007,145
Total	3,325,655,619	764,392,069	(1,679,539,618)	125,477,978	2,535,986,048	32,355,577	47,167,640	2,587,418,287

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Notes to Portfolio of Investments

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	$454,782,035	—	—	454,782,035
Fixed-Income Funds	1,919,225,890	—	—	1,919,225,890
Alternative Investment Funds	45,551,593	—	—	45,551,593
Money Market Funds	167,858,769	—	—	167,858,769
Total Mutual Funds	2,587,418,287	—	—	2,587,418,287

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – DFA International Value Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.2%

AUSTRALIA 6.1%

Alumina Ltd. (a)	858,644	$820,513
Asciano Ltd.	459,351	2,502,457
Bank of Queensland Ltd.	152,180	1,535,359
Beach Energy Ltd	5,042	6,289
Bendigo and Adelaide Bank Ltd.	224,280	2,098,465
BlueScope Steel Ltd. (a)	70,466	307,889
Boral Ltd.	393,776	1,767,239
Echo Entertainment Group Ltd.	361,800	937,482
Fairfax Media Ltd.	661,928	331,229
GrainCorp Ltd., Class A	52,752	608,657
Harvey Norman Holdings Ltd.	287,196	853,512
Incitec Pivot Ltd.	713,769	1,792,144
Lend Lease Group	240,250	2,278,433
Macquarie Group Ltd.	178,469	7,995,639
New Hope Corp., Ltd.	9,524	34,596
Newcrest Mining Ltd.	226,929	2,495,780
Origin Energy Ltd.	592,375	7,800,354
OZ Minerals Ltd.	160,557	666,033
Primary Health Care Ltd	111,810	502,750
Qantas Airways Ltd. (a)	491,365	677,367
Santos Ltd.	529,144	7,456,591
Seven Group Holdings Ltd.	57,060	435,518
Sims Metal Management Ltd.	85,319	758,110
Suncorp Group Ltd.	617,912	7,556,798
Tabcorp Holdings Ltd	57,551	176,184
Tatts Group Ltd.	655,625	1,896,366
Toll Holdings Ltd.	354,237	1,929,500
Treasury Wine Estates Ltd.	336,660	1,390,112
Wesfarmers Ltd.	428,424	16,458,519
Woodside Petroleum Ltd.	15,237	545,235
Total		74,615,120

AUSTRIA 0.2%

Erste Group Bank AG	47,320	1,495,435
Raiffeisen Bank International AG	25,222	825,401
Total		2,320,836

BELGIUM 1.9%

Ageas	92,290	3,738,146
Belgacom SA	52,929	1,407,039
D’ieteren SA/NV	61	2,831
Delhaize Group SA	87,793	5,533,532
KBC Groep NV	96,304	4,731,296
Solvay SA	30,685	4,601,629
UCB SA	51,848	3,155,715
Total		23,170,188

Issuer	Shares	Value

Common Stocks (continued)

CANADA 10.1%

AuRico Gold, Inc.	93,317	$356,037
Barrick Gold Corp.	323,695	6,027,201
Blackberry Ltd. (a)	169,400	1,332,110
Bonavista Energy Corp.	56,781	712,760
Cameco Corp.	86,882	1,567,174
Canadian Natural Resources Ltd.	241,512	7,593,137
Canadian Natural Resources Ltd.	177,334	5,572,838
Canadian Tire Corp., Ltd., Class A	39,572	3,504,833
Eldorado Gold Corp.	159,436	1,075,754
Empire Co., Ltd., Class A	15,249	1,100,984
Enerplus Corp.	108,697	1,799,217
Ensign Energy Services, Inc.	52,725	902,936
Fairfax Financial Holdings Ltd.	2,631	1,063,996
First Quantum Minerals Ltd.	3,262	60,740
Genworth MI Canada, Inc.	8,600	241,874
George Weston Ltd.	968	76,130
Goldcorp, Inc.	76,355	1,985,994
Goldcorp, Inc.	248,312	6,460,620
Husky Energy, Inc.	123,463	3,550,288
IAMGOLD Corp.	83,073	396,795
Industrial Alliance Insurance & Financial Services, Inc.	10,598	447,769
Kinross Gold Corp.	502,300	2,530,884
Lightstream Resources Ltd.	42,668	307,360
Loblaw Companies Ltd.	1,100	48,601
Lundin Mining Corp. (a)	256,111	1,126,336
Magna International, Inc.	128,093	10,564,051
Manulife Financial Corp.	548,594	9,075,328
Pan American Silver Corp.	6,100	64,355
Pan American Silver Corp.	29,214	308,576
Pengrowth Energy Corp.	175,420	1,032,033
Penn West Petroleum Ltd.	217,479	2,413,266
Precision Drilling Corp.	106,100	1,052,708
Quebecor, Inc., Class B	18,610	441,379
Sun Life Financial, Inc.	194,126	6,200,423
Suncor Energy, Inc.	613,285	21,928,340
Talisman Energy, Inc.	408,100	4,683,017
Teck Resources Ltd.	200	5,685
Teck Resources Ltd., Class B	218,255	5,865,054
Thomson Reuters Corp.	134,755	4,712,271
TransAlta Corp.	42,642	553,905
Uranium One, Inc. (a)	261,200	722,703
Yamana Gold, Inc.	334,663	3,479,676
Total		122,945,138

DENMARK 1.8%

AP Moller - Maersk A/S, Class A	299	2,585,899
AP Moller - Maersk A/S, Class B	652	5,978,233

Issuer	Shares	Value

Common Stocks (continued)

DENMARK (CONTINUED)

Carlsberg A/S, Class B	52,345	$5,392,966
Danske Bank AS (a)	187,675	4,040,743
FLSmidth & Co. A/S	4,694	252,874
H Lundbeck A/S	33,898	739,065
Rockwool International A/S, Class B	957	155,013
TDC A/S	246,735	2,087,789
Total		21,232,582

FINLAND 0.6%

Fortum OYJ	10,036	226,196
Kesko OYJ, Class A	513	16,240
Kesko OYJ, Class B	21,904	657,256
Neste Oil OYJ	53,005	1,172,423
Stora Enso OYJ, Class R	240,830	2,041,181
UPM-Kymmene OYJ	269,838	3,734,466
Total		7,847,762

FRANCE 11.4%

Alcatel-Lucent (a)	873,448	3,128,995
ArcelorMittal	471,632	6,482,563
AXA SA	518,610	12,014,930
BNP Paribas SA	328,510	22,221,245
Bollore SA	2,811	1,469,046
Bouygues SA	85,312	3,113,303
Cap Gemini SA	1,470	87,443
Casino Guichard Perrachon SA	20,263	2,088,034
CGG (a)	60,098	1,385,007
Cie de St. Gobain	178,773	8,853,034
Cie Generale des Etablissements Michelin	690	76,516
Credit Agricole SA (a)	302,250	3,332,936
Electricite de France SA	75,493	2,387,817
Eramet	1,530	154,412
GDF Suez	595,276	14,954,781
Lafarge SA	81,301	5,663,287
Lagardere SCA	51,388	1,668,834
Natixis	447,955	2,144,085
Orange SA	696,826	8,737,899
Peugeot SA (a)	50,579	831,374
Renault SA	101,895	8,123,424
Rexel SA	44,035	1,119,968
Societe Generale SA	284,214	14,161,099
STMicroelectronics NV	241,899	2,230,885
Thales SA	25,675	1,411,434
Vallourec SA	11,244	673,411
Vivendi SA	463,132	10,654,454
Total		139,170,216

Issuer	Shares	Value

Common Stocks (continued)

GERMANY 8.7%

Allianz SE, Registered Shares	32,159	$5,055,434
Bayerische Motoren Werke AG	50,222	5,399,419
Celesio AG	18,214	410,023
Commerzbank AG (a)	338,399	3,895,906
Daimler AG, Registered Shares	430,749	33,577,420
Deutsche Bank AG, Registered Shares	401,884	18,452,803
Deutsche Lufthansa AG, Registered Shares (a)	57,310	1,117,622
Deutsche Telekom AG, Registered Shares	421,158	6,105,019
E.ON SE	737,248	13,115,630
HeidelbergCement AG	68,852	5,310,280
Muenchener Rueckversicherungs AG, Registered Shares	29,363	5,738,095
RWE AG	119,465	4,063,083
Salzgitter AG	4,828	200,617
Volkswagen AG	12,160	2,757,953
Total		105,199,304

HONG KONG 2.1%

Cathay Pacific Airways Ltd.	402,000	788,560
Cheung Kong Holdings Ltd.	129,000	1,963,807
FIH Mobile Ltd. (a)	612,000	379,419
Henderson Land Development Co., Ltd.	507,738	3,132,824
Hongkong & Shanghai Hotels (The)	122,750	185,603
Hopewell Holdings Ltd.	227,000	760,454
Hutchison Whampoa Ltd.	641,000	7,687,856
Kerry Properties Ltd.	118,000	504,021
New World Development Co., Ltd.	2,021,305	3,037,817
Orient Overseas International Ltd.	92,000	540,943
Sino Land Co., Ltd.	124,000	182,687
Sun Hung Kai Properties Ltd.	139,000	1,891,912
Wharf Holdings Ltd.	235,000	2,036,244
Wheelock & Co., Ltd.	441,000	2,339,464
Total		25,431,611

IRELAND —%

Bank of Ireland (a)	1,274,797	362,168

ISRAEL 0.5%

Bank Hapoalim BM	555,640	2,809,695
Bank Leumi Le-Israel BM (a)	379,223	1,409,691
Israel Discount Bank Ltd., Class A (a)	674,889	1,216,085
Total		5,435,471

Issuer	Shares	Value

Common Stocks (continued)

ITALY 1.1%

Banca Monte dei Paschi di Siena SpA (a)	2,312,349	$641,294
Fiat SpA (a)	687	5,474
Mediaset SpA (a)	140,209	569,046
Telecom Italia SpA	4,606,798	3,801,708
UniCredit SpA	1,123,446	7,161,554
Unione di Banche Italiane SCPA	309,893	1,567,115
Total		13,746,191

JAPAN 20.8%

77 Bank Ltd. (The)	154,000	760,050
Aeon Co., Ltd.	279,300	3,855,180
Aisin Seiki Co., Ltd.	17,000	728,809
Alfresa Holdings Corp.	18,500	955,217
Amada Co., Ltd.	162,000	1,464,070
Aoyama Trading Co., Ltd.	2,700	73,764
Asahi Glass Co., Ltd.	426,000	2,646,816
Asahi Kasei Corp.	208,000	1,570,920
Autobacs Seven Co., Ltd.	31,500	482,931
Azbil Corp.	4,900	113,991
Bank of Kyoto Ltd. (The)	115,000	1,013,136
Bank of Yokohama Ltd. (The)	434,000	2,489,034
Canon Marketing Japan, Inc.	21,000	279,571
Chiba Bank Ltd. (The)	267,000	1,955,362
Chugoku Bank Ltd. (The)	63,000	887,436
Citizen Holdings Co., Ltd.	109,300	769,489
Coca-Cola West Co., Ltd.	25,500	509,623
COMSYS Holdings Corp.	42,700	596,858
Cosmo Oil Company Ltd. (a)	256,000	480,511
Dai Nippon Printing Co., Ltd.	273,000	2,894,403
Daicel Corp.	50,000	452,318
Daido Steel Co., Ltd.	54,000	317,937
Denki Kagaku Kogyo KK	160,000	624,476
Fuji Media Holdings, Inc.	19,900	438,283
FUJIFILM Holdings Corp.	179,100	4,316,284
Fujitsu Ltd.	677,000	2,534,169
Fukuoka Financial Group, Inc.	326,000	1,476,126
Fukuyama Transporting Co., Ltd.	56,000	365,040
Furukawa Electric Co., Ltd.	342,000	791,021
Glory Ltd.	2,500	62,991
Gunma Bank Ltd. (The)	162,000	950,726
H2O Retailing Corp.	27,000	223,806
Hachijuni Bank Ltd. (The)	157,000	977,319
Hakuhodo DY Holdings, Inc.	11,800	87,929
Hiroshima Bank Ltd. (The)	105,000	448,094
Hitachi Chemical Co., Ltd.	28,300	456,853
Hitachi Transport System Ltd	7,000	97,513
Hokuhoku Financial Group, Inc.	284,000	597,507

Issuer	Shares	Value

Common Stocks (continued)

JAPAN (CONTINUED)

House Foods Group, Inc.	28,700	$446,157
Ibiden Co., Ltd.	45,200	741,805
Idemitsu Kosan Co., Ltd.	9,900	858,063
Inpex Corp.	329,200	3,890,684
Isetan Mitsukoshi Holdings Ltd.	156,200	2,322,225
ITOCHU Corp.	383,400	4,723,178
Iyo Bank Ltd. (The)	93,000	976,551
J Front Retailing Co., Ltd.	229,000	1,860,073
JFE Holdings, Inc.	192,200	5,011,259
Joyo Bank Ltd. (The)	77,000	414,218
JTEKT Corp.	46,600	640,905
JX Holdings, Inc.	882,000	4,583,746
K’s Holdings Corp.	8,300	227,173
Kajima Corp.	43,000	175,148
Kamigumi Co., Ltd.	103,000	876,886
Kaneka Corp.	116,000	758,865
Kawasaki Kisen Kaisha Ltd.	277,000	652,537
Kewpie Corp.	16,000	254,245
Kinden Corp.	59,000	636,718
Kobe Steel Ltd. (a)	1,067,000	1,988,907
Konica Minolta, Inc.	206,500	1,739,513
Kyocera Corp.	121,200	6,463,281
Kyowa Hakko Kirin Co., Ltd.	92,000	947,304
Lintec Corp.	1,100	23,466
Marubeni Corp.	174,000	1,376,062
Marui Group Co., Ltd.	93,200	875,689
Medipal Holdings Corp.	68,500	846,257
MEIJI Holdings Co., Ltd.	27,700	1,518,281
Mitsubishi Chemical Holdings Corp.	578,500	2,710,718
Mitsubishi Corp.	682,000	13,847,202
Mitsubishi Gas Chemical Co., Inc.	156,000	1,314,616
Mitsubishi Logistics Corp.	9,000	136,466
Mitsubishi Materials Corp.	237,000	982,030
Mitsubishi Tanabe Pharma Corp.	98,700	1,385,217
Mitsubishi UFJ Financial Group, Inc.	5,254,600	33,704,884
Mitsui & Co., Ltd.	761,100	11,098,309
Mitsui Chemicals, Inc.	381,000	1,048,332
Mitsui OSK Lines Ltd. (a)	477,000	2,160,744
Mizuho Financial Group, Inc.	1,009,300	2,194,171
MS&AD Insurance Group Holdings, Inc.	72,200	1,892,408
Nagase & Co., Ltd.	46,400	591,316
NEC Corp.	1,078,000	2,504,478
Nippon Electric Glass Co., Ltd.	156,000	837,743
Nippon Express Co., Ltd.	500,000	2,512,441
Nippon Meat Packers, Inc.	78,000	1,119,522
Nippon Paper Industries Co., Ltd.	41,100	651,791
Nippon Shokubai Co., Ltd.	57,000	662,413

Issuer	Shares	Value

Common Stocks (continued)

JAPAN (CONTINUED)

Nippon Steel & Sumitomo Metal Corp.	1,927,000	$6,563,435
Nippon Television Holdings, Inc.	19,300	358,175
Nippon Yusen KK	792,000	2,511,631
Nishi-Nippon City Bank Ltd. (The)	175,000	477,644
Nissan Motor Co., Ltd.	212,100	2,140,668
Nissan Shatai Co., Ltd.	22,000	383,757
Nisshin Seifun Group, Inc.	91,850	928,408
Nisshin Steel Holdings Co., Ltd	14,400	191,655
Nisshinbo Holdings, Inc.	61,000	505,065
NKSJ Holdings, Inc.	1,900	49,012
NOK Corp.	27,400	427,929
NTN Corp. (a)	201,000	911,999
NTT DoCoMo, Inc.	412,200	6,679,350
NTT DoCoMo, Inc.	4,034	65,431
Obayashi Corp.	278,000	1,663,544
Oji Holdings Corp.	325,000	1,528,089
Pola Orbis Holdings, Inc.	6,800	243,899
Ricoh Co., Ltd.	332,000	3,847,028
Rohm Co., Ltd.	41,400	1,707,204
Sankyo Co., Ltd.	17,200	841,043
Seiko Epson Corp.	54,000	891,604
Seino Holdings Corp.	62,000	634,635
Sekisui House Ltd.	270,000	3,642,161
Shiga Bank Ltd. (The)	35,000	199,003
Shimadzu Corp.	17,000	161,464
Shimizu Corp.	261,000	1,275,241
Shizuoka Bank Ltd. (The)	22,000	250,964
Showa Denko KK	502,000	682,354
Showa Shell Sekiyu KK	29,100	326,004
SKY Perfect JSAT Holdings, Inc.	70,400	366,940
Sojitz Corp.	524,100	1,029,188
Sony Corp.	487,800	10,470,562
Sumitomo Chemical Co., Ltd.	638,000	2,441,295
Sumitomo Corp.	435,400	5,884,727
Sumitomo Electric Industries Ltd.	312,200	4,540,795
Sumitomo Forestry Co., Ltd.	59,700	649,162
Sumitomo Heavy Industries Ltd.	229,000	1,044,336
Sumitomo Metal Mining Co., Ltd.	77,000	1,094,187
Suzuken Co., Ltd.	31,400	1,034,224
Suzuki Motor Corp.	58,600	1,412,369
T&D Holdings, Inc.	10,400	129,139
Taisei Corp.	74,000	364,222
Takashimaya Co., Ltd.	110,000	1,034,480
TDK Corp.	53,100	2,091,855
Teijin Ltd.	427,000	986,916
The Dai-ichi Life Insurance Co., Ltd.	66,300	949,478
Toho Holdings Co., Ltd.	6,700	122,374
Tokai Rika Co., Ltd.	18,900	401,991

Issuer	Shares	Value

Common Stocks (continued)

JAPAN (CONTINUED)

Tokyo Broadcasting System Holdings, Inc.	15,300	$208,192
Toppan Printing Co Ltd	238,000	1,923,500
Tosoh Corp.	223,000	922,472
Toyo Seikan Group Holdings Ltd.	65,700	1,294,772
Toyota Tsusho Corp.	8,200	215,014
Ube Industries Ltd.	179,000	338,130
UNY Group Holdings Co., Ltd.	89,400	577,687
Ushio, Inc.	26,900	335,028
Wacoal Holdings Corp.	45,000	479,960
Yamada Denki Co., Ltd.	391,900	1,159,174
Yamaguchi Financial Group, Inc.	94,000	924,842
Yamaha Corp.	65,600	939,916
Yamato Kogyo Co., Ltd.	13,000	483,773
Yamazaki Baking Co., Ltd	31,000	334,801
Total		253,203,457

MONGOLIA —%

Turquoise Hill Resources Ltd. (a)	23,648	104,459

NETHERLANDS 5.2%

Aegon NV	902,999	6,682,276
Akzo Nobel NV	73,198	4,810,186
ING Groep NV-CVA (a)	1,590,182	17,965,326
Koninklijke Ahold NV	71,326	1,235,598
Koninklijke DSM NV	72,450	5,467,222
Royal Dutch Shell PLC, ADR	2,752	180,751
Royal Dutch Shell PLC, ADR	88,142	6,068,577
Royal Dutch Shell PLC, Class A	649,518	21,422,724
Total		63,832,660

NEW ZEALAND —%

Auckland International Airport Ltd.	44,231	121,758
Contact Energy Ltd.	60,787	273,112
Total		394,870

NORWAY 0.8%

DNB ASA	376,574	5,717,575
Norsk Hydro ASA	419,043	1,737,287
Orkla ASA	14,398	104,874
Stolt-Nielsen Ltd.	3,206	83,706
Storebrand ASA (a)	52,518	291,007
Subsea 7 SA	80,532	1,674,053
Wilh Wilhelmsen ASA	6,100	57,822
Total		9,666,324

Issuer	Shares	Value

Common Stocks (continued)

PORTUGAL 0.1%

Banco Espirito Santo SA, Registered Shares (a)	280,446	$298,589
EDP Renovaveis SA (a)	60,895	316,429
Total		615,018

SINGAPORE 1.0%

CapitaLand Ltd.	1,107,000	2,729,624
DBS Group Holdings Ltd.	877	11,480
Golden Agri-Resources Ltd.	3,841,000	1,592,903
Hutchison Port Holdings Trust	280,000	218,540
Indofood Agri Resources Ltd.	21,000	13,237
Keppel Land Ltd.	358,000	1,010,562
Neptune Orient Lines Ltd. (a)	456,000	398,361
Noble Group Ltd.	1,750,000	1,299,139
Olam International Ltd.	423,000	516,793
OUE Ltd.	176,000	359,318
Singapore Airlines Ltd.	278,000	2,314,903
United Industrial Corp., Ltd.	20,000	48,617
Venture Corp., Ltd.	38,000	231,277
Wilmar International Ltd.	571,000	1,443,396
Total		12,188,150

SPAIN 1.2%

Acciona SA	10,232	582,141
Banco de Sabadell SA	732,193	1,843,409
Banco Popular Espanol SA (a)	106,808	573,502
Banco Santander SA	207,993	1,696,179
CaixaBank SA	303,158	1,330,453
Iberdrola SA	1,445,713	8,400,305
Repsol SA	1,125	27,890
Total		14,453,879

SWEDEN 2.7%

Boliden AB	140,490	2,105,153
Meda AB, Class A	77,757	935,257
Nordea Bank AB	915,382	11,038,652
Saab AB, Class B	82,657	1,652,703
Skandinaviska Enskilda Banken AB	9,980	98,531
Skandinaviska Enskilda Banken AB, Class A	567,563	6,014,135
SSAB AB, Class A	52,196	340,707
SSAB AB, Class B	24,533	135,134
Svenska Cellulosa AB SCA, Class A	21,080	533,339
Svenska Cellulosa AB, Class B	131,288	3,309,421
Tele2 AB, Class B	827	10,578
Telefonaktiebolaget LM Ericsson	1,702	21,584
Telefonaktiebolaget LM Ericsson, Class B	411,020	5,468,158

Issuer	Shares	Value

Common Stocks (continued)

SWEDEN (CONTINUED)

TeliaSonera AB	151,110	$1,157,772
Total		32,821,124

SWITZERLAND 8.4%

Adecco SA, Registered Shares	56,622	4,032,130
Alpiq Holding AG, Registered Shares	673	90,790
Aryzta AG	36,462	2,437,251
Baloise Holding AG, Registered Shares	13,271	1,467,463
Clariant AG, Registered Shares	85,476	1,441,377
Credit Suisse Group AG, Registered Shares	507,267	15,492,580
Givaudan SA	42	61,350
Glencore Xstrata PLC	3,157,195	17,209,364
Holcim Ltd., Registered Shares	104,322	7,763,444
Lonza Group AG, Registered Shares	8,095	662,387
Novartis AG, Registered Shares	61,288	4,710,030
Sulzer AG, Registered Shares	8,251	1,277,315
Swiss Life Holding AG, Registered Shares	6,968	1,319,093
Swiss Re AG	142,741	11,806,299
UBS AG, Registered Shares	1,180,146	24,141,871
Zurich Insurance Group AG	31,678	8,158,132
Total		102,070,876

UNITED KINGDOM 14.5%

Anglo American PLC	365,775	8,988,890
Aviva PLC	341,599	2,194,363
Barclays PLC	4,098,795	17,617,367
Barclays PLC ADR	32,674	556,765
BP PLC	4,954,144	34,735,783
Carnival PLC, ADR	76,164	2,582,721
Eurasian Natural Resources Corp. PLC	93,158	320,479
HSBC Holdings PLC, ADR	773,519	41,971,141
Inchcape PLC	12,952	128,010
International Consolidated Airlines Group SA (a)	383,148	2,098,403
Investec PLC	174,092	1,128,478
J Sainsbury PLC	362,233	2,295,832
Kazakhmys PLC	80,790	347,904
Kingfisher PLC	796,454	4,975,718
Lloyds Banking Group PLC (a)	10,715,415	12,764,067
Old Mutual PLC	765,456	2,324,734
Resolution Ltd.	530,892	2,731,369
Royal Bank of Scotland Group PLC, ADR (a)	363,625	4,214,414

Issuer	Shares	Value

Common Stocks (continued)

UNITED KINGDOM (CONTINUED)

Vedanta Resources PLC	13,780	$241,378
Vodafone Group PLC	9,097,344	31,811,830
Vodafone Group PLC, ADR	42,635	1,499,899
Wm Morrison Supermarkets PLC	66,127	299,749
Total		175,829,294

Total Common Stocks (Cost: $1,037,137,201)		$1,206,656,698

	Shares	Value

Money Market Funds 0.4%

Columbia Short-Term Cash Fund, 0.089% (b)(c)	5,020,004	$5,020,004

Total Money Market Funds (Cost: $5,020,004)		$5,020,004

Total Investments (Cost: $1,042,157,205) (d)		$1,211,676,702(e)
Other Assets & Liabilities, Net		5,029,645
Net Assets		$1,216,706,347

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	4,819,862	214,058,503	(213,858,361)	5,020,004	5,323	5,020,004

(d)

At September 30, 2013, the cost of securities for federal income tax purposes was approximately $1,042,157,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$238,699,000
Unrealized Depreciation	(69,179,000)
Net Unrealized Appreciation	$169,520,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated June 30, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	21,805,255	95,372,445	—	117,177,700
Consumer Staples	1,225,714	55,715,510	—	56,941,224
Energy	60,087,106	86,399,951	—	146,487,057
Financials	63,771,710	365,781,467	—	429,553,177
Health Care	—	16,405,819	—	16,405,819
Industrials	—	126,792,819	—	126,792,819
Information Technology	1,332,110	40,267,670	—	41,599,780
Materials	29,848,166	122,867,997	—	152,716,163
Telecommunication Services	1,565,331	72,453,439	—	74,018,770
Utilities	553,905	44,410,284	—	44,964,189
Total Equity Securities	180,189,297	1,026,467,401	—	1,206,656,698
Mutual Funds
Money Market Funds	5,020,004	—	—	5,020,004
Total Mutual Funds	5,020,004	—	—	5,020,004
Total	185,209,301	1,026,467,401	—	1,211,676,702

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 101.1%

Aerospace & Defense 1.5%

Armor Holding II LLC 1st Lien Term Loan (a)(b)
06/26/20	5.750%	$648,375	$649,186
DAE Aviation Holdings, Inc. Tranche B1 Term Loan (a)(b)
11/02/18	6.250%	613,073	615,372
Ducommun, Inc. Tranche B-1 Term Loan (a)(b)
06/28/17	4.750%	442,500	445,819
Hawker Beechcraft Acquisition Co. LLC Term Loan (a)(b)
02/14/20	5.750%	750,000	755,003
IAP Worldwide Services, Inc. 1st Lien Term Loan (a)(b)
12/31/15	10.000%	3,576,952	1,699,052
Sequa Corp. Term Loan (a)(b)
06/19/17	5.250%	1,960,188	1,965,088
Standard Aero Ltd. Tranche B2 Term Loan (a)(b)
11/02/18	6.250%	277,927	278,969
TransDigm, Inc. Tranche C Term Loan (a)(b)
02/28/20	3.750%	5,489,672	5,461,345
Total			11,869,834

Automotive 3.5%

ASP HHI Acquisition Co., Inc. Term Loan (a)(b)
10/05/18	5.000%	1,747,676	1,751,503
Affinia Group, Inc. Tranche B2 Term Loan (a)(b)
04/25/20	4.750%	548,625	548,625
Atlantic Aviation FBO, Inc. Term Loan (a)(b)
06/01/20	3.250%	423,938	421,419
Chrysler Group LLC Tranche B Term Loan (a)(b)
05/24/17	4.250%	4,700,954	4,729,160
Federal-Mogul Corp. (a)(b)
Tranche B Term Loan
12/29/14	2.127%	4,477,407	4,394,262
Tranche C Term Loan
12/28/15	2.127%	2,284,391	2,241,970
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan (a)(b)
04/30/19	4.750%	8,375,000	8,414,697

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Automotive (continued)

Ina Beteiligungsgesellschaft Mit Beschrankter Haftung Tranche C Term Loan (a)(b)
01/27/17	4.250%	$750,000	$752,190
Tower Automotive Holdings U.S.A. LLC 1st Lien Term Loan (a)(b)
04/23/20	4.750%	773,063	773,063
Veyance Technologies, Inc. Term Loan (a)(b)
09/08/17	5.250%	3,258,625	3,244,776
Total			27,271,665

Banking 0.7%

Clipper Acquisitions Corp. Term Loan (a)(b)
02/06/20	4.000%	1,987,487	1,992,456
Hamilton Lane Advisors LLC Term Loan (a)(b)
02/28/18	5.250%	743,518	739,801
Home Loan Servicing Solutions Ltd. Term Loan (a)(b)
06/26/20	4.500%	1,022,438	1,030,106
NXT Capital LLC Tranche B Term Loan (a)(b)
08/30/19	5.511%	675,000	668,250
Walter Investment Management Corp. Tranche B Term Loan (a)(b)
11/28/17	5.750%	1,372,323	1,381,188
Total			5,811,801

Brokerage 1.2%

Cetera Financial Group, Inc. Term Loan (a)(b)
08/07/19	6.500%	675,000	668,810
LPL Holdings, Inc. Tranche B Term Loan (a)(b)
03/29/19	3.250%	721,375	714,616
Nuveen Investments, Inc. Tranche B 1st Lien Term Loan (a)(b)
05/13/17	4.182%	7,825,000	7,724,762
Total			9,108,188

Building Materials 0.2%

American Builders & Contractors Supply Co., Inc. Tranche B Term Loan (a)(b)
04/16/20	3.500%	1,225,000	1,214,587

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Building Materials (continued)

CPG International, Inc. Tranche B Term Loan (a)(b)(c)
09/24/20	4.750%	$525,000	$522,375
Total			1,736,962

Chemicals 3.9%

AZ Chem U.S., Inc. Term Loan (a)(b)
12/22/17	5.250%	1,096,643	1,104,868
Allnex & Cy SCA Tranche B1 Term Loan (a)(b)
10/04/19	4.500%	279,117	278,944
Allnex U.S.A, Inc. Tranche B2 Term Loan (a)(b)
10/04/19	4.500%	144,820	144,731
Axalta Coating Systems Dutch Holding BBV/U.S. Holdings, Inc. Tranche B Term Loan (a)(b)
02/01/20	4.750%	4,726,250	4,739,531
Chemtura Corp. Term Loan (a)(b)
08/29/16	5.500%	454,009	456,279
Emerald Performance Materials LLC 1st Lien Term Loan (a)(b)
05/18/18	6.750%	765,314	769,140
General Chemical Corp. Tranche B Term Loan (a)(b)
10/06/15	5.002%	381,551	381,868
Ineos U.S. Finance LLC Term Loan (a)(b)
05/04/18	4.000%	8,053,048	7,956,894
MacDermid, Inc. (a)(b)
1st Lien Tranche B Term Loan
06/07/20	4.000%	723,188	719,572
Tranche B 2nd Lien Term Loan
12/07/20	7.750%	500,000	505,000
Omnova Solutions, Inc. Tranche B1 Term Loan (a)(b)
05/31/18	4.250%	2,406,937	2,410,957
Oxea Finance & Cy S.C.A Tranche B2 1st Lien Term Loan (a)(b)
01/15/20	4.250%	675,000	668,250
PQ Corp. Term Loan (a)(b)
08/07/17	4.500%	1,066,938	1,069,605
Taminco Global Chemical Corp. Tranche B2 Term Loan (a)(b)
02/15/19	4.250%	443,275	444,751

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Chemicals (continued)

Tata Chemicals North America Term Loan (a)(b)
08/07/20	3.750%	$1,072,312	$1,068,291
Tronox Pigments BV Term Loan (a)(b)
03/19/20	4.500%	2,917,687	2,930,292
Univar, Inc. Tranche B Term Loan (a)(b)
06/30/17	5.000%	5,360,122	5,160,457
Total			30,809,430

Construction Machinery 0.5%

Brock Holdings III, Inc. 1st Lien Term Loan (a)(b)
03/16/17	6.009%	2,096,952	2,103,935
CPM Acquisition Corp. 1st Lien Term Loan (a)(b)
08/29/17	6.250%	519,750	519,750
IES Global BV Term Loan (a)(b)
08/16/19	6.750%	675,000	666,988
Manitowoc Co., Inc. (The) Tranche B Term Loan (a)(b)
11/13/17	4.250%	141,443	141,725
Terex Corp. Term Loan (a)(b)
04/28/17	4.500%	596,777	600,692
Total			4,033,090

Consumer Cyclical Services 4.7%

Acosta, Inc. Tranche D Term Loan (a)(b)
03/02/18	5.000%	5,144,152	5,141,580
Brickman Group Holdings, Inc. Tranche B-3 Term Loan (a)(b)
09/28/18	4.000%	1,079,338	1,077,989
Bright Horizons Family Solutions LLC Tranche B Term Loan (a)(b)
01/30/20	4.000%	2,530,875	2,527,180
IG Investments Holdings LLC 1st Lien Tranche B Term Loan (a)(b)
10/31/19	6.000%	719,562	719,562
KAR Auction Services, Inc. Term Loan (a)(b)
05/19/17	3.750%	3,019,082	3,022,856
Live Nation Entertainment, Inc. Term B-1 Loan (a)(b)
08/17/20	3.500%	5,216,088	5,183,487

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Consumer Cyclical Services (continued)

Monitronics International, Inc. Tranche B Term Loan (a)(b)
03/23/18	4.250%	$324,184	$323,473
RGIS Services LLC (a)(b)
Term Loan
10/18/16	4.526%	1,856,408	1,823,921
Tranche C Term Loan
10/18/17	5.500%	993,391	979,732
Sedgwick Claims Management Services, Inc. 1st Lien Tranche B Term Loan (a)(b)
06/12/18	4.250%	598,500	597,937
ServiceMaster Co. (The) (a)(b)
Tranche B Term Loan
01/31/17	4.440%	994,962	971,750
Tranche C Term Loan
01/31/17	4.250%	2,158,688	2,100,684
U.S. Security Associates Holdings, Inc. (a)(b)
Delayed Draw Term Loan
07/28/17	6.000%	132,458	132,955
Tranche B Term Loan
07/28/17	6.000%	676,718	679,256
Wash MultiFamily Laundry Systems LLC Term Loan (a)(b)
02/21/19	5.250%	274,312	274,312
Weight Watchers International, Inc. Tranche B2 Term Loan (a)(b)
04/02/20	3.750%	6,144,125	6,007,418
West Corp. Tranche B8 Term Loan (a)(b)
06/30/18	3.750%	5,482,521	5,477,039
Total			37,041,131

Consumer Products 2.8%

Bombardier Recreational Products, Inc. Term B Loan (a)(b)
01/30/19	4.000%	3,073,714	3,065,477
Fender Musical Instruments Corp. Term Loan (a)(b)
04/03/19	5.750%	457,187	457,951
NBTY, Inc. Tranche B2 Term Loan (a)(b)
10/01/17	3.500%	7,654,186	7,646,991
Polarpak, Inc. Term Loan (a)(b)
06/07/20	4.500%	242,393	241,939
Prestige Brands, Inc. Tranche B1 Term Loan (a)(b)
01/31/19	3.750%	381,155	381,346
Revlon, Inc. Delayed Draw Term Loan (a)(b)(c)
08/19/19	4.000%	1,075,000	1,072,990

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Consumer Products (continued)

Serta Simmons Holdings LLC Term Loan (a)(b)
10/01/19	5.000%	$2,729,375	$2,731,804
Spectrum Brands, Inc. Term Loan (a)(b)
12/17/19	4.500%	2,273,240	2,278,923
Sun Products Corp. (The) Tranche B Term Loan (a)(b)
03/23/20	5.500%	2,089,500	2,029,949
Visant Corp. Tranche B Term Loan (a)(b)
12/22/16	5.250%	2,197,360	2,127,132
WNA Holdings, Inc. Term Loan (a)(b)
06/07/20	4.500%	131,670	131,424
Total			22,165,926

Diversified Manufacturing 2.5%

Accudyne Industries LLC Term Loan (a)(b)
12/13/19	4.000%	2,828,625	2,800,339
Allflex Holdings IiII, Inc. 1st Lien Term Loan (a)(b)
07/17/20	4.250%	625,000	626,175
Ameriforge Group, Inc. 1st Lien Term Loan (a)(b)
12/19/19	5.000%	496,251	496,251
Apex Tool Group LLC Term Loan (a)(b)
01/31/20	4.500%	696,500	696,939
BakerCorp International, Inc. Term Loan (a)(b)
02/07/20	4.250%	2,288,500	2,254,172
Ceramtec (a)(b)
Tranche B-2 Term Loan
08/30/20	4.250%	29,835	29,885
Tranche B-3 Term Loan
08/30/20	4.250%	92,163	92,316
Faenza Germany GmbH Holdings Tranche B1 Term Loan (a)(b)
08/30/20	4.250%	303,002	303,508
Gardner Denver, Inc. Term Loan (a)(b)
07/30/20	4.250%	1,700,000	1,681,844
Grede LLC (Grede II LLC) Tranche B Term Loan (a)(b)
05/02/18	4.500%	2,037,012	2,037,012

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Diversified Manufacturing (continued)

Milacron LLC Term Loan (a)(b)
03/28/20	4.250%	$398,000	$396,010
Pelican Products, Inc. 1st Lien Term Loan (a)(b)
07/11/18	7.000%	987,500	982,563
Rexnord LLC/RBS Global, Inc. Term B Loan (a)(b)
08/21/20	4.000%	4,200,000	4,147,500
Spin Holdco, Inc. 1st Lien Term Loan (a)(b)
11/14/19	4.250%	1,500,000	1,494,375
Tomkins LLC/Inc. Tranche B2 Term Loan (a)(b)
09/29/16	3.750%	1,228,864	1,229,638
Total			19,268,527

Electric 1.9%

AES Corp. (The) Term Loan (a)(b)
06/01/18	3.750%	2,170,030	2,179,622
Calpine Construction Finance Co. LP (a)(b)
Tranche B-1 Term Loan
05/03/20	3.000%	997,500	974,059
Tranche B-2 Term Loan
01/31/22	3.250%	374,063	367,516
Calpine Corp. (a)(b)
Term Loan
04/01/18	4.000%	1,075,250	1,075,347
04/01/18	4.000%	2,071,258	2,071,444
Dynegy, Inc. Tranche B-2 Term Loan (a)(b)
04/23/20	4.000%	936,115	933,073
Equipower Resources Holdings LLC Tranche C Term Loan (a)(b)
12/31/19	4.250%	548,625	548,762
Generac Power Systems, Inc. Tranche B Term Loan (a)(b)
05/31/18	3.010%	2,450,000	2,435,913
LSP Madison Funding LLC Term Loan (a)(b)
06/28/19	5.500%	1,344,000	1,353,247
La Frontera Generation LLC Term Loan (a)(b)
09/30/20	4.500%	585,394	586,126
Raven Power Finance LLC Term Loan (a)(b)
11/30/18	8.250%	471,438	482,634

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Electric (continued)

Texas Competitive Electric Holdings Co. LLC Term Loan (a)(b)
10/10/17	4.712%	$3,315,974	$2,229,528
Total			15,237,271

Entertainment 2.9%

AMC Entertainment, Inc. Term Loan (a)(b)
04/30/20	3.500%	2,288,500	2,273,487
Activision Blizzard, Inc. Tranche B Term Loan (a)(b)(c)
09/19/20	3.250%	3,025,000	3,019,948
Alpha Topco Ltd. Tranche B Term Loan (a)(b)
04/30/19	4.500%	3,383,062	3,393,651
Aufinco Propriety Ltd. Tranche B Term Loan (a)(b)
05/30/20	4.000%	448,875	446,631
Cedar Fair LP Term Loan (a)(b)
03/06/20	3.250%	1,094,500	1,094,161
ClubCorp Club Operations, Inc. Term Loan (a)(b)(c)
07/24/20	4.250%	2,897,015	2,900,637
SRAM LLC 1st Lien Term Loan (a)(b)
04/10/20	4.018%	1,869,606	1,836,888
Seaworld Parks & Entertainment, Inc. Tranche B-2 Term Loan (a)(b)
05/14/20	3.000%	4,732,110	4,672,958
Six Flags Theme Parks, Inc. Tranche B Term Loan (a)(b)
12/20/18	4.001%	638,291	639,491
Town Sports International LLC Term Loan (a)(b)
04/27/18	5.750%	1,803,183	1,818,203
WMG Acquisitions Corp. Tranche B Term Loan (a)(b)
07/01/20	3.750%	950,000	944,956
Total			23,041,011

Environmental 0.9%

ADS Waste Holdings, Inc. Tranche B Term Loan (a)(b)
10/09/19	4.250%	4,865,737	4,860,434

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Environmental (continued)

Tervita Corp. Term Loan (a)(b)
05/15/18	6.250%	$2,514,869	$2,454,688
Total			7,315,122

Food and Beverage 6.1%

AdvancePierre Foods, Inc. 1st Lien Term Loan (a)(b)
07/10/17	5.750%	1,191,000	1,195,836
Aramark Corp. (a)(b)
2nd Letter of Credit
07/26/16	3.682%	52,186	52,214
3rd Letter of Credit
07/26/16	3.682%	286,407	286,558
Tranche B Term Loan
07/26/16	3.776%	644,118	644,459
Tranche C Term Loan
07/26/16	3.776%	1,555,280	1,556,104
Tranche D Term Loan
09/09/19	4.000%	2,375,000	2,375,736
Arysta LifeScience SPC LLC 1st Lien Term Loan (a)(b)
05/29/20	4.500%	2,244,375	2,237,821
CIH International Sarl Tranche B Term Loan (a)(b)
05/01/20	2.750%	773,062	767,504
CSM Bakery Supplies LLC Term Loan (a)(b)
07/03/20	4.750%	1,000,000	992,500
Centerplate, Inc. Tranche A Term Loan (a)(b)
10/15/18	5.753%	322,563	323,169
Clearwater Seafoods LP Tranche B Term Loan (a)(b)
06/26/19	4.750%	448,875	448,875
Del Monte Foods Co. Term Loan (a)(b)
03/08/18	4.000%	6,213,233	6,183,720
Dole Food Co., Inc. Tranche B Term Loan (a)(b)
04/01/20	3.752%	1,691,500	1,689,081
HJ Heinz Co. Tranche B2 Term Loan (a)(b)
06/05/20	3.500%	7,082,250	7,097,548
High Liner Foods, Inc. Term Loan (a)(b)
12/19/17	4.750%	698,159	697,726
JBS U.S.A. LLC (a)(b)
Term Loan
05/25/18	3.750%	6,498,965	6,466,470
Tranche B Term Loan

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Food and Beverage (continued)

09/11/20	3.750%	$1,375,000	$1,357,813
Pinnacle Foods Finance LLC Tranche G Term Loan (a)(b)
04/29/20	3.250%	3,631,750	3,596,341
Pinnacle Foods Tranch H Term Loan (a)(b)(c)
04/29/20	3.250%	625,000	617,813
Spotless Holdings Tranche B Term Loan (a)(b)(c)
09/24/18	5.000%	1,075,000	1,076,795
U.S. Foods, Inc. Term Loan (a)(b)
03/31/19	4.500%	6,359,062	6,315,376
Windsor Quality Food Co., Ltd. Tranche B Term Loan (a)(b)
02/16/17	5.000%	1,778,000	1,778,000
Total			47,757,459

Gaming 1.7%

Affinity Gaming LLC Term Loan (a)(b)
11/09/17	5.500%	503,297	510,218
Bally Technologies, Inc. Tranche B Term Loan (a)(b)(c)
08/21/20	4.250%	1,200,000	1,198,128
Boyd Gaming Corp. Term B Loan (a)(b)
08/14/20	4.000%	450,000	448,762
Caesars Entertainment Operating Co., Inc. Tranche B6 Term Loan (a)(b)
01/28/18	5.434%	2,944,674	2,663,458
MGM Resorts International Tranche A Term Loan (a)(b)
12/20/17	2.932%	4,466,250	4,455,084
Pinnacle Entertainment, Inc. Tranche B-2 Term Loan (a)(b)
08/13/20	3.750%	897,750	896,358
Scientific Games International, Inc. Term Loan (a)(b)(c)
05/22/20	4.250%	3,475,000	3,444,594
Total			13,616,602

Gas Distributors 0.5%

Obsidian Holdings LLC Tranche A Term Loan (a)(b)
11/02/15	6.750%	569,543	569,543

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Gas Distributors (continued)

Obsidian Natural Gas Trust Term Loan (a)(b)
11/02/15	7.000%	$2,889,524	$2,889,524
Power Buyer LLC (a)(b)
1st Lien Term Loan
05/06/20	4.250%	266,000	261,678
Power Buyer LLC (a)(b)(c)(d)
1st Lien Delayed Draw Term Loan
05/06/20	3.250%	33,334	32,792
Total			3,753,537

Gas Pipelines 0.2%

Ruby Western Pipeline Holdings LLC Term Loan (a)(b)
03/27/20	3.500%	437,904	435,167
Tallgrass Operations LLC Tranche B Term Loan (a)(b)
11/13/18	5.250%	1,057,330	1,066,582
Total			1,501,749

Health Care 9.8%

ATI Holdings, Inc. Term Loan (a)(b)
12/20/19	5.750%	421,813	424,976
Alere, Inc. (a)(b)
Tranche B Term Loan
06/30/17	4.250%	4,620,811	4,637,169
Tranche B1 Term Loan
06/30/17	4.250%	663,188	665,535
Tranche B2 Term Loan
06/30/17	4.250%	566,375	568,380
Alliance HealthCare Services, Inc. (a)(b)
Term Loan
06/03/19	4.250%	948,253	947,068
Alliance HealthCare Services, Inc. (a)(b)(c)
Term Loan
06/03/19	4.250%	223,810	223,530
BSN Medical Luxembourg Holding Sarl Tranche B-1 Term Loan (a)(b)
08/28/19	4.000%	600,000	600,378
Biomet, Inc. (a)(b)
Tranche B-2 Term Loan
07/25/17	3.752%	812,429	814,842
Biomet, Inc. (a)(b)(c)
Tranche B-2 Term Loan
07/25/17	3.752%	1,745,625	1,750,810
CHG Healthcare Services, Inc. 1st Lien Term Loan (a)(b)
11/19/19	5.000%	1,411,908	1,420,732

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Health Care (continued)

CHS/Community Health Systems, Inc. Term Loan (a)(b)
01/25/17	3.761%	$4,555,161	$4,548,830
CRC Health Corp. Tranche B2 Term Loan (a)(b)
11/16/15	4.682%	2,416,842	2,418,848
ConvaTec, Inc. Term Loan (a)(b)
12/22/16	5.000%	1,985,739	1,992,114
DJO Finance LLC Tranche B Term Loan (a)(b)
09/15/17	4.750%	2,966,242	2,970,692
DaVita HealthCare Partners, Inc. Tranche B Term Loan (a)(b)
10/20/16	4.500%	2,552,812	2,562,360
Drumm Investors LLC Term Loan (a)(b)
05/04/18	5.000%	1,254,728	1,200,461
Emdeon, Inc. Tranche B-2 Term Loan (a)(b)
11/02/18	3.750%	1,616,875	1,613,237
Envision Healthcare Corp. Term Loan (a)(b)
05/25/18	4.000%	4,446,021	4,435,528
HCA, Inc. Tranche B-5 Term Loan (a)(b)
03/31/17	3.026%	3,650,000	3,643,466
Health Management Associates, Inc. Tranche B Term Loan (a)(b)
11/18/18	3.500%	4,331,536	4,325,429
Hologic, Inc. Tranche B Term Loan (a)(b)
08/01/19	3.750%	1,702,105	1,701,799
IMS Health, Inc. Tranche B-1 Term Loan (a)(b)
09/01/17	3.750%	1,916,092	1,912,893
Ikaria Acquisition, Inc. Tranche B Term Loan (a)(b)
07/03/18	7.250%	617,187	617,187
Kindred Healthcare, Inc. Tranche B-1 Term Loan (a)(b)
06/01/18	4.250%	1,365,548	1,359,062
Kinetic Concepts, Inc. Tranche D-1 Term Loan (a)(b)(c)
05/04/18	4.500%	523,684	525,810
LHP Operations Co. LLC Term Loan (a)(b)
07/03/18	9.000%	567,813	556,456

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Health Care (continued)

MedAssets, Inc. Tranche B Term Loan (a)(b)
12/13/19	4.000%	$417,354	$417,354
Medpace Intermediateco, Inc. Tranche B Term Loan (a)(b)
06/19/17	5.250%	725,202	725,202
MultiPlan, Inc. Tranche B1 Term Loan (a)(b)
08/26/17	4.000%	2,378,673	2,380,171
One Call Medical, Inc. Term Loan (a)(b)
08/19/19	5.500%	1,292,875	1,296,107
Onex Carestream Finance LP 1st Lien Term Loan (a)(b)
06/07/19	5.000%	2,765,000	2,773,295
Quintiles Transnational Corp. (a)(b)
Tranche B1 Term Loan
06/08/18	4.500%	348,031	347,596
Tranche B2 Term Loan
06/08/18	4.000%	6,631,413	6,633,468
Radnet Management, Inc. Tranche B Term Loan (a)(b)
10/10/18	4.253%	1,584,999	1,585,665
Sage Products Holdings III LLC 1st Lien Term Loan (a)(b)
12/13/19	4.250%	503,829	505,718
Select Medical Corp. (a)(b)
Tranche B Term Loan
02/20/16	3.540%	719,563	717,764
06/01/18	4.002%	1,747,460	1,749,644
Sheridan Holdings, Inc. 1st Lien Term Loan (a)(b)
06/29/18	4.500%	666,960	667,794
Steward Health Care System LLC Term Loan (a)(b)
04/10/20	6.750%	324,188	316,893
U.S. Renal Care, Inc. Tranche B1 1st Lien Term Loan (a)(b)
07/03/19	5.250%	200,000	202,000
VWR Funding, Inc. Term Loan (a)(b)
04/03/17	4.432%	976,787	975,566
Vanguard Health Holding Co. II LLC Tranche B Term Loan (a)(b)
01/29/16	3.750%	4,861,810	4,854,226
inVentiv Health, Inc. (a)(b)
Term Loan
08/04/16	7.500%	2,007,403	1,932,125
Tranche B3 Term Loan

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Health Care (continued)

05/15/18	7.750%	$773,206	$753,876
Total			77,272,056

Independent Energy 1.5%

MEG Energy Corp. Term Loan (a)(b)
03/31/20	3.750%	9,653,526	9,669,647
Sheridan Investment Partners I LLC Tranche B2 Term Loan (a)(b)
10/01/19	5.000%	1,932,772	1,932,772
Sheridan Production Partners I-A LP Tranche B2 Term Loan (a)(b)
10/01/19	5.000%	256,108	256,108
Sheridan Production Partners I-M LP Tranche B2 Term Loan (a)(b)
10/01/19	5.000%	156,432	156,432
Total			12,014,959

Life Insurance 0.1%

CNO Financial Group, Inc. Tranche B-2 Term Loan (a)(b)
09/28/18	3.750%	904,018	905,899

Lodging 1.0%

Four Seasons Holdings, Inc. 1st Lien Term Loan (a)(b)
06/27/20	4.250%	675,000	680,063
Hilton Worldwide Financial LLC Tranche B-2 Term Loan (a)(b)(c)
08/07/20	4.000%	6,775,000	6,762,669
Playa Resorts Holding Term Loan (a)(b)
08/09/19	4.750%	450,000	452,250
Total			7,894,982

Media Cable 4.4%

CSC Holdings, Inc. Tranche B Term Loan (a)(b)
04/17/20	2.682%	3,216,937	3,177,176
Cequel Communications LLC Term Loan (a)(b)
02/14/19	3.500%	4,004,000	3,994,431
Charter Communications Operating LLC (a)(b)
Tranche E Term Loan
04/10/20	3.000%	1,346,625	1,330,519
Tranche F Term Loan
12/31/20	3.000%	1,629,137	1,610,125

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Media Cable (continued)

Digital Generation, Inc. Term Loan (a)(b)
07/26/18	7.250%	$1,469,712	$1,452,560
Kabel Deutschland Gmbh Tranche F1 Term Loan (a)(b)
02/01/19	3.250%	1,225,000	1,223,640
MCC Iowa LLC (Mediacom Broadband Group) Tranche H Term Loan (a)(b)
01/29/21	3.250%	947,625	935,780
Mediacom Illinois LLC Tranche E Term Loan (a)(b)
10/23/17	4.500%	4,839,925	4,821,775
Midcontinent Communications Tranche B Term Loan (a)(b)
07/30/20	3.500%	748,125	748,596
Nine Entertainment Group Ltd. Tranche B Term Loan (a)(b)
02/05/20	3.504%	1,691,500	1,680,928
TWCC Holding Corp. (a)(b)
2nd Lien Term Loan
06/26/20	7.000%	700,000	717,500
Term Loan
02/13/17	3.500%	2,000,000	1,998,760
UPC Financing Partnership (a)(b)
Term Loan
01/31/21	4.000%	775,000	775,000
Tranche AH Term Loan
06/30/21	3.250%	4,078,393	4,052,903
Virgin Media Investment Holdings Ltd. Tranche B Term Loan (a)(b)
02/15/20	3.010%	5,825,000	5,786,963
WaveDivision Holdings LLC Term Loan (a)(b)
10/12/19	4.000%	322,563	322,079
Total			34,628,735

Media Non-Cable 6.0%

Advanstar Communications, Inc. 1st Lien Term Loan (a)(b)
04/29/19	1.518%	746,250	735,720
Clear Channel Communications, Inc. (a)(b)
Tranche B Term Loan
01/29/16	3.832%	498,520	468,982
Tranche D Term Loan
01/30/19	6.932%	1,470,419	1,362,343
Crown Castle Operating Co. Tranche B Term Loan (a)(b)
01/31/19	3.250%	3,471,457	3,425,912
Crown Media Holdings, Inc. Tranche B Term Loan (a)(b)
07/14/18	4.000%	881,422	879,218

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Media Non-Cable (continued)

Cumulus Media Holdings, Inc. 1st Lien Term Loan (a)(b)
09/17/18	4.500%	$6,425,495	$6,459,229
Emerald Expositions Holding, Inc. Term Loan (a)(b)
06/17/20	5.500%	723,188	726,355
Entravision Communications Corp. Tranche B Term Loan (a)(b)
05/31/20	3.500%	675,000	664,031
FoxCo Acquisition Sub LLC Term Loan (a)(b)
07/14/17	5.500%	1,401,552	1,402,870
Getty Images, Inc. Term Loan (a)(b)
10/18/19	4.750%	6,451,250	5,772,256
Gray Television, Inc. Term Loan (a)(b)
10/11/19	4.750%	457,883	460,076
ION Media Networks, Inc. Term Loan (a)(b)
06/24/18	7.250%	794,000	795,985
Intelsat Jackson Holdings SA Tranche B1 Term Loan (a)(b)
04/02/18	4.250%	7,820,850	7,826,716
LIN Television Corp. Tranche B Term Loan (a)(b)
12/21/18	4.000%	663,197	666,102
Lodgenet Interactive Corp. Term Loan (a)(b)
03/28/18	6.750%	1,144,173	635,016
McGraw-Hill Global Education Holdings LLC Tranche B Term Loan (a)(b)
03/22/19	9.000%	796,000	804,334
Media General, Inc. Tranche B Term Loan (a)(b)(c)(d)
07/31/20	0.500%	1,025,000	1,026,691
Merrill Communications LLC Term Loan (a)(b)
03/08/18	7.308%	671,625	674,144
Micro Holding LP Term Loan (a)(b)
03/18/19	6.250%	895,500	894,945
Nelson Education Ltd. 1st Lien Term Loan (a)(b)
07/04/14	2.776%	1,357,246	1,129,907
Raycom TV Broadcasting LLC Tranche B Term Loan (a)(b)
05/31/17	4.250%	953,062	957,828

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Media Non-Cable (continued)

RentPath, Inc. Tranche B Term Loan (a)(b)
05/29/20	6.250%	$997,500	$970,897
Sinclair Television Group, Inc. Tranche B Term Loan (a)(b)
04/09/20	3.000%	597,000	595,758
Tribune Co. Tranche B Term Loan (a)(b)
12/31/19	4.000%	1,588,000	1,586,348
Univision Communications, Inc. 1st Lien Term Loan (a)(b)
03/01/20	4.500%	6,537,519	6,510,977
Total			47,432,640

Metals 3.6%

Alpha Natural Resources, Inc. Tranche B Term Loan (a)(b)
05/22/20	3.500%	2,761,125	2,629,972
Constellium Holdco BV Term Loan (a)(b)
03/25/20	6.000%	497,500	506,206
Essar Steel Algoma, Inc. Term Loan (a)(b)
09/19/14	8.750%	965,250	978,281
FMG Resources August 2006 Proprietary Ltd. Term Loan (a)(b)
10/18/17	5.250%	5,494,500	5,507,247
Fairmount Minerals Ltd. (a)(b)
Tranche B Term Loan
03/15/17	4.262%	375,000	374,734
Tranche B-2 Term Loan
09/05/19	5.000%	1,825,000	1,826,807
JFB Firth Rixson, Inc. Term Loan (a)(b)
06/30/17	4.250%	297,750	296,913
JMC Steel Group, Inc. Term Loan (a)(b)
04/01/17	4.750%	2,193,809	2,196,552
Murray Energy Corp. Term Loan (a)(b)
05/24/19	4.750%	374,063	372,993
Neenah Foundry Co. Term Loan (a)(b)
04/26/17	6.750%	469,063	466,717
Novelis, Inc. Term Loan (a)(b)
03/10/17	3.750%	5,493,702	5,490,241

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Metals (continued)

Oxbow Carbon LLC Tranche B Term Loan (a)(b)
07/19/19	4.250%	$444,375	$444,793
Patriot Coal Corp. Debtor In Possession Term Loan (a)(b)(e)
12/31/13	9.250%	850,000	854,250
SunCoke Energy, Inc. Tranche B Term Loan (a)(b)
07/26/18	4.000%	403,644	400,112
Walter Energy, Inc. Tranche B Term Loan (a)(b)
04/02/18	6.750%	5,059,691	4,850,067
Waupaca Foundry, Inc. Term Loan (a)(b)
06/29/17	4.500%	1,430,713	1,428,324
Total			28,624,209

Non-Captive Diversified 0.2%

American Capital, Ltd. Term Loan (a)(b)
08/22/16	4.000%	656,250	657,615
Ocwen Loan Servicing Term Loan (a)(b)
02/15/18	5.000%	1,169,125	1,181,307
Total			1,838,922

Oil Field Services 0.5%

Bronco Midstream Funding LLC Term Loan (a)(b)
08/17/20	5.000%	1,625,000	1,629,062
Fieldwood Energy (a)(b)(c)
1st Lien Term Loan
09/25/18	3.875%	675,000	673,596
2nd Lien Term Loan
09/30/20	8.375%	475,000	473,072
Preferred Proppants LLC Tranche B Term Loan (a)(b)
12/15/16	9.000%	1,600,625	1,093,755
Total			3,869,485

Other Financial Institutions 1.2%

Altisource Solutions Sarl Tranche B Term Loan (a)(b)
11/27/19	5.750%	422,870	424,984
Citco III Ltd. Term Loan (a)(b)
06/29/18	4.250%	3,163,356	3,150,512

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Other Financial Institutions (continued)

Grosvenor Capital Management Holdings LLLP Tranche C Term Loan (a)(b)
12/05/16	4.188%	$1,017,693	$1,010,696
Guggenheim Partners Investment Management Holdings LLC Term Loan (a)(b)
07/22/20	4.250%	800,000	801,000
HarbourVest Partners LP Term Loan (a)(b)
11/21/17	4.750%	1,988,339	2,000,767
MIP Delaware LLC Tranche B1 Term Loan (a)(b)
03/09/20	4.000%	754,149	756,510
Mercury Payment Systems LLC Term Loan (a)(b)
07/01/17	5.500%	1,054,879	1,060,154
Unifrax Holding Co. Term Loan (a)(b)
11/28/18	4.250%	379,311	378,601
Total			9,583,224

Other Industry 3.8%

Advantage Sales & Marketing, Inc. 1st Lien Term Loan (a)(b)
12/18/17	4.250%	5,492,905	5,498,892
Allied Security Holdings LLC 1st Lien Term Loan (a)(b)
02/03/17	5.250%	1,535,671	1,540,954
Altegrity, Inc. (a)(b)
Term Loan
02/21/15	5.000%	1,784,778	1,741,283
Tranche D Term Loan
02/21/15	7.750%	566,359	561,165
Aluma Systems, Inc. Tranche 1 Term Loan (a)(b)
10/23/18	6.250%	143,711	144,070
Ascend Learning LLC 1st Lien Term Loan (a)(b)
05/23/17	7.000%	1,984,808	1,973,891
BarBri, Inc. (Gemini Holdings, Inc.) Term Loan (a)(b)
07/17/19	5.250%	718,781	721,779
Brand Energy & Infrastructure Services, Inc. Tranche B1 1st Lien Term Loan (a)(b)
10/23/18	6.250%	598,790	600,287
Cooper, Gay, Swett & Crawford Ltd. (CGSC of Delaware Holdings Corp.) 1st Lien Term Loan (a)(b)
04/16/20	5.000%	473,812	470,259

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Other Industry (continued)

Education Management LLC Tranche C3 Term Loan (a)(b)
03/30/18	8.250%	$1,475,634	$1,444,277
Husky Injection Molding Systems Ltd. (Yukon Acquisition, Inc.) Term Loan (a)(b)
07/02/18	4.250%	3,256,088	3,252,604
Jason, Inc. Term Loan (a)(b)
02/28/19	5.000%	488,889	487,667
Laureate Education, Inc. Term Loan (a)(b)
06/15/18	5.250%	7,888,023	7,892,992
RE/MAX LLC Term Loan (a)(b)
07/31/20	5.250%	1,197,000	1,188,023
TriMas Co. LLC Tranche B Term Loan (a)(b)
10/11/19	3.750%	816,750	816,750
United Central Industrial Supply Co. LLC 1st Lien Term Loan (a)(b)
10/09/18	7.500%	1,039,500	925,155
WireCo WorldGroup, Inc. Term Loan (a)(b)
02/15/17	6.000%	643,500	643,500
Total			29,903,548

Packaging 2.0%

BWAY Holding Co. Term Loan (a)(b)
08/06/17	4.500%	2,456,437	2,461,547
Berry Plastics Corp. Tranche D Term Loan (a)(b)
02/08/20	3.500%	2,014,875	1,991,200
Expera Specialty Solutions LLC Term Loan (a)(b)
12/26/18	7.500%	498,750	501,244
John Henry Holdings, Inc. Term Loan (a)(b)
08/17/20	4.250%	325,000	325,487
Pact Group (U.S.A.), Inc. Term Loan (a)(b)
05/29/20	3.009%	1,471,313	1,445,564
Reynolds Group Holdings, Inc. Term Loan (a)(b)
09/28/18	4.750%	5,172,750	5,177,768
Tank Holding Corp. Term Loan (a)(b)
07/09/19	4.250%	951,662	946,904

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Packaging (continued)

Tricorbraun, Inc. Term Loan (a)(b)
05/03/18	4.000%	$2,776,975	$2,772,337
Total			15,622,051

Pharmaceuticals 3.5%

Alkermes, Inc. Term Loan (a)(b)
09/25/19	3.500%	347,368	344,763
Aptalis Pharma, Inc. Tranche B1 Term Loan (a)(b)
02/10/17	5.500%	972,500	972,199
Auxilium Pharmaceuticals, Inc. Term Loan (a)(b)
04/26/17	6.250%	560,715	564,920
Catalent Pharma Solutions, Inc. (a)(b)
Tranche 1 Term Loan
09/15/16	3.682%	1,938,269	1,937,668
Tranche 2 Term Loan
09/15/17	4.250%	1,328,041	1,329,940
Grifols, Inc. Tranche B Term Loan (a)(b)
06/01/17	4.250%	6,089,251	6,112,694
Pharmaceutical Product Development, Inc. Term Loan (a)(b)
12/05/18	4.250%	6,157,231	6,158,770
Pharmaceutical Research Tranche B Term Loan (a)(b)(c)
09/12/20	4.256%	1,125,000	1,116,562
Valeant Pharmaceutical International (a)(b)
Tranche C-2 Term Loan
12/11/19	4.375%	1,656,537	1,658,194
Tranche D-2 Term Loan
02/13/19	4.375%	837,277	835,535
Valeant Pharmaceuticals International, Inc. Tranche E Term Loan (a)(b)
08/05/20	4.500%	4,615,125	4,637,555
WC Luxco SARL Tranche B3 Term Loan (a)(b)
03/15/18	4.250%	783,305	782,467
Warner Chilcott Corp. (a)(b)
Tranche B1 Term Loan
03/15/18	4.250%	432,735	432,272
03/15/18	4.250%	994,012	992,949
Total			27,876,488

Property & Casualty 1.4%

Alliant Holdings I, Inc. Term Loan (a)(b)
12/20/19	5.000%	1,836,125	1,834,601

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Property & Casualty (continued)

AmWINS Group LLC 1st Lien Term Loan (a)(b)
09/06/19	5.000%	$471,437	$473,206
Asurion LLC Tranche B-2 Term Loan (a)(b)
07/08/20	3.500%	897,750	866,706
Cunningham Lindsey U.S., Inc. 1st Lien Term Loan (a)(b)
12/10/19	5.000%	223,872	222,193
Hub International Ltd. Term Loan (a)(b)
06/13/17	3.682%	5,196,327	5,201,731
USI, Inc. Term Loan (a)(b)
12/27/19	5.000%	1,985,000	1,987,481
Total			10,585,918

Refining 0.3%

CITGO Petroleum Corp. (a)(b)
Tranche B Term Loan
06/24/15	8.000%	266,072	267,734
Tranche C Term Loan
06/24/17	9.000%	1,945,964	1,980,019
Total			2,247,753

REITs —%

Starwood Property Trust, Inc. 1st Lien Term Loan (a)(b)
04/17/20	3.500%	273,625	272,599

Restaurants 2.6%

Burger King Corp. Tranche B Term Loan (a)(b)
09/28/19	3.750%	3,217,500	3,214,057
Dave & Buster’s, Inc. Term Loan (a)(b)
06/01/16	4.500%	1,935,000	1,935,000
DineEquity, Inc. Tranche B2 Term Loan (a)(b)
10/19/17	3.750%	3,143,889	3,154,327
Dunkin’ Brands, Inc. Tranche B3 Term Loan (a)(b)
02/14/20	3.750%	2,525,305	2,517,679
Landry’s, Inc. Tranche B Term Loan (a)(b)
04/24/18	4.750%	3,970,556	3,995,371

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Restaurants (continued)

NPC International, Inc. Term Loan (a)(b)
12/28/18	4.500%	$785,333	$786,645
OSI Restaurant Partners LLC Term Loan (a)(b)
10/28/19	3.500%	2,861,824	2,844,825
PF Chang’s China Bistro, Inc. Term Loan (a)(b)
06/22/19	5.250%	1,413,231	1,420,297
Sagittarius Restaurants LLC (Del Taco) Term Loan (a)(b)
10/01/18	6.250%	573,563	572,129
Seminole Hard Rock Entertainment, Inc. Tranche B Term Loan (a)(b)
05/14/20	3.500%	249,375	248,440
Total			20,688,770

Retailers 6.2%

99 Cents Only Stores Tranche B1 Term Loan (a)(b)
01/11/19	5.253%	3,016,832	3,016,832
Bass Pro Group LLC Term Loan (a)(b)
11/20/19	4.000%	1,242,611	1,238,336
Blue Buffalo Co., Ltd. Tranche B2 Term Loan (a)(b)
08/08/19	4.750%	1,361,276	1,368,654
Evergreen Acqco 1 LP Term Loan (a)(b)
07/09/19	5.000%	666,579	669,359
General Nutrition Centers, Inc. Tranche B Term Loan (a)(b)
03/02/18	3.750%	8,929,659	8,937,071
Harbor Freight Tools U.S.A., Inc. Term Loan (a)(b)
07/26/19	4.750%	1,025,000	1,030,976
J. Crew Group, Inc. Tranche B1 Term Loan (a)(b)
03/07/18	4.000%	5,872,387	5,843,025
Jo-Ann Stores, Inc. Tranche B Term Loan (a)(b)
03/16/18	4.000%	4,798,525	4,792,527
Michaels Stores, Inc. Tranche B Term Loan (a)(b)
01/28/20	3.750%	2,418,937	2,415,914
National Vision, Inc. Term Loan (a)(b)
08/02/18	7.000%	814,687	814,687

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Retailers (continued)

Neiman Marcus Group, Inc. (The) Term Loan (a)(b)
05/16/18	4.000%	$7,318,297	$7,307,173
Pantry, Inc. (The) Term Loan (a)(b)
08/03/19	4.750%	445,500	449,585
Party City Holdings, Inc. Term Loan (a)(b)
07/27/19	4.250%	1,265,438	1,260,161
PetCo Animal Supplies, Inc. Term Loan (a)(b)
11/24/17	4.000%	5,480,136	5,473,286
Rite Aid Corp. (a)(b)
Tranche 1 2nd Lien Term Loan
08/21/20	5.750%	425,000	434,915
Tranche 6 Term Loan
02/21/20	4.000%	3,557,125	3,549,121
Total			48,601,622

Supermarkets 0.5%

Albertson’s LLC (a)(b)
Tranche B-1 Term Loan
03/21/16	4.250%	406,441	406,190
Tranche B-2 Term Loan
03/21/19	4.750%	265,184	264,356
Albertson’s LLC (a)(b)(c)
Tranche B-2 Term Loan
05/29/49	5.350%	324,185	323,174
Crossmark Holdings, Inc. 1st Lien Term Loan (a)(b)
12/20/19	4.500%	423,932	418,633
Supervalu, Inc. Term Loan (a)(b)
03/21/19	5.000%	2,607,432	2,597,654
Total			4,010,007

Technology 14.9%

Aeroflex, Inc. Tranche B-1 Term Loan (a)(b)
11/09/19	4.500%	3,139,845	3,155,544
Applied Systems, Inc. 1st Lien Term Loan (a)(b)
12/08/16	4.250%	2,110,839	2,117,002
Aspect Software, Inc. Tranche B Term Loan (a)(b)
05/07/16	7.000%	1,024,256	1,024,256
Audio Visual Services Group, Inc. 1st Lien Term Loan (a)(b)
11/09/18	6.750%	1,017,312	1,027,486

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Technology (continued)

CCC Information Services, Inc. Term Loan (a)(b)
12/20/19	4.000%	$422,123	$420,190
CDW LLC Term Loan (a)(b)
04/29/20	2.764%	3,234,501	3,176,894
Ceridian Corp. Term Loan (a)(b)
05/09/17	4.514%	1,125,000	1,124,302
Cinedigm Funding I LLC Term Loan (a)(b)
02/28/18	3.750%	1,538,470	1,538,470
CommScope, Inc. Tranche 2 Term Loan (a)(b)
01/14/18	3.750%	5,979,206	5,992,240
CompuCom Systems, Inc. Term Loan (a)(b)
05/09/20	4.250%	1,221,937	1,197,499
Dell, Inc. (a)(b)(c)
Tranche B Term Loan
04/01/20	4.500%	7,650,000	7,508,934
Tranche C Term Loan
10/21/18	3.750%	1,375,000	1,364,192
Digital Cinema Corp. Term Loan (a)(b)
05/17/21	3.250%	925,000	916,333
EIG Investors Corp. 1st Lien Term Loan (a)(b)
11/09/19	6.250%	1,860,937	1,866,762
Edwards (Cayman Islands II) Ltd. 1st Lien Term Loan (a)(b)
03/26/20	4.750%	1,170,464	1,169,586
Epicor Software Corp. Tranche B1 Term Loan (a)(b)
05/16/18	4.500%	3,438,838	3,435,984
Expert Global Solutions, Inc. Tranche B 1st Lien Term Loan (a)(b)
04/03/18	8.500%	2,337,618	2,372,682
First Data Corp. (a)(b)
Term Loan
03/24/17	4.184%	500,000	494,790
03/23/18	4.184%	3,141,285	3,107,516
Tranche B Term Loan
09/24/18	4.184%	1,975,000	1,953,769
Freescale Semiconductor, Inc. Tranche B4 Term Loan (a)(b)
02/28/20	5.000%	1,738,756	1,744,025
Genpact Ltd. Term Loan (a)(b)
08/30/19	3.500%	1,712,084	1,709,225
Go Daddy Operating Co. LLC (a)(b)

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Technology (continued)

Tranche B2 Term Loan
12/17/18	4.250%	$2,386,903	$2,381,437
Go Daddy Operating Co. LLC (a)(b)(c)
Tranche B2 Term Loan
12/17/18	4.250%	250,000	249,428
Greeneden U.S. Holdings II LLC Term Loan (a)(b)
02/10/20	4.000%	669,007	665,829
Hyland Software, Inc. Term Loan (a)(b)
10/25/19	5.500%	322,563	323,101
ION Trading Technologies SARL 1st Lien Term Loan (a)(b)
05/22/20	4.500%	623,438	622,141
Infor (U.S.), Inc. (a)(b)
Tranche B-3 Term Loan
06/03/20	3.750%	443,800	439,175
Tranche B2 Term Loan
04/05/18	5.250%	4,440,457	4,458,974
Interactive Data Corp. Term Loan (a)(b)
02/11/18	3.750%	1,911,874	1,901,129
Kronos, Inc. 1st Lien Term Loan (a)(b)
10/30/19	4.500%	1,463,937	1,461,200
MEI, Inc. Term Loan (a)(b)
08/21/20	5.000%	425,000	424,822
Magic Newco LLC 1st Lien Term Loan (a)(b)
05/30/18	5.000%	1,985,000	1,982,519
Microsemi Corp. Term Loan (a)(b)
02/19/20	3.750%	1,498,467	1,496,594
NXP BV Tranche C Term Loan (a)(b)
01/10/20	4.750%	2,828,625	2,851,961
Novell, Inc. 1st Lien Term Loan (a)(b)
11/22/17	7.250%	3,086,812	3,084,898
RP Crown Parent LLC 1st Lien Term Loan (a)(b)
12/21/18	6.750%	4,942,662	4,970,786
Renaissance Learning, Inc. Term Loan (a)(b)
11/13/18	5.750%	519,750	519,100
Rocket Software, Inc. 1st Lien Term Loan (a)(b)
02/08/18	5.750%	491,255	490,744

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Technology (continued)

Rovi Solutions Corp./Guides, Inc. Tranche B-3 Term Loan (a)(b)
03/29/19	3.500%	$945,250	$936,979
SCS Holdings I, Inc. Term Loan (a)(b)
12/07/18	7.000%	492,067	498,218
SSI Investments II Ltd. Term Loan (a)(b)
05/26/17	5.000%	718,222	720,470
Sensata Technology BV/Finance Co. LLC Term Loan (a)(b)
05/12/18	3.750%	1,663,040	1,665,119
Serena Software, Inc. (a)(b)
Term Loan
03/10/16	4.184%	2,200,000	2,178,000
Tranche B Term Loan
03/10/16	5.000%	425,000	420,750
Shield Finance Co. SARL Tranche B Term Loan (a)(b)
05/10/19	6.500%	1,679,987	1,673,688
Sitel LLC Tranche A Term Loan (a)(b)
01/30/17	7.019%	2,377,759	2,360,663
Smart Technologies ULC Term B Loan (a)(b)
01/31/18	10.500%	575,000	546,250
Sophia LP Tranche B Term Loan (a)(b)
07/19/18	4.500%	962,755	966,019
Spansion LLC Term Loan (a)(b)
12/13/18	5.250%	717,564	720,255
Springer Science + Business Media Tranche B-2 Term Loan (a)(b)
08/14/20	5.000%	1,025,000	1,017,313
Stoneriver Group LP 1st Lien Term Loan (a)(b)
11/30/19	4.500%	423,938	420,758
SunGard Data Systems, Inc. (a)(b)
Tranche C Term Loan
02/28/17	3.936%	540,911	542,264
Tranche D Term Loan
01/31/20	4.500%	620,313	626,503
Tranche E Term Loan
03/08/20	4.000%	5,223,750	5,232,474
SurveyMonkey.com LLC Term Loan (a)(b)
02/07/19	5.500%	522,375	523,681
SymphonyIRI Group, Inc. Tranche B Term Loan (a)(b)(c)
11/02/20	6.000%	1,050,000	1,044,750

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Technology (continued)

Syniverse Holdings, Inc. (a)(b)
Tranche B Term Loan
04/23/19	4.000%	$2,231,596	$2,220,438
Tranche B Term Loan
04/23/19	4.000%	1,114,950	1,109,375
TNS, Inc. 1st Lien Term Loan (a)(b)
02/14/20	5.000%	818,519	823,634
TransFirst Holdings, Inc. 1st Lien Tranche B-1 Term Loan (a)(b)
12/27/17	4.750%	992,513	992,721
TransUnion LLC Term Loan (a)(b)
02/08/19	4.250%	6,761,009	6,783,523
TriZetto Group, Inc. Term Loan (a)(b)
05/02/18	4.750%	1,544,253	1,429,978
VeriFone, Inc. Tranche B Term Loan (a)(b)
12/28/18	4.250%	120,286	119,835
Vertafore, Inc. Term Loan (a)(b)
10/03/19	4.250%	1,791,000	1,791,555
Wall Street Systems Delaware, Inc. 1st Lien Term Loan (a)(b)
10/25/19	5.750%	1,091,750	1,094,479
Web.com Group, Inc. 1st Lien Term Loan (a)(b)
10/27/17	4.500%	1,647,911	1,658,902
Websense, Inc. 1st Lien Term Loan (a)(b)
06/25/20	4.500%	798,000	797,003
Total			117,657,116

Textile 0.1%

Wolverine World Wide, Inc. Tranche B Term Loan (a)(b)
10/09/19	4.160%	372,664	373,782

Transportation Services 0.7%

Evergreen International Aviation, Inc. Term Loan (a)(b)(f)
06/30/15	5.000%	120,888	96,711
Hertz Corp. (The) (a)(b)
Tranche B1 Term Loan
03/11/18	3.750%	1,687,250	1,689,713
Tranche B2 Term Loan
03/11/18	3.000%	3,632,248	3,623,675
Total			5,410,099

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Wireless 1.0%

Cellular South, Inc. Tranche B Term Loan (a)(b)
05/23/20	3.250%	$373,125	$371,259
Cricket Communications, Inc. (a)(b)
Term Loan
10/10/19	4.750%	446,625	446,067
Tranche C Term Loan
03/08/20	4.750%	1,970,063	1,968,309
SBA Senior Finance II LLC Term Loan (a)(b)
06/30/18	3.750%	388,137	388,137
SBA Senior Finance II LLC Tranche B Term Loan (a)(b)
09/28/19	3.750%	146,628	146,482
Telesat Canada Tranche B2 Term Loan (a)(b)
03/28/19	3.500%	4,592,049	4,563,349
Total			7,883,603

Wirelines 0.1%

Windstream Corp. Tranche B3 Term Loan (a)(b)
08/08/19	4.000%	994,962	993,301

Total Senior Loans (Cost: $801,386,588)			$797,531,073

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes —%

Aerospace & Defense —%

Erickson Air-Crane, Inc. (f)(g)
11/02/20	6.000%	$87,121	$62,457

Total Corporate Bonds & Notes (Cost: $67,771)			$62,457

		Shares	Value

Money Market Funds 0.9%

Columbia Short-Term Cash Fund, 0.089% (h)(i)		7,369,197	$7,369,197

Total Money Market Funds (Cost: $7,369,197)			$7,369,197

Total Investments (Cost: $808,823,556) (j)			$804,962,727(k)
Other Assets & Liabilities, Net			(15,644,080)
Net Assets			$789,318,647

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of September 30, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)

At September 30, 2013, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Media General, Inc.	1,025,000
Tranche B Term Loan

Power Buyer LLC	33,334
1st Lien Delayed Draw Term Loan

(e)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2013, the value of these securities amounted to $159,168, which represents 0.02% of net assets.

(g)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2013 was $62,457, representing 0.01% of net assets. Information concerning such security holdings at September 30, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Erickson Air-Crane, Inc.
6.000% 11/02/20	05-09-13	67,771

(h)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(i)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	53,055,866	183,666,024	(229,352,693)	7,369,197	34,713	7,369,197

(j)

At September 30, 2013, the cost of securities for federal income tax purposes was approximately $808,824,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$3,532,000
Unrealized Depreciation	(7,393,000)
Net Unrealized Depreciation	$(3,861,000)

(k)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Senior Loans
Aerospace & Defense	—	9,276,440	2,593,394	11,869,834
Automotive	—	27,271,665	—	27,271,665
Banking	—	5,811,801	—	5,811,801
Brokerage	—	9,108,188	—	9,108,188
Building Materials	—	1,736,962	—	1,736,962
Chemicals	—	30,040,290	769,140	30,809,430
Construction Machinery	—	4,033,090	—	4,033,090
Consumer Cyclical Services	—	37,041,131	—	37,041,131
Consumer Products	—	22,165,926	—	22,165,926
Diversified Manufacturing	—	19,268,527	—	19,268,527
Electric	—	15,237,271	—	15,237,271
Entertainment	—	23,041,011	—	23,041,011
Environmental	—	7,315,122	—	7,315,122
Food and Beverage	—	47,757,459	—	47,757,459
Gaming	—	13,616,602	—	13,616,602
Gas Distributors	—	294,470	3,459,067	3,753,537
Gas Pipelines	—	1,501,749	—	1,501,749
Health Care	—	76,715,600	556,456	77,272,056
Independent Energy	—	12,014,959	—	12,014,959
Life Insurance	—	905,899	—	905,899
Lodging	—	7,894,982	—	7,894,982
Media Cable	—	34,628,735	—	34,628,735
Media Non-Cable	—	45,678,827	1,753,813	47,432,640
Metals	—	28,224,097	400,112	28,624,209
Non-Captive Diversified	—	1,838,922	—	1,838,922
Oil Field Services	—	2,775,730	1,093,755	3,869,485
Other Financial Institutions	—	9,583,224	—	9,583,224
Other Industry	—	27,600,477	2,303,071	29,903,548
Packaging	—	15,622,051	—	15,622,051
Pharmaceuticals	—	27,876,488	—	27,876,488
Property & Casualty	—	10,585,918	—	10,585,918
Refining	—	2,247,753	—	2,247,753
REITS	—	272,599	—	272,599
Restaurants	—	19,268,473	1,420,297	20,688,770
Retailers	—	47,786,935	814,687	48,601,622
Supermarkets	—	4,010,007	—	4,010,007
Technology	—	113,953,412	3,703,704	117,657,116
Textile	—	373,782	—	373,782
Transportation Services	—	5,313,388	96,711	5,410,099
Wireless	—	7,883,603	—	7,883,603
Wirelines	—	993,301	—	993,301
Total Senior Loans	—	778,566,866	18,964,207	797,531,073
Bonds
Corporate Bonds & Notes	—	—	—	—
Aerospace & Defense	—	—	62,457	62,457
Total Bonds	—	—	62,457	62,457
Mutual Funds
Money Market Funds	7,369,197	—	—	7,369,197
Total Mutual Funds	7,369,197	—	—	7,369,197
Total	7,369,197	778,566,866	19,026,664	804,962,727

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Senior Loans ($)	Corporate Bonds & Notes ($)	Total ($)
Balance as of December 31, 2012	42,581,198	—	42,581,198
Accrued discounts/premiums	20,513	984	21,497
Realized gain (loss)	(595,230)	—	(595,230)
Change in unrealized appreciation (depreciation)(a)	(1,639,984)	(5,314)	(1,645,298)
Sales	(23,515,886)	—	(23,515,886)
Purchases	2,462,156	66,787	2,528,943
Transfers into Level 3	11,501,156	—	11,501,156
Transfers out of Level 3	(11,849,716)	—	(11,849,716)
Balance as of September 30, 2013	18,964,207	62,457	19,026,664

(a) Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2013 was ($1,566,267), which is comprised of Senior Loans of ($1,560,953) and Corporate Bonds & Notes of ($5,314).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Other senior loans and corporate bonds classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio – Holland Large Cap Growth Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.8%

CONSUMER DISCRETIONARY 17.8%

Hotels, Restaurants & Leisure 3.2%

Yum! Brands, Inc.	651,450	$46,507,016

Internet & Catalog Retail 7.5%

Amazon.com, Inc. (a)	190,450	59,542,288
priceline.com, Inc. (a)	48,659	49,191,816
Total		108,734,104

Specialty Retail 3.9%

Advance Auto Parts, Inc.	354,050	29,272,854
GNC Holdings, Inc., Class A	500,594	27,347,450
Total		56,620,304

Textiles, Apparel & Luxury Goods 3.2%

Nike, Inc., Class B	340,362	24,723,896
Under Armour, Inc., Class A (a)	269,950	21,447,527
Total		46,171,423
TOTAL CONSUMER DISCRETIONARY		258,032,847

CONSUMER STAPLES 8.2%

Beverages 3.3%

Monster Beverage Corp. (a)	350,450	18,311,012
PepsiCo, Inc.	377,550	30,015,225
Total		48,326,237

Food & Staples Retailing 2.2%

Costco Wholesale Corp.	271,850	31,295,372

Food Products 1.9%

Mead Johnson Nutrition Co.	376,050	27,925,473

Household Products 0.8%

Procter & Gamble Co. (The)	146,150	11,047,479
TOTAL CONSUMER STAPLES		118,594,561

ENERGY 8.6%

Energy Equipment & Services 2.2%

Halliburton Co.	658,450	31,704,368

Oil, Gas & Consumable Fuels 6.4%

Occidental Petroleum Corp.	268,100	25,078,074
Range Resources Corp.	687,950	52,208,525

Issuer	Shares	Value

Common Stocks (continued)

ENERGY (CONTINUED)

Oil, Gas & Consumable Fuels (continued)

Southwestern Energy Co. (a)	417,250	$15,179,555
Total		92,466,154
TOTAL ENERGY		124,170,522

FINANCIALS 3.4%

Capital Markets 3.4%

BlackRock, Inc.	75,800	20,512,996
Greenhill & Co., Inc.	302,950	15,111,146
TD Ameritrade Holding Corp.	514,450	13,468,301
Total		49,092,443
TOTAL FINANCIALS		49,092,443

HEALTH CARE 14.9%

Biotechnology 6.0%
BioMarin Pharmaceutical, Inc. (a)	331,450	23,937,319
Gilead Sciences, Inc. (a)	485,514	30,509,700
Vertex Pharmaceuticals, Inc. (a)	416,000	31,541,120
Total		85,988,139

Health Care Equipment & Supplies 3.1%

Covidien PLC	746,050	45,464,287

Health Care Providers & Services 2.2%

DaVita HealthCare Partners, Inc. (a)	550,300	31,312,070

Health Care Technology 1.7%

Cerner Corp. (a)	472,200	24,814,110

Pharmaceuticals 1.9%

Bristol-Myers Squibb Co.	592,050	27,400,074
TOTAL HEALTH CARE		214,978,680

INDUSTRIALS 9.0%

Aerospace & Defense 3.7%

Honeywell International, Inc.	421,050	34,963,992
United Technologies Corp.	177,250	19,111,095
Total		54,075,087

Electrical Equipment 1.8%

Roper Industries, Inc.	191,200	25,404,744

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Machinery 1.4%

WABCO Holdings, Inc. (a)	236,350	$19,914,851

Professional Services 2.1%

IHS, Inc., Class A (a)	267,300	30,520,314
TOTAL INDUSTRIALS		129,914,996

INFORMATION TECHNOLOGY 33.0%

Communications Equipment 7.7%

Cisco Systems, Inc.	1,978,050	46,325,931
QUALCOMM, Inc.	971,721	65,455,127
Total		111,781,058

Computers & Peripherals 2.9%

Apple, Inc.	88,035	41,970,686

Internet Software & Services 3.0%

Google, Inc., Class A (a)	50,375	44,123,966

IT Services 8.8%

Automatic Data Processing, Inc.	175,650	12,713,547
International Business Machines Corp.	180,000	33,332,400
NeuStar, Inc., Class A (a)	419,950	20,779,126
Visa, Inc., Class A	317,509	60,675,970
Total		127,501,043

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Software 10.6%

Adobe Systems, Inc. (a)	810,550	$42,099,967
Citrix Systems, Inc. (a)	882,600	62,320,386
Intuit, Inc.	257,800	17,094,718
MICROS Systems, Inc. (a)	367,000	18,327,980
Microsoft Corp.	389,350	12,969,248
Total		152,812,299
TOTAL INFORMATION TECHNOLOGY		478,189,052

MATERIALS 2.9%

Chemicals 2.9%

Ecolab, Inc.	157,050	15,510,258
Praxair, Inc.	223,550	26,872,946
Total		42,383,204
TOTAL MATERIALS		42,383,204

Total Common Stocks (Cost: $1,248,544,660)		$1,415,356,305

	Shares	Value

Money Market Funds 2.2%

Columbia Short-Term Cash Fund, 0.089% (b)(c)	31,399,739	$31,399,739

Total Money Market Funds (Cost: $31,399,739)		$31,399,739

Total Investments
(Cost: $1,279,944,399)		$1,446,756,044(d)
Other Assets & Liabilities, Net		(165,748)
Net Assets		$1,446,590,296

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows: [Insert S26]

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	139,803,148	543,886,223	(652,289,632)	31,399,739	31,898	31,399,739

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	258,032,847	—	—	258,032,847
Consumer Staples	118,594,561	—	—	118,594,561
Energy	124,170,522	—	—	124,170,522
Financials	49,092,443	—	—	49,092,443
Health Care	214,978,680	—	—	214,978,680
Industrials	129,914,996	—	—	129,914,996
Information Technology	478,189,052	—	—	478,189,052
Materials	42,383,204	—	—	42,383,204
Total Equity Securities	1,415,356,305	—	—	1,415,356,305
Mutual Funds
Money Market Funds	31,399,739	—	—	31,399,739
Total Mutual Funds	31,399,739	—	—	31,399,739
Total	1,446,756,044	—	—	1,446,756,044

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – Invesco International Growth Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 91.0%

AUSTRALIA 2.8%

Brambles Ltd.	2,640,774	$22,456,830
CSL Ltd.	222,779	13,297,247
WorleyParsons Ltd.	727,705	16,543,587
Total		52,297,664

BELGIUM 1.5%

Anheuser-Busch InBev NV	288,098	28,678,063

BRAZIL 3.1%

Banco Bradesco SA, ADR	1,988,208	27,596,327
BM&FBovespa SA	5,305,700	29,780,674
Total		57,377,001

CANADA 7.4%

Agrium, Inc.	144,556	12,149,132
Canadian National Railway Co.	146,814	14,875,955
Cenovus Energy, Inc.	517,449	15,442,340
CGI Group, Inc., Class A (a)	786,563	27,604,730
Fairfax Financial Holdings Ltd.	43,594	17,629,743
Potash Corp. of Saskatchewan, Inc.	333,005	10,413,175
Suncor Energy, Inc.	1,091,542	39,028,680
Total		137,143,755

CHINA 6.6%

Baidu, Inc., ADR (a)	264,717	41,078,784
Belle International Holdings Ltd.	11,748,000	17,081,138
China Mobile Ltd.	1,235,000	13,896,407
CNOOC Ltd.	14,784,000	29,950,595
Industrial & Commercial Bank of China Ltd., Class H	30,198,000	21,107,207
Total		123,114,131

DENMARK 1.6%

Carlsberg A/S, Class B	136,843	14,098,570
Novo Nordisk A/S, Class B	91,384	15,514,941
Total		29,613,511

FRANCE 4.4%

Publicis Groupe SA	401,617	31,958,538
Schneider Electric SA	256,502	21,691,523
Total SA	489,077	28,381,393
Total		82,031,454

GERMANY 7.9%

Adidas AG	220,782	23,948,566
Allianz SE, Registered Shares	146,654	23,054,188
Deutsche Boerse AG	277,878	20,905,322

Issuer	Shares	Value

Common Stocks (continued)

GERMANY (CONTINUED)

Deutsche Post AG	687,314	$22,808,805
Deutsche Telekom AG, Registered Shares	1,379,957	20,003,570
SAP AG	486,658	35,993,388
Total		146,713,839

HONG KONG 2.8%

Galaxy Entertainment Group Ltd. (a)	3,726,000	26,182,723
Hutchison Whampoa Ltd.	2,221,000	26,637,641
Total		52,820,364

ISRAEL 1.5%

Teva Pharmaceutical Industries Ltd., ADR	734,336	27,743,214

JAPAN 5.6%

Denso Corp.	309,000	14,498,854
FANUC CORP.	152,900	25,339,669
Keyence Corp.	56,560	21,520,725
Komatsu Ltd.	549,700	13,725,449
Toyota Motor Corp.	460,200	29,516,100
Total		104,600,797

MEXICO 2.3%

America Movil SAB de CV, Class L, ADR	490,435	9,715,517
Fomento Economico Mexicano SAB de CV, ADR	95,427	9,265,008
Grupo Televisa SAB, ADR	828,745	23,163,423
Total		42,143,948

NETHERLANDS 2.5%

Royal Dutch Shell PLC, Class B	745,484	25,760,529
Unilever NV-CVA	514,945	20,031,986
Total		45,792,515

SINGAPORE 3.7%

Avago Technologies Ltd.	632,442	27,270,899
Keppel Corp., Ltd.	2,678,700	22,269,346
Keppel REIT	192,536	188,536
United Overseas Bank Ltd.	1,099,000	18,127,883
Total		67,856,664

SOUTH KOREA 3.1%

Hyundai Mobis	108,259	28,799,230
NHN Entertainment Corp. (a)	14,895	1,635,481

Issuer	Shares	Value

Common Stocks (continued)

SOUTH KOREA (CONTINUED)

Samsung Electronics Co., Ltd.	21,865	$27,812,144
Total		58,246,855

SPAIN 1.6%

Amadeus IT Holding SA, Class A	827,947	29,346,318

SWEDEN 3.7%

Investment AB Kinnevik, Class B	481,809	16,680,801
Investor AB, Class B	707,840	21,477,399
Swedbank AB, Class A	655,160	15,260,935
Telefonaktiebolaget LM Ericsson, Class B	1,152,209	15,328,842
Total		68,747,977

SWITZERLAND 8.8%

ABB Ltd.	965,552	22,837,571
Julius Baer Group Ltd.	454,090	21,189,360
Nestlé SA, Registered Shares	359,290	25,128,648
Novartis AG, Registered Shares	265,781	20,425,476
Roche Holding AG, Genusschein Shares	135,673	36,590,529
Syngenta AG, Registered Shares	60,475	24,702,234
UBS AG, Registered Shares	635,702	13,004,353
Total		163,878,171

TAIWAN 0.9%

Taiwan Semiconductor Manufacturing Co., Ltd.	5,156,000	17,556,897

TURKEY 1.0%

Akbank TAS	4,929,680	18,156,392

UNITED KINGDOM 17.3%

British American Tobacco PLC	683,809	36,271,480
British Sky Broadcasting Group PLC	2,472,560	34,824,620
Centrica PLC	2,520,240	15,083,830
Compass Group PLC	2,901,640	39,928,478

Issuer	Shares	Value

Common Stocks (continued)

UNITED KINGDOM (CONTINUED)

Imperial Tobacco Group PLC	682,651	$25,274,652
Informa PLC	1,877,191	15,954,678
Kingfisher PLC	2,917,684	18,227,761
Next PLC	171,751	14,347,270
Reed Elsevier PLC	3,693,402	49,807,170
Shire PLC	531,222	21,310,696
Smith & Nephew PLC	1,185,543	14,797,624
WPP PLC	1,705,300	35,061,041
Total		320,889,300

UNITED STATES 0.9%

Aberdeen Asset Management PLC	2,591,372	15,882,931
Total Common Stocks (Cost: $1,324,751,837)		$1,690,631,761

Preferred Stocks 1.1%

GERMANY 1.1%

Volkswagen AG	85,493	$20,153,623
Total Preferred Stocks (Cost: $12,924,070)		$20,153,623

	Shares	Value

Money Market Funds 7.7%

Columbia Short-Term Cash Fund, 0.089% (b)(c)	142,323,335	$142,323,335

Total Money Market Funds (Cost: $142,323,335)		$142,323,335

Total Investments
(Cost: $1,479,999,242) (d)		$1,853,108,719(e)
Other Assets & Liabilities, Net		3,971,956
Net Assets		$1,857,080,675

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	174,563,639	541,051,930	(573,292,234)	142,323,335	136,387	142,323,335

(d)

At September 30, 2013, the cost of securities for federal income tax purposes was approximately $1,479,999,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$396,126,000
Unrealized Depreciation	(23,017,000)
Net Unrealized Appreciation	$373,109,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated June 30, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	23,163,423	380,136,166	—	403,299,589
Consumer Staples	9,265,007	149,483,399	—	158,748,406
Energy	54,471,020	100,636,104	—	155,107,124
Financials	75,006,744	205,035,307	—	280,042,051
Health Care	27,743,214	121,936,513	—	149,679,727
Industrials	14,875,955	177,766,834	—	192,642,789
Information Technology	95,954,414	149,193,795	—	245,148,209
Materials	22,562,307	24,702,234	—	47,264,541
Telecommunication Services	9,715,517	33,899,978	—	43,615,495
Utilities	—	15,083,830	—	15,083,830
Preferred Stocks
Consumer Discretionary	—	20,153,623	—	20,153,623
Total Equity Securities	332,757,601	1,378,027,783	—	1,710,785,384
Mutual Funds
Money Market Funds	142,323,335	—	—	142,323,335
Total Mutual Funds	142,323,335	—	—	142,323,335
Total	475,080,936	1,378,027,783	—	1,853,108,719

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – J.P. Morgan Core Bond Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 14.3%
Aerospace & Defense 0.1%
BAE Systems Holdings, Inc. (a)
08/15/15	5.200%	$780,000	$833,294
06/01/19	6.375%	555,000	638,125
EADS Finance BV (a)
04/17/23	2.700%	589,000	541,245
Lockheed Martin Corp.
Senior Unsecured
11/15/19	4.250%	300,000	326,056
12/15/42	4.070%	257,000	225,785
Northrop Grumman Systems Corp.
02/15/31	7.750%	400,000	515,582
Total			3,080,087
Agencies 0.1%
Financing Corp. FICO (b)
11/30/17	0.000%	3,250,000	3,050,535
Airlines 0.1%
Air Canada Pass-Through Trust Pass-Through Certificates Series 2013-1 Class A (a)
11/15/26	4.125%	997,000	938,576
American Airlines Pass-Through Trust
Series 2011-1 Class A
07/31/22	5.250%	196,103	203,457
American Airlines Pass-Through Trust (a)
Series 2013-2 Class A
07/15/24	4.950%	838,000	840,095
Continental Airlines Pass-Through Trust
Pass-Through Certificates
Series 2007-1 Class A
10/19/23	5.983%	745,659	797,855
Series 2012-2 Class A
04/29/26	4.000%	181,000	176,022
Delta Air Lines Pass-Through Trust Series 2011-1 Class A
10/15/20	5.300%	104,488	111,803
United Airlines Pass-Through Trust Pass-Thruough Certificates Series 2013-1 Class A
02/15/27	4.300%	303,000	297,319
Total			3,365,127
Automotive 0.4%
American Honda Finance Corp. (a)
Senior Unsecured
02/28/17	2.125%	652,000	660,273
02/16/18	1.600%	1,118,000	1,099,402
Daimler Finance North America LLC
01/18/31	8.500%	1,275,000	1,830,232
Daimler Finance North America LLC (a)
04/10/15	1.650%	925,000	933,559
07/31/15	1.300%	591,000	593,612
07/31/19	2.250%	459,000	449,395

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Automotive (continued)
Ford Motor Credit Co. LLC
Senior Unsecured
02/03/17	4.250%	$1,000,000	$1,068,522
Ford Motor Credit Co. LLC (c)
Senior Unsecured
05/09/16	1.516%	506,000	512,893
Ford Motor Credit Co. LLC (d)
Senior Unsecured
10/01/18	2.875%	869,000	868,814
Johnson Controls, Inc.
Senior Unsecured
12/01/21	3.750%	525,000	526,167
12/01/41	5.250%	865,000	849,715
PACCAR Financial Corp. Senior Unsecured
09/29/14	1.550%	700,000	707,912
Toyota Motor Credit Corp. Senior Unsecured
05/22/17	1.750%	1,000,000	1,009,564
Total			11,110,060
Banking 3.6%
American Express Co.
Senior Unsecured
05/20/14	7.250%	425,000	442,978
03/19/18	7.000%	500,000	602,397
American Express Credit Corp.
Senior Unsecured
08/25/14	5.125%	830,000	864,024
06/12/15	1.750%	1,325,000	1,349,148
07/29/16	1.300%	265,000	266,587
09/19/16	2.800%	2,039,000	2,133,389
03/24/17	2.375%	541,000	558,277
Associates Corp. of North America Senior Unsecured
11/01/18	6.950%	193,000	229,257
BB&T Corp.
Senior Unsecured
08/15/17	1.600%	306,000	303,840
04/30/19	6.850%	400,000	488,625
Subordinated Notes
12/23/15	5.200%	400,000	433,827
11/01/19	5.250%	800,000	896,494
Bank of America Corp.
Senior Unsecured
05/15/14	7.375%	250,000	260,208
10/14/16	5.625%	500,000	557,509
09/01/17	6.000%	350,000	396,347
06/01/19	7.625%	50,000	61,308
07/01/20	5.625%	2,750,000	3,065,468
Bank of Montreal Senior Unsecured
01/25/19	2.375%	1,196,000	1,196,337
Bank of New York Mellon Corp. (The)
Senior Unsecured
06/18/15	2.950%	1,520,000	1,580,145

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
01/17/17	2.400%	$1,024,000	$1,054,721
01/15/20	4.600%	230,000	251,236
09/23/21	3.550%	270,000	276,408
Bank of Nova Scotia Senior Unsecured
01/13/21	4.375%	500,000	539,295
Barclays Bank PLC
Senior Unsecured
02/23/15	2.750%	500,000	513,125
01/08/20	5.125%	400,000	446,566
Barclays Bank PLC (a)
09/21/15	2.500%	1,600,000	1,655,392
Canadian Imperial Bank of Commerce Senior Unsecured
01/23/18	1.550%	655,000	642,371
Capital One Bank USA NA Subordinated Notes
02/15/23	3.375%	2,100,000	1,964,231
Capital One Financial Corp.
Senior Unsecured
07/15/21	4.750%	381,000	403,136
06/15/23	3.500%	660,000	623,607
Citigroup, Inc.
Senior Unsecured
12/13/13	6.000%	1,455,000	1,470,781
01/15/15	6.010%	2,014,000	2,142,473
05/19/15	4.750%	347,000	367,230
08/07/15	2.250%	525,000	535,268
12/15/15	4.587%	583,000	623,569
01/10/17	4.450%	1,800,000	1,948,982
08/15/17	6.000%	540,000	617,165
11/21/17	6.125%	900,000	1,034,981
05/22/19	8.500%	700,000	894,069
08/09/20	5.375%	856,000	957,541
03/01/23	3.375%	240,000	228,376
12/01/25	7.000%	765,000	932,311
01/15/28	6.625%	215,000	247,072
Subordinated Notes
09/13/25	5.500%	998,000	1,026,396
Comerica Bank Subordinated Notes
08/22/17	5.200%	500,000	556,757
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
Bank Guaranteed
01/11/21	4.500%	1,800,000	1,923,280
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (a)
Senior Unsecured
09/30/10	5.800%	500,000	508,561
Countrywide Financial Corp. Subordinated Notes
05/15/16	6.250%	1,520,000	1,680,819
Deutsche Bank AG
Senior Unsecured
01/11/16	3.250%	900,000	944,253
09/01/17	6.000%	150,000	172,159

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Goldman Sachs Group, Inc. (The)
Senior Unsecured
05/03/15	3.300%	$1,001,000	$1,035,071
08/01/15	3.700%	1,987,000	2,073,031
02/07/16	3.625%	805,000	847,231
01/18/18	5.950%	1,000,000	1,130,405
04/01/18	6.150%	1,500,000	1,715,625
02/15/19	7.500%	3,565,000	4,307,127
06/15/20	6.000%	1,281,000	1,454,568
07/27/21	5.250%	1,123,000	1,211,891
HSBC Bank PLC (a)
Senior Notes
06/28/15	3.500%	2,621,000	2,743,247
Senior Unsecured
05/24/16	3.100%	245,000	257,643
05/15/18	1.500%	1,187,000	1,153,785
08/12/20	4.125%	622,000	652,573
01/19/21	4.750%	565,000	610,575
HSBC Holdings PLC
Senior Unsecured
04/05/21	5.100%	586,000	645,498
01/14/22	4.875%	410,000	442,331
HSBC USA, Inc.
Senior Unsecured
02/13/15	2.375%	245,000	250,499
01/16/18	1.625%	1,660,000	1,627,180
ING Bank NV (a)
09/25/15	2.000%	540,000	547,349
KeyBank NA Subordinated Notes
11/01/17	5.700%	817,000	918,529
Macquarie Group Ltd. (a)
Senior Unsecured
08/01/14	7.300%	923,000	969,252
01/14/20	6.000%	1,700,000	1,846,557
01/14/21	6.250%	926,000	1,009,547
Merrill Lynch & Co., Inc.
Senior Unsecured
09/30/15	5.300%	1,200,000	1,289,142
08/28/17	6.400%	4,249,000	4,886,095
07/15/18	6.500%	1,300,000	1,517,697
Morgan Stanley
07/24/15	4.000%	567,000	591,412
01/09/17	5.450%	3,300,000	3,634,003
Senior Unsecured
02/25/16	1.750%	420,000	422,025
12/28/17	5.950%	1,200,000	1,357,654
09/23/19	5.625%	130,000	145,280
01/26/20	5.500%	600,000	662,156
07/24/20	5.500%	696,000	768,230
07/28/21	5.500%	2,815,000	3,078,718
National Australia Bank Ltd. Senior Unsecured (a)
07/27/16	3.000%	3,250,000	3,374,508
National Bank of Canada (a)
01/30/14	1.650%	1,655,000	1,662,514

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Northern Trust Co. (The) Subordinated Notes
08/15/18	6.500%	$500,000	$601,010
Oversea-Chinese Banking Corp., Ltd. Senior Unsecured (a)
03/13/15	1.625%	598,000	605,290
PNC Bank National Association Subordinated Notes
04/01/18	6.875%	1,000,000	1,197,144
PNC Funding Corp. Bank Guaranteed
05/19/14	3.000%	2,015,000	2,046,972
Royal Bank of Canada Senior Unsecured
07/20/16	2.300%	1,215,000	1,255,936
SouthTrust Bank Subordinated Notes
05/15/25	7.690%	500,000	609,106
SunTrust Banks, Inc. Senior Unsecured
01/20/17	3.500%	600,000	634,485
U.S. Bancorp
Senior Unsecured
07/27/15	2.450%	960,000	991,371
05/15/17	1.650%	500,000	502,922
05/24/21	4.125%	309,000	327,860
03/15/22	3.000%	358,000	349,170
UBS AG
Senior Unsecured
01/15/15	3.875%	582,000	605,603
12/20/17	5.875%	350,000	404,081
04/25/18	5.750%	244,000	281,511
08/04/20	4.875%	305,000	340,720
Wachovia Bank NA
Subordinated Notes
08/15/15	5.000%	1,000,000	1,073,110
11/15/17	6.000%	5,300,000	6,108,780
Wachovia Corp. Senior Unsecured
02/01/18	5.750%	1,400,000	1,617,227
Wells Fargo & Co. Senior Unsecured
04/01/21	4.600%	200,000	217,177
Westpac Banking Corp. Senior Unsecured
11/19/19	4.875%	750,000	839,308
Total			114,316,027
Brokerage 0.2%
BlackRock, Inc. Senior Unsecured
09/15/17	6.250%	900,000	1,053,550

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Brokerage (continued)
Blackstone Holdings Finance Co. LLC Senior Unsecured (a)
03/15/21	5.875%	$850,000	$950,784
Charles Schwab Corp. (The) Senior Unsecured
09/01/22	3.225%	325,000	315,115
Jefferies Group LLC
Senior Unsecured
11/09/15	3.875%	375,000	390,781
07/15/19	8.500%	1,865,000	2,258,211
Nomura Holdings, Inc.
Senior Unsecured
03/04/15	5.000%	600,000	630,466
01/19/16	4.125%	650,000	684,048
03/04/20	6.700%	190,000	217,313
Total			6,500,268
Building Materials —%
CRH America, Inc.
09/30/16	6.000%	229,000	257,648
Chemicals 0.3%
Dow Chemical Co. (The)
Senior Unsecured
05/15/18	5.700%	275,000	317,424
05/15/19	8.550%	709,000	904,240
11/15/20	4.250%	350,000	365,563
EI du Pont de Nemours & Co.
Senior Unsecured
03/15/19	5.750%	250,000	290,329
01/15/28	6.500%	355,000	426,795
12/15/36	5.600%	525,000	572,342
Ecolab, Inc. Senior Unsecured
12/08/41	5.500%	970,000	1,040,975
Mosaic Co. (The) Senior Unsecured
11/15/21	3.750%	905,000	882,235
PPG Industries, Inc.
Senior Unsecured
03/15/18	6.650%	1,225,000	1,441,231
08/15/19	7.400%	278,000	333,899
Potash Corp. of Saskatchewan, Inc.
Senior Unsecured
12/01/17	3.250%	300,000	313,555
05/15/19	6.500%	450,000	531,867
Praxair, Inc.
Senior Unsecured
03/31/14	4.375%	450,000	458,496
03/15/17	5.200%	740,000	833,324
Union Carbide Corp.
Senior Unsecured
06/01/25	7.500%	515,000	609,240

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
10/01/96	7.750%	$920,000	$1,022,320
Total			10,343,835
Construction Machinery 0.1%
Caterpillar Financial Services Corp. Senior Unsecured
02/15/19	7.150%	320,000	394,110
Caterpillar, Inc.
Senior Unsecured
12/15/18	7.900%	1,000,000	1,276,338
08/15/42	3.803%	1,011,000	865,355
John Deere Capital Corp.
Senior Unsecured
06/29/15	0.950%	755,000	759,896
10/10/17	1.200%	570,000	561,166
Total			3,856,865
Consumer Cyclical Services 0.1%
ADT Corp. (The) Senior Unsecured
07/15/22	3.500%	1,200,000	1,014,484
eBay, Inc. Senior Unsecured
10/15/20	3.250%	420,000	428,552
Total			1,443,036
Consumer Products 0.1%
Kimberly-Clark Corp.
Senior Secured
03/01/22	2.400%	268,000	255,019
Senior Unsecured
06/01/23	2.400%	600,000	556,700
Koninklijke Philips NV
Senior Unsecured
03/11/18	5.750%	148,000	170,592
03/15/22	3.750%	600,000	598,388
06/01/26	7.200%	175,000	212,655
Newell Rubbermaid, Inc. Senior Unsecured
08/15/20	4.700%	405,000	431,437
Total			2,224,791
Diversified Manufacturing 0.1%
Eaton Corp. Senior Unsecured
04/01/24	7.625%	500,000	625,395
General Electric Co. Senior Unsecured
12/06/17	5.250%	1,000,000	1,138,151
Siemens Financieringsmaatschappij NV (a)
08/17/26	6.125%	1,085,000	1,285,042

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Diversified Manufacturing (continued)
United Technologies Corp. Senior Unsecured
02/01/19	6.125%	$965,000	$1,151,209
Total			4,199,797
Electric 1.1%
Alabama Power Co. Senior Unsecured
05/15/38	6.125%	70,000	83,161
American Electric Power Co., Inc.
Senior Unsecured
12/15/17	1.650%	357,000	350,717
12/15/22	2.950%	375,000	345,276
Arizona Public Service Co. Senior Unsecured
04/01/42	4.500%	93,000	88,388
CMS Energy Corp. Senior Unsecured
06/15/19	8.750%	580,000	746,070
CenterPoint Energy, Inc. Senior Unsecured
05/01/18	6.500%	1,065,000	1,256,264
Cleveland Electric Illuminating Co. (The) 1st Mortgage
11/15/18	8.875%	600,000	769,644
Consumers Energy Co. 1st Mortgage
05/15/22	2.850%	282,000	274,462
DTE Electric Co.
General Refunding Mortgage
06/01/21	3.900%	285,000	301,086
General Refunding Mortgage
06/15/42	3.950%	364,000	329,074
Dominion Resources, Inc.
Senior Unsecured
11/30/17	6.000%	500,000	577,036
08/01/33	5.250%	1,315,000	1,417,824
08/01/41	4.900%	102,000	100,879
Duke Energy Carolinas LLC
01/15/18	5.250%	630,000	722,291
1st Mortgage
06/15/20	4.300%	1,356,000	1,465,027
12/15/41	4.250%	313,000	294,738
1st Refunding Mortgage
01/15/38	6.000%	226,000	267,457
Duke Energy Corp. Senior Unsecured
11/15/16	2.150%	757,000	778,606
Duke Energy Indiana, Inc. 1st Mortgage
07/15/20	3.750%	772,000	812,254
Duke Energy Progress, Inc.
1st Mortgage

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
05/15/22	2.800%	$607,000	$583,624
04/01/35	5.700%	300,000	330,747
Exelon Generation Co. LLC
Senior Unsecured
10/01/17	6.200%	800,000	917,118
10/01/20	4.000%	750,000	750,124
Florida Power & Light Co.
1st Mortgage
02/01/33	5.850%	176,000	200,973
10/01/33	5.950%	615,000	738,886
Indiana Michigan Power Co. Senior Unsecured
03/15/19	7.000%	420,000	503,613
John Sevier Combined Cycle Generation LLC Secured
01/15/42	4.626%	358,876	360,257
Kansas City Power & Light Co.
Senior Unsecured
03/15/23	3.150%	230,000	217,567
10/01/41	5.300%	750,000	753,062
National Rural Utilities Cooperative Finance Corp.
11/01/18	10.375%	550,000	755,648
Nevada Power Co.
08/01/18	6.500%	1,275,000	1,529,198
03/15/19	7.125%	530,000	657,528
09/15/40	5.375%	67,000	73,187
NextEra Energy Capital Holdings, Inc.
09/01/15	1.339%	95,000	95,330
NextEra Energy Capital Holdings
06/01/15	1.200%	294,000	295,573
Oncor Electric Delivery Co. LLC
Senior Secured
09/01/18	6.800%	813,000	974,032
09/01/22	7.000%	155,000	191,565
PPL Capital Funding, Inc.
06/15/22	4.200%	313,000	311,467
PPL Electric Utilities Corp. 1st Mortgage
09/01/22	2.500%	368,000	343,601
PPL Energy Supply LLC Senior Unsecured
12/15/21	4.600%	775,000	764,687
PSEG Power LLC
12/01/15	5.500%	212,000	231,398
09/15/16	5.320%	800,000	886,295
09/15/21	4.150%	233,000	239,074
PacifiCorp
1st Mortgage
07/15/18	5.650%	1,500,000	1,747,800
06/15/21	3.850%	335,000	351,912
10/15/37	6.250%	200,000	242,948
Pacific Gas & Electric Co.
Senior Unsecured
04/15/42	4.450%	257,000	233,030

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
08/15/42	3.750%	$531,000	$432,093
Peco Energy Co. 1st Mortgage
09/15/22	2.375%	2,000,000	1,855,086
Potomac Electric Power Co. 1st Mortgage
12/15/38	7.900%	160,000	231,347
Progress Energy, Inc. Senior Unsecured
01/15/21	4.400%	187,000	197,394
Public Service Co. of Colorado 1st Mortgage
11/15/20	3.200%	240,000	245,192
Public Service Co. of Oklahoma
Senior Unsecured
12/01/19	5.150%	377,000	428,410
02/01/21	4.400%	231,000	244,982
Public Service Electric & Gas Co. 1st Mortgage
05/01/15	2.700%	400,000	413,012
San Diego Gas & Electric Co.
1st Mortgage
06/01/26	6.000%	525,000	645,127
05/15/40	5.350%	21,000	23,675
Southern California Edison Co.
02/01/38	5.950%	210,000	246,376
1st Refunding Mortgage
06/01/21	3.875%	225,000	238,423
Southern Power Co. Senior Unsecured
09/15/41	5.150%	466,000	459,738
Southwestern Public Service Co. Senior Unsecured
12/01/18	8.750%	804,000	1,038,642
Virginia Electric and Power Co.
Senior Unsecured
03/15/23	2.750%	900,000	853,943
11/15/38	8.875%	205,000	317,415
Wisconsin Electric Power Co. Senior Unsecured
09/15/21	2.950%	86,000	85,714
Xcel Energy, Inc.
Senior Unsecured
05/15/20	4.700%	98,000	107,822
09/15/41	4.800%	90,000	88,341
Total			34,413,230
Entertainment 0.2%
Historic TW, Inc.
05/15/29	6.625%	565,000	643,029
Time Warner, Inc.
01/15/21	4.700%	400,000	427,494
03/29/21	4.750%	300,000	321,306

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Entertainment (continued)
04/15/31	7.625%	$450,000	$560,089
05/01/32	7.700%	690,000	868,789
Viacom, Inc.
Senior Unsecured
02/27/15	1.250%	209,000	209,566
10/05/17	6.125%	375,000	428,976
12/15/21	3.875%	568,000	562,377
03/15/23	3.250%	167,000	154,515
03/15/43	4.375%	269,000	217,693
Walt Disney Co. (The) Senior Unsecured
12/15/17	5.875%	500,000	583,382
Total			4,977,216
Environmental —%
Republic Services, Inc.
06/01/22	3.550%	839,000	818,330
Waste Management, Inc.
06/30/20	4.750%	450,000	488,359
Total			1,306,689
Food and Beverage 0.5%
Anheuser-Busch Companies, Inc.
01/15/31	6.800%	640,000	777,071
Anheuser-Busch InBev Worldwide, Inc.
01/15/19	7.750%	525,000	660,604
11/15/19	6.875%	250,000	310,235
01/15/39	8.200%	410,000	603,150
Bunge Ltd. Finance Corp.
06/15/19	8.500%	790,000	983,676
Cargill, Inc. (a)
Senior Unsecured
11/27/17	6.000%	170,000	195,923
03/06/19	7.350%	250,000	307,022
11/01/36	7.250%	300,000	369,418
09/15/37	6.625%	545,000	654,724
Coca-Cola Co. (The) Senior Unsecured
04/01/18	1.150%	1,011,000	988,775
ConAgra Foods, Inc. Senior Unsecured
10/01/26	7.125%	400,000	486,653
Diageo Investment Corp.
05/11/22	2.875%	900,000	865,817
09/15/22	8.000%	865,000	1,148,724
General Mills, Inc. Senior Unsecured
02/15/19	5.650%	140,000	162,170
Heineken NV Senior Unsecured (a)
10/01/17	1.400%	655,000	643,959

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
Kellogg Co. Senior Unsecured
05/17/22	3.125%	$667,000	$648,640
Kraft Foods Group, Inc.
Senior Unsecured
08/23/18	6.125%	400,000	470,362
01/26/39	6.875%	605,000	739,625
Mondelez International, Inc. Senior Unsecured
08/11/17	6.500%	1,675,000	1,954,559
PepsiCo, Inc.
Senior Unsecured
08/13/17	1.250%	1,025,000	1,010,112
11/01/18	7.900%	133,000	169,307
08/25/21	3.000%	838,000	825,956
SABMiller PLC Senior Unsecured (a)
01/15/14	5.700%	960,000	973,767
Total			15,950,249
Gas Distributors 0.2%
AGL Capital Corp.
07/15/16	6.375%	800,000	904,173
10/01/34	6.000%	1,000,000	1,133,031
Atmos Energy Corp. Senior Unsecured
03/15/19	8.500%	1,146,000	1,475,388
Boston Gas Co. Senior Unsecured (a)
02/15/42	4.487%	359,000	336,809
Sempra Energy
Senior Unsecured
06/15/18	6.150%	370,000	432,030
02/15/19	9.800%	1,672,000	2,237,540
Total			6,518,971
Gas Pipelines 0.3%
ANR Pipeline Co. Senior Unsecured
11/01/21	9.625%	200,000	279,230
CenterPoint Energy Resources Corp. Senior Unsecured
11/01/17	6.125%	395,000	460,354
Magellan Midstream Partners LP
Senior Unsecured
07/15/19	6.550%	1,065,000	1,271,208
02/01/21	4.250%	510,000	536,630
NiSource Finance Corp.
01/15/19	6.800%	377,000	444,281
09/15/20	5.450%	225,000	247,785
02/15/23	3.850%	237,000	231,569
02/01/42	5.800%	381,000	394,833
02/15/44	4.800%	572,000	512,256
Spectra Energy Capital LLC

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines (continued)
10/01/19	8.000%	$1,345,000	$1,635,667
03/01/20	5.650%	1,465,000	1,602,424
09/15/38	7.500%	490,000	584,312
Texas Eastern Transmission LP Senior Unsecured (a)
10/15/22	2.800%	660,000	599,634
TransCanada PipeLines Ltd.
Senior Unsecured
01/15/19	7.125%	677,000	823,932
10/15/37	6.200%	500,000	577,062
08/15/38	7.250%	585,000	751,040
Total			10,952,217
Health Care 0.1%
Medco Health Solutions, Inc.
03/15/18	7.125%	500,000	602,903
09/15/20	4.125%	760,000	788,724
Quest Diagnostics, Inc.
01/30/20	4.750%	600,000	639,838
Total			2,031,465
Healthcare Insurance —%
Aetna, Inc. Senior Unsecured
12/15/37	6.750%	590,000	720,448
UnitedHealth Group, Inc.
Senior Unsecured
03/15/36	5.800%	185,000	204,510
11/15/37	6.625%	285,000	348,449
Total			1,273,407
Independent Energy 0.5%
Alberta Energy Co., Ltd. Senior Unsecured
11/01/31	7.375%	695,000	811,408
Anadarko Finance Co.
05/01/31	7.500%	1,240,000	1,545,820
Apache Corp.
Senior Unsecured
09/15/18	6.900%	750,000	916,441
04/15/22	3.250%	88,000	86,151
04/15/43	4.750%	268,000	253,684
Burlington Resources Finance Co.
12/01/31	7.400%	530,000	707,223
Burlington Resources, Inc.
03/15/25	8.200%	300,000	405,327
Canadian Natural Resources Ltd. Senior Unsecured
06/30/33	6.450%	699,000	789,945
ConocoPhillips Senior Unsecured
07/15/18	6.650%	605,000	729,335

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Devon Energy Corp. Senior Unsecured
01/15/19	6.300%	$1,050,000	$1,225,917
Devon Financing Corp. LLC
09/30/31	7.875%	550,000	708,280
EOG Resources, Inc. Senior Unsecured
03/15/23	2.625%	707,000	651,264
Hess Corp. Senior Unsecured
10/01/29	7.875%	725,000	909,122
Kerr-McGee Corp.
09/15/31	7.875%	800,000	1,009,446
Occidental Petroleum Corp.
Senior Unsecured
02/15/17	1.750%	244,000	246,238
02/01/21	4.100%	1,250,000	1,308,995
Talisman Energy, Inc.
Senior Unsecured
06/01/19	7.750%	795,000	963,934
02/01/37	5.850%	340,000	330,618
02/01/38	6.250%	345,000	349,641
Tosco Corp. Senior Unsecured
02/15/30	8.125%	775,000	1,078,741
Total			15,027,530
Integrated Energy 0.4%
Anadarko Holding Co. Senior Unsecured
05/15/28	7.150%	570,000	684,257
BG Energy Capital PLC (a)
10/15/41	5.125%	200,000	202,175
BP Capital Markets PLC
03/10/15	3.875%	1,450,000	1,517,885
11/06/17	1.375%	497,000	489,483
05/06/22	3.245%	715,000	690,345
09/26/23	3.994%	1,212,000	1,221,612
Cenovus Energy, Inc.
Senior Unsecured
08/15/22	3.000%	300,000	284,519
11/15/39	6.750%	665,000	787,554
Chevron Corp.
Senior Unsecured
06/24/20	2.427%	431,000	426,039
06/24/23	3.191%	269,000	264,210
ConocoPhillips Senior Unsecured
03/30/29	7.000%	475,000	574,749
Shell International Finance BV
09/22/19	4.300%	1,000,000	1,103,928
03/25/20	4.375%	400,000	440,890
08/12/23	3.400%	489,000	483,441

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Integrated Energy (continued)
12/15/38	6.375%	$480,000	$599,460
Suncor Energy, Inc. Senior Unsecured
06/01/18	6.100%	970,000	1,136,235
Total Capital International SA
02/17/22	2.875%	500,000	479,687
Total Capital International Sa
06/28/17	1.550%	311,000	312,581
Total Capital SA
03/15/16	2.300%	1,170,000	1,208,624
Total			12,907,674
Life Insurance 0.8%
AIG SunAmerica Global Financing X Senior Secured (a)
03/15/32	6.900%	585,000	716,139
Aflac, Inc.
Senior Unsecured
02/15/17	2.650%	98,000	101,556
05/15/19	8.500%	761,000	983,599
02/15/22	4.000%	78,000	80,023
08/15/40	6.450%	267,000	317,100
American International Group, Inc.
Senior Unsecured
08/15/18	8.250%	500,000	623,415
American International Group, Inc. (d)
Senior Unsecured
02/15/24	4.125%	767,000	767,528
Jackson National Life Global Funding Senior Secured (a)
06/01/18	4.700%	600,000	637,602
Lincoln National Corp.
Senior Unsecured
06/24/21	4.850%	140,000	150,557
03/15/22	4.200%	445,000	455,580
MassMutual Global Funding II (a)
Secured
10/17/22	2.500%	1,551,000	1,418,399
Senior Secured
04/14/16	3.125%	290,000	304,810
04/05/17	2.000%	670,000	670,234
08/02/18	2.100%	598,000	597,497
MetLife Global Funding I Secured (a)
01/10/18	1.500%	1,314,000	1,290,428
Metropolitan Life Global Funding I (a)
Secured
01/11/16	3.125%	855,000	891,307
Senior Secured
01/10/14	2.000%	565,000	567,588
06/10/14	5.125%	1,450,000	1,496,448
06/14/18	3.650%	900,000	955,374
04/11/22	3.875%	1,049,000	1,076,422
New York Life Global Funding (a)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Life Insurance (continued)
07/24/15	0.750%	$825,000	$826,115
Secured
02/12/16	0.800%	450,000	447,667
Senior Secured
05/04/15	3.000%	1,830,000	1,899,974
Pacific Life Insurance Co. Subordinated Notes (a)
06/15/39	9.250%	490,000	663,188
Pricoa Global Funding I Senior Secured (a)
05/29/18	1.600%	1,439,000	1,404,127
Principal Financial Group, Inc.
05/15/19	8.875%	500,000	648,081
Principal Life Global Funding II (a)
10/15/18	2.250%	893,000	898,874
Secured
12/11/15	1.000%	478,000	478,674
Prudential Insurance Co. of America (The) Senior Subordinated Notes (a)
07/01/25	8.300%	2,060,000	2,675,874
Total			24,044,180
Media Cable 0.4%
COX Communications, Inc. (a)
Senior Unsecured
01/15/19	9.375%	380,000	485,964
03/01/39	8.375%	420,000	498,187
Comcast Cable Communications Holdings, Inc.
11/15/22	9.455%	1,165,000	1,642,330
Comcast Cable Communications LLC
05/01/17	8.875%	753,000	938,275
Comcast Corp.
11/15/35	6.500%	1,070,000	1,284,546
03/15/37	6.450%	1,940,000	2,316,185
DIRECTV Holdings LLC/Financing Co., Inc.
03/01/21	5.000%	880,000	900,902
03/15/22	3.800%	415,000	387,340
08/15/40	6.000%	875,000	830,091
03/01/41	6.375%	425,000	419,715
Time Warner Cable, Inc.
02/14/14	8.250%	830,000	851,988
07/01/18	6.750%	865,000	966,025
02/14/19	8.750%	662,000	778,847
05/01/37	6.550%	580,000	533,673
09/15/42	4.500%	285,000	208,381
Time Warner Entertainment Co. LP
07/15/33	8.375%	695,000	757,670
Total			13,800,119
Media Non-Cable 0.2%
CBS Corp.
07/30/30	7.875%	795,000	963,670
07/01/42	4.850%	1,075,000	960,099
Discovery Communications LLC

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable (continued)
06/15/21	4.375%	$200,000	$209,412
05/15/22	3.300%	500,000	478,661
NBCUniversal Media LLC
04/01/21	4.375%	755,000	812,799
04/30/40	6.400%	314,000	371,390
News America, Inc.
05/18/18	7.250%	375,000	458,208
07/15/24	9.500%	407,000	539,335
10/30/25	7.700%	400,000	490,147
04/30/28	7.300%	350,000	407,300
12/15/34	6.200%	450,000	487,210
Thomson Reuters Corp.
07/15/18	6.500%	725,000	852,811
Total			7,031,042
Metals 0.3%
BHP Billiton Finance USA Ltd.
04/01/14	5.500%	1,100,000	1,128,724
02/24/15	1.000%	157,000	158,186
09/30/18	2.050%	554,000	554,795
09/30/43	5.000%	497,000	506,189
Barrick North America Finance LLC
05/30/21	4.400%	400,000	371,656
Freeport-McMoRan Copper & Gold, Inc.
Senior Unsecured
03/01/17	2.150%	917,000	911,323
03/01/22	3.550%	580,000	533,425
Freeport-McMoRan Copper & Gold, Inc. (a)
Senior Unsecured
03/15/23	3.875%	300,000	276,586
Nucor Corp. Senior Unsecured
12/01/37	6.400%	250,000	278,352
Placer Dome, Inc. Senior Unsecured
10/15/35	6.450%	780,000	714,865
Rio Tinto Finance USA Ltd.
05/01/14	8.950%	495,000	518,854
05/01/19	9.000%	390,000	506,095
11/02/20	3.500%	300,000	298,185
09/20/21	3.750%	1,104,000	1,088,489
Total			7,845,724
Non-Captive Consumer —%
HSBC Finance Corp. Senior Unsecured
01/19/16	5.500%	1,090,000	1,191,477
Non-Captive Diversified 0.5%
General Electric Capital Corp.
Senior Secured
12/11/15	1.000%	606,000	606,724
Senior Unsecured
07/02/15	1.625%	1,000,000	1,015,023

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Non-Captive Diversified (continued)
09/15/17	5.625%	$3,400,000	$3,874,212
05/01/18	5.625%	5,000,000	5,737,180
08/07/19	6.000%	2,400,000	2,793,074
01/07/21	4.625%	300,000	321,913
03/15/32	6.750%	505,000	602,364
Subordinated Notes
02/11/21	5.300%	292,000	317,573
General Electric Capital Corp. (c)
Senior Unsecured
02/15/17	0.434%	1,250,000	1,229,582
Total			16,497,645
Oil Field Services 0.2%
Cameron International Corp. Senior Unsecured
04/30/15	1.600%	296,000	298,190
Halliburton Co.
Senior Unsecured
02/15/21	8.750%	400,000	523,233
09/15/39	7.450%	240,000	320,564
Nabors Industries, Inc.
02/15/18	6.150%	400,000	449,804
09/15/21	4.625%	1,140,000	1,145,833
National Oilwell Varco, Inc. Senior Unsecured
12/01/17	1.350%	432,000	425,098
Noble Holding International Ltd.
03/15/22	3.950%	96,000	92,601
Schlumberger Investment SA (a)
09/14/21	3.300%	344,000	344,540
Schlumberger Ltd. (a)
01/15/21	4.200%	610,000	649,848
Transocean, Inc.
11/15/20	6.500%	810,000	904,159
12/15/21	6.375%	124,000	137,834
12/15/41	7.350%	67,000	77,676
Weatherford International Ltd.
04/15/22	4.500%	111,000	109,858
03/01/39	9.875%	375,000	505,988
09/15/40	6.750%	280,000	290,916
04/15/42	5.950%	125,000	119,682
Total			6,395,824
Other Financial Institutions —%
CME Group, Inc. Senior Unsecured
02/15/14	5.750%	326,000	332,226
Other Industry —%
Hutchison Whampoa International 11 Ltd. (a)
01/13/22	4.625%	1,200,000	1,221,221

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Other Utility —%
American Water Capital Corp.
Senior Unsecured
10/15/17	6.085%	$740,000	$853,786
10/15/37	6.593%	300,000	365,832
Total			1,219,618
Pharmaceuticals 0.3%
AbbVie, Inc. Senior Unsecured
11/06/22	2.900%	870,000	813,633
Amgen, Inc.
Senior Unsecured
06/01/37	6.375%	1,100,000	1,237,142
11/15/41	5.150%	1,465,000	1,422,158
Gilead Sciences, Inc. Senior Unsecured
12/01/21	4.400%	500,000	535,600
GlaxoSmithKline Capital, Inc.
03/18/16	0.700%	592,000	591,648
Merck & Co, Inc. Senior Unsecured
05/18/23	2.800%	968,000	915,504
Pfizer, Inc. Senior Unsecured
06/15/23	3.000%	1,530,000	1,466,597
Wyeth LLC
02/01/14	5.500%	1,200,000	1,220,323
Total			8,202,605
Property & Casualty 0.3%
ACE INA Holdings, Inc.
05/15/15	5.600%	630,000	678,846
Berkshire Hathaway Finance Corp.
12/15/15	2.450%	333,000	345,219
05/15/18	5.400%	2,200,000	2,536,686
05/15/22	3.000%	1,000,000	971,248
01/15/40	5.750%	385,000	426,831
Berkshire Hathaway, Inc. Senior Unsecured
08/15/21	3.750%	488,000	507,307
CNA Financial Corp.
Senior Unsecured
12/15/14	5.850%	615,000	650,292
08/15/16	6.500%	300,000	339,270
11/15/19	7.350%	360,000	438,146
Liberty Mutual Group, Inc. (a)
06/01/21	5.000%	330,000	350,070
Nationwide Mutual Insurance Co. (a)
Subordinated Notes
04/15/34	6.600%	290,000	293,625
08/15/39	9.375%	1,170,000	1,612,398

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Property & Casualty (continued)
Travelers Property Casualty Corp. Senior Unsecured
04/15/26	7.750%	$605,000	$796,771
Total			9,946,709
Railroads 0.2%
Burlington Northern Santa Fe LLC
Senior Unsecured
03/15/22	3.050%	217,000	208,871
03/15/23	3.000%	155,000	145,852
08/15/30	7.950%	500,000	656,360
05/01/40	5.750%	790,000	861,576
03/15/42	4.400%	500,000	453,168
CSX Corp.
Senior Unsecured
05/01/17	7.900%	625,000	742,172
02/01/19	7.375%	815,000	1,001,048
06/01/21	4.250%	215,000	227,714
Canadian Pacific Railway Co. Senior Unsecured
05/15/19	7.250%	450,000	551,824
Norfolk Southern Corp.
Senior Unsecured
02/15/23	2.903%	883,000	826,545
05/23/11	6.000%	1,072,000	1,168,268
Union Pacific Corp. Senior Unsecured
07/15/22	4.163%	849,000	896,803
Total			7,740,201
REITs 0.3%
Boston Properties LP
Senior Unsecured
11/15/18	3.700%	860,000	907,083
05/15/21	4.125%	378,000	388,889
ERP Operating LP
Senior Unsecured
09/15/14	5.250%	275,000	286,598
08/01/16	5.375%	500,000	555,143
12/15/21	4.625%	788,000	831,838
HCP, Inc.
Senior Unsecured
02/01/19	3.750%	302,000	312,744
02/01/21	5.375%	682,000	742,054
ProLogis LP
03/15/20	6.875%	331,000	390,245
Simon Property Group LP
Senior Unsecured
02/01/15	4.200%	1,000,000	1,037,135
05/30/18	6.125%	900,000	1,055,578
WEA Finance LLC/WT Finance Australia Propriety Ltd. (a)
09/02/19	6.750%	1,407,000	1,672,943
Total			8,180,250

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers 0.1%
Advance Auto Parts, Inc.
01/15/22	4.500%	$700,000	$689,627
CVS Caremark Corp. Senior Unsecured
09/15/39	6.125%	430,000	491,529
CVS Pass-Through Trust Pass-Through Certificates (a)
01/10/34	5.926%	534,429	607,222
Gap, Inc. (The) Senior Unsecured
04/12/21	5.950%	820,000	908,564
Macy’s Retail Holdings, Inc.
03/15/37	6.375%	400,000	442,866
Target Corp. Senior Unsecured
11/01/32	6.350%	150,000	180,693
Total			3,320,501
Supermarkets 0.1%
Kroger Co. (The)
08/15/17	6.400%	300,000	345,733
01/15/20	6.150%	440,000	510,144
04/01/31	7.500%	1,220,000	1,501,028
Total			2,356,905
Supranational 0.1%
African Development Bank
09/01/19	8.800%	1,700,000	2,274,845
Corporación Andina de Fomento Senior Unsecured
01/15/16	3.750%	1,192,000	1,245,257
Total			3,520,102
Technology 0.7%
Apple, Inc.
Senior Unsecured
05/03/18	1.000%	2,084,000	2,007,421
05/03/23	2.400%	1,645,000	1,489,023
Arrow Electronics, Inc.
Senior Unsecured
04/01/20	6.000%	760,000	827,274
01/15/27	7.500%	959,000	1,115,511
Cisco Systems, Inc. Senior Unsecured
01/15/40	5.500%	1,460,000	1,627,547
Dell, Inc. Senior Unsecured
04/15/28	7.100%	390,000	368,550
HP Enterprise Services LLC Senior Unsecured
10/15/29	7.450%	300,000	322,760

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
Hewlett-Packard Co. Senior Unsecured
09/15/21	4.375%	$1,750,000	$1,698,219
International Business Machines Corp.
Senior Unsecured
07/22/16	1.950%	993,000	1,022,519
10/15/18	7.625%	640,000	812,977
08/01/27	6.220%	655,000	800,627
11/29/32	5.875%	500,000	588,889
Intuit, Inc. Senior Unsecured
03/15/17	5.750%	1,100,000	1,225,564
Microsoft Corp.
Senior Unsecured
09/25/15	1.625%	360,000	368,358
11/15/22	2.125%	523,000	475,831
10/01/40	4.500%	518,000	495,231
National Semiconductor Corp.
Senior Unsecured
04/15/15	3.950%	565,000	592,736
06/15/17	6.600%	1,115,000	1,303,976
Oracle Corp.
Senior Unsecured
10/15/22	2.500%	1,700,000	1,567,150
07/15/23	3.625%	900,000	897,597
04/15/38	6.500%	280,000	345,300
07/08/39	6.125%	339,000	403,738
07/15/40	5.375%	155,000	168,790
Pitney Bowes, Inc. Senior Unsecured
03/15/18	5.600%	150,000	161,339
Xerox Corp.
Senior Unsecured
02/01/17	6.750%	500,000	571,392
12/15/19	5.625%	475,000	527,728
Total			21,786,047
Transportation Services 0.1%
ERAC U.S.A. Finance LLC (a)
10/15/37	7.000%	610,000	722,775
ERAC USA Finance LLC Senior Notes (a)
08/16/21	4.500%	600,000	625,937
Penske Truck Leasing Co. LP/Corp. Senior Unsecured (a)
07/11/14	2.500%	850,000	859,494
Ryder System, Inc. Senior Unsecured
06/01/17	3.500%	705,000	737,318
United Parcel Service of America, Inc. Senior Unsecured (c)
04/01/30	8.375%	225,000	303,903
Total			3,249,427

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless 0.4%
America Movil SAB de CV
10/16/19	5.000%	$650,000	$706,697
03/30/40	6.125%	300,000	313,449
Senior Unsecured
07/16/22	3.125%	1,297,000	1,193,834
America Movil SAB de CV (c)
Senior Unsecured
09/12/16	1.256%	1,680,000	1,680,005
Cellco Partnership/Verizon Wireless Capital LLC Senior Unsecured
11/15/18	8.500%	1,965,000	2,518,120
Centel Capital Corp.
10/15/19	9.000%	350,000	421,334
Crown Castle Towers LLC (a)
Senior Secured
01/15/20	6.113%	1,000,000	1,131,063
08/15/35	3.214%	1,160,000	1,183,106
Rogers Communications, Inc.
05/01/32	8.750%	1,075,000	1,429,404
Vodafone Group PLC Senior Unsecured
03/20/17	1.625%	2,200,000	2,187,885
Total			12,764,897
Wirelines 0.8%
AT&T, Inc.
Senior Unsecured
02/12/16	0.900%	1,362,000	1,355,551
02/15/19	5.800%	1,000,000	1,151,736
05/15/21	4.450%	600,000	630,130
01/15/38	6.300%	750,000	806,335
09/01/40	5.350%	1,821,000	1,767,372
12/15/42	4.300%	1,158,000	964,118
06/15/45	4.350%	1,219,000	1,006,220
British Telecommunications PLC
06/22/15	2.000%	205,000	208,751
Senior Unsecured
06/28/16	1.625%	231,000	232,247
12/15/30	9.625%	350,000	518,276
CenturyLink, Inc.
Senior Unsecured
06/15/21	6.450%	900,000	895,500
09/15/39	7.600%	500,000	446,250
Deutsche Telekom International Finance BV
08/20/18	6.750%	525,000	629,313
06/15/30	8.750%	290,000	401,849
Deutsche Telekom International Finance BV (a)
03/06/17	2.250%	500,000	507,277
03/06/42	4.875%	150,000	141,274
GTE Corp.
04/15/18	6.840%	840,000	980,037
Orange SA Senior Unsecured
03/01/31	8.750%	790,000	1,051,450

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Qwest Corp. Senior Unsecured
12/01/21	6.750%	$1,063,000	$1,141,578
Telecom Italia Capital SA
06/04/18	6.999%	700,000	768,564
Telefonica Emisiones SAU
06/20/16	6.421%	790,000	868,046
07/03/17	6.221%	1,000,000	1,104,422
04/27/18	3.192%	241,000	237,792
02/16/21	5.462%	120,000	123,321
Verizon Communications, Inc.
Senior Unsecured
02/15/16	5.550%	1,500,000	1,649,415
02/15/18	5.500%	250,000	283,164
11/01/18	8.750%	915,000	1,175,518
12/01/30	7.750%	1,530,000	1,881,467
02/15/38	6.400%	180,000	198,190
Verizon Maryland LLC
06/15/33	5.125%	500,000	456,693
Verizon New England, Inc.
11/15/29	7.875%	645,000	752,461
Verizon Pennsylvania LLC
12/01/28	6.000%	1,015,000	987,633
Total			25,321,950
Total Corporate Bonds & Notes (Cost: $446,748,841)			$455,075,394

Residential Mortgage-Backed Securities - Agency 24.8%
Federal Home Loan Banks CMO Series 2015-TQ Class A (e)
10/20/15	5.065%	957,920	1,022,307
Federal Home Loan Mortgage Corp. (c)(e)
11/01/36	3.968%	636,893	683,035
07/01/40	4.005%	2,064,901	2,185,835
07/01/36	5.034%	339,134	366,317
CMO Series 2551 Class NS
01/15/33	14.149%	601,770	767,319
CMO Series 264 Class F1
07/15/42	0.732%	7,546,560	7,562,674
CMO Series 267 Class F5
08/15/42	0.682%	2,830,819	2,840,125
CMO Series 274 Class F1
08/15/42	0.682%	1,435,827	1,434,038
CMO Series 279 Class F6
09/15/42	0.632%	2,863,670	2,847,435
CMO Series 281 Class F1
10/15/42	0.682%	1,427,017	1,425,573
CMO Series 3102 Class FB
01/15/36	0.482%	612,220	613,676
CMO Series 3147 Class PF
04/15/36	0.482%	1,141,855	1,140,662
CMO Series 3229 Class AF

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
08/15/23	0.432%	$991,087	$987,604
CMO Series 3523 Class SD
06/15/36	19.161%	255,274	368,556
CMO Series 3549 Class FA
07/15/39	1.382%	456,614	464,051
CMO Series 3688 Class CU
11/15/21	6.763%	1,160,973	1,238,372
CMO Series 3688 Class GT
11/15/46	7.181%	1,659,128	2,014,021
CMO Series 3804 Class FN
03/15/39	0.632%	804,843	802,803
CMO Series 3852 Class QN
05/15/41	5.500%	1,705,319	1,814,291
CMO Series 3966 Class BF
10/15/40	0.682%	3,142,477	3,158,770
CMO Series 3997 Class PF
11/15/39	0.632%	1,916,571	1,915,209
CMO Series 4012 Class FN
03/15/42	0.682%	3,961,445	3,950,579
CMO Series 4048 Class FB
10/15/41	0.582%	4,357,726	4,375,362
CMO Series 4048 Class FJ
07/15/37	0.587%	3,833,441	3,623,414
CMO Series 4087 Class FA
05/15/39	0.632%	3,220,380	3,219,742
CMO Series 4095 Class FB
04/15/39	0.582%	3,733,113	3,734,703
Structured Pass-Through Securities
CMO Series T-62 Class 1A1
10/25/44	1.359%	1,375,513	1,414,406
Federal Home Loan Mortgage Corp. (c)(e)(f)
CMO IO STRIPS Series 239 Class S30
08/15/36	7.518%	2,282,037	357,218
CMO IO Series 3380 Class SI
10/15/37	6.188%	7,960,557	1,014,937
CMO IO Series 3385 Class SN
11/15/37	5.818%	781,380	98,448
CMO IO Series 3451 Class SA
05/15/38	5.868%	1,405,355	184,846
CMO IO Series 3531 Class SM
05/15/39	5.918%	1,409,288	226,724
CMO IO Series 3608 Class SC
12/15/39	6.068%	2,584,402	324,234
CMO IO Series 3740 Class SB
10/15/40	5.818%	2,400,240	426,581
CMO IO Series 3740 Class SC
10/15/40	5.818%	3,599,411	699,870
CMO IO Series 3802 Class LS
01/15/40	2.214%	4,264,932	198,820
Federal Home Loan Mortgage Corp. (e)
03/01/33	3.000%	3,031,985	3,019,108
01/01/32-06/01/42	3.500%	8,066,525	8,199,255
12/01/32-06/01/42	4.000%	8,721,116	9,162,794
05/01/41	4.500%	6,253,410	6,660,623
05/01/36-08/01/40	5.000%	6,331,830	6,879,572

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
02/01/24-05/01/38	5.500%	$4,689,571	$5,073,628
09/01/21-09/01/37	6.000%	10,332,060	11,264,435
11/01/22-10/17/38	6.500%	5,597,362	6,208,376
09/01/37-02/01/38	7.500%	407,833	451,496
CMO Series 2127 Class PG
02/15/29	6.250%	933,142	1,040,111
CMO Series 2165 Class PE
06/15/29	6.000%	369,844	413,244
CMO Series 2326 Class ZQ
06/15/31	6.500%	1,691,713	1,877,023
CMO Series 2399 Class TH
01/15/32	6.500%	875,233	948,013
CMO Series 2517 Class Z
10/15/32	5.500%	799,898	879,045
CMO Series 2545 Class HG
12/15/32	5.500%	1,295,787	1,431,232
CMO Series 2557 Class HL
01/15/33	5.300%	1,283,263	1,387,113
CMO Series 2568 Class KG
02/15/23	5.500%	2,094,701	2,287,682
CMO Series 2586 Class TG
03/15/23	5.500%	3,000,000	3,317,742
CMO Series 2597 Class AE
04/15/33	5.500%	1,068,577	1,156,552
CMO Series 262 Class 35
07/15/42	3.500%	10,431,292	10,766,837
CMO Series 2752 Class EZ
02/15/34	5.500%	3,383,891	3,703,594
CMO Series 2764 Class UE
10/15/32	5.000%	963,121	1,011,484
CMO Series 2764 Class ZG
03/15/34	5.500%	1,996,660	2,189,849
CMO Series 2802 Class VG
07/15/23	5.500%	2,096,742	2,151,341
CMO Series 2825 Class VQ
07/15/26	5.500%	2,000,000	2,085,242
CMO Series 2953 Class PG
03/15/35	5.500%	4,000,000	4,474,068
CMO Series 2986 Class CH
06/15/25	5.000%	1,864,040	2,030,711
CMO Series 2989 Class TG
06/15/25	5.000%	1,476,617	1,619,211
CMO Series 299 Class 300
01/15/43	3.000%	1,926,581	1,873,037
CMO Series 2990 Class UZ
06/15/35	5.750%	2,439,184	2,714,708
CMO Series 3075 Class PD
01/15/35	5.500%	808,073	855,711
CMO Series 3101 Class UZ
01/15/36	6.000%	1,517,341	1,690,665
CMO Series 3123 Class AZ
03/15/36	6.000%	2,317,345	2,592,101
CMO Series 3143 Class BC
02/15/36	5.500%	1,871,424	2,066,629

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO Series 3151 Class PD
11/15/34	6.000%	$154,310	$155,731
CMO Series 3164 Class MG
06/15/36	6.000%	583,990	652,203
CMO Series 3171 Class MG
08/15/34	6.000%	171,214	171,468
CMO Series 3195 Class PD
07/15/36	6.500%	1,526,134	1,720,060
CMO Series 3200 Class AY
08/15/36	5.500%	1,427,030	1,563,596
CMO Series 3213 Class JE
09/15/36	6.000%	3,294,536	3,606,080
CMO Series 3218 Class BE
09/15/35	6.000%	1,692,186	1,804,409
CMO Series 3229 Class HE
10/15/26	5.000%	2,216,000	2,434,050
CMO Series 3266 Class D
01/15/22	5.000%	4,149,446	4,414,953
CMO Series 3402 Class NC
12/15/22	5.000%	1,500,000	1,605,867
CMO Series 3423 Class PB
03/15/38	5.500%	2,000,000	2,214,664
CMO Series 3453 Class B
05/15/38	5.500%	671,496	737,450
CMO Series 3461 Class Z
06/15/38	6.000%	4,107,553	4,737,836
CMO Series 3501 Class CB
01/15/39	5.500%	1,500,000	1,654,729
CMO Series 3666 Class VA
12/15/22	5.500%	2,140,439	2,205,577
CMO Series 3680 Class MA
07/15/39	4.500%	3,630,218	3,976,592
CMO Series 3684 Class CY
06/15/25	4.500%	2,000,000	2,168,848
CMO Series 3687 Class MA
02/15/37	4.500%	2,376,164	2,545,960
CMO Series 3704 Class CT
12/15/36	7.000%	3,104,474	3,740,839
CMO Series 3704 Class DT
11/15/36	7.500%	2,965,037	3,427,870
CMO Series 3704 Class ET
12/15/36	7.500%	2,399,604	2,940,022
CMO Series 3707 Class B
08/15/25	4.500%	2,027,855	2,217,291
CMO Series 3720 Class A
09/15/25	4.500%	1,403,821	1,517,507
CMO Series 3819 Class ZQ
04/15/36	6.000%	3,007,702	3,313,835
CMO Series 3827 Class BM
08/15/39	5.500%	1,907,466	2,089,656
CMO Series 3890 Class ME
07/15/41	5.000%	1,000,000	1,091,988
CMO Series 3957 Class B
11/15/41	4.000%	1,253,225	1,285,200
CMO Series 3966 Class NA
12/15/41	4.000%	2,070,377	2,121,346
CMO Series 4015 Class MY
03/15/42	3.500%	2,000,000	1,892,060

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO Series 4173 Class NB
03/15/43	3.000%	$2,000,000	$1,786,738
CMO Series 4177 Class MQ
03/15/43	2.500%	1,000,000	832,909
CMO Series 4217 Class KY
06/15/43	3.000%	1,200,000	1,055,797
CMO Series 4219 Class JA
08/15/39	3.500%	4,956,733	5,083,463
CMO Series 4240 Class B
08/15/33	3.000%	2,000,000	1,745,358
CMO Series 4244 Class GL
08/15/33	3.000%	1,000,000	881,001
CMO Series R006 Class ZA
04/15/36	6.000%	2,287,495	2,513,078
CMO Series R007 Class ZA
05/15/36	6.000%	4,569,954	4,976,220
Structured Pass-Through Securities
CMO Series T-56 Class A5
05/25/43	5.231%	1,986,831	2,167,467
Federal Home Loan Mortgage Corp. (e)(g)
CMO PO STRIPS Series 197 Class PO
04/01/28	0.000%	677,470	663,495
CMO PO STRIPS Series 310 Class PO
09/15/43	0.000%	3,480,000	2,533,892
CMO PO Series 2235 Class KP
06/15/30	0.000%	435,222	419,801
CMO PO Series 2777 Class KO
02/15/33	0.000%	299,350	299,186
CMO PO Series 2967 Class EA
04/15/20	0.000%	307,510	306,125
CMO PO Series 3077 Class TO
04/15/35	0.000%	563,780	542,821
CMO PO Series 3100 Class PO
01/15/36	0.000%	946,400	907,459
CMO PO Series 3117 Class OG
02/15/36	0.000%	630,084	621,912
CMO PO Series 3136 Class PO
04/15/36	0.000%	427,492	416,905
CMO PO Series 3200 Class PO
08/15/36	0.000%	573,781	543,535
CMO PO Series 3316 Class JO
05/15/37	0.000%	225,569	213,806
CMO PO Series 3393 Class JO
09/15/32	0.000%	646,106	526,681
CMO PO Series 3510 Class OD
02/15/37	0.000%	799,322	728,815
CMO PO Series 3607 Class AO
04/15/36	0.000%	743,743	694,134
CMO PO Series 3607 Class EO
02/15/33	0.000%	234,370	229,732
CMO PO Series 3607 Class PO
05/15/37	0.000%	762,139	697,873
CMO PO Series 3607 Class TO
10/15/39	0.000%	950,898	889,312
CMO PO Series 3621 Class BO
01/15/40	0.000%	503,887	476,903
CMO PO Series 3623 Class LO
01/15/40	0.000%	808,517	752,932

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
Federal Home Loan Mortgage Corp. (e)(f)
CMO IO Series 3688 Class NI
04/15/32	5.000%	$2,780,641	$419,817
CMO IO Series 3714 Class IP
08/15/40	5.000%	2,882,375	484,134
CMO IO Series 3739 Class LI
03/15/34	4.000%	4,045,367	272,589
CMO IO Series 3747 Class HI
07/15/37	4.500%	5,246,532	547,353
CMO IO Series 3756 Class IP
08/15/35	4.000%	1,354,430	58,546
CMO IO Series 3760 Class GI
10/15/37	4.000%	1,865,745	202,578
CMO IO Series 3772 Class IO
09/15/24	3.500%	1,872,726	127,169
CMO IO Series 3779 Class IH
11/15/34	4.000%	2,681,239	278,896
CMO IO Series 3800 Class AI
11/15/29	4.000%	2,713,395	212,513
Federal National Mortgage Association (b)(e)
10/25/43	0.000%	3,990,000	2,893,987
CMO PO Series 2013-92 Class PO
09/25/43	0.000%	2,989,984	2,173,295
Federal National Mortgage Association (c)(e)
01/01/23	0.527%	6,500,000	6,498,646
01/01/23	0.537%	3,944,681	3,941,647
01/01/23	0.547%	1,973,400	1,973,148
10/01/22	0.577%	5,500,000	5,498,251
09/01/22	0.627%	1,500,000	1,499,528
08/01/23	0.669%	1,903,000	1,898,727
08/01/22	0.737%	1,956,365	1,955,724
04/01/22	0.797%	2,000,000	1,999,299
04/01/22	0.957%	1,500,000	1,499,095
03/01/36	2.942%	1,726,966	1,828,778
12/25/33	13.742%	516,942	632,691
CMO Class 2005-SV Series 75
09/25/35	23.485%	459,959	640,234
CMO Series 2003-129 Class FD
01/25/24	0.679%	725,327	729,749
CMO Series 2003-W8 Class 3F1
05/25/42	0.579%	509,212	503,593
CMO Series 2004-36 Class FA
05/25/34	0.579%	834,885	831,871
CMO Series 2005-74 Class SK
05/25/35	19.638%	559,843	834,049
CMO Series 2005-W3 Class 2AF
03/25/45	0.399%	1,407,817	1,405,708
CMO Series 2006-56 Class FC
07/25/36	0.469%	758,597	757,971
CMO Series 2006-56 Class PF
07/25/36	0.529%	584,166	585,408
CMO Series 2007-101 Class A2
06/27/36	0.429%	2,574,387	2,531,693
CMO Series 2007-108 Class AN
11/25/37	8.373%	815,050	972,747
CMO Series 2008-18 Class FA
03/25/38	1.079%	630,095	636,198
CMO Series 2010-28 Class BS

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
04/25/40	11.185%	$450,272	$483,860
CMO Series 2010-35 Class SJ
04/25/40	17.071%	1,000,000	1,484,511
CMO Series 2010-49 Class SC
03/25/40	12.302%	1,502,552	1,664,992
CMO Series 2010-61 Class WA
06/25/40	5.954%	464,096	522,289
CMO Series 2011-101 Class FM
01/25/41	0.729%	1,569,008	1,576,607
CMO Series 2011-124 Class JF
02/25/41	0.579%	1,343,546	1,341,782
CMO Series 2011-2 Class WA
02/25/51	5.812%	853,867	934,107
CMO Series 2011-43 Class WA
05/25/51	5.875%	1,406,319	1,546,609
CMO Series 2011-75 Class FA
08/25/41	0.729%	1,047,316	1,052,250
CMO Series 2012-101 Class FC
09/25/42	0.679%	1,894,975	1,890,800
CMO Series 2012-108 Class F
10/25/42	0.679%	3,801,235	3,790,318
CMO Series 2012-112 Class FD
10/25/42	0.679%	1,442,763	1,439,566
CMO Series 2012-137 Class CF
08/25/41	0.479%	2,387,838	2,362,706
CMO Series 2012-14 Class FG
07/25/40	0.579%	2,536,010	2,546,464
CMO Series 2012-47 Class HF
05/25/27	0.579%	7,806,137	7,874,058
CMO Series 2012-58 Class FA
03/25/39	0.679%	3,217,768	3,235,797
CMO Series 411 Class F1
08/25/42	0.729%	4,757,840	4,782,115
CMO Series 412 Class F2
08/25/42	0.679%	2,359,854	2,362,605
Series 2003-W16 Class AF5
09/25/33	4.605%	1,674,338	1,722,414
Series 2013-M9 Class A2
01/25/23	2.389%	3,000,000	2,780,181
Federal National Mortgage Association (c)(e)(f)
CMO IO Series 1996-4 Class SA
02/25/24	8.321%	288,045	57,279
CMO IO Series 2005-18 Class SK
03/25/35	6.571%	593,504	4,349
CMO IO Series 2006-117 Class GS
12/25/36	6.471%	1,042,214	168,621
CMO IO Series 2006-43 Class SI
06/25/36	6.421%	4,182,911	610,084
CMO IO Series 2006-58 Class IG
07/25/36	6.341%	1,880,878	253,329
CMO IO Series 2006-8 Class WN
03/25/36	6.521%	3,020,425	554,308
CMO IO Series 2006-94 Class GI
10/25/26	6.471%	2,190,513	340,153
CMO IO Series 2007-109 Class PI
12/25/37	6.171%	2,909,096	336,926
CMO IO Series 2007-65 Class KI
07/25/37	6.441%	1,290,109	155,033

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO IO Series 2007-72 Class EK
07/25/37	6.221%	$4,508,617	$579,239
CMO IO Series 2007-W7 Class 2A2
07/25/37	6.351%	2,162,707	411,414
CMO IO Series 2009-112 Class ST
01/25/40	6.071%	1,700,289	214,933
CMO IO Series 2009-17 Class QS
03/25/39	6.471%	1,052,171	140,909
CMO IO Series 2009-37 Class KI
06/25/39	5.821%	4,249,196	555,926
CMO IO Series 2009-68 Class SA
09/25/39	6.571%	2,190,315	326,954
CMO IO Series 2010-125 Class SA
11/25/40	4.261%	6,495,046	609,393
CMO IO Series 2010-147 Class SA
01/25/41	6.351%	4,867,684	902,948
CMO IO Series 2010-35 Class SB
04/25/40	6.241%	1,384,643	169,780
CMO IO Series 2010-42 Class S
05/25/40	6.221%	1,330,207	175,995
CMO IO Series 2010-68 Class SA
07/25/40	4.821%	5,555,703	563,737
CMO IO Series 2011-30 Class LS
04/25/41	2.758%	3,734,215	219,821
Federal National Mortgage Association (d)(e)
01/01/23	0.640%	5,000,000	5,003,125
Federal National Mortgage Association (e)
10/25/33-02/01/43	3.000%	8,873,629	8,361,885
08/01/32-08/01/43	3.500%	50,735,770	51,297,726
04/01/20-07/01/42	4.000%	8,002,723	8,334,566
10/01/19-08/01/40	5.000%	9,149,767	9,943,146
10/01/21-10/01/39	5.500%	15,461,798	16,814,707
10/01/19-11/01/48	6.000%	21,155,825	23,056,050
02/01/24-02/01/39	6.500%	13,701,514	15,275,274
04/01/37-01/01/39	7.000%	4,421,812	4,928,254
05/01/22-08/01/37	7.500%	561,813	630,311
CMO Series 1999-7 Class AB
03/25/29	6.000%	784,788	885,416
CMO Series 2001-60 Class PX
11/25/31	6.000%	958,893	1,079,046
CMO Series 2002-50 Class ZA
05/25/31	6.000%	3,864,434	4,316,994
CMO Series 2002-78 Class Z
12/25/32	5.500%	1,426,752	1,564,974
CMO Series 2003-23 Class EQ
04/25/23	5.500%	2,000,000	2,230,820
CMO Series 2004-50 Class VZ
07/25/34	5.500%	3,322,557	3,633,898
CMO Series 2004-65 Class LT

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
08/25/24	4.500%	$953,812	$1,036,255
CMO Series 2004-W10 Class A6
08/25/34	5.750%	3,000,000	3,081,378
CMO Series 2005-121 Class DX
01/25/26	5.500%	1,880,153	2,083,917
CMO Series 2005-67 Class EY
08/25/25	5.500%	831,597	923,861
CMO Series 2006-102 Class MD
01/25/35	6.000%	885,536	910,807
CMO Series 2006-105 Class ME
11/25/36	5.500%	1,500,000	1,681,218
CMO Series 2006-16 Class HZ
03/25/36	5.500%	8,270,149	9,089,688
CMO Series 2006-74 Class DV
08/25/23	6.500%	565,433	570,375
CMO Series 2006-W3 Class 2A
09/25/46	6.000%	825,802	938,504
CMO Series 2007-104 Class ZE
08/25/37	6.000%	2,137,379	2,330,607
CMO Series 2007-116 Class PB
08/25/35	5.500%	992,802	1,091,133
CMO Series 2007-18 Class MZ
03/25/37	6.000%	1,482,924	1,719,128
CMO Series 2007-42 Class B
05/25/37	6.000%	2,000,000	2,249,414
CMO Series 2007-76 Class PD
03/25/36	6.000%	6,455	6,455
CMO Series 2007-76 Class ZG
08/25/37	6.000%	4,196,649	4,729,355
CMO Series 2008-68 Class VB
03/25/27	6.000%	1,106,334	1,119,290
CMO Series 2008-80 Class GP
09/25/38	6.250%	360,848	403,866
CMO Series 2009-59 Class HB
08/25/39	5.000%	1,670,154	1,825,594
CMO Series 2009-60 Class HT
08/25/39	6.000%	1,988,254	2,276,036
CMO Series 2009-79 Class UA
03/25/38	7.000%	300,991	347,763
CMO Series 2009-W1 Class A
12/25/49	6.000%	4,381,454	5,028,183
CMO Series 2010-111 Class AE
04/25/38	5.500%	7,557,119	8,166,071
CMO Series 2010-111 Class AM
10/25/40	5.500%	3,000,000	3,346,365
CMO Series 2010-133 Class A
05/25/38	5.500%	6,104,459	6,618,113
CMO Series 2010-148 Class MA
02/25/39	4.000%	1,224,604	1,257,200
CMO Series 2010-2 Class LC
02/25/40	5.000%	1,200,000	1,309,385
CMO Series 2010-47 Class AV
05/25/21	5.000%	3,720,115	3,939,985
CMO Series 2010-83 Class DN
12/25/20	4.500%	2,910,053	3,204,361
CMO Series 2011-118 Class MT
11/25/41	7.000%	3,337,320	3,749,369
CMO Series 2011-118 Class NT

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
11/25/41	7.000%	$4,000,664	$4,538,368
CMO Series 2011-39 Class ZA
11/25/32	6.000%	1,316,890	1,471,873
CMO Series 2012-66 Class CB
06/25/32	3.000%	3,000,000	2,663,706
CMO Series 2013-4 Class AJ
02/25/43	3.500%	3,842,183	3,929,662
CMO Series 2013-59 Class PY
06/25/43	2.500%	1,000,000	784,704
CMO Series G94-8 Class K
07/17/24	8.000%	505,343	587,774
Series 2012-M5 Class A2
02/25/22	2.715%	2,122,000	2,063,363
Federal National Mortgage Association (e)(g)
CMO PO STRIPS Series 293 Class 1
12/01/24	0.000%	584,284	564,964
CMO PO STRIPS Series 300 Class 1
09/01/24	0.000%	559,682	540,705
CMO PO Series 2000-18 Class EC
10/25/23	0.000%	235,829	227,709
CMO PO Series 2004-46 Class EP
03/25/34	0.000%	584,744	525,611
CMO PO Series 2004-61 Class BO
10/25/32	0.000%	262,162	261,823
CMO PO Series 2006-113 Class PO
07/25/36	0.000%	386,735	378,769
CMO PO Series 2006-15 Class OP
03/25/36	0.000%	553,811	517,833
CMO PO Series 2006-60 Class CO
06/25/35	0.000%	500,095	497,327
CMO PO Series 2006-60 Class DO
04/25/35	0.000%	669,999	655,353
CMO PO Series 2006-8 Class WQ
03/25/36	0.000%	823,752	741,497
CMO PO Series 2006-86 Class OB
09/25/36	0.000%	1,158,974	1,073,187
CMO PO Series 2009-113 Class AO
01/25/40	0.000%	634,515	589,366
CMO PO Series 2009-69 Class PO
09/25/39	0.000%	434,438	404,834
CMO PO Series 2009-86 Class BO
03/25/37	0.000%	451,931	437,702
CMO PO Series 2009-86 Class OT
10/25/37	0.000%	1,267,411	1,116,713
CMO PO Series 2010-39 Class OT
10/25/35	0.000%	506,006	468,473
CMO PO Series 2010-68 Class CO
07/25/40	0.000%	983,944	919,467
CMO PO Series 314 Class 1
07/01/31	0.000%	444,573	426,049
CMO PO Series 3151 Class PO
05/15/36	0.000%	509,931	456,046
Federal National Mortgage Association (e)(f)
CMO IO Series 2009-71 Class BI
08/25/24	4.500%	460,434	40,783
CMO IO Series 2009-86 Class IP

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
10/25/39	5.500%	$725,466	$104,760
CMO IO Series 2009-86 Class UI
10/25/14	4.000%	1,732,703	55,023
CMO IO Series 2010-155 Class KI
01/25/21	3.000%	3,254,636	240,753
Federal National Mortgage Association (e)(h)
CMO Series 2013-101 Class E
10/25/33	3.000%	3,000,000	2,621,250
Government National Mortgage Association (c)(e)
CMO Series 2007-16 Class NS
04/20/37	22.645%	348,484	535,343
CMO Series 2010-H17 Class XQ
07/20/60	5.245%	5,875,711	6,675,331
CMO Series 2011-137 Class WA
07/20/40	5.523%	2,792,867	3,073,078
CMO Series 2012-141 Class WC
01/20/42	3.763%	1,780,058	1,845,354
CMO Series 2012-61 Class FM
05/16/42	0.582%	5,045,959	5,043,719
CMO Series 2012-H10 Class FA
12/20/61	0.736%	2,773,062	2,754,158
CMO Series 2012-H21 Class CF
05/20/61	0.886%	2,782,183	2,782,128
CMO Series 2012-H21 Class DF
05/20/61	0.836%	2,482,899	2,479,088
CMO Series 2012-H26 Class MA
07/20/62	0.736%	1,974,245	1,965,058
CMO Series 2012-H28 Class FA
09/20/62	0.766%	4,788,426	4,769,320
CMO Series 2012-H30 Class JA
01/20/60	0.666%	2,009,543	2,015,921
CMO Series 2012-H30 Class PA
11/20/59	0.636%	2,167,989	2,157,587
CMO Series 2013-54 Class WA
11/20/42	4.716%	3,730,554	4,021,888
CMO Series 2013-75 Class WA
06/20/40	5.241%	1,384,683	1,556,757
CMO Series 2013-H01 Class TA
01/20/63	0.686%	1,959,989	1,948,278
CMO Series 2013-H05 Class FB
02/20/62	0.586%	2,959,975	2,931,775
CMO Series 2013-H07 Class GA
03/20/63	0.656%	2,948,058	2,912,977
CMO Series 2013-H07 Class HA
03/20/63	0.596%	1,982,002	1,951,505
CMO Series 2013-H09 Class GA
04/20/63	0.666%	2,959,827	2,925,585
CMO Series 2013-H09 Class SA
04/20/63	0.686%	4,995,977	4,937,304
CMO Series 2013-H21 Class FA
09/20/63	0.936%	5,016,500	5,016,500
CMO Series 2013-H21 Class FB
09/20/63	0.886%	5,262,548	5,242,813
Government National Mortgage Association (c)(e)(f)
CMO IO Series 2005-3 Class SE
01/20/35	5.920%	2,437,659	339,396
CMO IO Series 2006-38 Class SG
09/20/33	6.470%	1,673,885	104,912

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO IO Series 2007-26 Class SW
05/20/37	6.020%	$3,594,210	$475,353
CMO IO Series 2007-40 Class SN
07/20/37	6.500%	2,455,063	429,314
CMO IO Series 2008-62 Class SA
07/20/38	5.970%	2,111,310	291,483
CMO IO Series 2008-76 Class US
09/20/38	5.720%	2,964,237	377,048
CMO IO Series 2008-95 Class DS
12/20/38	7.120%	2,527,166	384,339
CMO IO Series 2009-102 Class SM
06/16/39	6.218%	2,880,968	342,573
CMO IO Series 2009-106 Class ST
02/20/38	5.820%	3,268,748	399,107
CMO IO Series 2009-64 Class SN
07/16/39	5.918%	2,274,723	286,318
CMO IO Series 2009-67 Class SA
08/16/39	5.868%	1,600,652	204,289
CMO IO Series 2009-72 Class SM
08/16/39	6.068%	3,020,865	408,476
CMO IO Series 2009-81 Class SB
09/20/39	5.910%	3,757,966	444,408
CMO IO Series 2009-83 Class TS
08/20/39	5.920%	3,108,003	385,668
CMO IO Series 2010-47 Class PX
06/20/37	6.520%	4,077,734	733,823
CMO IO Series 2011-75 Class SM
05/20/41	6.420%	2,003,613	336,555
Government National Mortgage Association (e)
06/01/63	4.375%	5,062,771	5,515,651
05/01/63	4.433%	3,157,887	3,449,375
05/01/63	4.462%	3,028,173	3,312,182
04/20/63	4.479%	2,026,561	2,236,722
09/15/22	5.000%	928,690	987,201
09/20/38-08/20/39	6.000%	4,344,422	4,777,832
09/20/38-12/20/38	7.000%	756,044	857,951
CMO Series 1998-11 Class Z
04/20/28	6.500%	621,353	709,664
CMO Series 1999-16 Class Z
05/16/29	6.500%	553,983	631,557
CMO Series 2002-47 Class PG
07/16/32	6.500%	565,838	652,769
CMO Series 2003-25 Class PZ
04/20/33	5.500%	5,313,337	5,926,852
CMO Series 2003-75 Class ZX
09/16/33	6.000%	2,187,847	2,463,562
CMO Series 2005-26 Class XY
03/20/35	5.500%	1,321,000	1,463,365
CMO Series 2005-72 Class AZ
09/20/35	5.500%	1,551,147	1,768,227
CMO Series 2006-17 Class JN
04/20/36	6.000%	1,096,940	1,233,462
CMO Series 2006-33 Class NA
01/20/36	5.000%	1,471,522	1,583,571
CMO Series 2006-69 Class MB
12/20/36	5.500%	3,500,000	3,842,210

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO Series 2007-6 Class LD
03/20/36	5.500%	$661,697	$688,212
CMO Series 2008-23 Class PH
03/20/38	5.000%	2,399,577	2,610,880
CMO Series 2009-104 Class AB
08/16/39	7.000%	2,204,141	2,611,841
CMO Series 2009-2 Class PA
12/20/38	5.000%	793,070	852,949
CMO Series 2009-44 Class VA
05/16/20	5.500%	2,376,489	2,442,870
CMO Series 2009-89 Class VA
07/20/20	5.000%	2,081,196	2,319,160
CMO Series 2010-130 Class CP
10/16/40	7.000%	1,705,218	2,011,850
CMO Series 2010-14 Class QP
12/20/39	6.000%	1,218,244	1,297,343
CMO Series 2011-43 Class ZQ
01/16/33	5.500%	2,294,082	2,568,526
CMO Series 2013-H01 Class FA
01/20/63	1.650%	4,172,214	4,074,826
CMO Series 2013-H04 Class BA
02/20/63	1.650%	2,452,620	2,392,722
CMO Series 2013-H07 Class JA
03/20/63	1.750%	4,504,790	4,407,973
CMO Series 2013-H09 Class HA
04/20/63	1.650%	6,032,344	5,879,249
Government National Mortgage Association (e)(g)
CMO PO Series 2008-1 Class PO
01/20/38	0.000%	453,120	424,743
CMO PO Series 2010-14 Class AO
12/20/32	0.000%	607,241	598,933
CMO PO Series 2010-14 Class EO
06/16/33	0.000%	44,983	44,979
CMO PO Series 2010-157 Class OP
12/20/40	0.000%	2,009,534	1,682,227
Government National Mortgage Association (e)(f)
CMO IO Series 2010-107 Class IL
07/20/39	6.000%	1,898,492	494,820
CMO IO Series 2010-144 Class BI
09/16/37	4.000%	7,365,684	896,353
Vendee Mortgage Trust CMO Series 1998-2 Class 1G (e)
06/15/28	6.750%	624,391	721,927

Total Residential Mortgage-Backed Securities - Agency (Cost: $778,502,484)			$788,785,000

Residential Mortgage-Backed Securities - Non-Agency 6.1%
AJAX Mortgage Loan Trust (a)(c)(e)
CMO Series 2013-A Class A
02/25/51	3.500%	2,784,172	2,752,511
CMO Series 2013-B Class A1
03/25/52	3.750%	1,828,818	1,848,841
ASG Resecuritization Trust (a)(c)(e)
CMO Series 2009-2 Class G60

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
05/24/36	4.954%	$800,000	$839,823
CMO Series 2009-3 Class A65
03/26/37	2.300%	1,628,143	1,632,684
CMO Series 2010-3 Class 2A22
10/28/36	0.379%	204,680	203,775
CMO Series 2010-4 Class 2A20
11/28/36	0.331%	197,860	196,975
CMO Series 2011-1 Class 3A50
11/28/35	2.508%	794,929	780,579
ASG Resecuritization Trust (a)(e)
CMO Series 2011-1 Class 1A85
09/28/20	4.000%	739,305	747,375
American General Mortgage Loan Trust (a)(c)(e)
CMO Series 2009-1 Class A7
09/25/48	5.750%	2,550,000	2,605,511
CMO Series 2010-1A Class A1
03/25/58	5.150%	338,045	341,578
BCAP LLC Trust (a)(c)(e)
05/28/36	0.330%	1,383,820	1,277,303
08/26/37	5.000%	1,376,025	1,359,436
CMO Series 2009-RR13 Class 17A2
04/26/37	5.500%	819,919	859,480
CMO Series 2010-RR12 Class 2A5
01/26/36	0.045%	810,002	836,707
CMO Series 2010-RR4 Class 12A1
07/26/36	4.000%	323,218	328,723
CMO Series 2010-RR6 Class 22A3
06/26/36	4.646%	615,051	641,119
CMO Series 2010-RR6 Class 5A1
11/26/37	4.639%	70,782	70,813
CMO Series 2010-RR7 Class 15A1
01/26/36	0.980%	222,271	219,644
CMO Series 2010-RR7 Class 16A1
02/26/47	0.853%	510,395	504,264
CMO Series 2010-RR7 Class 1A5
04/26/35	4.977%	393,287	406,190
CMO Series 2010-RR7 Class 2A1
07/26/45	2.278%	1,123,975	1,133,966
CMO Series 2010-RR8 Class 3A3
05/26/35	5.067%	283,156	292,704
CMO Series 2010-RR8 Class 3A4
05/26/35	5.067%	1,000,000	947,249
CMO Series 2011-RR10 Class 2A1
09/26/37	1.002%	1,926,771	1,843,240
CMO Series 2011-RR2 Class 3A3
11/21/35	2.762%	428,454	428,601
CMO Series 2012-3 Class 2A5
05/26/37	2.268%	1,798,591	1,781,770
CMO Series 2012-RR10 Class 1A1
02/26/37	0.410%	1,193,884	1,115,067
CMO Series 2012-RR10 Class 3A1
05/26/36	0.374%	2,279,197	2,125,436
CMO Series 2012-RR2 Class 1A1
08/26/36	0.349%	1,460,328	1,411,777
Series 2011-RR5 Class 14A3
07/26/36	2.689%	636,909	635,817

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Banc of America Alternative Loan Trust CMO Series 2004-1 Class 1A1 (e)
02/25/34	6.000%	$752,202	$772,974
Banc of America Funding Corp. (a)(c)(e)
CMO Series 2010-R4 Class 5A1
07/26/36	0.330%	46,241	46,077
Banc of America Funding Corp. (a)(e)
CMO Series 2010-R5 Class 1A1
10/26/37	5.500%	560,017	570,130
Banc of America Funding Corp. (e)
CMO Series 2004-3 Class 1A1
10/25/34	5.500%	540,962	555,111
Banc of America Mortgage Securities, Inc. (c)(e)
CMO Series 2004-C Class 2A2
04/25/34	2.910%	389,491	390,280
Banc of America Mortgage Securities, Inc. (e)
CMO Series 2003-3 Class 1A7
05/25/33	5.500%	749,643	771,474
CMO Series 2004-3 Class 1A26
04/25/34	5.500%	1,162,666	1,182,075
Banc of America Mortgage Securities, Inc. (e)(g)
CMO PO Series 2004-5 Class 1A9
06/25/34	0.000%	569,116	501,674
Bayview Opportunity Master Fund Trust IIB LP (a)(c)(e)
Series 2012-4NPL Class A
07/28/32	3.475%	540,096	540,637
Series 2013-8NPL Class A
03/28/33	3.228%	2,716,846	2,726,102
Bear Stearns Adjustable Rate Mortgage Trust CMO Series 2003-4 Class 3A1 (c)(e)
07/25/33	2.514%	177,537	176,764
Bear Stearns Alt-A Trust (c)(e)
CMO Series 2004-6 Class 1A
07/25/34	0.819%	1,288,739	1,236,629
CMO Series 2005-2 Class 1A1
03/25/35	0.679%	554,241	539,516
CAM Mortgage Trust CMO Series 2013-1 Class A (a)(c)(e)(h)
11/25/57	3.967%	2,163,538	2,117,563
Chase Mortgage Finance Corp. (c)(e)
CMO Series 2007-A1 Class 1A3
02/25/37	2.820%	1,893,510	1,885,417
CMO Series 2007-A1 Class 2A1
02/25/37	2.717%	768,089	769,781
CMO Series 2007-A1 Class 7A1
02/25/37	2.701%	500,623	503,126
Citigroup Mortgage Loan Trust, Inc. (a)(c)(e)
CMO Series 2008-AR4 Class 1A1A
11/25/38	2.910%	1,500,567	1,518,990
CMO Series 2009-10 Class 1A1
09/25/33	2.428%	1,135,491	1,157,864
CMO Series 2009-11 Class 3A1
05/25/37	5.750%	1,290,400	1,380,133
CMO Series 2010-10 Class 2A1
02/25/36	2.580%	1,063,801	1,075,439
CMO Series 2010-7 Class 10A1
02/25/35	2.610%	402,129	406,255

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2011-3 Class 1A1
02/25/47	0.259%	$52,655	$52,599
CMO Series 2011-5 Class 1A1
02/25/46	0.369%	869,258	813,284
Citigroup Mortgage Loan Trust, Inc. (a)(e)
CMO Series 2010-8 Class 5A6
11/25/36	4.000%	4,884,725	4,991,207
CMO Series 2010-8 Class 6A6
12/25/36	4.500%	4,246,878	4,375,304
Citigroup Mortgage Loan Trust, Inc. (a)(e)
CMO Series 2012-A Class A
06/25/51	2.500%	1,205,063	1,174,936
Citigroup Mortgage Loan Trust, Inc. (e)
CMO Series 2003-1 Class 3A4
09/25/33	5.250%	578,719	593,028
CMO Series 2005-2 Class 2A11
05/25/35	5.500%	523,710	527,289
Countrywide Home Loan Mortgage Pass-Through Trust (e)
CMO Series 2003-29 Class A1
08/25/33	5.500%	343,326	355,880
CMO Series 2003-40 Class A5
10/25/18	4.500%	732,751	751,493
CMO Series 2004-13 Class 1A4
08/25/34	5.500%	744,209	775,602
CMO Series 2004-3 Class A26
04/25/34	5.500%	429,952	438,263
CMO Series 2004-5 Class 1A4
06/25/34	5.500%	1,010,361	1,052,867
Credit Suisse First Boston Mortgage Securities Corp. (e)
CMO Series 2003-21 Class 1A4
09/25/33	5.250%	446,731	461,536
CMO Series 2003-27 Class 5A4
11/25/33	5.250%	578,117	582,253
CMO Series 2004-4 Class 2A4
09/25/34	5.500%	913,879	977,862
CMO Series 2004-5 Class 3A1
08/25/19	5.250%	588,433	605,874
CMO Series 2004-8 Class 1A4
12/25/34	5.500%	776,852	823,413
Credit Suisse Mortgage Capital Certificates (a)(c)(e)
CMO Series 2010-11R Class A6
06/28/47	1.183%	4,921,521	4,696,133
CMO Series 2010-12R Class 14A1
09/26/46	2.549%	350,601	350,566
CMO Series 2010-12R Class 5A1
04/26/37	3.000%	263,103	263,718
CMO Series 2010-16 Class A4
06/25/50	3.922%	2,000,000	1,936,118
CMO Series 2010-17R Class 1A1
06/26/36	2.481%	541,613	548,497
CMO Series 2010-17R Class 5A1
07/26/36	2.816%	119,524	119,460
CMO Series 2010-1R Class 5A1
01/27/36	4.941%	459,685	474,486
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	1,320,173	1,345,089
CMO Series 2011-1R Class A1
02/27/47	1.184%	1,307,235	1,301,748

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2011-6R Class 3A1
07/28/36	2.816%	$892,387	$882,680
CMO Series 2011-7R Class A1
08/28/47	1.434%	1,101,713	1,098,185
CMO Series 2011-9R Class A1
03/27/46	2.184%	2,291,326	2,296,524
CMO Series 2012-3R Class 1A1
07/27/37	3.250%	1,737,177	1,734,667
Credit Suisse Mortgage Capital Certificates (a)(e)
CMO Series 2010-1R Class 26A1
05/27/37	4.750%	265,424	266,241
Fontainebleau Miami Beach Trust Series 2012-FBLU Class A (a)(e)
05/05/27	2.887%	1,981,496	2,005,320
GMAC Mortgage Corp. Loan Trust (c)(e)
CMO Series 2003-AR2 Class 2A4
12/19/33	3.448%	1,231,785	1,224,302
GMAC Mortgage Corp. Loan Trust (e)
CMO Series 2004-J1 Class A20
04/25/34	5.500%	656,047	696,013
GSMPS Mortgage Loan Trust (a)(c)(e)
CMO Series 2005-RP3 Class 1AF
09/25/35	0.529%	1,332,145	1,104,580
GSMPS Mortgage Loan Trust (a)(c)(e)(f)
CMO IO Series 2005-RP3 Class 1AS
09/25/35	4.888%	1,048,351	152,179
GSR Mortgage Loan Trust (c)(e)
CMO Series 2005-5F Class 8A3
06/25/35	0.679%	99,250	93,645
GSR Mortgage Loan Trust (e)
CMO Series 2003-7F Class 1A4
06/25/33	5.250%	1,189,280	1,206,096
HarborView Mortgage Loan Trust CMO Series 2004-3 Class 1A (c)(e)
05/19/34	2.827%	3,178,241	3,112,391
Homeowner Assistance Program Reverse Mortgage Loan Trust CMO Series 2013-RM1 Class A (a)(e)(h)
05/25/53	4.000%	3,390,560	3,289,962
Impac CMB Trust CMO Series 2005-4 Class 2A1 (c)(e)
05/25/35	0.479%	674,386	674,854
Impac Secured Assets CMN Owner Trust (c)(e)
CMO Series 2003-3 Class A1
08/25/33	4.850%	425,083	435,275
CMO Series 2006-1 Class 2A1
05/25/36	0.529%	827,687	813,655
CMO Series 2006-2 Class 2A1
08/25/36	0.529%	1,091,018	1,049,142
JPMorgan Mortgage Trust (c)(e)
CMO Series 2007-A1 Class 5A5
07/25/35	2.907%	1,036,979	1,050,496
Series 2006-A2 Class 5A3
11/25/33	2.753%	1,616,863	1,627,678
JPMorgan Resecuritization Trust (a)(c)(e)
CMO Series 2009-6 Class 4A1

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
09/26/36	2.718%	$492,445	$494,276
CMO Series 2010-4 Class 7A1
08/26/35	1.865%	402,031	400,116
LVII Resecuritization Trust (a)(c)(e)
CMO Series 2009-2 Class M3
09/27/37	5.289%	2,000,000	2,078,397
CMO Series 2009-3 Class M3
11/27/37	5.777%	650,000	668,192
MASTR Adjustable Rate Mortgages Trust (c)(e)
CMO Series 2004-13 Class 2A1
04/21/34	2.673%	887,865	907,900
CMO Series 2004-13 Class 3A7
11/21/34	2.623%	1,730,991	1,785,794
MASTR Asset Securitization Trust CMO Series 2004-P7 Class A6 (a)(e)
12/27/33	5.500%	522,402	551,004
MASTR Seasoned Securities Trust (e)
CMO Series 2004-2 Class A1
08/25/32	6.500%	712,315	775,570
CMO Series 2004-2 Class A2
08/25/32	6.500%	1,121,896	1,242,512
MLCC Mortgage Investors, Inc. (c)(e)
CMO Series 2003-A Class 2A1
03/25/28	0.959%	754,413	738,701
CMO Series 2003-E Class A1
10/25/28	0.799%	1,723,340	1,650,351
CMO Series 2004-1 Class 2A1
12/25/34	2.193%	977,850	973,976
CMO Series 2004-G Class A2
01/25/30	1.014%	971,676	938,607
Merrill Lynch Mortgage Investors Trust CMO Series 2004-A Class A1 (c)(e)
04/25/29	0.639%	1,581,439	1,496,101
Merrill Lynch Mortgage Investors, Inc. CMO Series 2004-A4 Class A2 (c)(e)
08/25/34	2.499%	1,093,378	1,114,145
Morgan Stanley Mortgage Loan Trust CMO Series 2004-3 Class 4A (c)(e)
04/25/34	5.698%	832,784	867,232
Morgan Stanley Re-Remic Trust (a)(e)
07/27/49	2.000%	4,780,798	4,813,833
Morgan Stanley Re-Remic Trust (a)(e)(g)
CMO PO Series 2009 Class B
07/17/56	0.000%	2,004,029	1,953,928
Morgan Stanley Re-Remic Trust (a)(e)
07/27/49	0.250%	800,000	660,800
NCUA Guaranteed Notes (c)(e)
CMO Series 2010-R3 Class 1A
12/08/20	0.742%	1,159,132	1,164,928
NCUA Guaranteed Notes (e)
CMO Series 2010-R3 Class 3A
12/08/20	2.400%	530,350	530,350
Nomura Asset Acceptance Corp. CMO Series 2004-R2 Class A1 (a)(c)(e)
10/25/34	6.500%	299,846	306,898

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
PennyMac Loan Trust Series 2012-NPL1 Class A (a)(c)(e)
05/28/52	3.422%	$681,486	$675,230
Prime Mortgage Trust CMO Series 2004-2 Class A2 (e)
11/25/19	4.750%	657,320	681,666
RALI Trust (c)(e)
CMO Series 2003-QS13 Class A5
07/25/33	0.829%	552,897	518,062
RALI Trust (e)
CMO Series 2003-QS13 Class A2
07/25/33	4.000%	1,505,789	1,407,962
CMO Series 2003-QS15 Class A7
08/25/33	5.500%	1,738,999	1,793,040
CMO Series 2004-QS3 Class CB
03/25/19	5.000%	654,177	676,442
RBSSP Resecuritization Trust (a)(c)(e)
CMO Series 2010-9 Class 3A1
10/26/34	5.000%	637,706	674,470
CMO Series 2010-9 Class 7A5
05/26/37	4.000%	1,047,180	1,072,478
CMO Series 2012-3 Class 3A1
10/26/36	0.329%	1,518,314	1,430,061
RBSSP Resecuritization Trust (a)(e)
CMO Series 2009-1 Class 1A1
02/26/36	6.500%	770,144	824,151
CMO Series 2009-2 Class 1A1
08/26/37	7.000%	374,107	388,978
CMO Series 2010-12 Class 8A1
06/27/21	4.000%	305,399	308,358
RFMSI Trust (e)
CMO Series 2003-S4 Class A4
03/25/33	5.750%	815,095	824,533
CMO Series 2005-S1 Class 2A1
02/25/20	4.750%	270,475	277,657
RMS Mortgage Asset Trust CMO Series 2012-1 Class A1 (a)(c)(e)
10/25/56	4.703%	1,816,274	1,842,383
Real Estate Asset Trust Series 2011-2A Class A1 (a)(e)
05/25/49	5.750%	32,150	32,251
Residential Asset Mortgage Products, Inc. CMO Series 2004-SL2 Class A3 (e)
10/25/31	7.000%	977,358	1,047,217
Residential Asset Securitization Trust CMO Series 2004-IP2 Class 1A1 (c)(e)
12/25/34	2.605%	609,526	610,017
Residential Mortgage Asset Trust Series 2012-1A Class A1 (a)(c)(e)
08/26/52	2.734%	982,343	989,334
Sequoia Mortgage Trust (c)(e)
CMO Series 2003-1 Class 1A
04/20/33	0.940%	2,742,260	2,663,047
CMO Series 2003-8 Class A1
01/20/34	0.820%	2,274,843	2,192,700

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2004-11 Class A1
12/20/34	0.480%	$1,971,421	$1,889,723
CMO Series 2004-12 Class A3
01/20/35	0.729%	1,079,156	970,148
Station Place Securitization Trust (e)
02/25/15	1.704%	2,500,000	2,500,000
Structured Adjustable Rate Mortgage Loan Trust (c)(e)
CMO Series 2004-4 Class 5A
04/25/34	4.848%	733,831	710,952
CMO Series 2004-6 Class 5A4
06/25/34	4.886%	832,955	834,504
Structured Asset Mortgage Investments, Inc. (c)(e)
CMO Series 2004-AR5 Class 1A1
10/19/34	0.841%	1,082,142	1,061,044
CMO Series 2005-AR5 Class A3
07/19/35	0.431%	689,183	631,760
Structured Asset Securities Corp. (c)(e)
CMO Series 2003-34A Class 3A3
11/25/33	2.548%	2,066,490	2,052,170
CMO Series 2003-40A Class 3A2
01/25/34	2.465%	901,758	865,450
CMO Series 2004-21XS Class 2A4A
12/25/34	4.900%	717,854	721,313
CMO Series 2004-4XS Class 1A5
02/25/34	5.490%	902,179	952,402
Series 2004-6XS Class A5A
03/25/34	5.530%	757,506	763,470
Structured Asset Securities Corp. (e)
CMO Series 2003-30 Class 1A5
10/25/33	5.500%	1,007,980	1,045,804
Thornburg Mortgage Securities Trust CMO Series 2004-4 Class 3A (c)(e)
12/25/44	2.230%	859,684	851,825
VOLT LLC (a)(c)(e)
Series 2012-RLF1 Class A
12/25/17	3.475%	868,022	868,022
Series 2012-RP3A Class A1
11/27/17	3.475%	181,009	181,378
Vericrest Opportunity Loan Transferee (a)(c)(e)
CMO Series 2012-NL3A Class A
11/25/60	2.734%	2,161,405	2,165,585
Vericrest Opportunity Loan Transferee (a)(e)
CMO Series 2012-NL2A Class A1
02/26/52	2.487%	1,277,675	1,278,993
Vericrest Opportunity Loan Trust CMO Series 2013-1A Class A (a)(c)(e)
11/25/50	3.105%	1,133,856	1,134,763
WaMu Mortgage Pass-Through Certificates (c)(e)
CMO Series 2003-AR11 Class A6
10/25/33	2.460%	1,419,082	1,428,709
CMO Series 2003-AR5 Class A7
06/25/33	2.449%	593,002	586,343
CMO Series 2003-AR6 Class A1
06/25/33	2.440%	762,566	773,176
CMO Series 2003-AR7 Class A7
08/25/33	2.317%	947,609	952,856
CMO Series 2004-AR3 Class A2

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
06/25/34	2.455%	$492,939	$500,555
CMO Series 2004-S1 Class 1A3
03/25/34	0.579%	44,413	44,055
WaMu Mortgage Pass-Through Certificates (e)
CMO Series 2004-CB1 Class 3A2
06/25/34	5.500%	1,925,255	2,026,713
CMO Series 2004-CB3 Class 4A
10/25/19	6.000%	465,070	488,767
CMO Series 2004-S3 Class 1A5
07/25/34	5.000%	369,531	380,843
Washington Mutual MSC Mortgage Pass-Through Certificates CMO Series 2003-MS2 Class 1A1 (e)
02/25/33	5.750%	379,898	394,964
Wedgewood Real Estate Trust CMO Series 2013-1A Class A (a)(c)(e)
07/25/43	3.967%	832,376	832,376
Wells Fargo Mortgage Loan Trust CMO Series 2012-RR1 Class A1 (a)(c)(e)
08/27/37	2.847%	2,713,096	2,728,535
Wells Fargo Mortgage-Backed Securities Trust (c)(e)
CMO Series 2003-J Class 2A1
10/25/33	2.696%	295,378	296,524
CMO Series 2003-L Class 2A1
11/25/33	4.358%	465,252	452,298
CMO Series 2004-EE Class 2A1
12/25/34	2.623%	167,193	168,518
CMO Series 2004-G Class A3
06/25/34	4.719%	263,514	265,200
CMO Series 2004-U Class A1
10/25/34	2.723%	1,248,379	1,250,509
CMO Series 2004-W Class A9
11/25/34	2.701%	1,275,364	1,256,402
CMO Series 2004P Class 2A1
09/25/34	2.614%	1,916,886	1,936,794
CMO Series 2005-AR8 Class 2A1
06/25/35	2.701%	277,986	282,018
CMO Series 2005-AR9 Class 2A1
10/25/33	2.677%	576,711	574,344
Wells Fargo Mortgage-Backed Securities Trust (e)
CMO Series 2004-4 Class A9
05/25/34	5.500%	842,211	876,541
CMO Series 2005-1 Class 2A1
01/25/20	5.000%	311,903	322,070
CMO Series 2005-14 Class 1A1
12/25/35	5.500%	692,943	719,314
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $190,708,072)			$194,256,737

Commercial Mortgage-Backed Securities - Agency 11.2%
Federal National Mortgage Association (c)(e)
Series 2010-M3 Class A3

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
03/25/20	4.332%	$4,000,000	$4,393,180
Series 2012-M11 Class FA
08/25/19	0.715%	1,711,135	1,707,201
Federal National Mortgage Association (e)
04/01/23	2.703%	1,492,366	1,440,440
06/01/20	2.010%	15,000,000	14,417,892
06/01/20	1.750%	2,987,180	2,892,501
06/01/23	2.510%	1,991,283	1,888,562
06/01/23	2.420%	2,987,507	2,806,546
06/01/19	2.100%	2,500,000	2,507,073
07/01/21	4.260%	2,500,000	2,704,115
08/01/21	4.500%	4,000,000	4,380,883
10/01/21	3.590%	2,000,000	2,067,199
01/01/21	4.302%	1,450,629	1,586,883
07/01/22	2.760%	3,237,512	3,162,871
07/01/17	1.400%	3,500,000	3,519,126
07/01/22	2.670%	2,936,952	2,854,043
07/01/22	2.670%	5,000,000	4,782,133
07/01/22	2.830%	4,000,000	3,931,053
09/01/22	2.900%	1,965,768	1,935,336
07/01/22	2.750%	6,390,834	6,265,121
07/01/19	1.940%	2,000,000	2,018,174
08/01/22	2.360%	5,844,672	5,583,302
12/01/19	4.180%	2,601,790	2,830,707
01/01/21	4.050%	3,000,000	3,204,600
06/01/21	4.340%	3,000,000	3,255,395
06/01/21	4.240%	1,993,960	2,153,387
07/01/26	4.450%	2,922,318	3,111,923
01/01/20	4.540%	1,428,946	1,578,590
10/01/17	2.690%	2,460,887	2,568,367
11/01/18	2.970%	1,903,929	1,983,059
10/01/20	3.290%	1,500,000	1,549,417
10/01/17	2.490%	1,418,428	1,473,130
11/01/20	3.230%	2,466,635	2,537,203
05/01/21	4.390%	1,500,000	1,634,520
03/01/18	3.800%	1,613,269	1,743,163
04/01/21	4.380%	2,500,000	2,721,505
04/01/21	4.250%	2,500,000	2,699,586
04/01/21	4.250%	2,000,000	2,159,668
07/01/21	4.317%	2,139,043	2,322,827
09/01/22	2.470%	2,455,254	2,346,560
12/01/19	1.690%	2,000,000	1,932,825
12/01/19	1.470%	1,476,521	1,425,588
12/01/22	2.390%	1,900,000	1,797,240
12/01/22	2.340%	1,876,242	1,767,594
12/01/22	2.400%	2,500,000	2,366,492
12/01/22	2.210%	1,874,808	1,751,903
12/01/22	2.210%	2,005,313	1,873,852
10/01/22	2.520%	2,000,000	1,915,076
12/01/22	2.400%	1,800,000	1,704,041
11/01/22	2.280%	2,193,328	2,061,506
12/01/22	2.320%	2,464,695	2,322,894
12/01/20	2.000%	1,500,000	1,419,212
12/01/22	2.380%	2,000,000	1,887,363
12/01/22	2.340%	2,273,743	2,139,461
12/01/22	2.190%	2,465,659	2,302,089
11/01/20	3.375%	959,627	994,630
11/01/19	4.130%	1,500,000	1,623,637

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
04/01/20	4.350%	$1,474,950	$1,615,638
07/01/20	4.066%	2,459,402	2,660,076
07/01/20	3.950%	2,000,000	2,145,054
09/01/20	3.505%	2,380,119	2,489,885
01/01/18	3.520%	2,441,041	2,614,763
05/01/23	2.520%	3,000,000	2,781,731
04/01/23	2.640%	2,983,329	2,856,503
04/01/23	2.540%	3,269,115	3,110,353
02/01/20	4.369%	2,395,880	2,629,140
01/01/20	4.530%	4,793,471	5,294,026
02/01/20	4.399%	8,000,000	8,788,098
04/01/20	4.368%	2,873,991	3,150,752
04/01/23	2.500%	6,000,000	5,564,940
09/01/21	3.770%	3,000,000	3,167,403
07/01/22	2.790%	4,000,000	3,917,617
07/01/19	2.370%	5,000,000	5,068,148
06/01/22	2.790%	2,029,349	1,990,176
07/01/22	2.690%	10,000,000	9,728,225
07/01/22	2.720%	4,557,809	4,443,539
07/01/19	2.200%	9,818,210	9,868,572
07/01/22	2.640%	4,117,833	3,989,957
08/01/22	2.650%	7,000,000	6,672,951
08/01/19	2.030%	5,076,000	5,019,088
01/01/22	3.120%	2,000,000	2,014,207
01/01/17	1.990%	1,500,000	1,506,429
02/01/22	3.140%	3,000,000	2,994,018
05/01/22	3.000%	3,500,000	3,484,034
07/01/22	3.729%	2,692,127	2,828,690
11/01/22	2.450%	6,000,000	5,649,058
02/01/23	2.460%	2,962,650	2,824,510
01/01/23	2.340%	2,000,000	1,882,531
02/01/23	2.400%	2,000,000	1,888,012
06/01/37	5.832%	1,237,337	1,398,651
06/01/22	2.600%	2,926,701	2,836,848
06/01/22	2.790%	2,910,255	2,867,531
05/01/22	2.940%	2,445,070	2,423,997
05/01/19	2.190%	4,879,836	4,918,791
05/01/22	2.860%	2,935,838	2,894,003
06/01/19	2.450%	2,000,000	2,036,553
06/01/19	2.360%	2,000,000	2,017,019
06/01/22	2.760%	7,000,000	6,869,950
01/01/21	4.380%	2,414,995	2,635,224
05/01/21	4.360%	1,500,000	1,631,857
08/01/21	4.130%	1,458,516	1,564,853
08/01/21	3.870%	1,946,645	2,059,925
04/25/31	3.500%	4,000,000	4,035,880
07/01/19	5.240%	2,673,914	2,959,989
07/01/22	2.980%	3,000,000	2,976,908
07/01/22	2.980%	2,000,000	1,984,605
05/01/22	2.770%	2,000,000	1,962,438
07/01/23	2.809%	2,994,109	2,900,261
09/01/21	2.120%	2,800,000	2,618,815
12/01/22	2.220%	8,000,000	7,485,039
03/01/23	2.490%	2,500,000	2,370,221
12/01/22	2.240%	2,000,000	1,873,100
07/01/23	3.670%	6,000,000	6,155,172
08/01/23	3.590%	2,500,000	2,545,417
08/01/23	3.350%	3,000,000	3,008,423

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
Series 2011-M1 Class A3
06/25/21	3.763%	$1,500,000	$1,579,772
Series 2012-M8 Class ASQ2
12/25/19	1.520%	757,576	753,484
Series 2012-M8 Class ASQ3
12/25/19	1.801%	800,000	788,000
Series 2013-M7 Class A2
12/27/22	2.280%	1,878,000	1,728,338
Total Commercial Mortgage-Backed Securities - Agency (Cost: $363,059,092)			$358,521,832

Commercial Mortgage-Backed Securities - Non-Agency 3.1%
A10 Securitization LLC (a)(e)
Series 2012-1 Class A
04/15/24	3.492%	1,181,966	1,191,660
Series 2013-1 Class A
11/15/25	2.400%	2,122,000	2,111,840
BB-UBS Trust (a)(e)
Series 2012-SHOW Class A
11/05/36	3.430%	2,200,000	2,090,773
Series 2012-TFT Class A
06/05/30	2.892%	2,000,000	1,898,508
Banc of America Merrill Lynch Commercial Mortgage, Inc. (c)(e)
Series 2006-3 Class A4
07/10/44	5.889%	1,665,000	1,827,536
Banc of America Merrill Lynch Commercial Mortgage, Inc. (e)
Series 2005-3 Class AM
07/10/43	4.727%	1,000,000	1,044,476
Series 2006-5 Class A4
09/10/47	5.414%	775,000	849,542
Bear Stearns Commercial Mortgage Securities (a)(c)(e)(f)
CMO IO Series 2007-T26 Class X1
01/12/45	0.086%	79,972,430	463,440
Bear Stearns Commercial Mortgage Securities (c)(e)
Series 2004-PWR4 Class A3
06/11/41	5.468%	703,051	717,619
COBALT CMBS Commercial Mortgage Trust Series 2006-C1 Class AM (e)
08/15/48	5.254%	1,600,000	1,636,248
CW Capital Cobalt Ltd. (c)(e)(f)
CMO IO Series 2006-C1 Class IO
08/15/48	0.996%	18,163,654	346,308
CW Capital Cobalt Ltd. (e)
Series 2006-C1 Class A4
08/15/48	5.223%	1,650,000	1,789,930
Citigroup Commercial Mortgage Trust (a)(e)
Series 2013-SMP Class A
01/12/30	2.110%	971,326	975,323
Citigroup Commercial Mortgage Trust (c)(e)
Series 2005-C3 Class AM
05/15/43	4.830%	1,230,000	1,290,906
Citigroup Commercial Mortgage Trust (e)
Series 2006-C5 Class A4
10/15/49	5.431%	750,000	825,576

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Citigroup/Deutsche Bank Commercial Mortgage Trust (a)(c)(e)(f)
CMO IO Series 2006-CD2 Class X
01/15/46	0.083%	$223,860,632	$322,807
CMO IO Series 2007-CD4 Class XC
12/11/49	0.213%	76,365,015	718,671
Citigroup/Deutsche Bank Commercial Mortgage Trust (c)(e)
Series 2005-CD1 Class AJ
07/15/44	5.393%	1,000,000	1,049,024
Series 2005-CD1 Class AM
07/15/44	5.393%	875,000	940,662
Commercial Mortgage Asset Trust Series 1999-C1 Class D (c)(e)
01/17/32	7.350%	1,500,000	1,504,665
Commercial Mortgage Pass-Through Certificates (a)(c)(e)
Series 2012-MVP Class A
11/17/26	2.124%	496,294	496,815
Commercial Mortgage Pass-Through Certificates (c)(e)(f)
CMO IO Series 2012-CR2 Class XA
08/15/45	2.112%	2,626,540	300,849
Commercial Mortgage Trust (a)(c)(e)
Series 2013-SFS Class A2
04/12/35	3.086%	624,000	582,097
Commercial Mortgage Trust (a)(e)
Series 2013-300P Class A1
08/10/30	4.353%	2,000,000	2,071,092
Credit Suisse First Boston Mortgage Securities Corp. (c)(e)
Series 2006-C2 Class A3
03/15/39	5.858%	1,300,000	1,411,463
Credit Suisse First Boston Mortgage Securities Corp. (e)
Series 2005-C3 Class AM
07/15/37	4.730%	1,000,000	1,041,969
DBRR Trust (a)(c)(e)
CMO Series 2011-C32 Class A3X1
06/17/49	2.015%	6,000,000	352,378
Series 2013-EZ2 Class A
02/25/45	0.853%	1,262,627	1,263,814
Series 2013-EZ3 Class A
12/18/49	1.636%	2,845,265	2,840,901
DBRR Trust (a)(e)
Series 2012-EZ1 Class A
09/25/45	0.946%	446,370	446,166
FDIC Structured Sale Guaranteed Notes Series 2010-C1 Class A (a)(e)
12/06/20	2.980%	1,184,235	1,223,579
GE Capital Commercial Mortgage Corp. (c)(e)
Series 2005-C1 Class AJ
06/10/48	4.826%	1,700,000	1,763,541
Series 2005-C1 Class B
06/10/48	4.846%	800,000	820,257
GS Mortgage Securities Corp. II (a)(c)(e)(f)
CMO IO Series 2006-GG8 Class X
11/10/39	0.776%	20,320,379	302,144
GS Mortgage Securities Corp. II (a)(e)
Series 2013-KING Class A
12/10/27	2.706%	1,051,718	1,041,764
Series 2013-NYC5 Class A
01/10/30	2.318%	1,222,000	1,224,708

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
GS Mortgage Securities Corp. II (c)(e)
Series 2004-GG2 Class A6
08/10/38	5.396%	$1,948,828	$1,993,468
Greenwich Capital Commercial Funding Corp. (c)(e)
Series 2006-GG7 Class A4
07/10/38	6.056%	2,999,455	3,297,709
Series 2006-GG7 Class AM
07/10/38	6.056%	300,000	327,952
JPMorgan Chase Commercial Mortgage Securities Corp. (a)(c)(e)(f)
CMO IO Series 2010-C2 Class XA
11/15/43	2.112%	10,442,517	811,258
JPMorgan Chase Commercial Mortgage Securities Corp. (c)(e)
Series 2004-CB9 Class A4
06/12/41	5.754%	962,305	984,918
Series 2005-CB11 Class AJ
08/12/37	5.567%	1,000,000	1,054,661
Series 2006-LDP9 Class A3SF
05/15/47	0.337%	1,000,000	998,322
JPMorgan Chase Commercial Mortgage Securities Corp. (c)(e)(f)
CMO IO Series 2006-CB15 Class X1
06/12/43	0.434%	80,920,258	494,981
JPMorgan Chase Commercial Mortgage Securities Corp. (e)
Series 2004-CB8 Class A4
01/12/39	4.404%	923,944	927,299
Series 2006-CB16 Class A4
05/12/45	5.552%	984,296	1,079,312
KSBA CMO IO Series 2013-2 Class A (a)(e)(f)(h)
03/25/39	1.896%	13,226,032	801,828
LB-UBS Commercial Mortgage Trust (a)(c)(e)(f)
CMO IO Series 2006-C1 Class XCL
02/15/41	0.531%	45,872,522	368,815
LB-UBS Commercial Mortgage Trust (e)
Series 2004-C2 Class A4
03/15/36	4.367%	570,829	574,668
Series 2007-C1 Class AM
02/15/40	5.455%	250,000	272,207
Series 2007-C2 Class A3
02/15/40	5.430%	829,986	913,017
Ladder Capital Commercial Mortgage Trust Series 2013-GCP Class A2 (a)(e)
02/15/36	3.985%	1,535,000	1,412,680
Merrill Lynch Mortgage Trust Series 2005-LC1 Class AJ (c)(e)
01/12/44	5.548%	1,000,000	1,077,907
Merrill Lynch/Countrywide Commercial Mortgage Trust (a)(c)(e)(f)
CMO IO Series 2006-4 Class XC
12/12/49	0.248%	22,099,375	262,032
Merrill Lynch/Countrywide Commercial Mortgage Trust (e)
Series 2007-9 Class A4
09/12/49	5.700%	585,000	654,733
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-IO Class AXA (a)(e)
03/27/51	1.000%	1,440,665	1,427,613
Morgan Stanley Capital I, Inc. (a)(c)(e)(f)
CMO IO Series 2006-IQ12 Class X1

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
12/15/43	0.169%	$45,336,631	$617,077
CMO IO Series 2006-T21 Class X
10/12/52	0.335%	87,780,045	529,138
CMO IO Series 2007-HQ11 Class X
02/12/44	0.394%	76,661,012	373,799
Morgan Stanley Capital I, Inc. (e)
Series 2004-HQ4 Class A7
04/14/40	4.970%	1,707,328	1,730,034
Morgan Stanley Re-Remic Trust (a)(e)
Series 2010-HQ4B Class A7A
04/16/40	4.970%	2,042,177	2,080,072
Series 2011-IO Class A
03/23/51	2.500%	781,822	783,151
NCUA Guaranteed Notes Trust Series 2010-C1 Class A2 (e)
10/29/20	2.900%	1,000,000	1,038,710
NCUA Guaranteed Notes Series 2010-C1 Class APT (e)
10/29/20	2.650%	5,260,106	5,383,718
NorthStar Mortgage Trust Series 2012-1 Class A (a)(c)(e)
08/25/29	1.379%	1,999,178	1,997,171
NorthStar (a)(c)(e)
Series 2013-1A Class A
07/25/29	2.029%	3,086,000	3,088,893
Series 2013-1A Class B
08/25/29	5.179%	280,000	278,162
ORES NPL LLC Series 2013-LV2 Class A (a)(e)
09/25/25	3.081%	2,702,153	2,702,401
RBS Commercial Funding, Inc.Trust Series 2013-SMV Class A (a)(e)
03/11/31	3.260%	797,000	738,518
RCMC LLC Series 2012-CRE1 Class A (a)(e)
11/15/44	5.623%	1,744,752	1,745,077
UBS-Barclays Commercial Mortgage Trust Series 2013-C6 Class A4 (e)
04/10/46	3.244%	857,000	823,956
VFC LLC Series 2013-1 Class A (a)(e)
03/20/26	3.130%	2,521,000	2,521,212
VNO Mortgage Trust Series 2012-6AVE Class A (a)(e)
11/15/30	2.996%	1,165,409	1,096,617
WF-RBS Commercial Mortgage Trust (a)(e)
Series 2011-C3 Class A4
03/15/44	4.375%	1,200,000	1,280,862
WF-RBS Commercial Mortgage Trust (e)
Series 2012-C6 Class A4
04/15/45	3.440%	960,000	961,503
Wachovia Bank Commercial Mortgage Trust (a)(c)(e)(f)
CMO IO Series 2004-C12 Class IO
07/15/41	0.038%	218,074,130	210,878

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
CMO IO Series 2006-C24 Class XC
03/15/45	0.276%	$139,366,697	$491,407
Wachovia Bank Commercial Mortgage Trust (c)(e)
Series 2003-C9 Class A4
12/15/35	5.012%	762,441	763,619
Series 2004-C11 Class A5
01/15/41	5.215%	1,243,639	1,257,900
Wells Fargo Commercial Mortgage Trust Series 2013-120B Class A (a)(c)(e)
03/18/28	2.800%	2,000,000	1,937,492
Wells Fargo Re-Remic Trust Series 2012-IO Class A (a)(e)
08/20/21	1.750%	2,777,163	2,767,971
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $98,282,988)			$97,713,769

Asset-Backed Securities - Non-Agency 4.5%
Academic Loan Funding Trust Series 2012-1A Class A1 (a)(c)
12/27/22	0.979%	977,204	982,985
Ally Auto Receivables Trust
Series 2010-3 Class A4
08/17/15	1.550%	392,089	393,568
Series 2012-1 Class A3
02/16/16	0.930%	621,686	623,592
Series 2012-3 Class A2
01/15/15	0.700%	985,647	985,778
Series 2012-3 Class A3
08/15/16	0.850%	1,040,000	1,041,410
Series 2012-4 Class A2
05/15/15	0.480%	652,991	652,733
AmeriCredit Automobile Receivables Trust
Series 2011-1 Class A3
09/08/15	1.390%	54,490	54,513
Series 2011-4 Class A3
05/09/16	1.170%	723,025	724,281
Series 2012-2 Class A2
10/08/15	0.760%	184,986	185,097
Series 2012-2 Class A3
10/11/16	1.050%	246,000	246,607
Series 2012-3 Class A2
12/08/15	0.710%	471,777	472,055
Series 2012-3 Class A3
01/09/17	0.960%	622,000	622,736
Series 2012-4 Class A2
04/08/16	0.490%	475,058	474,763
Series 2012-5 Class A2
01/08/16	0.510%	733,732	733,432
Series 2012-5 Class A3
06/08/17	0.620%	387,000	386,172
Series 2013-1 Class A2
06/08/16	0.490%	395,674	395,365
Series 2013-1 Class A3
10/10/17	0.610%	119,000	118,494

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
American Credit Acceptance Receivables Trust (a)
Series 2012-1 Class A2
10/15/15	3.040%	$176,633	$177,511
Series 2012-2 Class A
07/15/16	1.890%	954,764	956,751
Series 2012-3 Class A
11/15/16	1.640%	827,528	827,367
Series 2013-1 Class A
04/16/18	1.450%	2,157,290	2,155,839
Series 2013-2 Class A
02/15/17	1.320%	1,407,532	1,407,553
American Tower Trust I Secured (a)
03/15/43	1.551%	500,000	487,505
Asset-Backed Funding Certificates Series 2005-AG1 Class A4 (c)
06/25/35	5.010%	959,357	971,336
BXG Receivables Note Trust Series 2012-A Class A (a)
12/02/27	2.660%	917,425	905,841
Bear Stearns Asset-Backed Securities Trust Series 2003-SD1 Class A (c)
12/25/33	0.629%	785,017	767,416
CFC LLC Series 2013-1A Class A (a)
07/17/17	1.650%	1,180,748	1,180,795
CNH Equipment Trust Series 2012-A Class A3
05/15/17	0.940%	1,004,973	1,007,113
CPS Auto Receivables Trust (a)
Series 2011-B Class A
09/17/18	3.680%	1,214,467	1,243,927
Series 2011-C Class A
03/15/19	4.210%	624,117	641,587
Series 2012-A Class A
06/17/19	2.780%	341,812	348,210
Series 2012-B Class A
09/16/19	2.520%	2,100,205	2,126,426
Series 2012-C Class A
12/16/19	1.820%	1,115,451	1,121,792
Series 2012-D Class A
03/16/20	1.480%	494,457	494,509
CPS Auto Trust (a)
Series 2013-A Class A
06/15/20	1.310%	741,073	738,776
Series 2013-C Class A
04/16/18	1.640%	2,848,000	2,842,119
California Republic Auto Receivables Trust Series 2012-1 Class A (a)
08/15/17	1.180%	1,129,741	1,130,762
Capital Auto Receivables Asset Trust Series 2013-3 Class A1B (c)
11/20/15	0.610%	1,500,000	1,500,000

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
CarNow Auto Receivables Trust Series 2013-1A Class A (a)
10/16/17	1.160%	$813,874	$813,909
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-5 Class 1A4
02/25/30	4.396%	309,950	309,790
Chase Funding Mortgage Loan Asset-Backed Certificates (c)
Series 2003-2 Class 2A2
02/25/33	0.739%	698,614	700,790
Series 2003-4 Class 1A5
05/25/33	5.416%	864,358	907,065
Series 2003-6 Class 1A5
11/25/34	5.350%	750,000	778,963
Concord Funding Co. LLC (a)
Series 2012-2 Class A
01/15/17	3.145%	2,600,000	2,600,000
Series 2013-1 Class A
02/15/15	2.420%	1,400,000	1,364,125
Conix Mortgage Asset Trust Series 2013-1 Class A (a)(c)(h)
12/25/47	4.704%	1,742,267	1,700,888
Credit Acceptance Auto Loan Trust (a)
Series 2011-1 Class A
03/15/19	2.610%	1,175,000	1,184,805
Series 2012-1A Class A
09/16/19	2.200%	923,000	933,151
Series 2012-2A Class A
03/16/20	1.520%	1,210,000	1,213,622
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-CF2 Class 1A2 (a)(c)
01/25/43	5.150%	392,819	402,792
Credit Suisse Mortgage Capital Certificates CMO Series 2010-16 Class A3 (a)(c)
06/25/50	3.922%	800,000	792,894
DT Auto Owner Trust Series 2013-2A Class B (a)
06/15/17	1.780%	2,250,000	2,249,860
Deutsche Mortgage Securities, Inc. CMO Series 2009-RS2 Class 4A1 (a)(c)
04/26/37	0.314%	222,660	221,424
Exeter Automobile Receivables Trust (a)
Series 2012-2A Class A
06/15/17	1.300%	827,726	829,306
Series 2013-1A Class A
10/16/17	1.290%	614,185	612,670
Series 2013-2A Class A
11/15/17	1.490%	2,980,000	2,979,990
Fifth Third Auto Series 2013-1 Class A3
10/16/17	0.880%	2,094,000	2,097,736
First Investors Auto Owner Trust (a)
Series 2012-2A Class A2
05/15/18	1.470%	661,375	665,324
Series 2013-1A Class A2
10/15/18	0.900%	662,418	660,758

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Flagship Credit Auto Trust Series 2013-1 Class A (a)
04/16/18	1.320%	$1,765,846	$1,764,005
HLSS Servicer Advance Receivables Backed Notes (a)
Series 2012-T2 Class A1
10/15/43	1.340%	2,323,000	2,323,497
Series 2012-T2 Class A2
10/15/45	1.990%	1,460,000	1,484,517
Series 2013-T1 Class A1
01/15/44	0.898%	1,607,000	1,608,747
Series 2013-T1 Class A2
01/16/46	1.495%	1,197,000	1,201,546
Series 2013-T1 Class B2
01/16/46	1.744%	435,000	435,676
Series 2013-T2 Class A2
05/16/44	1.147%	1,163,000	1,155,501
Series 2013-T6 Class AT6
09/15/44	1.287%	3,000,000	2,999,880
Honda Auto Receivables Owner Trust Series 2012-2 Class A3
02/16/16	0.700%	440,000	440,807
Huntington Auto Trust
Series 2012-1 Class A3
09/15/16	0.810%	576,868	578,235
Huntington Auto Trust (a)
Series 2011-1A Class A3
01/15/16	1.010%	291,521	292,259
Series 2011-1A Class A4
11/15/16	1.310%	800,000	808,047
Hyundai Auto Receivables Trust
Series 2011-A Class A3
04/15/15	1.160%	63,126	63,190
Series 2011-A Class A4
12/15/15	1.780%	520,000	524,357
Kondaur Mortgage Asset Trust Series 2013-1 Class A (a)(c)
08/25/52	4.458%	2,489,526	2,585,218
LAI Vehicle Lease Securitization Trust Series 2010-A Class A (a)
09/15/16	2.550%	46,700	46,697
LV Tower 52 LLC Series 2013-1 Class A
12/31/49	5.500%	2,642,917	2,642,917
Lake Country Mortgage Loan Trust Series 2006-HE1 Class A3 (a)(c)
07/25/34	0.529%	619,199	612,521
MMCA Automobile Trust Series 2012-A Class A4 (a)
08/15/17	1.570%	2,000,000	2,028,136
Macquarie Equipment Funding Trust Series 2012-A Class A2 (a)
04/20/15	0.610%	2,617,859	2,618,028
Madison Avenue Manufactured Housing Contract Series 2002-A Class M2 (c)
03/25/32	2.429%	987,092	986,613

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Mid-State Trust (a)
Series 2006-1 Class M1
10/15/40	6.083%	$1,693,152	$1,679,630
Series 2010-1 Class M
12/15/45	5.250%	1,668,053	1,733,230
NCUA Guaranteed Notes CMO Series 2010-A1 Class A (c)
12/07/20	0.532%	269,346	269,631
Nationstar Agency Advance Funding Trust (a)
Series 2013-T1A Class AT1
02/15/45	0.997%	843,000	837,133
Series 2013-T2A Class AT2
02/18/48	1.892%	396,000	384,548
New York Mortgage Trust Residential LLC Series 2013-RP3A Class NOTE (c)
09/25/18	4.850%	2,626,000	2,626,000
New York Mortgage Trust Series 2012-RP1A Class NOTE (a)(c)
12/25/17	4.250%	2,500,000	2,500,000
Newcastle Investment Trust Series 2011-MH1 Class A (a)
12/10/33	2.450%	229,426	229,211
Nissan Auto Receivables Owner Trust Series 2012-A Class A4
07/16/18	1.000%	333,000	334,788
Normandy Mortgage Loan Co. Series 2013-NPL3 Class A (a)
09/16/43	4.949%	6,016,819	6,016,819
Park Place Securities, Inc. Series 2004-MCW1 Class M1 (c)
10/25/34	1.116%	1,397,713	1,376,012
Progreso Receivables Funding I LLC Series 2013A Class A (a)
07/09/18	4.000%	1,500,000	1,500,000
RASC Trust Series 2005-KS Class A3 (c)
10/25/35	0.549%	182,018	180,492
RBSHD Trust Series 2013-1A Class A (a)(c)
10/25/47	4.685%	4,000,000	4,000,000
RFA (a)
09/05/18	5.750%	641,792	641,792
Residential Asset Mortgage Products, Inc. (c)
Series 2005-EFC5 Class A3
10/25/35	0.519%	1,042,556	1,030,504
Series 2005-RZ4 Class A2
11/25/35	0.439%	146,228	145,105
Series 2006-RZ1 Class A3
03/25/36	0.479%	2,205,308	2,061,694
SNAAC Auto Receivables Trust (a)
Series 2012-1A Class A
06/15/16	1.780%	155,180	155,088
Series 2013-1A Class A
07/16/18	1.140%	492,614	492,322
Santander Drive Auto Receivables Trust

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2011-1 Class B
11/16/15	2.350%	$748,599	$752,854
Series 2012-1 Class A2
04/15/15	1.250%	127,737	127,804
Series 2012-1 Class A3
10/15/15	1.490%	411,000	412,144
Series 2012-2 Class A2
05/15/15	0.910%	119,025	119,071
Series 2012-2 Class A3
12/15/15	1.220%	427,000	427,963
Series 2012-5 Class A2
12/15/15	0.570%	125,104	125,081
Series 2012-5 Class A3
12/15/16	0.830%	240,000	240,157
Santander Drive Auto Receivables Trust (a)
Series 2010A Class A4
06/15/17	2.390%	800,000	807,424
Series 2011-S2A Class B
06/15/17	2.060%	113,096	113,174
Series 2011-S2A Class D
06/15/17	3.350%	250,618	251,696
Saxon Asset Securities Trust CMO Series 2003-1 Class AF6 (c)
06/25/33	4.795%	51,572	52,391
Springleaf Funding Trust (a)
Series 2013-AA Class A
09/15/21	2.580%	8,000,000	7,958,896
Series 2013-BA Class A
01/16/23	3.920%	3,000,000	2,955,000
Series 2013-BA Class B
01/16/23	4.820%	1,500,000	1,455,000
Stanwich Mortgage Loan Trust (a)
Series 2012-NPL4 Class A
09/15/42	2.981%	1,551,488	1,553,316
Series 2012-NPL5 Class A
10/18/42	2.981%	2,640,482	2,643,387
Series 2013-NPL1 Class A
02/16/43	2.981%	2,992,438	3,000,083
Structured Asset Investment Loan Trust Series 2005-5 Class A9 (c)
06/25/35	0.584%	100,993	100,904
Structured Asset Securities Corp.
CMO Series 2004-5H Class A4
12/25/33	5.540%	1,256,504	1,292,523
Structured Asset Securities Corp. (c)
Series 2004-6XS Class A5B (AMBAC)
03/25/34	5.550%	909,008	916,440
Series 2005-NC1 Class A11
02/25/35	4.690%	1,680,490	1,670,852
Trafigura Securitisation Finance PLC Series 2012-1A Class A (a)(c)
10/15/15	2.582%	2,197,000	2,211,192
United Auto Credit Securitization Trust Series 2012-1 Class A2 (a)
03/16/15	1.100%	333,812	334,030
Westgate Resorts LLC (a)
Series 2012-1 Class A

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
09/20/25	4.500%	$1,204,167	$1,223,734
Series 2012-2A Class A
01/20/25	3.000%	1,418,338	1,421,441
Series 2012-3A Class A
03/20/25	2.500%	973,401	970,968

Total Asset-Backed Securities - Non-Agency (Cost: $143,593,114)			$144,678,496

Inflation-Indexed Bonds 0.5%
UNITED STATES 0.5%
U.S. Treasury Inflation-Indexed Bond
01/15/14	2.000%	1,000,000	1,270,147
04/15/14	1.250%	4,500,000	5,007,367
04/15/15	0.500%	5,500,000	6,056,335
04/15/16	0.125%	1,000,000	1,086,070
01/15/29	2.500%	1,000,000	1,337,318
Total			14,757,237
Total Inflation-Indexed Bonds (Cost: $14,820,558)			$14,757,237

U.S. Treasury Obligations 21.2%
U.S. Treasury
10/15/13	0.500%	2,000,000	2,000,346
10/31/13	0.250%	1,500,000	1,500,238
01/31/14	1.750%	1,500,000	1,508,496
02/28/14	1.875%	4,400,000	4,433,172
04/30/14	1.875%	4,000,000	4,041,720
07/31/14	2.625%	20,500,000	20,928,409
09/30/14	2.375%	16,500,000	16,869,075
10/31/14	2.375%	22,000,000	22,528,506
12/31/14	2.625%	4,000,000	4,122,500
01/31/15	2.250%	30,430,000	31,264,451
02/15/15	4.000%	1,800,000	1,893,445
02/15/15	11.250%	4,200,000	4,834,267
03/31/15	2.500%	570,000	589,371
05/15/15	4.125%	8,050,000	8,554,067
04/30/16	2.625%	4,000,000	4,218,436
12/31/16	3.250%	57,450,000	62,041,519
01/31/17	3.125%	15,000,000	16,151,955
03/31/17	3.250%	5,000,000	5,412,110
08/15/17	4.750%	12,745,000	14,569,128
08/15/17	8.875%	7,215,000	9,384,009
11/15/17	4.250%	1,000,000	1,127,578
02/15/18	3.500%	6,000,000	6,591,096
08/31/18	1.500%	6,000,000	6,039,846
11/30/18	1.375%	21,200,000	21,133,750
05/15/19	3.125%	7,151,000	7,748,223
11/15/19	3.375%	2,000,000	2,193,750
02/15/20	8.500%	500,000	703,750
05/15/20	3.500%	8,000,000	8,822,496
08/15/20	2.625%	5,650,000	5,896,747
08/15/20	8.750%	28,500,000	41,146,875
08/31/20	2.125%	7,500,000	7,566,210
11/15/20	2.625%	2,500,000	2,600,000
02/15/21	3.625%	14,600,000	16,154,666
05/15/21	3.125%	7,000,000	7,481,250

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)
08/15/21	2.125%	$45,500,000	$45,130,312
02/15/22	2.000%	1,000,000	972,109
02/15/27	6.625%	1,000,000	1,401,094
08/15/27	6.375%	3,000,000	4,131,564
08/15/28	5.500%	14,700,000	18,811,414
08/15/29	6.125%	5,250,000	7,168,712
02/15/31	5.375%	1,100,000	1,402,843
02/15/36	4.500%	11,100,000	12,827,437
02/15/37	4.750%	3,500,000	4,182,500
05/15/37	5.000%	9,700,000	11,985,563
02/15/38	4.375%	4,000,000	4,529,376
05/15/38	4.500%	3,100,000	3,576,625
U.S. Treasury (b)
STRIPS
02/15/14	0.000%	1,000,000	999,726
08/15/16	0.000%	6,000,000	5,893,248
11/15/16	0.000%	6,000,000	5,863,212
02/15/20	0.000%	4,000,000	3,545,008
05/15/20	0.000%	40,736,000	35,744,862
08/15/20	0.000%	10,000,000	8,693,040
02/15/21	0.000%	22,300,000	18,970,432
05/15/21	0.000%	16,800,000	14,123,222
08/15/21	0.000%	7,250,000	6,028,027
11/15/21	0.000%	5,900,000	4,844,520
02/15/22	0.000%	1,000,000	811,763
05/15/23	0.000%	1,000,000	766,884
08/15/24	0.000%	1,000,000	722,698
02/15/26	0.000%	500,000	335,826
08/15/26	0.000%	1,452,000	952,775
11/15/26	0.000%	9,000,000	5,834,862
02/15/27	0.000%	15,200,000	9,736,831
08/15/27	0.000%	2,800,000	1,751,537
11/15/27	0.000%	9,100,000	5,625,402
02/15/28	0.000%	7,250,000	4,429,678
05/15/28	0.000%	1,000,000	603,820
08/15/28	0.000%	500,000	298,465
11/15/28	0.000%	1,700,000	1,003,257
02/15/29	0.000%	7,665,000	4,468,687
08/15/29	0.000%	5,400,000	3,077,784
11/15/29	0.000%	1,600,000	901,323
02/15/30	0.000%	5,350,000	2,978,703
05/15/30	0.000%	6,000,000	3,301,686
08/15/30	0.000%	1,800,000	979,454
11/15/30	0.000%	2,500,000	1,344,408
02/15/31	0.000%	4,500,000	2,391,575
05/15/31	0.000%	3,600,000	1,892,002
08/15/31	0.000%	2,000,000	1,039,554
11/15/31	0.000%	2,000,000	1,027,612
02/15/32	0.000%	4,200,000	2,134,973
05/15/32	0.000%	7,500,000	3,769,583
11/15/32	0.000%	5,450,000	2,679,275
02/15/33	0.000%	5,850,000	2,843,656
05/15/33	0.000%	5,425,000	2,608,611
08/15/33	0.000%	4,000,000	1,901,640
11/15/33	0.000%	7,400,000	3,477,378
02/15/34	0.000%	2,400,000	1,115,479
05/15/34	0.000%	400,000	183,801
08/15/34	0.000%	2,375,000	1,079,751
11/15/34	0.000%	1,850,000	831,527

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)
02/15/35	0.000%	$5,250,000	$2,335,305
05/15/35	0.000%	3,050,000	1,340,490

Total U.S. Treasury Obligations (Cost: $671,011,681)			$675,454,358

U.S. Government & Agency Obligations 7.7%
Federal Farm Credit Banks
11/15/18	5.125%	5,164,000	6,004,224
Federal Home Loan Banks
07/15/36	5.500%	2,000,000	2,363,182
Federal Home Loan Mortgage Corp.
04/29/14	1.350%	2,000,000	2,014,336
04/18/16	5.250%	2,000,000	2,237,232
08/23/17	5.500%	22,500,000	26,237,475
11/17/17	5.125%	58,000,000	66,951,140
Federal National Mortgage Association
09/15/16	5.250%	10,000,000	11,320,360
05/11/17	5.000%	4,200,000	4,782,204
06/12/17	5.375%	23,000,000	26,534,824
Federal National Mortgage Association (b)
07/05/14	0.000%	2,000,000	1,996,980
06/01/17	0.000%	10,000,000	9,510,510
STRIPS
11/15/21	0.000%	1,750,000	1,373,594
05/15/30	0.000%	3,750,000	1,876,403
Financing Corp. (b)
04/05/19	0.000%	1,000,000	893,463
STRIPS
05/11/18	0.000%	3,600,000	3,338,543
Israel Government AID Bond
U.S. Government Guaranteed
09/18/33	5.500%	1,000,000	1,190,419
Israel Government AID Bond (b)
02/15/22	0.000%	3,500,000	2,733,237
U.S. Government Guaranteed
03/15/19	0.000%	2,500,000	2,252,917
11/01/24	0.000%	1,850,000	1,249,993
Residual Funding Corp. (b)
STRIPS
10/15/19	0.000%	14,600,000	12,898,341
07/15/20	0.000%	33,200,000	28,187,763
10/15/20	0.000%	7,500,000	6,282,915
01/15/21	0.000%	2,000,000	1,661,666
Tennessee Valley Authority
Senior Unsecured
07/18/17	5.500%	11,000,000	12,701,942
04/01/36	5.880%	500,000	597,855
09/15/39	5.250%	2,370,000	2,583,345
Tennessee Valley Authority (b)
STRIPS
11/01/25	0.000%	8,500,000	5,259,689
06/15/35	0.000%	750,000	278,560

Total U.S. Government & Agency Obligations (Cost: $239,939,129)			$245,313,112

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations 1.4%
AUSTRALIA 0.1%
Australia and New Zealand Banking Group Ltd. (a)
11/23/16	2.400%	$1,119,000	$1,160,851
Commonwealth Bank of Australia (a)
03/16/17	2.250%	325,000	334,598
National Australia Bank Ltd. (a)
06/20/17	2.000%	875,000	891,537
Westpac Banking Corp. (a)
11/28/16	2.450%	600,000	623,640
05/30/18	1.375%	600,000	586,115
Total			3,596,741
BRAZIL 0.1%
Petrobras International Finance Co.
03/15/19	7.875%	790,000	909,353
01/27/21	5.375%	630,000	631,892
01/27/41	6.750%	575,000	556,036
Total			2,097,281
CANADA 0.6%
Bank of Montreal (a)
10/31/14	1.300%	1,037,000	1,047,324
CDP Financial, Inc. (a)
11/25/19	4.400%	1,000,000	1,109,422
Caisse Centrale Desjardins (a)
03/24/16	2.550%	1,452,000	1,512,548
Hydro-Quebec
02/01/21	9.400%	750,000	1,034,683
01/15/22	8.400%	1,295,000	1,740,312
Province of Ontario
Senior Unsecured
05/26/15	0.950%	2,715,000	2,735,721
06/16/15	2.700%	1,840,000	1,908,908
Province of Quebec
01/30/26	6.350%	440,000	548,962
Royal Bank of Canada
09/19/17	1.200%	3,820,000	3,774,683
Royal Bank of Canada (d)
10/01/18	2.000%	1,761,000	1,766,827
Toronto-Dominion Bank (The) (a)
07/29/15	2.200%	2,500,000	2,576,350
Total			19,755,740
CHINA —%
State Grid Overseas Investment 2013 Ltd. (a)
05/22/18	1.750%	377,000	367,609
ISRAEL 0.4%
Israel Government AID Bond (b)
08/15/20	0.000%	2,500,000	2,115,875
U.S. Government Guaranteed

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (continued)
ISRAEL (CONTINUED)
11/15/19	0.000%	$1,501,000	$1,313,515
02/15/20	0.000%	6,000,000	5,195,244
02/15/25	0.000%	2,250,000	1,496,041
11/15/26	0.000%	1,500,000	907,819
Total			11,028,494
MEXICO —%
Mexico Government International Bond
Senior Unsecured
03/08/44	4.750%	1,090,000	986,450
10/12/10	5.750%	458,000	430,520
Total			1,416,970
NORWAY 0.1%
Statoil ASA
01/15/18	6.700%	50,000	59,396
04/15/19	5.250%	880,000	1,010,226
01/15/24	2.650%	1,750,000	1,618,430
09/23/27	7.250%	400,000	522,113
Total			3,210,165
SOUTH AFRICA —%
South Africa Government International Bond Senior Unsecured
09/16/25	5.875%	459,000	483,671
SWEDEN —%
Stadshypotek AB (a)
10/02/19	1.875%	1,500,000	1,450,200
UNITED KINGDOM 0.1%
Barclays Bank PLC (a)
05/10/17	2.250%	343,000	354,048
HSBC Bank PLC (a)
07/07/14	1.625%	1,364,000	1,377,533
Total			1,731,581
Total Foreign Government Obligations (Cost: $45,514,707)			$45,138,452

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.2%
California —%
City of Los Angeles Department of Airports Revenue Bonds Build America Bonds Series 2009
05/15/39	6.582%	420,000	497,213

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
State of California Unlimited General Obligation Bonds Build America Bonds Series 2009
10/01/39	7.300%	$295,000	$371,853
Total			869,066
New York 0.1%
New York State Dormitory Authority Revenue Bonds Build America Bonds Series 2010
03/15/40	5.600%	415,000	449,383
Port Authority of New York & New Jersey Revenue Bonds Taxable Consolidated 160th Series 2010
11/01/40	5.647%	835,000	908,104
Total			1,357,487
Ohio 0.1%
American Municipal Power, Inc. Revenue Bonds Build America Bonds Series 2010
02/15/50	7.499%	1,265,000	1,525,122
Ohio State University (The) Revenue Bonds Taxable Series 2011A
06/01/11	4.800%	1,514,000	1,312,623
Total			2,837,745
Total Municipal Bonds (Cost: $4,997,205)			$5,064,298

		Shares	Value

Money Market Funds 5.1%
Columbia Short-Term Cash Fund, 0.089% (i)(j)		163,364,045	$163,364,045
Total Money Market Funds (Cost: $163,364,045)			$163,364,045
Total Investments
(Cost: $3,160,541,916) (k)			$3,188,122,730(l)
Other Assets & Liabilities, Net			(3,735,971)
Net Assets			$3,184,386,759

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the value of these securities amounted to $344,443,859 or 10.82% of net assets.

(b)	Zero coupon bond.
(c)	Variable rate security.
(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(f)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(g)	Principal Only (PO) security issued with a zero coupon. Income is recognized through the accretion of discount.
(h)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2013, the value of these securities amounted to $10,531,491, which represents 0.33% of net assets.

(i)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(j)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	68,846,910	584,612,628	(490,095,493)	163,364,045	84,612	163,364,045

(k)

At September 30, 2013, the cost of securities for federal income tax purposes was approximately $3,160,542,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$73,266,000
Unrealized Depreciation	(45,685,000)
Net Unrealized Appreciation	$27,581,000

(l)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AID	Agency for International Development
AMBAC	Ambac Assurance Corporation
CMO	Collateralized Mortgage Obligation
FDIC	Federal Deposit Insurance Corporation
STRIPS	Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Airlines	—	2,567,272	797,855	3,365,127
All Other Industries	—	451,710,267	—	451,710,267
Residential Mortgage-Backed Securities - Agency	—	753,196,223	35,588,777	788,785,000
Residential Mortgage-Backed Securities - Non-Agency	—	166,336,976	27,919,761	194,256,737
Commercial Mortgage-Backed Securities - Agency	—	358,521,832	—	358,521,832
Commercial Mortgage-Backed Securities - Non-Agency	—	84,926,707	12,787,062	97,713,769
Asset-Backed Securities - Non-Agency	—	103,731,707	40,946,789	144,678,496
Inflation-Indexed Bonds	—	14,757,237	—	14,757,237
U.S. Treasury Obligations	488,171,007	187,283,351	—	675,454,358
U.S. Government & Agency Obligations	—	245,313,112	—	245,313,112
Foreign Government Obligations	—	45,138,452	—	45,138,452
Municipal Bonds	—	5,064,298	—	5,064,298
Total Bonds	488,171,007	2,418,547,434	118,040,244	3,024,758,685
Mutual Funds
Money Market Funds	163,364,045	—	—	163,364,045
Total Mutual Funds	163,364,045	—	—	163,364,045
Total	651,535,052	2,418,547,434	118,040,244	3,188,122,730

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Residential Mortgage- Backed Securities - Agency ($)	Residential Mortgage- Backed Securities - Non-Agency ($)	Commercial Mortgage- Backed Securities - Non-Agency ($)	Asset-Backed Securities - Non-Agency ($)	Total ($)
Balance as of December 31, 2012	1,452,576	31,268,874	38,985,250	10,315,731	19,413,923	101,436,354
Accrued discounts/premiums	(3,146)	(2,970)	(526)	(128,045)	(152)	(134,839)
Realized gain (loss)	36,732	—	5,854	9,603	—	52,189
Change in unrealized appreciation (depreciation)(a)	(53,009)	(396,004)	(40,466)	(118,977)	(88,922)	(697,378)
Sales	(635,298)	(4,034,844)	(16,608,103)	(4,174,666)	(7,059,414)	(32,512,325)
Purchases	—	15,470,408	13,969,608	8,779,494	31,580,081	69,799,591
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	(6,716,687)	(8,391,856)	(1,896,078)	(2,898,727)	(19,903,348)
Balance as of September 30, 2013	797,855	35,588,777	27,919,761	12,787,062	40,946,789	118,040,244

(a)Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2013 was $(667,715), which is comprised of Corporate Bonds & Notes of $(31,116),Residential Mortgage-Backed Securities - Agency of $(395,848), Residential Mortgage Backed Securities - Non-Agency of $(6,471), Commercial Mortgage-Backed Securities - Non-Agency of $(146,174) and Asset-Backed Securities - Non-Agency of $(88,106).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate, residential, commercial and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio – Jennison Mid Cap Growth Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.2%

CONSUMER DISCRETIONARY 18.7%

Hotels, Restaurants & Leisure 3.2%

Chipotle Mexican Grill, Inc. (a)	7,343	$3,147,944
Norwegian Cruise Line Holdings Ltd. (a)	119,408	3,683,736
Starwood Hotels & Resorts Worldwide, Inc.	178,653	11,871,492
Tim Hortons, Inc.	217,305	12,603,690
Total		31,306,862

Multiline Retail 2.1%

Dollar Tree, Inc. (a)	371,726	21,247,858

Specialty Retail 10.7%

Bed Bath & Beyond, Inc. (a)	128,908	9,972,323
Dick’s Sporting Goods, Inc.	156,748	8,367,208
GNC Holdings, Inc., Class A	187,317	10,233,128
L Brands, Inc.	254,698	15,562,048
O’Reilly Automotive, Inc. (a)	103,123	13,157,464
PetSmart, Inc.	108,494	8,273,752
Ross Stores, Inc.	247,939	18,049,959
Tractor Supply Co.	89,482	6,010,506
Ulta Salon Cosmetics & Fragrance, Inc. (a)	89,509	10,692,745
Urban Outfitters, Inc. (a)	188,592	6,934,528
Total		107,253,661

Textiles, Apparel & Luxury Goods 2.7%

Michael Kors Holdings Ltd. (a)	100,045	7,455,353
PVH Corp.	161,895	19,215,318
Total		26,670,671
TOTAL CONSUMER DISCRETIONARY		186,479,052

CONSUMER STAPLES 6.3%

Food & Staples Retailing 1.3%

Kroger Co. (The)	78,286	3,158,057
Whole Foods Market, Inc.	173,905	10,173,443
Total		13,331,500

Food Products 2.4%

Hain Celestial Group, Inc. (The) (a)	191,245	14,748,814
Mead Johnson Nutrition Co.	125,180	9,295,867
Total		24,044,681

Household Products 1.4%

Church & Dwight Co., Inc.	236,841	14,222,302

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)

Personal Products 1.2%

Herbalife Ltd.	165,831	$11,570,029
TOTAL CONSUMER STAPLES		63,168,512

ENERGY 7.0%

Energy Equipment & Services 1.7%

Cameron International Corp. (a)	163,306	9,532,171
Core Laboratories NV	42,312	7,159,614
Frank’s International NV (a)	14,233	425,994
Total		17,117,779

Oil, Gas & Consumable Fuels 5.3%

Cobalt International Energy, Inc. (a)	100,604	2,501,015
Concho Resources, Inc. (a)	128,756	14,009,940
Denbury Resources, Inc. (a)	748,574	13,781,247
Noble Energy, Inc.	221,549	14,845,999
Whiting Petroleum Corp. (a)	136,882	8,192,388
Total		53,330,589
TOTAL ENERGY		70,448,368

FINANCIALS 5.4%

Capital Markets 1.5%

Eaton Vance Corp.	234,539	9,107,149
Waddell & Reed Financial, Inc., Class A	116,585	6,001,796
Total		15,108,945

Commercial Banks 1.5%

First Republic Bank	325,712	15,187,951

Insurance 1.1%

WR Berkley Corp.	242,454	10,391,578

Real Estate Investment Trusts (REITs) 1.3%

Annaly Capital Management, Inc.	598,578	6,931,533
Starwood Property Trust, Inc.	265,633	6,367,223
Total		13,298,756
TOTAL FINANCIALS		53,987,230

HEALTH CARE 17.0%

Biotechnology 3.0%

BioMarin Pharmaceutical, Inc. (a)	206,054	14,881,220
Incyte Corp., Ltd. (a)	112,731	4,300,687
Vertex Pharmaceuticals, Inc. (a)	136,245	10,330,096
Total		29,512,003

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Health Care Equipment & Supplies 0.9%

Hologic, Inc. (a)	442,210	$9,131,637

Health Care Providers & Services 5.2%

Catamaran Corp. (a)	238,737	10,969,965
Henry Schein, Inc. (a)	198,852	20,620,952
Universal Health Services, Inc., Class B	268,928	20,166,911
Total		51,757,828

Health Care Technology 1.2%

Allscripts-Misys Healthcare Solutions, Inc. (a)	477,746	7,104,083
Cerner Corp. (a)	100,034	5,256,787
Total		12,360,870

Life Sciences Tools & Services 3.0%

Agilent Technologies, Inc.	237,151	12,153,989
Illumina, Inc. (a)	123,211	9,959,145
Quintiles Transnational Holdings, Inc. (a)	42,731	1,917,767
Waters Corp. (a)	59,224	6,290,181
Total		30,321,082

Pharmaceuticals 3.7%

Perrigo Co.	98,769	12,186,119
Valeant Pharmaceuticals International, Inc. (a)	130,908	13,657,632
Warner Chilcott PLC, Class A	497,174	11,360,426
Total		37,204,177
TOTAL HEALTH CARE		170,287,597

INDUSTRIALS 14.1%

Air Freight & Logistics 0.7%

CH Robinson Worldwide, Inc.	117,976	7,026,651

Airlines 0.7%

United Continental Holdings, Inc. (a)	219,839	6,751,256

Commercial Services & Supplies 1.7%

Iron Mountain, Inc.	155,927	4,213,148
Stericycle, Inc. (a)	110,271	12,725,273
Total		16,938,421

Construction & Engineering 0.7%

Fluor Corp.	98,291	6,974,729

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Electrical Equipment 3.4%

AMETEK, Inc.	393,968	$18,130,407
Roper Industries, Inc.	122,171	16,232,861
Total		34,363,268

Machinery 4.0%

Flowserve Corp.	161,996	10,106,930
IDEX Corp.	269,820	17,605,755
Pall Corp.	141,789	10,923,425
WABCO Holdings, Inc. (a)	17,616	1,484,324
Total		40,120,434

Professional Services 1.6%

IHS, Inc., Class A (a)	136,867	15,627,474

Road & Rail 0.5%

Kansas City Southern	47,095	5,150,309

Trading Companies & Distributors 0.8%

WESCO International, Inc. (a)	109,386	8,371,311
TOTAL INDUSTRIALS		141,323,853

INFORMATION TECHNOLOGY 19.7%

Communications Equipment 1.1%

F5 Networks, Inc. (a)	128,874	11,052,234

Computers & Peripherals 0.4%

SanDisk Corp.	65,559	3,901,416

Electronic Equipment, Instruments & Components 1.6%

Amphenol Corp., Class A	200,724	15,532,023

Internet Software & Services 3.2%

Rackspace Hosting, Inc. (a)	224,978	11,869,839
VeriSign, Inc. (a)	393,088	20,004,249
Total		31,874,088

IT Services 3.6%

Alliance Data Systems Corp. (a)	39,678	8,390,707
Gartner, Inc. (a)	138,850	8,331,000
Teradata Corp. (a)	129,805	7,196,389
Vantiv, Inc., Class A (a)	440,561	12,309,274
Total		36,227,370

Semiconductors & Semiconductor Equipment 1.9%

Analog Devices, Inc.	102,279	4,812,227

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Semiconductors & Semiconductor Equipment (continued)

Xilinx, Inc.	310,928	$14,570,086
Total		19,382,313

Software 7.9%

Activision Blizzard, Inc.	635,124	10,587,517
Adobe Systems, Inc. (a)	355,753	18,477,811
Check Point Software Technologies Ltd. (a)	183,345	10,369,993
Electronic Arts, Inc. (a)	330,908	8,454,700
Intuit, Inc.	173,974	11,536,216
Red Hat, Inc. (a)	266,344	12,289,112
ServiceNow, Inc. (a)	81,459	4,231,795
Ultimate Software Group, Inc. (The) (a)	22,490	3,315,026
Total		79,262,170
TOTAL INFORMATION TECHNOLOGY		197,231,614

MATERIALS 6.7%

Chemicals 5.3%

Airgas, Inc.	108,908	11,549,694
Albemarle Corp.	156,180	9,829,969
Ecolab, Inc.	159,007	15,703,531
FMC Corp.	221,224	15,866,185
Total		52,949,379

Metals & Mining 1.4%

Eldorado Gold Corp.	493,333	3,310,265
Reliance Steel & Aluminum Co.	143,216	10,493,436
Total		13,803,701
TOTAL MATERIALS		66,753,080

Issuer	Shares	Value

Common Stocks (continued)

TELECOMMUNICATION SERVICES 4.3%

Wireless Telecommunication Services 4.3%

Crown Castle International Corp. (a)	221,860	$16,202,436
NII Holdings, Inc. (a)	681,081	4,134,162
SBA Communications Corp., Class A (a)	275,733	22,185,477
Total		42,522,075
TOTAL TELECOMMUNICATION SERVICES		42,522,075

Total Common Stocks (Cost: $746,831,857)		$992,201,381

	Shares	Value

Money Market Funds 1.3%

Columbia Short-Term Cash Fund, 0.089% (b)(c)	13,014,798	$13,014,798

Total Money Market Funds (Cost: $13,014,798)		$13,014,798

Total Investments
(Cost: $759,846,655)		$1,005,216,179(d)
Other Assets & Liabilities, Net		(5,177,595)
Net Assets		$1,000,038,584

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	39,183,051	179,390,772	(205,559,025)	13,014,798	24,869	13,014,798

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	186,479,052	—	—	186,479,052
Consumer Staples	63,168,512	—	—	63,168,512
Energy	70,448,368	—	—	70,448,368
Financials	53,987,230	—	—	53,987,230
Health Care	170,287,597	—	—	170,287,597
Industrials	141,323,853	—	—	141,323,853
Information Technology	197,231,614	—	—	197,231,614
Materials	66,753,080	—	—	66,753,080
Telecommunication Services	42,522,075	—	—	42,522,075
Total Equity Securities	992,201,381	—	—	992,201,381
Mutual Funds
Money Market Funds	13,014,798	—	—	13,014,798
Total Mutual Funds	13,014,798	—	—	13,014,798
Total	1,005,216,179	—	—	1,005,216,179

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – MFS Value Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.5%
CONSUMER DISCRETIONARY 10.1%
Auto Components 1.7%
Delphi Automotive PLC	264,740	$15,466,111
Johnson Controls, Inc.	489,305	20,306,157
Total		35,772,268
Automobiles 0.2%
General Motors Co. (a)	131,160	4,717,825
Hotels, Restaurants & Leisure 0.7%
McDonald’s Corp.	138,854	13,359,143
Leisure Equipment & Products 0.6%
Hasbro, Inc.	243,861	11,495,608
Media 4.5%
Comcast Corp.	458,520	19,886,013
Omnicom Group, Inc.	374,025	23,728,146
Viacom, Inc., Class B	233,810	19,541,840
Walt Disney Co. (The)	471,668	30,417,869
Total		93,573,868
Multiline Retail 1.7%
Kohl’s Corp.	104,350	5,400,112
Target Corp.	454,910	29,105,142
Total		34,505,254
Specialty Retail 0.7%
Advance Auto Parts, Inc.	133,842	11,066,057
Staples, Inc.	297,245	4,354,639
Total		15,420,696
TOTAL CONSUMER DISCRETIONARY		208,844,662
CONSUMER STAPLES 14.3%
Beverages 2.5%
Coca-Cola Enterprises, Inc.	189,020	7,600,494
Diageo PLC	1,079,044	34,325,905
Dr. Pepper Snapple Group, Inc.	211,230	9,467,329
Total		51,393,728
Food & Staples Retailing 1.5%
CVS Caremark Corp.	558,258	31,681,142
Food Products 4.3%
Danone SA	254,286	19,140,768
General Mills, Inc.	618,770	29,651,458
JM Smucker Co. (The)	14,940	1,569,298
Kellogg Co.	109,419	6,426,178

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products (continued)
Nestlé SA, Registered Shares	474,056	$33,155,351
Total		89,943,053
Household Products 0.6%
Procter & Gamble Co. (The)	148,941	11,258,450
Tobacco 5.4%
Altria Group, Inc.	275,824	9,474,554
Lorillard, Inc.	508,670	22,778,243
Philip Morris International, Inc.	925,641	80,151,254
Total		112,404,051
TOTAL CONSUMER STAPLES		296,680,424
ENERGY 6.1%
Oil, Gas & Consumable Fuels 6.1%
Apache Corp.	127,075	10,819,166
Chevron Corp.	292,340	35,519,310
EOG Resources, Inc.	56,583	9,578,370
Exxon Mobil Corp.	468,225	40,286,079
Occidental Petroleum Corp.	329,715	30,841,541
Total		127,044,466
TOTAL ENERGY		127,044,466
FINANCIALS 22.4%
Capital Markets 6.2%
Bank of New York Mellon Corp. (The)	963,236	29,080,095
BlackRock, Inc.	67,886	18,371,309
Franklin Resources, Inc.	368,640	18,634,752
Goldman Sachs Group, Inc. (The)	270,258	42,757,518
State Street Corp.	300,726	19,772,735
Total		128,616,409
Commercial Banks 3.6%
PNC Financial Services Group, Inc. (The)	195,853	14,189,550
Wells Fargo & Co.	1,434,102	59,257,095
Total		73,446,645
Diversified Financial Services 5.2%
JPMorgan Chase & Co.	1,510,263	78,065,494
McGraw Hill Financial, Inc.	156,350	10,254,997
Moody’s Corp.	178,500	12,553,905
NASDAQ OMX Group, Inc. (The)	234,900	7,537,941
Total		108,412,337

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance 7.4%
ACE Ltd.	242,827	$22,718,894
Aon PLC	284,755	21,197,162
Chubb Corp. (The)	154,969	13,832,533
MetLife, Inc.	849,240	39,871,818
Prudential Financial, Inc.	343,146	26,758,525
Travelers Companies, Inc. (The)	350,388	29,702,391
Total		154,081,323
TOTAL FINANCIALS		464,556,714
HEALTH CARE 14.4%
Health Care Equipment & Supplies 3.5%
Abbott Laboratories	669,958	22,235,906
Covidien PLC	145,160	8,846,051
Medtronic, Inc.	443,785	23,631,551
St. Jude Medical, Inc.	351,648	18,862,399
Total		73,575,907
Health Care Providers & Services 1.3%
Express Scripts Holding Co. (a)	279,070	17,240,944
Quest Diagnostics, Inc.	147,440	9,110,318
Total		26,351,262
Life Sciences Tools & Services 1.2%
Thermo Fisher Scientific, Inc.	273,862	25,236,383
Pharmaceuticals 8.4%
AbbVie, Inc.	171,288	7,661,712
Johnson & Johnson	824,959	71,515,696
Merck & Co., Inc.	369,883	17,610,129
Pfizer, Inc.	2,254,083	64,714,723
Roche Holding AG, Genusschein Shares	47,627	12,844,834
Zoetis, Inc.	19,850	617,732
Total		174,964,826
TOTAL HEALTH CARE		300,128,378
INDUSTRIALS 17.4%
Aerospace & Defense 8.1%
Honeywell International, Inc.	463,845	38,517,689
Lockheed Martin Corp.	510,231	65,079,964
Northrop Grumman Corp.	228,710	21,786,915
United Technologies Corp.	403,686	43,525,424
Total		168,909,992

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Air Freight & Logistics 1.6%
United Parcel Service, Inc., Class B	362,050	$33,080,508
Commercial Services & Supplies 1.0%
Tyco International Ltd.	610,080	21,340,598
Electrical Equipment 0.9%
Eaton Corp. PLC	272,428	18,753,944
Industrial Conglomerates 3.2%
3M Co.	335,403	40,050,472
Danaher Corp.	371,451	25,748,984
Total		65,799,456
Machinery 1.9%
Illinois Tool Works, Inc.	118,770	9,058,588
Pentair Ltd.	137,761	8,946,199
Stanley Black & Decker, Inc.	234,223	21,213,577
Total		39,218,364
Professional Services 0.1%
Dun & Bradstreet Corp. (The)	20,068	2,084,062
Road & Rail 0.6%
Canadian National Railway Co.	125,826	12,754,982
TOTAL INDUSTRIALS		361,941,906
INFORMATION TECHNOLOGY 7.1%
Computers & Peripherals 0.2%
Hewlett-Packard Co.	167,227	3,508,422
IT Services 5.1%
Accenture PLC, Class A	581,104	42,792,499
Fidelity National Information Services, Inc.	120,020	5,573,729
Fiserv, Inc. (a)	108,850	10,999,292
International Business Machines Corp.	218,130	40,393,313
Western Union Co. (The)	385,164	7,187,160
Total		106,945,993
Semiconductors & Semiconductor Equipment 0.6%
Intel Corp.	565,755	12,967,105

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 1.2%
Oracle Corp.	754,857	$25,038,607
TOTAL INFORMATION TECHNOLOGY		148,460,127
MATERIALS 2.6%
Chemicals 2.4%
Air Products & Chemicals, Inc.	139,305	14,845,734
PPG Industries, Inc.	204,626	34,184,820
Valspar Corp. (The)	29,240	1,854,693
Total		50,885,247
Containers & Packaging 0.2%
Crown Holdings, Inc. (a)	96,280	4,070,718
TOTAL MATERIALS		54,955,965
TELECOMMUNICATION SERVICES 3.4%
Diversified Telecommunication Services 2.1%
AT&T, Inc.	886,275	29,973,821
Verizon Communications, Inc.	306,440	14,298,490
Total		44,272,311
Wireless Telecommunication Services 1.3%
Vodafone Group PLC	7,363,401	25,748,533
TOTAL TELECOMMUNICATION SERVICES		70,020,844
UTILITIES 0.7%
Electric Utilities 0.5%
Duke Energy Corp.	79,620	5,317,024

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Electric Utilities (continued)
PPL Corp.	190,540	$5,788,605
Total		11,105,629
Multi-Utilities 0.2%
Public Service Enterprise Group, Inc.	107,978	3,555,715
TOTAL UTILITIES		14,661,344
Total Common Stocks (Cost: $1,490,468,995)		$2,047,294,830

Convertible Preferred Stocks 0.1%
INDUSTRIALS 0.1%
Aerospace & Defense 0.1%
United Technologies Corp., 7.500%	36,590	2,370,666
TOTAL INDUSTRIALS		2,370,666
Total Convertible Preferred Stocks (Cost: $1,839,799)		$2,370,666

	Shares	Value

Money Market Funds 1.4%
Columbia Short-Term Cash Fund, 0.089% (b)(c)	28,139,484	$28,139,484
Total Money Market Funds (Cost: $28,139,484)		$28,139,484
Total Investments
(Cost: $1,520,448,278)		$2,077,804,980(d)
Other Assets & Liabilities, Net		341,468
Net Assets		$2,078,146,448

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	20,039,074	143,540,520	(135,440,110)	28,139,484	17,243	28,139,484

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated June 30, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	208,844,662	—	—	208,844,662
Consumer Staples	210,058,399	86,622,025	—	296,680,424
Energy	127,044,466	—	—	127,044,466
Financials	464,556,714	—	—	464,556,714
Health Care	287,283,544	12,844,834	—	300,128,378
Industrials	361,941,906	—	—	361,941,906
Information Technology	148,460,127	—	—	148,460,127
Materials	54,955,965	—	—	54,955,965
Telecommunication Services	44,272,311	25,748,533	—	70,020,844
Utilities	14,661,344	—	—	14,661,344
Convertible Preferred Stocks
Industrials	2,370,666	—	—	2,370,666
Total Equity Securities	1,924,450,104	125,215,392	—	2,049,665,496
Mutual Funds
Money Market Funds	28,139,484	—	—	28,139,484
Total Mutual Funds	28,139,484	—	—	28,139,484
Total	1,952,589,588	125,215,392	—	2,077,804,980

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – Moderate Portfolio

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 47.3%
Global Real Estate 0.7%
Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1 (a)	13,427,922	$157,778,088
International 11.9%
Columbia Variable Portfolio — Emerging Markets Fund, Class 1 (a)	17,409,860	263,237,089
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1 (a)	21,765,928	289,051,526
Variable Portfolio — DFA International Value Fund, Class 1 (a)	38,612,088	423,574,606
Variable Portfolio — Invesco International Growth Fund, Class 1 (a)	56,765,315	732,272,564
Variable Portfolio — Mondrian International Small Cap Fund, Class 1 (a)	11,960,627	155,846,966
Variable Portfolio — Pyramis® International Equity Fund, Class 1 (a)	39,140,099	477,509,207
Variable Portfolio — Pyrford International Equity Fund, Class 1 (a)	39,636,252	405,875,222
Total		2,747,367,180
U.S. Large Cap 25.0%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1 (a)(b)	41,290,810	535,541,802
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1 (a)(b)	48,502,374	815,809,934
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1 (a)(b)	43,376,579	410,776,198
Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1 (a)(b)	5,162,874	144,199,062
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1 (a)(b)	14,945,834	217,611,349
Variable Portfolio — American Century Growth Fund, Class 1 (a)(b)	28,029,240	426,885,328
Variable Portfolio — Holland Large Cap Growth Fund, Class 1 (a)(b)	39,342,448	620,036,973
Variable Portfolio — MFS Value Fund, Class 1 (a)(b)	55,839,891	859,375,928
Variable Portfolio — NFJ Dividend Value Fund, Class 1 (a)(b)	50,718,672	794,761,592
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	29,320,766	467,959,419
Variable Portfolio — Sit Dividend Growth Fund, Class 1 (a)(b)	38,785,778	489,088,664
Total		5,782,046,249

	Shares	Value

Equity Funds (continued)
U.S. Mid Cap 5.2%
Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund, Class 1 (a)(b)	5,576,662	$94,189,825
Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Class 1 (a)(b)	16,248,762	240,969,141
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1 (a)(b)	25,420,721	409,782,017
Variable Portfolio — Victory Established Value Fund, Class 1 (a)(b)	29,429,348	445,854,621
Total		1,190,795,604
U.S. Small Cap 4.5%
Variable Portfolio — Columbia Wanger U.S. Equities Fund, Class 1 (a)(b)	14,209,176	241,413,894
Variable Portfolio — Partners Small Cap Growth Fund, Class 1 (a)(b)	11,304,850	193,086,828
Variable Portfolio — Partners Small Cap Value Fund, Class 1 (a)(b)	29,285,855	605,045,765
Total		1,039,546,487
Total Equity Funds (Cost: $7,833,988,891)		$10,917,533,608

Fixed-Income Funds 50.3%
Emerging Markets 0.8%
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1 (a)	20,760,576	197,433,078
Floating Rate 1.5%
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1 (a)	36,809,735	361,839,696
Global Bond 1.3%
Columbia Variable Portfolio — Global Bond Fund, Class 1 (a)	27,607,239	296,777,819
High Yield 1.7%
Columbia Variable Portfolio — Income Opportunities Fund, Class 1 (a)	45,511,793	385,029,774
Inflation Protected Securities 4.1%
Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1 (a)	107,205,003	950,908,374
Investment Grade 38.6%
Columbia Variable Portfolio — Core Bond Fund, Class 1 (a)(b)	111,789,644	1,075,416,378
Columbia Variable Portfolio — Diversified Bond Fund, Class 1 (a)	80,941,894	809,418,937
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1 (a)	132,262,332	1,370,237,759

	Shares	Value

Fixed-Income Funds (continued)
Investment Grade (continued)
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1 (a)	72,110,254	$737,687,901
Variable Portfolio — American Century Diversified Bond Fund, Class 1 (a)	147,669,335	1,565,294,951
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1 (a)	146,334,605	1,557,000,192
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund, Class 1 (a)	67,723,430	684,006,643
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1 (a)	109,750,527	1,108,480,322
Total		8,907,543,083
Multisector 2.3%
Columbia Variable Portfolio — Strategic Income Fund, Class 1 (a)	60,513,374	524,045,820
Total Fixed-Income Funds (Cost: $11,788,546,073)		$11,623,577,644

Alternative Investment Funds 2.4%
Columbia Variable Portfolio — Commodity Strategy Fund, Class 1(a)(b)	6,621,742	62,244,371

	Shares	Value

Alternative Investment Funds (continued)
Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1(a)	19,225,686	$193,794,914
Variable Portfolio — Eaton Vance Global Macro Advantage Fund, Class 1(a)(b)	17,289,032	168,222,286
Variable Portfolio — Goldman Sachs Commodity Strategy Fund, Class 1(a)(b)	13,797,801	120,040,869
Total Alternative Investment Funds (Cost: $561,385,968)		$544,302,440

Money Market Funds —%
Columbia Variable Portfolio — Cash Management Fund, Class 1, 0.010%(a)(c)	17,044	17,044
Total Money Market Funds (Cost: $17,044)		$17,044
Total Investments
(Cost: $20,183,937,976)		$23,085,430,736(d)
Other Assets and Liabilities		(68,914)
Net Assets		$23,085,361,822

Notes to Portfolio of Investments
(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	—	2,725,339	(2,725,339)	—	—	—	8	—
Columbia Variable Portfolio — Cash Management Fund, Class 1	17,048	4	(8)	—	17,044	—	1	17,044
Columbia Variable Portfolio — Commodity Strategy Fund, Class 1	—	64,000,000	—	—	64,000,000	—	—	62,244,371
Columbia Variable Portfolio — Contrarian Core Fund, Class 1	208,826,308	240,750,047	(89,024)	15,859	449,503,190	—	—	535,541,802
Columbia Variable Portfolio — Core Bond Fund, Class 1	—	1,097,694,264	(6,000,000)	(237,006)	1,091,457,258	—	—	1,075,416,378
Columbia Variable Portfolio — Diversified Bond Fund, Class 1	1,090,203,568	292,786,642	(503,046,272)	(8,451,389)	871,492,549	30,269,546	31,187,668	809,418,937
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1	582,749,327	515,917	(66,445,060)	21,302,454	538,122,638	—	—	815,809,934
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1	194,785,465	27,392,323	(17,134,715)	(803,980)	204,239,093	1,341,949	9,727,273	197,433,078

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Emerging Markets Fund, Class 1	251,735,436	5,515,347	(8,422,334)	311,330	249,139,779	—	1,867,904	263,237,089
Columbia Variable Portfolio — Global Bond Fund, Class 1	505,448,239	37,428,282	(219,350,224)	(3,302,574)	320,223,723	2,673,472	27,863,263	296,777,819
Columbia Variable Portfolio — Income Opportunities Fund, Class 1	430,241,324	107,478,950	(67,428,058)	(20,278,691)	450,013,525	41,920,939	58,001,704	385,029,774
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1	—	369,062,994	(3,154,688)	266,031	366,174,337	—	—	410,776,198
Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1	—	138,854,968	(116,016)	11,467	138,750,419	—	—	144,199,062
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	1,210,702,209	142,368,849	(10,053,909)	285,307	1,343,302,456	15,361,878	31,405,459	1,370,237,759
Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund, Class 1	94,193,193	64,490	(25,175,614)	3,609,625	72,691,694	—	—	94,189,825
Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Class 1	282,339,137	214,966	(195,679,431)	70,336,279	157,210,951	—	—	240,969,141
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1	201,615,712	143,311	(67,317,981)	16,649,207	151,090,249	—	—	217,611,349
Columbia Variable Portfolio — Strategic Income Fund, Class 1	508,342,640	48,847,552	(57,722,463)	7,264,749	506,732,478	12,804,778	22,576,000	524,045,820
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	452,084,648	295,813,034	(27,404)	365	747,870,643	—	4,542,693	737,687,901
Variable Portfolio — American Century Diversified Bond Fund, Class 1	1,144,032,203	402,311,453	(53,011)	5,085	1,546,295,730	24,463,808	26,041,538	1,565,294,951
Variable Portfolio — American Century Growth Fund, Class 1	546,882,521	465,759	(409,395,999)	128,867,966	266,820,247	—	—	426,885,328
Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1	158,780,036	38,316,591	(1,006,739)	39,743	196,129,631	1,325,512	6,477,078	193,794,914
Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1	1,305,459,625	40,150,490	(309,958,654)	(17,850,816)	1,017,800,645	38,166,297	81,064	950,908,374
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	233,922,304	16,405,026	(32,174,010)	6,487,327	224,640,647	4,542,994	7,682,894	289,051,526
Variable Portfolio — Columbia Wanger U.S. Equities Fund, Class 1	218,978,048	186,304	(122,904,146)	44,139,882	140,400,088	—	—	241,413,894
Variable Portfolio — DFA International Value Fund, Class 1	643,759,764	10,885,182	(326,411,879)	27,782,786	356,015,853	—	10,455,250	423,574,606

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1	307,673,661	59,161,741	(9,423,564)	256,869	357,668,707	2,746,408	14,834,757	361,839,696
Variable Portfolio — Eaton Vance Global Macro Advantage Fund, Class 1	157,308,340	13,995,544	(6,739)	73	171,297,218	—	—	168,222,286
Variable Portfolio — Goldman Sachs Commodity Strategy Fund, Class 1	158,486,499	183,515,750	(190,715,274)	(21,327,856)	129,959,119	—	—	120,040,869
Variable Portfolio — Holland Large Cap Growth Fund, Class 1	558,790,882	6,465,759	(224,312,604)	60,106,244	401,050,281	—	—	620,036,973
Variable Portfolio — Invesco International Growth Fund, Class 1	726,030,593	25,775,649	(224,220,691)	44,435,294	572,020,845	8,741,547	12,482,357	732,272,564
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	1,151,767,926	372,202,157	(4,053,011)	195,600	1,520,112,672	2,252,782	27,475,921	1,557,000,192
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1	341,529,630	300,952	(136,669,333)	48,111,816	253,273,065	—	—	409,782,017
Variable Portfolio — MFS Value Fund, Class 1	607,294,858	6,515,918	(122,402,482)	42,919,074	534,327,368	—	—	859,375,928
Variable Portfolio — Mondrian International Small Cap Fund, Class 1	128,933,028	12,651,373	(20,073,456)	4,267,212	125,778,157	3,547,549	5,003,506	155,846,966
Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1	173,510,701	22,471,568	(75,111,619)	16,938,039	137,808,689	7,513,246	14,815,011	157,778,088
Variable Portfolio — NFJ Dividend Value Fund, Class 1	582,331,684	515,918	(143,462,093)	53,018,572	492,404,081	—	—	794,761,592
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1	579,629,683	465,759	(390,912,517)	127,821,894	317,004,819	—	—	467,959,419
Variable Portfolio — Partners Small Cap Growth Fund, Class 1	147,914,617	2,192,699	(61,617,585)	24,590,522	113,080,253	—	—	193,086,828
Variable Portfolio — Partners Small Cap Value Fund, Class 1	499,956,841	1,621,090	(167,650,713)	49,160,234	383,087,452	—	—	605,045,765
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund, Class 1	683,912,667	35,258,802	(23,774,126)	298,045	695,695,388	9,827,833	5,614,180	684,006,643
Variable Portfolio — Pyramis® International Equity Fund, Class 1	387,006,609	24,612,797	(37,956,939)	7,333,893	380,996,360	11,405,305	10,764,769	477,509,207
Variable Portfolio — Pyrford International Equity Fund, Class 1	—	390,897,003	—	—	390,897,003	—	2,740,902	405,875,222
Variable Portfolio — Sit Dividend Growth Fund, Class 1	314,714,102	33,350,090	(1,425,876)	340,051	346,978,367	—	—	489,088,664
Variable Portfolio — Victory Established Value Fund, Class 1	343,160,428	286,621	(103,665,714)	34,940,724	274,722,059	—	—	445,854,621

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1	953,786,406	184,302,103	(23,141,780)	694,477	1,115,641,206	8,454,762	9,470,275	1,108,480,322
Total	19,068,837,910	4,756,937,377	(4,412,389,094)	770,551,783	20,183,937,976	227,360,605	341,111,475	23,085,430,736

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting  members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	$10,917,533,608	—	—	10,917,533,608
Fixed-Income Funds	11,623,577,644	—	—	11,623,577,644
Alternative Investment Funds	544,302,440	—	—	544,302,440
Money Market Funds	17,044	—	—	17,044
Total Mutual Funds	23,085,430,736	—	—	23,085,430,736

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – Moderately Aggressive Portfolio

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 62.9%
Global Real Estate 0.9%
Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1 (a)	10,652,228	$125,163,683
International 15.9%
Columbia Variable Portfolio — Emerging Markets Fund, Class 1 (a)	12,612,273	190,697,564
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1 (a)	14,411,919	191,390,288
Variable Portfolio — DFA International Value Fund, Class 1 (a)	39,846,715	437,118,460
Variable Portfolio — Invesco International Growth Fund, Class 1 (a)	47,703,236	615,371,741
Variable Portfolio — Mondrian International Small Cap Fund, Class 1 (a)	8,765,118	114,209,482
Variable Portfolio — Pyramis® International Equity Fund, Class 1 (a)	35,936,930	438,430,553
Variable Portfolio — Pyrford International Equity Fund, Class 1 (a)	19,332,323	197,962,993
Total		2,185,181,081
U.S. Large Cap 32.7%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1 (a)(b)	33,090,799	429,187,663
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1 (a)(b)	36,383,018	611,962,364
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1 (a)(b)	33,561,274	317,825,260
Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1 (a)(b)	5,160,888	144,143,601
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1 (a)(b)	12,871,498	187,409,017
Variable Portfolio — American Century Growth Fund, Class 1 (a)(b)	22,928,362	349,198,945
Variable Portfolio — Holland Large Cap Growth Fund, Class 1 (a)(b)	28,967,283	456,524,379
Variable Portfolio — MFS Value Fund, Class 1 (a)(b)	42,429,259	652,986,289
Variable Portfolio — NFJ Dividend Value Fund, Class 1 (a)(b)	37,459,311	586,987,407
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	24,162,219	385,629,018
Variable Portfolio — Sit Dividend Growth Fund, Class 1 (a)(b)	29,429,680	371,108,263
Total		4,492,962,206

	Shares	Value

Equity Funds (continued)
U.S. Mid Cap 6.3%
Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund, Class 1 (a)(b)	5,126,836	$86,592,256
Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Class 1 (a)(b)	13,994,672	207,540,990
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1 (a)(b)	18,552,086	299,059,629
Variable Portfolio — Victory Established Value Fund, Class 1 (a)(b)	18,581,474	281,509,327
Total		874,702,202
U.S. Small Cap 7.1%
Variable Portfolio — Columbia Wanger U.S. Equities Fund, Class 1 (a)(b)	16,719,238	284,059,861
Variable Portfolio — Partners Small Cap Growth Fund, Class 1 (a)(b)	12,633,305	215,776,844
Variable Portfolio — Partners Small Cap Value Fund, Class 1 (a)(b)	22,893,902	472,988,027
Total		972,824,732
Total Equity Funds (Cost: $6,260,661,223)		$8,650,833,904

Fixed-Income Funds 34.5%
Emerging Markets 0.6%
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1 (a)	9,374,699	89,153,384
Floating Rate 1.4%
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1 (a)	18,982,204	186,595,069
Global Bond 1.1%
Columbia Variable Portfolio — Global Bond Fund, Class 1 (a)	14,006,418	150,568,991
High Yield 1.3%
Columbia Variable Portfolio — Income Opportunities Fund, Class 1 (a)	20,812,225	176,071,422
Inflation Protected Securities 3.0%
Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1 (a)	46,787,884	415,008,534
Investment Grade 25.3%
Columbia Variable Portfolio — Core Bond Fund, Class 1 (a)(b)	15,529,890	149,397,543
Columbia Variable Portfolio — Diversified Bond Fund, Class 1 (a)	49,050,702	490,507,017
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1 (a)	56,316,653	583,440,520

	Shares	Value

Fixed-Income Funds (continued)
Investment Grade (continued)
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1 (a)	35,415,383	$362,299,370
Variable Portfolio — American Century Diversified Bond Fund, Class 1 (a)	53,386,976	565,901,950
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1 (a)	51,284,038	545,662,169
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund, Class 1 (a)	23,343,463	235,768,977
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1 (a)	54,297,082	548,400,526
Total		3,481,378,072
Multisector 1.8%
Columbia Variable Portfolio — Strategic Income Fund, Class 1 (a)	28,135,254	243,651,296
Total Fixed-Income Funds (Cost: $4,854,706,149)		$4,742,426,768

Alternative Investment Funds 2.6%
Columbia Variable Portfolio — Commodity Strategy Fund, Class 1(a)(b)	3,733,155	35,091,663

	Shares	Value

Alternative Investment Funds (continued)
Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1(a)	14,009,657	$141,217,342
Variable Portfolio — Eaton Vance Global Macro Advantage Fund, Class 1(a)(b)	6,728,033	65,463,759
Variable Portfolio — Goldman Sachs Commodity Strategy Fund, Class 1(a)(b)	13,194,611	114,793,116
Total Alternative Investment Funds (Cost: $371,143,740)		$356,565,880

Money Market Funds —%
Columbia Variable Portfolio — Cash Management Fund, Class 1, 0.010%(a)(c)	1,004	1,004
Total Money Market Funds (Cost: $1,004)		$1,004
Total Investments (Cost: $11,486,512,116)		$13,749,827,556(d)
Other Assets and Liabilities		(8,956)
Net Assets		$13,749,818,600

Notes to Portfolio of Investments
(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Cash Management Fund, Class 1	1,004	6	(6)	—	1,004	—	—	1,004
Columbia Variable Portfolio — Commodity Strategy Fund, Class 1	—	36,000,000	—	—	36,000,000	—	—	35,091,663
Columbia Variable Portfolio — Contrarian Core Fund, Class 1	155,118,234	218,587,037	(8,154,002)	1,826,147	367,377,416	—	—	429,187,663
Columbia Variable Portfolio — Core Bond Fund, Class 1	—	182,769,479	(29,000,000)	(1,042,640)	152,726,839	—	—	149,397,543
Columbia Variable Portfolio — Diversified Bond Fund, Class 1	388,057,691	191,092,650	(52,613,066)	(1,115,147)	525,422,128	16,731,460	17,238,951	490,507,017
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1	440,634,803	36,057	(49,786,014)	15,659,696	406,544,542	—	—	611,962,364
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1	78,875,581	18,006,209	(3,579,913)	(190,182)	93,111,695	579,644	4,260,490	89,153,384

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Emerging Markets Fund, Class 1	173,470,740	10,172,697	(977,550)	95,634	182,761,521	—	1,273,254	190,697,564
Columbia Variable Portfolio — Global Bond Fund, Class 1	287,063,770	28,100,510	(147,514,715)	(3,876,116)	163,773,449	1,542,224	16,483,904	150,568,991
Columbia Variable Portfolio — Income Opportunities Fund, Class 1	153,476,241	58,466,745	(6,338,542)	(1,744,517)	203,859,927	15,160,305	20,975,857	176,071,422
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1	—	286,673,726	(2,101,602)	177,355	284,749,479	—	—	317,825,260
Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1	—	141,436,923	(2,076,201)	101,405	139,462,127	—	—	144,143,601
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	468,592,989	104,996,985	(278,643)	17,985	573,329,316	6,036,419	12,340,712	583,440,520
Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund, Class 1	65,246,374	6,004,407	(3,527,398)	324,018	68,047,401	—	—	86,592,256
Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Class 1	198,257,309	272,887	(103,554,524)	34,357,692	129,333,364	—	—	207,540,990
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1	148,366,225	10,139,248	(33,196,127)	7,868,915	133,178,261	—	—	187,409,017
Columbia Variable Portfolio — Strategic Income Fund, Class 1	182,268,804	57,459,549	(113,521)	15,898	239,630,730	5,726,408	10,096,183	243,651,296
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	257,118,916	118,807,780	(8,178,882)	101,736	367,849,550	—	2,506,244	362,299,370
Variable Portfolio — American Century Diversified Bond Fund, Class 1	428,234,354	159,515,645	(21,258,003)	1,469,266	567,961,262	8,538,684	9,089,365	565,901,950
Variable Portfolio — American Century Growth Fund, Class 1	408,152,402	34,455	(272,468,951)	85,506,533	221,224,439	—	—	349,198,945
Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1	124,605,031	18,208,838	(68,800)	3,567	142,748,636	1,031,584	5,040,810	141,217,342
Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1	494,419,601	15,747,647	(62,740,902)	(3,381,445)	444,044,901	15,093,996	33,451	415,008,534
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	143,163,772	12,048,400	(6,695,219)	1,460,958	149,977,911	3,011,071	4,898,080	191,390,288
Variable Portfolio — Columbia Wanger U.S. Equities Fund, Class 1	188,399,372	5,016,025	(37,151,019)	12,947,015	169,211,393	—	—	284,059,861
Variable Portfolio — DFA International Value Fund, Class 1	471,719,108	20,356,725	(125,826,867)	10,408,410	376,657,376	—	9,197,446	437,118,460

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1	176,174,980	24,129,613	(16,355,744)	606,287	184,555,136	1,573,047	8,496,835	186,595,069
Variable Portfolio — Eaton Vance Global Macro Advantage Fund, Class 1	60,497,647	6,399,700	(34,401)	419	66,863,365	—	—	65,463,759
Variable Portfolio — Goldman Sachs Commodity Strategy Fund, Class 1	110,733,593	110,841,380	(86,278,404)	(9,764,830)	125,531,739	—	—	114,793,116
Variable Portfolio — Holland Large Cap Growth Fund, Class 1	425,531,203	34,455	(174,456,469)	46,978,359	298,087,548	—	—	456,524,379
Variable Portfolio — Invesco International Growth Fund, Class 1	543,014,127	22,495,114	(105,599,293)	21,813,430	481,723,378	7,092,676	10,004,659	615,371,741
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	409,299,670	144,060,747	(5,240,803)	229,537	548,349,151	785,570	9,581,153	545,662,169
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1	220,262,416	2,276,092	(57,787,726)	20,166,429	184,917,211	—	—	299,059,629
Variable Portfolio — MFS Value Fund, Class 1	453,633,250	38,060	(70,100,737)	25,387,579	408,958,152	—	—	652,986,289
Variable Portfolio — Mondrian International Small Cap Fund, Class 1	80,021,761	15,461,194	(4,367,512)	842,667	91,958,110	2,355,192	3,353,596	114,209,482
Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1	96,355,228	24,364,534	(15,357,390)	4,032,108	109,394,480	5,124,108	10,103,983	125,163,683
Variable Portfolio — NFJ Dividend Value Fund, Class 1	430,848,350	37,660	(103,258,625)	39,489,807	367,117,192	—	—	586,987,407
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1	435,111,490	4,034,455	(256,863,418)	84,513,107	266,795,634	—	—	385,629,018
Variable Portfolio — Partners Small Cap Growth Fund, Class 1	139,977,974	4,881,147	(30,583,637)	12,309,807	126,585,291	—	—	215,776,844
Variable Portfolio — Partners Small Cap Value Fund, Class 1	351,575,117	3,894,732	(74,449,929)	20,081,385	301,101,305	—	—	472,988,027
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund, Class 1	237,080,668	8,776,598	(6,538,929)	97,080	239,415,417	3,393,574	1,938,590	235,768,977
Variable Portfolio — Pyramis® International Equity Fund, Class 1	370,476,918	29,695,432	(53,863,542)	10,291,751	356,600,559	10,107,253	9,736,601	438,430,553
Variable Portfolio — Pyrford International Equity Fund, Class 1	—	199,581,447	(8,000,000)	23,928	191,605,375	—	1,377,793	197,962,993
Variable Portfolio — Sit Dividend Growth Fund, Class 1	232,577,930	45,071,732	(8,327,858)	2,504,628	271,826,432	—	—	371,108,263

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio — Victory Established Value Fund, Class 1	212,165,784	274,490	(54,928,032)	17,953,084	175,465,326	—	—	281,509,327
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1	420,396,189	136,262,242	(6,154,564)	172,781	550,676,648	4,016,011	4,498,380	548,400,526
Total	10,660,976,616	2,482,561,454	(2,115,747,480)	458,721,526	11,486,512,116	107,899,226	172,526,337	13,749,827,556

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	8,650,833,904	—	—	8,650,833,904
Fixed-Income Funds	4,742,426,768	—	—	4,742,426,768
Alternative Investment Funds	356,565,880	—	—	356,565,880
Money Market Funds	1,004	—	—	1,004
Total Mutual Funds	13,749,827,556	—	—	13,749,827,556

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – Moderately Conservative Portfolio

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 32.6%
Global Real Estate 0.4%
Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1 (a)	1,871,799	$21,993,641
International 8.3%
Columbia Variable Portfolio — Emerging Markets Fund, Class 1 (a)	2,157,870	32,626,999
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1 (a)	3,388,550	44,999,939
Variable Portfolio — DFA International Value Fund, Class 1 (a)	5,697,263	62,498,977
Variable Portfolio — Invesco International Growth Fund, Class 1 (a)	9,812,886	126,586,229
Variable Portfolio — Mondrian International Small Cap Fund, Class 1 (a)	3,184,615	41,495,529
Variable Portfolio — Pyramis® International Equity Fund, Class 1 (a)	7,990,908	97,489,081
Variable Portfolio — Pyrford International Equity Fund, Class 1 (a)	8,553,087	87,583,609
Total		493,280,363
U.S. Large Cap 18.1%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1 (a)(b)	7,040,631	91,316,988
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1 (a)(b)	9,608,533	161,615,520
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1 (a)(b)	8,978,402	85,025,469
Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1 (a)(b)	724,640	20,239,187
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1 (a)(b)	2,541,616	37,005,933
Variable Portfolio — American Century Growth Fund, Class 1 (a)(b)	5,102,855	77,716,484
Variable Portfolio — Holland Large Cap Growth Fund, Class 1 (a)(b)	7,364,229	116,060,248
Variable Portfolio — MFS Value Fund, Class 1 (a)(b)	10,112,422	155,630,180
Variable Portfolio — NFJ Dividend Value Fund, Class 1 (a)(b)	8,172,742	128,066,873
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	5,799,287	92,556,614
Variable Portfolio — Sit Dividend Growth Fund, Class 1 (a)(b)	8,334,075	105,092,685
Total		1,070,326,181

	Shares	Value

Equity Funds (continued)
U.S. Mid Cap 3.0%
Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund, Class 1 (a)(b)	1,246,739	$21,057,416
Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Class 1 (a)(b)	1,649,142	24,456,775
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1 (a)(b)	3,991,320	64,340,071
Variable Portfolio — Victory Established Value Fund, Class 1 (a)(b)	4,378,838	66,339,400
Total		176,193,662
U.S. Small Cap 2.8%
Variable Portfolio — Columbia Wanger U.S. Equities Fund, Class 1 (a)(b)	2,261,756	38,427,228
Variable Portfolio — Partners Small Cap Growth Fund, Class 1 (a)(b)	2,239,777	38,255,398
Variable Portfolio — Partners Small Cap Value Fund, Class 1 (a)(b)	4,401,374	90,932,387
Total		167,615,013
Total Equity Funds (Cost: $1,442,782,888)		$1,929,408,860

Fixed-Income Funds 63.8%
Emerging Markets 0.5%
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1 (a)	3,326,756	31,637,450
Floating Rate 1.0%
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1 (a)	6,229,856	61,239,482
Global Bond 1.1%
Columbia Variable Portfolio — Global Bond Fund, Class 1 (a)	6,053,753	65,077,848
High Yield 1.1%
Columbia Variable Portfolio — Income Opportunities Fund, Class 1 (a)	7,441,840	62,957,967
Inflation Protected Securities 5.0%
Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1 (a)	33,320,228	295,550,423
Investment Grade 53.2%
Columbia Variable Portfolio — Core Bond Fund, Class 1 (a)(b)	37,677,346	362,456,065
Columbia Variable Portfolio — Diversified Bond Fund, Class 1 (a)	24,406,068	244,060,674
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1 (a)	46,870,092	485,574,155

	Shares	Value

Fixed-Income Funds (continued)
Investment Grade (continued)
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1 (a)	28,710,599	$293,709,429
Variable Portfolio — American Century Diversified Bond Fund, Class 1 (a)	51,219,631	542,928,092
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1 (a)	48,487,619	515,908,265
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund, Class 1 (a)	27,014,119	272,842,604
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1 (a)	42,253,874	426,764,125
Total		3,144,243,409
Multisector 1.9%
Columbia Variable Portfolio — Strategic Income Fund, Class 1 (a)	12,868,514	111,441,336
Total Fixed-Income Funds (Cost: $3,821,813,112)		$3,772,147,915

Alternative Investment Funds 1.9%
Columbia Variable Portfolio — Commodity Strategy Fund, Class 1(a)(b)	1,031,149	9,692,799

	Shares	Value

Alternative Investment Funds (continued)
Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1(a)	3,191,255	$32,167,845
Variable Portfolio — Eaton Vance Global Macro Advantage Fund, Class 1(a)(b)	6,033,085	58,701,918
Variable Portfolio — Goldman Sachs Commodity Strategy Fund, Class 1(a)(b)	997,449	8,677,807
Total Alternative Investment Funds (Cost: $111,158,557)		$109,240,369

Money Market Funds 1.7%
Columbia Variable Portfolio — Cash Management Fund, Class 1, 0.010%(a)(c)	101,272,960	101,272,960
Total Money Market Funds (Cost: $101,272,960)		$101,272,960
Total Investments (Cost: $5,477,027,517)		$5,912,070,104(d)
Other Assets and Liabilities		(17,751)
Net Assets		$5,912,052,353

Notes to Portfolio of Investments
(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Cash Management Fund, Class 1	125,978,390	7,891	(24,713,321)	—	101,272,960	—	7,869	101,272,960
Columbia Variable Portfolio — Commodity Strategy Fund, Class 1	—	10,000,000	—	—	10,000,000	—	—	9,692,799
Columbia Variable Portfolio — Contrarian Core Fund, Class 1	49,126,943	31,000,000	(6,742,813)	1,298,987	74,683,117	—	—	91,316,988
Columbia Variable Portfolio — Core Bond Fund, Class 1	—	383,000,000	(16,000,000)	(606,121)	366,393,879	—	—	362,456,065
Columbia Variable Portfolio — Diversified Bond Fund, Class 1	510,059,393	58,123,494	(298,375,601)	(6,301,088)	263,506,198	10,764,126	11,090,618	244,060,674
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1	127,419,151	21,000,000	(48,894,624)	15,533,628	115,058,155	—	—	161,615,520
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1	60,347,704	7,582,844	(35,392,084)	(17,063)	32,521,401	311,495	2,271,349	31,637,450
Columbia Variable Portfolio — Emerging Markets Fund, Class 1	31,108,167	5,261,664	(5,783,413)	789,017	31,375,435	—	198,284	32,626,999
Columbia Variable Portfolio — Global Bond Fund, Class 1	114,511,631	33,172,708	(75,329,581)	(3,457,118)	68,897,640	712,308	6,392,309	65,077,848

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Income Opportunities Fund, Class 1	58,093,061	37,271,160	(23,300,524)	(4,310,408)	67,753,289	5,149,286	7,121,874	62,957,967
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1	—	76,957,539	(1,070,422)	57,206	75,944,323	—	—	85,025,469
Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1	—	20,285,846	(802,816)	20,273	19,503,303	—	—	20,239,187
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	501,395,766	19,885,458	(47,632,027)	2,504,167	476,153,364	5,851,848	11,963,379	485,574,155
Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund, Class 1	18,884,828	8,000,000	(10,562,942)	1,390,518	17,712,404	—	—	21,057,416
Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Class 1	59,425,390	8,000,000	(71,457,717)	22,915,651	18,883,324	—	—	24,456,775
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1	43,164,214	11,000,000	(33,713,778)	8,480,764	28,931,200	—	—	37,005,933
Columbia Variable Portfolio — Strategic Income Fund, Class 1	56,391,333	60,887,022	(4,111,411)	240,707	113,407,651	2,823,350	4,977,825	111,441,336
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	262,159,736	36,426,540	(474,964)	8,022	298,119,334	—	2,084,769	293,709,429
Variable Portfolio — American Century Diversified Bond Fund, Class 1	572,457,646	34,295,503	(67,954,887)	2,513,526	541,311,788	11,108,245	11,824,643	542,928,092
Variable Portfolio — American Century Growth Fund, Class 1	120,308,474	9,000,000	(110,335,677)	36,756,419	55,729,216	—	—	77,716,484
Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1	33,956,250	3,646,788	(5,058,637)	151,369	32,695,770	279,758	1,367,031	32,167,845
Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1	447,426,814	13,312,708	(135,611,628)	(9,355,385)	315,772,509	13,282,890	25,476	295,550,423
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	52,245,677	2,351,974	(24,176,622)	5,199,477	35,620,506	820,992	1,491,836	44,999,939
Variable Portfolio — Columbia Wanger U.S. Equities Fund, Class 1	49,046,886	8,000,000	(49,459,317)	19,865,039	27,452,608	—	—	38,427,228
Variable Portfolio — DFA International Value Fund, Class 1	125,087,785	2,716,884	(85,117,133)	6,733,369	49,420,905	—	1,646,069	62,498,977
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1	88,413,175	4,469,466	(33,463,985)	1,494,210	60,912,866	698,189	3,771,277	61,239,482
Variable Portfolio — Eaton Vance Global Macro Advantage Fund, Class 1	64,758,110	—	(5,117,275)	(39,201)	59,601,634	—	—	58,701,918
Variable Portfolio — Goldman Sachs Commodity Strategy Fund, Class 1	35,416,554	48,710,846	(69,562,813)	(5,703,434)	8,861,153	—	—	8,677,807
Variable Portfolio — Holland Large Cap Growth Fund, Class 1	122,960,124	—	(63,673,426)	18,399,896	77,686,594	—	—	116,060,248

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio — Invesco International Growth Fund, Class 1	156,905,701	4,118,626	(77,559,109)	16,901,801	100,367,019	1,630,548	2,397,237	126,586,229
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	555,072,533	35,383,639	(84,407,976)	4,419,811	510,468,007	1,033,277	12,602,294	515,908,265
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1	74,905,190	—	(53,090,755)	19,614,069	41,428,504	—	—	64,340,071
Variable Portfolio — MFS Value Fund, Class 1	130,946,396	8,000,000	(60,308,358)	21,621,486	100,259,524	—	—	155,630,180
Variable Portfolio — Mondrian International Small Cap Fund, Class 1	37,487,468	2,262,498	(8,090,493)	1,911,592	33,571,065	910,224	1,283,346	41,495,529
Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1	40,063,293	10,557,990	(38,707,947)	8,210,134	20,123,470	1,358,882	2,679,515	21,993,641
Variable Portfolio — NFJ Dividend Value Fund, Class 1	126,710,722	—	(72,357,794)	27,265,515	81,618,443	—	—	128,066,873
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1	125,328,935	8,000,000	(99,238,754)	33,590,891	67,681,072	—	—	92,556,614
Variable Portfolio — Partners Small Cap Growth Fund, Class 1	35,507,446	1,000,000	(21,122,955)	8,300,359	23,684,850	—	—	38,255,398
Variable Portfolio — Partners Small Cap Value Fund, Class 1	98,430,167	1,000,000	(59,150,467)	18,551,421	58,831,121	—	—	90,932,387
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund, Class 1	319,975,048	7,181,292	(48,628,144)	(406,663)	278,121,533	4,525,561	2,585,241	272,842,604
Variable Portfolio — Pyramis® International Equity Fund, Class 1	99,786,920	6,746,842	(35,131,456)	7,168,283	78,570,589	2,386,121	2,320,002	97,489,081
Variable Portfolio — Pyrford International Equity Fund, Class 1	—	84,615,034	—	—	84,615,034	—	615,034	87,583,609
Variable Portfolio — Sit Dividend Growth Fund, Class 1	66,472,829	12,000,000	(2,300,143)	592,710	76,765,396	—	—	105,092,685
Variable Portfolio — Victory Established Value Fund, Class 1	69,539,823	12,000,000	(52,604,049)	18,329,937	47,265,711	—	—	66,339,400
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1	383,406,565	48,734,725	(3,703,649)	36,012	428,473,653	3,277,630	3,671,311	426,764,125
Total	6,050,682,238	1,195,966,981	(2,070,291,487)	300,669,785	5,477,027,517	66,924,730	94,388,588	5,912,070,104

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	$1,929,408,860	—	—	1,929,408,860
Fixed-Income Funds	3,772,147,915	—	—	3,772,147,915
Alternative Investment Funds	109,240,369	—	—	109,240,369
Money Market Funds	101,272,960	—	—	101,272,960
Total Mutual Funds	5,912,070,104	—	—	5,912,070,104

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – Mondrian International Small Cap Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.4%
AUSTRALIA 7.1%
Charter Hall Retail REIT	231,696	$812,990
Commonwealth Property Office Fund	11,256,788	11,991,019
Invocare Ltd.	322,358	3,375,628
Monadelphous Group Ltd.	471,392	8,453,746
Shopping Centres Australasia Property Group	3,173,207	4,533,376
Transfield Services Ltd.	2,143,662	2,244,989
Total		31,411,748
CANADA 4.1%
CAE, Inc.	266,700	2,920,612
Morguard Real Estate Investment Trust	120,500	1,913,868
Northern Property Real Estate Investment Trust	132,800	3,568,666
Pason Systems Corp.	303,950	6,701,329
Ritchie Bros. Auctioneers, Inc.	142,000	2,859,162
Total		17,963,637
CHINA 0.4%
AMVIG Holdings Ltd.	4,330,000	1,866,442
DENMARK 2.5%
Christian Hansen Holding A/S	307,225	10,877,786
FRANCE 8.2%
Boiron SA	68,762	4,501,465
Euler Hermes SA	18,043	2,203,444
Ingenico	70,833	5,106,592
IPSOS	84,214	3,164,946
Medica SA	183,970	4,581,953
Neopost SA	97,054	7,067,855
Nexans SA	64,577	3,916,921
Rubis SCA	95,368	6,022,590
Total		36,565,766
GERMANY 13.3%
Bilfinger SE	66,030	6,931,908
ElringKlinger AG	115,696	5,205,835
Fielmann AG	57,200	6,055,997
GFK SE	59,353	3,448,702
MTU Aero Engines AG	92,127	8,607,228
Norma Group SE	166,179	8,005,674
QIAGEN NV (a)	161,567	3,483,008
Rational AG	10,330	3,081,475
Symrise AG	324,281	14,365,353
Total		59,185,180

Issuer	Shares	Value

Common Stocks (continued)
HONG KONG 3.3%
AAC Technologies Holdings, Inc.	767,000	$3,496,925
ASM Pacific Technology Ltd.	229,900	2,335,455
Emperor Watch & Jewellery, Ltd.	24,610,000	2,190,715
Haitian International Holdings Ltd.	1,508,000	3,469,937
Pacific Basin Shipping Ltd.	4,858,000	3,311,480
Total		14,804,512
IRELAND 1.0%
Glanbia PLC	347,102	4,545,976
JAPAN 7.5%
Ariake Japan Co., Ltd.	119,300	2,958,293
FCC Co., Ltd.	245,000	5,665,730
Hogy Medical Co., Ltd.	95,400	5,291,666
Horiba Ltd.	84,300	3,162,335
Miraca Holdings, Inc.	100,800	4,504,966
Musashi Seimitsu Industry Co., Ltd.	157,600	4,037,236
Nifco, Inc.	282,200	7,560,037
Taiyo Holdings Co., Ltd.	11,600	361,535
Total		33,541,798
NETHERLANDS 3.4%
Koninklijke Boskalis Westminster NV	337,006	14,926,779
NEW ZEALAND 2.1%
Auckland International Airport Ltd.	2,024,474	5,572,947
SKYCITY Entertainment Group Ltd.	1,127,169	3,753,977
Total		9,326,924
NORWAY 0.4%
Farstad Shipping ASA	81,090	1,753,079
SINGAPORE 11.1%
Ascendas Real Estate Investment Trust	3,735,000	6,795,798
CapitaMall Trust	6,825,000	10,663,576
Ezra Holdings Ltd. (a)	4,512,000	4,119,873
Hyflux Ltd.	2,713,500	2,609,842
SATS Ltd.	3,067,000	7,972,251
SIA Engineering Co., Ltd.	2,364,000	9,162,316
SMRT Corp., Ltd.	1,299,864	1,337,016
StarHub Ltd.	1,983,000	6,784,986
Total		49,445,658

Issuer	Shares	Value

Common Stocks (continued)
SPAIN 0.8%
Prosegur Cia de Seguridad SA, Registered Shares	624,195	$3,647,992
SWEDEN 1.2%
AF AB, Class B	166,261	5,432,774
SWITZERLAND 1.2%
Burckhardt Compression Holding AG	13,432	5,294,972
UNITED KINGDOM 28.8%
AZ Electronic Materials SA	1,670,074	7,975,869
Bodycote PLC	556,483	5,855,791
Cobham PLC	686,771	3,194,242
Croda International PLC	346,380	14,888,043
De La Rue PLC	529,920	8,523,117
Diploma PLC	559,969	5,919,670
Domino Printing Sciences PLC	552,097	5,720,259
Fenner PLC	574,277	3,703,915
Greene King PLC	364,274	4,723,686
Halma PLC	544,918	4,997,483
Interserve PLC	538,757	4,897,371
Laird PLC	1,305,491	4,658,067

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Rexam PLC	358,841	$2,797,750
Rotork PLC	340,349	15,025,534
Serco Group PLC	498,968	4,414,517
Spectris PLC	168,781	6,027,668
Spirax-Sarco Engineering PLC	134,229	6,551,699
TT electronics PLC	841,367	2,635,644
Ultra Electronics Holdings PLC	235,112	7,189,969
Victrex PLC	330,357	8,541,000
Total		128,241,294
Total Common Stocks (Cost: $330,598,069)		$428,832,317

	Shares	Value

Money Market Funds 3.5%
Columbia Short-Term Cash Fund, 0.089% (b)(c)	15,632,332	$15,632,332
Total Money Market Funds (Cost: $15,632,332)		$15,632,332
Total Investments (Cost: $346,230,401) (d)		$444,464,649(e)
Other Assets & Liabilities, Net		665,230
Net Assets		$445,129,879

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at September 30, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
J.P. Morgan Securities, Inc.	October 31, 2013	5,389,000 (AUD)	4,951,090 (USD)	—	(65,787)
J.P. Morgan Securities, Inc.	October 31, 2013	2,249,000 (NZD)	1,880,292 (USD)	16,429	—
J.P. Morgan Securities, Inc.	October 31, 2013	4,709,000 (NZD)	3,774,829 (USD)	—	(127,764)
Total				16,429	(193,551)

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	11,646,572	36,121,582	(32,135,822)	15,632,332	11,516	15,632,332

(d)

At September 30, 2013, the cost of securities for federal income tax purposes was approximately $346,230,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$109,095,000
Unrealized Depreciation	(10,860,000)
Net Unrealized Appreciation	$98,235,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend
AUD	Australian Dollar
NZD	New Zealand Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated June 30, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	49,182,489	—	49,182,489
Consumer Staples	—	7,504,269	—	7,504,269
Energy	6,701,330	5,872,951	—	12,574,281
Financials	5,482,534	37,000,201	—	42,482,735
Health Care	—	22,363,059	—	22,363,059
Industrials	5,779,773	160,726,563	—	166,506,336
Information Technology	—	51,127,952	—	51,127,952
Materials	—	61,673,777	—	61,673,777
Telecommunication Services	—	6,784,987	—	6,784,987
Utilities	—	8,632,432	—	8,632,432
Total Equity Securities	17,963,637	410,868,680	—	428,832,317
Mutual Funds
Money Market Funds	15,632,332	—	—	15,632,332
Total Mutual Funds	15,632,332	—	—	15,632,332
Investments in Securities	33,595,969	410,868,680	—	444,464,649
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	16,429	—	16,429
Liabilities
Forward Foreign Currency Exchange Contracts	—	(193,551)	—	(193,551)
Total	33,595,969	410,691,558	—	444,287,527

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Variable Portfolio – Morgan Stanley Global Real Estate Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.5%
AUSTRALIA 6.9%
CFS Retail Property Trust	170,878	$319,540
Commonwealth Property Office Fund	419,482	446,843
Dexus Property Group	2,135,796	1,999,307
Federation Centres Ltd.	581,762	1,240,725
Goodman Group	614,235	2,798,915
GPT Group	642,202	2,083,663
Investa Office Fund	183,168	503,771
Mirvac Group	1,382,516	2,247,542
Stockland	516,860	1,868,283
Westfield Group	777,721	7,992,136
Westfield Retail Trust	1,160,377	3,216,654
Total		24,717,379
BRAZIL 0.8%
BR Malls Participacoes SA	127,060	1,159,208
BR Properties SA	102,910	908,699
Iguatemi Empresa de Shopping Centers SA	76,400	838,011
Total		2,905,918
CANADA 2.7%
Amarillo Gold Corp. (a)	41,510	517,036
Boardwalk Real Estate Investment Trust	26,970	1,508,414
Brookfield Office Properties (a)	29,818	761,335
Brookfield Office Properties, Inc.	76,847	1,465,472
Calloway Real Estate Investment Trust (a)	27,292	645,173
Canadian Roxana Resources (a)	12,067	239,805
Extendicare, Inc.	33,080	211,638
First Capital Realty, Inc.	43,700	718,257
RioCan Real Estate Investment Trust	156,294	3,687,146
Total		9,754,276
CHINA 0.6%
China Overseas Land & Investment Ltd.	348,000	1,029,226
Country Garden Holdings Co.	552,288	355,473
Guangzhou R&F Properties Co., Ltd., Class H	262,000	409,452
Shimao Property Holdings Ltd.	90,500	208,273
Total		2,002,424
FINLAND 0.2%
Sponda OYJ	106,175	548,701
FRANCE 3.6%
Altarea	871	143,344

Issuer	Shares	Value

Common Stocks (continued)
FRANCE (CONTINUED)
Fonciere Des Regions	10,922	$905,906
Gecina SA	6,866	878,058
ICADE	15,585	1,423,393
Klepierre	23,389	1,014,120
Mercialys SA	50,236	1,006,514
Unibail-Rodamco SE	30,200	7,493,006
Total		12,864,341
GERMANY 1.0%
Alstria Office REIT AG	25,128	312,375
Deutsche Annington Immobilien SE	5,738	147,490
Deutsche Euroshop AG	13,637	591,008
Deutsche Wohnen AG	33,935	607,146
GSW Immobilien AG	4,299	188,872
LEG Immobilien AG	21,580	1,242,810
Prime Office REIT-AG (a)	71,788	320,491
Total		3,410,192
HONG KONG 13.4%
China Resources Land Ltd.	742,000	2,114,414
Hang Lung Properties Ltd.	407,000	1,385,864
Henderson Land Development Co., Ltd.	238,851	1,473,749
Hongkong Land Holdings Ltd.	955,000	6,292,787
Hysan Development Co., Ltd.	689,500	3,078,256
Kerry Properties Ltd.	605,000	2,584,174
Link REIT (The)	1,004,388	4,910,586
New World Development Co., Ltd.	1,804,592	2,712,119
Sino Land Co., Ltd.	1,012,683	1,491,971
Sun Hung Kai Properties Ltd.	1,109,278	15,098,249
Swire Properties Ltd.	596,500	1,674,914
Wharf Holdings Ltd.	594,466	5,150,971
Total		47,968,054
ITALY 0.1%
Beni Stabili SpA	862,119	535,923
JAPAN 15.0%
Activia Properties, Inc.	69	598,599
GLP J-Reit	408	455,621
Hulic Co., Ltd.	23,700	356,298
Japan Real Estate Investment Corp.	205	2,390,153
Japan Retail Fund Investment Corp.	941	1,937,535
Mitsubishi Estate Co., Ltd.	520,000	15,410,574
Mitsui Fudosan Co., Ltd.	387,000	13,068,750
Nippon Accommodations Fund, Inc.	27	197,441
Nippon Building Fund, Inc.	302	3,747,086

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Nippon Prologis REIT, Inc.	190	$1,903,931
Nomura Real Estate Holdings, Inc.	7,600	187,644
NTT Urban Development Corp.	5,300	69,877
Sumitomo Realty & Development Co., Ltd.	233,000	11,105,345
Tokyo Tatemono Co., Ltd.	123,000	1,130,894
Tokyu Land Corp. (b)	39,000	397,955
United Urban Investment Corp.	429	654,527
Total		53,612,230
NETHERLANDS 0.7%
Corio NV	24,824	1,069,456
Eurocommercial Properties NV	19,360	784,033
Vastned Retail NV	4,470	190,246
Wereldhave NV	8,808	638,931
Total		2,682,666
NORWAY 0.2%
Norwegian Property ASA	453,336	599,347
SINGAPORE 3.5%
Ascendas Real Estate Investment Trust	403,000	733,255
CapitaCommercial Trust	650,000	750,461
CapitaLand Ltd.	972,000	2,396,743
CapitaMall Trust	614,000	959,331
CapitaMalls Asia Ltd.	280,000	436,804
City Developments Ltd.	131,000	1,073,752
Global Logistic Properties Ltd.	852,000	1,961,311
Keppel Land Ltd.	54,000	152,431
Keppel REIT	833,000	815,696
Mapletree Commercial Trust	562,000	544,636
Mapletree Greater China Commercial Trust (a)	467,000	333,283
Religare Health Trust	431,000	272,604
SPH REIT (a)	878,000	682,356
Suntec Real Estate Investment Trust	653,000	850,560
UOL Group Ltd.	96,000	471,306
Total		12,434,529
SWEDEN 0.7%
Atrium Ljungberg AB, Class B	30,479	406,437
Castellum AB	50,877	725,548
Fabege AB	2,222	24,548
Hufvudstaden AB	99,750	1,269,633
Total		2,426,166

Issuer	Shares	Value

Common Stocks (continued)
SWITZERLAND 0.9%
Mobimo Holding AG	1,411	$295,041
PSP Swiss Property AG	25,885	2,246,887
Swiss Prime Site AG	10,209	789,649
Total		3,331,577
UNITED KINGDOM 6.0%
Atrium European Real Estate Ltd.	83,973	475,201
British Land Co. PLC	388,361	3,630,847
Capital & Counties Properties PLC	103,308	560,272
Capital & Regional PLC	757,624	496,740
Derwent London PLC	29,558	1,133,601
Grainger PLC	120,667	341,468
Great Portland Estates PLC	127,396	1,111,642
Hammerson PLC	334,494	2,712,978
Intu Properties PLC	237,951	1,236,939
Land Securities Group PLC	279,723	4,161,635
Londonmetric Property PLC	152,680	296,609
LXB Retail Properties PLC (a)	723,304	1,329,037
Quintain Estates & Development PLC (a)	303,571	415,276
Safestore Holdings PLC	488,291	1,059,263
Segro PLC	120,232	603,395
Shaftesbury PLC	58,676	560,445
St. Modwen Properties PLC	101,462	499,341
Unite Group PLC	126,893	811,232
Total		21,435,921
UNITED STATES 43.2%
Acadia Realty Trust	35,120	866,762
Alexandria Real Estate Equities, Inc.	21,000	1,340,850
American Campus Communities, Inc.	28,130	960,639
American Homes 4 Rent, Class A (a)	3,510	56,687
Ashford Hospitality Trust, Inc.	84,830	1,046,802
AvalonBay Communities, Inc.	79,478	10,100,859
Boston Properties, Inc.	60,045	6,418,810
Camden Property Trust	46,756	2,872,689
CBL & Associates Properties, Inc.	17,130	327,183
Cole Real Estate Investment, Inc.	92,071	1,128,790
Cousins Properties, Inc.	64,981	668,654
DCT Industrial Trust, Inc.	297,288	2,137,501
DDR Corp.	55,720	875,361
Digital Realty Trust, Inc.	17,848	947,729
Duke Realty Corp.	74,650	1,152,596
Equity Lifestyle Properties, Inc.	51,746	1,768,161
Equity Residential	286,734	15,360,340
Essex Property Trust, Inc.	1,660	245,182
Federal Realty Investment Trust	13,941	1,414,314

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Forest City Enterprises, Inc., Class A (a)	178,533	$3,381,415
General Growth Properties, Inc.	337,220	6,504,974
HCP, Inc.	186,667	7,644,014
Health Care REIT, Inc.	29,650	1,849,567
Healthcare Realty Trust, Inc.	77,985	1,802,233
Host Hotels & Resorts, Inc.	575,755	10,173,591
Hudson Pacific Properties, Inc.	54,560	1,061,192
Lexington Realty Trust	13,823	155,232
Liberty Property Trust	16,100	573,160
Macerich Co. (The)	76,056	4,292,601
Mack-Cali Realty Corp.	116,073	2,546,642
National Retail Properties, Inc.	44,420	1,413,444
ProLogis, Inc.	84,410	3,175,504
PS Business Parks, Inc.	7,693	574,052
Public Storage	56,255	9,031,740
Regency Centers Corp.	127,863	6,182,176
Retail Opportunity Investments Corp.	1,885	26,051
Rexford Industrial Realty, Inc. (a)	18,450	249,260
Senior Housing Properties Trust	119,535	2,789,947
Simon Property Group, Inc.	146,983	21,787,290

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Sovran Self Storage, Inc.	500	$37,840
Starwood Hotels & Resorts Worldwide, Inc.	69,856	4,641,931
Taubman Centers, Inc.	16,261	1,094,528
Ventas, Inc.	60,440	3,717,060
Vornado Realty Trust	120,953	10,167,309
Winthrop Realty Trust	10,270	114,511
Total		154,677,173
Total Common Stocks (Cost: $295,842,935)		$355,906,817

	Shares	Value

Money Market Funds 0.3%
Columbia Short-Term Cash Fund, 0.089% (c)(d)	1,179,266	$1,179,266
Total Money Market Funds (Cost: $1,179,266)		$1,179,266
Total Investments (Cost: $297,022,201) (e)		$357,086,083(f)
Other Assets & Liabilities, Net		823,995
Net Assets		$357,910,078

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2013, the value of these securities amounted to $397,955, which represents 0.11% of net assets.

(c)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,446,457	36,213,698	(38,480,889)	1,179,266	1,809	1,179,266

(e)

At September 30, 2013, the cost of securities for federal income tax purposes was approximately $297,022,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$63,751,000
Unrealized Depreciation	(3,687,000)
Net Unrealized Appreciation	$60,064,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated June 30, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	4,641,931	—	—	4,641,931
Financials	162,483,799	188,569,450	—	351,053,249
Health Care	211,637	—	—	211,637
Total Equity Securities	167,337,367	188,569,450	—	355,906,817
Mutual Funds
Money Market Funds	1,179,266	—	—	1,179,266
Total Mutual Funds	1,179,266	—	—	1,179,266
Total	168,516,633	188,569,450	—	357,086,083

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – NFJ Dividend Value Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.4%
CONSUMER DISCRETIONARY 10.0%
Automobiles 4.2%
Ford Motor Co.	4,710,400	$79,464,448
Household Durables 2.1%
Newell Rubbermaid, Inc.	1,426,900	39,239,750
Leisure Equipment & Products 2.0%
Mattel, Inc.	872,600	36,527,036
Specialty Retail 1.7%
Staples, Inc.	2,219,400	32,514,210
TOTAL CONSUMER DISCRETIONARY		187,745,444
CONSUMER STAPLES 5.8%
Beverages 2.0%
Molson Coors Brewing Co., Class B	757,500	37,973,475
Food & Staples Retailing 2.0%
Wal-Mart Stores, Inc.	503,000	37,201,880
Tobacco 1.8%
Reynolds American, Inc.	696,800	33,989,904
TOTAL CONSUMER STAPLES		109,165,259
ENERGY 17.8%
Energy Equipment & Services 1.8%
Ensco PLC, Class A	617,500	33,190,625
Oil, Gas & Consumable Fuels 16.0%
Chevron Corp.	321,300	39,037,950
ConocoPhillips	1,082,000	75,209,820
HollyFrontier Corp.	777,397	32,736,188
Marathon Oil Corp.	1,035,300	36,111,264
Royal Dutch Shell PLC, ADR	573,100	37,641,208
Total SA, ADR	1,374,400	79,605,248
Total		300,341,678
TOTAL ENERGY		333,532,303
FINANCIALS 21.1%
Commercial Banks 7.8%
Fifth Third Bancorp	2,053,500	37,045,140

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Commercial Banks (continued)
PNC Financial Services Group, Inc. (The)	503,300	$36,464,085
Wells Fargo & Co.	1,741,800	71,971,176
Total		145,480,401
Consumer Finance 2.1%
SLM Corp.	1,596,590	39,755,091
Diversified Financial Services 3.8%
JPMorgan Chase & Co.	1,381,200	71,394,228
Insurance 5.8%
Allstate Corp. (The)	706,900	35,733,795
MetLife, Inc.	747,500	35,095,125
Travelers Companies, Inc. (The)	456,800	38,722,936
Total		109,551,856
Real Estate Investment Trusts (REITs) 1.6%
Annaly Capital Management, Inc.	2,601,000	30,119,580
TOTAL FINANCIALS		396,301,156
HEALTH CARE 12.1%
Health Care Equipment & Supplies 1.8%
Medtronic, Inc.	646,800	34,442,100
Pharmaceuticals 10.3%
AstraZeneca PLC, ADR	757,700	39,347,361
Johnson & Johnson	447,000	38,750,430
Merck & Co., Inc.	752,100	35,807,481
Pfizer, Inc.	1,374,600	39,464,766
Teva Pharmaceutical Industries Ltd., ADR	1,055,900	39,891,902
Total		193,261,940
TOTAL HEALTH CARE		227,704,040
INDUSTRIALS 6.0%
Aerospace & Defense 3.9%
Lockheed Martin Corp.	288,300	36,772,665
Northrop Grumman Corp.	379,000	36,103,540
Total		72,876,205
Industrial Conglomerates 1.9%
General Electric Co.	1,476,700	35,278,363

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail 0.2%
Norfolk Southern Corp.	42,000	$3,248,700
TOTAL INDUSTRIALS		111,403,268
INFORMATION TECHNOLOGY 13.5%
Communications Equipment 3.7%
Cisco Systems, Inc.	1,498,500	35,094,870
Harris Corp.	583,300	34,589,690
Total		69,684,560
Office Electronics 1.9%
Xerox Corp.	3,419,100	35,182,539
Semiconductors & Semiconductor Equipment 3.9%
Intel Corp.	3,198,400	73,307,328
Software 4.0%
CA, Inc.	1,152,400	34,191,708
Microsoft Corp.	1,238,200	41,244,442
Total		75,436,150
TOTAL INFORMATION TECHNOLOGY		253,610,577
MATERIALS 6.2%
Chemicals 2.0%
EI du Pont de Nemours & Co.	644,300	37,730,208
Metals & Mining 2.4%
Barrick Gold Corp.	2,367,700	44,086,574

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Paper & Forest Products 1.8%
International Paper Co.	772,700	$34,616,960
TOTAL MATERIALS		116,433,742
TELECOMMUNICATION SERVICES 2.0%
Diversified Telecommunication Services 2.0%
AT&T, Inc.	1,080,200	36,532,364
TOTAL TELECOMMUNICATION SERVICES		36,532,364
UTILITIES 1.9%
Electric Utilities 1.9%
American Electric Power Co., Inc.	833,500	36,132,225
TOTAL UTILITIES		36,132,225
Total Common Stocks (Cost: $1,481,986,238)		$1,808,560,378

	Shares	Value

Money Market Funds 3.6%
Columbia Short-Term Cash Fund, 0.089% (a)(b)	67,429,715	$67,429,715
Total Money Market Funds (Cost: $67,429,715)		$67,429,715
Total Investments (Cost: $1,549,415,953)		$1,875,990,093(c)
Other Assets & Liabilities, Net		430,713
Net Assets		$1,876,420,806

Notes to Portfolio of Investments
(a) The rate shown is the seven-day current annualized yield at September 30, 2013.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	21,468,163	436,207,538	(390,245,986)	67,429,715	40,931	67,429,715

(c)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	187,745,444	—	—	187,745,444
Consumer Staples	109,165,259	—	—	109,165,259
Energy	333,532,303	—	—	333,532,303
Financials	396,301,156	—	—	396,301,156
Health Care	227,704,040	—	—	227,704,040
Industrials	111,403,268	—	—	111,403,268
Information Technology	253,610,577	—	—	253,610,577
Materials	116,433,742	—	—	116,433,742
Telecommunication Services	36,532,364	—	—	36,532,364
Utilities	36,132,225	—	—	36,132,225
Total Equity Securities	1,808,560,378	—	—	1,808,560,378
Mutual Funds
Money Market Funds	67,429,715	—	—	67,429,715
Total Mutual Funds	67,429,715	—	—	67,429,715
Total	1,875,990,093	—	—	1,875,990,093

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.2%
CONSUMER DISCRETIONARY 26.1%
Auto Components 1.4%
BorgWarner, Inc.	160,700	$16,293,373
Hotels, Restaurants & Leisure 2.9%
Starbucks Corp.	284,400	21,890,268
Wynn Resorts Ltd.	79,000	12,482,790
Total		34,373,058
Internet & Catalog Retail 6.5%
Amazon.com, Inc. (a)	114,995	35,952,037
priceline.com, Inc. (a)	40,500	40,943,475
Total		76,895,512
Media 6.1%
CBS Corp., Class B Non Voting	272,900	15,053,164
Liberty Global PLC, Class A (a)	163,000	12,934,050
Sirius XM Radio, Inc.	3,346,800	12,952,116
Twenty-First Century Fox, Inc.	552,500	18,508,750
Walt Disney Co. (The)	199,700	12,878,653
Total		72,326,733
Multiline Retail 1.5%
Dollar General Corp. (a)	309,500	17,474,370
Specialty Retail 3.5%
Best Buy Co., Inc.	247,200	9,270,000
Ross Stores, Inc.	175,400	12,769,120
Ulta Salon Cosmetics & Fragrance, Inc. (a)	162,300	19,388,358
Total		41,427,478
Textiles, Apparel & Luxury Goods 4.2%
lululemon athletica, Inc. (a)	116,000	8,478,440
Michael Kors Holdings Ltd. (a)	121,300	9,039,276
Nike, Inc., Class B	238,700	17,339,168
Ralph Lauren Corp.	91,300	15,039,849
Total		49,896,733
TOTAL CONSUMER DISCRETIONARY		308,687,257
CONSUMER STAPLES 3.4%
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	96,000	11,051,520
CVS Caremark Corp.	213,800	12,133,150
Whole Foods Market, Inc.	75,300	4,405,050
Total		27,589,720

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Personal Products 1.1%
Estee Lauder Companies, Inc. (The), Class A	182,300	$12,742,770
TOTAL CONSUMER STAPLES		40,332,490
ENERGY 4.9%
Energy Equipment & Services 1.7%
FMC Technologies, Inc. (a)	190,700	10,568,594
Schlumberger Ltd.	110,300	9,746,108
Total		20,314,702
Oil, Gas & Consumable Fuels 3.2%
Noble Energy, Inc.	194,900	13,060,249
Pioneer Natural Resources Co.	67,000	12,649,600
Range Resources Corp.	147,600	11,201,364
Total		36,911,213
TOTAL ENERGY		57,225,915
FINANCIALS 6.3%
Capital Markets 3.2%
BlackRock, Inc.	75,205	20,351,977
Morgan Stanley	637,600	17,183,320
Total		37,535,297
Consumer Finance 1.2%
American Express Co.	181,600	13,714,432
Diversified Financial Services 0.5%
JPMorgan Chase & Co.	110,000	5,685,900
Real Estate Investment Trusts (REITs) 1.4%
American Tower Corp.	232,000	17,198,160
TOTAL FINANCIALS		74,133,789
HEALTH CARE 12.7%
Biotechnology 9.1%
Alexion Pharmaceuticals, Inc. (a)	102,200	11,871,552
Amgen, Inc.	173,500	19,421,590
Biogen Idec, Inc. (a)	97,000	23,353,720
Celgene Corp. (a)	195,800	30,139,494
Gilead Sciences, Inc. (a)	356,600	22,408,744
Total		107,195,100

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services 0.9%
UnitedHealth Group, Inc.	155,500	$11,135,355
Health Care Technology 1.5%
athenahealth, Inc. (a)	50,400	5,471,424
Cerner Corp. (a)	225,500	11,850,025
Total		17,321,449
Pharmaceuticals 1.2%
Zoetis, Inc.	473,100	14,722,872
TOTAL HEALTH CARE		150,374,776
INDUSTRIALS 11.8%
Aerospace & Defense 3.4%
Precision Castparts Corp.	88,000	19,997,120
United Technologies Corp.	191,100	20,604,402
Total		40,601,522
Airlines 0.7%
Delta Air Lines, Inc.	354,700	8,367,373
Industrial Conglomerates 2.7%
Danaher Corp.	458,300	31,769,356
Road & Rail 3.9%
Union Pacific Corp.	293,800	45,638,892
Trading Companies & Distributors 1.1%
WW Grainger, Inc.	49,600	12,980,816
TOTAL INDUSTRIALS		139,357,959
INFORMATION TECHNOLOGY 26.5%
Communications Equipment 1.7%
F5 Networks, Inc. (a)	127,400	10,925,824
QUALCOMM, Inc.	135,700	9,140,752
Total		20,066,576
Computers & Peripherals 3.2%
Apple, Inc.	79,045	37,684,704
Internet Software & Services 8.6%
eBay, Inc. (a)	419,400	23,398,326
Facebook, Inc., Class A (a)	535,400	26,898,496

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services (continued)
Google, Inc., Class A (a)	49,600	$43,445,136
LinkedIn Corp., Class A (a)	35,300	8,685,918
Total		102,427,876
IT Services 6.4%
Cognizant Technology Solutions Corp., Class A (a)	170,200	13,976,824
Mastercard, Inc., Class A	27,675	18,619,186
Visa, Inc., Class A	225,300	43,054,830
Total		75,650,840
Semiconductors & Semiconductor Equipment 3.2%
Applied Materials, Inc.	665,000	11,664,100
ARM Holdings PLC, ADR	282,100	13,574,652
NXP Semiconductor NV (a)	329,800	12,271,858
Total		37,510,610
Software 3.4%
Salesforce.com, Inc. (a)	655,700	34,037,387
ServiceNow, Inc. (a)	121,200	6,296,340
Total		40,333,727
TOTAL INFORMATION TECHNOLOGY		313,674,333
MATERIALS 4.1%
Chemicals 4.1%
Ecolab, Inc.	132,700	13,105,452
Monsanto Co.	336,574	35,128,229
Total		48,233,681
TOTAL MATERIALS		48,233,681
TELECOMMUNICATION SERVICES 1.4%
Wireless Telecommunication Services 1.4%
SBA Communications Corp., Class A (a)	197,300	15,874,758
TOTAL TELECOMMUNICATION SERVICES		15,874,758
Total Common Stocks (Cost: $864,939,414)		$1,147,894,958

	Shares	Value

Money Market Funds 3.5%
Columbia Short-Term Cash Fund, 0.089% (b)(c)	41,953,550	$41,953,550
Total Money Market Funds (Cost: $41,953,550)		$41,953,550
Total Investments (Cost: $906,892,964)		$1,189,848,508(d)
Other Assets & Liabilities, Net		(7,807,883)
Net Assets		$1,182,040,625

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	40,239,887	727,407,595	(725,693,932)	41,953,550	22,778	41,953,550

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	308,687,257	—	—	308,687,257
Consumer Staples	40,332,490	—	—	40,332,490
Energy	57,225,915	—	—	57,225,915
Financials	74,133,789	—	—	74,133,789
Health Care	150,374,776	—	—	150,374,776
Industrials	139,357,959	—	—	139,357,959
Information Technology	313,674,333	—	—	313,674,333
Materials	48,233,681	—	—	48,233,681
Telecommunication Services	15,874,758	—	—	15,874,758
Total Equity Securities	1,147,894,958	—	—	1,147,894,958
Mutual Funds
Money Market Funds	41,953,550	—	—	41,953,550
Total Mutual Funds	41,953,550	—	—	41,953,550
Total	1,189,848,508	—	—	1,189,848,508

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – Partners Small Cap Growth Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.7%
CONSUMER DISCRETIONARY 18.6%
Auto Components 0.4%
Dorman Products, Inc.	28,250	$1,399,787
Fox Factory Holding Corp. (a)	46,600	897,982
Total		2,297,769
Diversified Consumer Services 2.1%
Grand Canyon Education, Inc. (a)	44,900	1,808,572
LifeLock, Inc. (a)	90,400	1,340,632
Service Corp. International	488,038	9,087,267
Total		12,236,471
Hotels, Restaurants & Leisure 3.4%
Bally Technologies, Inc. (a)	29,250	2,107,755
Einstein Noah Restaurant Group, Inc.	81,936	1,419,132
Fiesta Restaurant Group, Inc. (a)	69,607	2,621,400
Krispy Kreme Doughnuts, Inc. (a)	72,619	1,404,451
Multimedia Games Holdings Co., Inc. (a)	148,140	5,118,237
Papa John’s International, Inc.	25,507	1,782,429
Red Robin Gourmet Burgers, Inc. (a)	49,230	3,500,253
SHFL Entertainment, Inc. (a)	77,620	1,785,260
Total		19,738,917
Household Durables 1.1%
Tempur Sealy International, Inc. (a)	141,900	6,237,924
Internet & Catalog Retail 1.6%
HomeAway, Inc. (a)	109,986	3,079,608
RetailMeNot, Inc. (a)	29,028	1,032,526
Shutterfly, Inc. (a)	92,582	5,173,482
Total		9,285,616
Leisure Equipment & Products 1.0%
Sturm Ruger & Co., Inc.	89,987	5,635,886
Media 1.2%
Cinemark Holdings, Inc.	67,010	2,126,897
IMAX Corp. (a)	149,810	4,530,255
Total		6,657,152
Specialty Retail 5.7%
American Eagle Outfitters, Inc.	164,283	2,298,319
Asbury Automotive Group, Inc. (a)	69,650	3,705,380
Cabela’s, Inc. (a)	155,240	9,784,777
Children’s Place Retail Stores, Inc. (The) (a)	31,460	1,820,276
DSW, Inc., Class A	47,200	4,027,104
Five Below, Inc. (a)	43,916	1,921,325
Francesca’s Holdings Corp. (a)	79,750	1,486,540

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
Hibbett Sports, Inc. (a)	31,510	$1,769,286
Restoration Hardware Holdings, Inc. (a)	23,425	1,483,974
Tile Shop Holdings, Inc. (a)	118,691	3,500,198
Vitamin Shoppe, Inc. (a)	19,260	842,625
Zumiez, Inc. (a)	21,686	597,124
Total		33,236,928
Textiles, Apparel & Luxury Goods 2.1%
Columbia Sportswear Co.	62,103	3,740,464
Deckers Outdoor Corp. (a)	99,000	6,526,080
Steven Madden Ltd. (a)	34,800	1,873,284
Total		12,139,828
TOTAL CONSUMER DISCRETIONARY		107,466,491
CONSUMER STAPLES 4.6%
Food & Staples Retailing 2.2%
Fresh Market, Inc. (The) (a)	62,300	2,947,413
Pricesmart, Inc.	91,701	8,733,603
United Natural Foods, Inc. (a)	20,900	1,404,898
Total		13,085,914
Food Products 0.9%
Annie’s, Inc. (a)	62,800	3,083,480
Hain Celestial Group, Inc. (The) (a)	28,812	2,221,982
Total		5,305,462
Household Products 0.3%
Energizer Holdings, Inc.	19,206	1,750,627
Personal Products 1.2%
Nu Skin Enterprises, Inc., Class A	71,315	6,827,698
TOTAL CONSUMER STAPLES		26,969,701
ENERGY 5.6%
Energy Equipment & Services 1.7%
Atwood Oceanics, Inc. (a)	151,066	8,314,673
Pioneer Energy Services Corp. (a)	196,860	1,478,418
Total		9,793,091
Oil, Gas & Consumable Fuels 3.9%
Athlon Energy, Inc. (a)	29,200	954,840
Bill Barrett Corp. (a)	120,310	3,020,984
Bonanza Creek Energy, Inc. (a)	75,200	3,629,152
Diamondback Energy, Inc. (a)	56,676	2,416,665
Kodiak Oil & Gas Corp. (a)	101,600	1,225,296

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Laredo Petroleum Holdings, Inc. (a)	48,813	$1,448,770
Magnum Hunter Resources Corp. (a)	448,390	2,766,566
Oasis Petroleum, Inc. (a)	98,720	4,850,113
World Fuel Services Corp.	65,244	2,434,254
Total		22,746,640
TOTAL ENERGY		32,539,731
FINANCIALS 12.3%
Capital Markets 3.4%
Eaton Vance Corp.	229,934	8,928,337
Evercore Partners, Inc., Class A	34,525	1,699,666
Financial Engines, Inc.	154,640	9,191,802
Total		19,819,805
Consumer Finance 1.0%
First Cash Financial Services, Inc. (a)	23,240	1,346,758
Portfolio Recovery Associates, Inc. (a)	78,300	4,693,302
Total		6,040,060
Diversified Financial Services 0.9%
MarkeTaxess Holdings, Inc.	83,591	5,018,804
Insurance 2.6%
Alleghany Corp. (a)	4,648	1,904,053
MBIA, Inc. (a)	434,379	4,443,697
Montpelier Re Holdings Ltd.	141,917	3,696,938
White Mountains Insurance Group Ltd.	8,244	4,679,459
Total		14,724,147
Real Estate Investment Trusts (REITs) 3.0%
Corrections Corp. of America	229,334	7,923,490
CyrusOne, Inc.	93,738	1,779,147
First Industrial Realty Trust, Inc.	369,166	6,006,331
Hatteras Financial Corp.	94,561	1,769,236
Total		17,478,204
Real Estate Management & Development 1.4%
Alexander & Baldwin, Inc. (a)	136,945	4,932,759
Tejon Ranch Co. (a)	97,615	3,010,446
Total		7,943,205
TOTAL FINANCIALS		71,024,225
HEALTH CARE 15.1%
Biotechnology 2.7%
ACADIA Pharmaceuticals, Inc. (a)	202,810	5,571,191

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Aegerion Pharmaceuticals, Inc. (a)	7,344	$629,454
Ariad Pharmaceuticals, Inc. (a)	63,710	1,172,264
Exact Sciences Corp. (a)	63,330	747,927
Ligand Pharmaceuticals, Inc. (a)	22,700	982,456
Medivation, Inc. (a)	35,200	2,109,888
MiMedx Group, Inc. (a)	59,163	246,710
NPS Pharmaceuticals, Inc. (a)	83,100	2,643,411
Onconova Therapeutics, Inc. (a)	27,837	736,845
Raptor Pharmaceutical Corp. (a)	54,900	820,206
Total		15,660,352
Health Care Equipment & Supplies 5.5%
Align Technology, Inc. (a)	31,200	1,501,344
Cardiovascular Systems, Inc. (a)	45,000	902,250
Cynosure Inc., Class A (a)	128,628	2,934,005
DexCom, Inc. (a)	227,453	6,420,998
Endologix, Inc. (a)	414,008	6,677,949
Insulet Corp. (a)	54,910	1,989,938
Novadaq Technologies, Inc. (a)	44,098	731,145
NxStage Medical, Inc. (a)	149,397	1,966,065
Sirona Dental Systems, Inc. (a)	30,020	2,009,239
Spectranetics Corp. (a)	192,853	3,236,073
TearLab Corp. (a)	87,504	967,794
Thoratec Corp. (a)	63,670	2,374,254
Total		31,711,054
Health Care Providers & Services 4.5%
Acadia Healthcare Co., Inc. (a)	236,280	9,316,520
Magellan Health Services, Inc. (a)	47,060	2,821,718
MWI Veterinary Supply, Inc. (a)	14,900	2,225,464
Team Health Holdings, Inc. (a)	48,380	1,835,537
Tenet Healthcare Corp. (a)	184,637	7,605,198
WellCare Health Plans, Inc. (a)	34,470	2,403,938
Total		26,208,375
Health Care Technology 0.8%
HMS Holdings Corp. (a)	55,130	1,185,846
Medidata Solutions, Inc. (a)	36,700	3,630,731
Total		4,816,577
Life Sciences Tools & Services 0.3%
ICON PLC (a)	42,200	1,727,246
Pharmaceuticals 1.3%
AcelRx Pharmaceuticals, Inc. (a)	89,394	962,773
Akorn, Inc. (a)	168,110	3,308,405
Jazz Pharmaceuticals PLC (a)	24,200	2,225,674

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Santarus, Inc. (a)	35,522	$801,732
Total		7,298,584
TOTAL HEALTH CARE		87,422,188
INDUSTRIALS 14.0%
Aerospace & Defense 1.6%
Alliant Techsystems, Inc.	46,128	4,500,248
Hexcel Corp. (a)	60,551	2,349,379
Triumph Group, Inc.	30,830	2,164,882
Total		9,014,509
Air Freight & Logistics 0.7%
HUB Group, Inc., Class A (a)	54,050	2,120,382
XPO Logistics, Inc. (a)	87,938	1,905,616
Total		4,025,998
Building Products 0.5%
AO Smith Corp.	60,800	2,748,160
Commercial Services & Supplies 1.1%
Casella Waste Systems, Inc., Class A (a)	356,210	2,048,208
Clean Harbors, Inc. (a)	42,590	2,498,329
Ritchie Bros. Auctioneers, Inc.	102,779	2,074,080
Total		6,620,617
Electrical Equipment 0.1%
Power Solutions International, Inc. (a)	14,179	838,263
Machinery 2.0%
Chart Industries, Inc. (a)	25,100	3,088,304
Manitowoc Co., Inc. (The)	74,040	1,449,703
Middleby Corp. (The) (a)	18,915	3,951,532
Proto Labs, Inc. (a)	20,156	1,539,717
Woodward, Inc.	38,790	1,583,796
Total		11,613,052
Marine 0.7%
Matson, Inc.	144,245	3,783,546
Professional Services 3.3%
Acacia Research Corp.	79,520	1,833,731
Corporate Executive Board Co. (The)	45,000	3,267,900
Huron Consulting Group, Inc. (a)	44,290	2,330,097
On Assignment, Inc. (a)	234,920	7,752,360

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Professional Services (continued)
Wageworks, Inc. (a)	82,584	$4,166,363
Total		19,350,451
Road & Rail 2.4%
Genesee & Wyoming, Inc., Class A (a)	18,970	1,763,641
Old Dominion Freight Line, Inc. (a)	213,832	9,834,134
Roadrunner Transportation Systems, Inc. (a)	78,400	2,214,016
Total		13,811,791
Trading Companies & Distributors 1.6%
Beacon Roofing Supply, Inc. (a)	37,070	1,366,771
DXP Enterprises, Inc. (a)	44,500	3,514,165
Kaman Corp.	72,910	2,760,373
Titan Machinery, Inc. (a)	85,150	1,368,360
Total		9,009,669
TOTAL INDUSTRIALS		80,816,056
INFORMATION TECHNOLOGY 21.6%
Computers & Peripherals 0.2%
Stratasys Ltd. (a)	7,700	779,702
Violin Memory, Inc. (a)	51,300	377,055
Total		1,156,757
Electronic Equipment, Instruments & Components 1.4%
Belden, Inc.	27,990	1,792,759
Coherent, Inc.	39,740	2,442,023
InvenSense, Inc. (a)	96,180	1,694,692
Methode Electronics, Inc.	88,300	2,472,400
Total		8,401,874
Internet Software & Services 4.3%
Cornerstone OnDemand, Inc. (a)	72,770	3,743,289
CoStar Group, Inc. (a)	22,100	3,710,590
Demandware, Inc. (a)	23,600	1,093,388
Envestnet, Inc. (a)	101,195	3,137,045
MercadoLibre, Inc.	6,380	860,726
OpenTable, Inc. (a)	18,800	1,315,624
Pandora Media, Inc. (a)	40,300	1,012,739
Responsys, Inc. (a)	35,090	578,985
SciQuest, Inc. (a)	90,876	2,041,075
SPS Commerce, Inc. (a)	72,115	4,825,936
ValueClick, Inc. (a)	136,792	2,852,113
Total		25,171,510
IT Services 1.6%
EPAM Systems, Inc. (a)	46,300	1,597,350
InterXion Holding NV (a)	168,320	3,743,437

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
MAXIMUS, Inc.	34,700	$1,562,888
WEX, Inc. (a)	23,710	2,080,552
Total		8,984,227
Semiconductors & Semiconductor Equipment 1.4%
Ceva, Inc. (a)	91,799	1,583,533
Mellanox Technologies Ltd. (a)	35,200	1,336,192
Micrel, Inc.	178,074	1,622,254
Semtech Corp. (a)	43,160	1,294,368
Silicon Laboratories, Inc. (a)	12,400	529,604
Ultratech, Inc. (a)	58,430	1,770,429
Total		8,136,380
Software 12.7%
Advent Software, Inc.	133,944	4,252,722
Allot Communications Ltd. (a)	140,290	1,771,863
Aspen Technology, Inc. (a)	63,900	2,207,745
BroadSoft, Inc. (a)	90,640	3,265,759
CommVault Systems, Inc. (a)	25,070	2,201,898
Ellie Mae, Inc. (a)	84,800	2,714,448
FleetMatics Group PLC (a)	100,100	3,758,755
Fortinet, Inc. (a)	146,210	2,962,215
Guidewire Software, Inc. (a)	48,600	2,289,546
Imperva, Inc. (a)	124,711	5,240,356
Infoblox, Inc. (a)	116,450	4,869,939
Informatica Corp. (a)	60,350	2,351,840
Jive Software, Inc. (a)	172,019	2,150,238
Proofpoint, Inc. (a)	190,940	6,132,993
PROS Holdings, Inc. (a)	71,771	2,453,851
QLIK Technologies, Inc. (a)	84,851	2,905,298
Qualys, Inc. (a)	50,401	1,078,077
Rally Software Development Corp. (a)	40,372	1,209,545
SolarWinds, Inc. (a)	26,573	931,649
SS&C Technologies Holdings, Inc. (a)	72,960	2,779,776
Synchronoss Technologies, Inc. (a)	149,867	5,703,938
Tangoe, Inc. (a)	54,800	1,307,528
TIBCO Software, Inc. (a)	121,180	3,100,996
Tyler Technologies, Inc. (a)	32,662	2,856,945
Ultimate Software Group, Inc. (The) (a)	19,100	2,815,340
Total		73,313,260
TOTAL INFORMATION TECHNOLOGY		125,164,008

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 4.9%
Chemicals 4.1%
Albemarle Corp.	143,257	$9,016,596
Axiall Corp.	38,250	1,445,467
H.B. Fuller Co.	45,420	2,052,530
NewMarket Corp.	32,825	9,450,646
Tredegar Corp.	62,149	1,615,874
Total		23,581,113
Construction Materials 0.5%
Martin Marietta Materials, Inc.	30,076	2,952,561
Paper & Forest Products 0.3%
Boise Cascade Co. (a)	67,860	1,828,827
TOTAL MATERIALS		28,362,501
Total Common Stocks (Cost: $383,804,784)		$559,764,901

Warrants —%
ENERGY —%
Oil, Gas & Consumable Fuels —%
Magnum Hunter Resources Corp. (a)	44,756	$71,037
TOTAL ENERGY		71,037
FINANCIALS —%
Real Estate Management & Development —%
Tejon Ranch Co. (a)	14,419	39,796
TOTAL FINANCIALS		39,796
Total Warrants (Cost: $110,963)		$110,833

	Shares	Value

Money Market Funds 3.4%
Columbia Short-Term Cash Fund, 0.089% (b)(c)	19,499,551	$19,499,551
Total Money Market Funds (Cost: $19,499,551)		$19,499,551
Total Investments
(Cost: $403,415,298)		$579,375,285(d)
Other Assets & Liabilities, Net		(716,396)
Net Assets		$578,658,889

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	15,034,815	166,566,014	(162,101,278)	19,499,551	10,038	19,499,551

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	107,466,491	—	—	107,466,491
Consumer Staples	26,969,701	—	—	26,969,701
Energy	32,539,731	—	—	32,539,731
Financials	71,024,225	—	—	71,024,225
Health Care	87,422,188	—	—	87,422,188
Industrials	80,816,056	—	—	80,816,056
Information Technology	125,164,008	—	—	125,164,008
Materials	28,362,501	—	—	28,362,501
Warrants
Energy	—	71,037	—	71,037
Financials	39,796	—	—	39,796
Total Equity Securities	559,804,697	71,037	—	559,875,734
Mutual Funds
Money Market Funds	19,499,551	—	—	19,499,551
Total Mutual Funds	19,499,551	—	—	19,499,551
Total	579,304,248	71,037	—	579,375,285

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – Partners Small Cap Value Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 91.0%
CONSUMER DISCRETIONARY 13.6%
Auto Components 2.3%
American Axle & Manufacturing Holdings, Inc. (a)	857,790	$16,915,619
Dana Holding Corp.	730,308	16,680,235
Motorcar Parts of America, Inc. (a)	282,580	3,580,289
Standard Motor Products, Inc.	66,497	2,138,543
Total		39,314,686
Automobiles 0.2%
Thor Industries, Inc.	64,300	3,731,972
Distributors 0.1%
VOXX International Corp. (a)	139,380	1,909,506
Diversified Consumer Services 1.0%
Ascent Capital Group, Inc., Class A (a)	48,970	3,947,961
Mac-Gray Corp.	425,340	6,192,951
Outerwall, Inc. (a)	68,260	3,412,317
Regis Corp.	297,270	4,363,924
Total		17,917,153
Hotels, Restaurants & Leisure 1.8%
AFC Enterprises, Inc. (a)	26,330	1,147,725
Bob Evans Farms, Inc.	220,123	12,606,444
CEC Entertainment, Inc.	96,761	4,437,460
International Speedway Corp., Class A	137,960	4,456,108
Monarch Casino & Resort, Inc. (a)	139,482	2,647,368
Texas Roadhouse, Inc.	220,400	5,792,112
Total		31,087,217
Household Durables 1.1%
Meritage Homes Corp. (a)	41,460	1,780,707
Standard Pacific Corp. (a)	213,150	1,686,016
Whirlpool Corp.	106,300	15,566,572
Total		19,033,295
Internet & Catalog Retail 0.1%
1-800-Flowers.com, Inc., Class A (a)	135,533	668,178
Shutterfly, Inc. (a)	19,300	1,078,484
Total		1,746,662
Leisure Equipment & Products 0.8%
Brunswick Corp.	322,100	12,855,011
Media 0.3%
John Wiley & Sons, Inc., Class A	75,400	3,595,826
Valassis Communications, Inc.	73,190	2,113,727
Total		5,709,553

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Multiline Retail 0.7%
Big Lots, Inc. (a)	303,430	$11,254,219
Specialty Retail 5.1%
Aaron’s, Inc.	469,317	13,000,081
Abercrombie & Fitch Co., Class A	93,590	3,310,278
Ascena Retail Group, Inc. (a)	430,748	8,584,808
Brown Shoe Co., Inc.	268,700	6,306,389
Cato Corp. (The), Class A	121,700	3,405,166
Finish Line, Inc., Class A (The)	223,000	5,546,010
Group 1 Automotive, Inc.	32,490	2,523,823
Jos. A. Bank Clothiers, Inc. (a)	82,590	3,630,656
Men’s Wearhouse, Inc. (The)	386,150	13,148,407
Murphy USA, Inc. (a)	44,250	1,787,258
PEP Boys-Manny, Moe & Jack (The) (a)	288,510	3,597,720
RadioShack Corp. (a)	1,366,466	4,659,649
Rent-A-Center, Inc.	213,781	8,145,056
Stage Stores, Inc.	225,889	4,337,069
Tile Shop Holdings, Inc. (a)	53,180	1,568,278
Vitamin Shoppe, Inc. (a)	39,400	1,723,750
Zale Corp. (a)	82,033	1,246,902
Total		86,521,300
Textiles, Apparel & Luxury Goods 0.1%
Fifth & Pacific Companies, Inc. (a)	46,380	1,165,529
TOTAL CONSUMER DISCRETIONARY		232,246,103
CONSUMER STAPLES 1.8%
Food & Staples Retailing 1.0%
Casey’s General Stores, Inc.	46,300	3,403,050
Ingles Markets, Inc., Class A	252,330	7,249,441
Susser Holdings Corp. (a)	21,250	1,129,438
Village Super Market, Inc., Class A	162,250	6,168,745
Total		17,950,674
Food Products 0.5%
B&G Foods, Inc.	62,320	2,153,156
Industrias Bachoco SAB de CV, ADR	108,946	4,300,099
TreeHouse Foods, Inc. (a)	22,680	1,515,704
Total		7,968,959
Personal Products 0.1%
Elizabeth Arden, Inc. (a)	31,670	1,169,256
Tobacco 0.2%
Alliance One International, Inc. (a)	913,349	2,657,845

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco (continued)
Universal Corp.	26,120	$1,330,292
Total		3,988,137
TOTAL CONSUMER STAPLES		31,077,026
ENERGY 6.3%
Energy Equipment & Services 2.5%
Bristow Group, Inc.	66,580	4,844,361
Exterran Holdings, Inc. (a)	50,580	1,394,491
Gulfmark Offshore, Inc., Class A	96,445	4,908,086
Helix Energy Solutions Group, Inc. (a)	55,220	1,400,931
Hercules Offshore, Inc. (a)	304,890	2,247,039
Hornbeck Offshore Services, Inc. (a)	32,670	1,876,565
Key Energy Services, Inc. (a)	200,130	1,458,948
Matrix Service Co. (a)	90,020	1,766,192
Newpark Resources, Inc. (a)	87,920	1,113,067
Ocean Rig UDW, Inc. (a)	200,620	3,651,284
Parker Drilling Co. (a)	682,652	3,891,116
Tetra Technologies, Inc. (a)	446,000	5,588,380
Tidewater, Inc.	122,369	7,255,258
Willbros Group, Inc. (a)	173,850	1,595,943
Total		42,991,661
Oil, Gas & Consumable Fuels 3.8%
Advantage Oil & Gas Ltd. (a)	1,153,025	4,416,086
Ardmore Shipping Corp. (a)	177,200	2,151,208
Berry Petroleum Co., Class A	223,900	9,656,807
Cloud Peak Energy, Inc. (a)	202,760	2,974,489
Comstock Resources, Inc.	248,700	3,956,817
Energy XXI Bermuda Ltd.	182,900	5,523,580
Evolution Petroleum Corp. (a)	566,753	6,381,639
Miller Energy Resources Inc (a)	720,940	5,234,024
Nordic American Tankers Ltd.	206,448	1,701,131
Overseas Shipholding Group, Inc. (a)	298,635	530,077
PDC Energy, Inc. (a)	24,320	1,448,013
Resolute Energy Corp. (a)	255,560	2,136,482
SemGroup Corp., Class A	21,600	1,231,632
VAALCO Energy, Inc. (a)	249,270	1,390,927
Western Refining, Inc.	210,600	6,326,424
WPX Energy, Inc. (a)	522,000	10,053,720
Total		65,113,056
TOTAL ENERGY		108,104,717
FINANCIALS 20.8%
Capital Markets 1.3%
Capital Southwest Corp.	123,696	4,231,640

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Capital Markets (continued)
FXCM, Inc., Class A	172,000	$3,397,000
Greenhill & Co., Inc.	96,400	4,808,432
Janus Capital Group, Inc.	723,000	6,152,730
MCG Capital Corp.	273,300	1,377,432
Stifel Financial Corp. (a)	22,270	917,969
SWS Group, Inc. (a)	298,020	1,662,952
Total		22,548,155
Commercial Banks 6.3%
Banco Latinoamericano de Comercio Exterior SA, Class E	69,530	1,732,688
Bank of the Ozarks, Inc.	101,000	4,846,990
BBCN Bancorp, Inc.	149,910	2,062,762
City National Corp.	213,800	14,251,908
Community Bank System, Inc.	116,400	3,971,568
Community Trust Bancorp, Inc.	24,050	976,190
First Citizens BancShares Inc., Class A	22,445	4,614,692
First Financial Holdings, Inc.	35,340	1,949,354
First Merchants Corp.	2,192	37,987
FirstMerit Corp.	55,510	1,205,122
Fulton Financial Corp.	312,300	3,647,664
Hancock Holding Co.	226,550	7,109,139
Iberiabank Corp.	133,590	6,929,313
National Bank Holdings Corp., Class A	80,990	1,663,535
OFG Bancorp	85,600	1,385,864
Old National Bancorp	135,220	1,920,124
PacWest Bancorp	44,390	1,525,240
Pinnacle Financial Partners, Inc. (a)	58,710	1,750,145
PrivateBancorp, Inc.	58,250	1,246,550
Prosperity Bancshares, Inc.	248,330	15,356,727
Susquehanna Bancshares, Inc.	98,410	1,235,046
Synovus Financial Corp.	418,430	1,380,819
Texas Capital Bancshares, Inc. (a)	34,690	1,594,699
Tompkins Financial Corp.	36,250	1,675,475
Trustmark Corp.	137,800	3,527,680
Umpqua Holdings Corp.	83,400	1,352,748
Webster Financial Corp.	205,360	5,242,841
Westamerica Bancorporation	107,500	5,347,050
Western Alliance Bancorp (a)	69,900	1,323,207
Wintrust Financial Corp.	180,086	7,396,132
Total		108,259,259
Consumer Finance 0.7%
Cash America International, Inc.	142,704	6,461,637
DFC Global Corp. (a)	103,320	1,135,487
Ezcorp, Inc., Class A (a)	67,970	1,147,334

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Consumer Finance (continued)
Portfolio Recovery Associates, Inc. (a)	35,160	$2,107,490
Total		10,851,948
Diversified Financial Services 0.3%
Pico Holdings, Inc. (a)	252,990	5,479,763
Insurance 7.0%
American Equity Investment Life Holding Co.	298,020	6,323,984
American National Insurance Co.	68,826	6,747,701
AMERISAFE, Inc.	34,840	1,237,168
Aspen Insurance Holdings Ltd.	140,100	5,084,229
Endurance Specialty Holdings Ltd.	156,200	8,391,064
Enstar Group Ltd. (a)	14,430	1,971,138
First American Financial Corp.	53,500	1,302,725
Global Indemnity PLC (a)	52,010	1,324,175
Hanover Insurance Group, Inc. (The)	31,380	1,735,942
Hilltop Holdings, Inc. (a)	240,210	4,443,885
Horace Mann Educators Corp.	262,292	7,443,847
Maiden Holdings Ltd.	140,820	1,663,084
Montpelier Re Holdings Ltd.	777,840	20,262,732
National Western Life Insurance Co., Class A	1,170	236,071
Navigators Group, Inc. (The) (a)	45,306	2,617,328
Phoenix Companies, Inc. (The) (a)	23,181	896,409
Platinum Underwriters Holdings Ltd.	267,909	16,002,205
Primerica, Inc.	164,220	6,624,635
ProAssurance Corp.	96,825	4,362,934
Selective Insurance Group, Inc.	78,170	1,915,165
StanCorp Financial Group, Inc.	96,400	5,303,928
Tower Group International Ltd.	157,825	1,104,775
White Mountains Insurance Group Ltd.	21,547	12,230,508
Total		119,225,632
Real Estate Investment Trusts (REITs) 4.7%
Brandywine Realty Trust	342,120	4,509,142
Campus Crest Communities, Inc.	115,750	1,250,100
Colonial Properties Trust	76,170	1,713,063
CubeSmart	324,900	5,796,216
CyrusOne, Inc.	63,240	1,200,295
DCT Industrial Trust, Inc.	222,270	1,598,121
DuPont Fabros Technology, Inc.	285,693	7,362,309
EPR Properties	35,790	1,744,405
FelCor Lodging Trust, Inc. (a)	223,240	1,375,158
Geo Group, Inc. (The)	223,229	7,422,364
Government Properties Income Trust	155,700	3,725,901

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Granite Real Estate Investment Trust	710,800	$25,340,020
Hatteras Financial Corp.	202,190	3,782,975
Healthcare Realty Trust, Inc.	51,760	1,196,174
Highwoods Properties, Inc.	45,580	1,609,430
LaSalle Hotel Properties	84,550	2,411,366
Potlatch Corp.	45,460	1,803,853
Redwood Trust, Inc.	78,840	1,552,360
RLJ Lodging Trust	84,550	1,986,079
Strategic Hotels & Resorts, Inc. (a)	177,130	1,537,488
Sun Communities, Inc.	34,290	1,461,440
Total		80,378,259
Thrifts & Mortgage Finance 0.5%
Dime Community Bancshares, Inc.	238,860	3,977,019
Home Loan Servicing Solutions Ltd.	81,410	1,791,834
MGIC Investment Corp. (a)	162,200	1,180,816
Radian Group, Inc.	110,940	1,545,394
Total		8,495,063
TOTAL FINANCIALS		355,238,079
HEALTH CARE 6.6%
Biotechnology 0.3%
Aegerion Pharmaceuticals, Inc. (a)	14,210	1,217,939
Enanta Pharmaceuticals, Inc. (a)	27,330	626,404
InterMune, Inc. (a)	121,440	1,866,533
NPS Pharmaceuticals, Inc. (a)	28,350	901,813
Total		4,612,689
Health Care Equipment & Supplies 1.7%
Analogic Corp.	24,957	2,062,446
Cynosure Inc., Class A (a)	58,770	1,340,544
Hill-Rom Holdings, Inc.	88,390	3,167,014
ICU Medical, Inc. (a)	23,770	1,614,696
Meridian Bioscience, Inc.	63,870	1,510,526
NxStage Medical, Inc. (a)	145,220	1,911,095
Orthofix International NV (a)	71,680	1,495,245
STERIS Corp.	90,360	3,881,866
Volcano Corp. (a)	68,620	1,641,390
West Pharmaceutical Services, Inc.	246,800	10,155,820
Total		28,780,642
Health Care Providers & Services 2.4%
Accretive Health, Inc. (a)	152,510	1,390,891
Air Methods Corp.	106,170	4,522,842
Ensign Group, Inc. (The)	104,479	4,295,132
HealthSouth Corp. (a)	533,620	18,399,217
Owens & Minor, Inc.	321,352	11,115,566

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
WellCare Health Plans, Inc. (a)	24,820	$1,730,947
Total		41,454,595
Health Care Technology 0.4%
MedAssets, Inc. (a)	82,690	2,101,980
Quality Systems, Inc.	203,130	4,414,015
Total		6,515,995
Life Sciences Tools & Services 1.1%
Affymetrix, Inc. (a)	128,670	797,754
Covance, Inc. (a)	115,800	10,012,068
Nordion, Inc. (a)	838,980	7,240,397
Total		18,050,219
Pharmaceuticals 0.7%
Auxilium Pharmaceuticals, Inc. (a)	120,140	2,190,152
Questcor Pharmaceuticals, Inc.	178,100	10,329,800
Total		12,519,952
TOTAL HEALTH CARE		111,934,092
INDUSTRIALS 18.3%
Aerospace & Defense 1.5%
Cubic Corp.	180,783	9,704,431
Curtiss-Wright Corp.	94,500	4,437,720
DigitalGlobe, Inc. (a)	55,380	1,751,116
Esterline Technologies Corp. (a)	21,510	1,718,434
Huntington Ingalls Industries, Inc.	65,536	4,417,126
Kratos Defense & Security Solutions, Inc. (a)	172,620	1,429,294
Moog, Inc., Class A (a)	39,770	2,333,306
Total		25,791,427
Air Freight & Logistics 1.0%
Air Transport Services Group, Inc. (a)	443,082	3,318,684
Forward Air Corp.	350,550	14,144,693
Total		17,463,377
Airlines 2.1%
Air France-KLM, ADR (a)	387,650	3,870,685
AMR Corp. (a)	69,250	284,271
JetBlue Airways Corp. (a)	3,357,932	22,363,827
Skywest, Inc.	143,490	2,083,475
Southwest Airlines Co.	463,299	6,745,634
U.S. Airways Group, Inc. (a)	47,970	909,511
Total		36,257,403
Building Products 1.5%
Apogee Enterprises, Inc.	52,580	1,560,575

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Building Products (continued)
Gibraltar Industries, Inc. (a)	372,563	$5,312,748
Simpson Manufacturing Co., Inc.	236,400	7,699,548
Trex Co., Inc. (a)	194,200	9,618,726
Universal Forest Products, Inc.	49,000	2,062,900
Total		26,254,497
Commercial Services & Supplies 2.7%
ACCO Brands Corp. (a)	274,820	1,824,805
Brink’s Co. (The)	211,250	5,978,375
Cenveo, Inc. (a)	522,190	1,540,461
Ennis, Inc.	50,100	903,804
Herman Miller, Inc.	289,700	8,453,446
Mobile Mini, Inc. (a)	385,700	13,136,942
Standard Parking Corp. (a)	224,600	6,039,494
Unifirst Corp.	55,684	5,814,523
Viad Corp.	62,780	1,566,361
Total		45,258,211
Construction & Engineering 1.2%
Aegion Corp. (a)	362,200	8,595,006
Comfort Systems U.S.A., Inc.	401,418	6,747,836
EMCOR Group, Inc.	25,120	982,946
Layne Christensen Co. (a)	85,050	1,697,598
Tutor Perini Corp. (a)	74,800	1,594,736
Total		19,618,122
Electrical Equipment 1.1%
Brady Corp., Class A	149,400	4,556,700
EnerSys, Inc.	19,549	1,185,256
GrafTech International Ltd. (a)	139,770	1,181,056
Regal-Beloit Corp.	148,000	10,053,640
SolarCity Corp. (a)	35,630	1,232,798
Total		18,209,450
Machinery 3.6%
Accuride Corp. (a)	172,104	884,614
Actuant Corp., Class A	183,700	7,134,908
American Railcar Industries, Inc.	38,250	1,500,547
Barnes Group, Inc.	40,980	1,431,022
CIRCOR International, Inc.	29,500	1,834,310
Federal Signal Corp. (a)	204,310	2,629,470
Hyster-Yale Materials Handling, Inc.	10,430	935,258
Meritor, Inc. (a)	227,510	1,788,229
Oshkosh Corp. (a)	402,500	19,714,450
Tecumseh Products Co., Class B (a)	29,977	260,500
Tennant Co.	28,230	1,750,260
Terex Corp. (a)	493,600	16,584,960

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Toro Co. (The)	99,880	$5,428,478
Total		61,877,006
Professional Services 1.4%
Insperity, Inc.	185,360	6,969,536
Kelly Services, Inc., Class A	39,344	766,028
Korn/Ferry International (a)	558,013	11,941,478
Resources Connection, Inc.	115,180	1,562,993
RPX Corp. (a)	90,050	1,578,576
Wageworks, Inc. (a)	25,960	1,309,682
Total		24,128,293
Road & Rail 0.9%
Con-way, Inc.	99,410	4,283,577
Heartland Express, Inc.	208,300	2,955,777
Marten Transport Ltd.	166,490	2,855,303
Quality Distribution, Inc. (a)	112,640	1,040,794
Werner Enterprises, Inc.	195,210	4,554,249
Total		15,689,700
Trading Companies & Distributors 1.3%
AerCap Holdings NV (a)	613,800	11,944,548
Aircastle Ltd.	317,990	5,536,206
Beacon Roofing Supply, Inc. (a)	43,310	1,596,840
CAI International, Inc. (a)	66,980	1,558,624
Rush Enterprises, Inc., Class A (a)	69,770	1,849,603
Total		22,485,821
TOTAL INDUSTRIALS		313,033,307
INFORMATION TECHNOLOGY 14.5%
Communications Equipment 0.6%
Arris Group, Inc. (a)	143,420	2,446,745
Finisar Corp. (a)	32,640	738,643
Ituran Location and Control Ltd.	1,823	33,634
Plantronics, Inc.	118,170	5,441,729
ShoreTel, Inc. (a)	99,780	602,671
Tellabs, Inc.	684,870	1,554,655
Total		10,818,077
Computers & Peripherals 0.1%
Intevac, Inc. (a)	272,510	1,596,909
Electronic Equipment, Instruments & Components 4.7%
Celestica, Inc. (a)	420,861	4,642,097
Daktronics, Inc.	203,260	2,274,479
Electro Rent Corp.	186,840	3,389,277
FARO Technologies, Inc. (a)	141,600	5,971,272

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components (continued)
InvenSense, Inc. (a)	56,900	$1,002,578
Littelfuse, Inc.	125,800	9,840,076
Mercury Systems, Inc. (a)	470,100	4,696,299
OSI Systems, Inc. (a)	26,470	1,971,221
Park Electrochemical Corp.	205,300	5,881,845
Plexus Corp. (a)	394,100	14,660,520
Sanmina Corp. (a)	854,583	14,946,657
Tech Data Corp. (a)	30,337	1,514,120
Vishay Intertechnology, Inc. (a)	794,300	10,238,527
Total		81,028,968
Internet Software & Services 0.7%
Active Network, Inc. (The) (a)	163,750	2,343,262
Bankrate, Inc. (a)	106,300	2,186,591
Demand Media, Inc. (a)	232,730	1,470,854
j2 Global, Inc.	73,619	3,645,613
Stamps.com, Inc. (a)	29,550	1,357,231
Total		11,003,551
IT Services 3.0%
Ciber, Inc. (a)	354,830	1,170,939
Computer Services, Inc.	114,430	3,520,439
Convergys Corp.	303,780	5,695,875
CSG Systems International, Inc.	234,740	5,880,237
DST Systems, Inc.	139,860	10,546,843
Euronet Worldwide, Inc. (a)	61,040	2,429,392
Heartland Payment Systems, Inc.	151,290	6,009,239
MAXIMUS, Inc.	174,500	7,859,480
MoneyGram International, Inc. (a)	112,340	2,199,617
NeuStar, Inc., Class A (a)	134,730	6,666,440
Total		51,978,501
Semiconductors & Semiconductor Equipment 3.6%
Applied Micro Circuits Corp. (a)	126,990	1,638,171
Axcelis Technologies, Inc. (a)	625,000	1,318,750
Brooks Automation, Inc.	767,300	7,143,563
Cypress Semiconductor Corp.	284,144	2,653,905
Diodes, Inc. (a)	421,400	10,324,300
Fairchild Semiconductor International, Inc. (a)	782,400	10,867,536
Formfactor, Inc. (a)	197,617	1,355,653
Intersil Corp., Class A	289,237	3,248,132
Micron Technology, Inc. (a)	680,000	11,879,600
Monolithic Power Systems, Inc.	40,460	1,225,129
Photronics, Inc. (a)	982,799	7,695,316
SunEdison, Inc. (a)	140,150	1,116,995
Ultratech, Inc. (a)	50,050	1,516,515
Total		61,983,565

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 1.8%
ACI Worldwide, Inc. (a)	36,524	$1,974,487
Aspen Technology, Inc. (a)	53,950	1,863,972
Blackbaud, Inc.	42,920	1,675,597
Bottomline Technologies de, Inc. (a)	57,380	1,599,754
Callidus Software, Inc. (a)	90,140	826,584
EPIQ Systems, Inc.	97,812	1,293,075
Manhattan Associates, Inc. (a)	10,110	965,000
Mentor Graphics Corp.	397,600	9,291,912
Netscout Systems, Inc. (a)	74,400	1,902,408
NICE Systems Ltd., ADR	168,600	6,974,982
Tangoe, Inc. (a)	66,470	1,585,974
Total		29,953,745
TOTAL INFORMATION TECHNOLOGY		248,363,316
MATERIALS 6.7%
Chemicals 3.3%
Calgon Carbon Corp. (a)	95,030	1,804,620
H.B. Fuller Co.	37,240	1,682,876
Innophos Holdings, Inc.	162,589	8,581,448
Intrepid Potash, Inc.	123,390	1,934,755
Kraton Performance Polymers, Inc. (a)	147,790	2,895,206
Minerals Technologies, Inc.	36,320	1,793,118
PolyOne Corp.	591,500	18,164,965
Scotts Miracle-Gro Co., Class A	255,600	14,065,668
Sensient Technologies Corp.	104,470	5,003,068
Total		55,925,724
Containers & Packaging 0.1%
Boise, Inc.	94,969	1,196,609
Metals & Mining 1.6%
AuRico Gold, Inc.	2,890,601	11,013,190
Coeur Mining, Inc. (a)	398,988	4,807,805
Compass Minerals International, Inc.	87,971	6,709,548
Horsehead Holding Corp. (a)	122,580	1,527,347
McEwen Mining, Inc. (a)	480,100	1,152,240
Molycorp, Inc. (a)	143,000	938,080
RTI International Metals, Inc. (a)	56,250	1,802,250
Total		27,950,460
Paper & Forest Products 1.7%
Clearwater Paper Corp. (a)	36,510	1,744,083
KapStone Paper and Packaging Corp.	44,030	1,884,484
Louisiana-Pacific Corp. (a)	121,950	2,145,101
Resolute Forest Products, Inc. (a)	1,178,261	15,576,610

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Paper & Forest Products (continued)
Schweitzer-Mauduit International, Inc.	147,000	$8,897,910
Total		30,248,188
TOTAL MATERIALS		115,320,981
TELECOMMUNICATION SERVICES 0.7%
Diversified Telecommunication Services 0.3%
Atlantic Tele-Network, Inc.	75,303	3,925,545
Iridium Communications, Inc. (a)	224,170	1,542,290
Total		5,467,835
Wireless Telecommunication Services 0.4%
Telephone & Data Systems, Inc.	232,450	6,868,898
TOTAL TELECOMMUNICATION SERVICES		12,336,733
UTILITIES 1.7%
Electric Utilities 1.4%
Cleco Corp.	36,080	1,617,827
El Paso Electric Co.	121,700	4,064,780
IDACORP, Inc.	38,010	1,839,684
PNM Resources, Inc.	93,830	2,123,373
Portland General Electric Co.	204,420	5,770,777
UIL Holdings Corp.	42,240	1,570,483
Unitil Corp.	53,861	1,576,511
UNS Energy Corp.	101,000	4,708,620
Total		23,272,055
Gas Utilities 0.3%
Chesapeake Utilities Corp.	26,350	1,383,112
New Jersey Resources Corp.	34,660	1,526,773
Southwest Gas Corp.	27,390	1,369,500
WGL Holdings, Inc.	29,165	1,245,637
Total		5,525,022
TOTAL UTILITIES		28,797,077
Total Common Stocks (Cost: $1,202,565,837)		$1,556,451,431

Limited Partnerships 0.2%
ENERGY 0.2%
Energy Equipment & Services 0.1%
Exterran Partners LP	41,150	1,196,642
Oil, Gas & Consumable Fuels 0.1%
LRR Energy LP	58,512	932,096

Issuer	Shares	Value

Limited Partnerships (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Memorial Production Partners LP	59,430	$1,238,521
Total		2,170,617
TOTAL ENERGY		3,367,259
Total Limited Partnerships (Cost: $3,365,285)		$3,367,259

	Shares	Value

Money Market Funds 8.8%
Columbia Short-Term Cash Fund, 0.089% (b)(c)	150,324,314	$150,324,314
Total Money Market Funds (Cost: $150,324,314)		$150,324,314
Total Investments
(Cost: $1,356,255,436)		$1,710,143,004(d)
Other Assets & Liabilities, Net		185,245
Net Assets		$1,710,328,249

Notes to Portfolio of Investments

(a)                                     Non-income producing.

(b)                                     The rate shown is the seven-day current annualized yield at September 30, 2013.

(c)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows: [Insert S26]

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	150,616,568	421,461,348	(421,753,602)	150,324,314	102,258	150,324,314

(d)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR                         American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	232,246,103	—	—	232,246,103
Consumer Staples	31,077,026	—	—	31,077,026
Energy	108,104,717	—	—	108,104,717
Financials	355,238,079	—	—	355,238,079
Health Care	111,934,092	—	—	111,934,092
Industrials	313,033,307	—	—	313,033,307
Information Technology	248,363,316	—	—	248,363,316
Materials	115,320,981	—	—	115,320,981
Telecommunication Services	12,336,733	—	—	12,336,733
Utilities	28,797,077	—	—	28,797,077
Total Equity Securities	1,556,451,431	—	—	1,556,451,431
Other
Limited Partnerships	3,367,259	—	—	3,367,259
Total Other	3,367,259	—	—	3,367,259
Mutual Funds
Money Market Funds	150,324,314	—	—	150,324,314
Total Mutual Funds	150,324,314	—	—	150,324,314
Total	1,710,143,004	—	—	1,710,143,004

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency(a) 112.9%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates CMO IO Series K005 Class AX (b)(c)(d)
11/25/19	1.566%	$17,452,481	$1,248,690
Federal Home Loan Mortgage Corp. (b)(c)
CMO Series 2863 Class FM
10/15/31	0.682%	7,822,248	7,841,710
CMO Series 3114 Class PF
02/15/36	0.582%	6,487,814	6,475,520
CMO Series 3671 Class QF
12/15/36	0.682%	4,636,976	4,657,694
CMO Series 3891 Class BF
07/15/41	0.732%	12,972,282	13,013,975
CMO Series 4238 Class FT
08/15/43	0.532%	4,740,985	4,733,779
Federal Home Loan Mortgage Corp. (b)(c)(d)(e)
CMO IO Series 2980 Class SL
11/15/34	6.518%	756,060	127,325
CMO IO Series K014 Class X1
04/25/21	1.435%	20,127,273	1,522,507
Federal Home Loan Mortgage Corp. (b)(c)(d)
CMO IO Series 3122 Class DS
03/15/36	6.518%	11,156,938	1,759,841
Federal Home Loan Mortgage Corp. (c)
01/13/22	2.375%	1,400,000	1,362,614
07/01/28	2.500%	21,350	21,516
09/01/43	3.000%	9,000,900	8,768,529
09/01/32	3.500%	2,106,992	2,187,946
07/01/23-07/01/43	4.000%	5,037,624	5,277,548
05/01/24-02/01/49	4.500%	50,975,883	54,322,729
03/01/28-07/01/41	5.000%	14,844,303	16,047,046
05/01/23-02/01/41	5.500%	28,543,779	30,890,412
01/01/29-03/01/40	6.000%	3,201,329	3,490,542
Federal Home Loan Mortgage Corp. (c)(d)(e)
CMO IO Series 4037 Class PI
04/15/27	3.000%	2,199,354	265,211
Federal Home Loan Mortgage Corp. (c)(f)
10/01/43	4.000%	31,000,000	32,399,842
11/01/42	4.500%	5,000,000	5,305,469
10/01/43	5.000%	15,000,000	16,168,945
10/01/41	6.000%	4,000,000	4,363,125
Federal National Mortgage Association (b)(c)
CMO Series 2003-W8 Class 3F1
05/25/42	0.579%	4,888,432	4,834,493
CMO Series 2010-38 Class JF
04/25/40	1.079%	63,152	63,347
CMO Series 2010-54 Class TF
04/25/37	0.729%	10,712,249	10,853,489
CMO Series 2011-59 Class FA
07/25/41	0.779%	6,987,347	7,005,772
CMO Series 2012-9 Class NS
02/25/42	9.535%	1,509,323	1,513,384
CMO Series 2013-96 Class FW

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (a) (continued)
09/25/43	0.579%	$5,699,529	$5,705,898
CMO Series 2013-96 Class FY
07/25/42	0.529%	3,774,264	3,775,229
Federal National Mortgage Association (b)(c)(e)
CMO Series 2012-151 Class SB
01/25/43	5.726%	4,043,030	3,713,942
Federal National Mortgage Association (b)(c)(d)(e)
CMO IO Series 2004-94 Class HJ
10/25/34	6.521%	792,953	102,073
CMO IO Series 2006-8 Class HL
03/25/36	6.521%	3,703,763	596,202
Federal National Mortgage Association (b)(c)(d)(g)
CMO IO Series 2013-M12 Class SA
10/25/17	6.490%	1,700,000	234,041
Federal National Mortgage Association (c)
01/01/28-06/01/43	2.500%	40,964,484	41,078,076
12/01/42-09/01/43	3.000%	149,483,198	146,118,364
01/01/21-07/01/43	3.500%	30,468,455	31,128,221
07/01/18-08/01/43	4.000%	107,886,198	113,977,566
02/01/18-10/01/43	4.500%	72,250,581	77,439,198
09/01/18-12/01/41	5.000%	26,971,395	29,179,759
12/01/15-09/01/40	5.500%	18,623,534	20,297,201
03/01/23-10/01/40	6.000%	35,184,195	38,458,945
08/01/30-02/01/39	6.500%	13,306,050	14,773,883
CMO Series 2013-13 Class PH
04/25/42	2.500%	13,289,505	13,195,335
CMO Series 2013-34 Class PC
08/25/42	2.500%	1,920,429	1,880,521
Federal National Mortgage Association (c)(d)(e)
CMO IO Series 2013-45 Class IK
02/25/43	3.000%	1,083,534	197,142
Federal National Mortgage Association (c)(f)
10/01/28	2.000%	500,000	487,734
10/01/28	2.500%	5,500,000	5,530,937
11/01/27	3.000%	11,000,000	11,357,500
11/01/27-11/01/43	3.500%	110,000,000	111,851,724
10/01/28-11/01/42	4.000%	27,500,000	28,835,467
10/01/27-10/01/43	5.000%	30,290,000	32,787,696
11/01/43	6.000%	4,000,000	4,402,250
Government National Mortgage Association (b)(c)
CMO Series 2011-H08 Class FA
02/20/61	0.786%	18,942,325	18,868,488
CMO Series 2012-H20 Class PT
07/20/62	1.053%	6,359,774	6,410,022
CMO Series 2013-H18 Class BA
07/20/63	0.786%	4,169,100	4,150,881

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (a) (continued)
CMO Series 2013-H19 Class DF
05/20/63	0.836%	$10,006,747	$9,976,156
Government National Mortgage Association (b)(c)(d)(e)
CMO IO Series 2011-78 Class IX
08/16/46	1.215%	53,928,956	3,599,219
Government National Mortgage Association (b)(c)(f)
09/20/63	1.482%	4,000,000	4,126,250
CMO Series 2013-H23 Class TA
09/20/63	0.902%	4,414,000	4,406,413
Government National Mortgage Association (c)
03/20/43	2.500%	1,999,999	1,864,450
09/15/42-09/15/43	3.000%	106,000,036	104,684,833
07/15/42	3.500%	19,999,989	20,595,771
10/15/40-09/15/41	4.000%	8,629,322	9,151,108
07/20/33-03/20/42	4.500%	23,984,610	25,899,124
07/15/33-11/15/41	5.000%	74,825,732	81,671,474
02/15/38-03/15/40	5.500%	11,959,809	13,108,103
04/15/29-08/15/40	6.000%	3,835,029	4,238,966
Government National Mortgage Association (c)(e)(h)
CMO PO Series 2006-26 Class PO
06/20/36	0.000%	148,553	136,107
Government National Mortgage Association (c)(f)
10/01/43	2.500%	9,000,000	8,372,813
10/18/43	3.000%	18,000,000	17,789,062
10/01/43	3.500%	54,000,000	55,704,380
10/01/43-10/18/43	4.000%	46,400,000	49,050,000
10/01/43-10/18/43	4.500%	43,000,000	46,267,187
10/01/43	5.500%	7,000,000	7,663,907
10/01/40	6.000%	4,000,000	4,412,500
10/01/40	6.500%	4,000,000	4,485,000
Government National Mortgage Association (c)(h)
CMO PO Series 2010-42 Class OP
04/20/40	0.000%	7,484,676	6,492,849
NCUA Guaranteed Notes (b)(c)
CMO Series 2010-R3 Class 2A
12/08/20	0.742%	15,514,500	15,670,856
CMO Series 2011-R4 Class 1A
03/06/20	0.562%	4,764,224	4,776,134
Total Residential Mortgage-Backed Securities - Agency (Cost: $1,501,628,004)			$1,517,199,957

Residential Mortgage-Backed Securities - Non-Agency 1.9%
Chevy Chase Funding LLC CMO Series 2004-1A Class A1 (AMBAC) (b)(c)(i)
01/25/35	0.459%	77,554	68,869

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Credit Suisse First Boston Mortgage Securities Corp. CMO Series 2004-AR8 Class 7A1 (b)(c)
09/25/34	2.528%	$1,455,439	$1,467,599
Mortgage Equity Conversion Asset Trust CMO Series 2007-FF2 Class A (b)(c)(i)
02/25/42	0.600%	2,322,598	1,831,949
RiverView HECM Trust (b)(c)(i)
CMO Series 2007-1 Class A
05/25/47	0.600%	6,923,449	5,811,370
CMO Series 2008-1 Class A1
09/26/41	0.929%	12,726,845	10,133,751
WaMu Mortgage Pass-Through Certificates (b)(c)
CMO Series 2003-AR10 Class A7
10/25/33	2.501%	3,251,145	3,299,109
CMO Series 2003-AR9 Class 1A6
09/25/33	2.428%	2,318,956	2,346,920
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $28,514,267)			$24,959,567

Commercial Mortgage-Backed Securities - Agency 1.7%
Federal Home Loan Mortgage Corp. (b)(c)
Multifamily Structured Pass-Through Certificates
Series K031 Class A2
04/25/23	3.300%	3,100,000	3,090,850
Federal Home Loan Mortgage Corp. (c)
Multifamily Structured Pass-Through Certificates
Series K501 Class A2
11/25/16	1.655%	1,000,000	1,012,595
Federal National Mortgage Association (b)(c)
Series 2001-M2 Class Z2
06/25/31	6.300%	843,567	947,240
Federal National Mortgage Association (c)
03/01/23	2.355%	4,519,483	4,268,779
08/01/23	2.763%	7,274,078	7,011,666
08/01/23	3.600%	757,000	775,048
08/01/25	3.800%	2,118,000	2,165,225
08/01/23	3.510%	3,494,372	3,534,223
Total Commercial Mortgage-Backed Securities - Agency (Cost: $22,604,151)			$22,805,626

Commercial Mortgage-Backed Securities - Non-Agency 1.9%
DBUBS Mortgage Trust Series 2011-LC2A Class A1FL (b)(c)(i)
07/12/44	1.532%	4,825,084	4,897,740
FHLMC Multifamily Structured Pass Through Certificates CMO IO Series K712 Class X1 (b)(c)(d)(e)
11/25/19	1.510%	11,571,632	771,496
Government National Mortgage Association (b)(c)
Series 2010-155 Class IO

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
06/16/39	1.260%	$11,176,097	$663,279
Series 2012-55 Class IO
04/16/52	1.228%	4,395,587	268,781
Government National Mortgage Association (b)(c)(d)(e)
CMO IO Series 2011-121 Class IO
06/16/43	1.049%	23,488,838	1,096,036
Government National Mortgage Association (c)(d)(e)
CMO IO Series 2012-125 Class IK
08/16/52	0.561%	25,000,000	649,350
Greenwich Capital Commercial Funding Corp. Series 2006-FL4A Class A2 (b)(c)(i)
11/05/21	0.322%	109,047	107,888
JPMorgan Chase Commercial Mortgage Securities Corp. (b)(c)(d)(i)
CMO IO Series 2010-C1 Class XA
06/15/43	2.371%	72,082,292	3,059,245
CMO IO Series 2011-C3 Class XA
02/15/46	1.465%	62,402,669	3,063,959
JPMorgan Chase Commercial Mortgage Securities Corp. (c)(i)
Series 2011-C3 Class A3
02/15/46	4.388%	5,100,000	5,525,765
LB Commercial Mortgage Trust Series 2007-C3 Class A4B (c)
07/15/44	5.517%	300,000	335,114
UBS-Barclays Commercial Mortgage Trust CMO IO Series 2013-C6 Class XA (b)(c)(d)(i)
04/10/46	1.515%	10,455,615	927,622
WF-RBS Commercial Mortgage Trust CMO IO Series 2011-C4 Class XZ (b)(c)(d)(i)
06/15/44	0.988%	55,889,042	1,774,812
WaMu Commercial Mortgage Securities Trust Series 2007-SL3 Class A1A (b)(c)(e)(i)
03/23/45	5.976%	1,733,203	1,791,164
Wells Fargo Commercial Mortgage Trust CMO IO Series 2012-LC5 Class XA (b)(c)(d)(i)
10/15/45	2.303%	9,085,220	1,111,310
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $25,368,054)			$26,043,561

Asset-Backed Securities - Non-Agency 1.2%
SLM Student Loan Trust Series 2008-9 Class A (b)
04/25/23	1.766%	16,416,597	16,873,471
Total Asset-Backed Securities - Non-Agency (Cost: $17,072,097)			$16,873,471

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations 5.0%
U.S. Treasury
02/28/14	0.250%	$800,000	$800,656
06/15/14	0.750%	400,000	401,844
07/31/18	1.375%	4,000,000	4,007,188
08/31/18	1.500%	5,452,000	5,488,207
04/30/20	1.125%	23,400,000	22,244,625
07/31/20	2.000%	17,800,000	17,844,500
08/31/20	2.125%	8,300,000	8,373,272
05/15/23	1.750%	2,400,000	2,223,938
08/15/23	2.500%	5,800,000	5,741,095
Total U.S. Treasury Obligations (Cost: $67,786,320)			$67,125,325

U.S. Government & Agency Obligations 5.9%
Federal Home Loan Bank Discount Notes
10/02/13	0.030%	7,600,000	7,599,988
10/04/13	0.030%	7,000,000	6,999,977
12/19/13	0.020%	3,700,000	3,699,837
12/26/13	0.020%	31,900,000	31,898,469
12/27/13	0.020%	4,600,000	4,599,779
01/03/14	0.020%	12,900,000	12,899,329
Federal Home Loan Mortgage Corp. Discount Notes
11/25/13	0.020%	5,700,000	5,699,827
Federal National Mortgage Association Discount Notes
10/16/13	0.030%	2,100,000	2,099,974
11/27/13	0.020%	3,200,000	3,199,903
Total U.S. Government & Agency Obligations (Cost: $78,694,442)			$78,697,083

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills 2.8%
U.S. Treasury Bills (l)
02/06/14	0.010%	810,000	809,957
U.S. Treasury Bills
02/13/14	0.020%	35,400,000	35,398,018
05/01/14	0.040%	1,160,000	1,159,710
Total Treasury Bills (Cost: $37,362,179)			$37,367,685
Total Investments (Cost: $1,779,029,514) (j)			$1,791,072,275(k)
Other Assets & Liabilities, Net			(447,173,120)
Net Assets			$1,343,899,155

Notes to Portfolio of Investments

(a)

At September 30, 2013, cash totaling $3,856,000 was received from broker as collateral to cover open forward sale commitments. Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at September 30, 2013:

Security	Principal	Settlement	Proceeds
Description	Amount ($)	Date	Receivable ($)	Value ($)
Federal National Mortgage Association
10/01/41 6.500%	500,000	10/10/13	553,906	553,984
10/01/43 3.000%	11,000,000	10/10/13	10,361,094	10,745,625
10/01/43 4.000%	73,000,000	10/10/13	75,044,063	76,570,153
10/01/43 4.500%	50,000,000	10/10/13	52,633,047	53,398,440
10/01/43 5.500%	5,000,000	10/10/13	5,420,312	5,450,000
10/01/43 6.000%	4,000,000	10/10/13	4,377,500	4,375,000
Government National Mortgage Association
10/18/42 5.000%	3,000,000	10/21/13	3,253,125	3,265,781
10/01/43 3.000%	92,000,000	10/21/13	88,063,125	90,691,871
10/01/43 5.000%	30,000,000	10/21/13	32,578,125	32,592,186

(b)	Variable rate security.
(c)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(e)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2013 was $14,567,774, representing 1.08% of net assets.  Information concerning such security holdings at September 30, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Federal Home Loan Mortgage Corp.
CMO IO Series K014 Class X1
1.435% 04/25/21	02-20-13	1,524,994
Federal Home Loan Mortgage Corp.
CMO IO Series 4037 Class PI
3.000% 04/15/27	06-12-13	245,007
Federal Home Loan Mortgage Corp.
CMO IO Series 2980 Class SL
6.518% 11/15/34	06-17-10	52,941
FHLMC Multifamily Structured Pass Through Certificates
CMO IO Series K712 Class X1
1.510% 11/25/19	04-10-13	866,124
Federal National Mortgage Association
CMO Series 2012-151 Class SB
5.726% 01/25/43	04-30-13 - 05-02-13	4,022,815
Federal National Mortgage Association
CMO IO Series 2013-45 Class IK
3.000% 02/25/43	06-12-13	166,763
Federal National Mortgage Association
CMO IO Series 2004-94 Class HJ
6.521% 10/25/34	06-07-13	103,387
Federal National Mortgage Association
CMO IO Series 2006-8 Class HL
6.521% 03/25/36	10-03-11 - 11-19-12	656,375
Government National Mortgage Association
CMO PO Series 2006-26 Class PO
0.000% 06/20/36	05-22-13	135,737
Government National Mortgage Association
CMO IO Series 2011-121 Class IO
1.049% 06/16/43	06-14-13	1,182,826
Government National Mortgage Association
CMO IO Series 2011-78 Class IX
1.215% 08/16/46	05-23-11	3,990,177
Government National Mortgage Association
CMO IO Series 2012-125 Class IK
0.561% 08/16/52	05-13-13	632,953
WaMu Commercial Mortgage Securities Trust
Series 2007-SL3 Class A1A
5.976% 03/23/45	06-18-13	1,794,761

(f)	Represents a security purchased on a when-issued or delayed delivery basis.

(g)

Represents fair value determined in good faith under procedures approved by the Board of Trustees. At September 30, 2013, the value of these securities amounted to $234,041, which represents 0.02% of net assets.

(h)	Principal Only (PO) security issued with a zero coupon. Income is recognized through the accretion of discount.
(i)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the value of these securities amounted to $40,105,444 or 2.98% of net assets.

(j)

At September 30, 2013, the cost of securities for federal income tax purposes was approximately $1,779,030,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$20,682,000
Unrealized Depreciation	(8,640,000)
Net Unrealized Appreciation	$12,042,000

(k)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.
(l)	At September 30, 2013, securities totaling $300,988 were pledged as collateral to cover open forward sale commitments.

Abbreviation Legend

AMBAC	Ambac Assurance Corporation
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Residential Mortgage-Backed Securities - Agency	—	1,508,433,253	8,766,704	1,517,199,957
Residential Mortgage-Backed Securities - Non-Agency	—	7,182,497	17,777,070	24,959,567
Commercial Mortgage-Backed Securities - Agency	—	22,805,626	—	22,805,626
Commercial Mortgage-Backed Securities - Non-Agency	—	26,043,561	—	26,043,561
Asset-Backed Securities - Non-Agency	—	16,873,471	—	16,873,471
U.S. Treasury Obligations	67,125,325	—	—	67,125,325
Total Bonds	67,125,325	1,581,338,408	26,543,774	1,675,007,507
Short-Term Securities
U.S. Government & Agency Obligations	—	78,697,083	—	78,697,083
Treasury Bills	37,367,685	—	—	37,367,685
Total Short-Term Securities	37,367,685	78,697,083	—	116,064,768
Investments in Securities	104,493,010	1,660,035,491	26,543,774	1,791,072,275
Forward Sale Commitments Liability	—	(277,643,040)	—	(277,643,040)
Total	104,493,010	1,382,392,451	26,543,774	1,513,429,235

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Residential Mortgage- Backed Securities - Agency ($)	Residential Mortgage- Backed Securities - Non-Agency ($)	Total ($)
Balance as of December 31, 2012	20,031,552	18,666,329	38,697,881
Accrued discounts/premiums	(377)	—	(377)
Realized gain (loss)	—	18,799	18,799
Change in unrealized appreciation (depreciation)(a)	(6,498)	(133,531)	(140,029)
Sales	—	(774,527)	(774,527)
Purchases	8,773,579	—	8,773,579
Transfers into Level 3	—	—	—
Transfers out of Level 3	(20,031,552)	—	(20,031,552)
Balance as of September 30, 2013	8,766,704	17,777,070	26,543,774

(a) Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2013 was $(140,029), which is comprised of Residential Mortgage-Backed Securities - Agency of $(6,498) and Residential Mortgage-Backed Securities - Non-Agency of $(133,531).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain residential mortgage backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio – Pyramis® International Equity Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 92.7%
AUSTRALIA 7.1%
Ansell Ltd.	115,383	$2,247,540
Australia and New Zealand Banking Group Ltd.	583,905	16,788,653
Commonwealth Bank of Australia	60,710	4,034,797
CSL Ltd.	185,523	11,073,508
Iluka Resources Ltd.	176,173	1,889,319
Macquarie Group Ltd.	98,947	4,432,952
Mirvac Group	1,021,107	1,660,003
QBE Insurance Group Ltd.	237,549	3,253,191
Rio Tinto Ltd.	176,038	10,189,757
Seek Ltd.	164,653	1,825,983
Suncorp Group Ltd.	304,733	3,726,753
Tatts Group Ltd.	491,493	1,421,621
Westfield Group	558,217	5,736,435
Westpac Banking Corp.	196,822	6,016,228
Woodside Petroleum Ltd.	224,137	8,020,431
Woolworths Ltd.	287,889	9,407,691
Total		91,724,862
AUSTRIA 0.3%
Erste Group Bank AG	117,300	3,706,983
BELGIUM 2.4%
Ageas	75,000	3,037,826
Anheuser-Busch InBev NV	162,562	16,181,866
KBC Groep NV	186,292	9,152,296
UCB SA	53,200	3,238,004
Total		31,609,992
DENMARK 1.6%
AP Moller - Maersk A/S, Class B	193	1,769,630
Novo Nordisk A/S, Class B	85,492	14,514,613
TDC A/S	503,650	4,261,717
Total		20,545,960
FINLAND 0.5%
Nokia OYJ (a)	352,000	2,313,396
Sampo, Class A	96,600	4,150,567
Total		6,463,963
FRANCE 11.1%
Arkema SA	42,600	4,745,948
AtoS	22,482	1,755,845
AXA SA	131,500	3,046,535
BNP Paribas SA	130,738	8,843,448
Carrefour SA	164,306	5,640,392

Issuer	Shares	Value

Common Stocks (continued)
FRANCE (CONTINUED)
European Aeronautic Defence and Space Co. NV	57,100	$3,637,983
GDF Suez	257,800	6,476,563
Groupe FNAC (a)	3,288	87,749
Kering	31,400	7,036,730
L’Oreal SA	17,100	2,936,829
Lafarge SA	41,100	2,862,955
Legrand SA	86,000	4,771,896
LVMH Moet Hennessy Louis Vuitton SA	29,122	5,736,307
Publicis Groupe SA	32,000	2,546,389
Renault SA	46,400	3,699,169
Safran SA	86,100	5,303,936
Sanofi	182,494	18,509,125
Schneider Electric SA	93,046	7,868,592
Societe Generale SA	96,199	4,793,162
Sodexo	15,000	1,399,591
Technip SA	36,800	4,320,831
Total SA	305,327	17,718,285
Unibail-Rodamco SE	17,600	4,366,785
VINCI SA	64,900	3,772,766
Vivendi SA	517,570	11,906,813
Total		143,784,624
GERMANY 6.8%
Adidas AG	32,700	3,547,020
Allianz SE, Registered Shares	49,175	7,730,370
Bayer AG, Registered Shares	135,414	15,967,267
Brenntag AG	14,300	2,380,496
Daimler AG, Registered Shares	115,558	9,007,890
Fresenius SE & Co. KGaA	27,400	3,403,593
GEA Group AG	100,339	4,120,499
HeidelbergCement AG	49,456	3,814,344
Henkel AG & Co. KGaA	33,721	2,986,707
Infineon Technologies AG	165,700	1,657,717
Lanxess AG	56,210	3,648,578
Linde AG	26,325	5,213,858
RTL Group SA	21,400	2,171,614
SAP AG	118,420	8,758,383
Siemens AG, Registered Shares	106,849	12,873,687
Total		87,282,023
HONG KONG 3.6%
AAC Technologies Holdings, Inc.	314,500	1,433,876
AIA Group Ltd.	1,740,800	8,191,457
Cathay Pacific Airways Ltd.	809,000	1,586,927
Cheung Kong Infrastructure Holdings Ltd.	177,000	1,227,652

Issuer	Shares	Value

Common Stocks (continued)
HONG KONG (CONTINUED)
Galaxy Entertainment Group Ltd. (a)	836,000	$5,874,599
Hongkong Land Holdings Ltd.	358,000	2,358,972
Hysan Development Co., Ltd.	402,000	1,794,719
Lifestyle International Holdings Ltd.	930,000	1,979,050
Orient Overseas International Ltd.	284,000	1,669,867
Sands China Ltd.	1,142,400	7,072,044
Sun Hung Kai Properties Ltd.	512,000	6,968,770
Swire Pacific Ltd., Class A	144,000	1,727,355
Wheelock & Co., Ltd.	262,000	1,389,885
Wing Hang Bank Ltd.	184,531	2,798,377
Total		46,073,550
IRELAND 0.6%
Bank of Ireland (a)	9,038,800	2,567,910
CRH PLC	71,700	1,712,524
James Hardie Industries PLC	297,679	2,964,875
Total		7,245,309
ISRAEL 0.1%
Bezeq Israeli Telecommunication Corp., Ltd. (The)	978,313	1,798,915
ITALY 0.2%
Finmeccanica SpA (a)	502,800	3,007,903
JAPAN 20.5%
Aeon Mall Co., Ltd.	79,860	2,377,201
Ajinomoto Co., Inc.	164,000	2,157,775
Asahi Kasei Corp.	428,000	3,232,470
Astellas Pharma, Inc.	101,200	5,169,297
Bridgestone Corp.	138,700	5,083,144
Chiyoda Corp.	160,000	1,930,719
Credit Saison Co., Ltd.	75,100	2,045,089
Daiichi Sankyo Co., Ltd.	67,600	1,227,716
Daikin Industries Ltd.	53,500	2,855,497
Dentsu, Inc.	40,600	1,548,781
Don Quijote Co., Ltd.	29,800	1,867,860
East Japan Railway Co.	76,000	6,550,040
Fuji Heavy Industries Ltd.	158,000	4,402,771
Fuji Media Holdings, Inc.	106,700	2,349,988
Hitachi Ltd.	684,000	4,532,352
Honda Motor Co., Ltd.	204,200	7,805,097
Inpex Corp.	221,600	2,619,002
ITOCHU Corp.	209,000	2,574,711
Japan Airlines Co., Ltd.	15,300	927,088
Japan Tobacco, Inc.	244,900	8,828,590
JSR Corp.	67,600	1,257,749

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
JTEKT Corp.	160,800	$2,211,536
JX Holdings, Inc.	350,000	1,818,947
Kansai Electric Power Co., Inc. (The) (a)	550,900	7,086,826
Kawasaki Heavy Industries Ltd.	503,000	2,190,485
KDDI Corp.	112,500	5,781,371
Keyence Corp.	6,700	2,549,308
Komatsu Ltd.	97,600	2,436,972
Konica Minolta, Inc.	200,000	1,684,758
Kubota Corp.	105,000	1,526,077
Kyocera Corp.	22,400	1,194,534
Makita Corp.	41,600	2,423,751
Mitsubishi Electric Corp.	549,000	5,792,997
Mitsubishi Gas Chemical Co., Inc.	199,000	1,676,979
Mitsubishi Heavy Industries Ltd.	568,000	3,275,525
Mitsubishi UFJ Financial Group, Inc.	1,351,600	8,669,646
Mitsubishi UFJ Lease & Finance Co., Ltd.	427,500	2,272,653
Mitsui Fudosan Co., Ltd.	159,000	5,369,331
MS&AD Insurance Group Holdings, Inc.	121,100	3,174,108
Murata Manufacturing Co., Ltd.	45,800	3,508,471
Nippon Steel & Sumitomo Metal Corp.	1,240,000	4,223,487
Nissan Motor Co., Ltd.	373,400	3,768,625
Nitori Co., Ltd.	26,850	2,458,800
Nitto Denko Corp.	52,900	3,449,809
Nomura Holdings, Inc.	290,000	2,268,298
Olympus Corp. (a)	49,900	1,524,257
Omron Corp.	65,200	2,361,793
ORIX Corp.	563,500	9,212,057
Rakuten, Inc.	348,100	5,283,996
Ricoh Co., Ltd.	172,000	1,993,039
Rohto Pharmaceutical Co., Ltd.	133,000	1,878,245
Santen Pharmaceutical Co., Ltd.	24,600	1,194,623
Sega Sammy Holdings, Inc.	147,000	4,241,627
Seven & I Holdings Co., Ltd.	175,200	6,422,830
Shin-Etsu Chemical Co., Ltd.	64,500	3,957,468
Shinko Electric Industries Co., Ltd.	165,300	1,745,494
Shinsei Bank Ltd.	1,960,000	4,783,682
Shionogi & Co., Ltd.	69,900	1,471,485
SoftBank Corp.	143,600	9,972,662
Sumitomo Electric Industries Ltd.	321,400	4,674,604
Sumitomo Heavy Industries Ltd.	369,000	1,682,795
Sumitomo Mitsui Financial Group, Inc.	247,400	11,980,457
Sumitomo Mitsui Trust Holdings, Inc.	917,000	4,557,551
Sumitomo Rubber Industries Ltd.	79,100	1,224,336
TDK Corp.	68,100	2,682,775
THK Co., Ltd.	47,600	1,060,260

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Tohoku Electric Power Co., Inc. (a)	44,500	$548,175
Tokio Marine Holdings, Inc.	109,300	3,583,405
Tokyo Tatemono Co., Ltd.	184,000	1,691,745
Toyota Motor Corp.	295,900	18,978,301
West Japan Railway Co.	34,900	1,496,326
Yahoo! Japan Corp.	428,300	2,436,930
Total		264,797,149
MEXICO 0.1%
Fresnillo PLC	89,400	1,408,221
NETHERLANDS 4.3%
Aegon NV	854,038	6,319,960
ING Groep NV-CVA (a)	325,600	3,678,516
Koninklijke Ahold NV	176,652	3,060,187
Koninklijke DSM NV	55,500	4,188,141
Koninklijke KPN NV (a)	1,006,313	3,206,076
Koninklijke Philips NV	285,215	9,194,883
Reed Elsevier NV	124,033	2,494,319
Royal Dutch Shell PLC, Class A	366,659	12,109,126
Royal Dutch Shell PLC, Class B	65,900	2,277,204
Unilever NV-CVA	239,200	9,305,170
Total		55,833,582
NORWAY 1.1%
DNB ASA	410,600	6,234,196
Subsea 7 SA	97,200	2,020,538
Telenor ASA	236,500	5,403,917
Total		13,658,651
SINGAPORE 1.5%
Global Logistic Properties Ltd.	968,000	2,228,344
Noble Group Ltd.	2,119,000	1,573,071
SembCorp Industries Ltd.	361,000	1,524,219
Singapore Telecommunications Ltd.	1,761,000	5,244,420
United Overseas Bank Ltd.	452,493	7,463,822
UOL Group Ltd.	371,000	1,821,401
Total		19,855,277
SPAIN 1.5%
Amadeus IT Holding SA, Class A	162,600	5,763,305
Grifols SA, ADR	126,197	3,821,245
Iberdrola SA	373,000	2,167,314
International Consolidated Airlines Group SA (a)	178,040	973,081
Repsol SA	116,808	2,895,785

Issuer	Shares	Value

Common Stocks (continued)
SPAIN (CONTINUED)
Telefonica SA (a)	234,142	$3,645,897
Total		19,266,627
SWEDEN 2.8%
Assa Abloy AB, Class B	105,300	4,833,507
Hennes & Mauritz AB, Class B	226,697	9,845,042
Nordea Bank AB	721,200	8,696,998
Svenska Cellulosa AB, Class B	190,900	4,812,081
Svenska Handelsbanken AB, Class A	90,100	3,853,998
Swedbank AB, Class A	158,800	3,699,000
Total		35,740,626
SWITZERLAND 7.9%
Cie Financiere Richemont SA, Class A, Registered Shares	66,597	6,671,851
Credit Suisse Group AG, Registered Shares	334,884	10,227,784
Nestlé SA, Registered Shares	277,642	19,418,208
Roche Holding AG, Genusschein Shares	75,291	20,305,717
Schindler Holding AG	18,588	2,791,232
SGS SA, Registered Shares	1,250	2,984,187
Swiss Re AG	54,270	4,488,744
Syngenta AG, Registered Shares	18,634	7,611,433
Transocean Ltd.	77,665	3,449,774
UBS AG, Registered Shares	936,632	19,160,383
Zurich Insurance Group AG	20,245	5,213,756
Total		102,323,069
UNITED KINGDOM 18.7%
Amarin Corp. PLC, ADR (a)	212,800	1,344,896
AMEC PLC	91,247	1,586,511
Associated British Foods PLC	57,700	1,752,383
Babcock International Group PLC	70,300	1,361,152
Barclays PLC	2,037,871	8,759,141
BG Group PLC	654,358	12,505,518
BP PLC	766,708	5,375,743
British American Tobacco PLC	261,756	13,884,400
British Land Co. PLC	225,961	2,112,544
BT Group PLC	1,494,900	8,286,406
Bunzl PLC	73,200	1,585,577
Capita Group PLC (The)	81,000	1,306,065
Centrica PLC	918,544	5,497,557
Croda International PLC	69,900	3,004,429
Experian PLC	185,500	3,534,603
GlaxoSmithKline PLC	432,614	10,908,095
Hikma Pharmaceuticals PLC	126,953	2,137,453
HSBC Holdings PLC	1,348,467	14,613,233

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
IMI PLC	58,400	$1,375,613
Imperial Tobacco Group PLC	209,942	7,772,948
Intercontinental Hotels Group PLC	66,100	1,928,309
Intertek Group PLC	33,100	1,771,005
ITV PLC	1,666,200	4,728,565
John Wood Group PLC	135,300	1,756,679
Johnson Matthey PLC	81,746	3,716,070
Kingfisher PLC	651,000	4,067,018
Legal & General Group PLC	1,005,610	3,194,103
Lloyds Banking Group PLC (a)	5,971,400	7,113,056
Meggitt PLC	245,800	2,184,613
Prudential PLC	420,299	7,831,663
Reckitt Benckiser Group PLC	103,900	7,602,812
Reed Elsevier PLC	201,600	2,718,666
Rio Tinto PLC	269,100	13,169,586
Rolls-Royce Holdings PLC	278,400	5,011,807
SABMiller PLC	121,100	6,162,797
Scottish & Southern Energy PLC	83,900	2,002,072
Serco Group PLC	244,615	2,164,181
Shire PLC	54,900	2,202,388
Standard Chartered PLC	463,724	11,118,211
Taylor Wimpey PLC	1,587,100	2,579,635
Tesco PLC	799,700	4,647,740
Unilever PLC	95,000	3,752,612
Vodafone Group PLC	5,434,565	19,003,729
Whitbread PLC	43,929	2,107,899
William Hill PLC	147,867	964,710
Wolseley PLC	63,304	3,276,379

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
WPP PLC	288,459	$5,930,729
Total		241,411,301
Total Common Stocks (Cost: $994,334,863)		$1,197,538,587

Preferred Stocks 1.0%
GERMANY 1.0%
Volkswagen AG	54,267	12,792,588
Total Preferred Stocks (Cost: $9,837,857)		$12,792,588

Rights 0.1%
UNITED KINGDOM 0.1%
Barclays PLC (a)	509,467	666,007
Total Rights (Cost: $—)		$666,007

	Shares	Value

Money Market Funds 5.8%
Columbia Short-Term Cash Fund, 0.089% (b)(c)	74,954,076	$74,954,076
Total Money Market Funds (Cost: $74,954,076)		$74,954,076
Total Investments (Cost: $1,079,126,796) (d)		$1,285,951,258(e)
Other Assets & Liabilities, Net		5,266,246
Net Assets		$1,291,217,504

Investments in Derivatives
Futures Contracts Outstanding at September 30, 2013

At September 30, 2013, cash totaling $2,742,750 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Mini MSCI EAFE Index	583	USD	52,913,080	December 2013	912,779	—

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	25,577,211	222,914,969	(173,538,104)	74,954,076	32,656	74,954,076

(d)

At September 30, 2013, the cost of securities for federal income tax purposes was approximately $1,079,127,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$214,579,000
Unrealized Depreciation	(7,755,000)
Net Unrealized Appreciation	$206,824,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Currency Legend
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated June 30, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	154,629,841	—	154,629,841
Consumer Staples	—	136,734,019	—	136,734,019
Energy	—	78,474,374	—	78,474,374
Financials	—	322,088,506	—	322,088,506
Health Care	5,166,141	116,972,927	—	122,139,068
Industrials	—	145,644,722	—	145,644,722
Information Technology	—	46,371,977	—	46,371,977
Materials	—	87,938,000	—	87,938,000
Telecommunication Services	—	78,511,922	—	78,511,922
Utilities	—	25,006,158	—	25,006,158
Preferred Stocks
Consumer Discretionary	—	12,792,588	—	12,792,588
Rights
Financials	—	666,007	—	666,007
Total Equity Securities	5,166,141	1,205,831,041	—	1,210,997,182
Mutual Funds
Money Market Funds	74,954,076	—	—	74,954,076
Total Mutual Funds	74,954,076	—	—	74,954,076
Investments in Securities	80,120,217	1,205,831,041	—	1,285,951,258
Derivatives
Assets
Futures Contracts	912,779	—	—	912,779
Total	81,032,996	1,205,831,041	—	1,286,864,037

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Variable Portfolio – Sit Dividend Growth Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.6%
CONSUMER DISCRETIONARY 8.8%
Auto Components 0.6%
Autoliv, Inc.	97,100	$8,485,569
Hotels, Restaurants & Leisure 1.1%
McDonald’s Corp.	148,700	14,306,427
Household Durables 0.6%
Tupperware Brands Corp.	94,700	8,179,239
Media 1.4%
Viacom, Inc., Class B	217,100	18,145,218
Multiline Retail 1.5%
Macy’s, Inc.	192,500	8,329,475
Target Corp.	182,700	11,689,146
Total		20,018,621
Specialty Retail 2.1%
Home Depot, Inc. (The)	188,200	14,274,970
TJX Companies, Inc.	228,800	12,902,032
Total		27,177,002
Textiles, Apparel & Luxury Goods 1.5%
Coach, Inc.	110,400	6,020,112
Nike, Inc., Class B	178,600	12,973,504
Total		18,993,616
TOTAL CONSUMER DISCRETIONARY		115,305,692
CONSUMER STAPLES 10.3%
Beverages 3.1%
Diageo PLC, ADR	111,550	14,175,774
PepsiCo, Inc.	336,200	26,727,900
Total		40,903,674
Food & Staples Retailing 2.5%
CVS Caremark Corp.	309,964	17,590,457
Wal-Mart Stores, Inc.	207,650	15,357,794
Total		32,948,251
Food Products 1.0%
General Mills, Inc.	257,800	12,353,776
Household Products 2.5%
Colgate-Palmolive Co.	116,200	6,890,660
Procter & Gamble Co. (The)	344,450	26,036,976
Total		32,927,636

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco 1.2%
Philip Morris International, Inc.	176,048	$15,243,996
TOTAL CONSUMER STAPLES		134,377,333
ENERGY 11.4%
Energy Equipment & Services 2.0%
National Oilwell Varco, Inc.	118,400	9,248,224
Oceaneering International, Inc.	95,800	7,782,792
Seadrill Ltd.	200,500	9,038,540
Total		26,069,556
Oil, Gas & Consumable Fuels 9.4%
Chevron Corp.	354,100	43,023,150
Kinder Morgan, Inc.	532,000	18,923,240
Marathon Oil Corp.	473,500	16,515,680
Marathon Petroleum Corp.	153,400	9,866,688
Occidental Petroleum Corp.	255,500	23,899,470
Royal Dutch Shell PLC, ADR	165,900	11,422,215
Total		123,650,443
TOTAL ENERGY		149,719,999
FINANCIALS 16.0%
Capital Markets 4.4%
Ares Capital Corp.	396,400	6,853,756
Franklin Resources, Inc.	302,000	15,266,100
Goldman Sachs Group, Inc. (The)	70,900	11,217,089
State Street Corp.	151,400	9,954,550
Waddell & Reed Financial, Inc., Class A	272,400	14,023,152
Total		57,314,647
Commercial Banks 3.1%
First Republic Bank	208,600	9,727,018
U.S. Bancorp	405,200	14,822,216
Wells Fargo & Co.	393,470	16,258,180
Total		40,807,414
Consumer Finance 1.0%
Discover Financial Services	246,900	12,478,326
Diversified Financial Services 2.9%
JPMorgan Chase & Co.	518,900	26,821,941
Moody’s Corp.	163,400	11,491,922
Total		38,313,863
Insurance 3.9%
ACE Ltd.	130,850	12,242,326

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Marsh & McLennan Companies, Inc.	333,000	$14,502,150
MetLife, Inc.	269,200	12,638,940
Travelers Companies, Inc. (The)	57,900	4,908,183
Validus Holdings Ltd.	175,200	6,478,896
Total		50,770,495
Real Estate Investment Trusts (REITs) 0.7%
Corrections Corp. of America	278,000	9,604,900
TOTAL FINANCIALS		209,289,645
HEALTH CARE 15.0%
Health Care Equipment & Supplies 5.2%
Abbott Laboratories	287,600	9,545,444
Baxter International, Inc.	250,000	16,422,500
Covidien PLC	370,900	22,602,646
Stryker Corp.	283,300	19,148,247
Total		67,718,837
Health Care Providers & Services 2.9%
Cardinal Health, Inc.	221,900	11,572,085
McKesson Corp.	84,400	10,828,520
UnitedHealth Group, Inc.	229,400	16,427,334
Total		38,827,939
Pharmaceuticals 6.9%
Bristol-Myers Squibb Co.	297,800	13,782,184
Johnson & Johnson	371,800	32,231,342
Merck & Co., Inc.	415,100	19,762,911
Pfizer, Inc.	845,317	24,269,051
Total		90,045,488
TOTAL HEALTH CARE		196,592,264
INDUSTRIALS 14.0%
Aerospace & Defense 3.2%
Honeywell International, Inc.	266,350	22,117,704
United Technologies Corp.	181,600	19,580,112
Total		41,697,816
Air Freight & Logistics 0.7%
United Parcel Service, Inc., Class B	108,300	9,895,371
Commercial Services & Supplies 1.1%
Tyco International Ltd.	416,200	14,558,676

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment 2.3%
Eaton Corp. PLC	266,800	$18,366,512
Emerson Electric Co.	184,990	11,968,853
Total		30,335,365
Industrial Conglomerates 1.9%
3M Co.	84,500	10,090,145
General Electric Co.	602,900	14,403,281
Total		24,493,426
Machinery 3.0%
Caterpillar, Inc.	113,300	9,445,821
Cummins, Inc.	15,900	2,112,633
Snap-On, Inc.	164,060	16,323,970
Stanley Black & Decker, Inc.	121,650	11,017,841
Total		38,900,265
Professional Services 0.7%
Nielsen Holdings NV	262,800	9,579,060
Road & Rail 1.1%
Union Pacific Corp.	89,300	13,871,862
TOTAL INDUSTRIALS		183,331,841
INFORMATION TECHNOLOGY 13.9%
Communications Equipment 1.4%
QUALCOMM, Inc.	278,900	18,786,704
Computers & Peripherals 1.8%
Apple, Inc.	28,800	13,730,400
EMC Corp.	368,200	9,411,192
Total		23,141,592
Electronic Equipment, Instruments & Components 0.5%
TE Connectivity Ltd.	121,200	6,275,736
IT Services 4.6%
Accenture PLC, Class A	262,900	19,359,956
Automatic Data Processing, Inc.	137,100	9,923,298
International Business Machines Corp.	166,300	30,795,434
Total		60,078,688
Semiconductors & Semiconductor Equipment 3.1%
Applied Materials, Inc.	562,200	9,860,988
Avago Technologies Ltd.	334,900	14,440,888

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Intel Corp.	697,770	$15,992,888
Total		40,294,764
Software 2.5%
Microsoft Corp.	748,800	24,942,528
Oracle Corp.	256,000	8,491,520
Total		33,434,048
TOTAL INFORMATION TECHNOLOGY		182,011,532
MATERIALS 2.0%
Chemicals 0.7%
Syngenta AG, ADR	108,700	8,837,310
Paper & Forest Products 1.3%
International Paper Co.	374,500	16,777,600
TOTAL MATERIALS		25,614,910
TELECOMMUNICATION SERVICES 3.2%
Diversified Telecommunication Services 2.0%
Verizon Communications, Inc.	564,100	26,320,906
Wireless Telecommunication Services 1.2%
Rogers Communications, Inc., Class B	370,600	15,939,506

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
TOTAL TELECOMMUNICATION SERVICES		42,260,412
UTILITIES 2.0%
Electric Utilities 1.1%
NextEra Energy, Inc.	186,000	$14,909,760
Multi-Utilities 0.9%
Wisconsin Energy Corp.	274,600	11,088,348
TOTAL UTILITIES		25,998,108
Total Common Stocks (Cost: $1,093,830,343)		$1,264,501,736

Mutual Funds 1.5%
Kayne Anderson MLP Investment Co.	533,300	$19,118,805
Total Mutual Funds (Cost: $17,220,037)		$19,118,805

	Shares	Value

Money Market Funds 2.0%
Columbia Short-Term Cash Fund, 0.089% (a)(b)	25,592,393	25,592,393
Total Money Market Funds (Cost: $25,592,393)		$25,592,393
Total Investments (Cost: $1,136,642,773)		$1,309,212,934(c)
Other Assets & Liabilities, Net		(918,203)
Net Assets		$1,308,294,731

Notes to Portfolio of Investments
(a) The rate shown is the seven-day current annualized yield at September 30, 2013.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows: [Insert S26]

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	14,452,582	175,685,195	(164,545,384)	25,592,393	20,273	25,592,393

(c)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	115,305,692	—	—	115,305,692
Consumer Staples	134,377,333	—	—	134,377,333
Energy	149,719,999	—	—	149,719,999
Financials	209,289,645	—	—	209,289,645
Health Care	196,592,264	—	—	196,592,264
Industrials	183,331,841	—	—	183,331,841
Information Technology	182,011,532	—	—	182,011,532
Materials	25,614,910	—	—	25,614,910
Telecommunication Services	42,260,412	—	—	42,260,412
Utilities	25,998,108	—	—	25,998,108
Total Equity Securities	1,264,501,736	—	—	1,264,501,736
Mutual Funds
Equity Funds	19,118,805	—	—	19,118,805
Money Market Funds	25,592,393	—	—	25,592,393
Total Mutual Funds	44,711,198	—	—	44,711,198
Total	1,309,212,934	—	—	1,309,212,934

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Common Stocks ($)
Balance as of December 31,2012	1
Accrued discounts/premiums	—
Realized gain (loss)	(8,327,955)
Change in unrealized appreciation (depreciation)(a)	8,327,954
Sales	—
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of September 30, 2013	—

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio – Victory Established Value Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.9%
CONSUMER DISCRETIONARY 18.9%
Auto Components 5.4%
Allison Transmission Holdings, Inc.	633,400	$15,866,670
Autoliv, Inc.	186,700	16,315,713
Johnson Controls, Inc.	571,800	23,729,700
Total		55,912,083
Automobiles 1.5%
Harley-Davidson, Inc.	247,000	15,867,280
Hotels, Restaurants & Leisure 3.2%
International Game Technology	820,600	15,533,958
Marriott International, Inc., Class A	424,100	17,837,646
Total		33,371,604
Household Durables 0.9%
Mohawk Industries, Inc. (a)	73,600	9,586,400
Leisure Equipment & Products 1.1%
Hasbro, Inc.	238,100	11,224,034
Media 1.5%
Omnicom Group, Inc.	239,100	15,168,504
Multiline Retail 1.5%
Nordstrom, Inc.	273,600	15,376,320
Specialty Retail 3.8%
Aaron’s, Inc.	503,200	13,938,640
Chico’s FAS, Inc.	906,900	15,108,954
Penske Automotive Group, Inc.	236,100	10,088,553
Total		39,136,147
TOTAL CONSUMER DISCRETIONARY		195,642,372
CONSUMER STAPLES 0.6%
Food Products 0.6%
Tyson Foods, Inc., Class A	220,800	6,244,224
TOTAL CONSUMER STAPLES		6,244,224
ENERGY 6.2%
Energy Equipment & Services 1.6%
Helmerich & Payne, Inc.	243,200	16,768,640
Oil, Gas & Consumable Fuels 4.6%
Cimarex Energy Co.	164,800	15,886,720

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp.	258,000	$14,902,080
Energen Corp.	213,384	16,300,404
Total		47,089,204
TOTAL ENERGY		63,857,844
FINANCIALS 21.9%
Capital Markets 0.9%
Affiliated Managers Group, Inc. (a)	49,182	8,982,600
Commercial Banks 5.6%
City National Corp.	143,700	9,579,042
Cullen/Frost Bankers, Inc.	261,700	18,462,935
Fifth Third Bancorp	964,300	17,395,972
SunTrust Banks, Inc.	367,709	11,921,126
Total		57,359,075
Insurance 13.1%
Alleghany Corp. (a)	40,600	16,631,790
Aon PLC	209,600	15,602,624
Arch Capital Group Ltd. (a)	195,100	10,560,763
Chubb Corp. (The)	136,000	12,139,360
Markel Corp. (a)	33,500	17,345,295
Marsh & McLennan Companies, Inc.	397,400	17,306,770
Reinsurance Group of America, Inc.	188,700	12,641,013
Willis Group Holdings PLC	410,769	17,798,621
WR Berkley Corp.	364,613	15,627,313
Total		135,653,549
Real Estate Investment Trusts (REITs) 2.3%
Alexandria Real Estate Equities, Inc.	228,323	14,578,424
Regency Centers Corp.	193,000	9,331,550
Total		23,909,974
TOTAL FINANCIALS		225,905,198
HEALTH CARE 5.4%
Health Care Equipment & Supplies 3.5%
Becton Dickinson and Co.	187,000	18,703,740
CareFusion Corp. (a)	466,500	17,213,850
Total		35,917,590
Health Care Providers & Services 1.9%
Patterson Companies, Inc.	503,672	20,247,614
TOTAL HEALTH CARE		56,165,204

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 16.6%
Airlines 1.7%
Southwest Airlines Co.	1,208,300	$17,592,848
Commercial Services & Supplies 3.2%
Cintas Corp.	336,000	17,203,200
Republic Services, Inc.	469,800	15,672,528
Total		32,875,728
Electrical Equipment 2.5%
Hubbell, Inc., Class B	84,700	8,871,478
Rockwell Automation, Inc.	163,325	17,465,975
Total		26,337,453
Machinery 7.5%
Dover Corp.	206,051	18,509,562
Ingersoll-Rand PLC	173,900	11,293,066
Kennametal, Inc.	402,000	18,331,200
Parker Hannifin Corp.	152,860	16,618,939
Xylem, Inc.	449,600	12,557,328
Total		77,310,095
Professional Services 1.7%
Robert Half International, Inc.	456,300	17,809,389
TOTAL INDUSTRIALS		171,925,513
INFORMATION TECHNOLOGY 15.2%
Communications Equipment 1.6%
Juniper Networks, Inc. (a)	839,013	16,662,798
Electronic Equipment, Instruments & Components 3.8%
Avnet, Inc.	382,900	15,970,759
TE Connectivity Ltd.	443,100	22,943,718
Total		38,914,477
IT Services 3.6%
Broadridge Financial Solutions, Inc.	615,200	19,532,600
Fidelity National Information Services, Inc.	372,900	17,317,476
Total		36,850,076
Semiconductors & Semiconductor Equipment 4.7%
Analog Devices, Inc.	345,500	16,255,775
Lam Research Corp. (a)	341,168	17,464,390
Skyworks Solutions, Inc. (a)	603,500	14,990,940
Total		48,711,105

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 1.5%
Synopsys, Inc. (a)	408,500	$15,400,450
TOTAL INFORMATION TECHNOLOGY		156,538,906
MATERIALS 9.3%
Chemicals 2.9%
International Flavors & Fragrances, Inc.	145,500	11,974,650
RPM International, Inc.	486,900	17,625,780
Total		29,600,430
Containers & Packaging 4.5%
Avery Dennison Corp.	367,200	15,980,544
Bemis Co., Inc.	331,200	12,920,112
Crown Holdings, Inc. (a)	423,400	17,901,352
Total		46,802,008
Metals & Mining 1.9%
Reliance Steel & Aluminum Co.	261,832	19,184,431
TOTAL MATERIALS		95,586,869
UTILITIES 4.8%
Electric Utilities 1.1%
Xcel Energy, Inc.	426,852	11,785,384
Gas Utilities 1.6%
Atmos Energy Corp.	377,200	16,064,948
Multi-Utilities 2.1%
Alliant Energy Corp.	268,600	13,309,130
Sempra Energy	103,286	8,841,281
Total		22,150,411
TOTAL UTILITIES		50,000,743
Total Common Stocks (Cost: $848,278,496)		$1,021,866,873

	Shares	Value

Money Market Funds 0.4%
Columbia Short-Term Cash Fund, 0.089% (b)(c)	3,815,604	$3,815,604
Total Money Market Funds (Cost: $3,815,604)		$3,815,604
Total Investments
(Cost: $852,094,100)		$1,025,682,477(d)
Other Assets & Liabilities, Net		7,581,000
Net Assets		$1,033,263,477

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	14,805,978	256,292,534	(267,282,908)	3,815,604	14,394	3,815,604

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	195,642,372	—	—	195,642,372
Consumer Staples	6,244,224	—	—	6,244,224
Energy	63,857,844	—	—	63,857,844
Financials	225,905,198	—	—	225,905,198
Health Care	56,165,204	—	—	56,165,204
Industrials	171,925,513	—	—	171,925,513
Information Technology	156,538,906	—	—	156,538,906
Materials	95,586,869	—	—	95,586,869
Utilities	50,000,743	—	—	50,000,743
Total Equity Securities	1,021,866,873	—	—	1,021,866,873
Mutual Funds
Money Market Funds	3,815,604	—	—	3,815,604
Total Mutual Funds	3,815,604	—	—	3,815,604
Total	1,025,682,477	—	—	1,025,682,477

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – Wells Fargo Short Duration Government Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 31.9%
Federal Home Loan Mortgage Corp. (a)
02/15/42	5.500%	$2,357,451	$2,731,598
11/01/37- 12/01/38	6.500%	2,592,283	2,850,175
CMO Series 2638 Class MJ
07/15/33	5.000%	8,075,000	8,855,990
CMO Series 2744 Class JH
02/15/34	5.000%	3,099,000	3,398,187
CMO Series 2762 Class LY
03/15/34	5.000%	3,235,872	3,538,423
CMO Series 3035 Class PA
09/15/35	5.500%	3,235,942	3,558,783
CMO Series 3537 Class DL
05/15/39	6.000%	6,472,566	7,192,717
CMO Series 3613 Class HJ
12/15/39	5.500%	22,827,858	25,590,006
CMO Series 3704 Class CT
12/15/36	7.000%	3,375,919	4,067,925
CMO Series 3980 Class EP
01/15/42	5.000%	4,772,088	5,227,378
Structured Pass-Through Securities
CMO Series T-55 Class 1A2
03/25/43	7.000%	2,056	2,317
CMO Series T-57 Class 1A3
07/25/43	7.500%	506,223	588,654
CMO Series T-59 Class 1A3
10/25/43	7.500%	213,662	258,245
CMO Series T-60 Class 1A2
03/25/44	7.000%	219,524	260,271
CMO Series T-60 Class 1A3
03/25/44	7.500%	87,900	105,965
Federal Home Loan Mortgage Corp. (a)(b)
01/01/43	2.381%	4,769,925	4,823,933
05/01/42	3.025%	4,506,408	4,678,151
08/01/41	3.562%	5,486,993	5,802,479
07/01/38	5.858%	8,042,142	8,594,219
06/01/37	6.063%	2,150,288	2,288,044
Structured Pass-Through Securities
CMO Series T-41 Class 3A
07/25/32	6.700%	2,155,985	2,515,790
CMO Series T-51 Class 2A
08/25/42	7.500%	2,273,442	2,712,952
Federal National Mortgage Association (a)
07/25/40	5.000%	23,572,794	25,546,379
04/01/40- 05/01/43	5.500%	170,767,529	189,384,772
04/01/35- 05/15/43	6.000%	54,912,597	60,646,486
08/01/37- 02/01/41	6.500%	54,510,349	61,875,257
04/01/35	7.000%	3,245,628	3,727,723
07/01/32	7.500%	414,755	476,343
CMO Series 2000-T6 Class A1
06/25/30	7.500%	823,589	972,387
CMO Series 2001-T1 Class A1
10/25/40	7.500%	3,164,790	3,747,324
CMO Series 2001-T3 Class A1
11/25/40	7.500%	906,673	1,069,592

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO Series 2001-T4 Class A1
07/25/41	7.500%	$130,895	$157,997
CMO Series 2001-T8 Class A1
07/25/41	7.500%	2,266,841	2,661,221
CMO Series 2002-14 Class A1
01/25/42	7.000%	963,424	1,108,755
CMO Series 2002-14 Class A2
01/25/42	7.500%	2,015,990	2,401,213
CMO Series 2002-26 Class A1
01/25/48	7.000%	1,263,026	1,481,466
CMO Series 2002-26 Class A2
01/25/48	7.500%	1,765,579	2,112,065
CMO Series 2002-33 Class A2
06/25/32	7.500%	202,306	240,355
CMO Series 2002-90 Class A1
06/25/42	6.500%	36,878	43,027
CMO Series 2002-T12 Class A3
05/25/42	7.500%	1,851,774	2,243,590
CMO Series 2002-T16 Class A2
07/25/42	7.000%	1,031,695	1,216,229
CMO Series 2002-W8 Class A3
06/25/42	7.500%	159,844	189,123
CMO Series 2003-25 Class KP
04/25/33	5.000%	5,318,853	5,797,433
CMO Series 2003-W12 Class 1A8
06/25/43	4.550%	5,681,122	6,140,890
CMO Series 2003-W2 Class 1A1
07/25/42	6.500%	25,073	28,901
CMO Series 2004-W11 Class 1A2
05/25/44	6.500%	3,620,297	4,202,075
CMO Series 2004-W14 Class 2A
07/25/44	7.500%	205,611	230,872
CMO Series 2004-W2 Class 5A
03/25/44	7.500%	384,345	453,108
CMO Series 2004-W9 Class 1A3
02/25/44	6.050%	6,062,457	6,620,451
CMO Series 2004-W9 Class 2A3
02/25/44	7.500%	1,115,810	1,283,574
CMO Series 2005-W1 Class 1A4
10/25/44	7.500%	3,359,927	4,050,738
CMO Series 2005-W3 Class 1A
03/25/45	7.500%	1,778,403	2,081,602
CMO Series 2005-W4 Class 1A3
08/25/35	7.000%	924,948	1,085,891
CMO Series 2006-4 Class MD
03/25/35	6.000%	2,257,000	2,438,038
CMO Series 2009-14 Class A
06/25/35	7.000%	4,736,865	5,576,911
CMO Series 2010-71 Class HJ
07/25/40	5.500%	5,805,711	6,457,559
CMO Series 2011-15 Class AT
03/25/41	4.000%	28,236,097	29,804,133
CMO Series 2011-53 Class TN
06/25/41	4.000%	54,289,501	57,237,584
CMO Series 2011-58 Class AT
07/25/41	4.000%	23,092,664	24,264,778
CMO Series 2011-74 Class WD
04/25/40	4.000%	11,153,832	11,538,159

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO Series 2012-28 Class PT
03/25/42	4.000%	$9,311,312	$9,740,517
CMO Series 2044-W8 Class 3A
06/25/44	7.500%	1,790,838	2,115,751
Federal National Mortgage Association (a)(b)
04/01/42	2.701%	5,289,298	5,464,693
08/01/42	2.815%	1,729,551	1,770,963
03/01/42	2.926%	2,360,275	2,440,984
10/01/41	3.041%	1,818,878	1,903,944
03/01/42	3.218%	13,048,668	13,557,696
10/01/41	3.221%	16,061,153	16,828,801
09/01/41	3.306%	14,602,317	15,309,759
07/01/41	3.322%	12,434,075	13,027,994
10/01/41	3.404%	3,919,229	4,111,872
07/01/41	3.545%	2,221,898	2,342,940
09/01/41	3.638%	11,418,063	12,001,388
08/01/41	3.712%	6,012,024	6,338,575
CMO Series 1999-T2 Class A1
01/19/39	7.500%	371,019	416,243
CMO Series 2001-W3 Class A
09/25/41	7.000%	173,334	198,464
CMO Series 2002-W1 Class 2A
02/25/42	6.700%	697,715	827,139
CMO Series 2002-W6 Class 2A1
06/25/42	6.516%	12,787	14,415
CMO Series 2003-W1 Class 2A
12/25/42	6.760%	396,649	455,918
CMO Series 2003-W4 Class 4A
10/25/42	7.110%	994,397	1,154,546
CMO Series 2010-111 Class WA
10/25/40	6.047%	2,086,726	2,413,507
Government National Mortgage Association (a)
03/15/33	5.500%	2,837,087	3,208,624
09/15/35	6.000%	20,628,633	23,255,130
08/15/36	6.500%	2,015,220	2,262,106
CMO Series 2002-47 Class PY
07/20/32	6.000%	4,446,682	5,035,263
CMO Series 2009-42 Class CT
08/16/35	6.000%	8,216,822	9,521,695
Total Residential Mortgage-Backed Securities - Agency (Cost: $791,856,375)			$785,955,130

Commercial Mortgage-Backed Securities - Agency 0.2%
Federal National Mortgage Association Series 2011-M2 Class A1 (a)
07/25/21	2.019%	5,182,551	5,307,704
Total Commercial Mortgage-Backed Securities - Agency (Cost: $5,203,103)			$5,307,704

Commercial Mortgage-Backed Securities - Non-Agency 5.7%
CFCRE Commercial Mortgage Trust (a)

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Series 2011-C2 Class A1
12/15/47	1.558%	$3,003,244	$3,020,933
CFCRE Commercial Mortgage Trust (a)(c)
Series 2011-C1 Class A1
04/15/44	1.871%	5,212,591	5,271,608
Citigroup Commercial Mortgage Trust Series 2005-C3 Class A4 (a)
05/15/43	4.860%	4,201,000	4,380,484
Commercial Mortgage Pass Through Certificates Series 2013-CR8 Class A1 (a)
06/10/46	1.024%	12,674,905	12,600,186
Commercial Mortgage Trust (a)
Series 2013-CR10 Class A1
08/10/46	1.278%	9,975,110	9,975,373
Series 2013-CR6 Class A1
03/10/46	0.719%	9,770,961	9,665,474
Credit Suisse First Boston Mortgage Securities Corp. (a)(b)
Series 2005-C1 Class A4
02/15/38	5.014%	4,338,738	4,491,548
Series 2005-C6 Class A4
12/15/40	5.230%	8,058,455	8,543,945
DBUBS Mortgage Trust (a)
Series 2011-LC3A Class A1
08/10/44	2.238%	2,954,496	2,990,423
DBUBS Mortgage Trust (a)(c)
Series 2011-LC2A Class A1
07/10/44	3.527%	7,644,540	8,107,189
DDR Corp. Series 2009-DDR1 Class A (a)(c)
10/14/22	3.807%	11,049,797	11,307,124
GS Mortgage Securities Corp. II Series 2010-C2 Class A1 (a)(c)
12/10/43	3.849%	9,629,100	10,281,776
Greenwich Capital Commercial Funding Corp. Series 2005-GG5 Class A41 (a)(b)
04/10/37	5.243%	6,722,246	6,724,438
JPMBB Commercial Mortgage Securities Trust Series 2013-C12 Class A1 (a)
07/15/45	1.085%	12,167,054	12,103,738
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2010-CNTR Class A1 (a)(c)
08/05/32	3.300%	2,384,897	2,497,881
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class A1 (a)(c)
02/15/46	1.875%	1,850,345	1,861,510
LB-UBS Commercial Mortgage Trust (a)(b)
Series 2004-C6 Class A6
08/15/29	5.020%	3,111,012	3,182,892
Series 2005-C7 Class A3
11/15/30	5.624%	3,161,050	3,299,617
Morgan Stanley Capital I Trust Series 2011-C2 Class A1 (a)(c)
06/15/44	1.480%	6,630,344	6,686,331

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Motel 6 Trust Series 2012-MTL6 Class A2 (a)(c)
10/05/25	1.948%	$13,096,000	$12,909,294
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $141,644,485)			$139,901,764

Asset-Backed Securities - Non-Agency 10.1%
Ally Master Owner Trust Series 2010-4 Class A (b)
08/15/17	1.252%	4,000,000	4,039,828
AmeriCredit Automobile Receivables Trust Series 2013-3 Class A2
10/11/16	0.680%	10,669,000	10,665,871
American Express Credit Account Master Trust (b)
Series 2012-4 Class A
05/15/20	0.422%	22,134,000	22,080,166
Series 2013-1 Class A
02/16/21	0.602%	8,000,000	8,000,000
American Express Issuance Trust II Series 2013-1 Class A (b)
02/15/19	0.462%	12,101,000	12,030,986
Capital Auto Receivables Asset Trust
Series 2013-1 Class A3
06/20/17	0.790%	8,315,000	8,289,240
Series 2013-3 Class A2
11/21/16	1.040%	13,699,000	13,713,144
Capital One Multi-Asset Execution Trust Series 2007-A1 Class A1 (b)
11/15/19	0.232%	10,318,000	10,224,178
Chase Issuance Trust Series 2007-A2 Class A2 (b)
04/15/19	0.232%	6,827,000	6,768,151
Hertz Vehicle Financing LLC Series 2013-1A Class A1 (c)
08/25/17	1.120%	16,580,000	16,505,853
Nelnet Student Loan Trust (b)
Series 2006-2 Class A4
10/26/26	0.346%	8,445,961	8,420,302
Series 2007-1 Class A1
11/27/18	0.272%	1,662,627	1,658,258
SLC Student Loan Trust Series 2007-2 Class A2 (b)
05/15/28	0.664%	6,521,060	6,471,592
SLM Private Education Loan Trust (b)
Series 2013-1 Class A2
09/25/19	0.429%	15,703,000	15,592,294
SLM Private Education Loan Trust (b)(c)
Series 2013-B Class A1
07/15/22	0.832%	13,210,042	13,143,783
SLM Private Education Loan Trust (c)
Series 2013-B Class A2A
06/17/30	1.850%	7,944,000	7,665,367

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
SLM Student Loan Trust (b)
Series 2002-6 Class A4CP
03/15/19	0.410%	$1,720,292	$1,720,622
Series 2005-6 Class A5B
07/27/26	1.466%	3,082,534	3,131,409
Series 2007-7 Class A3
04/25/17	0.506%	5,735,000	5,697,304
Series 2010-1 Class A
03/25/25	0.579%	9,111,250	9,081,082
Series 2013-3 Class A2
05/26/20	0.479%	10,957,000	10,891,513
Series 2013-5 Class A2
10/26/20	0.627%	8,389,000	8,376,431
SLM Student Loan Trust (b)(c)
Series 2004-8A Class A5
04/25/24	0.766%	10,859,537	11,014,048
Series 2011-B Class A1
12/16/24	1.032%	4,173,269	4,166,915
Series 2011-C Class A1
12/15/23	1.582%	2,448,169	2,459,681
Series 2012-C Class A1
08/15/23	1.282%	6,786,046	6,790,378
Series 2012-E Class A1
10/16/23	0.932%	5,201,088	5,185,296
Series 2012-E Class A2B
06/15/45	1.932%	5,340,000	5,427,749
Santander Drive Auto Receivables Trust
Series 2012-5 Class A2
12/15/15	0.570%	5,687,258	5,686,225
Series 2012-5 Class A3
12/15/16	0.830%	4,475,000	4,477,925
Total Asset-Backed Securities - Non-Agency (Cost: $249,959,118)			$249,375,591

U.S. Treasury Obligations 43.3%
U.S. Treasury
11/15/13	0.500%	117,570,000	117,639,260
02/28/14	0.250%	51,016,000	51,057,833
03/31/14	1.750%	75,367,000	75,999,932
12/31/14	0.125%	33,228,000	33,211,120
07/31/15	0.250%	178,774,000	178,634,333
08/31/15	0.375%	251,904,000	252,179,520
09/30/15	0.250%	154,335,000	154,093,852
01/15/16	0.375%	42,896,000	42,869,190
08/15/16	0.625%	28,616,000	28,633,885
09/15/16	0.875%	26,231,000	26,423,640
U.S. Treasury (d)
09/30/15	0.250%	107,375,000	107,207,227
Total U.S. Treasury Obligations (Cost: $1,067,076,957)			$1,067,949,792

U.S. Government & Agency Obligations 9.5%
Federal Home Loan Banks
10/18/13	3.625%	50,000,000	50,084,704
11/20/15	0.500%	35,000,000	35,002,205
Federal Home Loan Banks (d)

Issuer	Coupon Rate	Principal Amount	Value

U.S. Government & Agency Obligations (continued)
04/01/14	0.060%	$150,000,000	$149,977,350
Total U.S. Government & Agency Obligations (Cost: $235,152,690)			$235,064,259

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills 1.1%
U.S. Treasury Bills
12/12/13	0.010%	26,999,730	26,999,325
Total Treasury Bills (Cost: $26,999,730)			$26,999,325

	Shares	Value

Money Market Funds 6.8%
Columbia Short-Term Cash Fund, 0.089% (e)(f)	167,091,685	$167,091,685
Total Money Market Funds (Cost: $167,091,685)		$167,091,685
Total Investments
(Cost: $2,684,984,143) (g)		$2,677,645,250(h)
Other Assets & Liabilities, Net		(212,051,047)
Net Assets		$2,465,594,203

Notes to Portfolio of Investments

(a)                                     The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(b)                                     Variable rate security.

(c)                                     Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the value of these securities amounted to $131,281,783 or 5.32% of net assets.

(d)                                     Represents a security purchased on a when-issued or delayed delivery basis.

(e)                                     The rate shown is the seven-day current annualized yield at September 30, 2013.

(f)                                       As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	51,084,122	2,274,495,296	(2,158,487,733)	167,091,685	78,587	167,091,685

(g)                                     At September 30, 2013, the cost of securities for federal income tax purposes was approximately $2,684,984,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$5,920,000
Unrealized Depreciation	(13,259,000)
Net Unrealized Depreciation	$(7,339,000)

(h)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO       Collateralized Mortgage Obligation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Residential Mortgage-Backed Securities - Agency	—	785,955,130	—	785,955,130
Commercial Mortgage-Backed Securities - Agency	—	5,307,704	—	5,307,704
Commercial Mortgage-Backed Securities - Non-Agency	—	139,901,764	—	139,901,764
Asset-Backed Securities - Non-Agency	—	249,375,591	—	249,375,591
U.S. Treasury Obligations	1,067,949,792	—	—	1,067,949,792
U.S. Government & Agency Obligations	—	235,064,259	—	235,064,259
Total Bonds	1,067,949,792	1,415,604,448	—	2,483,554,240
Short-Term Securities
Treasury Bills	26,999,325	—	—	26,999,325
Total Short-Term Securities	26,999,325	—	—	26,999,325
Mutual Funds
Money Market Funds	167,091,685	—	—	167,091,685
Total Mutual Funds	167,091,685	—	—	167,091,685
Total	1,262,040,802	1,415,604,448	—	2,677,645,250

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	November 22, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	November 22, 2013